See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .9%
Aerospace & Defense -
2 .5%
General Dynamics Corp. 2,804 $ 720,572
L3Harris Technologies, Inc. 2,808 595,324
Lockheed Martin Corp. 2,418 1,119,413
Northrop Grumman Corp. 1,620 789,378
3,224,687
Banks -
0 .3%
JPMorgan Chase & Co. 1,404 375,289
Beverages -
1 .8%
PepsiCo, Inc. 15,834 2,386,025
Biotechnology -
4 .9%
AbbVie, Inc. 7,488 1,377,043
Alkermes plc*(a) 30,030 946,846
Amgen, Inc. 1,092 311,679
Biogen, Inc.* 6,318 909,350
Gilead Sciences, Inc. 14,352 1,395,014
Neurocrine Biosciences, Inc.* 4,446 674,992
Regeneron Pharmaceuticals, Inc.* 1,092 734,894
6,349,818
Broadline Retail -
3 .1%
Amazon.com, Inc.* 15,288 3,633,652
Dillard's, Inc., Class A(a) 858 401,638
4,035,290
Capital Markets -
0 .8%
CME Group, Inc. 3,666 867,082
FactSet Research Systems, Inc.(a) 468 222,024
1,089,106
Chemicals -
0 .7%
Corteva, Inc. 13,026 850,207
Commercial Services & Supplies -
1 .8%
Republic Services, Inc. 3,588 778,130
Waste Connections, Inc. 4,212 774,039
Waste Management, Inc. 3,822 841,834
2,394,003
Consumer Staples Distribution & Retail -
0 .1%
Sprouts Farmers Market, Inc.* 1,092 172,907
Containers & Packaging -
2 .3%
AptarGroup, Inc. 3,978 625,143
Avery Dennison Corp.(a) 4,293 797,339
Packaging Corp. of America 4,290 912,311
Sonoco Products Co. 13,041 621,273
2,956,066
Diversified Consumer Services -
0 .5%
Service Corp. International 7,878 615,429
Investments Shares Value
Diversified Telecommunication Services -
3 .0%
AT&T, Inc. 82,290 $ 1,952,742
Iridium Communications, Inc. 2,808 80,730
Verizon Communications, Inc. 48,360 1,904,900
3,938,372
Electric Utilities -
3 .5%
Alliant Energy Corp. 5,148 303,114
American Electric Power Co., Inc. 7,176 705,831
Duke Energy Corp. 10,296 1,153,049
Pinnacle West Capital Corp.(a) 7,176 624,025
Southern Co. (The) 13,338 1,119,725
TXNM Energy, Inc.(a) 13,884 671,292
4,577,036
Electronic Equipment, Instruments & Components -
0 .2%
Badger Meter, Inc. 1,077 230,381
Entertainment -
0 .2%
Electronic Arts, Inc. 2,262 278,022
Financial Services -
4 .0%
Berkshire Hathaway, Inc., Class B* 2,496 1,169,801
Jack Henry & Associates, Inc. 3,822 665,372
Visa, Inc., Class A(a) 9,594 3,279,229
5,114,402
Food Products -
3 .5%
Cal-Maine Foods, Inc.(a) 10,608 1,144,603
Conagra Brands, Inc. 6,399 165,670
General Mills, Inc. 16,380 985,093
Hershey Co. (The)(a) 4,056 605,358
Hormel Foods Corp. 22,308 668,794
Kellanova 12,480 1,019,991
4,589,509
Ground Transportation -
0 .7%
Landstar System, Inc. 5,346 880,272
Health Care Equipment & Supplies -
1 .1%
Abbott Laboratories 6,318 808,262
Becton Dickinson & Co. 2,652 656,635
1,464,897
Health Care Providers & Services -
1 .0%
Cencora, Inc.(a) 1,105 280,902
Chemed Corp. 1,784 1,002,608
1,283,510
Hotels, Restaurants & Leisure -
1 .3%
McDonald's Corp. 4,134 1,193,486
Restaurant Brands International, Inc.
(a) 8,112 499,212
1,692,698

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Products -
3 .6%
Clorox Co. (The) 1,092 $ 173,278
Procter & Gamble Co. (The) 27,222 4,518,580
4,691,858
Insurance -
6 .1%
Allstate Corp. (The) 3,822 735,085
American Financial Group, Inc. 1,248 170,427
Arthur J Gallagher & Co. 2,496 753,343
Assurant, Inc. 4,479 963,836
Chubb Ltd. 3,198 869,472
Cincinnati Financial Corp. 4,563 625,359
Markel Group, Inc.* 425 777,231
Selective Insurance Group, Inc. 6,552 551,220
Travelers Cos., Inc. (The) 2,964 726,714
W R Berkley Corp. 11,076 651,601
Willis Towers Watson plc 3,276 1,079,655
7,903,943
Interactive Media & Services -
3 .1%
Alphabet, Inc., Class A 6,084 1,241,258
Alphabet, Inc., Class C 4,212 865,987
Meta Platforms, Inc., Class A 2,730 1,881,461
3,988,706
IT Services -
2 .9%
Amdocs Ltd. 11,622 1,024,944
International Business Machines
Corp. 10,608 2,712,466
3,737,410
Leisure Products -
0 .6%
Hasbro, Inc. 12,792 739,889
Life Sciences Tools & Services -
0 .8%
QIAGEN NV* 22,901 1,022,301
Metals & Mining -
1 .7%
Agnico Eagle Mines Ltd. 13,494 1,254,132
Royal Gold, Inc. 6,942 970,631
2,224,763
Multi-Utilities -
2 .7%
Ameren Corp. 7,566 712,717
CMS Energy Corp. 9,984 658,944
Consolidated Edison, Inc. 10,874 1,019,329
WEC Energy Group, Inc.(a) 10,530 1,045,208
3,436,198
Oil, Gas & Consumable Fuels -
3 .0%
Coterra Energy, Inc. 26,364 730,810
DT Midstream, Inc. 9,672 977,646
Exxon Mobil Corp. 12,324 1,316,573
Scorpio Tankers, Inc. 17,784 846,874
3,871,903
Investments Shares Value
Pharmaceuticals -
7 .1%
Eli Lilly & Co. 3,978 $ 3,226,477
Johnson & Johnson 19,968 3,038,131
Merck & Co., Inc. 29,172 2,882,777
9,147,385
Professional Services -
3 .4%
Automatic Data Processing, Inc. 4,680 1,418,087
Booz Allen Hamilton Holding Corp. 4,524 583,596
FTI Consulting, Inc.* 4,992 975,187
Science Applications International
Corp.(a) 7,878 853,030
Verisk Analytics, Inc. 1,863 535,501
4,365,401
Retail REITs -
0 .5%
Agree Realty Corp., REIT(a) 8,502 616,990
Semiconductors & Semiconductor Equipment -
5 .6%
Analog Devices, Inc. 156 33,055
Broadcom, Inc. 2,535 560,920
NVIDIA Corp. 47,658 5,722,296
Texas Instruments, Inc. 5,304 979,171
7,295,442
Software -
11 .2%
Check Point Software Technologies
Ltd.* 5,694 1,241,406
Commvault Systems, Inc.*(a) 1,950 310,557
Microsoft Corp. 23,946 9,939,027
nCino, Inc.*(a) 4,212 143,250
Qualys, Inc.* 6,630 924,288
Roper Technologies, Inc. 324 186,511
Tyler Technologies, Inc.* 1,716 1,032,414
Zoom Communications, Inc., Class
A* 8,538 742,294
14,519,747
Specialized REITs -
1 .4%
Equinix, Inc., REIT 936 855,186
Public Storage, REIT 3,276 977,820
1,833,006
Specialty Retail -
1 .7%
AutoZone, Inc.* 312 1,045,265
Murphy USA, Inc.(a) 1,014 509,951
Tractor Supply Co.(a) 12,150 660,474
2,215,690
Technology Hardware, Storage & Peripherals -
5 .1%
Apple, Inc. 27,846 6,571,656
Wireless Telecommunication Services -
1 .1%
T-Mobile US, Inc. 6,084 1,417,390
Total Common Stocks
(Cost $109,220,813) 128,097,604

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 3 .8% (b)
REPURCHASE AGREEMENTS - 3 .8%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$3,985,959, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $4,040,107 $ 3,984,521 $ 3,984,521
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,375, collateralized by
various Common Stocks; total
market value $1,104,078 1,000,000 1,000,000
4,984,521
Total Securities Lending Reinvestments
(Cost $4,984,521) 4,984,521
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.29%, 3/27/2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $69,556) $ 70,000 $ 69,572
Total Investments - 102.8%
(Cost $114,274,890) 133,151,697
Liabilities in excess of other assets - (2.8%) (3,660,299)
NET ASSETS - 100.0% $129,491,398
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $11,965,092, collateralized in
the form of cash with a value of $4,984,521 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $7,353,335 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 4, 2025 – November 15, 2054; a total
value of $12,337,856.
(b) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $4,984,521.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
S&P 500 Micro E-Mini Index 45 03/21/2025 USD $ 1,365,131 $ (5,565)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .9%
Securities Lending Reinvestments 3 .8
Short-Term Investments 0 .1
Others
(1)
( 2 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.0%
Aerospace & Defense -
1.1%
BAE Systems plc 28,800 $ 438,014
Singapore Technologies Engineering
Ltd. 17,600 62,852
500,866
Air Freight & Logistics -
0.8%
SG Holdings Co. Ltd. 35,200 332,792
Automobile Components -
0.4%
Bridgestone Corp. 4,600 166,028
Automobiles -
1.0%
Ferrari NV(a) 976 422,683
Banks -
10.5%
Bank Hapoalim BM 31,696 407,830
Bank Leumi Le-Israel BM 33,200 416,684
BOC Hong Kong Holdings Ltd. 77,000 249,531
CaixaBank SA 27,040 164,609
Commonwealth Bank of Australia 816 81,722
DBS Group Holdings Ltd. 18,900 622,098
Hang Seng Bank Ltd.(a) 14,400 180,102
HSBC Holdings plc 9,088 95,499
Japan Post Bank Co. Ltd. 36,800 382,734
Mizrahi Tefahot Bank Ltd. 3,904 186,269
National Bank of Canada(a) 2,432 216,609
Oversea-Chinese Banking Corp. Ltd. 34,400 441,644
Royal Bank of Canada(a) 4,976 608,767
Toronto-Dominion Bank (The) 4,144 237,237
United Overseas Bank Ltd. 11,900 329,351
4,620,686
Beverages -
0.2%
Suntory Beverage & Food Ltd. 3,200 99,751
Broadline Retail -
0.8%
Dollarama, Inc.(a) 2,720 258,299
Pan Pacific International Holdings
Corp. 3,200 89,522
347,821
Capital Markets -
2.8%
Deutsche Boerse AG 1,904 471,866
London Stock Exchange Group plc 2,832 423,500
Singapore Exchange Ltd. 39,500 357,607
1,252,973
Chemicals -
1.7%
Air Liquide SA 4,160 729,115
Commercial Services & Supplies -
1.8%
Brambles Ltd. 17,408 214,993
Dai Nippon Printing Co. Ltd. 10,100 149,886
Secom Co. Ltd. 10,600 358,216
Investments Shares Value
Commercial Services & Supplies
(continued)
TOPPAN Holdings, Inc. 3,200 $ 90,266
813,361
Construction & Engineering -
0.5%
ACS Actividades de Construccion y
Servicios SA 3,920 200,818
Consumer Staples Distribution & Retail -
2.6%
Koninklijke Ahold Delhaize NV 11,728 416,473
Loblaw Cos. Ltd. 2,848 357,866
Metro, Inc., Class A 5,760 361,171
1,135,510
Containers & Packaging -
0.5%
CCL Industries, Inc., Class B 4,048 201,778
Diversified Consumer Services -
0.9%
Pearson plc 22,800 380,332
Diversified Telecommunication Services -
4.7%
BCE, Inc. 2,256 53,670
Deutsche Telekom AG (Registered) 19,328 649,990
Elisa OYJ 6,944 299,862
HKT Trust & HKT Ltd. 128,000 157,380
Koninklijke KPN NV 92,768 336,661
Orange SA(a) 17,904 193,101
Singapore Telecommunications Ltd. 81,600 200,493
Swisscom AG (Registered) 320 180,959
2,072,116
Electric Utilities -
4.6%
Chubu Electric Power Co., Inc. 15,000 156,781
CK Infrastructure Holdings Ltd.(a) 24,000 163,253
CLP Holdings Ltd. 41,000 340,719
Fortis, Inc.(a) 4,704 201,055
Hydro One Ltd.(a)(b) 5,536 172,855
Iberdrola SA 34,800 493,445
Iberdrola SA* 599 8,494
Origin Energy Ltd. 16,432 107,107
Power Assets Holdings Ltd. 26,500 171,245
Redeia Corp. SA 8,560 144,512
Terna - Rete Elettrica Nazionale 6,128 50,734
2,010,200
Electrical Equipment -
0.0%(c)
Schneider Electric SE 64 16,323
Financial Services -
0.0%(c)
HAL Trust 144 17,933
Food Products -
4.1%
Danone SA 6,128 429,872
MEIJI Holdings Co. Ltd. 15,500 312,603
Nestle SA (Registered) 8,592 733,118
Nissin Foods Holdings Co. Ltd. 6,400 143,706

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
WH Group Ltd.(b) 208,000 $ 162,041
1,781,340
Gas Utilities -
1.6%
Hong Kong & China Gas Co. Ltd. 263,000 201,513
Osaka Gas Co. Ltd. 8,000 157,882
Snam SpA(a) 31,760 147,450
Tokyo Gas Co. Ltd. 6,800 192,868
699,713
Ground Transportation -
2.8%
Canadian National Railway Co. 4,960 519,957
Canadian Pacific Kansas City Ltd. 896 71,457
Central Japan Railway Co. 8,700 162,314
East Japan Railway Co. 9,600 172,006
Tokyu Corp. 12,800 146,640
West Japan Railway Co. 8,000 147,911
1,220,285
Health Care Equipment & Supplies -
0.2%
Fisher & Paykel Healthcare Corp.
Ltd. 4,352 92,511
Hotels, Restaurants & Leisure -
2.0%
Compass Group plc 16,336 566,525
Genting Singapore Ltd. 262,400 146,176
La Francaise des Jeux SACA(b) 208 7,931
Sodexo SA(a) 1,936 143,295
863,927
Industrial Conglomerates -
1.6%
CK Hutchison Holdings Ltd. 31,500 158,478
Jardine Matheson Holdings Ltd. 3,900 157,365
Sekisui Chemical Co. Ltd. 21,900 364,741
Siemens AG (Registered) 208 44,856
725,440
Insurance -
7.0%
Fairfax Financial Holdings Ltd. 288 389,023
Hannover Rueck SE 704 186,108
Insurance Australia Group Ltd. 34,992 200,802
Intact Financial Corp. 1,712 305,163
Medibank Pvt Ltd. 136,192 339,799
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,232 669,051
Sampo OYJ, Class A 8,720 360,601
Tryg A/S(a) 7,472 151,872
Zurich Insurance Group AG 752 458,628
3,061,047
IT Services -
1.6%
CGI, Inc. 1,936 229,032
Obic Co. Ltd. 5,300 159,120
Otsuka Corp. 14,400 325,755
713,907
Investments Shares Value
Machinery -
1.3%
GEA Group AG 1,824 $ 96,798
Kone OYJ, Class B 6,496 337,646
Schindler Holding AG 368 106,990
Schindler Holding AG (Registered) 64 18,113
559,547
Marine Transportation -
0.7%
AP Moller - Maersk A/S, Class A 7 10,161
Kuehne + Nagel International AG
(Registered)(a) 1,216 278,004
288,165
Media -
0.1%
Dentsu Group, Inc.(a) 2,100 48,889
Metals & Mining -
1.6%
Franco-Nevada Corp. 1,813 247,329
Nippon Steel Corp.(a) 17,100 356,577
Wheaton Precious Metals Corp. 1,648 103,187
707,093
Office REITs -
0.4%
Nippon Building Fund, Inc., REIT(a) 198 157,914
Oil, Gas & Consumable Fuels -
4.5%
Enbridge, Inc. 6,784 294,407
Galp Energia SGPS SA 7,952 134,000
Imperial Oil Ltd.(a) 2,416 161,267
Pembina Pipeline Corp. 9,072 328,615
Shell plc 11,264 374,885
TotalEnergies SE 10,144 594,643
Tourmaline Oil Corp.(a) 1,904 87,046
1,974,863
Passenger Airlines -
2.5%
ANA Holdings, Inc. 17,600 331,258
Cathay Pacific Airways Ltd.(a) 288,000 388,110
Japan Airlines Co. Ltd. 20,800 343,465
Singapore Airlines Ltd. 4,800 22,525
1,085,358
Personal Care Products -
3.8%
Beiersdorf AG 1,152 154,426
Kao Corp. 8,900 355,310
Unilever plc 20,480 1,178,725
1,688,461
Pharmaceuticals -
11.1%
AstraZeneca plc 1,168 164,635
GSK plc 14,192 247,761
Novartis AG (Registered) 9,952 1,047,533
Novo Nordisk A/S, Class B 4,560 385,791
Ono Pharmaceutical Co. Ltd. 11,700 121,873
Otsuka Holdings Co. Ltd. 4,000 210,165
Roche Holding AG 64 21,384
Roche Holding AG - BR 4,272 1,345,512
Sanofi SA 10,288 1,116,547

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Shionogi & Co. Ltd. 16,000 $ 236,616
4,897,817
Professional Services -
3.7%
Computershare Ltd. 10,512 230,539
RELX plc 3,520 176,044
SGS SA (Registered) 3,664 357,180
Thomson Reuters Corp. 2,352 396,637
Wolters Kluwer NV 2,592 473,561
1,633,961
Real Estate Management & Development -
3.9%
Daito Trust Construction Co. Ltd. 3,200 343,765
Daiwa House Industry Co. Ltd. 11,800 373,241
PSP Swiss Property AG (Registered) 2,400 356,015
Sino Land Co. Ltd. 8,190 7,852
Sun Hung Kai Properties Ltd. 32,000 286,668
Swiss Prime Site AG (Registered) 3,184 365,018
1,732,559
Semiconductors & Semiconductor Equipment -
0.8%
ASML Holding NV 480 360,616
Software -
2.3%
Constellation Software, Inc. 80 262,552
Nice Ltd.* 512 85,780
Oracle Corp. Japan 3,200 293,549
SAP SE 1,312 366,204
1,008,085
Specialty Retail -
0.6%
Industria de Diseno Textil SA 1,472 80,673
Nitori Holdings Co. Ltd. 1,600 187,743
268,416
Technology Hardware, Storage & Peripherals -
0.7%
Canon, Inc.(a) 8,900 288,409
Textiles, Apparel & Luxury Goods -
0.2%
LVMH Moet Hennessy Louis Vuitton
SE 144 105,311
Tobacco -
0.8%
Japan Tobacco, Inc. 13,600 348,936
Trading Companies & Distributors -
0.7%
Brenntag SE 528 33,361
Bunzl plc 4,240 181,655
Ferguson Enterprises, Inc. 480 86,938
301,954
Transportation Infrastructure -
1.5%
Aena SME SA(b) 1,616 350,094
Flughafen Zurich AG (Registered) 704 170,563
Getlink SE 9,040 145,239
665,896
Investments Shares Value
Wireless Telecommunication Services -
2.0%
KDDI Corp. 13,800 $ 462,168
SoftBank Corp. 323,200 417,854
880,022
Total Common Stocks
(Cost $40,163,269) 43,481,528
Number
of Rights
RIGHTS - 0.0%(c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y
Servicios SA, expiring 2/4/2025*(a)
(Cost $1,893) 3,920 1,940
Number of
Warrants
WARRANTS - 0.0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.5%(d)
REPURCHASE AGREEMENTS - 2.5%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,098,162, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $1,113,080
(Cost $1,097,766) $1,097,766 1,097,766
Total Investments - 101.5%
(Cost $41,262,928) 44,581,234
Liabilities in excess of other assets - (1.5%) (660,450)
NET ASSETS - 100.0% $43,920,784

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $3,037,210, collateralized in
the form of cash with a value of $1,097,766 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $2,137,230 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
February 27, 2025 – August 15, 2054 and $135,494
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $3,370,490.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $1,097,766.
Percentages shown are based on Net Assets.
Abbreviations
OYJ   — Public Limited Company
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 3 03/21/2025 USD $ 355,575 $ 4,544
Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 10,750,000 Toronto-Dominion Bank (The) USD 69,407 03/19/2025 $ 345
USD 37,900 Citibank NA AUD 59,288 03/19/2025 913
USD 170,358 Bank of Montreal CHF 149,993 03/19/2025 4,403
USD 19,390 Bank of Montreal DKK 137,190 03/19/2025 233
USD 111,013 Bank of Montreal EUR 105,420 03/19/2025 1,211
USD 13,869 Bank of Montreal GBP 10,939 03/19/2025 278
USD 86,387 Toronto-Dominion Bank (The) JPY 13,000,000 03/19/2025 2,036
USD 11,803 Morgan Stanley NOK 131,563 03/19/2025 165
USD 15,323 Bank of Montreal SEK 167,599 03/19/2025 130
Total unrealized appreciation $ 9,714
CAD 41,112 Toronto-Dominion Bank (The) USD 29,063 03/19/2025 $ (626)
EUR 30,000 Toronto-Dominion Bank (The) USD 31,315 03/19/2025 (68)
ILS 73,522 BNP Paribas SA USD 20,649 03/19/2025 (60)
SGD 16,357 Bank of Montreal USD 12,211 03/19/2025 (121)
Total unrealized depreciation $ (875)
Net unrealized appreciation $ 8,839
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations: (continued)
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 2.7%
Canada 13.8
Denmark 1.2
Finland 2.3
France 7 .9
Germany 6.1
Hong Kong 5.6
Israel 2.5
Italy 0.5
Japan 20.5
Netherlands 4.6
New Zealand 0.2
Portugal 0.3
Singapore 5.3
Spain 3.3
Switzerland 12.4
United Kingdom 9.8
Other
1
1.0
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.0%
Rights 0.0
†
Warrants –
Securities Lending Reinvestments 2.5
Others
(1)
(1.5)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.6%
Air Freight & Logistics -
0.2%
Hyundai Glovis Co. Ltd. 305 $ 31,361
Automobile Components -
1.5%
Balkrishna Industries Ltd. 145 4,639
Bosch Ltd. 110 36,485
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 10,000 67,380
Hyundai Mobis Co. Ltd. 90 16,322
MRF Ltd. 48 62,972
187,798
Automobiles -
2.0%
Bajaj Auto Ltd. 665 67,930
Hero MotoCorp Ltd. 1,695 84,913
Maruti Suzuki India Ltd. 670 95,226
248,069
Banks -
16.5%
Agricultural Bank of China Ltd., Class
H 170,000 93,383
Banco BBVA Peru SA 174,560 68,972
Bank Central Asia Tbk. PT 224,500 130,155
Bank of China Ltd., Class H 330,000 170,260
Boubyan Bank KSCP 31,960 65,060
Chang Hwa Commercial Bank Ltd. 185,000 102,596
China Construction Bank Corp.,
Class H 220,000 178,731
Chongqing Rural Commercial Bank
Co. Ltd., Class H 110,000 67,201
Commercial International Bank -
Egypt (CIB) 1,680 2,549
Credicorp Ltd. 605 110,775
Dubai Islamic Bank PJSC 55,755 116,882
Emirates NBD Bank PJSC 14,485 82,224
First Financial Holding Co. Ltd. 118,450 100,433
Grupo Elektra SAB de CV 900 14,956
HDFC Bank Ltd. 2,855 55,993
Hong Leong Bank Bhd. 21,500 97,431
Hong Leong Financial Group Bhd. 15,500 62,939
ICICI Bank Ltd. 3,940 56,987
Industrial & Commercial Bank of
China Ltd., Class H 180,000 122,208
Itau Unibanco Holding SA
(Preference) 2,000 11,576
Kuwait Finance House KSCP 40,265 102,588
Malayan Banking Bhd. 36,500 84,668
National Bank of Kuwait SAKP 33,965 106,134
Public Bank Bhd. 27,500 26,590
Qatar International Islamic Bank QSC 21,200 61,952
Sberbank of Russia PJSC‡ 12,360 —
2,093,243
Investments Shares Value
Broadline Retail -
3.5%
Alibaba Group Holding Ltd., ADR 3,615 $ 357,306
PDD Holdings, Inc., ADR* 725 81,135
Robinson PCL*‡ 600 —
438,441
Capital Markets -
0.9%
HDFC Asset Management Co. Ltd.(a) 430 19,212
Macquarie Korea Infrastructure Fund 12,395 89,571
108,783
Chemicals -
2.3%
Asian Paints Ltd. 3,855 102,401
Fertiglobe plc 31,440 21,228
Mesaieed Petrochemical Holding Co. 157,990 66,390
PhosAgro PJSC‡ 1,158 —
PI Industries Ltd. 120 4,826
Pidilite Industries Ltd. 2,885 95,650
290,495
Construction & Engineering -
0.1%
Larsen & Toubro Ltd. 240 9,885
Construction Materials -
1.0%
Asia Cement Corp. 25,000 31,395
LafargeHolcim Maroc SA 480 96,150
Shree Cement Ltd. 15 4,813
132,358
Consumer Finance -
1.3%
Samsung Card Co. Ltd. 3,350 96,834
SBI Cards & Payment Services Ltd. 8,175 73,448
170,282
Consumer Staples Distribution & Retail -
0.6%
Nahdi Medical Co. 160 5,034
President Chain Store Corp. 8,500 67,526
72,560
Diversified Telecommunication Services -
4.3%
Chunghwa Telecom Co. Ltd. 32,000 121,731
Emirates Integrated
Telecommunications Co. PJSC 48,605 104,275
Itissalat Al-Maghrib 10,980 116,318
KT Corp. 2,175 71,851
Ooredoo QPSC 630 2,235
Saudi Telecom Co. 7,560 87,680
Telefonica Brasil SA 4,200 37,294
Telekom Malaysia Bhd. 6,500 9,624
551,008
Electric Utilities -
3.0%
CPFL Energia SA 12,500 73,568
Isa Energia Brasil SA (Preference) 11,000 44,817
Korea Electric Power Corp.* 4,285 62,078
Manila Electric Co. 8,700 66,771

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Power Grid Corp. of India Ltd. 38,600 $ 134,429
381,663
Electronic Equipment, Instruments & Components -
1.0%
Delta Electronics, Inc. 250 3,342
Hon Hai Precision Industry Co. Ltd. 15,000 82,498
Synnex Technology International
Corp. 18,752 40,795
126,635
Energy Equipment & Services -
0.2%
ADNOC Drilling Co. PJSC 19,820 29,139
Entertainment -
0.5%
NetEase, Inc., ADR 655 67,367
Food Products -
3.4%
Britannia Industries Ltd. 1,560 92,388
Marico Ltd. 840 6,504
Nestle India Ltd. 4,170 111,365
Nestle Malaysia Bhd. 4,100 82,763
QL Resources Bhd. 32,500 33,320
Want Want China Holdings Ltd. 170,000 103,419
429,759
Gas Utilities -
0.8%
Petronas Gas Bhd. 25,000 96,467
Health Care Providers & Services -
1.7%
Apollo Hospitals Enterprise Ltd. 775 60,937
Bumrungrad Hospital PCL, NVDR 17,000 90,869
IHH Healthcare Bhd. 43,000 69,070
220,876
Hotels, Restaurants & Leisure -
1.2%
Meituan, Class B*(a) 6,700 127,437
Trip.com Group Ltd.* 350 24,616
152,053
Independent Power and Renewable Electricity Producers
-
1.1%
Aboitiz Power Corp. 150,500 102,872
Engie Brasil Energia SA 5,500 34,649
Unipro PJSC*‡ 726,000 —
137,521
Industrial Conglomerates -
2.9%
Industries Qatar QSC 22,180 83,639
International Holding Co. PJSC* 2,625 288,010
371,649
Insurance -
2.0%
BB Seguridade Participacoes SA 17,500 115,458
Caixa Seguridade Participacoes SA 11,500 28,900
Fubon Financial Holding Co. Ltd. 1,000 2,835
Investments Shares Value
Insurance
(continued)
PICC Property & Casualty Co. Ltd.,
Class H 52,000 $ 84,358
Ping An Insurance Group Co. of
China Ltd., Class H 5,000 27,979
259,530
Interactive Media & Services -
4.2%
Baidu, Inc., ADR* 55 4,983
Tencent Holdings Ltd. 10,300 530,361
535,344
IT Services -
5.1%
HCL Technologies Ltd. 7,870 156,775
Infosys Ltd. 3,930 85,291
Samsung SDS Co. Ltd. 1,010 83,900
Tata Consultancy Services Ltd. 6,795 322,616
Tech Mahindra Ltd. 150 2,900
651,482
Life Sciences Tools & Services -
1.3%
Divi's Laboratories Ltd. 1,135 73,089
Samsung Biologics Co. Ltd.*(a) 125 92,997
166,086
Marine Transportation -
0.3%
MISC Bhd. 24,500 39,794
Metals & Mining -
0.1%
Polyus PJSC*‡ 546 —
Vale SA 2,000 18,547
18,547
Multi-Utilities -
1.6%
Dubai Electricity & Water Authority
PJSC 153,855 107,232
Qatar Electricity & Water Co. QSC 22,185 96,454
203,686
Office REITs -
0.1%
Embassy Office Parks REIT, REIT 1,430 6,111
Oil, Gas & Consumable Fuels -
3.7%
China Shenhua Energy Co. Ltd.,
Class H 27,500 110,648
Petroleo Brasileiro SA 1,000 7,130
Petroleo Brasileiro SA (Preference) 2,500 16,130
Petronas Dagangan Bhd. 8,500 37,414
Petronet LNG Ltd. 1,745 6,370
Qatar Fuel QSC 23,885 100,565
Qatar Gas Transport Co. Ltd. 81,300 96,216
Surgutneftegas PAO (Preference)‡ 156,600 —
United Tractors Tbk. PT 58,500 89,275
463,748
Personal Care Products -
2.7%
Colgate-Palmolive India Ltd. 230 7,492
Dabur India Ltd. 16,305 99,741
Godrej Consumer Products Ltd. 2,835 36,699

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products
(continued)
Hengan International Group Co. Ltd. 15,000 $ 41,006
Hindustan Unilever Ltd. 5,730 163,321
348,259
Pharmaceuticals -
4.1%
Cipla Ltd. 3,490 59,609
Dr Reddy's Laboratories Ltd. 4,915 69,078
Kalbe Farma Tbk. PT 961,000 74,581
Lupin Ltd. 1,970 47,318
Sun Pharmaceutical Industries Ltd. 8,010 161,275
Torrent Pharmaceuticals Ltd. 2,715 102,470
514,331
Real Estate Management & Development -
0.4%
Wharf Holdings Ltd. (The) 20,000 48,770
Semiconductors & Semiconductor Equipment -
11.3%
MediaTek, Inc. 1,600 71,621
Novatek Microelectronics Corp. 200 3,202
Taiwan Semiconductor Manufacturing
Co. Ltd. 38,800 1,345,576
United Microelectronics Corp. 15,000 18,424
1,438,823
Software -
0.7%
Tata Elxsi Ltd. 1,205 88,146
Specialty Retail -
1.4%
Abu Dhabi National Oil Co. for
Distribution PJSC 60,425 59,223
Jarir Marketing Co. 28,000 95,705
MR DIY Group M Bhd.(a) 54,500 20,541
175,469
Technology Hardware, Storage & Peripherals -
1.3%
Advantech Co. Ltd. 1,900 22,003
Catcher Technology Co. Ltd. 11,300 68,709
Compal Electronics, Inc. 60,000 67,190
Quanta Computer, Inc. 300 2,470
160,372
Textiles, Apparel & Luxury Goods -
0.7%
Page Industries Ltd. 10 5,163
Titan Co. Ltd. 2,130 85,830
90,993
Tobacco -
1.6%
ITC Ltd. 25,370 131,073
KT&G Corp. 920 70,029
201,102
Transportation Infrastructure -
3.1%
Airports of Thailand PCL, NVDR 22,000 36,095
Investments Shares Value
Transportation Infrastructure
(continued)
China Merchants Port Holdings Co.
Ltd. 40,000 $ 67,355
Jiangsu Expressway Co. Ltd., Class
H 98,000 108,293
Salik Co. PJSC 69,020 91,136
Taiwan High Speed Rail Corp. 110,000 91,924
394,803
Wireless Telecommunication Services -
3.9%
Advanced Info Service PCL, NVDR 9,500 80,119
Bharti Airtel Ltd. 3,190 59,895
Etihad Etisalat Co. 1,320 20,377
Far EasTone Telecommunications
Co. Ltd. 26,500 71,335
Intouch Holdings PCL, NVDR 35,500 102,520
Mobile Telecommunications Co.
KSCP 44,150 64,973
SK Telecom Co. Ltd. 2,430 92,651
TIM SA 3,000 8,017
499,887
Total Common Stocks
(Cost $11,434,376) 12,652,695
Total Investments - 99.6%
(Cost $11,434,376) 12,652,695
Other assets less liabilities - 0.4% 54,445
NET ASSETS - 100.0% $12,707,140
*
Non-income producing security.
‡
Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a)
Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
Percentages shown are based on Net Assets.
Abbreviations
ADR   — American Depositary Receipt
NVDR   — Non-Voting Depositary Receipt
PJSC   — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 2 03/21/2025 USD $ 109,040 $ (2,063)
Forward Foreign Currency Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 38,652 Goldman Sachs & Co. INR
*
3,300,000 03/19/2025 $ 672
Net unrealized appreciation $ 672
*
Non-deliverable forward.
Abbreviations:
INR — Indian Rupee
USD — US Dollar
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Brazil 3.1%
China 19.6
Egypt 0.0
†
India 23.2
Indonesia 2.3
Kuwait 2.7
Malaysia 5.2
Mexico 0.1
Morocco 1.7
Peru 1.4
Philippines 1.3
Qatar 4.0
Saudi Arabia 1.7
South Korea 5.6
Taiwan 18.2
Thailand 2.4
United Arab Emirates 7.1
Other
1
0.4
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.6%
Others
(1)
0.4
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.6%
Aerospace & Defense -
1.7%
AAR Corp.*(a) 2,241 $ 151,850
AeroVironment, Inc.*(a) 1,120 201,768
Archer Aviation, Inc., Class A*(a) 16,695 157,768
Axon Enterprise, Inc.* 1,440 939,139
Boeing Co. (The)* 20,352 3,592,535
BWX Technologies, Inc. 3,680 415,582
Curtiss-Wright Corp. 1,113 386,144
Ducommun, Inc.* 480 32,823
General Dynamics Corp. 6,519 1,675,253
General Electric Co. 24,009 4,887,512
HEICO Corp.(a) 1,272 303,932
HEICO Corp., Class A 1,600 304,528
Hexcel Corp. 5,247 342,104
Howmet Aerospace, Inc. 10,176 1,288,078
Huntington Ingalls Industries, Inc. 8,275 1,632,327
Kratos Defense & Security Solutions,
Inc.*(a) 3,680 122,802
L3Harris Technologies, Inc. 4,134 876,449
Lockheed Martin Corp. 5,883 2,723,535
Mercury Systems, Inc.*(a) 3,657 152,460
Moog, Inc., Class A 1,749 317,723
Northrop Grumman Corp. 3,975 1,936,898
Rocket Lab USA, Inc.*(a) 11,547 335,440
RTX Corp. 37,524 4,838,720
Spirit AeroSystems Holdings, Inc.,
Class A* 5,088 173,043
Standardaero, Inc.* 2,544 68,281
Textron, Inc. 5,406 413,613
TransDigm Group, Inc. 1,272 1,721,449
Triumph Group, Inc.* 6,080 113,939
V2X, Inc.* 795 41,443
Woodward, Inc. 2,880 533,520
30,680,658
Air Freight & Logistics -
0.3%
Air Transport Services Group, Inc.*(a) 4,929 109,522
CH Robinson Worldwide, Inc. 4,452 442,929
Expeditors International of
Washington, Inc. 3,657 415,362
FedEx Corp. 6,519 1,726,688
Forward Air Corp.*(a) 6,201 199,982
GXO Logistics, Inc.* 6,042 274,609
Hub Group, Inc., Class A 4,929 219,883
United Parcel Service, Inc., Class B 19,557 2,233,996
5,622,971
Automobile Components -
0.4%
Adient plc* 15,105 263,280
Aptiv plc* 8,427 526,013
Autoliv, Inc.(a) 12,402 1,198,777
BorgWarner, Inc. 41,181 1,313,674
Dana, Inc. 16,059 255,981
Investments Shares Value
Automobile Components
(continued)
Dorman Products, Inc.* 1,590 $ 208,735
Garrett Motion, Inc.(a) 21,624 207,158
Gentex Corp.(a) 9,858 255,519
Gentherm, Inc.* 9,063 345,753
Goodyear Tire & Rubber Co.
(The)*(a) 43,089 382,199
LCI Industries(a) 1,749 183,278
Lear Corp.(a) 10,017 942,500
Modine Manufacturing Co.*(a) 2,862 290,350
Patrick Industries, Inc.(a) 2,702 262,472
Phinia, Inc.(a) 10,017 509,765
QuantumScape Corp., Class A*(a) 48,336 249,897
Standard Motor Products, Inc.(a) 477 14,797
Visteon Corp.* 4,293 360,870
XPEL, Inc.*(a)(b) 7 294
7,771,312
Automobiles -
1.8%
Ford Motor Co. 98,739 995,289
General Motors Co. 32,913 1,627,877
Harley-Davidson, Inc.(a) 22,896 619,566
Lucid Group, Inc.*(a) 93,651 258,477
Rivian Automotive, Inc., Class A*(a) 148,506 1,865,235
Tesla, Inc.* 63,441 25,668,229
Thor Industries, Inc.(a) 3,180 327,031
Winnebago Industries, Inc. 3,657 174,804
31,536,508
Banks -
6.4%
1st Source Corp.(a) 2,067 129,642
Amalgamated Financial Corp. 5,724 199,997
Amerant Bancorp, Inc., Class A 6,042 140,174
Ameris Bancorp 13,674 897,698
Associated Banc-Corp. 34,344 863,408
Atlantic Union Bankshares Corp.(a) 14,946 564,510
Axos Financial, Inc.* 10,560 738,461
Banc of California, Inc. 13,038 208,869
BancFirst Corp. 1,436 170,999
Bancorp, Inc. (The)*(a) 3,975 242,713
Bank of America Corp. 189,369 8,767,785
Bank of Hawaii Corp.(a) 159 11,847
Bank OZK(a) 22,896 1,162,888
BankUnited, Inc. 14,628 601,357
Banner Corp. 8,268 584,300
Berkshire Hills Bancorp, Inc. 12,402 364,743
BOK Financial Corp. 3,975 438,920
Brookline Bancorp, Inc. 9,699 118,619
Business First Bancshares, Inc. 1,272 34,331
Byline Bancorp, Inc. 6,996 205,263
Cadence Bank(a) 34,026 1,197,715
Camden National Corp. 318 14,424
Capitol Federal Financial, Inc. 42,294 251,649
Cathay General Bancorp 13,992 664,480
Central Pacific Financial Corp. 2,385 71,288

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Citigroup, Inc. 52,947 $ 4,311,474
Citizens Financial Group, Inc. 15,264 726,108
City Holding Co.(a) 320 37,802
Coastal Financial Corp.*(a) 1,749 155,976
Columbia Banking System, Inc. 43,089 1,202,183
Comerica, Inc. 27,507 1,851,771
Commerce Bancshares, Inc.(a) 4,173 278,756
Community Financial System, Inc.(a) 3,975 260,482
Community Trust Bancorp, Inc. 1,760 94,178
ConnectOne Bancorp, Inc.(a) 2,703 68,494
CrossFirst Bankshares, Inc.* 5,247 85,211
Cullen/Frost Bankers, Inc.(a) 12,561 1,751,003
Customers Bancorp, Inc.*(a) 3,975 226,496
CVB Financial Corp.(a) 24,645 513,602
Dime Community Bancshares, Inc. 3,816 119,174
Eagle Bancorp, Inc. 8,745 229,206
East West Bancorp, Inc.(a) 4,929 507,539
Eastern Bankshares, Inc.(a) 14,891 273,399
Enterprise Financial Services Corp.
(a) 9,222 551,844
FB Financial Corp. 954 50,381
Fifth Third Bancorp 19,875 880,661
First Bancorp/NC 3,040 134,155
First Bancorp/PR(a) 37,206 772,397
First Bancshares, Inc. (The) 2,385 91,465
First Busey Corp. 13,674 332,005
First Citizens BancShares, Inc.,
Class A 320 705,501
First Commonwealth Financial Corp. 21,601 360,305
First Financial Bancorp 16,001 448,348
First Financial Bankshares, Inc. 3,180 118,487
First Hawaiian, Inc.(a) 25,281 698,261
First Horizon Corp. 111,777 2,446,799
First Interstate BancSystem, Inc.,
Class A(a) 15,423 508,188
First Merchants Corp. 13,992 621,804
First Mid Bancshares, Inc. 6,837 259,327
Flagstar Financial, Inc.(a) 1,643 19,437
FNB Corp.(a) 66,462 1,042,789
Fulton Financial Corp. 32,913 669,450
Glacier Bancorp, Inc.(a) 2,862 142,156
Great Southern Bancorp, Inc. 318 18,695
Hancock Whitney Corp. 15,582 930,869
Hanmi Financial Corp. 1,590 38,192
Heartland Financial USA, Inc. 3,498 226,216
Heritage Commerce Corp. 21,624 209,537
Heritage Financial Corp. 5,883 151,193
Hilltop Holdings, Inc.(a) 4,293 129,563
Home BancShares, Inc. 35,616 1,075,247
Hope Bancorp, Inc. 16,536 192,810
Horizon Bancorp, Inc. 15,105 253,613
Huntington Bancshares, Inc. 40,227 691,904
Independent Bank Corp. 8,904 597,993
Independent Bank Corp./MI(a) 954 34,726
Investments Shares Value
Banks
(continued)
International Bancshares Corp. 11,520 $ 759,053
JPMorgan Chase & Co. 79,341 21,207,849
KeyCorp 28,143 506,011
Lakeland Financial Corp.(a) 640 43,546
Live Oak Bancshares, Inc. 636 22,572
M&T Bank Corp. 5,088 1,023,909
Mercantile Bank Corp. 2,067 100,890
Metrocity Bankshares, Inc. 795 24,534
Metropolitan Bank Holding Corp.* 159 10,197
National Bank Holdings Corp., Class
A 3,975 171,442
NBT Bancorp, Inc. 318 15,146
Nicolet Bankshares, Inc. 1,411 158,215
Northwest Bancshares, Inc.(a) 24,168 319,259
OceanFirst Financial Corp. 12,561 225,596
OFG Bancorp 11,448 488,944
Old National Bancorp(a) 63,759 1,520,652
Old Second Bancorp, Inc. 3,975 74,690
Origin Bancorp, Inc. 3,339 126,615
Orrstown Financial Services, Inc. 636 23,112
Pacific Premier Bancorp, Inc. 14,628 378,865
Park National Corp. 320 54,307
Pathward Financial, Inc. 2,401 191,432
Peoples Bancorp, Inc. 5,120 167,168
Pinnacle Financial Partners, Inc.(a) 4,134 515,799
PNC Financial Services Group, Inc.
(The) 10,971 2,204,622
Popular, Inc. 14,310 1,473,071
Preferred Bank(a) 3,657 334,104
Premier Financial Corp. 10,812 300,898
Prosperity Bancshares, Inc. 17,649 1,411,920
Provident Financial Services, Inc.(a) 20,450 379,756
QCR Holdings, Inc. 1,760 136,858
Regions Financial Corp. 27,507 677,772
Renasant Corp.(a) 9,063 352,369
Republic Bancorp, Inc., Class A(a) 318 20,813
S&T Bancorp, Inc. 6,837 269,651
Sandy Spring Bancorp, Inc. 5,088 172,127
ServisFirst Bancshares, Inc.(a) 3,498 317,164
Simmons First National Corp., Class
A 8,904 202,299
Southside Bancshares, Inc. 9,063 284,850
SouthState Corp. 19,080 2,014,657
Stellar Bancorp, Inc. 5,883 167,077
Stock Yards Bancorp, Inc.(a) 480 35,381
Synovus Financial Corp. 30,687 1,731,361
Texas Capital Bancshares, Inc.*(a) 2,862 225,955
TFS Financial Corp. 9,540 130,889
Tompkins Financial Corp. 4,134 289,669
Towne Bank(a) 6,042 216,122
TriCo Bancshares 4,293 188,334
Triumph Financial, Inc.*(a) 2,067 159,283
Truist Financial Corp. 35,934 1,711,177
TrustCo Bank Corp. NY 6,837 219,878
Trustmark Corp. 14,151 530,662
UMB Financial Corp.(a) 11,591 1,366,579

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
United Bankshares, Inc.(a) 28,461 $ 1,095,749
United Community Banks, Inc. 26,712 886,037
Univest Financial Corp. 4,293 130,464
US Bancorp 44,043 2,104,375
Valley National Bancorp 80,772 830,336
Veritex Holdings, Inc. 11,130 298,284
WaFd, Inc.(a) 19,080 566,294
Webster Financial Corp. 34,980 2,107,195
Wells Fargo & Co. 94,923 7,479,932
WesBanco, Inc.(a) 13,356 467,994
Westamerica Bancorp 5,406 279,815
Western Alliance Bancorp(a) 22,260 1,955,986
Wintrust Financial Corp. 12,084 1,580,708
WSFS Financial Corp.(a) 4,452 249,312
Zions Bancorp NA 31,005 1,793,949
114,224,783
Beverages -
0.9%
Boston Beer Co., Inc. (The), Class A* 318 79,713
Brown-Forman Corp., Class A 8 267
Brown-Forman Corp., Class B(a) 4,134 136,463
Celsius Holdings, Inc.*(a) 3,498 87,380
Coca-Cola Co. (The) 87,609 5,561,419
Coca-Cola Consolidated, Inc. 159 217,452
Constellation Brands, Inc., Class A 3,498 632,438
Keurig Dr Pepper, Inc. 21,147 678,819
MGP Ingredients, Inc.(a) 4,929 178,085
Molson Coors Beverage Co., Class
B(a) 32,473 1,777,897
Monster Beverage Corp.* 17,441 849,551
National Beverage Corp. 483 20,310
PepsiCo, Inc. 39,273 5,918,048
Vita Coco Co., Inc. (The)* 3,816 142,871
16,280,713
Biotechnology -
2.0%
89bio, Inc.*(a) 1,908 18,317
AbbVie, Inc. 49,290 9,064,431
ACADIA Pharmaceuticals, Inc.*(a) 636 11,868
ADMA Biologics, Inc.* 3,816 61,628
Agios Pharmaceuticals, Inc.*(a) 4,239 145,779
Akero Therapeutics, Inc.*(a) 2,385 128,981
Alkermes plc*(a) 31,005 977,588
Alnylam Pharmaceuticals, Inc.* 3,021 819,627
Amgen, Inc. 14,787 4,220,505
Amicus Therapeutics, Inc.* 20,391 195,346
Apellis Pharmaceuticals, Inc.*(a) 318 9,225
Arcellx, Inc.* 318 21,665
Arcutis Biotherapeutics, Inc.*(a) 1,749 23,157
Ardelyx, Inc.* 16,059 86,076
Astria Therapeutics, Inc.* 954 7,498
Aurinia Pharmaceuticals, Inc.* 12,561 99,860
Avidity Biosciences, Inc.*(a) 1,590 52,359
Beam Therapeutics, Inc.*(a) 16,377 424,492
BioCryst Pharmaceuticals, Inc.*(a) 10,971 86,671
Investments Shares Value
Biotechnology
(continued)
Biogen, Inc.* 4,770 $ 686,546
Biohaven Ltd.* 5,724 218,943
BioMarin Pharmaceutical, Inc.* 2,703 171,262
Blueprint Medicines Corp.*(a) 2,862 322,061
Bridgebio Pharma, Inc.*(a) 1,113 38,076
Catalyst Pharmaceuticals, Inc.*(a) 8,570 193,339
CG oncology, Inc.*(a) 2,544 76,498
Cogent Biosciences, Inc.* 5,406 50,330
Crinetics Pharmaceuticals, Inc.*(a) 3,816 153,785
CRISPR Therapeutics AG*(a) 1,113 46,290
Cullinan Therapeutics, Inc.*(a) 636 6,716
Cytokinetics, Inc.* 2,703 133,690
Day One Biopharmaceuticals,
Inc.*(a) 10,653 131,778
Denali Therapeutics, Inc.*(a) 8,904 207,463
Dynavax Technologies Corp.*(a) 12,402 161,846
Dyne Therapeutics, Inc.* 477 6,783
Erasca, Inc.*(a) 17,967 33,958
Exact Sciences Corp.*(a) 2,385 133,679
Exelixis, Inc.* 15,582 516,543
Geron Corp.* 21,783 62,517
Gilead Sciences, Inc. 36,093 3,508,240
Gyre Therapeutics, Inc.*(a) 6,519 75,034
Halozyme Therapeutics, Inc.* 6,360 360,230
Humacyte, Inc.*(a) 3,816 17,477
ImmunityBio, Inc.*(a) 21,147 72,957
Immunome, Inc.* 3,180 35,075
Immunovant, Inc.*(a) 6,678 145,180
Incyte Corp.* 3,657 271,203
Insmed, Inc.*(a) 6,678 511,401
Ionis Pharmaceuticals, Inc.*(a) 4,611 147,091
Iovance Biotherapeutics, Inc.*(a) 12,084 70,691
Ironwood Pharmaceuticals, Inc.,
Class A* 26,394 61,762
Kiniksa Pharmaceuticals International
plc, Class A* 1,113 21,815
Krystal Biotech, Inc.*(a) 1,431 228,588
Kymera Therapeutics, Inc.* 2,862 113,307
Lexicon Pharmaceuticals, Inc.*(a) 48,495 36,672
Madrigal Pharmaceuticals, Inc.*(a) 795 266,166
MiMedx Group, Inc.* 3,021 26,283
Moderna, Inc.* 4,929 194,301
Myriad Genetics, Inc.*(a) 7,331 92,884
Natera, Inc.* 3,339 590,736
Neurocrine Biosciences, Inc.* 2,238 339,773
Novavax, Inc.*(a) 15,423 134,026
Nuvalent, Inc., Class A*(a) 318 27,288
Olema Pharmaceuticals, Inc.*(a) 9,063 55,375
ORIC Pharmaceuticals, Inc.*(a) 6,996 72,898
Prothena Corp. plc*(a) 9,540 135,754
PTC Therapeutics, Inc.* 2,544 116,719
Regeneron Pharmaceuticals, Inc.* 3,021 2,033,073
Relay Therapeutics, Inc.* 24,009 107,320
Replimune Group, Inc.* 2,385 33,342
Revolution Medicines, Inc.*(a) 7,950 341,452
Rhythm Pharmaceuticals, Inc.* 2,862 170,089

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Rocket Pharmaceuticals, Inc.*(a) 12,561 $ 134,905
Roivant Sciences Ltd.*(a) 26,235 291,996
Sarepta Therapeutics, Inc.*(a) 2,862 325,467
Savara, Inc.*(a) 17,808 48,082
Scholar Rock Holding Corp.*(a) 2,544 102,727
Soleno Therapeutics, Inc.* 477 23,960
SpringWorks Therapeutics, Inc.*(a) 3,816 143,100
Summit Therapeutics, Inc.*(a) 4,929 105,973
Syndax Pharmaceuticals, Inc.*(a) 9,699 137,435
TG Therapeutics, Inc.*(a) 4,770 151,209
Twist Bioscience Corp.* 2,703 141,556
Ultragenyx Pharmaceutical, Inc.* 4,770 205,253
United Therapeutics Corp.* 1,113 390,852
Upstream Bio, Inc.* 2,544 27,399
Vaxcyte, Inc.*(a) 3,657 322,986
Veracyte, Inc.*(a) 5,883 267,559
Vericel Corp.* 159 9,308
Vertex Pharmaceuticals, Inc.* 5,883 2,716,063
Viking Therapeutics, Inc.*(a) 2,067 67,694
Viridian Therapeutics, Inc.*(a) 7,473 144,827
Xencor, Inc.* 6,042 110,448
Zymeworks, Inc.* 10,335 150,891
36,241,068
Broadline Retail -
3.2%
Amazon.com, Inc.* 215,445 51,206,968
Coupang, Inc., Class A* 28,938 680,332
Dillard's, Inc., Class A(a) 318 148,859
eBay, Inc. 15,105 1,019,285
Etsy, Inc.* 4,611 253,190
Kohl's Corp.(a) 13,515 178,533
Macy's, Inc.(a) 46,905 730,780
MercadoLibre, Inc.* 1,113 2,139,397
Nordstrom, Inc.(a) 16,059 388,628
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,880 321,149
57,067,121
Building Products -
0.7%
A O Smith Corp. 3,676 247,395
AAON, Inc.(a) 3,360 391,037
Advanced Drainage Systems, Inc.(a) 2,226 269,146
Allegion plc 1,749 232,145
American Woodmark Corp.* 3,657 284,734
Apogee Enterprises, Inc. 2,385 121,683
Armstrong World Industries, Inc. 1,272 192,085
AZEK Co., Inc. (The), Class A* 4,293 219,930
AZZ, Inc. 2,385 204,609
Builders FirstSource, Inc.* 3,816 638,340
Carlisle Cos., Inc.(a) 1,280 498,509
Carrier Global Corp.(a) 20,482 1,339,113
CSW Industrials, Inc. 477 157,319
Fortune Brands Innovations, Inc. 3,975 284,888
Gibraltar Industries, Inc.* 641 39,338
Griffon Corp. 3,021 228,901
Investments Shares Value
Building Products
(continued)
Hayward Holdings, Inc.* 10,971 $ 165,223
Janus International Group, Inc.*(a) 27,348 226,715
JELD-WEN Holding, Inc.* 4,929 43,967
Johnson Controls International plc 16,377 1,277,406
Lennox International, Inc.(a) 795 470,974
Masco Corp. 6,241 494,786
Masterbrand, Inc.*(a) 22,737 393,805
Owens Corning 3,021 557,526
Quanex Building Products Corp.(a) 3,657 76,797
Resideo Technologies, Inc.* 24,009 540,683
Simpson Manufacturing Co., Inc. 1,440 241,920
Trane Technologies plc 5,120 1,857,280
Trex Co., Inc.* 5,406 393,719
UFP Industries, Inc. 3,572 413,102
Zurn Elkay Water Solutions Corp.(a) 4,160 164,070
12,667,145
Capital Markets -
3.3%
Acadian Asset Management, Inc. 4,800 119,616
Affiliated Managers Group, Inc. 6,360 1,195,298
Ameriprise Financial, Inc. 2,385 1,295,914
Ares Management Corp., Class A 3,657 724,891
Artisan Partners Asset Management,
Inc., Class A(a) 1,908 85,269
Bank of New York Mellon Corp. (The) 20,193 1,735,184
BGC Group, Inc., Class A 26,712 254,832
Blackrock, Inc. 3,975 4,275,112
Blackstone, Inc. 15,900 2,816,049
Blue Owl Capital, Inc., Class A(a) 15,849 412,232
Carlyle Group, Inc. (The) 4,770 267,883
Charles Schwab Corp. (The) 33,708 2,788,326
CME Group, Inc. 8,109 1,917,941
Cohen & Steers, Inc.(a) 1,431 126,830
Coinbase Global, Inc., Class A* 4,293 1,250,680
Donnelley Financial Solutions,
Inc.*(a) 1,113 73,870
Evercore, Inc., Class A(a) 1,749 509,431
FactSet Research Systems, Inc. 800 379,528
Federated Hermes, Inc., Class B 13,992 556,462
Franklin Resources, Inc.(a) 50,721 1,128,035
Goldman Sachs Group, Inc. (The) 8,904 5,702,122
Hamilton Lane, Inc., Class A(a) 2,226 354,335
Houlihan Lokey, Inc., Class A 1,600 290,752
Interactive Brokers Group, Inc., Class
A 3,021 656,886
Intercontinental Exchange, Inc. 12,876 2,057,971
Invesco Ltd.(a) 64,713 1,244,431
Janus Henderson Group plc 27,348 1,228,746
Jefferies Financial Group, Inc. 5,883 452,344
Kayne Anderson BDC, Inc. 1,272 22,006
KKR & Co., Inc. 15,741 2,629,849
Lazard, Inc., Class A(a) 1,749 95,093
LPL Financial Holdings, Inc. 1,908 700,026
MarketAxess Holdings, Inc. 2,067 456,042
Moelis & Co., Class A 3,040 238,002
Moody's Corp. 3,657 1,826,452

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Morgan Stanley 35,616 $ 4,930,323
Morningstar, Inc. 480 157,747
MSCI, Inc. 1,760 1,050,315
Nasdaq, Inc. 7,950 654,603
Northern Trust Corp.(c) 6,360 714,164
Piper Sandler Cos. 954 302,552
PJT Partners, Inc., Class A(a) 320 52,790
Raymond James Financial, Inc. 4,770 803,650
Robinhood Markets, Inc., Class A* 14,310 743,404
S&P Global, Inc. 7,155 3,730,689
SEI Investments Co. 3,498 302,857
State Street Corp. 9,063 920,982
StepStone Group, Inc., Class A 2,226 142,642
Stifel Financial Corp. 5,247 607,865
StoneX Group, Inc.* 5,967 653,506
T. Rowe Price Group, Inc. 6,837 799,382
TPG, Inc., Class A(a) 2,080 139,880
Tradeweb Markets, Inc., Class A 3,339 423,719
Victory Capital Holdings, Inc., Class
A(a) 6,678 441,950
Virtu Financial, Inc., Class A 19,557 783,453
Virtus Investment Partners, Inc. 954 190,323
WisdomTree, Inc. 160 1,566
58,416,802
Chemicals -
1.3%
AdvanSix, Inc. 4,929 154,179
Air Products and Chemicals, Inc. 6,042 2,025,641
Albemarle Corp.(a) 4,452 374,814
Arcadium Lithium plc* 51,516 295,702
Ashland, Inc. 965 61,268
Aspen Aerogels, Inc.*(a) 3,657 42,750
Avient Corp. 5,565 238,738
Axalta Coating Systems Ltd.* 8,160 293,270
Balchem Corp.(a) 1,760 281,530
Cabot Corp. 3,180 274,975
Celanese Corp.(a) 2,385 169,430
CF Industries Holdings, Inc. 6,042 557,133
Chemours Co. (The)(a) 28,938 549,533
Corteva, Inc. 15,105 985,903
Dow, Inc. 16,854 658,149
DuPont de Nemours, Inc. 10,176 781,517
Eastman Chemical Co. 3,180 316,887
Ecolab, Inc. 5,406 1,352,527
Ecovyst, Inc.*(a) 28,620 222,091
Element Solutions, Inc. 12,002 309,772
FMC Corp. 3,180 177,380
Hawkins, Inc.(a) 480 51,317
HB Fuller Co.(a) 3,666 231,435
Huntsman Corp.(a) 13,197 222,105
Ingevity Corp.*(a) 1,908 86,528
Innospec, Inc. 640 72,544
International Flavors & Fragrances,
Inc. 6,042 526,198
Koppers Holdings, Inc. 3,180 94,637
Investments Shares Value
Chemicals
(continued)
Kronos Worldwide, Inc. 5,565 $ 53,368
Linde plc 10,653 4,752,516
LyondellBasell Industries NV, Class A 5,769 436,713
Mativ Holdings, Inc.(a) 954 9,111
Minerals Technologies, Inc. 2,226 170,712
Mosaic Co. (The) 67,416 1,880,232
NewMarket Corp. 477 237,556
Olin Corp. 3,339 97,799
Orion SA 14,787 206,279
Perimeter Solutions, Inc.* 14,310 178,875
PPG Industries, Inc. 6,201 715,471
PureCycle Technologies, Inc.*(a) 14,787 137,667
Quaker Chemical Corp. 477 67,343
RPM International, Inc. 2,560 324,096
Scotts Miracle-Gro Co. (The) 3,339 236,935
Sensient Technologies Corp. 954 72,037
Sherwin-Williams Co. (The) 5,247 1,879,266
Stepan Co. 2,385 151,185
Tronox Holdings plc 33,708 346,181
Westlake Corp. 318 36,338
23,397,633
Commercial Services & Supplies -
0.7%
ABM Industries, Inc. 11,289 602,381
ACV Auctions, Inc., Class A* 3,498 74,018
Brady Corp., Class A 960 71,510
BrightView Holdings, Inc.*(a) 3,816 60,140
Brink's Co. (The)(a) 8,962 836,423
Casella Waste Systems, Inc., Class
A*(a) 1,920 206,477
Cimpress plc* 1,749 116,274
Cintas Corp. 7,680 1,540,378
Clean Harbors, Inc.* 1,590 370,470
Copart, Inc.* 20,352 1,178,991
CoreCivic, Inc.* 10,017 204,948
Deluxe Corp.(a) 9,699 224,920
Enviri Corp.*(a) 16,218 155,368
GEO Group, Inc. (The)*(a) 21,624 681,372
Healthcare Services Group, Inc.* 5,883 65,243
HNI Corp. 3,200 159,520
Interface, Inc., Class A(a) 6,837 169,284
Matthews International Corp., Class A 9,699 271,475
MillerKnoll, Inc.(a) 16,854 378,204
Montrose Environmental Group,
Inc.*(a) 3,975 82,760
MSA Safety, Inc.(a) 1,908 314,305
OPENLANE, Inc.*(a) 2,862 58,127
Pitney Bowes, Inc. 46,587 415,090
Pursuit Attractions and Hospitality,
Inc.*(a) 2,080 82,160
Republic Services, Inc. 4,641 1,006,494
Rollins, Inc. 5,602 277,299
Steelcase, Inc., Class A 24,327 279,274
Tetra Tech, Inc. 8,268 304,262
UniFirst Corp. 795 170,384
Veralto Corp. 6,201 641,121

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
Vestis Corp. 4,293 $ 60,016
Waste Management, Inc. 8,322 1,833,004
12,891,692
Communications Equipment -
0.8%
Arista Networks, Inc.* 22,896 2,638,306
Calix, Inc.* 3,180 126,182
Ciena Corp.* 5,247 457,224
Cisco Systems, Inc. 113,367 6,870,040
CommScope Holding Co., Inc.* 24,486 123,654
Digi International, Inc.* 3,200 100,000
Extreme Networks, Inc.* 8,745 138,259
F5, Inc.* 1,113 330,850
Harmonic, Inc.* 4,134 46,632
Infinera Corp.* 2,240 14,829
Juniper Networks, Inc. 9,540 332,564
Lumentum Holdings, Inc.*(a) 4,134 351,638
Motorola Solutions, Inc. 4,000 1,877,000
NETGEAR, Inc.* 1,113 30,774
NetScout Systems, Inc.* 9,540 227,434
Viasat, Inc.*(a) 3,180 30,592
Viavi Solutions, Inc.*(a) 4,293 51,688
13,747,666
Construction & Engineering -
0.3%
AECOM 4,055 427,559
API Group Corp.* 6,678 254,766
Arcosa, Inc. 1,280 129,664
Argan, Inc. 1,282 175,378
Centuri Holdings, Inc.* 1,272 28,340
Comfort Systems USA, Inc. 795 347,216
Construction Partners, Inc., Class
A*(a) 800 64,320
Dycom Industries, Inc.*(a) 1,280 242,125
EMCOR Group, Inc. 1,272 569,932
Fluor Corp.* 5,440 262,262
Granite Construction, Inc. 3,041 268,034
Great Lakes Dredge & Dock Corp.* 2,226 24,464
IES Holdings, Inc.*(a) 795 175,918
MasTec, Inc.* 2,385 346,040
MYR Group, Inc.* 1,113 157,567
Primoris Services Corp. 3,657 280,748
Quanta Services, Inc. 3,498 1,076,020
Sterling Infrastructure, Inc.* 1,908 271,737
Tutor Perini Corp.* 4,293 103,418
Valmont Industries, Inc. 636 210,999
WillScot Holdings Corp.* 8,586 318,197
5,734,704
Construction Materials -
0.2%
CRH plc 18,285 1,810,764
Eagle Materials, Inc.(a) 1,600 410,784
Knife River Corp.* 1,113 115,284
Martin Marietta Materials, Inc. 1,440 783,533
Summit Materials, Inc., Class A* 4,731 247,479
Investments Shares Value
Construction Materials
(continued)
Vulcan Materials Co. 2,880 $ 789,552
4,157,396
Consumer Finance -
1.0%
Ally Financial, Inc. 50,085 1,951,813
American Express Co. 15,741 4,996,981
Bread Financial Holdings, Inc. 11,130 704,863
Capital One Financial Corp. 11,130 2,267,292
Credit Acceptance Corp.*(a) 275 139,637
Discover Financial Services 7,314 1,470,772
Encore Capital Group, Inc.*(a) 5,724 283,338
Enova International, Inc.* 6,042 678,637
EZCORP, Inc., Class A*(a) 3,180 38,192
FirstCash Holdings, Inc.(a) 1,280 139,712
Green Dot Corp., Class A* 477 4,231
LendingClub Corp.* 11,130 150,144
Navient Corp.(a) 21,283 290,939
Nelnet, Inc., Class A 1,431 157,653
NerdWallet, Inc., Class A* 9,540 136,231
OneMain Holdings, Inc. 21,783 1,209,828
PRA Group, Inc.* 2,385 52,732
PROG Holdings, Inc. 4,452 190,323
SLM Corp.(a) 47,064 1,313,556
SoFi Technologies, Inc.*(a) 40,545 639,800
Synchrony Financial 9,381 647,101
Upstart Holdings, Inc.*(a) 3,816 247,067
World Acceptance Corp.* 320 45,171
17,756,013
Consumer Staples Distribution & Retail -
1.7%
Albertsons Cos., Inc., Class A 81,090 1,625,854
Andersons, Inc. (The) 3,975 161,981
BJ's Wholesale Club Holdings,
Inc.*(a) 4,239 419,873
Casey's General Stores, Inc.(a) 1,113 469,430
Chefs' Warehouse, Inc. (The)*(a) 3,339 179,839
Costco Wholesale Corp. 10,017 9,815,458
Dollar General Corp. 7,473 531,031
Dollar Tree, Inc.* 4,293 314,892
Ingles Markets, Inc., Class A 1,272 84,232
Kroger Co. (The) 19,716 1,215,294
Maplebear, Inc.* 6,519 314,737
Performance Food Group Co.* 3,498 315,904
PriceSmart, Inc. 320 29,110
SpartanNash Co. 3,021 55,073
Sprouts Farmers Market, Inc.* 3,021 478,345
Sysco Corp. 11,130 811,600
Target Corp. 12,084 1,666,504
United Natural Foods, Inc.* 6,519 193,875
US Foods Holding Corp.* 6,678 473,671
Walgreens Boots Alliance, Inc.(a) 151,845 1,560,967
Walmart, Inc. 99,216 9,739,043
Weis Markets, Inc. 1,577 106,542
30,563,255
Containers & Packaging -
0.7%
Amcor plc(a) 28,779 279,732

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
AptarGroup, Inc. 2,226 $ 349,816
Avery Dennison Corp.(a) 1,441 267,637
Ball Corp. 7,473 416,246
Berry Global Group, Inc. 23,532 1,598,293
Crown Holdings, Inc. 22,419 1,969,733
Graphic Packaging Holding Co.(a) 58,830 1,613,707
Greif, Inc., Class A 5,121 313,508
International Paper Co.(a) 11,766 654,543
O-I Glass, Inc.* 24,009 286,667
Packaging Corp. of America 2,385 507,194
Pactiv Evergreen, Inc. 12,402 220,012
Sealed Air Corp.(a) 25,122 874,999
Silgan Holdings, Inc.(a) 13,992 769,840
Smurfit WestRock plc 13,356 709,070
Sonoco Products Co. 17,013 810,499
TriMas Corp.(a) 1,121 27,240
11,668,736
Distributors -
0.2%
Genuine Parts Co. 3,021 351,191
GigaCloud Technology, Inc., Class
A*(a) 2,544 54,238
LKQ Corp. 55,386 2,070,883
Pool Corp.(a) 1,113 383,150
2,859,462
Diversified Consumer Services -
0.3%
ADT, Inc.(a) 42,612 327,260
Adtalem Global Education, Inc.* 2,862 306,606
Bright Horizons Family Solutions,
Inc.* 3,021 370,375
Coursera, Inc.*(a) 17,013 131,170
Duolingo, Inc., Class A* 1,272 462,995
Frontdoor, Inc.* 2,226 133,293
Graham Holdings Co., Class B(a) 159 147,683
Grand Canyon Education, Inc.* 1,113 195,487
H&R Block, Inc.(a) 25,281 1,398,292
Laureate Education, Inc.* 8,586 160,730
Mister Car Wash, Inc.*(a) 9,858 79,061
OneSpaWorld Holdings Ltd.(a) 8,160 174,298
Perdoceo Education Corp. 8,427 242,529
Service Corp. International(a) 4,160 324,979
Strategic Education, Inc. 1,600 157,168
Stride, Inc.*(a) 2,862 386,084
Udemy, Inc.* 17,808 133,204
5,131,214
Diversified REITs -
0.1%
Alexander & Baldwin, Inc., REIT 2,720 48,552
Armada Hoffler Properties, Inc., REIT 318 3,110
Broadstone Net Lease, Inc., REIT 13,197 207,721
Empire State Realty Trust, Inc., Class
A, REIT 14,469 138,323
Essential Properties Realty Trust,
Inc., REIT(a) 6,837 219,468
Investments Shares Value
Diversified REITs
(continued)
Gladstone Commercial Corp.,
REIT(a) 8,427 $ 136,602
Global Net Lease, Inc., REIT(a) 54,696 393,264
WP Carey, Inc., REIT(a) 6,837 382,257
1,529,297
Diversified Telecommunication Services -
0.7%
Anterix, Inc.* 2,703 77,225
AST SpaceMobile, Inc., Class A*(a) 5,406 109,418
AT&T, Inc. 196,206 4,655,968
Cogent Communications Holdings,
Inc.(a) 3,339 251,560
Frontier Communications Parent,
Inc.* 38,955 1,393,031
Globalstar, Inc.*(a) 41,976 64,223
Iridium Communications, Inc.(a) 1,272 36,570
Liberty Global Ltd., Class A* 28,143 323,926
Liberty Global Ltd., Class C*(a) 35,775 419,641
Liberty Latin America Ltd., Class
C*(a) 28,779 176,415
Lumen Technologies, Inc.* 197,796 977,112
Shenandoah Telecommunications
Co.(a) 9,381 101,315
Verizon Communications, Inc. 115,116 4,534,419
13,120,823
Electric Utilities -
1.5%
ALLETE, Inc. 13,038 855,554
Alliant Energy Corp.(a) 6,042 355,753
American Electric Power Co., Inc. 13,674 1,344,975
Constellation Energy Corp. 6,996 2,098,660
Duke Energy Corp. 20,670 2,314,833
Edison International 9,858 532,332
Entergy Corp. 10,494 850,854
Evergy, Inc. 7,950 510,152
Eversource Energy 8,109 467,727
Exelon Corp. 31,005 1,240,200
FirstEnergy Corp. 14,628 582,194
Hawaiian Electric Industries, Inc.*(a) 22,578 206,363
IDACORP, Inc.(a) 1,431 157,324
MGE Energy, Inc.(a) 960 86,256
NextEra Energy, Inc. 55,968 4,005,070
NRG Energy, Inc. 6,996 716,670
OGE Energy Corp. 6,678 282,012
Otter Tail Corp.(a) 8,268 636,967
PG&E Corp. 55,491 868,434
Pinnacle West Capital Corp.(a) 20,988 1,825,116
Portland General Electric Co. 22,578 928,859
PPL Corp. 17,172 576,979
Southern Co. (The) 29,574 2,482,737
TXNM Energy, Inc.(a) 20,034 968,644
Xcel Energy, Inc.(a) 16,854 1,132,589
26,027,254
Electrical Equipment -
0.9%
Acuity Brands, Inc.(a) 1,590 528,500
AMETEK, Inc. 4,929 909,696

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Array Technologies, Inc.*(a) 40,704 $ 298,360
Atkore, Inc. 7,473 608,601
Bloom Energy Corp., Class A*(a) 9,381 221,204
Eaton Corp. plc 9,120 2,977,133
Emerson Electric Co.(a) 16,854 2,190,177
EnerSys 6,678 648,234
Enovix Corp.*(a) 9,858 118,888
Eos Energy Enterprises, Inc.*(a) 2,226 12,777
Fluence Energy, Inc., Class A*(a) 6,996 91,018
GE Vernova, Inc. 5,883 2,193,653
Generac Holdings, Inc.* 2,862 427,382
Hubbell, Inc., Class B 1,120 473,771
NEXTracker, Inc., Class A*(a) 21,783 1,098,299
nVent Electric plc(a) 4,770 310,479
Plug Power, Inc.*(a) 163,929 304,908
Regal Rexnord Corp. 1,920 304,762
Rockwell Automation, Inc. 2,560 712,781
Sensata Technologies Holding plc 25,758 699,587
Shoals Technologies Group, Inc.,
Class A*(a) 44,520 212,806
Sunrun, Inc.* 32,118 290,668
Thermon Group Holdings, Inc.* 2,862 79,220
Vertiv Holdings Co., Class A 8,745 1,023,340
Vicor Corp.* 477 24,394
16,760,638
Electronic Equipment, Instruments & Components -
1.0%
Advanced Energy Industries, Inc.(a) 960 110,477
Amphenol Corp., Class A 26,076 1,845,659
Arrow Electronics, Inc.*(a) 9,540 1,111,887
Avnet, Inc.(a) 18,401 950,596
Badger Meter, Inc.(a) 1,749 374,129
Bel Fuse, Inc., Class B(a) 636 51,580
Belden, Inc.(a) 2,544 296,300
Benchmark Electronics, Inc. 3,864 164,838
CDW Corp. 2,562 510,197
Cognex Corp. 3,975 158,602
Coherent Corp.* 4,452 402,861
Corning, Inc. 19,875 1,035,090
Crane NXT Co.(a) 3,975 254,281
CTS Corp. 800 40,872
ePlus, Inc.* 2,226 177,857
Fabrinet* 1,761 380,746
Flex Ltd.* 13,833 576,144
Insight Enterprises, Inc.*(a) 5,724 988,821
IPG Photonics Corp.* 477 34,978
Itron, Inc.* 1,760 188,954
Jabil, Inc.(a) 3,816 619,756
Keysight Technologies, Inc.* 3,975 708,941
Knowles Corp.* 2,241 42,422
Littelfuse, Inc. 636 151,597
Mirion Technologies, Inc., Class A* 15,264 241,782
nLight, Inc.* 12,402 138,530
Novanta, Inc.* 1,760 263,402
OSI Systems, Inc.*(a) 477 93,702
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
PAR Technology Corp.* 159 $ 11,542
PC Connection, Inc. 160 11,875
Plexus Corp.* 636 90,128
Rogers Corp.*(a) 1,749 162,744
Sanmina Corp.*(a) 12,243 1,025,106
ScanSource, Inc.* 3,680 154,008
TD SYNNEX Corp. 8,749 1,246,820
TE Connectivity plc 7,314 1,082,253
Teledyne Technologies, Inc.* 1,120 572,690
Trimble, Inc.* 5,088 381,396
TTM Technologies, Inc.* 19,360 476,062
Vontier Corp.(a) 8,427 324,861
Zebra Technologies Corp., Class A* 954 373,911
17,828,397
Energy Equipment & Services -
0.6%
Archrock, Inc.(a) 10,971 308,175
Atlas Energy Solutions, Inc., Class
A(a) 7,950 182,532
Baker Hughes Co. 25,440 1,174,819
Bristow Group, Inc., Class A* 636 21,223
Cactus, Inc., Class A(a) 4,000 238,840
ChampionX Corp. 10,017 286,887
Halliburton Co. 20,670 537,833
Helix Energy Solutions Group, Inc.* 12,402 99,464
Helmerich & Payne, Inc.(a) 20,511 647,943
Liberty Energy, Inc., Class A(a) 34,821 637,573
NOV, Inc. 84,906 1,226,892
Oceaneering International, Inc.*(a) 7,632 189,655
Patterson-UTI Energy, Inc.(a) 1,431 11,548
ProPetro Holding Corp.* 25,599 227,319
RPC, Inc.(a) 27,825 170,567
Schlumberger NV(a) 36,729 1,479,444
Select Water Solutions, Inc., Class
A(a) 11,607 145,088
Tidewater, Inc.*(a) 9,540 525,750
Transocean Ltd.*(a) 121,476 476,186
Valaris Ltd.*(a) 14,787 708,889
Weatherford International plc 13,356 840,760
10,137,387
Entertainment -
1.2%
AMC Entertainment Holdings, Inc.,
Class A* 43,884 136,479
Atlanta Braves Holdings, Inc., Class
C* 192 7,440
Cinemark Holdings, Inc.*(a) 8,268 236,713
Electronic Arts, Inc. 5,724 703,537
Endeavor Group Holdings, Inc.,
Class A(a) 9,540 291,733
IMAX Corp.*(a) 1,760 41,448
Liberty Media Corp.-Liberty Formula
One, Class A* 1,600 140,832
Liberty Media Corp.-Liberty Formula
One, Class C*(a) 4,960 474,672

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Lions Gate Entertainment Corp.,
Class B* 38,478 $ 270,116
Live Nation Entertainment, Inc.*(a) 4,134 598,107
Madison Square Garden Sports
Corp.* 318 69,919
Netflix, Inc.* 9,699 9,473,595
ROBLOX Corp., Class A* 11,130 791,009
Roku, Inc.* 5,724 473,718
Sphere Entertainment Co.* 3,816 177,826
Take-Two Interactive Software, Inc.* 3,975 737,402
TKO Group Holdings, Inc., Class A* 3,657 567,603
Walt Disney Co. (The) 49,926 5,644,633
Warner Bros Discovery, Inc.*(a) 72,663 758,602
Warner Music Group Corp., Class
A(a) 4,770 151,686
21,747,070
Financial Services -
4.2%
Affirm Holdings, Inc., Class A* 10,494 640,869
Apollo Global Management, Inc.(a) 11,766 2,011,751
AvidXchange Holdings, Inc.* 10,335 109,551
Berkshire Hathaway, Inc., Class B* 50,721 23,771,411
Block, Inc., Class A* 12,561 1,140,790
Cantaloupe, Inc.*(a) 159 1,294
Compass Diversified Holdings 7,473 158,801
Corebridge Financial, Inc. 2,862 96,621
Corpay, Inc.* 1,427 542,959
Enact Holdings, Inc. 3,339 112,791
Equitable Holdings, Inc. 10,812 588,389
Essent Group Ltd. 19,239 1,120,672
Euronet Worldwide, Inc.* 7,950 783,075
EVERTEC, Inc.(a) 4,611 149,719
Federal Agricultural Mortgage Corp.,
Class C(a) 795 157,235
Fidelity National Information
Services, Inc. 10,812 880,854
Fiserv, Inc.* 16,059 3,469,386
Global Payments, Inc. 6,201 699,783
HA Sustainable Infrastructure Capital,
Inc.(a) 17,808 498,802
Jack Henry & Associates, Inc. 1,760 306,398
Jackson Financial, Inc., Class A 13,038 1,228,701
Mastercard, Inc., Class A 18,603 10,332,664
Merchants Bancorp(a) 2,721 114,091
MGIC Investment Corp.(a) 53,742 1,372,571
Mr Cooper Group, Inc.* 13,038 1,353,475
NCR Atleos Corp.*(a) 12,720 405,259
NMI Holdings, Inc., Class A* 17,282 667,431
PayPal Holdings, Inc.* 29,256 2,591,496
PennyMac Financial Services, Inc.(a) 4,452 466,080
Radian Group, Inc. 33,072 1,125,109
Remitly Global, Inc.* 8,268 194,298
Repay Holdings Corp., Class A*(a) 21,942 163,907
Rocket Cos., Inc., Class A*(a) 6,360 80,136
Shift4 Payments, Inc., Class A*(a) 1,908 228,674
Investments Shares Value
Financial Services
(continued)
Toast, Inc., Class A* 12,243 $ 500,984
Visa, Inc., Class A(a) 38,955 13,314,819
Voya Financial, Inc.(a) 18,126 1,286,765
Walker & Dunlop, Inc.(a) 2,226 213,852
Western Union Co. (The) 54,696 564,463
WEX, Inc.* 1,431 263,147
73,709,073
Food Products -
0.8%
Archer-Daniels-Midland Co. 13,992 716,810
B&G Foods, Inc.(a) 477 3,091
Bunge Global SA 2,862 217,884
Cal-Maine Foods, Inc. 7,314 789,181
Campbell's Co. (The)(a) 8,109 314,386
Conagra Brands, Inc. 17,490 452,816
Darling Ingredients, Inc.*(a) 27,984 1,048,281
Flowers Foods, Inc.(a) 13,992 273,544
Fresh Del Monte Produce, Inc. 6,519 198,764
Freshpet, Inc.* 2,067 330,617
General Mills, Inc. 17,331 1,042,286
Hain Celestial Group, Inc. (The)*(a) 1,908 9,654
Hershey Co. (The)(a) 3,975 593,269
Hormel Foods Corp. 6,360 190,673
Ingredion, Inc. 12,960 1,768,262
J & J Snack Foods Corp.(a) 1,120 153,698
J M Smucker Co. (The) 2,862 305,919
John B Sanfilippo & Son, Inc. 1,590 115,021
Kellanova 7,314 597,773
Kraft Heinz Co. (The) 21,147 631,026
Lamb Weston Holdings, Inc.(a) 3,201 191,868
Lancaster Colony Corp. 1,113 187,808
McCormick & Co., Inc. (Non-Voting) 6,360 491,183
Mission Produce, Inc.* 9,540 113,431
Mondelez International, Inc., Class A 35,775 2,074,592
Pilgrim's Pride Corp.*(a) 5,883 273,795
Post Holdings, Inc.*(a) 10,017 1,063,405
Simply Good Foods Co. (The)*(a) 3,671 139,498
Tootsie Roll Industries, Inc.(a) 2,372 73,674
TreeHouse Foods, Inc.*(a) 3,975 137,217
Tyson Foods, Inc., Class A 6,042 341,313
Utz Brands, Inc. 6,721 89,792
WK Kellogg Co.(a) 8,745 145,079
15,075,610
Gas Utilities -
0.3%
Atmos Energy Corp.(a) 2,880 410,429
Chesapeake Utilities Corp.(a) 1,590 194,377
MDU Resources Group, Inc.(a) 30,528 544,009
National Fuel Gas Co.(a) 16,695 1,169,151
New Jersey Resources Corp.(a) 21,306 1,021,623
Northwest Natural Holding Co.(a) 4,293 171,376
ONE Gas, Inc. 1,590 112,318
Southwest Gas Holdings, Inc. 795 59,371
Spire, Inc.(a) 12,879 913,894
UGI Corp.(a) 37,047 1,138,454
5,735,002

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation -
0.8%
ArcBest Corp.(a) 1,431 $ 136,818
Avis Budget Group, Inc.*(a) 3,816 342,295
CSX Corp. 50,721 1,667,199
Hertz Global Holdings, Inc.* 35,616 147,094
JB Hunt Transport Services, Inc. 1,920 328,742
Knight-Swift Transportation Holdings,
Inc., Class A 7,950 453,866
Landstar System, Inc. 1,441 237,275
Lyft, Inc., Class A* 17,808 241,120
Marten Transport Ltd. 2,082 32,063
Norfolk Southern Corp. 5,247 1,339,559
Old Dominion Freight Line, Inc.(a) 4,321 802,021
RXO, Inc.* 8,109 207,996
Ryder System, Inc. 9,121 1,453,979
Saia, Inc.*(a) 795 381,688
Schneider National, Inc., Class B(a) 3,816 113,526
Uber Technologies, Inc.* 45,792 3,061,195
U-Haul Holding Co.*(a) 160 11,659
U-Haul Holding Co. 2,226 144,111
Union Pacific Corp. 13,515 3,348,882
XPO, Inc.*(a) 3,339 446,324
14,897,412
Health Care Equipment & Supplies -
2.0%
Abbott Laboratories 39,273 5,024,195
Align Technology, Inc.* 2,067 452,900
Alphatec Holdings, Inc.*(a) 10,813 127,485
AtriCure, Inc.* 2,544 101,429
Avanos Medical, Inc.* 2,385 41,070
Baxter International, Inc. 10,494 341,685
Becton Dickinson & Co. 7,791 1,929,052
Boston Scientific Corp.* 33,867 3,466,626
Ceribell, Inc.*(a) 1,749 40,244
CONMED Corp.(a) 477 34,239
Cooper Cos., Inc. (The)* 4,003 386,490
Dentsply Sirona, Inc. 46,587 920,559
Dexcom, Inc.* 7,529 653,743
Edwards Lifesciences Corp.* 13,197 956,123
Embecta Corp. 16,536 296,490
Enovis Corp.*(a) 1,749 82,168
Envista Holdings Corp.* 13,197 270,802
Establishment Labs Holdings, Inc.*(a) 636 20,384
GE HealthCare Technologies, Inc.(a) 7,473 659,866
Glaukos Corp.* 2,240 350,426
Globus Medical, Inc., Class A* 3,498 324,335
Haemonetics Corp.*(a) 2,067 142,726
Hologic, Inc.* 6,201 447,340
ICU Medical, Inc.* 1,431 235,199
IDEXX Laboratories, Inc.* 1,749 738,165
Inari Medical, Inc.* 2,703 215,348
Inspire Medical Systems, Inc.* 1,113 215,366
Insulet Corp.* 1,272 354,099
Integer Holdings Corp.* 800 113,776
Integra LifeSciences Holdings
Corp.*(a) 16,218 423,290
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Intuitive Surgical, Inc.* 7,950 $ 4,546,446
iRhythm Technologies, Inc.*(a) 159 17,307
Lantheus Holdings, Inc.*(a) 3,903 361,067
LeMaitre Vascular, Inc. 160 15,509
LivaNova plc* 2,067 103,247
Masimo Corp.*(a) 1,908 332,431
Medtronic plc 34,662 3,148,003
Merit Medical Systems, Inc.* 1,590 173,119
Novocure Ltd.* 4,770 116,960
Omnicell, Inc.* 4,452 200,295
Orthofix Medical, Inc.* 159 2,914
Penumbra, Inc.* 1,590 424,482
PROCEPT BioRobotics Corp.*(a) 2,226 161,385
ResMed, Inc.(a) 3,021 713,500
RxSight, Inc.* 795 26,927
Solventum Corp.* 3,021 223,735
STERIS plc 2,401 529,781
Stryker Corp. 8,109 3,172,971
Tandem Diabetes Care, Inc.*(a) 4,134 153,206
Teleflex, Inc. 2,544 458,531
TransMedics Group, Inc.*(a) 1,280 86,464
Zimmer Biomet Holdings, Inc. 6,519 713,700
35,047,600
Health Care Providers & Services -
2.2%
Acadia Healthcare Co., Inc.* 20,193 910,906
AdaptHealth Corp., Class A*(a) 14,469 156,555
Addus HomeCare Corp.* 954 119,403
agilon health, Inc.* 60,420 201,803
Alignment Healthcare, Inc.*(a) 954 14,682
Amedisys, Inc.* 477 44,122
AMN Healthcare Services, Inc.*(a) 9,699 266,916
Ardent Health Partners, Inc.* 159 2,385
Astrana Health, Inc.*(a) 2,385 87,935
Brookdale Senior Living, Inc.*(a) 44,148 204,405
Cardinal Health, Inc. 7,791 963,435
Castle Biosciences, Inc.* 2,385 67,424
Cencora, Inc.(a) 4,134 1,050,904
Centene Corp.* 13,992 895,908
Chemed Corp. 477 268,074
Cigna Group (The) 7,791 2,292,190
Clover Health Investments Corp.,
Class A* 2,862 12,564
Concentra Group Holdings Parent,
Inc. 2,226 51,888
CorVel Corp.*(a) 477 55,260
CVS Health Corp. 32,595 1,840,966
DaVita, Inc.*(a) 1,908 336,190
Elevance Health, Inc. 6,201 2,453,736
Encompass Health Corp. 3,339 331,463
Ensign Group, Inc. (The)(a) 1,749 244,265
Guardant Health, Inc.* 7,314 343,612
HCA Healthcare, Inc. 5,088 1,678,582
HealthEquity, Inc.*(a) 3,520 388,678
Henry Schein, Inc.*(a) 25,281 2,022,480
Hims & Hers Health, Inc.*(a) 3,339 124,478

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Humana, Inc. 3,021 $ 885,848
Labcorp Holdings, Inc. 2,720 679,456
LifeStance Health Group, Inc.*(a) 4,452 35,482
McKesson Corp. 3,657 2,175,001
Molina Healthcare, Inc.* 1,908 592,262
National HealthCare Corp. 2,067 212,219
NeoGenomics, Inc.* 8,109 115,959
OPKO Health, Inc.*(a) 75,207 114,315
Option Care Health, Inc.* 8,163 252,400
Owens & Minor, Inc.* 18,126 258,114
PACS Group, Inc.* 1,749 25,413
Patterson Cos., Inc. 16,695 516,710
Pediatrix Medical Group, Inc.*(a) 19,716 275,630
Premier, Inc., Class A(a) 13,197 299,044
Privia Health Group, Inc.*(a) 9,858 225,255
Quest Diagnostics, Inc.(a) 3,180 518,658
RadNet, Inc.*(a) 1,431 93,688
Select Medical Holdings Corp.(a) 18,762 369,049
Surgery Partners, Inc.*(a) 2,881 73,437
Tenet Healthcare Corp.* 3,021 425,629
UnitedHealth Group, Inc. 25,599 13,887,201
Universal Health Services, Inc.,
Class B 1,749 329,791
US Physical Therapy, Inc. 478 42,403
39,834,173
Health Care REITs -
0.3%
Alexandria Real Estate Equities, Inc.,
REIT 2,544 247,658
American Healthcare REIT, Inc.,
REIT 2,544 71,970
CareTrust REIT, Inc., REIT 6,720 178,080
Healthcare Realty Trust, Inc., Class
A, REIT(a) 75,843 1,270,370
Healthpeak Properties, Inc., REIT 10,653 220,091
National Health Investors, Inc.,
REIT(a) 636 43,318
Omega Healthcare Investors, Inc.,
REIT 8,745 324,090
Sabra Health Care REIT, Inc.,
REIT(a) 10,494 175,355
Sila Realty Trust, Inc., REIT 1,113 27,669
Ventas, Inc., REIT 7,632 461,126
Welltower, Inc., REIT 13,515 1,844,527
4,864,254
Health Care Technology -
0.1%
Certara, Inc.* 12,084 171,956
Doximity, Inc., Class A*(a) 5,883 347,685
Evolent Health, Inc., Class A*(a) 10,017 104,678
GoodRx Holdings, Inc., Class A* 11,925 56,882
HealthStream, Inc. 160 5,224
Phreesia, Inc.*(a) 1,431 40,726
Schrodinger, Inc.*(a) 6,360 159,477
Teladoc Health, Inc.* 43,089 437,784
Investments Shares Value
Health Care Technology
(continued)
Veeva Systems, Inc., Class A* 2,862 $ 667,590
1,992,002
Hotel & Resort REITs -
0.1%
Apple Hospitality REIT, Inc., REIT 51,516 795,407
DiamondRock Hospitality Co., REIT 16,473 144,633
Host Hotels & Resorts, Inc., REIT(a) 15,041 251,335
Park Hotels & Resorts, Inc., REIT(a) 33,708 454,721
Pebblebrook Hotel Trust, REIT(a) 4,929 64,718
RLJ Lodging Trust, REIT 12,720 124,020
Ryman Hospitality Properties, Inc.,
REIT 3,040 318,714
Summit Hotel Properties, Inc.,
REIT(a) 21,147 141,896
Sunstone Hotel Investors, Inc., REIT 7,841 88,838
Xenia Hotels & Resorts, Inc., REIT 8,985 134,416
2,518,698
Hotels, Restaurants & Leisure -
2.3%
Accel Entertainment, Inc., Class A* 7,950 89,597
Airbnb, Inc., Class A* 8,904 1,167,938
Aramark 8,268 321,708
Bally's Corp.* 5,088 92,500
BJ's Restaurants, Inc.*(a) 1,920 69,485
Bloomin' Brands, Inc.(a) 6,620 83,147
Booking Holdings, Inc. 770 3,647,921
Boyd Gaming Corp.(a) 12,084 926,239
Brinker International, Inc.* 7,791 1,417,728
Caesars Entertainment, Inc.* 43,725 1,576,286
Carnival Corp.* 24,486 677,528
Cava Group, Inc.*(a) 1,908 257,675
Cheesecake Factory, Inc. (The)(a) 2,862 160,701
Chipotle Mexican Grill, Inc.* 28,938 1,688,532
Choice Hotels International, Inc.(a) 795 117,127
Churchill Downs, Inc.(a) 3,349 413,869
Cracker Barrel Old Country Store,
Inc.(a) 3,021 196,305
Darden Restaurants, Inc. 2,560 499,814
Dave & Buster's Entertainment,
Inc.*(a) 2,703 71,792
Domino's Pizza, Inc. 636 285,640
DoorDash, Inc., Class A* 7,473 1,411,127
DraftKings, Inc., Class A*(a) 12,402 520,264
Dutch Bros, Inc., Class A* 3,498 218,695
Everi Holdings, Inc.*(a) 11,925 162,657
Expedia Group, Inc.* 3,657 625,164
Flutter Entertainment plc* 3,498 933,861
Golden Entertainment, Inc.(a) 3,021 98,908
Hilton Grand Vacations, Inc.*(a) 16,164 665,957
Hilton Worldwide Holdings, Inc. 5,761 1,475,219
Hyatt Hotels Corp., Class A(a) 2,226 352,220
Jack in the Box, Inc.(a) 1,113 43,619
Krispy Kreme, Inc.(a) 12,243 111,044
Las Vegas Sands Corp.(a) 8,904 408,070
Life Time Group Holdings, Inc.* 6,837 198,205
Light & Wonder, Inc.* 4,452 391,375
Marriott International, Inc., Class A 5,565 1,617,133

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Marriott Vacations Worldwide Corp.
(a) 6,360 $ 551,857
McDonald's Corp. 16,218 4,682,137
MGM Resorts International*(a) 13,038 449,550
Norwegian Cruise Line Holdings Ltd.* 79,023 2,240,302
Papa John's International, Inc.(a) 318 12,583
Penn Entertainment, Inc.*(a) 20,670 425,802
Planet Fitness, Inc., Class A* 3,339 361,146
Red Rock Resorts, Inc., Class A(a) 1,761 86,377
Royal Caribbean Cruises Ltd.(a) 6,042 1,610,797
Sabre Corp.*(a) 55,491 185,895
Shake Shack, Inc., Class A* 795 93,913
Six Flags Entertainment Corp.(a) 16,377 722,062
Starbucks Corp. 30,687 3,304,376
Sweetgreen, Inc., Class A*(a) 6,678 219,840
Target Hospitality Corp.* 3,180 30,623
Texas Roadhouse, Inc., Class A 2,067 374,334
Travel + Leisure Co. 12,561 682,816
United Parks & Resorts, Inc.*(a) 3,498 183,855
Vail Resorts, Inc.(a) 1,908 324,589
Wendy's Co. (The) 3,180 47,159
Wingstop, Inc. 954 284,197
Wyndham Hotels & Resorts, Inc. 2,862 300,567
Wynn Resorts Ltd.(a) 5,247 455,702
Yum! Brands, Inc. 6,837 892,229
41,517,758
Household Durables -
1.0%
Beazer Homes USA, Inc.*(a) 1,908 42,281
Cavco Industries, Inc.*(a) 318 161,747
Century Communities, Inc.(a) 6,402 488,985
Champion Homes, Inc.*(a) 3,339 308,290
DR Horton, Inc. 8,904 1,263,478
Dream Finders Homes, Inc., Class
A*(a) 1,113 25,677
Ethan Allen Interiors, Inc.(a) 4,000 124,080
Garmin Ltd. 3,657 789,363
Green Brick Partners, Inc.*(a) 6,996 423,048
Helen of Troy Ltd.*(a) 3,021 186,637
Hovnanian Enterprises, Inc., Class A* 159 21,050
Installed Building Products, Inc.(a) 640 127,258
KB Home(a) 14,469 970,870
La-Z-Boy, Inc.(a) 6,837 322,706
Leggett & Platt, Inc.(a) 15,423 162,867
Lennar Corp., Class A(a) 7,155 939,022
Lennar Corp., Class B(a) 480 60,379
LGI Homes, Inc.*(a) 4,134 369,083
M/I Homes, Inc.* 6,201 780,086
Meritage Homes Corp. 14,724 1,146,558
Millrose Properties, Inc., Class A,
REIT*(d) 3,818 42,222
Mohawk Industries, Inc.* 10,017 1,225,079
Newell Brands, Inc.(a) 77,274 769,649
NVR, Inc.* 70 561,133
PulteGroup, Inc. 6,678 759,823
Investments Shares Value
Household Durables
(continued)
Sonos, Inc.* 795 $ 10,963
Taylor Morrison Home Corp., Class
A* 21,306 1,373,385
Tempur Sealy International, Inc. 8,745 552,159
Toll Brothers, Inc. 3,498 475,063
TopBuild Corp.*(a) 954 326,917
Tri Pointe Homes, Inc.* 20,670 761,896
Whirlpool Corp.(a) 10,971 1,152,065
Worthington Enterprises, Inc.(a) 4,293 179,877
16,903,696
Household Products -
0.8%
Central Garden & Pet Co.*(a) 1,440 52,546
Central Garden & Pet Co., Class A* 8,904 277,716
Church & Dwight Co., Inc.(a) 6,042 637,552
Clorox Co. (The) 2,703 428,912
Colgate-Palmolive Co. 17,967 1,557,739
Energizer Holdings, Inc. 9,699 329,669
Kimberly-Clark Corp. 6,837 888,605
Procter & Gamble Co. (The) 53,742 8,920,634
Reynolds Consumer Products, Inc. 3,657 100,970
Spectrum Brands Holdings, Inc. 2,385 201,675
WD-40 Co. 318 74,714
13,470,732
Independent Power and Renewable Electricity Producers
-
0.1%
AES Corp. (The) 11,448 125,928
Clearway Energy, Inc., Class A 159 3,900
Clearway Energy, Inc., Class C(a) 6,360 164,915
Montauk Renewables, Inc.* 17,967 75,102
Ormat Technologies, Inc.(a) 2,067 132,598
Talen Energy Corp.* 1,908 423,061
Vistra Corp. 7,473 1,255,688
2,181,192
Industrial Conglomerates -
0.3%
3M Co. 14,469 2,202,182
Honeywell International, Inc. 17,808 3,984,006
6,186,188
Industrial REITs -
0.3%
Americold Realty Trust, Inc., REIT 6,201 135,492
EastGroup Properties, Inc., REIT 2,703 458,483
First Industrial Realty Trust, Inc.,
REIT 6,201 331,071
Innovative Industrial Properties, Inc.,
REIT 1,749 125,368
Lineage, Inc., REIT 3,339 200,340
LXP Industrial Trust, REIT 3,657 30,426
Plymouth Industrial REIT, Inc.,
REIT(a) 7,632 128,217
Prologis, Inc., REIT 19,875 2,370,094
Rexford Industrial Realty, Inc., REIT 5,883 239,203
STAG Industrial, Inc., REIT(a) 10,971 374,989
Terreno Realty Corp., REIT(a) 5,747 375,969
4,769,652

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance -
2.9%
Aflac, Inc. 15,264 $ 1,639,048
Allstate Corp. (The) 6,996 1,345,541
American Financial Group, Inc. 13,674 1,867,321
American International Group, Inc. 18,921 1,393,721
AMERISAFE, Inc. 320 16,006
Aon plc, Class A 4,800 1,779,936
Arch Capital Group Ltd. 10,971 1,021,071
Arthur J Gallagher & Co. 5,565 1,679,628
Assurant, Inc. 10,653 2,292,419
Assured Guaranty Ltd. 3,498 330,911
Axis Capital Holdings Ltd. 14,400 1,310,688
Brighthouse Financial, Inc.*(a) 13,833 853,634
Brown & Brown, Inc. 5,121 535,964
Chubb Ltd. 10,812 2,939,567
Cincinnati Financial Corp. 3,339 457,610
CNO Financial Group, Inc. 23,850 952,569
Employers Holdings, Inc. 3,021 148,512
Enstar Group Ltd.* 2,544 831,863
Erie Indemnity Co., Class A(a) 318 128,138
Everest Group Ltd. 960 333,610
F&G Annuities & Life, Inc. 795 36,499
Fidelity National Financial, Inc. 8,904 517,946
First American Financial Corp.(a) 20,161 1,274,578
Genworth Financial, Inc., Class A* 70,278 508,110
Globe Life, Inc. 18,126 2,213,003
Goosehead Insurance, Inc., Class A 1,908 204,480
Hamilton Insurance Group Ltd.,
Class B* 1,431 27,375
Hanover Insurance Group, Inc. (The)
(a) 6,519 997,994
Hartford Financial Services Group,
Inc. (The) 8,745 975,505
Horace Mann Educators Corp.(a) 5,247 202,692
Kemper Corp. 11,289 758,395
Kinsale Capital Group, Inc.(a) 795 351,342
Lemonade, Inc.*(a) 954 31,711
Lincoln National Corp. 32,118 1,129,269
Loews Corp. 6,201 529,876
Markel Group, Inc.* 400 731,512
Marsh & McLennan Cos., Inc. 11,448 2,482,842
Mercury General Corp.(a) 6,837 340,756
MetLife, Inc. 17,649 1,526,815
Old Republic International Corp. 50,085 1,832,109
Oscar Health, Inc., Class A*(a) 6,996 116,134
Palomar Holdings, Inc.* 159 17,151
Primerica, Inc. 1,272 369,096
Principal Financial Group, Inc. 6,996 576,820
Progressive Corp. (The) 16,059 3,957,580
Prudential Financial, Inc. 10,560 1,275,226
Reinsurance Group of America, Inc. 1,431 326,068
RenaissanceRe Holdings Ltd.(a) 1,749 406,782
RLI Corp.(a) 2,544 186,602
Ryan Specialty Holdings, Inc., Class
A(a) 2,862 190,552
Investments Shares Value
Insurance
(continued)
Safety Insurance Group, Inc. 1,590 $ 125,626
Selective Insurance Group, Inc. 3,339 280,910
SiriusPoint Ltd.*(a) 12,960 188,698
Stewart Information Services Corp. 2,544 165,843
Travelers Cos., Inc. (The) 6,837 1,676,296
Trupanion, Inc.*(a) 477 22,629
Unum Group 5,406 412,208
W R Berkley Corp. 6,481 381,277
White Mountains Insurance Group
Ltd.(a) 477 921,783
Willis Towers Watson plc 2,560 843,686
50,971,533
Interactive Media & Services -
5.1%
Alphabet, Inc., Class A 132,765 27,086,715
Alphabet, Inc., Class C 117,342 24,125,515
Bumble, Inc., Class A*(a) 28,461 230,819
Cargurus, Inc., Class A* 3,657 143,354
Cars.com, Inc.* 9,381 168,108
IAC, Inc.* 12,402 524,977
Match Group, Inc. 14,787 527,896
Meta Platforms, Inc., Class A 49,449 34,079,262
Pinterest, Inc., Class A* 9,858 324,920
Reddit, Inc., Class A* 2,226 444,198
Rumble, Inc.*(a) 2,703 33,463
Shutterstock, Inc.(a) 8,427 248,765
Snap, Inc., Class A* 26,712 301,579
Taboola.com Ltd.* 35,616 135,697
Vimeo, Inc.* 23,055 154,699
Webtoon Entertainment, Inc.*(a) 2,703 34,463
Yelp, Inc., Class A*(a) 4,293 171,462
Ziff Davis, Inc.* 7,155 385,583
ZoomInfo Technologies, Inc., Class
A* 60,738 624,994
89,746,469
IT Services -
1.2%
Accenture plc, Class A 14,310 5,508,634
Akamai Technologies, Inc.* 3,200 319,680
Applied Digital Corp.*(a) 3,657 26,038
ASGN, Inc.*(a) 2,862 252,457
Cloudflare, Inc., Class A* 5,883 814,207
Cognizant Technology Solutions
Corp., Class A 12,561 1,037,664
Couchbase, Inc.* 1,113 19,745
DigitalOcean Holdings, Inc.*(a) 1,749 72,548
DXC Technology Co.*(a) 29,574 642,347
EPAM Systems, Inc.* 2,544 646,074
Fastly, Inc., Class A* 8,268 86,566
Gartner, Inc.* 1,908 1,035,720
GoDaddy, Inc., Class A* 3,521 748,741
International Business Machines
Corp.(a) 25,758 6,586,321
Kyndryl Holdings, Inc.* 12,879 488,887
MongoDB, Inc.* 1,272 347,663
Okta, Inc.* 2,385 224,715
Snowflake, Inc., Class A* 7,791 1,414,144

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Twilio, Inc., Class A* 4,134 $ 605,962
VeriSign, Inc.* 2,067 444,405
21,322,518
Leisure Products -
0.2%
Acushnet Holdings Corp.(a) 960 62,707
Brunswick Corp.(a) 4,386 295,792
Hasbro, Inc. 3,975 229,914
Malibu Boats, Inc., Class A*(a) 3,657 140,026
Mattel, Inc.*(a) 61,851 1,152,903
Peloton Interactive, Inc., Class A* 74,412 576,693
Polaris, Inc.(a) 8,586 409,552
Sturm Ruger & Co., Inc.(a) 3,816 135,850
Topgolf Callaway Brands Corp.*(a) 19,557 153,718
YETI Holdings, Inc.*(a) 4,770 177,730
3,334,885
Life Sciences Tools & Services -
0.9%
10X Genomics, Inc., Class A*(a) 12,243 183,645
Adaptive Biotechnologies Corp.*(a) 8,904 69,006
Agilent Technologies, Inc. 6,042 915,484
Avantor, Inc.* 16,536 368,422
Azenta, Inc.*(a) 3,180 171,879
BioLife Solutions, Inc.*(a) 5,247 143,269
Bio-Rad Laboratories, Inc., Class A* 1,113 401,660
Bio-Techne Corp. 2,862 210,500
Bruker Corp. 5,897 342,911
Charles River Laboratories
International, Inc.* 2,703 445,346
Cytek Biosciences, Inc.* 13,356 68,783
Danaher Corp. 14,946 3,329,072
Illumina, Inc.*(a) 2,862 379,902
IQVIA Holdings, Inc.* 3,657 736,374
Maravai LifeSciences Holdings, Inc.,
Class A* 12,243 60,358
Medpace Holdings, Inc.* 795 277,574
Mesa Laboratories, Inc. 954 131,356
Mettler-Toledo International, Inc.* 480 654,931
OmniAb, Inc.*‡(a) 562 —
Pacific Biosciences of California,
Inc.*(a) 55,173 84,966
Repligen Corp.* 1,590 264,274
Revvity, Inc.(a) 2,067 260,711
Sotera Health Co.*(a) 9,381 128,614
Standard BioTools, Inc.*(a) 34,185 52,987
Tempus AI, Inc., Class A*(a) 2,226 127,750
Thermo Fisher Scientific, Inc. 8,427 5,037,239
Waters Corp.* 1,590 660,613
West Pharmaceutical Services, Inc. 1,908 651,677
16,159,303
Machinery -
2.1%
AGCO Corp.(a) 11,130 1,162,306
Alamo Group, Inc. 320 59,379
Albany International Corp., Class A 1,761 142,201
Investments Shares Value
Machinery
(continued)
Allison Transmission Holdings, Inc. 4,611 $ 541,977
Astec Industries, Inc. 159 5,551
Blue Bird Corp.*(a) 3,657 130,262
Caterpillar, Inc. 13,674 5,079,071
Chart Industries, Inc.* 7,950 1,682,141
CNH Industrial NV 15,582 200,696
Columbus McKinnon Corp.(a) 2,706 98,553
Crane Co. 1,431 243,728
Cummins, Inc. 3,364 1,198,425
Deere & Co. 6,996 3,334,014
Donaldson Co., Inc.(a) 5,883 418,811
Dover Corp. 3,200 651,776
Energy Recovery, Inc.* 1,113 15,960
Enerpac Tool Group Corp., Class A 4,480 202,451
Enpro, Inc. 1,120 207,984
Esab Corp.(a) 3,180 393,811
ESCO Technologies, Inc. 318 42,211
Federal Signal Corp. 1,600 157,296
Flowserve Corp. 6,400 400,768
Fortive Corp. 6,837 556,053
Franklin Electric Co., Inc. 1,113 111,289
Gates Industrial Corp. plc* 31,959 661,232
Gorman-Rupp Co. (The) 477 18,307
Graco, Inc. 4,826 406,204
Greenbrier Cos., Inc. (The)(a) 6,360 421,414
Hillenbrand, Inc. 15,741 535,037
Hyster-Yale, Inc. 1,908 101,925
IDEX Corp. 1,908 427,983
Illinois Tool Works, Inc. 6,678 1,730,670
Ingersoll Rand, Inc.(a) 8,427 790,453
ITT, Inc. 4,160 628,243
JBT Marel Corp. 636 84,588
Kadant, Inc.(a) 320 119,328
Kennametal, Inc.(a) 2,862 68,545
Lincoln Electric Holdings, Inc.(a) 1,908 379,272
Lindsay Corp. 320 42,941
Middleby Corp. (The)*(a) 9,709 1,661,598
Miller Industries, Inc.(a) 636 41,957
Mueller Industries, Inc. 6,042 475,808
Mueller Water Products, Inc., Class
A(a) 4,640 106,720
Nordson Corp. 961 211,631
Oshkosh Corp. 12,324 1,434,514
Otis Worldwide Corp. 9,442 900,956
PACCAR, Inc. 14,151 1,569,063
Parker-Hannifin Corp. 3,021 2,135,998
Pentair plc 4,293 445,098
Proto Labs, Inc.* 954 39,810
RBC Bearings, Inc.*(a) 954 332,708
REV Group, Inc.(a) 5,247 182,071
Snap-on, Inc. 1,440 511,416
SPX Technologies, Inc.* 1,280 190,106
Standex International Corp.(a) 160 29,232
Stanley Black & Decker, Inc.(a) 2,067 182,041
Symbotic, Inc., Class A*(a) 1,590 46,666
Tennant Co. 1,431 122,379

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Terex Corp.(a) 12,004 $ 577,272
Timken Co. (The)(a) 11,766 944,457
Toro Co. (The) 3,975 330,998
Trinity Industries, Inc. 2,560 96,845
Wabash National Corp.(a) 5,406 84,334
Watts Water Technologies, Inc.,
Class A 800 165,424
Westinghouse Air Brake
Technologies Corp. 4,320 898,214
Xylem, Inc.(a) 5,883 729,727
37,899,899
Marine Transportation -
0.1%
Kirby Corp.*(a) 3,180 347,097
Matson, Inc.(a) 6,360 902,166
1,249,263
Media -
1.0%
Altice USA, Inc., Class A* 52,311 146,994
Cable One, Inc.(a) 636 193,350
Charter Communications, Inc., Class
A*(a) 3,021 1,043,725
Clear Channel Outdoor Holdings,
Inc.*(a) 63,918 86,929
Comcast Corp., Class A 108,597 3,655,375
EchoStar Corp., Class A*(a) 22,260 615,712
Emerald Holding, Inc. 3,498 15,741
Fox Corp., Class A(a) 5,088 260,404
Fox Corp., Class B 1,749 85,001
Gannett Co., Inc.* 4,293 19,404
Gray Media, Inc. 36,093 134,988
Ibotta, Inc., Class A* 477 34,583
Integral Ad Science Holding Corp.* 6,201 65,173
Interpublic Group of Cos., Inc. (The)
(a) 72,186 2,069,573
Liberty Broadband Corp., Class A* 4,611 350,574
Liberty Broadband Corp., Class C*(a) 22,578 1,730,829
National CineMedia, Inc.*(a) 3,657 24,100
New York Times Co. (The), Class
A(a) 8,109 440,319
News Corp., Class A 8,320 233,958
News Corp., Class B(a) 2,720 86,088
Nexstar Media Group, Inc., Class
A(a) 6,519 998,841
Omnicom Group, Inc.(a) 5,762 500,084
Paramount Global, Class A 1,272 29,014
Paramount Global, Class B 99,534 1,082,930
PubMatic, Inc., Class A*(a) 5,247 79,335
Scholastic Corp.(a) 5,251 101,922
Sinclair, Inc. 1,908 27,952
Sirius XM Holdings, Inc.(a) 50,626 1,215,530
Stagwell, Inc., Class A*(a) 5,088 31,749
TEGNA, Inc.(a) 39,114 712,657
Trade Desk, Inc. (The), Class A* 9,540 1,132,207
17,205,041
Investments Shares Value
Metals & Mining -
0.7%
Alcoa Corp. 11,925 $ 421,191
Alpha Metallurgical Resources,
Inc.*(a) 2,226 407,736
ATI, Inc.* 6,837 390,324
Carpenter Technology Corp. 2,703 521,841
Century Aluminum Co.* 8,004 146,313
Cleveland-Cliffs, Inc.*(a) 89,301 914,442
Coeur Mining, Inc.*(a) 31,005 204,633
Commercial Metals Co. 23,850 1,156,486
Freeport-McMoRan, Inc. 33,708 1,208,432
Hecla Mining Co. 12,482 70,898
Kaiser Aluminum Corp. 1,749 122,430
Materion Corp. 480 48,480
Metallus, Inc.*(a) 7,523 112,394
MP Materials Corp.*(a) 3,975 87,291
Newmont Corp. 31,641 1,351,703
Nucor Corp. 7,155 918,917
Reliance, Inc.(a) 1,749 506,335
Royal Gold, Inc. 2,544 355,702
Ryerson Holding Corp.(a) 636 14,221
Southern Copper Corp. 1,477 135,323
Steel Dynamics, Inc. 4,929 631,898
SunCoke Energy, Inc. 8,745 82,116
United States Steel Corp.(a) 41,340 1,523,379
Warrior Met Coal, Inc.(a) 8,427 444,693
Worthington Steel, Inc. 3,657 106,236
11,883,414
Mortgage Real Estate Investment Trusts (REITs) -
0.5%
AGNC Investment Corp.(a) 173,787 1,732,656
Annaly Capital Management, Inc. 112,572 2,297,595
Apollo Commercial Real Estate
Finance, Inc.(a) 13,038 115,517
Arbor Realty Trust, Inc.(a) 25,758 344,900
ARMOUR Residential REIT, Inc.(a) 4,929 92,764
Blackstone Mortgage Trust, Inc.,
Class A(a) 954 17,172
BrightSpire Capital, Inc., Class A(a) 6,996 39,388
Chimera Investment Corp. 19,875 295,939
Ellington Financial, Inc.(a) 24,645 309,541
Franklin BSP Realty Trust, Inc.(a) 20,829 265,153
KKR Real Estate Finance Trust, Inc. 15,582 155,508
Ladder Capital Corp. 28,938 324,395
MFA Financial, Inc. 9,222 96,831
Orchid Island Capital, Inc.(a) 17,649 147,369
PennyMac Mortgage Investment
Trust(a) 17,649 240,026
Ready Capital Corp.(a) 16,377 108,907
Redwood Trust, Inc.(a) 20,193 132,264
Rithm Capital Corp. 100,647 1,158,447
Starwood Property Trust, Inc.(a) 56,127 1,086,057
TPG RE Finance Trust, Inc. 11,130 93,603
Two Harbors Investment Corp.(a) 10,494 133,799
9,187,831
Multi-Utilities -
0.6%
Ameren Corp. 8,745 823,779

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
Avista Corp.(a) 18,285 $ 669,597
Black Hills Corp. 11,607 681,679
CenterPoint Energy, Inc.(a) 16,218 528,220
CMS Energy Corp. 8,268 545,688
Consolidated Edison, Inc. 8,586 804,852
Dominion Energy, Inc. 21,465 1,193,239
DTE Energy Co. 6,519 781,498
NiSource, Inc. 11,385 424,660
Northwestern Energy Group, Inc. 12,879 694,307
Public Service Enterprise Group, Inc. 12,243 1,022,780
Sempra 16,536 1,371,330
Unitil Corp. 1,908 102,212
WEC Energy Group, Inc. 6,042 599,729
10,243,570
Office REITs -
0.2%
Brandywine Realty Trust, REIT(a) 51,357 281,950
BXP, Inc., REIT(a) 3,021 220,956
COPT Defense Properties, REIT 2,703 79,576
Cousins Properties, Inc., REIT 2,862 87,377
Douglas Emmett, Inc., REIT(a) 12,402 227,701
Easterly Government Properties,
Inc., Class A, REIT(a) 13,833 157,143
Highwoods Properties, Inc., REIT(a) 7,473 222,621
JBG SMITH Properties, REIT 14,946 231,812
Kilroy Realty Corp., REIT(a) 6,360 248,167
Paramount Group, Inc., REIT(a) 34,026 166,387
Piedmont Office Realty Trust, Inc.,
Class A, REIT 35,298 308,505
SL Green Realty Corp., REIT(a) 4,134 278,590
Vornado Realty Trust, REIT(a) 9,858 426,457
2,937,242
Oil, Gas & Consumable Fuels -
3.6%
Antero Midstream Corp.(a) 18,921 303,493
Antero Resources Corp.* 9,063 338,231
APA Corp.(a) 77,751 1,705,079
BKV Corp.* 2,544 62,328
California Resources Corp. 13,197 649,292
Calumet, Inc.*(a) 10,494 185,849
Cheniere Energy, Inc. 5,565 1,244,612
Chevron Corp.(a) 47,382 7,068,921
Chord Energy Corp. 11,130 1,251,569
Civitas Resources, Inc.(a) 11,766 597,246
Clean Energy Fuels Corp.*(a) 795 2,631
CNX Resources Corp.*(a) 9,540 261,205
Comstock Resources, Inc.*(a) 10,176 188,867
ConocoPhillips 37,464 3,702,567
Core Natural Resources, Inc.(a) 9,858 890,572
Coterra Energy, Inc. 25,426 704,809
Crescent Energy Co., Class A(a) 28,461 428,623
CVR Energy, Inc.(a) 6,996 132,574
Delek US Holdings, Inc.(a) 17,172 306,692
Devon Energy Corp. 14,946 509,659
Diamondback Energy, Inc. 5,122 841,852
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Dorian LPG Ltd.(a) 6,882 $ 165,443
DT Midstream, Inc. 5,247 530,367
EOG Resources, Inc. 15,423 1,940,059
EQT Corp. 12,720 650,246
Expand Energy Corp. 4,611 468,478
Exxon Mobil Corp. 122,907 13,130,155
Granite Ridge Resources, Inc.(a) 30,528 188,968
Green Plains, Inc.*(a) 1,140 10,180
Gulfport Energy Corp.* 1,908 340,597
Hess Corp. 6,519 906,337
HF Sinclair Corp.(a) 34,980 1,262,078
HighPeak Energy, Inc. 5,406 73,684
International Seaways, Inc. 3,498 136,247
Kinder Morgan, Inc. 51,834 1,424,398
Kosmos Energy Ltd.*(a) 56,278 178,964
Magnolia Oil & Gas Corp., Class A(a) 29,097 689,599
Marathon Petroleum Corp. 9,699 1,413,241
Matador Resources Co. 21,147 1,226,526
Murphy Oil Corp. 26,076 694,404
New Fortress Energy, Inc.(a) 34,185 512,775
NextDecade Corp.*(a) 14,487 122,850
Northern Oil & Gas, Inc.(a) 16,218 583,037
Occidental Petroleum Corp.(a) 16,377 763,987
ONEOK, Inc. 16,377 1,591,353
Ovintiv, Inc. 50,575 2,135,277
Par Pacific Holdings, Inc.* 4,770 79,754
PBF Energy, Inc., Class A 17,034 498,415
Peabody Energy Corp.(a) 20,650 374,798
Permian Resources Corp. 115,116 1,686,449
Phillips 66 12,084 1,424,341
Range Resources Corp.(a) 7,791 288,579
Sitio Royalties Corp., Class A 8,904 179,327
SM Energy Co.(a) 19,557 742,384
Talos Energy, Inc.*(a) 35,616 353,311
Targa Resources Corp. 5,406 1,063,901
Texas Pacific Land Corp.(a) 480 622,642
Uranium Energy Corp.*(a) 13,852 97,795
Valero Energy Corp. 9,381 1,247,673
Vital Energy, Inc.*(a) 8,586 273,893
Vitesse Energy, Inc.(a) 1,272 32,919
Williams Cos., Inc. (The) 29,415 1,630,473
World Kinect Corp.(a) 10,335 292,170
63,404,745
Paper & Forest Products -
0.0%(e)
Louisiana-Pacific Corp. 3,657 427,759
Sylvamo Corp. 5,724 458,493
886,252
Passenger Airlines -
0.4%
Alaska Air Group, Inc.* 25,599 1,875,127
Allegiant Travel Co.(a) 636 65,145
American Airlines Group, Inc.*(a) 121,794 2,060,754
Delta Air Lines, Inc. 16,536 1,112,377
Frontier Group Holdings, Inc.*(a) 21,306 179,610
JetBlue Airways Corp.*(a) 47,382 311,774
Joby Aviation, Inc.*(a) 22,578 186,494

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Passenger Airlines
(continued)
SkyWest, Inc.* 6,678 $ 807,504
Southwest Airlines Co. 10,017 307,622
Sun Country Airlines Holdings, Inc.* 6,837 115,955
United Airlines Holdings, Inc.* 8,109 858,257
Wheels Up Experience, Inc.*(a) 13,833 21,579
7,902,198
Personal Care Products -
0.2%
BellRing Brands, Inc.* 4,480 346,528
Coty, Inc., Class A*(a) 90,471 663,152
Edgewell Personal Care Co.(a) 10,824 360,439
elf Beauty, Inc.*(a) 1,590 158,857
Estee Lauder Cos., Inc. (The), Class
A 3,816 318,369
Herbalife Ltd.* 32,277 176,232
Interparfums, Inc.(a) 480 67,690
Kenvue, Inc. 44,361 944,446
3,035,713
Pharmaceuticals -
2.7%
Amneal Pharmaceuticals, Inc.* 9,063 74,860
Amphastar Pharmaceuticals, Inc.*(a) 3,663 127,729
ANI Pharmaceuticals, Inc.* 1,114 65,325
Avadel Pharmaceuticals plc, ADR*(a) 6,837 54,012
Axsome Therapeutics, Inc.*(a) 1,759 187,263
Bristol-Myers Squibb Co. 46,587 2,746,304
Collegium Pharmaceutical, Inc.*(a) 7,950 255,354
Corcept Therapeutics, Inc.*(a) 3,895 260,653
Elanco Animal Health, Inc.* 94,923 1,141,924
Eli Lilly & Co. 18,126 14,701,636
Evolus, Inc.* 1,760 24,587
EyePoint Pharmaceuticals, Inc.*(a) 14,787 113,120
Harmony Biosciences Holdings, Inc.* 2,544 98,631
Innoviva, Inc.*(a) 7,314 136,333
Intra-Cellular Therapies, Inc.* 4,929 626,377
Jazz Pharmaceuticals plc*(a) 13,197 1,641,311
Johnson & Johnson 66,780 10,160,577
Ligand Pharmaceuticals, Inc.*(a) 318 37,063
Merck & Co., Inc. 69,960 6,913,447
Nuvation Bio, Inc.*(a) 39,273 90,721
Organon & Co.(a) 42,453 660,569
Pacira BioSciences, Inc.*(a) 11,130 293,053
Perrigo Co. plc(a) 22,260 554,497
Pfizer, Inc. 154,707 4,102,830
Pliant Therapeutics, Inc.*(a) 795 8,546
Prestige Consumer Healthcare,
Inc.*(a) 3,180 244,129
Revance Therapeutics, Inc.* 36,729 133,326
Royalty Pharma plc, Class A 6,837 215,912
Scilex Holding Co.* 14,036 5,781
Supernus Pharmaceuticals, Inc.*(a) 4,134 158,622
Tilray Brands, Inc.* 72,822 76,463
Viatris, Inc.(a) 24,645 277,996
Zoetis, Inc. 10,653 1,820,598
48,009,549
Investments Shares Value
Professional Services -
1.0%
Alight, Inc., Class A(a) 65,190 $ 446,551
Amentum Holdings, Inc.*(a) 19,557 410,110
Automatic Data Processing, Inc. 9,540 2,890,715
Barrett Business Services, Inc. 3,200 138,656
Booz Allen Hamilton Holding Corp. 2,721 351,009
Broadridge Financial Solutions, Inc. 2,385 568,155
CACI International, Inc., Class A* 1,113 429,907
CBIZ, Inc.* 1,600 137,296
Clarivate plc*(a) 54,060 293,005
Concentrix Corp.(a) 5,883 307,563
CSG Systems International, Inc.(a) 3,514 206,588
Dayforce, Inc.*(a) 5,406 382,420
Dun & Bradstreet Holdings, Inc. 43,407 533,906
Equifax, Inc. 3,021 830,110
ExlService Holdings, Inc.* 4,611 231,749
Exponent, Inc.(a) 1,113 102,029
First Advantage Corp.*(a) 3,987 75,275
FTI Consulting, Inc.* 1,113 217,425
Genpact Ltd. 32,118 1,563,825
Heidrick & Struggles International,
Inc. 5,247 243,933
Huron Consulting Group, Inc.* 480 60,854
ICF International, Inc. 480 56,021
Insperity, Inc. 795 59,633
Jacobs Solutions, Inc. 3,339 467,894
KBR, Inc. 4,293 233,625
Kelly Services, Inc., Class A 4,611 64,923
Kforce, Inc. 320 17,834
Korn Ferry 3,657 258,660
Leidos Holdings, Inc. 3,360 477,221
ManpowerGroup, Inc. 7,473 450,024
Maximus, Inc.(a) 3,180 239,422
NV5 Global, Inc.* 4,134 77,885
Parsons Corp.* 2,862 226,871
Paychex, Inc. 7,200 1,063,224
Paycom Software, Inc. 1,590 330,020
Paycor HCM, Inc.*(a) 3,339 73,892
Paylocity Holding Corp.* 2,385 490,165
Planet Labs PBC*(a) 11,925 72,743
Robert Half, Inc.(a) 3,200 207,328
Science Applications International
Corp.(a) 2,544 275,464
SS&C Technologies Holdings, Inc. 6,360 514,842
TransUnion 3,339 331,396
TriNet Group, Inc. 1,749 163,339
UL Solutions, Inc., Class A 477 25,715
Upwork, Inc.* 26,235 413,464
Verisk Analytics, Inc.(a) 3,520 1,011,789
Verra Mobility Corp., Class A* 9,123 240,756
WNS Holdings Ltd.*(a) 2,703 165,559
18,430,790
Real Estate Management & Development -
0.3%
CBRE Group, Inc., Class A* 6,201 897,533
Compass, Inc., Class A* 32,913 238,619
CoStar Group, Inc.* 10,335 791,661

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Cushman & Wakefield plc*(a) 34,185 $ 471,411
eXp World Holdings, Inc.(a) 6,996 79,614
Forestar Group, Inc.*(a) 5,724 136,575
Howard Hughes Holdings, Inc.* 1,908 145,714
Jones Lang LaSalle, Inc.*(a) 1,431 404,687
Kennedy-Wilson Holdings, Inc. 15,264 138,139
Newmark Group, Inc., Class A 34,503 487,527
Opendoor Technologies, Inc.*(a) 149,778 206,694
Redfin Corp.*(a) 4,452 35,616
St Joe Co. (The) 3,978 191,342
Zillow Group, Inc., Class A* 2,703 214,078
Zillow Group, Inc., Class C*(a) 4,929 405,262
4,844,472
Residential REITs -
0.3%
American Homes 4 Rent, Class A,
REIT(a) 8,904 308,345
AvalonBay Communities, Inc.,
REIT(a) 3,021 669,182
Camden Property Trust, REIT 1,749 198,879
Centerspace, REIT 1,908 115,911
Elme Communities, REIT 9,858 150,433
Equity LifeStyle Properties, Inc.,
REIT 5,724 374,636
Equity Residential, REIT 8,745 617,659
Essex Property Trust, Inc., REIT 1,272 361,973
Independence Realty Trust, Inc.,
REIT(a) 4,929 94,686
Invitation Homes, Inc., REIT 16,377 510,143
Mid-America Apartment
Communities, Inc., REIT 2,703 412,424
NexPoint Residential Trust, Inc.,
REIT 3,339 131,824
Sun Communities, Inc., REIT 1,908 241,362
UDR, Inc., REIT 6,201 258,830
UMH Properties, Inc., REIT(a) 7,632 137,300
4,583,587
Retail REITs -
0.4%
Acadia Realty Trust, REIT(a) 9,063 208,812
Agree Realty Corp., REIT(a) 5,406 392,313
Alexander's, Inc., REIT(a) 318 60,404
Brixmor Property Group, Inc., REIT 9,760 254,346
Curbline Properties Corp., REIT 8,904 217,881
Federal Realty Investment Trust,
REIT 3,975 431,804
Getty Realty Corp., REIT(a) 5,565 172,571
Kimco Realty Corp., REIT(a) 19,080 428,346
Kite Realty Group Trust, REIT 13,038 301,830
Macerich Co. (The), REIT(a) 15,582 323,794
NETSTREIT Corp., REIT 10,812 156,558
NNN REIT, Inc., REIT 5,088 200,416
Phillips Edison & Co., Inc., REIT(a) 3,021 109,753
Realty Income Corp., REIT(a) 17,649 964,341
Regency Centers Corp., REIT 3,816 274,141
Investments Shares Value
Retail REITs
(continued)
Retail Opportunity Investments
Corp., REIT 11,130 $ 194,441
Saul Centers, Inc., REIT 3,339 121,940
Simon Property Group, Inc., REIT 6,996 1,216,325
SITE Centers Corp., REIT 6,248 93,595
Tanger, Inc., REIT(a) 7,155 234,827
Urban Edge Properties, REIT 4,320 87,869
Whitestone REIT, REIT 2,862 38,351
6,484,658
Semiconductors & Semiconductor Equipment -
7.3%
ACM Research, Inc., Class A* 9,858 202,582
Advanced Micro Devices, Inc.* 35,822 4,153,561
Allegro MicroSystems, Inc.*(a) 10,335 248,970
Alpha & Omega Semiconductor
Ltd.*(a) 3,657 140,502
Ambarella, Inc.* 2,226 170,779
Amkor Technology, Inc. 7,314 179,998
Analog Devices, Inc. 11,289 2,392,026
Applied Materials, Inc. 18,444 3,326,375
Astera Labs, Inc.* 477 48,377
Axcelis Technologies, Inc.*(a) 2,868 195,024
Broadcom, Inc. 103,827 22,973,800
Cirrus Logic, Inc.*(a) 1,590 159,700
Cohu, Inc.*(a) 6,049 138,583
Credo Technology Group Holding
Ltd.* 5,406 378,528
Diodes, Inc.* 159 9,378
Enphase Energy, Inc.*(a) 1,590 99,025
Entegris, Inc.(a) 3,498 355,187
First Solar, Inc.* 1,908 319,628
FormFactor, Inc.*(a) 1,921 76,936
Ichor Holdings Ltd.* 3,339 91,689
Impinj, Inc.*(a) 1,280 162,419
indie Semiconductor, Inc., Class
A*(a) 4,134 16,949
Intel Corp. 92,061 1,788,745
KLA Corp. 3,021 2,230,223
Kulicke & Soffa Industries, Inc. 954 42,310
Lam Research Corp. 29,415 2,384,086
Lattice Semiconductor Corp.*(a) 6,519 371,713
MACOM Technology Solutions
Holdings, Inc.* 1,749 231,305
Marvell Technology, Inc. 19,716 2,225,148
MaxLinear, Inc., Class A*(a) 5,565 99,391
Microchip Technology, Inc. 10,176 552,557
Micron Technology, Inc. 30,051 2,741,853
MKS Instruments, Inc.(a) 3,021 342,219
Monolithic Power Systems, Inc. 1,113 709,393
NVIDIA Corp. 535,671 64,318,017
NXP Semiconductors NV 7,314 1,525,335
ON Semiconductor Corp.* 10,335 540,934
Onto Innovation, Inc.* 2,385 488,353
PDF Solutions, Inc.* 4,772 132,948
Penguin Solutions, Inc.*(a) 9,858 199,920
Photronics, Inc.*(a) 13,761 316,365

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Power Integrations, Inc.(a) 1,113 $ 69,362
Qorvo, Inc.*(a) 20,193 1,675,615
QUALCOMM, Inc. 30,687 5,306,703
Rambus, Inc.* 4,452 274,332
Semtech Corp.* 4,929 330,046
Silicon Laboratories, Inc.*(a) 1,749 237,147
SiTime Corp.* 477 97,403
Skyworks Solutions, Inc. 3,657 324,595
SolarEdge Technologies, Inc.*(a) 3,180 41,658
Synaptics, Inc.* 477 40,497
Teradyne, Inc. 3,180 368,212
Texas Instruments, Inc. 20,193 3,727,830
Ultra Clean Holdings, Inc.* 3,816 140,696
Universal Display Corp. 2,241 335,971
Veeco Instruments, Inc.* 1,280 32,487
130,083,385
Software -
7.9%
ACI Worldwide, Inc.*(a) 2,544 136,231
Adeia, Inc.(a) 12,561 161,409
Adobe, Inc.* 9,858 4,312,382
Agilysys, Inc.* 320 28,870
Alarm.com Holdings, Inc.* 795 48,233
Alkami Technology, Inc.* 4,770 165,948
Altair Engineering, Inc., Class A* 3,180 350,913
Amplitude, Inc., Class A* 11,607 141,373
ANSYS, Inc.* 2,226 780,213
Appfolio, Inc., Class A*(a) 1,272 297,533
Appian Corp., Class A* 477 16,738
AppLovin Corp., Class A* 4,611 1,704,179
Asana, Inc., Class A*(a) 8,109 173,046
Aspen Technology, Inc.*(a) 800 210,840
Atlassian Corp., Class A* 3,657 1,121,894
Aurora Innovation, Inc., Class A*(a) 50,562 343,822
Autodesk, Inc.* 4,770 1,485,092
Bentley Systems, Inc., Class B(a) 1,749 81,416
BILL Holdings, Inc.* 5,247 507,752
Blackbaud, Inc.* 2,560 197,504
BlackLine, Inc.* 954 60,913
Box, Inc., Class A*(a) 4,640 154,930
Braze, Inc., Class A*(a) 4,770 219,325
C3.ai, Inc., Class A*(a) 4,770 149,539
Cadence Design Systems, Inc.* 6,081 1,809,827
CCC Intelligent Solutions Holdings,
Inc.*(a) 11,607 128,954
Cipher Mining, Inc.*(a) 3,657 20,955
Cleanspark, Inc.*(a) 9,063 94,618
Clear Secure, Inc., Class A(a) 795 18,818
Clearwater Analytics Holdings, Inc.,
Class A*(a) 2,703 76,116
Commvault Systems, Inc.*(a) 2,560 407,706
Confluent, Inc., Class A* 9,858 292,585
Core Scientific, Inc.*(a) 17,649 216,553
Crowdstrike Holdings, Inc., Class A* 5,088 2,025,380
Datadog, Inc., Class A* 6,996 998,399
Investments Shares Value
Software
(continued)
DocuSign, Inc.* 5,724 $ 553,682
Dolby Laboratories, Inc., Class A 2,385 199,696
DoubleVerify Holdings, Inc.* 477 9,831
Dropbox, Inc., Class A*(a) 9,699 311,823
Dynatrace, Inc.* 6,042 348,925
Elastic NV* 3,975 447,505
Enfusion, Inc., Class A* 4 45
EverCommerce, Inc.* 7,950 80,613
Fair Isaac Corp.* 610 1,142,872
Five9, Inc.* 5,565 228,109
Fortinet, Inc.* 15,200 1,533,376
Freshworks, Inc., Class A* 8,904 165,614
Gen Digital, Inc.(a) 14,946 402,197
Gitlab, Inc., Class A*(a) 4,929 358,634
Guidewire Software, Inc.*(a) 2,544 537,471
HashiCorp, Inc., Class A* 5,406 184,885
HubSpot, Inc.*(a) 1,272 991,562
Informatica, Inc., Class A* 3,975 102,078
Intapp, Inc.*(a) 640 45,626
InterDigital, Inc.(a) 636 116,375
Intuit, Inc. 6,360 3,825,604
Jamf Holding Corp.* 6,042 91,295
JFrog Ltd.*(a) 5,247 182,386
Klaviyo, Inc., Class A*(a) 3,180 146,312
Life360, Inc.* 477 21,808
LiveRamp Holdings, Inc.* 1,113 37,842
Manhattan Associates, Inc.* 1,749 364,824
MARA Holdings, Inc.*(a) 12,243 224,537
Matterport, Inc.* 5,247 27,337
Meridianlink, Inc.* 4,611 88,762
Microsoft Corp. 168,540 69,954,212
MicroStrategy, Inc., Class A*(a) 3,975 1,330,790
N-able, Inc.* 4,134 40,058
nCino, Inc.*(a) 954 32,445
NCR Voyix Corp.*(a) 11,289 138,742
Nutanix, Inc., Class A* 6,996 481,080
Oracle Corp. 36,093 6,137,976
Pagaya Technologies Ltd., Class
A*(a) 7,632 70,825
Palantir Technologies, Inc., Class A* 46,587 3,842,962
Palo Alto Networks, Inc.*(a) 14,310 2,639,050
Pegasystems, Inc. 636 68,872
Procore Technologies, Inc.* 2,862 227,701
Progress Software Corp.(a) 636 36,462
PROS Holdings, Inc.* 5,724 135,201
PTC, Inc.*(a) 2,385 461,450
Q2 Holdings, Inc.*(a) 3,498 332,905
Qualys, Inc.*(a) 1,280 178,445
QXO, Inc.(a) 14,469 192,293
Rapid7, Inc.* 5,088 195,990
RingCentral, Inc., Class A* 14,628 509,347
Riot Platforms, Inc.*(a) 62,010 736,679
Roper Technologies, Inc. 2,226 1,281,397
Rubrik, Inc., Class A* 2,226 163,099
Salesforce, Inc. 20,988 7,171,600
Samsara, Inc., Class A* 7,473 384,859

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
SentinelOne, Inc., Class A* 12,561 $ 300,836
ServiceNow, Inc.* 4,611 4,695,750
SolarWinds Corp.(a) 8,586 127,760
SoundHound AI, Inc., Class A*(a) 10,494 148,490
Sprinklr, Inc., Class A* 8,745 77,918
Sprout Social, Inc., Class A* 3,498 114,280
SPS Commerce, Inc.* 1,113 205,549
Synopsys, Inc.* 3,339 1,754,578
Tenable Holdings, Inc.* 2,385 102,770
Teradata Corp.*(a) 6,360 202,948
Terawulf, Inc.*(a) 2,544 12,135
Tyler Technologies, Inc.* 1,113 669,625
UiPath, Inc., Class A*(a) 14,310 203,488
Unity Software, Inc.*(a) 15,582 345,920
Varonis Systems, Inc.* 4,134 187,518
Verint Systems, Inc.* 12,243 310,727
Workday, Inc., Class A* 5,088 1,333,361
Workiva, Inc., Class A* 2,385 234,255
Zeta Global Holdings Corp., Class A* 2,703 49,600
Zoom Communications, Inc., Class
A* 5,406 469,998
Zscaler, Inc.*(a) 1,590 322,118
Zuora, Inc., Class A* 2,703 26,976
140,352,672
Specialized REITs -
0.7%
American Tower Corp., REIT 10,017 1,852,644
Crown Castle, Inc., REIT 8,745 780,754
CubeSmart, REIT 7,314 304,994
Digital Realty Trust, Inc., REIT 6,996 1,146,364
EPR Properties, REIT(a) 4,641 213,950
Equinix, Inc., REIT 2,080 1,900,413
Extra Space Storage, Inc., REIT 4,929 759,066
Four Corners Property Trust, Inc.,
REIT(a) 5,088 139,564
Gaming and Leisure Properties, Inc.,
REIT(a) 6,081 294,259
Iron Mountain, Inc., REIT 6,241 633,898
Lamar Advertising Co., Class A, REIT 3,021 381,915
National Storage Affiliates Trust,
REIT 4,611 171,299
Outfront Media, Inc., REIT(a) 775 14,260
PotlatchDeltic Corp., REIT 3,816 170,690
Public Storage, REIT 3,361 1,003,191
Rayonier, Inc., REIT 2,053 53,665
SBA Communications Corp., REIT 2,067 408,356
Uniti Group, Inc., REIT(a) 43,248 235,702
VICI Properties, Inc., Class A, REIT 25,758 766,816
Weyerhaeuser Co., REIT 13,992 428,435
11,660,235
Specialty Retail -
2.4%
Abercrombie & Fitch Co., Class A* 2,544 303,703
Academy Sports & Outdoors, Inc.(a) 15,582 815,094
Advance Auto Parts, Inc.(a) 13,356 647,766
Investments Shares Value
Specialty Retail
(continued)
American Eagle Outfitters, Inc. 38,001 $ 613,336
Arko Corp. 6,534 46,195
Asbury Automotive Group, Inc.*(a) 4,160 1,234,189
AutoNation, Inc.* 5,883 1,109,240
AutoZone, Inc.* 397 1,330,033
Bath & Body Works, Inc. 40,704 1,530,877
Best Buy Co., Inc. 6,042 518,766
Boot Barn Holdings, Inc.*(a) 1,272 204,601
Buckle, Inc. (The)(a) 6,080 289,469
Burlington Stores, Inc.* 1,272 361,159
Caleres, Inc. 2,862 52,461
CarMax, Inc.*(a) 3,816 326,802
Carvana Co.* 3,021 747,637
Chewy, Inc., Class A* 6,042 235,517
Dick's Sporting Goods, Inc.(a) 1,908 458,015
EVgo, Inc., Class A*(a) 5,565 19,311
Five Below, Inc.* 1,272 119,288
Floor & Decor Holdings, Inc., Class
A*(a) 2,862 286,486
Foot Locker, Inc.*(a) 11,130 223,157
GameStop Corp., Class A*(a) 16,059 431,987
Gap, Inc. (The) 44,043 1,060,115
Group 1 Automotive, Inc.(a) 2,862 1,306,474
Guess?, Inc.(a) 2,067 26,685
Home Depot, Inc. (The) 22,737 9,367,189
Lithia Motors, Inc., Class A 5,565 2,092,997
Lowe's Cos., Inc. 16,218 4,217,329
MarineMax, Inc.*(a) 4,452 135,163
Murphy USA, Inc.(a) 795 399,813
National Vision Holdings, Inc.* 13,356 152,258
ODP Corp. (The)*(a) 8,427 190,450
O'Reilly Automotive, Inc.* 1,272 1,646,502
Penske Automotive Group, Inc.(a) 3,339 553,039
Petco Health & Wellness Co., Inc.,
Class A*(a) 15,582 53,290
RH*(a) 636 266,554
Ross Stores, Inc. 7,520 1,132,211
Sally Beauty Holdings, Inc.* 10,971 119,255
Shoe Carnival, Inc.(a) 5,406 146,286
Signet Jewelers Ltd. 7,842 464,482
Sonic Automotive, Inc., Class A(a) 4,134 306,950
TJX Cos., Inc. (The) 26,235 3,273,866
Tractor Supply Co.(a) 12,800 695,808
Ulta Beauty, Inc.* 1,120 461,608
Upbound Group, Inc. 9,540 279,904
Urban Outfitters, Inc.* 9,699 537,519
Valvoline, Inc.*(a) 7,202 267,266
Victoria's Secret & Co.*(a) 11,766 427,812
Warby Parker, Inc., Class A* 7,314 202,671
Wayfair, Inc., Class A*(a) 4,770 230,725
Williams-Sonoma, Inc.(a) 2,862 604,941
42,524,251
Technology Hardware, Storage & Peripherals -
4.9%
Apple, Inc. 341,850 80,676,600
Corsair Gaming, Inc.*(a) 18,285 167,490

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Dell Technologies, Inc., Class C(a) 7,791 $ 807,148
Diebold Nixdorf, Inc.*(a) 4,134 178,961
Hewlett Packard Enterprise Co. 37,736 799,626
HP, Inc. 25,917 842,302
IonQ, Inc.*(a) 10,812 426,966
NetApp, Inc.(a) 5,406 660,073
Pure Storage, Inc., Class A*(a) 8,109 549,709
Seagate Technology Holdings plc 5,406 520,922
Super Micro Computer, Inc.*(a) 12,084 344,636
Western Digital Corp.* 8,586 559,206
Xerox Holdings Corp.(a) 9,222 78,756
86,612,395
Textiles, Apparel & Luxury Goods -
0.9%
Capri Holdings Ltd.* 17,649 437,342
Carter's, Inc.(a) 5,247 282,918
Columbia Sportswear Co.(a) 1,590 140,397
Crocs, Inc.*(a) 11,683 1,192,484
Deckers Outdoor Corp.* 3,614 640,979
Figs, Inc., Class A*(a) 15,582 88,662
G-III Apparel Group Ltd.*(a) 10,971 342,515
Hanesbrands, Inc.*(a) 28,461 231,103
Kontoor Brands, Inc. 3,657 335,895
Levi Strauss & Co., Class A(a) 19,398 369,144
Lululemon Athletica, Inc.*(a) 2,242 928,636
NIKE, Inc., Class B 34,344 2,641,054
Oxford Industries, Inc.(a) 1,749 146,671
PVH Corp.(a) 12,084 1,082,726
Ralph Lauren Corp. 2,067 516,130
Skechers USA, Inc., Class A* 24,680 1,859,391
Steven Madden Ltd.(a) 3,180 130,539
Tapestry, Inc. 44,679 3,258,886
Under Armour, Inc., Class A*(a) 23,850 199,148
Under Armour, Inc., Class C*(a) 43,884 330,447
VF Corp. 19,080 495,508
15,650,575
Tobacco -
0.5%
Altria Group, Inc. 48,336 2,524,589
Philip Morris International, Inc. 43,725 5,692,995
Universal Corp.(a) 4,611 244,937
8,462,521
Trading Companies & Distributors -
0.8%
Air Lease Corp., Class A(a) 19,080 881,496
Applied Industrial Technologies, Inc. 2,067 537,482
Beacon Roofing Supply, Inc.* 3,657 432,769
BlueLinx Holdings, Inc.*(a) 1,283 138,282
Boise Cascade Co.(a) 7,521 948,849
Core & Main, Inc., Class A* 5,724 323,063
DNOW, Inc.* 12,879 191,640
DXP Enterprises, Inc.* 1,113 112,736
Fastenal Co. 12,160 890,598
Ferguson Enterprises, Inc. 3,975 719,952
FTAI Aviation Ltd.(a) 3,021 303,701
Investments Shares Value
Trading Companies & Distributors
(continued)
GATX Corp.(a) 2,067 $ 342,027
Global Industrial Co. 318 7,858
GMS, Inc.* 8,586 724,143
H&E Equipment Services, Inc. 6,201 549,967
Herc Holdings, Inc.(a) 5,247 1,070,178
McGrath RentCorp 1,749 214,550
MRC Global, Inc.*(a) 16,059 235,746
MSC Industrial Direct Co., Inc., Class
A(a) 2,703 217,348
Rush Enterprises, Inc., Class A(a) 4,452 270,459
Rush Enterprises, Inc., Class B 722 41,385
SiteOne Landscape Supply, Inc.* 1,603 228,107
United Rentals, Inc.(a) 1,590 1,205,315
Watsco, Inc.(a) 640 306,298
WESCO International, Inc. 9,120 1,687,200
WW Grainger, Inc. 960 1,020,163
Xometry, Inc., Class A*(a) 1,272 42,243
13,643,555
Water Utilities -
0.1%
American States Water Co. 2,862 213,219
American Water Works Co., Inc. 3,657 455,808
California Water Service Group 4,770 216,033
Essential Utilities, Inc.(a) 13,674 485,154
Middlesex Water Co.(a) 2,706 137,032
SJW Group 318 15,973
1,523,219
Wireless Telecommunication Services -
0.2%
Gogo, Inc.*(a) 47 397
Telephone and Data Systems, Inc. 20,352 719,443
T-Mobile US, Inc. 13,197 3,074,505
3,794,345
Total Common Stocks
(Cost $878,130,406) 1,768,300,845
Number of
Warrants
WARRANTS - 0.0%(e)
Oil, Gas & Consumable Fuels - 0.0%(e)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 105,669
Number
of Rights
RIGHTS - 0.0%
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 9.0%(f)
CERTIFICATES OF DEPOSIT - 1.3%
Barclays Bank plc, New York
(SOFR + 0.22%), 4.57%,
7/30/2025(g) $ 1,000,000 $ 1,000,784
Cooperatieve Rabobank UA, London
4.70%, 7/3/2025 2,000,000 2,002,140
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.57%,
5/1/2025(g) 2,000,000 1,999,900
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.56%,
3/11/2025(g) 2,000,000 2,000,000
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.59%,
8/8/2025(g) 1,000,000 1,000,680
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 4.59%,
2/18/2025(g) 3,000,000 3,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(g) 4,000,000 4,002,208
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.20%), 4.55%,
2/26/2025(g) 2,000,000 2,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
2/21/2025(g) 3,000,000 3,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(g) 3,000,000 3,002,004
Total Certificates of Deposit
(Cost $23,000,000) 23,007,716
COMMERCIAL PAPER - 0.2%
Macquarie Bank Ltd.
(SOFR + 0.22%), 4.57%,
2/13/2025(g) (Cost $3,000,000) $ 3,000,000 3,000,000
REPURCHASE AGREEMENTS - 7.5%
BofA Securities, Inc.
4.78%, dated 1/31/2025, due
5/5/2025, repurchase price
$6,074,887, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 1.38% - 4.38%, maturing
1/31/2030 - 2/15/2053; total
market value $6,253,725 6,000,000 6,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$8,240,498, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $8,352,442 $ 8,237,525 $ 8,237,525
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$30,010,800, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $345,395,762 30,000,000 30,000,000
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$60,022,550, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$66,279,532 60,000,000 60,000,000
NBC Global Finance Ltd.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$15,005,638, collateralized by
various Common Stocks; total
market value $16,564,604 15,000,000 15,000,000
TD Prime Services LLC
4.63%, dated 1/31/2025, due
3/7/2025, repurchase price
$10,045,014, collateralized by
various Common Stocks; total
market value $10,962,384 10,000,000 10,000,000
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,369, collateralized by
various Common Stocks; total
market value $1,096,238 1,000,000 1,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$3,001,125, collateralized by
various Common Stocks; total
market value $3,312,234 $ 3,000,000 $ 3,000,000
Total Repurchase Agreements
(Cost $133,237,525) 133,237,525
Total Securities Lending Reinvestments
(Cost $159,237,525) 159,245,241
Total Investments - 108.6%
(Cost $1,037,390,180) 1,927,651,755
Liabilities in excess of other assets - (8.6%) (152,545,322)
NET ASSETS - 100.0% $1,775,106,433
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $211,713,305, collateralized
in the form of cash with a value of $159,237,525 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $52,818,154 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 4, 2025 – November 15, 2054 and $7,331,515
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from April 20, 2025
– June 30, 2120; a total value of $219,387,194.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) When issued security. Total market value of all such
securities amounts to $42,222, which represents
approximately 0.0% of net assets of the fund.
(e) Represents less than 0.05% of net assets.
(f) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $159,245,241.
Percentages shown are based on Net Assets.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2025.
Abbreviations
ADR   — American Depositary Receipt
CVR   — Contingent Value Rights
REIT   — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
Investment in a company which was affiliated for the period ended January 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2025
Value
January 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 643,328 $ 4,358 $ 8,603 6,360 $ 714,164 $ 71,622 $ 4,770 $ 3,459
Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
Russell 2000 E-Mini Index 8 03/21/2025 USD $ 918,160 $ (26,644)
S&P 500 E-Mini Index 12 03/21/2025 USD 3,640,350 (28,575)
S&P Midcap 400 E-Mini Index 4 03/21/2025 USD 1,300,000 (10,212)
$ (65,431)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.6%
Warrants 0.0
†
Rights –
Securities Lending Reinvestments 9.0
Others
(1)
(8.6)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
1 .2%
Airbus SE 6,417 $ 1,114,823
Babcock International Group plc 7,840 52,410
BAE Systems plc 37,231 566,239
Bet Shemesh Engines Holdings 1997
Ltd.*(a) 1,767 206,690
Bombardier, Inc., Class B* 1,147 67,359
CAE, Inc.*(a) 4,337 102,626
Chemring Group plc 15,334 60,780
Dassault Aviation SA 369 83,547
Elbit Systems Ltd. 400 120,879
Hensoldt AG 800 32,251
INVISIO AB 32 955
Kongsberg Gruppen ASA 1,077 128,237
Leonardo SpA 6,138 193,082
LISI SA 880 25,066
Melrose Industries plc 17,617 134,229
Montana Aerospace AG*(b) 1,326 23,744
MTU Aero Engines AG 651 223,800
QinetiQ Group plc 7,168 33,204
Rheinmetall AG 496 389,497
Rolls-Royce Holdings plc* 94,550 711,947
Saab AB, Class B 5,352 116,362
Safran SA 3,689 919,992
Singapore Technologies Engineering
Ltd. 17,900 63,924
Thales SA 1,209 196,189
5,567,832
Air Freight & Logistics -
0 .5%
Cargojet, Inc. 608 49,992
Deutsche Post AG 17,701 640,542
DSV A/S(a) 2,170 434,109
Freightways Group Ltd.(a) 7,410 44,825
ID Logistics Group SACA* 81 34,060
InPost SA* 3,608 59,449
International Distribution Services plc 14,455 65,522
Kerry Logistics Network Ltd. 80,000 67,457
Konoike Transport Co. Ltd. 9,300 190,084
Logista Integral SA 2,344 71,103
Mainfreight Ltd.(a) 1,312 53,405
Nippon Express Holdings, Inc. 4,800 78,083
Oesterreichische Post AG 136 4,128
Sankyu, Inc. 1,333 47,785
SBS Holdings, Inc.(a) 6,200 98,896
Senko Group Holdings Co. Ltd. 40,300 405,472
SG Holdings Co. Ltd. 3,800 35,926
Yamato Holdings Co. Ltd.(a) 3,800 45,706
2,426,544
Automobile Components -
1 .9%
Aisan Industry Co. Ltd.(a) 9,900 122,367
Aisin Corp. 9,900 112,682
Investments Shares Value
Automobile Components
(continued)
ARB Corp. Ltd.(a) 1,901 $ 46,707
Brembo NV(a) 1,435 14,046
Bridgestone Corp. 12,400 447,553
CIE Automotive SA(a) 11,935 320,101
Cie Generale des Etablissements
Michelin SCA 13,702 478,596
Continental AG 1,767 126,341
Denso Corp. 40,300 561,493
Dometic Group AB(c) 5,962 30,459
Eagle Industry Co. Ltd.(a) 7,800 104,521
FCC Co. Ltd. 12,400 248,641
Forvia SE 60,419 636,565
Gestamp Automocion SA(a)(b) 40,052 110,544
Hella GmbH & Co. KGaA 328 30,722
Johnson Electric Holdings Ltd. 108,500 143,430
JTEKT Corp. 3,800 30,037
Koito Manufacturing Co. Ltd. 5,000 66,048
KYB Corp. 12,400 235,348
Linamar Corp.(a) 14,601 570,026
Magna International, Inc.(a) 5,859 233,106
Musashi Seimitsu Industry Co. Ltd. 15,500 307,297
NHK Spring Co. Ltd. 2,900 37,250
Nifco, Inc. 2,400 57,733
Niterra Co. Ltd. 2,700 89,640
NOK Corp.(a) 4,100 62,327
Nokian Renkaat OYJ(a) 8,364 69,871
Opmobility 22,010 250,541
Pirelli & C SpA(b) 3,854 23,333
Seiren Co. Ltd. 4,100 71,065
Shoei Co. Ltd.(a) 3,800 53,006
Stanley Electric Co. Ltd.(a) 3,400 56,967
Sumitomo Electric Industries Ltd. 15,500 291,532
Sumitomo Riko Co. Ltd. 12,400 145,020
Sumitomo Rubber Industries Ltd. 3,800 44,564
TI Fluid Systems plc(b) 97,154 235,402
Tokai Rika Co. Ltd. 15,500 228,521
Topre Corp. 15,500 190,584
Toyo Tire Corp. 4,500 74,336
Toyoda Gosei Co. Ltd. 2,000 35,932
Toyota Boshoku Corp. 2,700 35,971
TS Tech Co. Ltd.(a) 31,000 352,741
Valeo SE 76,012 855,373
Yokohama Rubber Co. Ltd. (The) 3,800 86,086
8,324,425
Automobiles -
2 .3%
Aston Martin Lagonda Global
Holdings plc*(a)(b) 16,400 21,499
Bayerische Motoren Werke AG 6,293 514,192
Bayerische Motoren Werke AG
(Preference) 1,516 115,912
Dr Ing hc F Porsche AG (Preference)
(b) 1,302 83,429
Ferrari NV 1,147 496,739

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Honda Motor Co. Ltd. 96,100 $ 917,558
Isuzu Motors Ltd. 9,300 125,672
Mazda Motor Corp. 10,600 72,937
Mercedes-Benz Group AG 16,585 1,015,836
Mitsubishi Motors Corp.(a) 13,500 40,234
Nissan Motor Co. Ltd.(a) 28,800 79,565
Nissan Shatai Co. Ltd. 3,800 25,325
Porsche Automobil Holding SE
(Preference) 3,534 140,338
Renault SA 3,224 166,402
Stellantis NV 37,200 501,257
Subaru Corp. 9,700 170,384
Suzuki Motor Corp. 34,100 411,578
Toyota Motor Corp. 226,300 4,345,515
Trigano SA 2,697 370,925
Volkswagen AG (Preference) 4,495 460,923
Yamaha Motor Co. Ltd. 18,600 156,632
10,232,852
Banks -
13 .0%
ABN AMRO Bank NV, CVA(b) 6,851 115,483
AIB Group plc 20,429 120,945
Aichi Financial Group, Inc. 3,200 55,796
Aktia Bank OYJ(a) 15,686 158,987
Alandsbanken Abp, Class B(a) 1,972 76,670
Alior Bank SA 2,640 61,321
AMCO - Asset Management Co.
SpA*‡(a) 239 256
ANZ Group Holdings Ltd. 35,123 670,822
Awa Bank Ltd. (The) 12,400 227,100
Banca Monte dei Paschi di Siena
SpA(a) 18,693 120,752
Banca Popolare di Sondrio SpA 14,012 130,149
Banco Bilbao Vizcaya Argentaria SA 117,955 1,354,952
Banco BPM SpA 24,358 215,738
Banco Comercial Portugues SA,
Class R 183,623 96,473
Banco de Sabadell SA 95,263 225,592
Banco Santander SA 309,566 1,597,462
Bank Hapoalim BM 20,491 263,656
Bank Leumi Le-Israel BM 25,358 318,261
Bank Millennium SA* 25,740 66,022
Bank of East Asia Ltd. (The) 25,413 32,159
Bank of Georgia Group plc 11,594 685,011
Bank of Ireland Group plc 16,709 167,237
Bank of Montreal 14,384 1,429,014
Bank of Nagoya Ltd. (The) 6,200 288,679
Bank of Nova Scotia (The)(a) 24,304 1,247,882
Bank of Queensland Ltd.(a) 8,126 35,328
Bank Polska Kasa Opieki SA 3,193 126,274
Bankinter SA(a) 11,684 99,987
Banque Cantonale de Geneve 527 153,216
Banque Cantonale Vaudoise
(Registered)(a) 410 41,540
Barclays plc 298,809 1,102,717
Investments Shares Value
Banks
(continued)
BAWAG Group AG(b) 1,720 $ 156,542
Bendigo & Adelaide Bank Ltd. 7,372 62,537
BNP Paribas SA 21,142 1,444,405
BPER Banca SpA 22,980 157,523
CaixaBank SA 68,324 415,930
Canadian Imperial Bank of
Commerce 18,228 1,152,269
Canadian Western Bank 1,344 53,714
Chiba Bank Ltd. (The) 13,800 118,438
Chugin Financial Group, Inc. 2,600 28,737
Commerzbank AG 17,081 331,692
Commonwealth Bank of Australia 18,476 1,850,358
Concordia Financial Group Ltd. 18,600 108,837
Credit Agricole SA 27,714 419,043
Credito Emiliano SpA 6,256 73,749
Dah Sing Banking Group Ltd. 136,400 139,173
Daishi Hokuetsu Financial Group,
Inc. 31,000 603,584
Danske Bank A/S 14,725 441,245
DBS Group Holdings Ltd. 40,361 1,328,491
DNB Bank ASA 15,376 327,531
EQB, Inc.(a) 9,331 698,158
Erste Group Bank AG 5,580 344,793
FIBI Holdings Ltd. 533 30,204
FinecoBank Banca Fineco SpA 6,944 132,751
First International Bank of Israel Ltd.
(The) 1,144 60,890
Fukuoka Financial Group, Inc. 2,800 76,613
Graubuendner Kantonalbank 7 14,030
Gunma Bank Ltd. (The) 8,400 60,810
Hachijuni Bank Ltd. (The) 10,200 67,253
Hang Seng Bank Ltd.(a) 12,400 155,088
Heartland Group Holdings Ltd.(a) 285,443 174,285
Hirogin Holdings, Inc. 9,200 73,642
Hokkoku Financial Holdings, Inc.(a) 7,500 262,996
Hokuhoku Financial Group, Inc.(a) 43,400 594,876
HSBC Holdings plc 361,119 3,794,727
Hyakugo Bank Ltd. (The) 96,100 424,491
ING Bank Slaski SA 532 37,328
ING Groep NV 65,038 1,086,091
Intesa Sanpaolo SpA 319,641 1,393,262
Israel Discount Bank Ltd., Class A 22,586 165,595
Iyogin Holdings, Inc. 8,200 87,640
Japan Post Bank Co. Ltd. 24,800 257,930
Judo Capital Holdings Ltd.* 32,064 40,400
Juroku Financial Group, Inc. 12,400 374,763
Jyske Bank A/S (Registered) 1,119 81,218
KBC Ancora 803 43,491
KBC Group NV 4,743 366,540
Keiyo Bank Ltd. (The) 34,100 180,134
Kiyo Bank Ltd. (The)(a) 24,800 371,560
Kyoto Financial Group, Inc. 6,200 93,851
Kyushu Financial Group, Inc. 5,600 28,573
Liechtensteinische Landesbank AG 192 15,478
Lloyds Banking Group plc 1,271,093 984,596

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Luzerner Kantonalbank AG
(Registered) 304 $ 22,832
Mebuki Financial Group, Inc.(a) 25,610 113,918
Mediobanca Banca di Credito
Finanziario SpA 10,416 171,406
Mitsubishi UFJ Financial Group, Inc. 133,300 1,703,158
Mizrahi Tefahot Bank Ltd. 2,466 117,659
Mizuho Financial Group, Inc. 49,600 1,379,575
Musashino Bank Ltd. (The) 9,300 195,789
Nanto Bank Ltd. (The) 10,800 246,897
National Australia Bank Ltd.(a) 34,007 851,444
National Bank of Canada(a) 3,751 334,087
NatWest Group plc 140,523 756,222
Nishi-Nippon Financial Holdings, Inc. 3,800 52,515
Nordea Bank Abp 63,333 755,058
Norion Bank AB* 20,191 61,252
North Pacific Bank Ltd. 96,100 327,677
Oberbank AG 902 65,637
Oversea-Chinese Banking Corp. Ltd. 65,100 835,785
Permanent TSB Group Holdings
plc*(a) 50,912 73,831
Powszechna Kasa Oszczednosci
Bank Polski SA 16,523 272,704
Raiffeisen Bank International AG 3,344 76,339
Resona Holdings, Inc. 31,000 232,025
Ringkjoebing Landbobank A/S 477 78,080
Royal Bank of Canada(a) 16,120 1,972,133
San-In Godo Bank Ltd. (The) 55,800 480,345
Santander Bank Polska SA 704 88,029
Senshu Ikeda Holdings, Inc.(a) 80,600 229,542
Shiga Bank Ltd. (The) 15,500 463,949
Shizuoka Financial Group, Inc. 11,300 101,397
Skandinaviska Enskilda Banken AB,
Class A(a) 27,156 385,510
Skandinaviska Enskilda Banken AB,
Class C 684 9,982
Societe Generale SA 15,841 514,610
Spar Nord Bank A/S(a) 24,087 697,960
SpareBank 1 Nord Norge 36,487 421,600
Sparebank 1 Oestlandet 1,329 19,638
SpareBank 1 SMN 3,103 50,095
SpareBank 1 Sor-Norge ASA 4,796 68,475
Sparebanken Vest 36,115 465,734
St Galler Kantonalbank AG
(Registered) 41 20,363
Standard Chartered plc 38,006 515,690
Sumitomo Mitsui Financial Group,
Inc. 43,400 1,084,089
Sumitomo Mitsui Trust Group, Inc. 12,400 310,861
Suruga Bank Ltd.(a) 10,200 79,835
Svenska Handelsbanken AB, Class A 23,374 259,539
Svenska Handelsbanken AB, Class
B(a) 3,808 57,227
Swedbank AB, Class A 16,864 368,255
Sydbank A/S 19,189 1,021,710
Investments Shares Value
Banks
(continued)
TBC Bank Group plc 16,089 $ 667,712
Tokyo Kiraboshi Financial Group,
Inc.(a) 9,300 289,480
Toronto-Dominion Bank (The) 34,255 1,961,044
Unicaja Banco SA(b) 53,689 76,686
UniCredit SpA 31,806 1,468,700
United Overseas Bank Ltd. 24,800 686,378
Valiant Holding AG (Registered) 4,991 593,610
Walliser Kantonalbank (Registered) 485 60,622
Westpac Banking Corp. 36,611 770,262
Yamaguchi Financial Group, Inc. 4,100 45,991
58,104,279
Beverages -
0 .7%
Anheuser-Busch InBev SA/NV 9,579 474,890
Asahi Group Holdings Ltd. 31,000 337,126
Carlsberg A/S, Class B 1,054 110,801
Coca-Cola Europacific Partners plc 2,460 193,233
Coca-Cola HBC AG 3,030 105,794
Davide Campari-Milano NV(a) 6,802 39,513
Diageo plc 26,505 796,668
Fevertree Drinks plc 5,658 56,243
Heineken Holding NV 1,767 106,999
Heineken NV 3,286 229,211
Ito En Ltd. 800 17,705
Kirin Holdings Co. Ltd. 9,300 117,984
Pernod Ricard SA 1,829 209,527
Remy Cointreau SA 408 23,434
Royal Unibrew A/S 836 57,882
Sapporo Holdings Ltd. 800 37,259
Suntory Beverage & Food Ltd. 1,800 56,110
Takara Holdings, Inc. 6,400 56,499
Treasury Wine Estates Ltd. 11,691 78,756
3,105,634
Biotechnology -
0 .5%
Argenx SE* 713 476,591
Bavarian Nordic A/S*(a) 1,376 37,869
BioArctic AB, Class B*(a)(b) 2,108 42,048
BioGaia AB, Class B 3,846 42,218
CSL Ltd. 5,177 905,552
Galapagos NV*(a) 3,011 69,363
Genmab A/S* 496 98,430
Genus plc 4,061 98,094
Grifols SA*(a) 2,888 24,906
PeptiDream, Inc.*(a) 2,500 34,646
Swedish Orphan Biovitrum AB* 2,455 74,542
Takara Bio, Inc. 400 2,671
Telix Pharmaceuticals Ltd.*(a) 4,018 73,533
Vitrolife AB(a) 880 17,776
Zealand Pharma A/S, Class A*(a) 896 91,807
2,090,046
Broadline Retail -
0 .7%
Aeon Kyushu Co. Ltd.(a) 3,200 54,556
Allegro.eu SA*(b) 6,278 46,458
ASKUL Corp. 1,000 11,011

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
B&M European Value Retail SA 14,042 $ 56,549
Canadian Tire Corp. Ltd., Class A 884 99,872
Dollarama, Inc.(a) 3,131 297,329
Europris ASA(b) 8,968 65,806
Harvey Norman Holdings Ltd. 5,586 18,118
Isetan Mitsukoshi Holdings Ltd.(a) 5,000 87,084
J Front Retailing Co. Ltd.(a) 4,100 57,840
Myer Holdings Ltd. 10,925 6,235
Next plc 1,674 207,004
Pan Pacific International Holdings
Corp. 6,200 173,448
Pepco Group NV*(b) 4,066 17,303
Prosus NV 13,826 531,507
Puuilo OYJ 2,622 27,884
Rakuten Group, Inc.*(a) 19,200 121,834
Ryohin Keikaku Co. Ltd.(a) 3,100 82,520
Seria Co. Ltd. 1,000 17,230
Takashimaya Co. Ltd. 8,600 73,337
THG plc, Class B* 315,921 160,630
Tokmanni Group Corp.(a) 14,384 208,892
Wesfarmers Ltd. 11,718 559,877
2,982,324
Building Products -
0 .8%
AGC, Inc. 4,000 116,061
Assa Abloy AB, Class B 12,152 374,251
Belimo Holding AG (Registered) 123 90,619
Bunka Shutter Co. Ltd. 15,500 187,682
Carel Industries SpA(a)(b) 2,318 46,507
Cie de Saint-Gobain SA 8,463 796,897
Daikin Industries Ltd. 3,400 403,345
dormakaba Holding AG 126 90,887
Fletcher Building Ltd.* 16,948 27,403
Forbo Holding AG (Registered) 41 39,508
Geberit AG (Registered) 372 209,259
Genuit Group plc 14,542 70,741
Inrom Construction Industries Ltd. 22,692 107,697
James Halstead plc(a) 18,023 38,518
Kingspan Group plc 1,861 130,199
Lindab International AB 3,965 71,094
Lixil Corp.(a) 3,800 42,932
Munters Group AB(b) 2,720 43,705
Nibe Industrier AB, Class B(a) 22,196 89,492
Reliance Worldwide Corp. Ltd.(a) 13,860 47,030
ROCKWOOL A/S, Class A 88 31,384
ROCKWOOL A/S, Class B 174 62,006
Sanwa Holdings Corp. 3,300 103,997
Systemair AB 4,018 30,736
Takara Standard Co. Ltd.(a) 15,500 168,263
TOTO Ltd.(a) 3,000 73,794
Volution Group plc 3,838 25,418
3,519,425
Capital Markets -
4 .2%
3i Group plc 18,011 873,698
Investments Shares Value
Capital Markets
(continued)
abrdn plc 31,578 $ 60,720
AJ Bell plc 352 1,955
Allfunds Group plc 4,048 20,906
Alpha Group International plc(b) 760 24,458
Amundi SA(b) 1,234 87,231
Anima Holding SpA(b) 52,266 360,772
Antin Infrastructure Partners SA 4,332 50,798
Ashmore Group plc 22,554 47,642
ASX Ltd.(a) 1,878 74,361
Avanza Bank Holding AB(a) 2,704 81,712
Azimut Holding SpA 2,537 66,751
Banca Generali SpA 1,397 70,347
Brederode SA 285 34,901
Bridgepoint Group plc(a)(b) 12,544 59,416
Brookfield Asset Management Ltd.,
Class A(a) 3,844 230,866
Brookfield Corp., Class A 14,477 888,263
Bure Equity AB 968 35,414
CI Financial Corp.(a) 40,889 880,035
Cie Financiere Tradition SA 266 56,683
CVC Capital Partners plc*(b) 7,068 168,406
Daiwa Securities Group, Inc. 21,700 158,493
Deutsche Bank AG (Registered) 39,184 771,497
Deutsche Boerse AG 2,232 553,154
EFG International AG 1,680 26,420
EQT AB(a) 8,277 272,873
Euronext NV(b) 1,142 133,081
Fairfax India Holdings Corp.*(a)(b) 16,492 291,743
flatexDEGIRO AG 2,128 36,224
Galaxy Digital Holdings Ltd.*(a) 3,264 64,187
Gimv NV(a) 6,513 258,298
Hargreaves Lansdown plc 5,061 69,331
HMC Capital Ltd., REIT 9,954 59,046
Hong Kong Exchanges & Clearing
Ltd. 14,158 548,760
HUB24 Ltd. 1,023 51,462
iFAST Corp. Ltd. 10,000 55,117
IG Group Holdings plc 6,522 82,579
IGM Financial, Inc. 2,200 70,834
Insignia Financial Ltd. 169,446 468,215
IntegraFin Holdings plc(b) 15,498 70,192
Integral Corp.(a) 3,100 82,079
Intermediate Capital Group plc 5,115 150,629
Investec plc 13,577 87,640
JAFCO Group Co. Ltd.(a) 15,500 227,770
Japan Exchange Group, Inc. 12,400 132,168
JTC plc(b) 4,522 55,739
Julius Baer Group Ltd. 3,534 250,246
London Stock Exchange Group plc 5,053 755,630
Macquarie Group Ltd. 3,627 544,772
Magellan Financial Group Ltd.(a) 55,335 362,755
Man Group plc 388,926 1,038,042
Monex Group, Inc. 12,300 72,759
Ninety One plc 15,252 28,484
Nomura Holdings, Inc. 52,700 346,796
Nordnet AB publ(a) 2,420 57,856

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Okasan Securities Group, Inc.(a) 68,200 $ 284,075
Onex Corp. 684 52,647
Partners Group Holding AG 248 380,446
Perpetual Ltd. 35,278 472,000
Pinnacle Investment Management
Group Ltd.(a) 736 11,748
Plus500 Ltd. 25,048 880,792
Quilter plc(b) 57,877 116,574
Rathbones Group plc 18,879 406,763
Ratos AB, Class B 56,513 178,031
SBI Holdings, Inc. 4,700 136,675
Schroders plc 17,815 78,362
Singapore Exchange Ltd. 12,000 108,640
St James's Place plc 9,331 122,203
Swissquote Group Holding SA
(Registered) 199 87,310
Tamburi Investment Partners SpA(a) 2,546 22,470
Tel Aviv Stock Exchange Ltd. 4,141 47,071
TMX Group Ltd.(a) 3,410 105,908
Tokai Tokyo Financial Holdings, Inc. 86,800 285,316
TP ICAP Group plc 261,919 886,844
UBS Group AG (Registered) 34,379 1,224,400
UOB-Kay Hian Holdings Ltd. 72,567 92,630
Van Lanschot Kempen NV, CVA 832 41,256
Vontobel Holding AG (Registered) 339 25,162
VZ Holding AG 285 49,276
XTB SA(b) 2,360 38,182
Yangzijiang Financial Holding Ltd. 700,600 245,543
18,790,530
Chemicals -
2 .6%
ADEKA Corp.(a) 2,300 43,111
Aica Kogyo Co. Ltd. 1,500 31,424
Air Liquide SA 6,196 1,085,961
Air Water, Inc. 4,100 51,313
Akzo Nobel NV 1,120 64,106
Arkema SA 1,209 96,775
Artience Co. Ltd. 12,400 247,840
Asahi Kasei Corp. 24,800 169,044
BASF SE 18,600 901,234
Borregaard ASA 1,692 30,384
C Uyemura & Co. Ltd. 600 40,026
Clariant AG (Registered) 2,166 24,521
Corbion NV 3,482 81,806
Covestro AG* 1,760 108,496
Croda International plc 1,798 74,708
Daicel Corp. 8,900 79,200
Denka Co. Ltd.(a) 3,400 48,579
DIC Corp. 2,899 63,091
DSM-Firmenich AG 2,201 226,105
Elementis plc 23,522 46,121
Elkem ASA*(b) 92,380 182,400
EMS-Chemie Holding AG
(Registered)(a) 126 89,708
Evonik Industries AG 4,557 85,910
Investments Shares Value
Chemicals
(continued)
FUCHS SE 711 $ 24,391
FUCHS SE (Preference) 1,182 53,991
Fuso Chemical Co. Ltd. 1,100 23,904
Givaudan SA (Registered) 110 482,980
Hexpol AB 5,784 54,339
ICL Group Ltd. 10,602 63,194
Incitec Pivot Ltd. 43,710 81,792
Israel Corp. Ltd. 104 30,593
JCU Corp. 1,400 32,774
Johnson Matthey plc 4,371 77,775
K+S AG (Registered) 7,967 111,104
Kaneka Corp. 1,300 31,675
Kansai Paint Co. Ltd.(a) 3,800 51,693
Kemira OYJ 2,992 66,188
Keppel Infrastructure Trust 41,800 14,033
Kumiai Chemical Industry Co. Ltd. 18,600 91,168
Kuraray Co. Ltd. 7,800 114,998
LANXESS AG 3,226 88,065
Lenzing AG* 5,580 145,017
Lintec Corp. 15,500 291,682
Methanex Corp. 1,290 67,508
Mitsubishi Chemical Group Corp. 24,800 127,243
Mitsubishi Gas Chemical Co., Inc.(a) 6,200 109,086
Mitsui Chemicals, Inc. 4,600 101,447
Nihon Parkerizing Co. Ltd. 31,000 254,246
Nippon Paint Holdings Co. Ltd. 13,200 83,752
Nippon Sanso Holdings Corp. 2,800 79,832
Nippon Soda Co. Ltd.(a) 15,778 293,755
Nissan Chemical Corp. 2,900 87,740
Nitto Denko Corp. 8,800 157,303
NOF Corp. 3,600 48,182
Novonesis (Novozymes) B(a) 4,217 242,744
Nufarm Ltd.(a) 20,418 46,485
Nutrien Ltd. 10,168 526,637
OCI NV 1,933 22,375
Okamoto Industries, Inc. 3,100 106,303
Orica Ltd. 4,446 48,864
Palram Industries 1990 Ltd. 1,792 46,536
Resonac Holdings Corp. 3,700 90,774
Sanyo Chemical Industries Ltd. 3,100 78,476
Shin-Etsu Chemical Co. Ltd. 21,700 683,441
Shin-Etsu Polymer Co. Ltd. 800 8,416
Sika AG (Registered) 1,612 414,162
SK Kaken Co. Ltd.(a) 3,100 178,973
SOL SpA 1,258 51,395
Solvay SA(a) 1,558 47,844
Sumitomo Chemical Co. Ltd.(a) 34,100 74,036
Syensqo SA(a) 1,364 108,473
Symrise AG, Class A 1,643 168,612
T Hasegawa Co. Ltd. 900 17,430
Taiyo Holdings Co. Ltd. 1,800 48,763
Teijin Ltd. 4,100 35,069
Toagosei Co. Ltd. 3,200 29,799
Tokai Carbon Co. Ltd.(a) 68,200 381,850
Tokuyama Corp.(a) 21,700 362,601
Tokyo Ohka Kogyo Co. Ltd. 2,100 47,370

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Toray Industries, Inc. 31,000 $ 216,109
Tosoh Corp. 6,800 90,901
Toyobo Co. Ltd. 31,000 196,590
Umicore SA(a) 5,406 55,018
Victrex plc 700 8,628
Wacker Chemie AG 256 17,671
Yara International ASA 1,462 43,843
Zeon Corp. 3,600 33,605
11,743,106
Commercial Services & Supplies -
1 .1%
Befesa SA(a)(b) 11,718 255,810
Bilfinger SE 12,276 634,247
Boyd Group Services, Inc.(a) 372 61,223
Brambles Ltd. 18,073 223,206
Cleanaway Waste Management Ltd. 35,024 60,733
Dai Nippon Printing Co. Ltd. 6,200 92,009
Daiseki Co. Ltd.(a) 1,499 36,011
DO & CO AG* 369 74,110
Downer EDI Ltd. 3,616 12,924
Element Fleet Management Corp. 5,828 114,890
Elis SA 4,023 82,555
GFL Environmental, Inc. 2,272 98,363
ISS A/S(a) 2,508 47,517
Japan Elevator Service Holdings Co.
Ltd. 4,200 81,776
Kokuyo Co. Ltd. 4,100 71,502
Loomis AB, Class B 984 31,515
Mitie Group plc 389,484 566,226
Mitsubishi Pencil Co. Ltd.(a) 1,800 25,864
Nippon Kanzai Holdings Co. Ltd. 1,300 22,407
Okamura Corp. 21,700 278,309
Prestige International, Inc. 4,000 18,134
Prosegur Cia de Seguridad SA 29,664 55,692
RB Global, Inc.(a) 2,139 191,930
Rentokil Initial plc 32,426 160,680
Sdiptech AB, Class B* 912 18,752
Secom Co. Ltd. 5,300 179,108
Securitas AB, Class B(a) 9,203 117,707
Serco Group plc 347,417 670,835
Societe BIC SA 1,333 88,132
Sohgo Security Services Co. Ltd. 9,500 63,988
SPIE SA 2,511 84,052
TOPPAN Holdings, Inc. 3,700 104,369
Veridis Environment Ltd.*(a) 2,870 20,352
Waste Connections, Inc.(a) 2,635 485,881
5,130,809
Communications Equipment -
0 .2%
Nokia OYJ 47,089 222,264
Spirent Communications plc* 25,338 58,182
Telefonaktiebolaget LM Ericsson,
Class A 306 2,321
Telefonaktiebolaget LM Ericsson,
Class B 30,814 233,654
Investments Shares Value
Communications Equipment
(continued)
VTech Holdings Ltd. 46,500 $ 306,157
822,578
Construction & Engineering -
2 .3%
Ackermans & van Haaren NV 440 85,809
ACS Actividades de Construccion y
Servicios SA 4,078 208,912
AF Gruppen ASA 5,412 76,792
Ashtrom Group Ltd.* 238 4,121
AtkinsRealis Group, Inc. 2,004 100,764
Balfour Beatty plc 165,881 958,849
Bouygues SA 3,379 107,592
Burkhalter Holding AG 615 66,779
Chudenko Corp. 1,500 31,337
Deme Group NV 272 38,398
Eiffage SA 1,240 111,270
Elco Ltd. 3,906 175,543
Elecnor SA(a) 3,910 67,798
Electra Ltd. 76 42,748
Ferrovial SE 5,532 238,083
Fugro NV 5,456 87,629
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 46,500 348,938
HOCHTIEF AG 442 64,235
INFRONEER Holdings, Inc. 4,100 30,992
Instalco AB(a)(b) 4,332 12,386
JGC Holdings Corp. 6,800 57,351
Johns Lyng Group Ltd.(a) 11,210 26,081
Kajima Corp. 9,400 168,089
Keller Group plc 24,335 415,463
Kinden Corp. 2,300 47,263
Koninklijke BAM Groep NV 88,319 389,834
Kumagai Gumi Co. Ltd. 10,100 250,788
Kvutzat Acro Ltd. 2,108 37,606
Maire SpA 8,806 87,103
MIRAIT ONE Corp. 27,900 416,293
Monadelphous Group Ltd.(a) 7,216 71,160
Morgan Sindall Group plc 1,344 61,539
NCC AB, Class B 27,125 439,519
NRW Holdings Ltd. 8,192 17,526
Obayashi Corp. 9,600 129,602
Okumura Corp.(a) 9,300 234,827
Peab AB, Class B 54,715 394,555
Penta-Ocean Construction Co. Ltd. 89,900 380,616
Per Aarsleff Holding A/S 5,022 324,273
Raito Kogyo Co. Ltd. 15,500 219,512
Raiznext Corp. 200 2,005
Renew Holdings plc 1,462 13,298
Sacyr SA 9,151 30,080
Sanki Engineering Co. Ltd. 3,800 76,933
Shapir Engineering and Industry Ltd.* 2,525 18,767
Shikun & Binui Ltd.* 7,872 26,104
Shimizu Corp. 7,600 66,233
Shinnihon Corp. 10,500 108,831
SHO-BOND Holdings Co. Ltd. 1,200 39,018
Skanska AB, Class B 4,867 104,739

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Stantec, Inc. 1,398 $ 108,568
Sweco AB, Class B 3,524 55,349
Taihei Dengyo Kaisha Ltd.(a) 4,400 137,100
Taikisha Ltd. 1,000 30,223
Taisei Corp.(a) 3,100 130,506
Takamatsu Construction Group Co.
Ltd.(a) 6,200 109,906
Thyssenkrupp Nucera AG & Co.
KGaA* 1,748 16,263
Toda Corp. 5,200 31,596
Toenec Corp. 16,000 105,909
Toyo Construction Co. Ltd. 3,800 34,258
Veidekke ASA 3,088 39,555
Ventia Services Group Pty. Ltd. 28,618 68,189
Vinci SA 8,773 953,037
Webuild SpA(a) 113,119 346,429
Worley Ltd. 7,728 69,702
WSP Global, Inc. 1,333 227,003
Yokogawa Bridge Holdings Corp. 11,800 205,900
Yurtec Corp. 3,400 38,358
10,221,834
Construction Materials -
0 .9%
Breedon Group plc 98,673 534,563
Brickworks Ltd.(a) 1,435 23,344
Buzzi SpA 2,238 92,176
Cementir Holding NV 13,671 166,845
Heidelberg Materials AG 2,325 329,793
Holcim AG 5,518 558,697
Imerys SA 10,013 277,921
James Hardie Industries plc, CHDI* 4,681 159,507
Krosaki Harima Corp. 6,600 106,299
RHI Magnesita NV(a) 5,921 259,339
Shinagawa Refractories Co. Ltd.(a) 6,800 76,321
SigmaRoc plc*(a) 273,420 248,009
Sumitomo Osaka Cement Co. Ltd. 9,300 199,273
Taiheiyo Cement Corp. 3,300 83,731
Titan Cement International SA 13,981 670,015
Vicat SACA 4,836 202,599
Wienerberger AG 2,520 74,032
4,062,464
Consumer Finance -
0 .3%
Acom Co. Ltd. 20,500 50,836
Aiful Corp. 89,900 196,811
Cembra Money Bank AG 192 19,009
Credit Saison Co. Ltd. 2,100 49,811
goeasy Ltd.(a) 320 39,094
Hong Leong Finance Ltd. 46,200 84,198
Isracard Ltd. 62,930 290,392
Jaccs Co. Ltd.(a) 9,300 229,722
KRUK SA 494 52,219
Marui Group Co. Ltd. 3,200 53,585
Orient Corp.(a) 21,700 114,631
Investments Shares Value
Consumer Finance
(continued)
Zip Co. Ltd.*(a) 10,432 $ 15,877
1,196,185
Consumer Staples Distribution & Retail -
1 .5%
Aeon Co. Ltd.(a) 10,813 262,906
Ain Holdings, Inc. 800 24,214
Alimentation Couche-Tard, Inc. 7,688 407,426
Arcs Co. Ltd.(a) 15,500 270,162
Axfood AB 1,496 32,194
Belc Co. Ltd. 800 32,496
Carrefour SA 9,486 134,999
Casino Guichard Perrachon SA*(a) 49,408 49,641
Coles Group Ltd. 17,639 214,545
Colruyt Group NV(a) 342 12,621
Cosmos Pharmaceutical Corp. 400 18,756
Create SD Holdings Co. Ltd. 500 9,144
Dino Polska SA*(b) 628 69,744
Empire Co. Ltd., Class A 2,242 66,165
Endeavour Group Ltd.(a) 8,976 23,683
Fuji Co. Ltd.(a) 4,200 58,043
George Weston Ltd. 868 134,643
GrainCorp Ltd., Class A(a) 9,652 45,334
H2O Retailing Corp. 31,000 463,949
Heiwado Co. Ltd.(a) 12,400 188,422
HelloFresh SE* 2,894 32,040
Itochu-Shokuhin Co. Ltd.(a) 3,100 147,943
J Sainsbury plc 29,157 92,167
Jeronimo Martins SGPS SA 4,147 82,125
Kato Sangyo Co. Ltd. 9,300 263,655
Kesko OYJ, Class A 2,248 42,438
Kesko OYJ, Class B(a) 4,431 85,216
Kobe Bussan Co. Ltd. 1,900 43,362
Koninklijke Ahold Delhaize NV 16,585 588,950
Kusuri no Aoki Holdings Co. Ltd. 1,800 38,476
Life Corp.(a) 9,300 216,510
Loblaw Cos. Ltd. 1,860 233,719
Marks & Spencer Group plc 23,405 97,657
MatsukiyoCocokara & Co. 6,400 95,122
Maxvalu Tokai Co. Ltd. 3,200 67,575
Metcash Ltd. 19,051 37,669
Metro, Inc., Class A 2,728 171,055
Mitsubishi Shokuhin Co. Ltd. 6,200 199,793
North West Co., Inc. (The) 2,344 75,163
Ocado Group plc* 8,427 31,654
Redcare Pharmacy NV*(a)(b) 192 24,251
Seven & i Holdings Co. Ltd. 24,800 395,503
Sheng Siong Group Ltd. 17,900 21,528
Shufersal Ltd. 4,983 51,733
Sugi Holdings Co. Ltd.(a) 2,400 41,855
Sundrug Co. Ltd. 1,600 43,438
Tesco plc 123,380 570,604
Tsuruha Holdings, Inc.(a) 900 55,250
United Super Markets Holdings, Inc. 2,000 10,061
Valor Holdings Co. Ltd. 12,400 174,889
Welcia Holdings Co. Ltd.(a) 2,300 33,174

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Woolworths Group Ltd. 14,849 $ 282,123
6,865,785
Containers & Packaging -
0 .4%
Billerud Aktiebolag 5,485 56,539
CCL Industries, Inc., Class B 2,089 104,129
FP Corp. 1,200 23,481
Fuji Seal International, Inc. 12,400 191,545
Huhtamaki OYJ 1,987 73,700
Mayr Melnhof Karton AG 2,201 177,553
Metsa Board OYJ, Class B 3,813 19,090
Orora Ltd.(a) 26,585 39,300
Rengo Co. Ltd.(a) 89,900 510,082
SIG Group AG(a) 2,516 55,083
Toyo Seikan Group Holdings Ltd. 5,600 85,383
Transcontinental, Inc., Class A(a) 24,645 311,072
Verallia SA(b) 1,364 42,255
Vidrala SA 535 55,060
Winpak Ltd. 1,716 51,234
1,795,506
Distributors -
0 .1%
Arata Corp. 9,400 192,431
Bapcor Ltd.(a) 10,184 31,761
D'ieteren Group 343 57,906
Inchcape plc 9,322 78,186
Inter Cars SA 205 29,476
MEKO AB 10,881 130,265
PALTAC Corp. 800 22,448
542,473
Diversified Consumer Services -
0 .0% (d)
IDP Education Ltd.(a) 5,016 41,737
Pearson plc 10,168 169,615
211,352
Diversified REITs -
0 .4%
Argosy Property Ltd., REIT(a) 69,611 39,945
British Land Co. plc (The), REIT 17,422 81,655
Centuria Capital Group, REIT(a) 46,058 51,712
Charter Hall Group, REIT 7,886 77,325
Charter Hall Long Wale REIT,
REIT(a) 17,272 42,016
Covivio SA, REIT 1,628 86,819
Daiwa House REIT Investment Corp.,
REIT 8 12,621
GPT Group (The), REIT 8,738 25,235
Growthpoint Properties Australia Ltd.,
REIT(a) 67,239 101,076
H&R REIT, REIT 44,919 290,000
Hankyu Hanshin REIT, Inc., REIT 68 56,253
Heiwa Real Estate REIT, Inc.,
REIT(a) 76 62,920
ICADE, REIT(a) 10,261 242,350
KDX Realty Investment Corp., REIT 68 68,110
Investments Shares Value
Diversified REITs
(continued)
Land Securities Group plc, REIT 3,706 $ 26,939
LondonMetric Property plc, REIT 5 12
Mapletree Pan Asia Commercial
Trust, REIT 3,400 3,036
Merlin Properties Socimi SA, REIT 4,522 52,555
Mirvac Group, REIT 62,669 77,202
Mori Trust Reit, Inc., REIT 38 15,534
NIPPON REIT Investment Corp.,
REIT 72 37,895
Nomura Real Estate Master Fund,
Inc., REIT 38 36,687
NTT UD REIT Investment Corp.,
REIT(a) 32 27,319
Reit 1 Ltd., REIT 56,978 303,745
Star Asia Investment Corp., REIT(a) 152 50,748
Stockland, REIT 29,543 95,270
Suntec REIT, REIT 43,500 38,195
2,003,174
Diversified Telecommunication Services -
1 .4%
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 60,724
BT Group plc(a) 118,730 209,342
Cellnex Telecom SA(b) 6,107 205,629
Chorus Ltd.(a) 8,733 42,756
Cogeco Communications, Inc. 3,534 149,217
Deutsche Telekom AG (Registered) 66,154 2,224,722
Elisa OYJ 1,854 80,061
Gamma Communications plc 2,584 42,960
Helios Towers plc* 47,020 55,503
HKT Trust & HKT Ltd. 53,400 65,657
Infrastrutture Wireless Italiane SpA(b) 5,179 54,000
Koninklijke KPN NV 40,486 146,927
Nippon Telegraph & Telephone Corp. 533,200 525,797
Orange Polska SA 26,182 51,490
Orange SA 30,318 326,990
PCCW Ltd. 77,035 44,788
Proximus SADP(a) 41,881 233,360
Quebecor, Inc., Class B(a) 3,894 86,739
RAI Way SpA(b) 8,120 48,452
Singapore Telecommunications Ltd. 102,300 251,353
Spark New Zealand Ltd. 20,503 33,731
Swisscom AG (Registered)(a) 341 192,835
Telecom Italia SpA* 186,585 59,780
Telefonica SA(a) 94,984 388,544
Telekom Austria AG, Class A 4,091 34,235
Telenor ASA 6,872 84,134
Telia Co. AB(a) 32,570 96,096
Telstra Group Ltd. 68,820 169,560
TELUS Corp. 6,784 98,745
United Internet AG (Registered) 1,720 28,984
6,093,111
Electric Utilities -
1 .5%
Acciona SA 626 70,868
BKW AG 440 75,397
Chubu Electric Power Co., Inc. 12,400 129,605

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Chugoku Electric Power Co., Inc.
(The)(a) 4,206 $ 23,519
CK Infrastructure Holdings Ltd. 11,000 74,824
CLP Holdings Ltd. 36,000 299,168
Contact Energy Ltd. 11,900 62,567
EDP SA 60,512 190,980
Elia Group SA/NV(a) 640 43,412
Emera, Inc.(a) 3,069 117,017
Endesa SA 7,688 170,790
Enea SA* 89,528 308,904
Enel SpA 145,204 1,036,854
EVN AG 748 18,118
Fortis, Inc.(a) 5,609 239,736
Fortum OYJ(a) 5,939 86,434
Genesis Energy Ltd. 17,968 22,348
HK Electric Investments & HK
Electric Investments Ltd.(b) 44,500 29,870
Hokkaido Electric Power Co., Inc.(a) 71,300 365,364
Hokuriku Electric Power Co.(a) 65,100 363,484
Hydro One Ltd.(a)(b) 3,503 109,377
Iberdrola SA 61,669 874,433
Iberdrola SA* 1,062 15,059
Kansai Electric Power Co., Inc. (The) 12,400 137,413
Kyushu Electric Power Co., Inc. 6,800 59,217
Manawa Energy Ltd.(a) 5,123 16,364
Mercury NZ Ltd. 11,507 41,050
Naturenergie Holding AG 768 29,010
Origin Energy Ltd. 30,659 199,841
PGE Polska Grupa Energetyczna
SA* 25,070 40,449
Power Assets Holdings Ltd. 19,000 122,780
Redeia Corp. SA 3,420 57,737
Romande Energie Holding SA
(Registered) 816 42,056
Shikoku Electric Power Co., Inc.(a) 7,600 58,577
SSE plc 18,972 384,604
Tauron Polska Energia SA* 312,449 327,657
Terna - Rete Elettrica Nazionale 16,196 134,086
Tohoku Electric Power Co., Inc. 10,000 73,394
Tokyo Electric Power Co. Holdings,
Inc.* 13,400 35,402
Verbund AG 928 71,484
6,559,249
Electrical Equipment -
1 .4%
ABB Ltd. (Registered) 17,081 939,591
Accelleron Industries AG 1,254 63,166
Daihen Corp. 7,400 340,730
Fagerhult Group AB 6,336 30,937
Fuji Electric Co. Ltd. 1,500 72,021
Fujikura Ltd.(a) 2,000 81,240
Furukawa Electric Co. Ltd. 200 9,232
Huber + Suhner AG (Registered) 840 70,212
Legrand SA 3,224 331,397
Mabuchi Motor Co. Ltd. 3,200 44,151
Investments Shares Value
Electrical Equipment
(continued)
Mitsubishi Electric Corp. 24,800 $ 411,839
NEL ASA* 32 7
Nexans SA 714 69,882
Nidec Corp. 9,520 165,347
Nitto Kogyo Corp.(a) 9,300 174,469
NKT A/S* 448 30,120
Nordex SE* 800 9,306
Prysmian SpA 2,976 208,330
Schneider Electric SE 5,890 1,502,266
Siemens Energy AG* 5,766 346,696
Signify NV(b) 42,160 915,993
Time Interconnect Technology Ltd. 248,000 139,093
TKH Group NV, CVA(a) 2,141 79,190
Ushio, Inc. 3,800 51,202
Vestas Wind Systems A/S*(a) 8,494 117,076
6,203,493
Electronic Equipment, Instruments & Components -
1 .4%
Ai Holdings Corp. 9,300 119,516
ALSO Holding AG (Registered) 266 73,820
Amano Corp. 800 21,037
Anritsu Corp.(a) 8,200 75,831
Azbil Corp. 8,400 63,712
Canon Marketing Japan, Inc. 1,500 49,422
Celestica, Inc.*(a) 1,178 145,948
Citizen Watch Co. Ltd.(a) 74,400 453,078
Codan Ltd.(a) 7,076 70,751
Comet Holding AG (Registered)(a) 279 84,648
FIT Hon Teng Ltd.*(a)(b) 496,000 211,345
Hakuto Co. Ltd.(a) 3,100 90,087
Halma plc 4,929 186,369
Hamamatsu Photonics KK 5,400 67,007
Hexagon AB, Class B 22,413 262,649
Hirose Electric Co. Ltd. 582 70,020
Horiba Ltd. 800 50,542
Hosiden Corp. 15,500 210,904
Ibiden Co. Ltd.(a) 2,800 83,105
Inficon Holding AG (Registered) 70 90,964
Japan Aviation Electronics Industry
Ltd. 3,400 62,028
Jenoptik AG 2,585 58,367
Kaga Electronics Co. Ltd. 12,600 226,776
Keyence Corp. 2,100 912,012
Kitron ASA 9,471 32,524
Kyocera Corp. 15,500 161,706
Lagercrantz Group AB, Class B 2,640 56,336
Landis+Gyr Group AG 1,073 73,971
LEM Holding SA (Registered)(a) 27 25,660
Macnica Holdings, Inc. 4,800 56,834
Murata Manufacturing Co. Ltd. 21,800 347,660
Mycronic AB 924 37,631
NCAB Group AB 4,028 24,293
Nohmi Bosai Ltd.(a) 2,500 49,968
Oki Electric Industry Co. Ltd.(a) 27,900 175,670
Omron Corp.(a) 2,800 92,942
Oxford Instruments plc 3 78

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Renishaw plc 880 $ 39,419
Riken Keiki Co. Ltd. 2,400 48,434
Sensirion Holding AG*(a)(b) 266 19,422
Sesa SpA(a) 294 20,905
Shimadzu Corp. 4,000 116,758
Softwareone Holding AG(a) 31,186 204,690
Spectris plc 2,057 77,598
Taiyo Yuden Co. Ltd.(a) 2,500 35,357
TDK Corp. 18,800 229,279
Tokyo Electron Device Ltd.(a) 5,100 103,910
Topcon Corp. 4,100 77,300
Vaisala OYJ, Class A 836 46,408
Venture Corp. Ltd. 7,600 70,880
VusionGroup 246 42,425
Yokogawa Electric Corp. 4,800 106,136
6,114,132
Energy Equipment & Services -
0 .5%
Aker Solutions ASA(b) 7,560 21,561
DOF Group ASA* 54,777 462,274
John Wood Group plc* 33,661 30,302
Lapidoth Capital Ltd. 986 21,047
Modec, Inc. 6,200 128,925
Odfjell Drilling Ltd. 38,502 211,849
Saipem SpA* 17,440 42,949
SBM Offshore NV(a) 49,104 925,976
Subsea 7 SA 3,608 59,780
Technip Energies NV 3,542 101,184
Tenaris SA 7,409 141,563
TGS ASA 1,927 19,501
Vallourec SACA*(a) 5,111 97,709
2,264,620
Entertainment -
0 .5%
Bollore SE(a) 12,457 73,943
Capcom Co. Ltd. 3,900 89,585
CD Projekt SA 745 38,787
CTS Eventim AG & Co. KGaA 704 69,086
DeNA Co. Ltd. 1,100 19,464
Embracer Group AB, Class B* 2,193 44,616
EVT Ltd.(a) 6,232 45,986
GungHo Online Entertainment, Inc.* 3,400 71,689
Kinepolis Group NV(a) 1,030 41,277
Koei Tecmo Holdings Co. Ltd. 2,492 31,269
Konami Group Corp. 1,000 92,477
Modern Times Group MTG AB, Class
B* 27,373 254,935
Nexon Co. Ltd. 6,200 81,158
Nintendo Co. Ltd. 12,400 819,193
Paradox Interactive AB 952 18,679
Square Enix Holdings Co. Ltd. 1,800 73,174
Toei Animation Co. Ltd. 1,000 20,536
Toho Co. Ltd.(a) 1,200 54,300
Ubisoft Entertainment SA*(a) 1,425 16,473
Investments Shares Value
Entertainment
(continued)
Universal Music Group NV(a) 11,811 $ 330,773
Vivendi SE 672 1,904
2,289,304
Financial Services -
1 .6%
Adyen NV*(b) 372 607,139
AMP Ltd. 65,142 72,529
Banca IFIS SpA 7,037 155,085
Banca Mediolanum SpA 4,444 60,149
BFF Bank SpA(a)(b) 60,946 525,225
Edenred SE(a) 3,069 106,048
Eurazeo SE(a) 1,022 84,622
EXOR NV 1,984 189,231
Financial Partners Group Co. Ltd. 3,800 62,552
First National Financial Corp. 123 3,440
Fuyo General Lease Co. Ltd. 1,000 74,847
Groupe Bruxelles Lambert NV 510 35,628
HAL Trust 570 70,987
Helia Group Ltd. 82,677 250,629
Hypoport SE* 96 21,396
Industrivarden AB, Class A 2,728 97,286
Industrivarden AB, Class C(a) 2,173 77,160
Infratil Ltd.(a) 8,319 52,722
Investor AB, Class A 7,781 222,679
Investor AB, Class B 21,049 602,006
Japan Securities Finance Co. Ltd. 4,700 58,306
Kinnevik AB, Class B* 1,700 13,496
L E Lundbergforetagen AB, Class B 1,674 80,905
M&G plc 44,702 115,810
Mitsubishi HC Capital, Inc.(a) 12,800 85,513
Nexi SpA*(a)(b) 6,992 35,761
ORIX Corp. 23,200 493,965
OSB Group plc 135,098 707,387
Paragon Banking Group plc 71,207 710,923
Peugeot Invest SA 2,263 176,438
Ricoh Leasing Co. Ltd.(a) 4,400 146,051
Sofina SA 316 79,365
Tokyo Century Corp.(a) 2,400 23,349
Washington H Soul Pattinson & Co.
Ltd.(a) 2,856 60,996
Wendel SE 272 26,961
Wise plc, Class A* 8,088 111,954
Worldline SA*(b) 82,894 734,189
Zenkoku Hosho Co. Ltd.(a) 600 21,365
7,054,094
Food Products -
2 .4%
a2 Milk Co. Ltd. (The)*(a) 7,139 25,992
AAK AB 2,771 80,930
Ajinomoto Co., Inc. 6,200 250,042
Ariake Japan Co. Ltd.(a) 800 26,916
Aryzta AG* 51,009 101,563
Associated British Foods plc 3,813 90,114
Austevoll Seafood ASA 3,432 33,578
Bakkafrost P/F 820 46,896
Bakkavor Group plc(a)(b) 61,194 101,509
Barry Callebaut AG (Registered)(a) 62 68,415

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Bell Food Group AG (Registered)(a) 651 $ 190,701
Bumitama Agri Ltd. 60,800 37,683
Calbee, Inc. 600 11,479
Chocoladefabriken Lindt & Spruengli
AG(a) 22 254,391
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 227,741
Cranswick plc 13 814
Danone SA 7,781 545,828
DyDo Group Holdings, Inc.(a) 1,000 20,956
Ebro Foods SA(a) 17,484 292,262
Elders Ltd.(a) 60,266 269,151
Emmi AG (Registered) 41 35,896
First Pacific Co. Ltd. 806,000 445,847
First Resources Ltd. 158,100 169,147
Fraser and Neave Ltd. 64,000 59,972
Fuji Oil Holdings, Inc. 1,200 26,139
Glanbia plc 3,500 51,375
Golden Agri-Resources Ltd. 213,400 38,577
Grieg Seafood ASA 32 212
Hilton Food Group plc 2,496 27,416
House Foods Group, Inc. 2,400 43,815
Inghams Group Ltd.(a) 106,733 214,371
Itoham Yonekyu Holdings, Inc. 10,540 263,075
JDE Peet's NV 1,804 31,637
Kagome Co. Ltd. 900 16,925
Kameda Seika Co. Ltd. 900 22,667
Kerry Group plc, Class A 2,139 220,470
Kikkoman Corp. 11,500 121,053
Kotobuki Spirits Co. Ltd.(a) 2,500 36,713
KWS Saat SE & Co. KGaA 1,064 67,139
Leroy Seafood Group ASA 5,456 27,100
Lotus Bakeries NV 6 64,244
Maple Leaf Foods, Inc. 3,772 55,633
Maruha Nichiro Corp. 12,400 239,752
Megmilk Snow Brand Co. Ltd. 15,500 266,458
MEIJI Holdings Co. Ltd. 3,400 68,571
Mitsui DM Sugar Holdings Co. Ltd. 3,700 82,315
Morinaga & Co. Ltd. 2,200 38,033
Morinaga Milk Industry Co. Ltd. 2,400 44,993
Mowi ASA 5,859 117,808
Nestle SA (Registered) 28,334 2,417,618
Nichirei Corp. 1,600 40,803
Nippn Corp.(a) 21,700 304,374
Nisshin Oillio Group Ltd. (The) 9,300 299,390
Nisshin Seifun Group, Inc. 2,690 30,383
Nissin Foods Holdings Co. Ltd.(a) 4,100 92,061
Nissui Corp. 8,200 45,382
Orkla ASA 8,580 79,922
Premier Foods plc 16 37
Premium Brands Holdings Corp.,
Class A 512 27,784
Prima Meat Packers Ltd.(a) 6,200 87,805
Riken Vitamin Co. Ltd. 9,300 141,737
Investments Shares Value
Food Products
(continued)
S Foods, Inc.(a) 3,400 $ 55,177
Sakata Seed Corp. 1,400 33,180
Salmar ASA 788 41,790
Saputo, Inc. 1,893 31,566
Schouw & Co. A/S 3,689 287,280
Showa Sangyo Co. Ltd. 9,300 166,181
Societe LDC SADIR 2,108 142,001
Strauss Group Ltd. 952 19,288
Suedzucker AG 23,839 262,935
Tate & Lyle plc 4,012 32,777
Toyo Suisan Kaisha Ltd. 1,800 116,823
Viscofan SA(a) 131 8,321
WH Group Ltd.(b) 125,000 97,380
Wilmar International Ltd. 43,400 99,910
Yakult Honsha Co. Ltd. 3,300 60,459
Yamazaki Baking Co. Ltd. 2,900 52,428
10,649,106
Gas Utilities -
0 .5%
AltaGas Ltd.(a) 4,588 106,254
APA Group 15,825 67,319
Brookfield Infrastructure Corp., Class
A(a) 1,802 75,489
Enagas SA(a) 5,691 72,295
Hong Kong & China Gas Co. Ltd. 124,000 95,010
Italgas SpA 6,936 41,532
Naturgy Energy Group SA 2,234 54,993
Nippon Gas Co. Ltd. 1,900 26,736
Osaka Gas Co. Ltd. 7,700 151,961
Rubis SCA 31,775 835,042
Snam SpA(a) 30,690 142,482
Superior Plus Corp.(a) 76,911 319,699
Tokyo Gas Co. Ltd. 6,200 175,850
2,164,662
Ground Transportation -
1 .1%
Aurizon Holdings Ltd. 29,146 59,630
Ayvens SA(a)(b) 6,498 48,096
Canadian National Railway Co. 5,518 578,452
Canadian Pacific Kansas City Ltd. 9,827 783,717
Central Japan Railway Co. 18,600 347,016
ComfortDelGro Corp. Ltd. 71,500 74,386
East Japan Railway Co. 12,400 222,175
Firstgroup plc 225,835 457,677
Hankyu Hanshin Holdings, Inc. 3,400 86,817
Jungfraubahn Holding AG
(Registered) 191 38,198
Keikyu Corp.(a) 6,800 59,810
Keisei Electric Railway Co. Ltd.(a) 8,700 83,432
Kelsian Group Ltd.(a) 59,582 141,968
Kintetsu Group Holdings Co. Ltd.(a) 2,200 47,623
Kyushu Railway Co. 3,100 75,673
Maruzen Showa Unyu Co. Ltd.(a) 6,200 239,031
MTR Corp. Ltd.(a) 31,264 97,705
Nankai Electric Railway Co. Ltd. 3,000 49,848
Nishi-Nippon Railroad Co. Ltd.(a) 21,700 314,815
Odakyu Electric Railway Co. Ltd.(a) 4,600 43,817

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Sakai Moving Service Co. Ltd. 6,200 $ 96,694
Seibu Holdings, Inc. 3,800 82,356
Seino Holdings Co. Ltd. 3,100 46,965
Sixt SE 308 25,134
Sixt SE (Preference) 298 18,370
Stef SA 1,054 146,603
TFI International, Inc. 961 127,098
Tobu Railway Co. Ltd. 3,700 63,964
Tokyu Corp.(a) 4,300 49,262
West Japan Railway Co. 9,300 171,946
Zigup plc 64,759 247,434
4,925,712
Health Care Equipment & Supplies -
1 .1%
Alcon AG 4,960 457,300
Ambu A/S, Class B(a) 3,468 65,102
Ansell Ltd.(a) 2,720 60,009
Arjo AB, Class B 11,562 41,609
Asahi Intecc Co. Ltd. 3,200 54,101
BioMerieux(a) 775 94,342
Carl Zeiss Meditec AG 715 43,891
Cochlear Ltd. 750 149,527
Coloplast A/S, Class B(a) 1,798 207,899
ConvaTec Group plc(b) 25,563 78,455
Demant A/S* 1,821 73,569
DiaSorin SpA 293 31,586
Elekta AB, Class B 2,128 12,651
EssilorLuxottica SA 3,069 847,684
Fisher & Paykel Healthcare Corp.
Ltd.(a) 7,719 164,084
Fukuda Denshi Co. Ltd. 1,000 43,461
Getinge AB, Class B(a) 2,980 58,768
Hogy Medical Co. Ltd. 1,200 37,623
Hoya Corp. 3,600 487,633
Koninklijke Philips NV* 8,255 228,954
Mani, Inc. 3,400 31,771
Medacta Group SA(b) 336 43,145
Menicon Co. Ltd. 5,700 51,497
Nakanishi, Inc. 3,400 56,473
Nihon Kohden Corp. 4,600 65,948
Nipro Corp. 4,100 38,418
Olympus Corp. 12,400 189,543
Paramount Bed Holdings Co. Ltd. 1,600 28,993
PHC Holdings Corp.(a) 6,400 43,025
Revenio Group OYJ 1,710 55,000
Siemens Healthineers AG(b) 3,224 184,199
Smith & Nephew plc 7,502 96,199
Sonova Holding AG (Registered)(a) 409 143,773
Straumann Holding AG (Registered)
(a) 1,386 198,959
Sysmex Corp. 4,500 86,629
Terumo Corp. 18,600 352,001
Vimian Group AB*(a) 12,578 46,232
Ypsomed Holding AG (Registered) 59 23,358
4,973,411
Investments Shares Value
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 $ 20,609
Amplifon SpA(a) 2,112 56,842
As One Corp. 1,600 26,338
Chartwell Retirement Residences 5,304 58,781
EBOS Group Ltd. 2,136 48,303
Emeis SA*(a) 24,521 161,867
Fagron 3,658 72,707
Fresenius Medical Care AG 3,534 176,488
Fresenius SE & Co. KGaA* 7,037 270,447
Galenica AG(b) 792 70,953
Medicover AB, Class B 3,403 63,387
Medipal Holdings Corp. 3,400 51,291
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 60,824 37,474
Ramsay Health Care Ltd.(a) 2,689 56,591
Ryman Healthcare Ltd.* 11,375 28,038
Ship Healthcare Holdings, Inc. 1,900 26,024
Sigma Healthcare Ltd.(a) 31,776 56,884
Sonic Healthcare Ltd. 5,642 100,473
Spire Healthcare Group plc(b) 14,036 40,811
Summerset Group Holdings Ltd. 6,914 50,815
Suzuken Co. Ltd. 1,880 58,883
Terveystalo OYJ(b) 4,480 54,675
1,588,681
Health Care REITs -
0 .2%
Aedifica SA, REIT 832 50,381
Assura plc, REIT 29 14
Cofinimmo SA, REIT 11,687 661,525
Parkway Life REIT, REIT 19,000 54,254
Primary Health Properties plc,
REIT(a) 74,741 87,483
Vital Healthcare Property Trust,
REIT(a) 30,574 32,409
886,066
Health Care Technology -
0 .0% (d)
M3, Inc. 6,500 59,606
Medley, Inc.* 1,000 26,348
Pro Medicus Ltd. 300 52,095
Sectra AB, Class B* 2,856 65,594
203,643
Hotel & Resort REITs -
0 .1%
CapitaLand Ascott Trust, REIT 32,566 21,506
CDL Hospitality Trusts, REIT 38,294 24,440
Covivio Hotels SACA, REIT(a) 22,940 468,599
Far East Hospitality Trust, REIT 53,976 24,095
Hoshino Resorts REIT, Inc., REIT 24 32,114
Invincible Investment Corp., REIT 38 16,638
Japan Hotel REIT Investment Corp.,
REIT(a) 77 35,802
623,194
Hotels, Restaurants & Leisure -
1 .5%
Accor SA 2,604 134,700
Amadeus IT Group SA 5,115 377,528

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
AmRest Holdings SE 6,191 $ 26,201
Aristocrat Leisure Ltd. 8,029 378,461
Basic-Fit NV*(b) 2,632 66,980
Betsson AB, Class B* 37,479 513,553
Carnival plc* 2,976 75,805
Colowide Co. Ltd.(a) 3,500 38,650
Compass Group plc 17,732 614,938
Corporate Travel Management Ltd.
(a) 7,144 68,623
Create Restaurants Holdings, Inc.(a) 4,400 38,502
Dalata Hotel Group plc 62,744 308,843
Deliveroo plc, Class A*(b) 4,779 7,797
Delivery Hero SE*(b) 2,397 62,220
Domino's Pizza Enterprises Ltd.(a) 1,449 27,196
Domino's Pizza Group plc 18,742 69,957
Entain plc 8,352 73,350
Evolution AB(b) 1,519 117,242
Flight Centre Travel Group Ltd.(a) 4,576 51,006
Fuji Kyuko Co. Ltd. 1,000 15,021
Galaxy Entertainment Group Ltd. 33,000 140,825
Genting Singapore Ltd. 104,400 58,158
Greggs plc 1,558 41,660
Heiwa Corp. 17,950 270,670
HIS Co. Ltd.*(a) 3,800 37,620
Ichibanya Co. Ltd. 5,000 32,096
InterContinental Hotels Group plc 1,395 187,549
J D Wetherspoon plc 4,294 33,347
Just Eat Takeaway.com NV*(b) 60,512 738,193
KOMEDA Holdings Co. Ltd. 1,200 21,427
Kyoritsu Maintenance Co. Ltd.(a) 2,200 43,787
La Francaise des Jeux SACA(b) 214 8,160
Lottery Corp. Ltd. (The)(a) 26,317 82,897
Lottomatica Group Spa 3,990 61,305
McDonald's Holdings Co. Japan Ltd.
(a) 1,100 41,627
Melia Hotels International SA 832 6,232
Mitchells & Butlers plc* 74,462 215,115
Monogatari Corp. (The)(a) 1,500 32,499
MOS Food Services, Inc. 2,100 47,669
Ohsho Food Service Corp. 2,112 39,471
Oriental Land Co. Ltd.(a) 14,000 316,526
Playtech plc* 5,824 53,189
Restaurant Brands International, Inc.
(a) 3,379 208,491
Round One Corp. 6,400 54,391
Royal Holdings Co. Ltd. 1,600 26,658
Sands China Ltd.* 29,600 70,661
Scandic Hotels Group AB(b) 1,824 12,749
SJM Holdings Ltd.* 114,000 35,700
SkiStar AB 2,828 42,883
SKYCITY Entertainment Group Ltd.
(a) 260,741 206,374
Skylark Holdings Co. Ltd.(a) 3,700 58,720
Sodexo SA 1,054 78,013
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
SSP Group plc 34,815 $ 79,165
Tabcorp Holdings Ltd.(a) 101,492 43,048
Toridoll Holdings Corp.(a) 1,100 26,823
Trainline plc*(b) 5,536 24,764
TUI AG* 8,498 72,457
WEB Travel Group Ltd.*(a) 8,654 27,583
Whitbread plc 2,070 72,353
Wynn Macau Ltd.(a) 12,800 9,331
Yoshinoya Holdings Co. Ltd.(a) 3,400 64,728
Zensho Holdings Co. Ltd. 1,800 99,817
6,891,304
Household Durables -
1 .2%
Atal SA 3,740 47,504
Azorim-Investment Development &
Construction Co. Ltd.*(a) 5,535 33,596
Barratt Redrow plc 23,907 135,309
Bellway plc 2,480 80,798
Berkeley Group Holdings plc 1,265 61,018
Breville Group Ltd.(a) 2,420 57,873
Cairn Homes plc 11,968 28,255
Casio Computer Co. Ltd. 3,600 30,072
Chervon Holdings Ltd. 43,400 106,500
De' Longhi SpA 1,012 35,853
Dom Development SA 2,232 117,252
Electra Consumer Products 1970
Ltd.* 3,534 114,124
ES-Con Japan Ltd.(a) 15,500 101,098
Fiskars OYJ Abp 2,204 35,192
Fujitsu General Ltd. 2,100 37,389
GN Store Nord A/S*(a) 2,244 46,329
Haseko Corp. 3,500 46,143
Iida Group Holdings Co. Ltd. 3,400 51,752
JM AB 3,876 57,758
JVCKenwood Corp. 49,600 576,558
Man Wah Holdings Ltd. 508,400 307,979
Nagawa Co. Ltd. 500 20,988
Nikon Corp.(a) 5,800 62,570
Open House Group Co. Ltd. 1,800 59,225
Panasonic Holdings Corp. 43,400 447,593
Persimmon plc 4,748 74,689
Pressance Corp.(a) 7,600 117,252
Rinnai Corp. 1,800 39,836
Sangetsu Corp.(a) 2,256 42,104
SEB SA 616 58,817
Sekisui House Ltd.(a) 12,400 286,918
Sony Group Corp. 68,200 1,515,066
Sumitomo Forestry Co. Ltd. 3,100 107,304
Tamron Co. Ltd. 1,700 50,116
Taylor Wimpey plc 39,508 59,032
Vistry Group plc* 6,850 50,941
YIT OYJ*(a) 55,924 147,432
5,248,235
Household Products -
0 .3%
Earth Corp.(a) 600 19,567
Essity AB, Class A 1,020 26,009

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Products
(continued)
Essity AB, Class B 5,952 $ 151,177
Henkel AG & Co. KGaA 748 57,930
Henkel AG & Co. KGaA (Preference) 2,356 206,270
Pigeon Corp. 6,400 60,838
Reckitt Benckiser Group plc 8,029 531,744
Unicharm Corp. 15,700 123,187
1,176,722
Independent Power and Renewable Electricity Producers
-
0 .5%
Boralex, Inc., Class A 4,929 87,944
Brookfield Renewable Corp. 1,904 50,905
Capital Power Corp. 1,280 47,037
Drax Group plc 132,525 1,025,064
EDP Renovaveis SA 5,542 52,052
Electric Power Development Co. Ltd.
(a) 3,100 49,088
Enlight Renewable Energy Ltd.* 1,428 23,141
ERG SpA 704 14,330
Innergex Renewable Energy, Inc. 9,690 48,709
Meridian Energy Ltd. 21,421 71,451
Neoen SA(b) 382 15,797
Northland Power, Inc. 23 270
Orsted A/S*(a)(b) 1,344 52,070
OY Nofar Energy Ltd.* 1,496 36,794
RWE AG 11,811 366,870
Scatec ASA*(b) 8,405 58,998
Solaria Energia y Medio Ambiente
SA*(a) 2,380 18,705
TransAlta Corp. 6,634 76,544
2,095,769
Industrial Conglomerates -
1 .3%
Aker ASA, Class A 264 14,199
Bonheur ASA 5,859 126,464
Brookfield Business Corp., Class A(a) 8,432 201,448
CK Hutchison Holdings Ltd. 46,856 235,735
CTF Services Ltd. 38,000 35,798
DCC plc 1,612 112,167
Hikari Tsushin, Inc. 400 92,012
Hitachi Ltd. 50,000 1,274,136
Investment AB Latour, Class B(a) 2,024 53,238
Italmobiliare SpA 1,024 28,582
Jardine Cycle & Carriage Ltd. 3,800 78,142
Jardine Matheson Holdings Ltd. 3,100 125,085
Keihan Holdings Co. Ltd. 3,400 73,423
Keppel Ltd. 18,000 90,047
Lifco AB, Class B(a) 3,736 123,302
Nisshinbo Holdings, Inc. 49,600 285,172
Nolato AB, Class B 11,029 57,592
Noritsu Koki Co. Ltd. 6,200 201,795
Sekisui Chemical Co. Ltd. 6,200 103,260
Siemens AG (Registered) 8,122 1,751,547
Smiths Group plc 6,107 156,773
Storskogen Group AB, Class B(a) 504,897 547,841
Investments Shares Value
Industrial Conglomerates
(continued)
Swire Pacific Ltd., Class A 10,500 $ 90,829
TOKAI Holdings Corp.(a) 4,100 25,021
5,883,608
Industrial REITs -
0 .3%
ARGAN SA, REIT 556 36,760
CapitaLand Ascendas REIT, REIT 47,235 90,267
Centuria Industrial REIT, REIT 6,256 11,472
CRE Logistics REIT, Inc., REIT 68 66,090
Dream Industrial REIT, REIT(a) 7,125 57,462
ESR-REIT, REIT 95,200 18,263
Frasers Logistics & Commercial
Trust, REIT(b) 49,400 32,258
GLP J-REIT, REIT 38 31,215
Goodman Group, REIT 20,584 467,991
Goodman Property Trust, REIT(a) 19,085 22,497
Granite REIT, REIT 484 23,457
Industrial & Infrastructure Fund
Investment Corp., REIT(a) 68 50,940
LaSalle Logiport REIT, REIT 44 40,747
Mapletree Industrial Trust, REIT 35,589 55,144
Mapletree Logistics Trust, REIT 62,253 56,038
Mitsubishi Estate Logistics REIT
Investment Corp., REIT(a) 34 78,166
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 79 52,088
Nippon Prologis REIT, Inc., REIT 7 10,709
Property for Industry Ltd., REIT 26,697 32,677
Segro plc, REIT 10,943 97,547
Tritax Big Box REIT plc, REIT 32,912 59,747
Warehouses De Pauw CVA, REIT 3,179 68,738
1,460,273
Insurance -
5 .3%
Admiral Group plc 3,317 111,405
Aegon Ltd. 27,529 180,464
Ageas SA/NV 2,790 144,495
AIA Group Ltd. 124,000 863,366
Allianz SE (Registered) 7,719 2,522,836
Alm Brand A/S 27,040 56,542
ASR Nederland NV 2,554 126,511
AUB Group Ltd. 2,926 58,330
Aviva plc 45,849 292,824
AXA SA 35,185 1,340,531
Baloise Holding AG (Registered) 744 136,420
Beazley plc 11,643 121,234
Clal Insurance Enterprises Holdings
Ltd. 2,546 66,758
Coface SA 39,246 636,044
Conduit Holdings Ltd. 44,330 250,624
Dai-ichi Life Holdings, Inc. 18,600 511,815
Definity Financial Corp. 1,025 40,448
Direct Line Insurance Group plc 444,447 1,478,919
Fairfax Financial Holdings Ltd. 434 586,236
Generali(a) 18,042 574,483
Gjensidige Forsikring ASA 4,224 86,764
Great-West Lifeco, Inc. 4,472 145,099

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Grupo Catalana Occidente SA 704 $ 28,176
Hannover Rueck SE 775 204,877
Harel Insurance Investments &
Financial Services Ltd. 3,957 62,896
Helvetia Holding AG (Registered)(a) 670 117,686
Hiscox Ltd. 6,541 88,834
iA Financial Corp., Inc. 1,798 166,621
Insurance Australia Group Ltd. 32,023 183,764
Intact Financial Corp. 2,108 375,750
Japan Post Holdings Co. Ltd. 34,100 358,066
Japan Post Insurance Co. Ltd. 4,400 86,153
Just Group plc 347,076 712,440
Lancashire Holdings Ltd. 78,244 630,971
Legal & General Group plc 110,918 333,941
Lifenet Insurance Co.*(a) 3,800 47,779
Mandatum OYJ 10,146 50,237
Manulife Financial Corp. 33,790 1,013,992
Mapfre SA 22,440 62,704
Medibank Pvt Ltd. 36,979 92,263
Menora Mivtachim Holdings Ltd.(a) 492 22,910
Migdal Insurance & Financial
Holdings Ltd. 22,656 46,650
MS&AD Insurance Group Holdings,
Inc.(a) 24,800 520,344
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,573 1,397,296
nib holdings Ltd. 6,172 22,252
NN Group NV 4,854 223,890
Phoenix Financial Ltd.(a) 4,927 83,360
Phoenix Group Holdings plc 17,422 113,109
Poste Italiane SpA(b) 8,645 132,018
Power Corp. of Canada(a) 10,106 307,384
Powszechny Zaklad Ubezpieczen SA 9,409 116,027
Protector Forsikring ASA 1,764 51,651
Prudential plc 58,094 489,557
QBE Insurance Group Ltd. 25,761 336,473
Sampo OYJ, Class A 5,642 233,315
SCOR SE 2,204 56,500
Sompo Holdings, Inc. 18,600 522,746
Steadfast Group Ltd. 17,908 65,233
Storebrand ASA 10,005 118,155
Sun Life Financial, Inc. 10,633 615,330
Suncorp Group Ltd.(a) 14,601 189,524
Swiss Life Holding AG (Registered) 248 204,015
Swiss Re AG 5,146 789,992
T&D Holdings, Inc. 9,300 178,072
Talanx AG 938 80,056
Tokio Marine Holdings, Inc. 21,700 723,100
Trisura Group Ltd.* 874 19,994
Tryg A/S 3,984 80,976
Unipol Assicurazioni SpA 5,890 80,333
Wuestenrot & Wuerttembergische AG 3,536 45,213
Investments Shares Value
Insurance
(continued)
Zurich Insurance Group AG 1,612 $ 983,124
23,797,897
Interactive Media & Services -
0 .2%
Auto Trader Group plc(b) 11,222 110,213
Baltic Classifieds Group plc 16,280 69,486
Better Collective A/S*(a) 2,464 24,062
CAR Group Ltd. 5,178 131,032
Domain Holdings Australia Ltd.(a) 12,956 22,143
Hemnet Group AB 925 30,896
Kakaku.com, Inc. 1,600 25,242
LY Corp. 34,600 101,644
MONY Group plc 27,525 66,350
REA Group Ltd.(a) 822 128,042
Rightmove plc 11,759 97,807
Scout24 SE(b) 1,124 109,543
SEEK Ltd.(a) 4,807 68,842
Trustpilot Group plc*(b) 14,960 61,900
1,047,202
IT Services -
1 .1%
Addnode Group AB, Class B 5,472 58,434
Alten SA 616 57,152
Atea ASA 2,420 30,870
Bechtle AG 1,364 46,083
BIPROGY, Inc. 1,100 34,176
Bouvet ASA 5,054 36,169
Capgemini SE 1,953 357,221
CGI, Inc. 2,449 289,720
Computacenter plc 1,092 31,669
Data#3 Ltd.(a) 8,952 38,863
Digital Garage, Inc. 1,300 33,623
DTS Corp. 2,100 57,569
Exclusive Networks SA 1,634 32,104
Formula Systems 1985 Ltd. 758 69,892
Fujitsu Ltd. 18,600 362,511
GMO internet group, Inc. 1,200 21,458
Kainos Group plc 4,469 45,423
Kontron AG 11,904 243,907
Megaport Ltd.*(a) 6,954 36,956
NEC Corp. 3,100 310,801
Netcompany Group A/S*(a)(b) 96 3,932
NEXTDC Ltd.*(a) 9,703 89,876
Nomura Research Institute Ltd. 5,445 186,118
NS Solutions Corp.(a) 1,600 40,938
NTT Data Group Corp. 8,000 156,487
Obic Co. Ltd. 3,900 117,088
One Software Technologies Ltd. 3,759 68,479
Otsuka Corp. 4,900 110,847
OVH Groupe SAS*(a) 3,078 26,334
Reply SpA 469 77,813
SCSK Corp. 2,700 60,138
Shopify, Inc., Class A* 13,299 1,557,496
Softcat plc 2,394 47,714
Sopra Steria Group 396 73,934
TietoEVRY OYJ(a) 408 7,880
TIS, Inc. 4,500 99,968

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Wavestone(a) 532 $ 27,127
4,946,770
Leisure Products -
0 .3%
Bandai Namco Holdings, Inc. 9,300 231,884
Beneteau SACA(a) 8,344 79,801
BRP, Inc.(a) 256 12,285
Games Workshop Group plc 663 119,947
Mizuno Corp. 1,000 56,183
Roland Corp. 3,100 79,277
Sankyo Co. Ltd. 3,300 44,508
Sanlorenzo SpA 984 36,518
Sega Sammy Holdings, Inc. 2,600 50,623
Shimano, Inc. 1,100 155,641
Technogym SpA(b) 4,905 57,313
Thule Group AB(b) 2,024 64,420
Universal Entertainment Corp.(a) 9,600 70,675
Yamaha Corp.(a) 8,400 59,779
Yonex Co. Ltd. 2,400 32,424
1,151,278
Life Sciences Tools & Services -
0 .3%
AddLife AB, Class B 336 4,603
Bachem Holding AG(a) 328 21,113
Eurofins Scientific SE(a) 1,550 83,562
Evotec SE* 3,328 29,926
Gerresheimer AG 574 40,516
Lonza Group AG (Registered) 837 536,462
QIAGEN NV*(a) 1,369 61,041
Sartorius AG (Preference) 330 96,054
Sartorius Stedim Biotech 158 36,693
Siegfried Holding AG (Registered) 38 43,020
SKAN Group AG 451 39,187
Tecan Group AG (Registered) 220 57,177
Wuxi Biologics Cayman, Inc.*(b) 31,000 73,287
1,122,641
Machinery -
4 .1%
Aalberts NV 2,078 74,094
Alfa Laval AB 3,720 166,737
Alstom SA* 6,510 129,360
Amada Co. Ltd. 7,200 74,674
ANDRITZ AG 1,352 77,020
Atlas Copco AB, Class A 30,318 510,447
Atlas Copco AB, Class B 19,561 293,167
ATS Corp.*(a) 1,476 40,063
AutoStore Holdings Ltd.*(b) 15,006 13,540
Beijer Alma AB 2,304 36,750
Bodycote plc 59,520 475,541
Bucher Industries AG (Registered) 82 33,232
Burckhardt Compression Holding AG 128 97,545
Cargotec OYJ, Class B 684 34,131
CKD Corp. 4,100 67,623
Construcciones y Auxiliar de
Ferrocarriles SA 4,743 176,022
Investments Shares Value
Machinery
(continued)
Daetwyler Holding AG 32 $ 4,891
Daifuku Co. Ltd. 6,300 130,882
Daimler Truck Holding AG 8,866 393,090
Danieli & C Officine Meccaniche
SpA(a) 3,255 85,439
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 10,509 213,030
DMG Mori Co. Ltd.(a) 2,100 34,107
Duerr AG 14,756 366,617
Ebara Corp. 5,500 91,619
Electrolux Professional AB, Class B 5,882 40,847
Epiroc AB, Class A(a) 7,192 137,931
Epiroc AB, Class B 4,256 71,540
FANUC Corp. 9,300 279,811
FLSmidth & Co. A/S 2,170 113,243
Fluidra SA 912 23,588
Fuji Corp. 1,000 15,195
Fujitec Co. Ltd. 200 7,651
GEA Group AG 2,294 121,740
Georg Fischer AG (Registered) 1,240 98,594
Glory Ltd. 15,500 264,706
Harmonic Drive Systems, Inc. 1,500 43,494
Hitachi Construction Machinery Co.
Ltd.(a) 2,800 67,446
Hoshizaki Corp. 2,400 89,336
Husqvarna AB, Class B(a) 7,480 40,229
IHI Corp. 2,500 151,356
IMI plc 1,824 45,600
Indutrade AB 3,998 110,765
Interpump Group SpA(a) 1,535 72,956
Interroll Holding AG (Registered) 31 73,058
Iveco Group NV 67,425 828,483
Jungheinrich AG (Preference) 16,833 436,769
Kanadevia Corp. 58,900 407,755
Kardex Holding AG (Registered) 8 2,489
Kawasaki Heavy Industries Ltd. 2,800 127,768
KION Group AG 1,419 53,237
Kitz Corp. 21,700 164,659
Knorr-Bremse AG 918 73,005
Komatsu Ltd. 18,600 568,871
Kone OYJ, Class B 4,340 225,582
Konecranes OYJ 1,310 79,394
Krones AG 246 33,756
KSB SE & Co. KGaA (Preference) 217 145,275
Kubota Corp. 21,700 273,475
Kurita Water Industries Ltd. 2,500 87,714
Kyokuto Kaihatsu Kogyo Co. Ltd. 3,400 53,135
Makino Milling Machine Co. Ltd. 7,300 546,852
Makita Corp. 3,600 107,337
Max Co. Ltd. 2,800 71,876
Metso OYJ(a) 9,579 95,595
MINEBEA MITSUMI, Inc. 6,711 108,824
MISUMI Group, Inc. 4,100 66,180
Mitsubishi Heavy Industries Ltd. 39,100 579,746
Mitsubishi Logisnext Co. Ltd.(a) 12,400 160,315
Mitsuboshi Belting Ltd. 1,300 33,035

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Mitsui E&S Co. Ltd.(a) 34,100 $ 349,698
Miura Co. Ltd. 2,100 50,991
Morgan Advanced Materials plc 85,033 289,502
Nabtesco Corp. 3,400 61,172
Namura Shipbuilding Co. Ltd.(a) 18,600 241,434
NFI Group, Inc.* 4,826 40,054
NGK Insulators Ltd. 3,400 43,914
Nitta Corp. 6,200 144,540
Noritake Co. Ltd. 9,300 231,824
NSK Ltd. 15,200 66,277
NTN Corp.(a) 151,900 244,747
OC Oerlikon Corp. AG Pfaffikon
(Registered) 50,933 205,964
OKUMA Corp. 1,400 31,779
OSG Corp.(a) 27,900 310,170
Pfeiffer Vacuum Technology AG 220 35,494
Rational AG 55 49,085
Rotork plc 13,640 59,218
Sandvik AB 11,935 248,211
Schindler Holding AG 498 144,785
Schindler Holding AG (Registered) 348 98,492
Seatrium Ltd.* 32,477 53,437
SFS Group AG 220 27,814
Shibaura Machine Co. Ltd.(a) 6,200 143,539
Shibuya Corp. 6,200 146,742
SKF AB, Class A 1,408 28,582
SKF AB, Class B 4,703 95,596
SMC Corp.(a) 700 266,167
Spirax Group plc 1,023 102,898
Stabilus SE 7,936 263,583
Stadler Rail AG(a) 3,003 67,134
Sulzer AG (Registered) 280 45,883
Sumitomo Heavy Industries Ltd. 3,300 68,366
Tadano Ltd. 3,400 25,349
Techtronic Industries Co. Ltd. 15,500 208,083
Tocalo Co. Ltd. 3,800 44,417
TOMRA Systems ASA 3,872 57,441
Toyota Industries Corp. 3,100 260,752
Trelleborg AB, Class B 2,666 101,005
Troax Group AB 1,806 38,212
Tsubakimoto Chain Co. 27,900 344,674
Valmet OYJ(a) 3,037 83,190
VAT Group AG(b) 341 132,712
Vesuvius plc 72,478 369,686
Volvo AB, Class A 3,112 86,387
Volvo AB, Class B 27,187 753,955
Wacker Neuson SE 7,967 135,826
Wartsila OYJ Abp 5,216 98,984
Weir Group plc (The) 3,286 99,054
YAMABIKO Corp. 12,400 219,653
Yaskawa Electric Corp.(a) 3,100 90,868
18,227,174
Marine Transportation -
0 .5%
AP Moller - Maersk A/S, Class A 63 91,452
Investments Shares Value
Marine Transportation
(continued)
AP Moller - Maersk A/S, Class B(a) 62 $ 91,944
Clarkson plc 1,408 74,879
D/S Norden A/S(a) 6,231 177,775
Dfds A/S(a) 8,215 122,569
Golden Ocean Group Ltd.(a) 3,228 30,069
Hoegh Autoliners ASA 1,824 16,635
Iino Kaiun Kaisha Ltd.(a) 27,900 202,516
Kawasaki Kisen Kaisha Ltd.(a) 9,300 118,495
Kuehne + Nagel International AG
(Registered)(a) 620 141,745
Mitsui OSK Lines Ltd.(a) 7,300 249,289
MPC Container Ships ASA 104,780 170,549
Nippon Yusen KK 9,300 293,324
NS United Kaiun Kaisha Ltd.(a) 3,200 81,214
Odfjell SE, Class A 5,939 62,204
Pacific Basin Shipping Ltd.(a) 1,891,000 383,462
SITC International Holdings Co. Ltd. 24,000 57,292
Stolt-Nielsen Ltd. 891 23,094
Wallenius Wilhelmsen ASA 2,952 23,881
2,412,388
Media -
0 .9%
4imprint Group plc 73 5,470
Atresmedia Corp. de Medios de
Comunicacion SA 25,451 116,942
CyberAgent, Inc. 6,300 47,357
Cyfrowy Polsat SA* 8,832 33,665
Dentsu Group, Inc.(a) 3,200 74,498
Future plc 35,929 410,498
Hakuhodo DY Holdings, Inc.(a) 4,700 35,056
Informa plc 14,880 160,190
IPSOS SA 12,896 614,265
ITV plc 48,868 45,025
JCDecaux SE* 968 16,272
Metropole Television SA(a) 14,291 184,217
MFE-MediaForEurope NV, Class A(a) 47,266 154,482
MFE-MediaForEurope NV, Class
B(a) 20,271 90,149
Nine Entertainment Co. Holdings
Ltd.(a) 425,692 361,114
ProSiebenSat.1 Media SE 56,761 328,368
Publicis Groupe SA 2,883 308,543
Sanoma OYJ 3,895 33,729
Schibsted ASA, Class A 1,862 55,344
SES SA, Class A, ADR(a) 108,996 355,330
SKY Perfect JSAT Holdings, Inc. 6,200 37,476
Television Francaise 1 SA(a) 23,684 187,363
TV Asahi Holdings Corp. 7,400 117,607
TX Group AG 205 42,081
WPP plc 16,554 159,082
3,974,123
Metals & Mining -
4 .7%
Acerinox SA 64,945 655,219
Agnico Eagle Mines Ltd. 4,984 464,864
Alamos Gold, Inc., Class A 3,910 82,047
Alleima AB 56,885 474,498

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Anglo American plc 14,725 $ 435,549
Antofagasta plc 4,384 93,967
Aperam SA(a) 15,469 430,001
ArcelorMittal SA 7,998 200,957
ARE Holdings, Inc. 21,700 269,481
Aurubis AG 738 58,191
AVZ Minerals Ltd.*‡(a) 111,012 —
B2Gold Corp. 25,251 61,199
Barrick Gold Corp. 20,429 335,158
Bekaert SA 12,834 450,679
Bellevue Gold Ltd.*(a) 49,941 38,938
BHP Group Ltd. 55,118 1,373,475
BlueScope Steel Ltd. 7,719 102,505
Boliden AB 4,433 133,639
Calibre Mining Corp.* 199,826 357,362
Capricorn Metals Ltd.* 18,670 89,903
Capstone Copper Corp.* 11,016 61,916
Centerra Gold, Inc. 8,892 55,811
Champion Iron Ltd.(a) 6,468 22,472
De Grey Mining Ltd.* 1,760 2,207
Deterra Royalties Ltd. 114,917 291,735
Dowa Holdings Co. Ltd. 1,100 33,004
Dundee Precious Metals, Inc. 57,226 582,040
Eldorado Gold Corp.*(a) 65 993
Emerald Resources NL* 21,402 57,803
Endeavour Mining plc 3,755 76,659
Equinox Gold Corp.*(a) 126,263 764,596
Eramet SA(a) 2,356 132,378
ERO Copper Corp.*(a) 4,268 57,349
Evolution Mining Ltd. 33,618 119,525
Falcon Metals Ltd.* 1 — (e)
First Majestic Silver Corp.(a) 6,752 38,603
First Quantum Minerals Ltd.* 10,478 131,603
Foran Mining Corp.*(a) 11,210 29,413
Fortescue Ltd. 27,063 322,925
Fortuna Mining Corp.* 16,198 82,318
Franco-Nevada Corp. 2,246 306,399
Genesis Minerals Ltd.*(a) 50,654 100,789
Glencore plc 205,127 893,356
Gold Road Resources Ltd. 57,903 89,570
Granges AB 33,201 405,280
Grupa Kety SA 308 57,959
Hill & Smith plc 3,178 78,739
Hochschild Mining plc* 91,109 199,245
Hudbay Minerals, Inc. 4,608 38,118
IAMGOLD Corp.* 13,733 85,722
IGO Ltd.(a) 16,378 50,364
Ivanhoe Mines Ltd., Class A*(a) 8,367 90,184
Jastrzebska Spolka Weglowa SA* 17,670 101,105
JFE Holdings, Inc.(a) 9,300 108,105
K92 Mining, Inc.*(a) 5,700 37,980
KGHM Polska Miedz SA 2,883 89,413
Kinross Gold Corp. 17,385 196,508
Kobe Steel Ltd.(a) 9,400 100,708
Investments Shares Value
Metals & Mining
(continued)
Labrador Iron Ore Royalty Corp.(a) 512 $ 10,786
Liontown Resources Ltd.*(a) 27,470 11,566
Lundin Gold, Inc. 1,287 31,992
Lundin Mining Corp.(a) 10,787 85,506
Lynas Rare Earths Ltd.*(a) 13,899 54,878
MAG Silver Corp.*(a) 4,656 73,429
Maruichi Steel Tube Ltd. 2,000 43,694
Mineral Resources Ltd.(a) 2,376 51,841
Mitsubishi Materials Corp.(a) 3,800 60,086
Mongolian Mining Corp.*(a) 186,000 167,103
New Gold, Inc.* 33,602 101,856
NGEx Minerals Ltd.*(a) 5,511 49,659
Nickel Industries Ltd. 41,914 20,000
Nippon Light Metal Holdings Co. Ltd. 15,500 159,654
Nippon Steel Corp.(a) 21,715 452,811
Norsk Hydro ASA 22,630 134,046
Northern Star Resources Ltd.(a) 13,276 143,260
Novagold Resources, Inc.* 4,608 14,445
OceanaGold Corp. 232,508 696,761
Orla Mining Ltd.* 10,780 66,396
Outokumpu OYJ(a) 7,392 23,722
Pan American Silver Corp. 4,418 102,835
Pilbara Minerals Ltd.*(a) 34,446 49,417
Ramelius Resources Ltd.(a) 54,050 83,273
Regis Resources Ltd.* 40,098 76,534
Rio Tinto Ltd.(a) 4,557 333,701
Rio Tinto plc 20,150 1,224,578
Sandfire Resources Ltd.* 11,559 72,171
Sandstorm Gold Ltd. 13,342 78,122
Sanyo Special Steel Co. Ltd. 6,800 87,871
Seabridge Gold, Inc.*(a) 3,604 44,470
SilverCrest Metals, Inc.* 2,496 26,248
Sims Ltd.(a) 3,162 26,192
South32 Ltd. 35,216 73,806
SSAB AB, Class A 6,150 29,773
SSAB AB, Class B 12,333 58,568
SSR Mining, Inc.*(a) 68,944 554,123
Stanmore Resources Ltd.(a) 115,010 189,387
Sumitomo Metal Mining Co. Ltd. 5,000 115,854
Teck Resources Ltd., Class B 6,386 261,790
thyssenkrupp AG 168,299 840,310
Tokyo Steel Manufacturing Co. Ltd. 18,600 188,102
Torex Gold Resources, Inc.* 28,272 601,848
UACJ Corp. 12,200 421,505
Vault Minerals Ltd.* 213,354 51,901
voestalpine AG 1,880 39,556
Wesdome Gold Mines Ltd.* 3,534 35,041
West African Resources Ltd.* 357,430 372,321
Wheaton Precious Metals Corp. 5,766 361,029
Yamato Kogyo Co. Ltd. 1,300 64,643
Yodogawa Steel Works Ltd. 1,600 58,276
Zimplats Holdings Ltd.*(a) 4,902 36,477
21,013,739
Multi-Utilities -
0 .9%
A2A SpA 29,479 70,024

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
ACEA SpA 3,026 $ 58,069
AGL Energy Ltd. 11,596 83,324
Algonquin Power & Utilities Corp.(a) 5,134 22,936
Atco Ltd., Class I 2,844 90,784
Canadian Utilities Ltd., Class A 2,278 53,401
Centrica plc 100,595 178,117
E.ON SE 42,749 507,502
Engie SA 39,463 652,893
Hera SpA 19,272 70,841
Iren SpA 224,192 487,093
National Grid plc 91,481 1,113,736
REN - Redes Energeticas Nacionais
SGPS SA 6,188 15,278
Sembcorp Industries Ltd. 16,300 67,110
Telecom Plus plc 448 9,307
Veolia Environnement SA 13,237 379,102
3,859,517
Office REITs -
0 .2%
Abacus Group, REIT(a) 35,454 25,431
Allied Properties REIT, REIT(a) 22,289 267,483
Champion REIT, REIT 682,000 145,300
Cromwell Property Group, REIT(a) 219,776 53,463
Derwent London plc, REIT 384 9,357
Dexus, REIT 9,792 44,342
Gecina SA, REIT 440 43,110
Global One Real Estate Investment
Corp., REIT 48 32,641
Great Portland Estates plc, REIT 19,240 68,971
Ichigo Office REIT Investment Corp.,
REIT 41 21,950
Japan Prime Realty Investment
Corp., REIT(a) 13 28,712
Japan Real Estate Investment Corp.,
REIT(a) 120 84,779
Keppel REIT, REIT 3,800 2,397
Nippon Building Fund, Inc., REIT 117 93,313
Orix JREIT, Inc., REIT 68 75,707
Precinct Properties Group, REIT 67,298 46,798
Workspace Group plc, REIT 4,978 29,040
1,072,794
Oil, Gas & Consumable Fuels -
5 .9%
Advantage Energy Ltd.* 50,344 320,853
Aker BP ASA 3,997 83,692
Ampol Ltd.(a) 4,284 77,759
ARC Resources Ltd. 11,377 195,528
Athabasca Oil Corp.* 14,752 49,504
Avance Gas Holding Ltd.(a)(b) 5,472 41,823
Baytex Energy Corp.(a) 256,587 618,325
Beach Energy Ltd.(a) 537,943 511,701
Birchcliff Energy Ltd.(a) 15,130 59,653
Bluenord ASA* 7,626 453,334
Boss Energy Ltd.*(a) 21,197 43,764
BP plc 286,781 1,505,535
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
BRIGHTOIL*‡ 50,147 $ —
BW Energy Ltd.*(a) 16,694 38,691
Cameco Corp.(a) 5,115 253,834
Canadian Natural Resources Ltd. 24,459 745,634
Cenovus Energy, Inc.(a) 23,808 345,551
Cool Co. Ltd.(a) 7,714 67,045
Cosmo Energy Holdings Co. Ltd.(a) 1,600 69,848
Denison Mines Corp.*(a) 19,424 35,676
DNO ASA 337,621 391,249
Enbridge, Inc.(a) 23,312 1,011,676
ENEOS Holdings, Inc. 52,700 267,873
Energean plc 52,204 600,984
Eni SpA 39,649 564,675
Equinor ASA 13,299 321,934
Esso SA Francaise 672 78,380
Etablissements Maurel et Prom SA 16,750 107,870
FLEX LNG Ltd.(a) 9,610 246,362
Freehold Royalties Ltd.(a) 5,060 43,673
Galp Energia SGPS SA 5,704 96,119
Gaztransport Et Technigaz SA 410 63,037
Gibson Energy, Inc. 4,495 76,104
Harbour Energy plc 19,840 57,908
Headwater Exploration, Inc.(a) 70,990 327,929
Idemitsu Kosan Co. Ltd. 21,700 146,021
Imperial Oil Ltd.(a) 2,356 157,262
Inpex Corp. 17,500 211,334
International Petroleum Corp.*(a) 4,726 61,708
Ithaca Energy plc 78,616 122,692
Itochu Enex Co. Ltd. 15,600 160,282
Iwatani Corp.(a) 5,588 61,564
Japan Petroleum Exploration Co. Ltd. 8,500 60,765
Karoon Energy Ltd.(a) 216,938 213,798
Keyera Corp.(a) 3,011 85,740
Koninklijke Vopak NV 1,224 56,368
MEG Energy Corp.(a) 4,396 72,333
Neste OYJ(a) 7,378 93,840
New Hope Corp. Ltd. 10,930 32,997
NexGen Energy Ltd.*(a) 10,602 69,472
NuVista Energy Ltd.* 58,001 521,038
Oil Refineries Ltd.(a) 647,094 191,041
Okeanis Eco Tankers Corp.(b) 3,720 90,331
OMV AG 2,883 119,521
ORLEN SA 7,626 101,168
Paladin Energy Ltd.*(a) 5,712 31,781
Paramount Resources Ltd., Class
A(a) 26,908 534,723
Parex Resources, Inc.(a) 36,797 351,900
Parkland Corp.(a) 2,923 65,292
Paz Retail And Energy Ltd. 3,070 442,141
Pembina Pipeline Corp. 7,378 267,254
Peyto Exploration & Development
Corp.(a) 65,007 704,271
PrairieSky Royalty Ltd.(a) 3,853 71,992
Repsol SA 19,964 233,893
San-Ai Obbli Co. Ltd.(a) 15,500 180,675
Santos Ltd. 60,667 266,779

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Secure Waste Infrastructure Corp. 5,504 $ 57,083
Shell plc 121,923 4,057,805
South Bow Corp.(a) 1,888 45,341
Suncor Energy, Inc. 24,273 913,935
Tamar Petroleum Ltd.(b) 11,265 78,463
Tamarack Valley Energy Ltd.(a) 180,141 548,539
TC Energy Corp. 11,873 536,898
Topaz Energy Corp. 3,731 64,534
TORM plc, Class A(a) 15,810 315,619
TotalEnergies SE 42,067 2,465,977
Tourmaline Oil Corp.(a) 5,952 272,109
United Energy Group Ltd.(a) 2,170,000 103,047
Var Energi ASA 7,339 22,580
Veren, Inc.(a) 13,396 67,708
Vermilion Energy, Inc.(a) 57,040 527,371
Viva Energy Group Ltd.(b) 17,630 28,591
Whitecap Resources, Inc.(a) 11,560 76,388
Whitehaven Coal Ltd.(a) 16,702 63,757
Woodside Energy Group Ltd.(a) 37,882 583,870
Yellow Cake plc*(b) 7,602 46,493
26,429,607
Paper & Forest Products -
0 .3%
Daio Paper Corp.(a) 3,745 20,847
Hokuetsu Corp.(a) 6,700 63,517
Holmen AB, Class B 1,540 58,540
Mondi plc 9,672 151,727
Navigator Co. SA (The) 5,269 19,335
Nippon Paper Industries Co. Ltd.(a) 31,000 177,572
Oji Holdings Corp. 11,400 46,196
Semapa-Sociedade de Investimento
e Gestao 4,873 76,087
Stella-Jones, Inc. 1,224 59,271
Stora Enso OYJ, Class R(a) 5,168 57,458
Svenska Cellulosa AB SCA, Class
A(a) 2,068 28,385
Svenska Cellulosa AB SCA, Class
B(a) 5,938 82,042
UPM-Kymmene OYJ 10,478 309,344
West Fraser Timber Co. Ltd.(a) 1,071 93,186
1,243,507
Passenger Airlines -
0 .4%
Air Canada* 5,030 68,109
Air France-KLM*(a) 41,230 342,885
Air New Zealand Ltd.(a) 11,968 4,263
ANA Holdings, Inc. 3,200 60,229
Cathay Pacific Airways Ltd.(a) 38,000 51,209
Deutsche Lufthansa AG (Registered) 10,813 70,434
easyJet plc 6,806 43,282
El Al Israel Airlines* 70,928 178,357
Exchange Income Corp.(a) 2,185 84,382
International Consolidated Airlines
Group SA 67,363 282,829
JET2 plc 3,893 74,058
Investments Shares Value
Passenger Airlines
(continued)
Norwegian Air Shuttle ASA* 126,294 $ 121,273
Qantas Airways Ltd.* 20,943 123,055
Singapore Airlines Ltd. 21,799 102,296
Wizz Air Holdings plc*(a)(b) 17,391 277,894
1,884,555
Personal Care Products -
0 .8%
Beiersdorf AG 1,240 166,222
Haleon plc 64,635 300,930
Intercos SpA 2,166 32,064
Interparfums SA 174 7,959
Kao Corp. 6,200 247,519
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 33,652
Kose Corp. 700 31,128
L'Oreal SA 2,604 970,455
Milbon Co. Ltd. 1,000 20,665
Noevir Holdings Co. Ltd. 1,000 29,900
Pola Orbis Holdings, Inc. 2,000 18,276
Rohto Pharmaceutical Co. Ltd. 3,900 66,490
Shiseido Co. Ltd. 5,600 94,659
Unilever plc 27,063 1,557,609
3,577,528
Pharmaceuticals -
4 .2%
ALK-Abello A/S, Class B* 2,158 48,943
Almirall SA 4,661 46,079
Astellas Pharma, Inc. 21,700 212,235
AstraZeneca plc 17,112 2,412,020
Bausch Health Cos., Inc.* 6,304 46,924
Bayer AG (Registered) 15,469 347,989
Camurus AB* 702 37,832
Chugai Pharmaceutical Co. Ltd. 8,300 360,944
Daiichi Sankyo Co. Ltd. 21,700 599,360
Eisai Co. Ltd. 3,500 104,446
Faes Farma SA 17,897 65,861
Financiere de Tubize SA 510 81,010
Galderma Group AG* 608 74,121
GSK plc 76,508 1,335,663
H Lundbeck A/S, Class A 5,650 28,296
Haw Par Corp. Ltd. 46,500 396,621
Hikma Pharmaceuticals plc 2,800 79,742
Hutchmed China Ltd.*(a) 12,540 34,202
Indivior plc* 45,415 540,321
Ipsen SA 710 87,979
JCR Pharmaceuticals Co. Ltd. 2,400 8,571
Kaken Pharmaceutical Co. Ltd. 1,500 40,878
Kissei Pharmaceutical Co. Ltd. 1,400 35,802
Kyowa Kirin Co. Ltd. 4,300 64,424
Laboratorios Farmaceuticos Rovi SA 424 28,892
Merck KGaA 1,581 240,613
Mochida Pharmaceutical Co. Ltd. 900 19,616
Nippon Shinyaku Co. Ltd. 1,400 34,039
Novartis AG (Registered) 21,049 2,215,587
Novo Nordisk A/S, Class B 35,495 3,002,997
Nxera Pharma Co. Ltd.* 3,400 21,276
Ono Pharmaceutical Co. Ltd.(a) 9,300 96,874

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Orion OYJ, Class A 352 $ 18,882
Orion OYJ, Class B 39 2,122
Otsuka Holdings Co. Ltd. 6,300 331,009
Recordati Industria Chimica e
Farmaceutica SpA 1,578 96,374
Roche Holding AG 434 145,009
Roche Holding AG - BR 7,626 2,401,890
Sandoz Group AG 3,224 154,942
Sanofi SA 12,245 1,328,938
Santen Pharmaceutical Co. Ltd. 1,100 11,128
Shionogi & Co. Ltd. 10,200 150,843
Sumitomo Pharma Co. Ltd.* 3,200 12,606
Takeda Pharmaceutical Co. Ltd. 18,600 505,569
Teva Pharmaceutical Industries Ltd.* 22,227 398,077
Torii Pharmaceutical Co. Ltd. 800 25,728
Tsumura & Co. 900 26,619
UCB SA 1,302 254,728
Virbac SACA 132 44,459
ZERIA Pharmaceutical Co. Ltd. 1,800 26,003
18,685,083
Professional Services -
1 .2%
Adecco Group AG (Registered)(a) 2,368 56,902
AFRY AB 3,300 52,815
ALS Ltd.(a) 8,440 86,495
Arcadis NV 1,152 66,165
BayCurrent, Inc. 1,400 60,077
Bell System24 Holdings, Inc. 3,800 31,043
Benefit Systems SA 76 55,857
Bureau Veritas SA 3,813 119,469
Computershare Ltd. 6,727 147,530
Danel Adir Yeoshua Ltd. 533 61,973
dip Corp.(a) 1,400 20,984
en Japan, Inc.(a) 2,000 25,973
Experian plc 9,238 459,951
Funai Soken Holdings, Inc. 2,700 42,056
GlobalData plc 15,742 34,817
Hilan Ltd. 646 40,566
Intertek Group plc 2,170 137,783
IPH Ltd.(a) 14,593 45,603
JAC Recruitment Co. Ltd. 5,200 22,969
MEITEC Group Holdings, Inc. 2,400 46,745
Pagegroup plc 17,519 71,313
Persol Holdings Co. Ltd. 42,000 64,173
Randstad NV(a) 1,829 79,590
Recruit Holdings Co. Ltd. 16,100 1,136,409
RELX plc 19,840 992,251
SGS SA (Registered) 1,736 169,232
SmartGroup Corp. Ltd. 7,766 38,898
SMS Co. Ltd. 2,000 21,556
TechnoPro Holdings, Inc. 1,100 22,071
Teleperformance SE(a) 1,054 99,313
Thomson Reuters Corp. 1,767 297,983
Transcosmos, Inc. 6,200 128,725
UT Group Co. Ltd. 9,300 131,948
Investments Shares Value
Professional Services
(continued)
Wolters Kluwer NV 2,945 $ 538,054
5,407,289
Real Estate Management & Development -
1 .8%
Aedas Homes SA(b) 2,464 76,459
Aeon Mall Co. Ltd.(a) 1,990 25,195
AFI Properties Ltd.* 578 28,823
Africa Israel Residences Ltd. 510 38,434
Airport City Ltd.* 1,928 32,641
Allreal Holding AG (Registered) 558 104,834
Altus Group Ltd.(a) 1,672 68,519
Amot Investments Ltd. 5,448 31,955
Aroundtown SA* 17,984 53,655
Atrium Ljungberg AB, Class B 792 14,065
Aura Investments Ltd. 6,930 45,476
Azrieli Group Ltd. 532 44,216
Big Shopping Centers Ltd.* 287 44,968
Blue Square Real Estate Ltd. 1,457 132,388
CA Immobilien Anlagen AG 572 14,188
Capitaland India Trust 55,054 41,434
CapitaLand Investment Ltd. 10,200 18,514
Castellum AB*(a) 5,643 61,485
Catena AB(a) 924 40,396
Cibus Nordic Real Estate AB publ(a) 4,386 71,406
Citycon OYJ(a) 35,030 124,322
CK Asset Holdings Ltd. 31,000 129,107
Colliers International Group, Inc. 704 100,521
Corem Property Group AB, Class B 17,612 9,388
CTP NV(b) 1,492 24,878
Daito Trust Construction Co. Ltd. 1,100 118,169
Daiwa House Industry Co. Ltd. 12,300 389,057
Deutsche EuroShop AG 3,420 67,550
Deutsche Wohnen SE 1,012 25,406
Develia SA 139,128 192,497
Dios Fastigheter AB* 7,480 51,876
Electra Real Estate Ltd. 1,476 18,773
Fabege AB 5,412 40,715
Fastighets AB Balder, Class B* 262 1,876
FastPartner AB, Class A 3,124 17,683
FirstService Corp. 572 104,392
G City Ltd. 26,375 99,049
Grainger plc 33,108 87,625
Grand City Properties SA* 6,160 71,336
Great Eagle Holdings Ltd. 93,451 125,455
Hang Lung Group Ltd.(a) 279,000 368,820
Hang Lung Properties Ltd.(a) 69,479 54,841
Heiwa Real Estate Co. Ltd. 1,300 37,988
Henderson Land Development Co.
Ltd. 31,239 86,601
Ho Bee Land Ltd. 49,400 66,338
Hufvudstaden AB, Class A 304 3,392
Hulic Co. Ltd. 9,300 82,340
Hysan Development Co. Ltd. 186,000 268,320
Ichigo, Inc.(a) 17,800 40,922
IMMOFINANZ AG* 9,672 169,318
International Workplace Group plc 28,576 61,143

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Intershop Holding AG 350 $ 52,574
Israel Canada T.R Ltd. 12,240 53,879
Isras Holdings Ltd.*(a) 1,151 132,058
Isras Investment Co. Ltd. 463 110,674
Kerry Properties Ltd. 34,000 66,764
Kojamo OYJ* 1,596 16,641
LEG Immobilien SE 1,085 89,872
Leopalace21 Corp. 49,600 177,772
Lifestyle Communities Ltd.(a) 1,054 6,482
Mainstreet Equity Corp. 266 37,781
Mega Or Holdings Ltd., REIT(a) 1,216 39,813
Melisron Ltd. 460 43,638
Mitsubishi Estate Co. Ltd. 15,500 227,020
Mitsui Fudosan Co. Ltd. 37,200 338,608
Mivne Real Estate KD Ltd. 14,248 42,822
Mobimo Holding AG (Registered) 221 73,622
Nomura Real Estate Holdings, Inc. 1,400 37,448
NP3 Fastigheter AB 1,462 34,834
Nyfosa AB* 32 330
PEXA Group Ltd.*(a) 32 264
Prashkovsky Investments and
Construction Ltd. 850 24,333
Property & Building Corp. Ltd. 864 60,638
PSP Swiss Property AG (Registered) 675 100,129
Raysum Co. Ltd. 3,300 125,522
Relo Group, Inc.(a) 2,270 27,999
Sagax AB, Class B(a) 2,420 53,436
Sinarmas Land Ltd. 424,700 92,442
Sino Land Co. Ltd. 10,304 9,879
Sirius Real Estate Ltd., REIT 58,680 58,440
Starts Corp., Inc. 9,300 232,125
StorageVault Canada, Inc. 12,833 32,343
Sumitomo Realty & Development
Co. Ltd. 6,200 215,889
Sun Frontier Fudousan Co. Ltd. 9,300 120,957
Sun Hung Kai Properties Ltd. 36,000 322,501
Swire Properties Ltd. 13,600 26,810
Swiss Prime Site AG (Registered) 957 109,712
TAG Immobilien AG* 2,432 36,456
Tokyo Tatemono Co. Ltd. 5,200 80,728
Tokyu Fudosan Holdings Corp. 11,200 72,400
Tosei Corp. 3,400 52,608
UOL Group Ltd. 6,799 25,484
Vonovia SE 10,199 313,724
Wallenstam AB, Class B(a) 8,888 38,560
Wharf Holdings Ltd. (The)(a) 17,000 41,455
Wharf Real Estate Investment Co.
Ltd. 25,000 62,054
Wihlborgs Fastigheter AB 7,304 72,516
YH Dimri Construction &
Development Ltd. 452 44,890
8,065,675
Investments Shares Value
Residential REITs -
0 .1%
Advance Residence Investment
Corp., REIT(a) 36 $ 33,222
Altarea SCA, REIT(a) 1,661 174,051
Boardwalk REIT, REIT 1,000 43,259
Canadian Apartment Properties
REIT, REIT(a) 1,012 28,307
Comforia Residential REIT, Inc.,
REIT(a) 19 33,325
Daiwa Securities Living Investments
Corp., REIT 26 15,011
Ingenia Communities Group, REIT 8,284 29,711
InterRent REIT, REIT(a) 4,600 31,032
Killam Apartment REIT, REIT(a) 2,624 29,950
Nippon Accommodations Fund, Inc.,
REIT(a) 8 30,171
UNITE Group plc (The), REIT 7,032 74,881
Xior Student Housing NV, REIT(b) 1,648 53,023
575,943
Retail REITs -
0 .5%
AEON REIT Investment Corp.,
REIT(a) 68 55,067
BWP Trust, REIT 14,098 29,898
CapitaLand China Trust, REIT 16,000 8,677
CapitaLand Integrated Commercial
Trust, REIT 41,800 60,142
Carmila SA, REIT 16,492 286,309
Charter Hall Retail REIT, REIT 37,913 77,330
Choice Properties REIT, REIT 3,957 35,301
Crombie REIT, REIT 3,256 30,216
Eurocommercial Properties NV,
REIT(a) 12,797 313,289
First Capital REIT, REIT(a) 2,774 31,834
Fortune REIT, REIT 32,000 16,428
Frasers Centrepoint Trust, REIT 12,749 20,130
Hammerson plc, REIT 20,062 71,095
HomeCo Daily Needs REIT, REIT(b) 103,664 76,946
Japan Metropolitan Fund Invest,
REIT 103 62,858
Kiwi Property Group Ltd., REIT(a) 445,842 229,372
Klepierre SA, REIT 3,069 91,564
Lendlease Global Commercial REIT,
REIT 47,011 19,251
Link REIT, REIT 37,223 153,352
Mercialys SA, REIT 27,063 297,369
Scentre Group, REIT 63,240 145,556
Unibail-Rodamco-Westfield, REIT 2,077 174,588
Unibail-Rodamco-Westfield, REIT,
CHDI 5 21
Vicinity Ltd., REIT 61,712 85,069
Waypoint REIT Ltd., REIT 33,326 50,721
2,422,383
Semiconductors & Semiconductor Equipment -
1 .8%
Advantest Corp. 7,700 430,573
ams-OSRAM AG* 30,008 225,312
ASM International NV 434 255,810

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
ASML Holding NV 4,371 $ 3,283,857
ASMPT Ltd. 5,000 45,594
BE Semiconductor Industries NV 930 120,558
Camtek Ltd. 510 45,156
Disco Corp. 1,200 346,710
Elmos Semiconductor SE 410 30,261
Ferrotec Holdings Corp.(a) 15,500 258,951
Infineon Technologies AG 12,772 425,598
Japan Material Co. Ltd. 2,500 28,189
Lasertec Corp.(a) 1,100 109,893
Melexis NV(a) 495 30,103
Micronics Japan Co. Ltd. 1,900 46,748
Nordic Semiconductor ASA* 2,324 23,437
Nova Ltd.* 341 82,189
Renesas Electronics Corp.* 17,900 243,618
Rohm Co. Ltd.(a) 6,200 59,578
Sanken Electric Co. Ltd.*(a) 7,800 309,582
SCREEN Holdings Co. Ltd.(a) 1,300 91,718
Shinko Electric Industries Co. Ltd.* 1,400 52,944
Siltronic AG 999 46,006
Socionext, Inc.(a) 3,000 47,184
SOITEC*(a) 369 32,529
STMicroelectronics NV(a) 7,688 174,427
SUMCO Corp.(a) 5,700 42,589
Tokyo Electron Ltd. 4,800 812,296
Towa Corp.(a) 3,300 44,135
Tower Semiconductor Ltd.*(a) 1,608 75,596
Ulvac, Inc. 1,000 39,761
7,860,902
Software -
1 .5%
Appier Group, Inc. 4,100 42,920
Asseco Poland SA 14,725 429,622
Atoss Software SE 352 42,300
BlackBerry Ltd.* 2,822 12,510
Bytes Technology Group plc 32 184
Constellation Software, Inc. 248 813,913
Crayon Group Holding ASA*(b) 4,100 38,445
Dassault Systemes SE 6,479 254,592
Descartes Systems Group, Inc.
(The)* 1,123 130,449
Docebo, Inc.* 32 1,343
Enghouse Systems Ltd. 1,292 24,613
Fortnox AB 7,995 55,737
Fuji Soft, Inc.(a) 1,400 89,189
GB Group plc 8,897 38,560
Kinaxis, Inc.* 520 60,080
Lectra 798 22,274
Lightspeed Commerce, Inc.*(a) 800 11,573
Nemetschek SE 857 103,255
Nice Ltd.* 745 124,816
Open Text Corp. 4,433 130,886
Oracle Corp. Japan 800 73,387
Sage Group plc (The) 13,299 222,752
Sansan, Inc.*(a) 3,400 53,574
Investments Shares Value
Software
(continued)
SAP SE 11,408 $ 3,184,191
Sinch AB*(a)(b) 4,046 8,638
SiteMinder Ltd.*(a) 17,179 64,292
Systena Corp. 11,400 26,209
TeamViewer SE*(b) 29 346
Technology One Ltd. 5,005 96,591
Temenos AG (Registered) 779 66,872
Trend Micro, Inc.* 500 29,803
Truecaller AB, Class B 32 191
Vitec Software Group AB, Class B 1,025 54,219
WiseTech Global Ltd. 2,449 189,128
6,497,454
Specialized REITs -
0 .1%
Abacus Storage King, REIT 111,166 80,781
Arena REIT, REIT 16,199 39,305
Big Yellow Group plc, REIT 448 5,316
Keppel DC REIT, REIT 22,914 37,195
National Storage REIT, REIT(a) 21,924 30,769
Safestore Holdings plc, REIT 2,496 19,120
Shurgard Self Storage Ltd., REIT 532 19,799
232,285
Specialty Retail -
1 .7%
ABC-Mart, Inc. 2,100 44,007
Accent Group Ltd.(a) 25,789 35,228
AOKI Holdings, Inc. 9,300 79,037
ARCLANDS Corp.(a) 15,518 172,567
Aritzia, Inc.* 1,920 92,669
Autobacs Seven Co. Ltd. 2,100 20,180
Avolta AG 1,330 60,667
Bic Camera, Inc.(a) 4,200 45,404
Bilia AB, Class A 19,251 226,813
Carasso Motors Ltd. 7,744 62,065
CCC SA* 952 40,384
CECONOMY AG* 41,633 129,406
Currys plc* 337,063 393,479
DCM Holdings Co. Ltd. 34,100 312,482
Delek Automotive Systems Ltd.* 14,619 127,842
Douglas AG* 11,470 245,627
Dunelm Group plc 6,106 74,960
Eagers Automotive Ltd.(a) 58,900 474,299
Fast Retailing Co. Ltd. 2,000 659,090
Fielmann Group AG 152 6,921
Fox Wizel Ltd. 533 44,179
Frasers Group plc* 4,620 36,510
H & M Hennes & Mauritz AB, Class
B(a) 7,130 95,545
Hornbach Holding AG & Co. KGaA 3,100 238,795
IDOM, Inc.(a) 18,600 138,854
Industria de Diseno Textil SA 13,020 713,562
JB Hi-Fi Ltd.(a) 1,669 105,676
JD Sports Fashion plc 50,924 56,391
Joyful Honda Co. Ltd. 2,000 24,191
Kingfisher plc 31,714 97,018
Kohnan Shoji Co. Ltd.(a) 7,700 179,758
Komeri Co. Ltd.(a) 9,300 182,877

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
K's Holdings Corp.(a) 3,800 $ 35,006
Leon's Furniture Ltd.(a) 5,580 100,099
Lovisa Holdings Ltd.(a) 1,530 27,762
Luk Fook Holdings International Ltd.
(a) 93,672 171,917
Nextage Co. Ltd. 15,500 150,646
Nishimatsuya Chain Co. Ltd.(a) 3,800 57,227
Nitori Holdings Co. Ltd.(a) 1,100 129,073
Nojima Corp. 21,700 327,357
Pet Valu Holdings Ltd. 1,716 30,214
Pets at Home Group plc 22,870 64,223
Premier Investments Ltd. 1,517 22,596
Sanrio Co. Ltd.(a) 2,600 97,888
Shimamura Co. Ltd. 1,000 57,133
Super Retail Group Ltd.(a) 5,324 52,071
USS Co. Ltd. 3,600 32,397
Watches of Switzerland Group plc*(c) 76,787 548,617
WH Smith plc 768 12,472
Yamada Holdings Co. Ltd. 26,400 77,657
Yellow Hat Ltd. 12,400 219,252
Zalando SE*(b) 1,836 68,977
ZOZO, Inc.(a) 2,800 92,327
7,591,394
Technology Hardware, Storage & Peripherals -
0 .3%
Brother Industries Ltd. 4,000 70,881
Canon, Inc. 9,300 301,372
Eizo Corp. 3,000 42,777
Elecom Co. Ltd. 1,600 15,457
FUJIFILM Holdings Corp. 15,500 344,834
Logitech International SA
(Registered) 1,984 199,875
Ricoh Co. Ltd. 11,200 129,214
Riso Kagaku Corp. 3,400 30,915
Seiko Epson Corp. 6,200 112,749
Toshiba TEC Corp. 1,100 24,259
Wacom Co. Ltd. 7,600 32,982
1,305,315
Textiles, Apparel & Luxury Goods -
1 .6%
adidas AG 1,860 492,865
Asics Corp. 9,200 207,111
Brunello Cucinelli SpA 660 85,489
Burberry Group plc 3,264 48,344
Cie Financiere Richemont SA
(Registered) 5,704 1,112,470
Coats Group plc 9,111 10,868
Crystal International Group Ltd.(b) 197,500 117,360
Delta Galil Ltd. 272 15,459
Gildan Activewear, Inc. 2,466 127,621
Goldwin, Inc. 1,000 53,026
Gunze Ltd. 6,200 211,405
Hermes International SCA 372 1,053,405
HUGO BOSS AG 1,232 57,927
Kering SA 775 204,192
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
LPP SA 24 $ 97,429
LVMH Moet Hennessy Louis Vuitton
SE 2,852 2,085,734
Moncler SpA 2,325 148,111
New Wave Group AB, Class B 3,468 33,240
Pandora A/S 930 178,856
Puma SE 672 21,244
Samsonite International SA(b) 24,600 71,354
Seiko Group Corp. 9,300 320,710
Stella International Holdings Ltd. 186,000 420,622
Swatch Group AG (The)(a) 527 98,372
Wacoal Holdings Corp. 700 24,546
Yue Yuen Industrial Holdings Ltd. 16,000 33,924
7,331,684
Tobacco -
0 .6%
British American Tobacco plc 37,851 1,503,605
Imperial Brands plc 15,562 526,148
Japan Tobacco, Inc. 12,400 318,148
Scandinavian Tobacco Group A/S(b) 13,857 199,606
2,547,507
Trading Companies & Distributors -
2 .2%
AddTech AB, Class B 2,356 69,108
Ashtead Group plc(a) 5,239 345,406
Azelis Group NV 1,148 23,701
Beijer Ref AB, Class B(a) 3,876 57,828
Bossard Holding AG (Registered),
Class A 38 8,516
Brenntag SE 1,772 111,962
Bufab AB 968 40,910
Bunzl plc 4,216 180,627
Chori Co. Ltd.(a) 4,000 89,635
Diploma plc 1,805 102,092
DKSH Holding AG 660 52,041
Finning International, Inc. 2,562 64,198
Grafton Group plc 3,744 43,251
Hanwa Co. Ltd.(a) 12,100 375,854
Howden Joinery Group plc 8,925 90,991
IMCD NV 744 117,097
Inaba Denki Sangyo Co. Ltd. 900 21,540
Inabata & Co. Ltd.(a) 15,500 321,811
ITOCHU Corp.(a) 27,100 1,257,083
Kanamoto Co. Ltd.(a) 12,400 251,043
Kanematsu Corp.(a) 27,900 470,525
Marubeni Corp. 34,100 510,454
Mitani Corp. 12,400 157,352
Mitsubishi Corp. 77,500 1,245,956
Mitsui & Co. Ltd.(a) 55,800 1,112,036
MonotaRO Co. Ltd.(a) 2,400 41,250
Nagase & Co. Ltd. 2,200 41,500
Nishio Holdings Co. Ltd. 6,500 179,868
Reece Ltd.(a) 3,403 50,731
Rexel SA 3,511 93,363
Richelieu Hardware Ltd. 2,967 84,160
RS GROUP plc 2,788 22,535
Russel Metals, Inc. 19,096 536,257

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
SGH Ltd. 3,217 $ 96,397
Sojitz Corp. 3,899 80,624
Sumitomo Corp. 24,800 538,761
Toromont Industries Ltd. 1,006 80,501
Toyota Tsusho Corp. 12,000 204,624
Travis Perkins plc 4,608 40,881
Trusco Nakayama Corp. 15,500 207,401
Yamazen Corp.(a) 3,200 27,650
Yuasa Trading Co. Ltd. 6,200 176,771
9,624,291
Transportation Infrastructure -
0 .3%
Aena SME SA(b) 775 167,898
Aeroports de Paris SA 775 88,622
Atlas Arteria Ltd. 24,967 78,956
Auckland International Airport Ltd. 19,190 93,736
Dalrymple Bay Infrastructure Ltd.(a) 15,200 34,321
Enav SpA(b) 12,657 45,499
Flughafen Zurich AG (Registered)(a) 310 75,106
Fraport AG Frankfurt Airport Services
Worldwide* 890 53,199
Getlink SE 5,208 83,673
Hutchison Port Holdings Trust 268,800 42,739
Kamigumi Co. Ltd. 3,100 67,745
Mitsubishi Logistics Corp. 8,500 61,012
Port of Tauranga Ltd.(a) 5,225 19,201
Qube Holdings Ltd.(a) 34,432 89,774
SATS Ltd. 8,200 20,511
Sumitomo Warehouse Co. Ltd. (The)
(a) 4,100 71,780
Transurban Group 33,325 278,123
Westshore Terminals Investment
Corp.(a) 1,647 26,588
1,398,483
Water Utilities -
0 .0% (d)
Pennon Group plc(a) 3,136 22,523
Severn Trent plc 2,914 91,497
United Utilities Group plc 7,905 100,483
214,503
Wireless Telecommunication Services -
0 .6%
1&1 AG 10,602 134,680
Airtel Africa plc(b) 34,804 62,447
Cellcom Israel Ltd.* 4,930 32,545
Freenet AG 2,356 72,839
KDDI Corp. 15,500 519,102
Millicom International Cellular SA,
SDR 2,277 61,067
Partner Communications Co. Ltd.* 10,619 74,290
Rogers Communications, Inc., Class
B(a) 7,729 213,044
SoftBank Corp. 341,000 440,867
SoftBank Group Corp. 10,700 650,292
StarHub Ltd. 61,500 55,814
Investments Shares Value
Wireless Telecommunication Services
(continued)
Tele2 AB, Class B 7,801 $ 87,008
Vodafone Group plc 467,077 398,596
2,802,591
Total Common Stocks
(Cost $350,970,627) 443,411,048
CLOSED END FUNDS -
0 .0% (d)
Independent Power and Renewable Electricity Producers
-
0 .0% (d)
Renewables Infrastructure Group
Ltd. (The)
(Cost $28,710) 20,740 20,281
Number
of Rights
RIGHTS - 0 .0% (d)
Capital Markets - 0.0%(d)
Gimv NV, expiring 2/6/2025, price
34.50 EUR*(a) 6,513 5,958
Construction & Engineering - 0.0%(d)
ACS Actividades de Construccion y
Servicios SA, expiring 2/4/2025*(a) 4,078 2,018
Total Rights
(Cost $1,970) 7,976
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(a) 10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .5% (f)
REPURCHASE AGREEMENTS - 2 .5%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,999,171, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $2,026,329 $ 1,998,450 1,998,450

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,000,720, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $23,026,384 $ 2,000,000 $ 2,000,000
MetLife, Inc.
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$4,001,443, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $4,050,544 4,000,000 4,000,000
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,000,752, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$2,209,318 2,000,000 2,000,000
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$125,046, collateralized by
various Common Stocks; total
market value $136,793 125,000 125,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,375, collateralized by
various Common Stocks; total
market value $1,104,078 1,000,000 1,000,000
11,123,450
Total Securities Lending Reinvestments
(Cost $11,123,450) 11,123,450
Total Investments - 101.7%
(Cost $362,124,757) 454,562,755
Liabilities in excess of other assets - (1.7%) (7,440,043)
NET ASSETS - 100.0% $447,122,712
*
Non-income producing security.
‡
Security is valued using significant unobservable
inputs and is classified as Level 3 in the fair value
hierarchy.
(a)
The security or a portion of this security is on loan
at January 31, 2025. The total value of securities
on loan at January 31, 2025 was $54,186,791,
collateralized in the form of cash with a value of
$11,123,450 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $31,621,548
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% –
6.00%, and maturity dates ranging from February
6, 2025 – August 15, 2054 and $16,479,923 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from April 16,
2025 – June 30, 2120; a total value of $59,224,921.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At January 31, 2025, the value of these
securities amounted to approximately $579,076 or
0.13% of net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Amount less than one dollar.
(f)
The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $11,123,450.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SDR — Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 15 03/21/2025 EUR $ 825,039 $ 47,758
FTSE 100 Index 9 03/21/2025 GBP 968,555 37,125
Nikkei 225 Index 7 03/13/2025 JPY 895,512 10,861
S&P/TSX 60 Index 2 03/20/2025 CAD 426,004 10,788
SPI 200 Index 3 03/20/2025 AUD 397,968 10,379
$ 116,911
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 349,110 Toronto-Dominion Bank (The) CAD 500,000 03/19/2025 $ 3,261
USD 102,227 BNP Paribas SA CHF 90,000 03/19/2025 2,650
USD 395,052 Toronto-Dominion Bank (The) CHF 350,000 03/19/2025 7,806
Total unrealized appreciation $ 13,717
CAD 500,000 JPMorgan Chase Bank NA USD 353,440 03/19/2025 $ (7,592)
GBP 323,203 Bank of Montreal USD 409,601 03/19/2025 (8,055)
Total unrealized depreciation $ (15,647)
Net unrealized depreciation $ (1,930)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 5 .9%
Austria 0 .5
Belgium 1 .1
Bermuda 0 .1
Canada 10 .3
Chile 0 .0
†
Colombia 0 .0
†
Denmark 2 .0
Faeroe Islands 0 .0
†
Finland 0 .7
France 8 .1
Gabon 0 .0
†
Georgia 0 .3
Germany 6 .7
Greece 0 .0
†
Guernsey 0 .0
†
Hong Kong 1 .9
India 0 .1
Indonesia 0 .1

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Ireland 0 .2%
Israel 1 .6
Italy 2 .9
Japan 25 .0
Jersey 0 .1
Jordan 0 .0
†
Kyrgyzstan 0 .0
†
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Mongolia 0 .0
†
Netherlands 3 .0
New Zealand 0 .4
Norway 1 .3
Peru 0 .0
†
Poland 0 .7
Portugal 0 .1
Singapore 1 .4
South Africa 0 .1
Spain 2 .3
Sweden 3 .3
Switzerland 5 .3
Taiwan 0 .0
†
United Kingdom 12 .7
United States 0 .7
Zambia 0 .0
†
Other
1
0 .8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .2%
Closed End Funds 0 .0
†
Rights 0 .0
†
Warrants –
Securities Lending Reinvestments 2 .5
Others
(1)
( 1 .7 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .8%
Aerospace & Defense -
0 .3%
AECC Aviation Power Co. Ltd., Class
A 4,700 $ 24,158
Aselsan Elektronik Sanayi ve Ticaret
A/S 24,863 61,509
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 24,159
Bharat Dynamics Ltd.(b) 1,410 21,244
Bharat Electronics Ltd. 54,943 185,636
Colt CZ Group SE 150 4,408
Data Patterns India Ltd. 588 14,985
Embraer SA* 9,400 96,068
Hanwha Aerospace Co. Ltd.* 458 126,084
Hanwha Systems Co. Ltd.* 172 2,983
Hindustan Aeronautics Ltd.(b) 2,961 134,581
Korea Aerospace Industries Ltd.* 1,128 41,378
Kuang-Chi Technologies Co. Ltd.,
Class A 3,200 17,906
LIG Nex1 Co. Ltd.* 250 38,971
Mazagon Dock Shipbuilders Ltd. 1,056 30,461
United Aircraft Corp. PAO*‡ 25,155,036 —
824,531
Air Freight & Logistics -
0 .4%
Abu Dhabi Aviation Co. 174,558 267,085
Agility Global plc 108,194 38,882
Agility Public Warehousing Co. KSC 34,075 27,834
Aramex PJSC* 5,821 4,485
Blue Dart Express Ltd. 96 7,293
CJ Logistics Corp. 245 13,456
Delhivery Ltd.* 5,029 18,640
Hyundai Glovis Co. Ltd. 940 96,652
J&T Global Express Ltd.* 65,800 52,528
JD Logistics, Inc.*(b) 34,300 58,725
Kerry TJ Logistics Co. Ltd. 73,700 87,374
Reysas Tasimacilik ve Lojistik Ticaret
A/S* 21,808 11,545
SAL Saudi Logistics Services 188 13,734
SCGJWD Logistics PCL, NVDR 244,000 60,864
SF Holding Co. Ltd., Class A 5,200 28,138
Sinotrans Ltd., Class A 4,700 3,423
Sinotrans Ltd., Class H 47,000 22,379
YTO Express Group Co. Ltd., Class A 4,700 8,909
ZTO Express Cayman, Inc. 5,500 106,589
928,535
Automobile Components -
1 .2%
Actron Technology Corp. 2,688 12,977
Apollo Tyres Ltd. 6,912 34,897
Asahi India Glass Ltd. 2,401 18,750
Balkrishna Industries Ltd. 861 27,547
Bharat Forge Ltd. 4,042 57,121
Bosch Ltd. 147 48,757
Investments Shares Value
Automobile Components
(continued)
CALB Group Co. Ltd.*(b) 10,000 $ 18,071
Ceat Ltd. 799 26,351
Cheng Shin Rubber Industry Co. Ltd. 41,585 63,087
CIE Automotive India Ltd. 1,715 9,196
Cub Elecparts, Inc. 3,269 10,188
Depo Auto Parts Ind Co. Ltd. 4,200 27,655
DN Automotive Corp. 7,473 107,492
Eco&Dream Co. Ltd.* 658 11,706
Endurance Technologies Ltd.(b) 350 8,039
Eurocharm Holdings Co. Ltd. 9,159 56,530
Exide Industries Ltd. 8,016 34,659
Fras-Le SA 4,700 17,419
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 4,922
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 10,400 70,076
Hankook & Co. Co Ltd. 907 10,674
Hankook Tire & Technology Co. Ltd.* 1,410 39,738
HL Mando Co. Ltd.* 1,045 32,005
Hota Industrial Manufacturing Co.
Ltd. 5,517 10,114
Hu Lane Associate, Inc. 2,607 14,378
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 10,869
Hyundai Mobis Co. Ltd. 1,457 264,225
Hyundai Wia Corp. 6,458 173,117
Iljin Hysolus Co. Ltd.* 1,370 14,879
JBM Auto Ltd. 1,568 14,510
JK Tyre & Industries Ltd. 41,078 150,575
Kenda Rubber Industrial Co. Ltd. 14,500 11,785
Kumho Tire Co., Inc.* 48,405 174,898
Minda Corp. Ltd. 3,724 24,524
Minth Group Ltd.* 12,000 23,872
Motherson Sumi Wiring India Ltd. 30,126 19,523
MRF Ltd. 49 64,284
Myoung Shin Industrial Co. Ltd. 11,280 84,775
Nan Kang Rubber Tire Co. Ltd.* 14,000 19,335
Nexen Tire Corp.* 9,259 35,239
Nexteer Automotive Group Ltd. 329,000 151,165
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 22,283
Sailun Group Co. Ltd., Class A 9,400 19,823
Samvardhana Motherson
International Ltd. 39,809 64,923
Sansera Engineering Ltd.(b) 611 8,905
Sebang Global Battery Co. Ltd.* 2,162 120,673
Sona Blw Precision Forgings Ltd.(b) 5,170 30,101
Sri Trang Agro-Industry PCL, NVDR 305,500 142,431
Sundram Fasteners Ltd. 1,504 18,131
Superalloy Industrial Co. Ltd. 14,000 25,281
Tianneng Power International Ltd.(a) 260,000 249,602
Tong Yang Industry Co. Ltd. 9,072 30,076
Tube Investments of India Ltd. 1,645 63,093
TVS Holdings Ltd. 150 16,214

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
TYC Brother Industrial Co. Ltd. 62,795 $ 122,988
UNO Minda Ltd. 4,214 46,005
2,990,453
Automobiles -
2 .0%
Anhui Jianghuai Automobile Group
Corp. Ltd., Class A 4,700 26,455
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,465
Bajaj Auto Ltd. 1,081 110,423
Beiqi Foton Motor Co. Ltd., Class A* 37,600 12,111
Brilliance China Automotive Holdings
Ltd. 1,066,000 518,525
BYD Co. Ltd., Class A 2,300 86,908
BYD Co. Ltd., Class H 15,000 525,566
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 10,908
China Motor Corp. 7,000 17,325
Chongqing Changan Automobile Co.
Ltd., Class A 17,108 29,555
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 8,677
Eicher Motors Ltd. 2,397 143,746
Ford Otomotiv Sanayi A/S 1,736 45,005
Geely Automobile Holdings Ltd. 151,000 277,132
Great Wall Motor Co. Ltd., Class A 4,700 16,097
Great Wall Motor Co. Ltd., Class H(a) 41,000 66,618
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,854
Guangzhou Automobile Group Co.
Ltd., Class H 14,000 5,480
Hero MotoCorp Ltd. 2,115 105,954
Hyundai Motor Co. 3,525 499,759
Hyundai Motor Co. (2nd Preference) 893 102,145
Hyundai Motor Co. (3rd Preference) 104 11,431
Hyundai Motor Co. (Preference) 624 69,142
KG Mobility Co.* 2,867 7,380
Kia Corp. 6,063 425,620
Li Auto, Inc., Class A* 17,500 206,408
Mahindra & Mahindra Ltd. 14,476 499,688
Maruti Suzuki India Ltd. 1,974 280,562
NIO, Inc., Class A* 17,240 75,340
SAIC Motor Corp. Ltd., Class A 16,400 38,739
Sanyang Motor Co. Ltd. 21,700 46,744
Seres Group Co. Ltd., Class A 2,200 40,214
Tata Motors Ltd. 31,819 263,064
Tofas Turk Otomobil Fabrikasi A/S 3,233 20,063
TVS Motor Co. Ltd. 3,807 108,031
XPeng, Inc., Class A*(a) 18,600 140,844
Yadea Group Holdings Ltd.(a)(b) 28,000 46,286
Yulon Motor Co. Ltd. 18,120 27,683
ZEEKR Intelligent Technology
Holding Ltd., ADR* 611 15,972
Investments Shares Value
Automobiles
(continued)
Zhejiang Leapmotor Technology Co.
Ltd.*(b) 4,900 $ 20,281
4,962,200
Banks -
14 .4%
Absa Group Ltd. 19,505 193,963
Abu Dhabi Commercial Bank PJSC 76,281 248,798
Abu Dhabi Islamic Bank PJSC 38,540 163,685
AFFIN Bank Bhd. 7,157 4,512
Agricultural Bank of China Ltd., Class
H 705,000 387,263
Ahli Bank QSC 29,516 27,960
Ajman Bank PJSC* 9,369 4,336
Akbank TAS 9,414 17,027
Akbank TAS, ADR 37,378 131,571
Al Ahli Bank of Kuwait KSCP 13,327 12,830
Al Rajhi Bank 28,811 760,468
Al Rayan Bank 114,727 75,245
Alinma Bank 18,941 150,742
Alliance Bank Malaysia Bhd. 27,600 32,197
Allo Bank Indonesia Tbk. PT* 347,800 14,189
Alpha Services and Holdings SA 57,481 106,602
AMMB Holdings Bhd. 51,700 65,415
Arab National Bank 24,299 138,640
AU Small Finance Bank Ltd.(b) 4,459 30,937
Axis Bank Ltd. 33,840 385,258
Banco BBVA Peru SA 118,534 46,835
Banco Bradesco SA 34,400 64,896
Banco Bradesco SA (Preference) 126,900 262,642
Banco de Bogota SA 1,363 9,599
Banco de Chile 981,078 121,449
Banco de Credito e Inversiones SA 2,726 83,309
Banco del Bajio SA(b) 18,800 43,098
Banco do Brasil SA 42,300 200,439
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 79,900 141,704
Banco Itau Chile SA 768 8,620
Banco Pan SA (Preference) 126,900 149,895
Banco Santander Brasil SA 9,400 41,774
Banco Santander Chile 1,283,100 66,258
Bancolombia SA 5,405 55,616
Bancolombia SA (Preference) 11,589 114,543
Bandhan Bank Ltd.(b) 11,877 20,758
Bangkok Bank PCL, NVDR 14,100 64,481
Bank AlBilad 10,105 107,497
Bank Al-Jazira* 9,840 49,427
Bank Central Asia Tbk. PT 817,800 474,123
Bank Islam Malaysia Bhd. 44,100 24,239
Bank Mandiri Persero Tbk. PT 883,480 326,562
Bank Negara Indonesia Persero Tbk.
PT 329,000 96,278
Bank OCBC Nisp Tbk. PT 1,311,300 107,398
Bank of Baroda 28,761 70,856
Bank of Beijing Co. Ltd., Class A 53,100 43,784
Bank of Changsha Co. Ltd., Class A 9,400 11,930
Bank of Chengdu Co. Ltd., Class A 10,600 25,083

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank of China Ltd., Class H 1,974,000 $ 1,018,466
Bank of Chongqing Co. Ltd., Class A 10,000 12,430
Bank of Communications Co. Ltd.,
Class A 84,000 83,832
Bank of Communications Co. Ltd.,
Class H 194,000 156,612
Bank of Hangzhou Co. Ltd., Class A 14,100 28,648
Bank of India 21,338 27,719
Bank of Jiangsu Co. Ltd., Class A 41,780 57,110
Bank of Nanjing Co. Ltd., Class A 26,500 38,996
Bank of Ningbo Co. Ltd., Class A 11,950 43,394
Bank of Shanghai Co. Ltd., Class A 16,800 21,507
Bank of the Philippine Islands 55,930 111,337
Bank of Xi'an Co. Ltd., Class A 4,900 2,367
Bank Pan Indonesia Tbk. PT* 150,400 16,932
Bank Rakyat Indonesia Persero Tbk.
PT 1,654,400 428,317
Bank Tabungan Negara Persero Tbk.
PT 2,232,524 143,128
Banque Saudi Fransi 27,392 117,289
BDO Unibank, Inc. 55,460 130,733
BNK Financial Group, Inc. 8,037 67,261
BOC Hong Kong Holdings Ltd. 93,500 303,003
Boubyan Bank KSCP 16,027 32,625
Burgan Bank SAK 33,079 22,196
Canara Bank 46,706 50,294
Capitec Bank Holdings Ltd. 1,504 239,465
Chang Hwa Commercial Bank Ltd. 164,624 91,296
China Banking Corp. 37,990 60,526
China CITIC Bank Corp. Ltd., Class A 56,400 51,551
China CITIC Bank Corp. Ltd., Class
H 235,000 167,693
China Construction Bank Corp.,
Class A 28,200 33,151
China Construction Bank Corp.,
Class H 2,444,000 1,985,538
China Everbright Bank Co. Ltd.,
Class A 65,800 35,053
China Everbright Bank Co. Ltd.,
Class H 53,000 20,679
China Merchants Bank Co. Ltd.,
Class A 37,600 210,397
China Merchants Bank Co. Ltd.,
Class H 97,000 530,963
China Minsheng Banking Corp. Ltd.,
Class A 47,400 27,078
China Minsheng Banking Corp. Ltd.,
Class H 164,500 78,327
China Zheshang Bank Co. Ltd.,
Class A 14,100 5,629
China Zheshang Bank Co. Ltd.,
Class H 60,900 17,586
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 15,631
Investments Shares Value
Banks
(continued)
Chongqing Rural Commercial Bank
Co. Ltd., Class H 47,000 $ 28,713
CIMB Group Holdings Bhd. 211,640 380,786
City Union Bank Ltd. 19,584 39,278
CNPC Capital Co. Ltd., Class A 14,700 13,214
Commercial Bank of Kuwait KPSC 35,908 85,551
Commercial Bank PSQC (The) 73,414 92,730
Commercial International Bank -
Egypt (CIB) 56,960 86,410
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 400 588
Credicorp Ltd. 1,598 292,594
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 501,600 599,259
DGB Financial Group, Inc. 60,489 383,832
Doha Bank QPSC 863,108 490,462
Dubai Islamic Bank PJSC 78,255 164,050
Dukhan Bank 24,440 24,749
E.Sun Financial Holding Co. Ltd. 236,164 200,604
Emirates NBD Bank PJSC 63,403 359,906
Equitas Small Finance Bank Ltd.(b) 206,148 158,271
Eurobank Ergasias Services and
Holdings SA 64,061 161,359
Faisal Islamic Bank of Egypt 209,808 204,496
Far Eastern International Bank 113,070 46,468
Federal Bank Ltd. 49,256 106,461
First Abu Dhabi Bank PJSC 110,164 436,091
First Financial Holding Co. Ltd. 176,509 149,662
Grupo Financiero Banorte SAB de
CV, Class O 69,970 485,410
Grupo Financiero Inbursa SAB de
CV, Class O* 60,250 128,604
Grupo Security SA 753,692 206,959
Gulf Bank KSCP 45,496 45,422
Haci Omer Sabanci Holding A/S 29,281 81,586
Hana Financial Group, Inc. 7,426 309,204
HDFC Bank Ltd. 81,968 1,607,587
Hong Leong Bank Bhd. 18,800 85,196
Hong Leong Financial Group Bhd. 4,900 19,897
Hua Nan Financial Holdings Co. Ltd. 146,484 125,322
Huaxia Bank Co. Ltd., Class A 37,600 39,336
Huishang Bank Corp. Ltd., Class H 329,000 104,296
ICICI Bank Ltd. 76,140 1,101,274
IDFC First Bank Ltd.* 94,683 69,130
Indian Bank 7,271 46,652
IndusInd Bank Ltd. 14,241 162,968
Industrial & Commercial Bank of
China Ltd., Class H 1,833,000 1,244,490
Industrial Bank Co. Ltd., Class A 42,300 118,261
Industrial Bank of Korea 5,076 54,253
Intercorp Financial Services, Inc.(b)
1,040
30,680
Itau Unibanco Holding SA
(Preference) 122,200 707,281
Itausa SA 21,987 36,209
Itausa SA (Preference) 141,498 230,844
Jammu & Kashmir Bank Ltd. (The) 157,497 180,960

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
JB Financial Group Co. Ltd. 3,370 $ 45,853
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 7,370 7,518
KakaoBank Corp.* 4,277 62,404
Karnataka Bank Ltd. (The) 64,531 142,806
Karur Vysya Bank Ltd. (The) 24,581 67,605
Kasikornbank PCL, NVDR 28,100 133,929
KB Financial Group, Inc. 9,682 611,039
Kiatnakin Phatra Bank PCL, NVDR 5,100 7,875
King's Town Bank Co. Ltd. 29,450 45,892
Komercni Banka A/S 2,068 76,045
Kotak Mahindra Bank Ltd. 15,228 334,267
Krung Thai Bank PCL, NVDR 98,600 67,051
Kuwait Finance House KSCP 180,339 459,470
Kuwait International Bank KSCP 39,646 26,474
Malayan Banking Bhd. 164,500 381,588
MBSB Bhd. 14,100 2,262
Mega Financial Holding Co. Ltd. 174,964 206,890
Metropolitan Bank & Trust Co. 35,250 41,849
Moneta Money Bank A/S(b) 9,400 53,226
National Bank of Greece SA 17,061 148,626
National Bank of Kuwait SAKP 124,597 389,340
National Bank of Ras Al-Khaimah
PSC (The) 12,267 21,942
Nedbank Group Ltd. 12,267 180,247
O-Bank Co. Ltd. 658,000 199,644
Optima bank SA(a) 21,526 299,857
OTP Bank Nyrt. 5,847 363,087
Ping An Bank Co. Ltd., Class A 31,200 49,262
Piraeus Financial Holdings SA 15,328 69,808
Postal Savings Bank of China Co.
Ltd., Class A 65,800 49,002
Postal Savings Bank of China Co.
Ltd., Class H(b) 235,000 139,946
Public Bank Bhd. 361,900 349,925
Punjab National Bank 47,376 55,353
Qatar International Islamic Bank QSC 20,821 60,845
Qatar Islamic Bank QPSC 46,201 261,395
Qatar National Bank QPSC 113,129 518,883
RBL Bank Ltd.(b) 164,359 312,660
Regional SAB de CV 5,100 33,449
RHB Bank Bhd. 100,851 145,479
Riyad Bank 34,921 272,798
Saudi Awwal Bank 23,453 224,794
Saudi Investment Bank (The) 16,863 67,889
Saudi National Bank (The) 71,064 647,983
Sberbank of Russia PJSC‡ 369,050 —
Sberbank of Russia PJSC
(Preference)‡ 39,708 —
SCB X PCL, NVDR 18,700 69,413
Security Bank Corp. 113,270 140,586
Shanghai Commercial & Savings
Bank Ltd. (The) 110,475 142,786
Shanghai Pudong Development
Bank Co. Ltd., Class A 47,000 68,903
Investments Shares Value
Banks
(continued)
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 $ 22,988
Sharjah Islamic Bank 469,295 337,305
Shinhan Financial Group Co. Ltd. 12,267 431,413
SinoPac Financial Holdings Co. Ltd. 337,750 234,262
Standard Bank Group Ltd. 34,216 399,358
State Bank of India 45,590 406,812
Taichung Commercial Bank Co. Ltd. 57,181 33,021
Taishin Financial Holding Co. Ltd. 330,990 176,478
Taiwan Business Bank 125,536 57,728
Taiwan Cooperative Financial
Holding Co. Ltd. 153,232 114,240
Thai Credit Bank PCL, NVDR* 122,200 68,947
Thanachart Capital PCL, NVDR 19,300 28,513
Tisco Financial Group PCL, NVDR 14,000 41,366
TMBThanachart Bank PCL, NVDR 1,142,200 67,158
Turkiye Garanti Bankasi A/S 13,019 46,224
Turkiye Is Bankasi A/S, Class B 1 14,280
Turkiye Is Bankasi A/S, Class C 182,924 72,243
Turkiye Vakiflar Bankasi TAO, Class
D* 6,700 5,131
Ujjivan Small Finance Bank Ltd.(b) 194,107 80,497
Union Bank of India Ltd. 42,770 57,027
Union Bank of Taiwan 56,175 26,519
VTB Bank PJSC*‡ 27,302 —
Woori Financial Group, Inc. 16,262 180,191
Yapi ve Kredi Bankasi A/S 76,200 65,289
Yes Bank Ltd.* 248,395 55,147
35,076,927
Beverages -
0 .9%
Ambev SA 59,100 112,302
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 5,350 24,084
Anhui Gujing Distillery Co. Ltd., Class
A 600 13,717
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 15,925
Arca Continental SAB de CV 5,582 51,213
Beijing Shunxin Agriculture Co. Ltd.,
Class A* 2,100 4,949
Beijing Yanjing Brewery Co. Ltd.,
Class A 10,900 16,970
Carabao Group PCL, NVDR 9,300 19,470
China Foods Ltd. 282,000 96,997
China Resources Beer Holdings Co.
Ltd. 25,107 75,563
Chongqing Brewery Co. Ltd., Class A 1,800 13,687
Cia Cervecerias Unidas SA 1,075 6,542
Coca-Cola Femsa SAB de CV 8,400 66,246
Coca-Cola Icecek A/S 20,196 32,135
Eastroc Beverage Group Co. Ltd.,
Class A 780 26,107
Embotelladora Andina SA
(Preference), Class B 12,864 42,975
Emperador, Inc. 67,600 18,575

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Fomento Economico Mexicano SAB
de CV 30,800 $ 262,837
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,137
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 5,946
Heineken Malaysia Bhd. 5,100 27,825
Hey Song Corp. 15,000 18,791
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 6,475
JiuGui Liquor Co. Ltd., Class A 500 3,062
Kweichow Moutai Co. Ltd., Class A 1,400 276,547
Lotte Chilsung Beverage Co. Ltd.* 1,551 110,481
Luzhou Laojiao Co. Ltd., Class A 1,000 15,906
Nongfu Spring Co. Ltd., Class H(a)(b) 27,400 128,532
Osotspa PCL, NVDR 3,500 1,684
Radico Khaitan Ltd. 1,344 33,802
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 22,730
Tsingtao Brewery Co. Ltd., Class H 10,000 61,348
United Breweries Ltd. 1,379 34,166
United Spirits Ltd. 5,076 83,451
Varun Beverages Ltd. 19,013 117,821
Vina Concha y Toro SA 197,729 225,961
Wuliangye Yibin Co. Ltd., Class A 3,600 63,035
Yantai Changyu Pioneer Wine Co.
Ltd., Class A 1,100 3,268
ZJLD Group, Inc.(a)(b) 7,000 5,974
2,149,236
Biotechnology -
0 .6%
3SBio, Inc.(b) 52,000 40,110
Akeso, Inc.*(a)(b) 7,000 54,668
Alteogen, Inc.* 611 156,219
BeiGene Ltd.* 11,100 196,881
Beijing Tiantan Biological Products
Corp. Ltd., Class A 4,700 13,496
Biocon Ltd. 4,294 17,973
CanSino Biologics, Inc., Class H*(b) 800 2,890
Celltrion, Inc. 2,319 286,858
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 2,397 13,723
Ever Supreme Bio Technology Co.
Ltd. 2,728 14,879
Everest Medicines Ltd.*(b) 8,500 43,964
Green Cross Corp.* 22 2,089
Green Cross Holdings Corp.* 12,267 123,514
HLB Therapeutics Co. Ltd.* 3,010 23,637
Hugel, Inc.* 102 16,672
InnoCare Pharma Ltd.*(b) 44,000 31,229
Innovent Biologics, Inc.*(a)(b) 19,500 82,714
Keymed Biosciences, Inc.*(b) 4,000 15,145
Medigen Vaccine Biologics Corp.* 11,148 16,708
Medytox, Inc. 283 23,061
Naturecell Co. Ltd.* 987 12,268
Investments Shares Value
Biotechnology
(continued)
OBI Pharma, Inc.* 14,661 $ 25,624
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 4,700 13,722
PharmaEngine, Inc. 2,114 6,207
PharmaEssentia Corp.* 4,800 100,758
PharmaResearch Co. Ltd.* 96 15,956
Remegen Co. Ltd., Class A* 2,971 11,394
Seegene, Inc. 1,624 26,433
Shanghai Haohai Biological
Technology Co. Ltd., Class A 1,034 8,156
Shanghai Junshi Biosciences Co.
Ltd., Class A* 3,745 13,486
TaiMed Biologics, Inc.* 5,600 14,527
Zai Lab Ltd.* 9,800 26,287
1,451,248
Broadline Retail -
3 .5%
Alibaba Group Holding Ltd. 423,000 4,793,739
Central Retail Corp. PCL, NVDR 51,475 50,825
Easyhome New Retail Group Co.
Ltd., Class A 14,400 6,799
El Puerto de Liverpool SAB de CV,
Class C1 5,200 26,149
Falabella SA 15,804 59,880
Far Eastern Department Stores Ltd. 21,120 14,262
GoTo Gojek Tokopedia Tbk. PT,
Class A* 9,400,000 46,712
Hyundai Department Store Co. Ltd.* 5,311 184,222
JD.com, Inc., Class A 59,700 1,202,183
Magazine Luiza SA* 5,815 7,426
MINISO Group Holding Ltd., ADR(a) 1,992 45,796
Mitra Adiperkasa Tbk. PT 171,500 13,520
momo.com, Inc. 1,801 19,398
Naspers Ltd., Class N 2,585 546,576
PDD Holdings, Inc., ADR* 9,541 1,067,733
Poya International Co. Ltd. 1,018 15,055
RattanIndia Enterprises Ltd.* 122,247 76,976
Shinsegae, Inc.* 2,679 244,668
Vipshop Holdings Ltd., ADR 7,661 110,089
V-Mart Retail Ltd.* 141 5,226
Woolworths Holdings Ltd. 9,632 30,077
8,567,311
Building Products -
0 .3%
Astral Ltd. 1,227 21,352
Beijing New Building Materials plc,
Class A 5,200 22,390
Blue Star Ltd. 2,439 51,180
Cera Sanitaryware Ltd. 124 9,575
China Lesso Group Holdings Ltd. 376,000 163,109
Electrosteel Castings Ltd. 5,130 7,599
Kajaria Ceramics Ltd. 1,150 13,163
Kaleseramik Canakkale Kalebodur
Seramik Sanayi A/S 12,831 12,175
KCC Glass Corp. 4,136 102,332
Kyung Dong Navien Co. Ltd.* 2,350 131,005
Taiwan Glass Industry Corp.* 38,314 19,667

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Building Products
(continued)
Xinyi Glass Holdings Ltd.(a) 50,213 $ 46,336
Zhuzhou Kibing Group Co. Ltd.,
Class A 19,400 15,249
615,132
Capital Markets -
2 .0%
360 ONE WAM Ltd. 4,608 53,612
Anand Rathi Wealth Ltd. 768 32,472
Angel One Ltd. 867 23,484
B3 SA - Brasil Bolsa Balcao 84,600 162,060
Banco BTG Pactual SA 18,800 104,822
Bengal & Assam Co. Ltd. 1,551 155,767
BOC International China Co. Ltd.,
Class A 9,400 13,496
Bolsa Mexicana de Valores SAB de
CV(a) 220,750 341,043
Boursa Kuwait Securities Co. KPSC 1,296 10,250
Bursa Malaysia Bhd. 14,100 26,413
Caida Securities Co. Ltd., Class A 14,100 12,849
Caitong Securities Co. Ltd., Class A 2,820 2,958
Capital Securities Corp. 49,000 38,702
Changjiang Securities Co. Ltd., Class
A 14,100 12,344
China Bills Finance Corp. 21,312 9,800
China Cinda Asset Management Co.
Ltd., Class H 282,000 42,707
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 423,000 37,460
China Everbright Ltd. 264,000 165,008
China Galaxy Securities Co. Ltd.,
Class A 5,200 10,000
China Galaxy Securities Co. Ltd.,
Class H(a) 42,000 38,002
China International Capital Corp.
Ltd., Class A 5,000 21,460
China International Capital Corp.
Ltd., Class H(a)(b) 19,600 32,350
China Merchants Securities Co. Ltd.,
Class A 11,820 29,434
China Merchants Securities Co. Ltd.,
Class H(a)(b) 7,200 13,122
Choice International Ltd.* 799 4,699
CITIC Securities Co. Ltd., Class A 14,100 52,269
CITIC Securities Co. Ltd., Class H(a) 23,500 63,639
Coronation Fund Managers Ltd. 104,199 204,491
CRISIL Ltd. 384 24,088
CSC Financial Co. Ltd., Class A 4,900 16,053
CSC Financial Co. Ltd., Class H(a)(b) 305,500 377,974
Daishin Securities Co. Ltd. 11,092 126,722
Daishin Securities Co. Ltd.
(Preference) 7,849 86,215
Daou Technology, Inc.* 9,353 114,708
Edelweiss Financial Services Ltd. 15,228 19,255
EFG Holding S.A.E.* 449,602 191,548
Investments Shares Value
Capital Markets
(continued)
Egypt Kuwait Holding Co. SAE 305,500 $ 222,018
Everbright Securities Co. Ltd., Class
A 4,700 10,966
Founder Securities Co. Ltd., Class A 12,200 13,066
GF Securities Co. Ltd., Class A 14,100 30,104
GF Securities Co. Ltd., Class H 28,800 38,811
Guosen Securities Co. Ltd., Class A 14,600 20,761
Guotai Junan Securities Co. Ltd.,
Class A 11,400 27,823
Guotai Junan Securities Co. Ltd.,
Class H(b) 11,800 17,446
Haitong Securities Co. Ltd., Class A 4,700 6,845
Haitong Securities Co. Ltd., Class
H(a) 49,600 43,224
Hanwha Investment & Securities Co.
Ltd.* 3,300 8,199
HDFC Asset Management Co. Ltd.(b) 1,692 75,596
Hongta Securities Co. Ltd., Class A 14,100 15,275
Huatai Securities Co. Ltd., Class A 14,400 33,678
Huatai Securities Co. Ltd., Class H(b) 37,600 64,278
IBF Financial Holdings Co. Ltd. 57,767 25,505
ICICI Securities Ltd.(b) 1,880 17,985
IIFL Capital Services Ltd. 2,068 6,068
Indian Energy Exchange Ltd.(b) 15,730 31,708
Industrial Securities Co. Ltd., Class A 12,250 10,067
International Financial Advisors KSC* 99,546 147,141
Investcorp Capital plc 207,888 110,366
Investec Ltd. 4,653 29,648
Is Yatirim Menkul Degerler A/S 14,639 18,251
JM Financial Ltd. 6,842 8,695
JSW Holdings Ltd.* 94 18,954
Kfin Technologies Ltd. 1,718 21,625
KIWOOM Securities Co. Ltd. 298 25,678
Korea Investment Holdings Co. Ltd.* 1,034 56,575
Minmetals Capital Co. Ltd., Class A 14,400 11,854
Mirae Asset Securities Co. Ltd. 3,408 19,772
Moscow Exchange MICEX-RTS
PJSC‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 17,287
Multi Commodity Exchange of India
Ltd. 482 31,903
NH Investment & Securities Co. Ltd. 4,042 40,170
Ninety One Ltd. 94,094 173,119
Nippon Life India Asset Management
Ltd.(b) 2,736 18,441
Norte Grande SA 14,772,762 90,278
Orient Securities Co. Ltd., Class A 12,032 16,132
Orient Securities Co. Ltd., Class H(b) 20,400 13,091
Pacific Securities Co. Ltd. (The),
Class A* 23,500 12,648
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
President Securities Corp. 34,450 27,526
PSG Financial Services Ltd. 36,144 35,428
Reinet Investments SCA 3,478 86,143
Samsung Securities Co. Ltd. 1,927 60,476

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Saratoga Investama Sedaya Tbk. PT 470,000 $ 55,218
Saudi Tadawul Group Holding Co. 846 47,502
SDIC Capital Co. Ltd., Class A 14,500 14,172
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 13,586
Shenwan Hongyuan Group Co. Ltd.,
Class H(b) 40,800 11,311
Shinyoung Securities Co. Ltd. 1,504 78,564
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 7,819
Tata Investment Corp. Ltd. 240 16,695
Tianfeng Securities Co. Ltd., Class A* 23,500 13,231
UTI Asset Management Co. Ltd. 3,055 36,628
Woori Technology Investment Co.
Ltd.* 20,868 106,279
Yuanta Futures Co. Ltd. 27,800 71,946
4,954,851
Chemicals -
3 .0%
Aarti Industries Ltd. 1,000 5,134
Abou Kir Fertilizers & Chemical
Industries 18,800 20,918
ADAMA Ltd., Class A* 14,100 10,966
Advanced Nano Products Co. Ltd.* 570 25,813
Advanced Petrochemical Co.* 423 3,541
AECI Ltd. 41,924 186,424
Akzo Nobel India Ltd. 398 17,406
Alkyl Amines Chemicals 220 4,317
Allied Supreme Corp. 3,217 28,702
Alpek SAB de CV, Class A(a) 144,950 103,226
Archean Chemical Industries Ltd. 2,352 15,902
Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A* 4,700 13,263
Asian Paints Ltd. 10,199 270,918
Atul Ltd. 126 9,144
Barito Pacific Tbk. PT 422,699 23,858
Bayer CropScience Ltd. 47 2,776
Berger Paints India Ltd. 4,632 25,281
Boubyan Petrochemicals Co. KSCP 7,344 15,854
Carborundum Universal Ltd. 2,499 34,238
Castrol India Ltd. 9,900 20,274
Cathay Biotech, Inc., Class A 2,679 16,289
Chambal Fertilisers and Chemicals
Ltd. 6,650 38,703
Chandra Asri Pacific Tbk. PT 136,300 59,370
Chemplast Sanmar Ltd.* 2,585 14,164
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 6,832
China Lumena New Materials
Corp.*‡ 22,200 —
China Steel Chemical Corp. 9,434 26,606
Clean Science & Technology Ltd. 658 10,912
CNNC Hua Yuan Titanium Dioxide
Co. Ltd., Class A 7,975 4,655
Investments Shares Value
Chemicals
(continued)
Coromandel International Ltd. 1,898 $ 39,652
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 3,008 39,446
Deepak Nitrite Ltd. 1,105 29,669
DL Holdings Co. Ltd.* 4,606 101,281
Dongjin Semichem Co. Ltd.* 302 4,552
Dongyue Group Ltd.(a) 550,000 584,476
EID Parry India Ltd.* 37,365 353,693
Enchem Co. Ltd.* 338 30,241
ESSA Industries Indonesia Tbk. PT 526,400 27,450
Eternal Materials Co. Ltd. 24,850 21,526
Fine Organic Industries Ltd. 343 17,641
Finolex Industries Ltd. 7,955 18,846
Formosa Chemicals & Fibre Corp. 52,209 44,826
Formosa Plastics Corp. 57,985 64,225
Fufeng Group Ltd.(a) 473,000 315,673
Fujian Kuncai Material Technology
Co. Ltd., Class A 4,700 12,713
Ganfeng Lithium Group Co. Ltd.,
Class H(b) 9,680 24,002
Garware Hi-Tech Films Ltd. 141 5,912
Grand Pacific Petrochemical* 346,500 119,636
Gujarat Fluorochemicals Ltd. 715 29,532
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd. 4,606 29,484
Hangjin Technology Co. Ltd., Class A 4,700 10,863
Hansol Chemical Co. Ltd. 282 17,991
Hanwha Solutions Corp.* 517 7,034
Hektas Ticaret TAS* 390,437 39,312
Hengli Petrochemical Co. Ltd., Class
A 14,100 29,075
Himadri Speciality Chemical Ltd. 5,505 31,378
HS Hyosung Advanced Materials
Corp.* 993 120,349
Huabao International Holdings Ltd. 17,000 4,582
Huafon Chemical Co. Ltd., Class A 14,400 16,016
Hubei Xingfa Chemicals Group Co.
Ltd., Class A 4,700 14,149
Hyosung TNC Corp.* 944 145,206
Impack Pratama Industri Tbk. PT 770,800 15,227
Indorama Ventures PCL, NVDR 29,100 19,875
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 23,500 16,918
ISU Specialty Chemical* 1,222 27,627
Jiangsu Eastern Shenghong Co. Ltd.,
Class A 6,300 7,432
Jinan Acetate Chemical Co. Ltd. 1,609 41,543
Jinan Shengquan Group Share
Holding Co. Ltd., Class A 4,700 16,524
Jubilant Ingrevia Ltd. 2,701 21,727
KCC Corp. 59 10,091
Kingfa Sci & Tech Co. Ltd., Class A 9,400 12,034
Kolon Industries, Inc.* 7,473 144,265
Korea Petrochemical Ind Co. Ltd.* 332 20,816
KuibyshevAzot PJSC‡ 9,900 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Kum Yang Co. Ltd.* 586 $ 7,264
Kumho Petrochemical Co. Ltd.* 423 30,713
LG Chem Ltd.* 658 107,553
LG Chem Ltd. (Preference)* 106 10,140
Linde India Ltd. 282 20,407
Lotte Chemical Corp. 517 20,210
LOTTE Fine Chemical Co. Ltd.* 5,781 157,953
Luxi Chemical Group Co. Ltd., Class
A 1,800 2,934
Meihua Holdings Group Co. Ltd.,
Class A 10,900 15,049
Mesaieed Petrochemical Holding Co. 46,624 19,592
Miwon Commercial Co. Ltd. 50 5,857
Nan Pao Resins Chemical Co. Ltd. 2,000 19,800
Nan Ya Plastics Corp. 67,056 66,282
Nantex Industry Co. Ltd. 9,120 9,321
Navin Fluorine International Ltd. 1,068 51,155
Ningbo Shanshan Co. Ltd., Class A 14,100 13,509
Ningxia Baofeng Energy Group Co.
Ltd., Class A 5,900 14,237
Nizhnekamskneftekhim PJSC‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)‡ 26,400 —
OCI Co. Ltd.* 1,786 84,199
OCI Holdings Co. Ltd.* 6,016 327,506
Orbia Advance Corp. SAB de CV(a) 357,044 228,496
Organichesky Sintez PJSC‡ 11,550 —
Oriental Union Chemical Corp. 15,775 7,134
Paradeep Phosphates Ltd.(b) 3,995 5,203
PCBL Chemical Ltd. 6,996 30,689
Petkim Petrokimya Holding A/S* 16,968 8,277
Petronas Chemicals Group Bhd. 32,900 34,321
PhosAgro PJSC‡ 1,540 —
PI Industries Ltd. 1,189 47,822
Pidilite Industries Ltd. 4,042 134,010
PTT Global Chemical PCL, NVDR 7,300 4,661
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 1,900 4,323
Rashtriya Chemicals & Fertilizers Ltd. 10,669 20,101
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 17,746
SABIC Agri-Nutrients Co. 3,760 115,285
Sahara International Petrochemical
Co. 7,050 43,796
Sasa Polyester Sanayi A/S* 153,086 15,627
Sasol Ltd. 12,032 55,745
Satellite Chemical Co. Ltd., Class A 4,662 12,854
Saudi Aramco Base Oil Co. 329 9,789
Saudi Basic Industries Corp. 12,314 219,969
Saudi Industrial Investment Group 2,632 12,308
Saudi Kayan Petrochemical Co.* 3,854 7,008
Scientex Bhd. 24,900 22,512
Shaanxi Beiyuan Chemical Industry
Group Co. Ltd., Class A 23,500 12,907
Investments Shares Value
Chemicals
(continued)
Shaanxi Huaqin Technology Industry
Co. Ltd., Class A 940 $ 10,459
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 17,646
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 6,270
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 4,060 8,232
Shinkong Synthetic Fibers Corp. 41,300 19,118
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 6,522
Sinon Corp. 139,225 189,303
SK Chemicals Co. Ltd. 4,151 118,274
SKC Co. Ltd.* 200 21,597
Sociedad Quimica y Minera de Chile
SA (Preference), Class B 3,243 127,994
Solar Applied Materials Technology
Corp. 12,078 22,401
Solar Industries India Ltd. 381 44,843
Soulbrain Co. Ltd.* 47 5,460
Soulbrain Holdings Co. Ltd.* 1,833 43,838
SRF Ltd. 1,551 50,315
Sumitomo Chemical India Ltd. 2,585 15,271
Supreme Industries Ltd. 1,062 48,661
Taiwan Fertilizer Co. Ltd. 16,360 26,144
Taiwan Speciality Chemicals Corp. 2,000 16,133
Tata Chemicals Ltd. 2,679 30,500
Tianqi Lithium Corp., Class A 800 3,368
TKG Huchems Co. Ltd.* 7,379 86,080
Transfar Zhilian Co. Ltd., Class A 18,800 11,128
TSRC Corp. 26,350 16,424
Unipar Carbocloro SA (Preference),
Class B 22,100 185,532
UPC Technology Corp. 329,350 89,261
UPL Ltd. 9,118 63,556
USI Corp. 280,950 100,008
Wanhua Chemical Group Co. Ltd.,
Class A 5,000 47,167
Yanbu National Petrochemical Co. 2,350 23,496
Yung Chi Paint & Varnish
Manufacturing Co. Ltd. 32,000 73,821
Zangge Mining Co. Ltd., Class A 4,700 19,901
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 12,779
Zhejiang NHU Co. Ltd., Class A 4,800 14,873
Zibo Qixiang Tengda Chemical Co.
Ltd., Class A 18,800 12,525
7,363,160
Commercial Services & Supplies -
0 .2%
Ambipar Participacoes e
Empreendimentos SA, Class B* 400 9,007
Catrion Catering Holding Co. 624 22,061
China Everbright Environment Group
Ltd. 98,000 42,764

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd.,
Class A 23,500 $ 13,392
Cleanaway Co. Ltd. 1,000 5,485
CMS Info Systems Ltd. 1,739 8,700
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 18,000 7,716
Ecopro HN Co. Ltd.* 210 4,386
Frontken Corp. Bhd. 14,400 12,179
GPS Participacoes e
Empreendimentos SA(c) 14,200 36,439
Indian Railway Catering & Tourism
Corp. Ltd. 4,841 45,959
ION Exchange India Ltd. 3,312 22,241
Jihua Group Corp. Ltd., Class A 32,900 11,549
KEPCO Plant Service & Engineering
Co. Ltd.* 171 5,472
L&K Engineering Co. Ltd. 2,508 19,158
Parkin Co. PJSC 14,922 17,916
PNB Holdings Corp.*‡ 46,815 35,723
S-1 Corp. 347 14,257
Sungeel Hitech Co. Ltd.* 615 16,846
Sunny Friend Environmental
Technology Co. Ltd. 622 1,577
Taiwan Secom Co. Ltd. 3,165 11,943
Taiwan Shin Kong Security Co. Ltd. 5,520 6,907
Tuhu Car, Inc., Class A*(a)(b) 5,300 10,693
Zhefu Holding Group Co. Ltd., Class
A 32,900 13,587
395,957
Communications Equipment -
0 .4%
Accton Technology Corp. 7,934 184,968
Arcadyan Technology Corp. 2,832 15,532
BYD Electronic International Co. Ltd. 21,500 116,722
Datang Telecom Technology Co. Ltd.,
Class A* 9,400 10,365
FOCI Fiber Optic Communications,
Inc.* 2,000 21,847
Gemtek Technology Corp. 155,660 155,765
Glarun Technology Co. Ltd., Class A 1,800 4,693
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 10,125
Joongang Advanced Materials Co.
Ltd.* 3,055 15,664
Lanner Electronics, Inc. 31,350 93,203
LuxNet Corp. 3,840 28,453
Seojin System Co. Ltd.* 1,367 23,332
Sercomm Corp. 6,960 26,795
Tejas Networks Ltd.*(b) 1,873 19,811
Wistron NeWeb Corp. 9,572 41,531
ZTE Corp., Class A 7,700 42,376
ZTE Corp., Class H(a) 20,000 69,562
Zyxel Group Corp. 112,792 132,512
1,013,256
Investments Shares Value
Construction & Engineering -
1 .7%
Acter Group Corp. Ltd. 2,810 $ 39,066
BES Engineering Corp. 50,496 16,123
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 11,012
Central New Energy Holding Group
Ltd.* 15,000 16,672
CH Karnchang PCL, NVDR 33,100 16,218
China Aluminum International
Engineering Corp. Ltd., Class A* 18,800 10,817
China Communications Services
Corp. Ltd., Class H 872,000 494,666
China Conch Venture Holdings Ltd. 587,500 474,277
China Energy Engineering Corp. Ltd.,
Class A 23,600 7,309
China Energy Engineering Corp. Ltd.,
Class H(a) 104,000 12,680
China Railway Group Ltd., Class A 44,300 36,101
China Railway Group Ltd., Class H(a) 74,000 35,710
China Southern Power Grid
Technology Co. Ltd., Class A 3,149 13,009
Continental Holdings Corp. 183,285 166,047
CTCI Corp. 22,200 26,861
DA CIN Construction Co. Ltd. 69,000 115,956
DL E&C Co. Ltd.* 10,716 231,209
Engineers India Ltd. 9,696 19,148
Enka Insaat ve Sanayi A/S 17,350 23,566
G R Infraprojects Ltd.* 1,392 20,572
Gamuda Bhd. 80,000 72,507
GEK Terna SA 1,470 28,546
Girsim Elektrik Sanayi Taahut ve
Ticaret A/S* 3,854 5,509
GMR Power and Urban Infra Ltd.* 81,404 100,148
GS Engineering & Construction
Corp.* 805 9,562
Guangdong Construction
Engineering Group Co. Ltd., Class
A 4,900 2,347
HDC Hyundai Development Co-
Engineering & Construction, Class
E* 14,194 162,161
Hyundai Engineering & Construction
Co. Ltd. 1,154 24,660
IJM Corp. Bhd. 37,600 20,160
IRB Infrastructure Developers Ltd. 39,439 26,100
IRCON International Ltd.(b) 7,912 20,227
IS Dongseo Co. Ltd.* 5,828 77,533
ITD Cementation India Ltd. 846 5,277
Kalpataru Projects International Ltd. 2,050 25,056
KEC International Ltd. 2,064 20,036
KEPCO Engineering & Construction
Co., Inc.* 611 28,973
KNR Constructions Ltd. 6,325 21,670
Kontrolmatik Enerji ve Muhendislik
A/S 115,004 115,023
Kuo Toong International Co. Ltd. 12,255 20,071
Larsen & Toubro Ltd. 9,964 410,380
Larsen & Toubro Ltd., GDR(b) 296 12,106

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Metallurgical Corp. of China Ltd.,
Class A 42,300 $ 18,051
Metallurgical Corp. of China Ltd.,
Class H(a) 106,000 20,679
NBCC India Ltd. 21,225 24,463
NCC Ltd. 10,340 30,119
NMDC Group PJSC 5,448 37,407
PNC Infratech Ltd.(b) 2,700 9,944
Power Construction Corp. of China
Ltd., Class A 35,600 24,895
Power Mech Projects Ltd. 188 4,675
Praj Industries Ltd. 2,950 21,511
PSG Corp. PCL, NVDR* 3,600 36
Rail Vikas Nigam Ltd.(b) 9,256 50,898
Ruentex Engineering & Construction
Co. 2,590 12,068
Run Long Construction Co. Ltd. 14,889 16,355
Samsung E&A Co. Ltd. 2,961 36,702
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,927
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 12,364
Sinopec Engineering Group Co. Ltd.,
Class H 540,500 431,479
Sterling and Wilson Renewable*(b) 1,569 5,994
Techno Electric & Engineering Co.
Ltd. 1,479 18,403
Tekfen Holding A/S* 66,881 118,917
United Integrated Services Co. Ltd. 3,550 55,537
Voltas Ltd. 3,887 56,582
Waaree Renewable Technologies
Ltd. 329 3,850
Waskita Karya Persero Tbk. PT*‡ 173,900 117
Wilson Bayly Holmes-Ovcon Ltd. 16,262 182,915
Yankey Engineering Co. Ltd. 1,980 28,828
4,220,787
Construction Materials -
1 .3%
ACC Ltd. 1,141 26,447
Akcansa Cimento A/S 12,690 73,689
Ambuja Cements Ltd. 11,609 68,730
Anhui Conch Cement Co. Ltd., Class
A 5,100 17,481
Anhui Conch Cement Co. Ltd., Class
H(a) 28,500 76,631
Asia Cement Corp. 70,700 88,785
Baticim Bati Anadolu Cimento
Sanayii A/S* 987,846 120,402
Berkah Beton Sadaya Tbk. PT* 425,000 183
Birla Corp. Ltd. 327 4,408
Cementos Argos SA 13,950 34,436
Cemex SAB de CV 341,088 203,247
China Jushi Co. Ltd., Class A 9,600 14,933
China National Building Material Co.
Ltd., Class H(a) 104,000 49,520
Investments Shares Value
Construction Materials
(continued)
China Resources Building Materials
Technology Holdings Ltd. 846,000 $ 162,868
Cimsa Cimento Sanayi ve Ticaret A/S 123,422 183,649
CSG Holding Co. Ltd., Class A 18,800 12,888
CSG Holding Co. Ltd., Class B 4,700 1,200
Dalmia Bharat Ltd. 1,598 34,433
GCC SAB de CV 2,953 27,548
Goldsun Building Materials Co. Ltd. 20,000 27,133
Grasim Industries Ltd. 5,969 172,893
Grupo Argos SA 8,750 41,612
Grupo Argos SA (Preference) 5,950 21,165
Hanil Cement Co. Ltd. 9,776 103,546
Huaxin Cement Co. Ltd., Class A 3,700 6,265
Hume Cement Industries Bhd. 79,900 51,265
India Cements Ltd. (The)* 2,773 8,455
Indocement Tunggal Prakarsa Tbk.
PT 526,400 189,730
JK Cement Ltd. 530 29,584
JK Lakshmi Cement Ltd. 2,744 25,474
Nuh Cimento Sanayi A/S 2,068 15,962
Nuvoco Vistas Corp. Ltd.* 830 3,359
Oyak Cimento Fabrikalari A/S* 17,222 11,653
Qassim Cement Co. (The) 725 10,283
Ramco Cements Ltd. (The) 2,289 24,247
Rhi Magnesita India Ltd. 393 2,144
Riyadh Cement Co. 1,967 17,857
Saudi Cement Co. 2,914 33,641
Semen Indonesia Persero Tbk. PT 1,292,517 222,820
Shree Cement Ltd. 235 75,414
Siam Cement PCL (The), NVDR 9,400 42,987
Southern Province Cement Co. 1,634 14,790
Star Cement Ltd.* 7,008 17,275
Tangshan Jidong Cement Co. Ltd.,
Class A* 4,700 3,209
TCC Group Holdings Co. Ltd. 94,000 91,478
Tipco Asphalt PCL, NVDR 249,100 133,889
TPI Polene PCL, NVDR 1,320,800 39,222
UltraTech Cement Ltd. 1,833 243,101
Universal Cement Corp. 188,926 164,519
Yamama Cement Co. 4,747 47,588
Yanbu Cement Co. 705 4,695
3,098,733
Consumer Finance -
1 .2%
AEON Credit Service M Bhd. 79,900 104,860
Bajaj Finance Ltd. 3,948 359,406
Bangkok Commercial Asset
Management PCL, NVDR 531,100 90,685
BFI Finance Indonesia Tbk. PT 2,965,700 160,111
Capri Global Capital Ltd. 7,792 16,025
Cholamandalam Financial Holdings
Ltd. 1,776 31,142
Cholamandalam Investment and
Finance Co. Ltd. 6,157 91,403
CreditAccess Grameen Ltd. 1,166 14,577
FinVolution Group, ADR 54,708 417,969

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
Gentera SAB de CV 586,400 $ 772,426
Hotai Finance Co. Ltd. 3,220 7,861
JMT Network Services PCL, NVDR 4,800 2,095
Krungthai Card PCL, NVDR 5,100 7,686
Lufax Holding Ltd.* 18,800 26,300
Mahindra & Mahindra Financial
Services Ltd. 9,024 29,687
Manappuram Finance Ltd. 201,254 455,478
Muangthai Capital PCL, NVDR 14,000 18,188
Muthoot Finance Ltd. 1,466 38,231
Ngern Tid Lor PCL, NVDR 4,140 2,041
Poonawalla Fincorp Ltd.* 5,720 20,498
Samsung Card Co. Ltd. 539 15,580
SBI Cards & Payment Services Ltd. 2,822 25,354
Shriram Finance Ltd. 20,680 129,823
Srisawad Corp. PCL, NVDR 24,800 27,249
Sundaram Finance Ltd. 1,551 82,675
Yulon Finance Corp. 4,672 16,274
2,963,624
Consumer Staples Distribution & Retail -
1 .3%
99 Speed Mart Retail Holdings Bhd.* 47,000 23,408
Abdullah Al Othaim Markets Co. 3,666 10,458
Al-Dawaa Medical Services Co. 1,645 34,955
Alibaba Health Information
Technology Ltd.*(a) 52,000 24,093
Almunajem Foods Co. 450 11,794
Avenue Supermarts Ltd.*(b) 2,068 87,495
Beijing UBOX Online Technology
Corp.* 23,500 10,767
Berli Jucker PCL 500 331
Berli Jucker PCL, NVDR 42,000 27,813
BGF retail Co. Ltd.* 47 3,351
Bid Corp. Ltd. 5,311 135,549
BIM Birlesik Magazalar A/S 11,687 179,278
BinDawood Holding Co. 6,204 10,900
Cencosud SA 33,276 84,731
Clicks Group Ltd. 3,760 72,421
Corporativo Fragua SAB de CV 1,242 34,088
CP ALL PCL, NVDR 61,100 94,349
CP Axtra PCL, NVDR 32,992 26,207
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 8,415
Dis-Chem Pharmacies Ltd.(b) 10,996 20,119
Dongsuh Cos., Inc. 859 13,745
East Buy Holding Ltd.*(b) 3,000 6,291
E-MART, Inc. 204 9,056
Fangzhou, Inc.* 23,500 8,143
Ghitha Holding PJSC* 3,102 20,843
Great Tree Pharmacy Co. Ltd. 1,805 8,218
Grupo Comercial Chedraui SA de
CV(a) 4,623 26,748
GS Retail Co. Ltd.* 1,076 11,330
Innovation New Material Technology
Co. Ltd., Class A 23,500 12,131
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
InRetail Peru Corp.(b) 1,222 $ 37,821
JD Health International, Inc.*(a)(b) 11,750 48,333
La Comer SAB de CV 10,549 17,309
Magnit PJSC‡ 2,296 —
Migros Ticaret A/S 2,688 43,858
Nahdi Medical Co. 376 11,829
Philippine Seven Corp. 23,500 26,430
Pick n Pay Stores Ltd.* 20,309 31,220
Ping An Healthcare and Technology
Co. Ltd.(a)(b) 43,614 34,313
President Chain Store Corp. 8,000 63,554
Puregold Price Club, Inc. 413,600 175,011
Raia Drogasil SA 18,864 68,106
Robinsons Retail Holdings, Inc. 183,300 107,393
Sendas Distribuidora SA* 517,000 596,521
Shoprite Holdings Ltd. 7,144 109,379
SMU SA 1,047,348 189,774
Sok Marketler Ticaret A/S 125,992 136,696
SPAR Group Ltd. (The)* 6,251 46,948
Spinneys 1961 Holding plc 52,781 23,423
Sumber Alfaria Trijaya Tbk. PT 302,400 53,245
Sun Art Retail Group Ltd.(a) 47,000 10,255
Wal-Mart de Mexico SAB de CV 70,000 182,174
Yifeng Pharmacy Chain Co. Ltd.,
Class A 4,700 14,816
Yonghui Superstores Co. Ltd., Class
A* 14,100 10,598
3,056,033
Containers & Packaging -
0 .1%
Cheng Loong Corp. 26,600 15,768
EPL Ltd. 1,551 4,089
Klabin SA 23,500 90,275
Pantai Indah Kapuk Dua Tbk. PT 24,000 17,043
SCG Packaging PCL, NVDR 4,600 2,254
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A 4,700 17,960
Taiwan Hon Chuan Enterprise Co.
Ltd. 4,857 23,967
Time Technoplast Ltd. 2,209 10,215
Ton Yi Industrial Corp. 26,100 12,042
193,613
Distributors -
0 .1%
China Tobacco International HK Co.
Ltd.(b) 6,000 21,562
MBM Resources Bhd. 65,800 84,141
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 9,042
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 13,819
128,564
Diversified Consumer Services -
0 .3%
Advtech Ltd. 11,201 19,774
China Education Group Holdings Ltd.
(a)(b) 378,552 167,617

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Consumer Services
(continued)
Fu Shou Yuan International Group
Ltd.(a) 473,000 $ 259,216
Humansoft Holding Co. KSC 987 8,216
Lung Yen Life Service Corp.* 8,448 13,681
National Co. for Learning &
Education 461 22,370
New Oriental Education &
Technology Group, Inc. 23,200 112,701
Offcn Education Technology Co. Ltd.,
Class A* 4,700 2,102
Taaleem Holdings PJSC 16,512 19,016
TAL Education Group, ADR* 7,003 85,647
Tianli International Holdings Ltd.(b) 50,000 25,861
736,201
Diversified REITs -
0 .2%
Axis REIT, REIT 23,973 9,573
Concentradora Fibra Danhos SA de
CV, REIT 380,750 391,416
Fibra Uno Administracion SA de CV,
REIT 61,100 63,581
Growthpoint Properties Ltd., REIT 67,163 43,421
KLCCP Stapled Group, REIT 9,600 17,531
Redefine Properties Ltd., REIT 210,909 50,044
SK REITs Co. Ltd., REIT 1,683 5,676
581,242
Diversified Telecommunication Services -
0 .9%
Chief Telecom, Inc. 1,104 14,927
China Tower Corp. Ltd., Class H(b) 1,034,000 148,632
Chunghwa Telecom Co. Ltd. 51,609 196,325
CITIC Telecom International Holdings
Ltd. 598,000 168,081
Converge Information and
Communications Technology
Solutions, Inc. 98,700 27,054
Emirates Integrated
Telecommunications Co. PJSC 6,956 14,923
Emirates Telecommunications Group
Co. PJSC 47,470 220,998
Etihad Atheeb Telecommunication
Co. 6,439 179,228
Hellenic Telecommunications
Organization SA 4,136 62,774
HFCL Ltd. 20,750 23,484
Indus Towers Ltd.* 12,032 48,230
Jasmine Technology Solution PCL,
NVDR* 8,800 14,111
LG Uplus Corp. 3,683 25,449
Magyar Telekom Telecommunications
plc 9,650 34,109
Ooredoo QPSC 30,644 108,740
PT Tower Bersama Infrastructure
Tbk. 42,300 5,372
Railtel Corp. of India Ltd. 3,796 17,819
Investments Shares Value
Diversified Telecommunication Services
(continued)
Rostelecom PJSC‡ 33,770 $ —
Rostelecom PJSC (Preference)‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 191,100 7,445
Saudi Telecom Co. 27,025 313,431
Tata Communications Ltd. 2,192 41,326
Tata Teleservices Maharashtra Ltd.* 26,489 21,955
Telefonica Brasil SA 11,300 100,339
Telekom Malaysia Bhd. 28,200 41,754
Telkom Indonesia Persero Tbk. PT 1,109,200 181,011
Telkom SA SOC Ltd.* 104,011 186,796
TIME dotCom Bhd. 6,200 6,468
True Corp. PCL, NVDR* 150,400 52,255
Turk Telekomunikasyon A/S* 19,746 27,840
2,290,876
Electric Utilities -
1 .1%
Adani Energy Solutions Ltd.* 3,525 30,455
Celsia SA ESP 188,329 167,257
Centrais Eletricas Brasileiras SA 23,500 145,188
Centrais Eletricas Brasileiras SA
(Preference), Class B 5,000 33,981
CESC Ltd. 16,168 26,689
CEZ A/S 3,713 163,046
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 8,786
Cia Energetica de Minas Gerais 6,110 15,742
Cia Energetica de Minas Gerais
(Preference) 53,712 100,776
Cia Paranaense de Energia - Copel 14,100 20,927
Cia Paranaense de Energia - Copel
(Preference) 18,800 31,218
CPFL Energia SA 4,700 27,662
Enel Americas SA 331,321 29,784
Enel Chile SA 617,128 36,645
Energisa SA 5,000 33,947
Enerjisa Enerji A/S(b) 7,676 13,124
Engie Energia Chile SA* 171,879 171,559
Equatorial Energia SA 30,505 157,447
Federal Grid Co. - Rosseti PJSC
(Registered)*‡ 22,532,366 —
Inter RAO UES PJSC‡ 1,596,292 —
Interconexion Electrica SA ESP 7,755 34,214
Isa Energia Brasil SA (Preference) 4,700 19,149
Korea Electric Power Corp.* 5,593 81,027
Manila Electric Co. 8,460 64,929
Mosenergo PJSC‡ 4,455,000 —
Neoenergia SA 14,100 45,258
Power Grid Corp. of India Ltd. 68,573 238,812
Public Power Corp. SA 6,063 83,134
Reliance Infrastructure Ltd.* 91,274 264,076
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 16,779 76,140
SJVN Ltd. 13,152 14,806
Tata Power Co. Ltd. (The) 26,649 112,145
Tenaga Nasional Bhd. 112,800 344,157

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Torrent Power Ltd. 2,867 $ 48,440
Transmissora Alianca de Energia
Eletrica SA 5,000 28,683
2,669,203
Electrical Equipment -
1 .3%
ABB India Ltd. 861 58,396
AcBel Polytech, Inc. 35,683 33,472
Amara Raja Energy & Mobility Ltd. 2,250 26,877
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S 1,172 3,844
Bharat Heavy Electricals Ltd. 22,842 54,876
Bizlink Holding, Inc. 2,865 55,763
CG Power & Industrial Solutions Ltd. 10,622 77,854
Cheryong Electric Co. Ltd. 4,089 156,187
Chicony Power Technology Co. Ltd. 2,551 9,821
China XD Electric Co. Ltd., Class A 5,000 5,011
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 36,600
CyberPower Systems, Inc. 25,636 276,507
Dongfang Electric Corp. Ltd., Class A 5,000 10,269
Doosan Enerbility Co. Ltd.* 6,204 102,048
Doosan Fuel Cell Co. Ltd.* 690 7,741
Ecopro BM Co. Ltd.* 705 63,562
Ecopro Co. Ltd.* 1,430 60,034
Ecopro Materials Co. Ltd.* 71 3,469
Elecon Engineering Co. Ltd. 3,552 21,833
Electrical Industries Co. 10,708 20,841
Fangda Carbon New Material Co.
Ltd., Class A 5,300 3,312
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,226
Finolex Cables Ltd. 1,850 21,391
Fortune Electric Co. Ltd. 3,221 55,901
GE Vernova T&D India Ltd. 1,350 27,860
GEM Co. Ltd., Class A 7,300 6,381
Goldwind Science & Technology Co.
Ltd., Class A 9,600 12,699
Goldwind Science & Technology Co.
Ltd., Class H 5,600 3,924
GoodWe Technologies Co. Ltd.,
Class A 480 2,534
Gotion High-tech Co. Ltd., Class A 4,600 13,101
Graphite India Ltd. 2,629 14,445
Gulf Cables & Electrical Industries
Group Co. KSCP 5,358 31,314
Hangzhou Steam Turbine Power
Group Co. Ltd., Class B 4,700 6,002
Havells India Ltd. 3,478 62,889
HBL Engineering Ltd. 4,272 29,437
HD Hyundai Electric Co. Ltd. 354 99,890
HEG Ltd. 2,209 10,074
Hitachi Energy India Ltd. 203 30,148
Investments Shares Value
Electrical Equipment
(continued)
Hoymiles Power Electronics, Inc.,
Class A 611 $ 8,498
Hyosung Heavy Industries Corp.* 96 29,633
Iljin Electric Co. Ltd.* 611 13,688
Inox Wind Energy Ltd.* 47 5,081
Inox Wind Ltd.* 11,470 22,325
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 8,449
KEI Industries Ltd. 989 45,942
Korea Electric Terminal Co. Ltd. 2,491 134,579
L&F Co. Ltd.* 436 26,436
LG Energy Solution Ltd.* 611 148,019
LS Corp.* 658 53,754
LS Electric Co. Ltd.* 300 47,694
LS Materials Ltd. 2,773 25,287
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 6,430
NARI Technology Co. Ltd., Class A 9,700 30,818
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 3,149 13,676
Olectra Greentech Ltd. 1,392 23,563
Phihong Technology Co. Ltd.* 11,472 12,374
Polycab India Ltd. 987 68,803
POSCO Future M Co. Ltd. 470 46,191
Pylon Technologies Co. Ltd., Class A 2,266 11,778
Riyadh Cables Group Co. 720 27,221
Roshow Technology Co. Ltd., Class
A* 14,100 14,421
Sanil Electric Co. Ltd.* 517 25,690
Schneider Electric Infrastructure Ltd.* 1,400 11,036
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 23,853
Shihlin Electric & Engineering Corp. 5,136 29,267
Shinsung Delta Tech Co. Ltd.* 554 35,268
Suzlon Energy Ltd.* 192,653 129,383
Ta Ya Electric Wire & Cable 16,380 20,520
Taihan Electric Wire Co. Ltd.* 1,021 9,198
Tatung Co. Ltd.* 30,816 41,194
TBEA Co. Ltd., Class A 15,350 25,272
Teco Electric and Machinery Co. Ltd. 22,000 36,030
Transformers & Rectifiers India Ltd. 423 4,340
Triveni Turbine Ltd. 2,700 20,896
V-Guard Industries Ltd. 4,754 20,003
Voltronic Power Technology Corp. 500 29,104
Walsin Lihwa Corp. 66,050 49,445
WEG SA 23,100 217,654
Xiangtan Electric Manufacturing Co.
Ltd., Class A* 9,400 13,172
XTC New Energy Materials Xiamen
Co. Ltd., Class A 2,231 13,184
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,700 14,311
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 19,468
3,130,481

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components -
3 .4%
AAC Technologies Holdings, Inc. 13,000 $ 66,739
Ability Opto-Electronics Technology
Co. Ltd. 3,072 18,820
All Ring Tech Co. Ltd. 2,000 26,277
Asia Optical Co., Inc. 7,296 35,223
AUO Corp. 83,050 35,907
Aurora Corp. 4,316 8,334
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 22,852
BOE Technology Group Co. Ltd.,
Class A 56,400 34,626
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 29,896
Castles Technology Co. Ltd. 38,000 95,325
Chang Wah Electromaterials, Inc. 10,200 13,557
Channel Well Technology Co. Ltd. 76,289 182,284
Cheng Uei Precision Industry Co.
Ltd. 111,559 233,494
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 17,299
China Railway Signal &
Communication Corp. Ltd., Class
H(b) 52,000 21,023
Chin-Poon Industrial Co. Ltd. 135,684 149,456
Chroma ATE, Inc. 6,603 76,566
Chunghwa Precision Test Tech Co.
Ltd. 720 17,776
Compeq Manufacturing Co. Ltd. 33,000 69,372
Coretronic Corp. 9,168 22,550
Co-Tech Development Corp. 4,640 7,727
CPT Technology Group Co. Ltd.,
Class A* 18,800 10,610
Daeduck Electronics Co. Ltd. 13,771 175,336
Daejoo Electronic Materials Co. Ltd.* 244 17,213
Delta Electronics Thailand PCL,
NVDR 65,900 246,575
Delta Electronics, Inc. 28,760 384,457
Dynamic Holding Co. Ltd. 97,245 170,256
Dynapack International Technology
Corp. 2,935 18,339
E Ink Holdings, Inc. 14,429 123,666
Egis Technology, Inc.* 2,189 10,334
Elite Material Co. Ltd. 5,163 96,861
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 14,607
FLEXium Interconnect, Inc. 8,432 16,643
Fositek Corp. 1,000 22,000
Foxconn Industrial Internet Co. Ltd.,
Class A 14,100 41,633
Foxconn Technology Co. Ltd. 22,261 53,190
General Interface Solution Holding
Ltd.* 105,191 168,097
Genius Electronic Optical Co. Ltd. 2,150 29,628
Genus Power Infrastructures Ltd. 5,088 19,109
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Global Brands Manufacture Ltd. 102,016 $ 208,533
GoerTek, Inc., Class A 3,800 14,521
Gold Circuit Electronics Ltd. 5,240 35,704
Hana Microelectronics PCL, NVDR 7,200 5,046
Hannstar Board Corp. 101,772 164,810
HannStar Display Corp.* 69,288 16,937
Holy Stone Enterprise Co. Ltd. 3,250 8,649
Hon Hai Precision Industry Co. Ltd. 302,856 1,665,671
Honeywell Automation India Ltd. 52 24,297
I-Chiun Precision Industry Co. Ltd. 3,054 9,705
Innolux Corp. 98,000 42,071
ITEQ Corp. 6,096 13,709
Jaymart Group Holdings PCL, NVDR 267,200 86,488
JNTC Co. Ltd.* 799 12,043
Kaynes Technology India Ltd.* 535 29,601
KCE Electronics PCL, NVDR 2,500 1,633
Kingboard Holdings Ltd. 20,500 52,095
Kingboard Laminates Holdings Ltd. 27,500 27,565
Largan Precision Co. Ltd. 1,900 159,649
LG Display Co. Ltd.* 5,876 37,407
LG Innotek Co. Ltd.* 329 33,670
Lingyi iTech Guangdong Co., Class A 6,500 7,614
Lotes Co. Ltd. 2,050 117,758
Lotte Energy Materials Corp.* 1,034 15,727
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 45,918
MH Development Ltd.*‡ 22,000 —
Nan Ya Printed Circuit Board Corp. 5,664 23,537
Nationgate Holdings Bhd. 15,000 6,024
Nichidenbo Corp. 65,025 132,323
Pan-International Industrial Corp. 161,845 201,515
Park Systems Corp.* 235 38,169
PG Electroplast Ltd. 3,243 29,298
Primax Electronics Ltd. 14,600 36,402
Promate Electronic Co. Ltd. 5,500 13,175
Quest Holdings SA 1,081 7,102
Raytron Technology Co. Ltd., Class A 343 2,352
Redington Ltd. 217,234 517,226
RoboSense Technology Co. Ltd.* 9,700 40,896
Samsung Electro-Mechanics Co. Ltd. 893 82,417
Samsung SDI Co. Ltd. 799 122,077
Scientech Corp. 1,000 11,519
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 526 14,419
Shengyi Technology Co. Ltd., Class A 4,900 20,114
Shenzhen Fastprint Circuit Tech Co.
Ltd., Class A 9,400 13,884
Simplo Technology Co. Ltd. 4,656 56,834
Sinbon Electronics Co. Ltd. 4,561 37,209
Solomon Technology Corp. 3,078 13,261
SOLUM Co. Ltd.* 16,403 212,799
Solus Advanced Materials Co. Ltd.* 1,741 12,042
Sunny Optical Technology Group Co.
Ltd.(a) 10,800 96,127
Supreme Electronics Co. Ltd. 14,160 26,262

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Synnex Technology International
Corp. 36,401 $ 79,191
Taiwan Surface Mounting Technology
Corp. 6,816 21,763
Taiwan Union Technology Corp. 4,128 21,190
TCL Technology Group Corp., Class
A 17,860 12,317
Test Research, Inc. 4,350 16,681
Thinking Electronic Industrial Co. Ltd. 2,688 13,470
Tianma Microelectronics Co. Ltd.,
Class A* 10,900 12,589
Tong Hsing Electronic Industries Ltd. 2,783 10,714
TPK Holding Co. Ltd.* 9,050 10,383
Tripod Technology Corp. 14,000 84,056
TXC Corp. 4,608 13,826
Unimicron Technology Corp. 21,910 93,055
Unitech Printed Circuit Board Corp.* 9,446 8,817
Universal Microwave Technology, Inc. 1,000 13,841
VS Industry Bhd. 137,700 32,436
Wah Lee Industrial Corp. 6,400 22,684
Walsin Technology Corp. 5,952 16,895
Weikeng Industrial Co. Ltd. 24,860 25,902
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 69,855
WT Microelectronics Co. Ltd. 21,650 75,082
Wuhan Guide Infrared Co. Ltd.,
Class A 14,100 12,655
Yageo Corp. 10,797 177,157
Zen Technologies Ltd. 1,440 28,946
Zero One Technology Co. Ltd. 2,000 7,853
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 10,844
Zhen Ding Technology Holding Ltd. 17,150 62,620
8,362,283
Energy Equipment & Services -
0 .4%
Ades Holding Co. 3,337 15,979
ADNOC Drilling Co. PJSC 33,358 49,042
Bumi Armada Bhd.* 940,000 139,181
China Oilfield Services Ltd., Class A 5,000 10,331
China Oilfield Services Ltd., Class H 18,000 16,194
China Petroleum Engineering Corp.,
Class A 27,800 13,203
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 8,553
Dayang Enterprise Holdings Bhd. 267,900 127,414
Dialog Group Bhd. 42,300 18,030
Gulf International Services QSC 557,091 517,769
NMDC Energy* 28,086 21,793
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 17,468
Yinson Holdings Bhd. 58,088 30,363
985,320
Investments Shares Value
Entertainment -
0 .8%
China Ruyi Holdings Ltd.*(a) 132,000 $ 42,184
CJ ENM Co. Ltd.* 4,058 149,696
HYBE Co. Ltd.* 282 43,668
International Games System Co. Ltd. 3,640 105,214
iQIYI, Inc., ADR*(a) 187,436 406,736
JYP Entertainment Corp.* 480 24,776
Kingsoft Corp. Ltd. 16,800 84,306
Krafton, Inc.* 470 117,743
Maoyan Entertainment*(a)(b) 131,600 144,409
MD Entertainment Tbk. PT 28,800 7,032
NCSoft Corp.* 249 29,596
NetEase Cloud Music, Inc.*(b) 950 14,899
NetEase, Inc. 26,300 543,444
Perfect World Co. Ltd., Class A 4,100 5,898
PVR Inox Ltd.* 2,045 25,747
Saregama India Ltd. 1,900 10,443
SM Entertainment Co. Ltd.* 144 8,275
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 188 4,859
Tencent Music Entertainment Group,
ADR(a) 377 4,516
Tencent Music Entertainment Group,
Class A 18,800 108,579
Tips Music Ltd. 564 4,191
Wemade Co. Ltd.* 388 10,681
XD, Inc.*(a)(b) 9,400 30,704
XPEC Entertainment, Inc.*‡ 14,800 —
1,927,596
Financial Services -
1 .4%
Aavas Financiers Ltd.* 1,935 38,264
Aditya Birla Capital Ltd.* 13,950 28,892
Aptus Value Housing Finance India
Ltd. 3,811 13,332
AVIC Industry-Finance Holdings Co.
Ltd., Class A 23,500 10,966
Bajaj Finserv Ltd. 6,110 122,466
Bajaj Holdings & Investment Ltd. 458 61,124
Can Fin Homes Ltd. 2,250 17,345
Chailease Holding Co. Ltd. 38,067 134,342
Corp. Financiera Colombiana SA* 40,326 169,250
CSSC Hong Kong Shipping Co. Ltd.
(b) 564,000 125,227
E-Finance for Digital & Financial
Investments 9,861 3,555
Far East Horizon Ltd. 52,000 38,241
Fawry for Banking & Payment
Technology Services SAE* 44,933 7,693
FirstRand Ltd. 142,175 580,503
Genertec Universal Medical Group
Co. Ltd.(b) 258,500 159,248
Grupo de Inversiones Suramericana
SA (Preference) 3,587 24,526
Home First Finance Co. India Ltd.(b) 1,225 14,086
Housing & Urban Development Corp.
Ltd. 7,450 19,757
IFCI Ltd.* 14,570 9,459

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
IGB Bhd. 197,400 $ 119,126
IIFL Finance Ltd.* 3,422 14,082
Indian Railway Finance Corp. Ltd.(b) 26,757 46,627
Indian Renewable Energy
Development Agency Ltd.* 11,500 26,834
Infibeam Avenues Ltd. 45,120 11,835
Jio Financial Services Ltd.* 55,366 154,465
L&T Finance Ltd. 11,562 19,418
LIC Housing Finance Ltd. 8,977 61,988
Meritz Financial Group, Inc.* 2,397 188,395
National Investments Co. KSCP 20,286 17,097
One 97 Communications Ltd.* 5,513 49,375
Piramal Enterprises Ltd. 2,685 31,715
PNB Housing Finance Ltd.*(b) 1,056 10,707
Power Finance Corp. Ltd. 34,263 167,129
REC Ltd. 30,691 159,397
Remgro Ltd. 11,515 89,018
Sammaan Capital Ltd. 246,938 401,128
Turkiye Sinai Kalkinma Bankasi A/S* 64,719 24,567
Yuanta Financial Holding Co. Ltd. 333,556 352,635
3,523,814
Food Products -
1 .9%
Agthia Group PJSC 16,027 26,922
Alicorp SAA* 84,979 157,834
Almarai Co. JSC 4,172 65,516
Anjoy Foods Group Co. Ltd., Class A 500 5,176
AVI Ltd. 5,424 28,622
Balrampur Chini Mills Ltd. 3,850 21,662
Beijing Dabeinong Technology Group
Co. Ltd., Class A 19,400 10,976
Betagro PCL 24,400 12,608
Bombay Burmah Trading Co. 940 22,987
BRF SA 14,500 54,336
Britannia Industries Ltd. 1,880 111,339
CCL Products India Ltd. 2,597 18,640
Century Pacific Food, Inc. 17,700 11,113
Charoen Pokphand Enterprise 4,272 12,113
Charoen Pokphand Foods PCL,
NVDR 94,900 61,999
Charoen Pokphand Indonesia Tbk.
PT 65,800 18,852
Cherkizovo Group PJSC‡ 2,594 —
China Feihe Ltd.(b) 94,000 64,303
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 80,000 158,940
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,729
CJ CheilJedang Corp. 141 23,484
COFCO Joycome Foods Ltd.*(a)(b) 1,081,000 190,073
Daesang Corp.* 8,178 105,475
Formosa Oilseed Processing Co. Ltd. 4,000 5,622
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 29,792
Great Wall Enterprise Co. Ltd. 24,650 38,864
Investments Shares Value
Food Products
(continued)
Gruma SAB de CV, Class B 2,916 $ 50,733
Grupo Bimbo SAB de CV, Class A,
Series A(a) 16,764 44,189
Grupo Nutresa SA 2,256 52,702
Guan Chong Bhd. 159,800 151,644
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A 4,700 14,246
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 10,774
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 9,797
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 29,914
Indofood Sukses Makmur Tbk. PT 84,600 40,743
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 21,836
IOI Corp. Bhd. 32,900 27,457
Japfa Comfeed Indonesia Tbk. PT 1,894,100 231,824
JBS SA 18,900 114,665
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 9,400 12,344
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 37,517 14,202
Kuala Lumpur Kepong Bhd. 9,400 41,965
Lian HWA Food Corp. 2,013 9,042
Lien Hwa Industrial Holdings Corp. 18,685 28,318
Lotte Wellfood Co. Ltd.* 1,128 79,729
LT Foods Ltd. 3,911 17,614
M Dias Branco SA 42,400 167,524
Marfrig Global Foods SA 4,700 12,785
Marico Ltd. 10,951 84,791
Mayora Indah Tbk. PT 83,900 12,611
Modern Mills Co.(b) 1,786 20,714
Mrs Bectors Food Specialities Ltd.(b) 1,104 18,736
Muyuan Foods Co. Ltd., Class A 4,720 24,176
Namchow Holdings Co. Ltd. 59,850 91,344
Nestle India Ltd. 5,358 143,092
Nestle Malaysia Bhd. 700 14,130
New Hope Liuhe Co. Ltd., Class A* 4,300 5,144
NongShim Co. Ltd. 53 12,730
Orion Corp.* 409 28,543
Orion Holdings Corp.* 8,037 83,965
Patanjali Foods Ltd. 1,887 39,750
PPB Group Bhd. 14,080 37,778
QL Resources Bhd. 33,392 34,235
Samyang Foods Co. Ltd. 53 24,950
Sao Martinho SA 59,900 232,668
Sarawak Oil Palms Bhd. 112,800 77,182
Saudia Dairy & Foodstuff Co. 294 25,899
Savola Group (The)* 3,044 31,652
SD Guthrie Bhd. 28,203 30,686
SLC Agricola SA 65,800 195,547
Tata Consumer Products Ltd. 9,574 113,258
Thai Union Group PCL, NVDR 16,500 5,880

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Thaifoods Group PCL, NVDR 455,900 $ 42,781
Tiger Brands Ltd. 3,901 57,700
Tingyi Cayman Islands Holding Corp. 52,000 79,152
Tres Tentos Agroindustrial SA 47,000 127,930
Triputra Agro Persada PT 2,932,800 142,142
Triveni Engineering & Industries Ltd. 4,263 18,860
Ulker Biskuvi Sanayi A/S* 6,672 22,442
Ultrajaya Milk Industry & Trading Co.
Tbk. PT 188,000 17,935
Uni-President China Holdings Ltd. 43,000 43,433
Uni-President Enterprises Corp. 75,479 180,810
United Plantations Bhd. 5,000 34,324
Universal Robina Corp. 3,190 3,323
Want Want China Holdings Ltd. 47,000 28,592
Yihai International Holding Ltd.(a) 3,000 5,159
Zad Holding Co. 1,128 4,585
Zydus Wellness Ltd. 882 18,699
4,664,352
Gas Utilities -
0 .5%
Adani Total Gas Ltd. 2,567 19,059
Aygaz A/S 2,928 12,977
Beijing Enterprises Holdings Ltd.(a) 8,500 29,127
China Gas Holdings Ltd. 56,400 46,616
China Resources Gas Group Ltd. 23,400 79,436
ENN Energy Holdings Ltd. 19,300 130,168
ENN Natural Gas Co. Ltd., Class A 5,300 14,912
GAIL India Ltd. 65,988 134,938
Great Taipei Gas Co. Ltd. 141,000 130,755
Grupo Energia Bogota SA ESP 44,885 28,933
Gujarat Gas Ltd. 2,679 15,032
Gujarat State Petronet Ltd. 4,080 16,284
Indraprastha Gas Ltd. 4,710 10,973
Korea Gas Corp.* 999 23,514
Kunlun Energy Co. Ltd. 94,000 89,879
Mahanagar Gas Ltd.(b) 1,127 17,954
National Gas & Industrialization Co. 1,155 32,396
Perusahaan Gas Negara Tbk. PT 311,200 30,547
Petronas Gas Bhd. 14,100 54,407
Towngas Smart Energy Co. Ltd. 376,000 145,736
Zhongyu Energy Holdings Ltd.* 47,000 27,024
1,090,667
Ground Transportation -
0 .3%
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 64,500 50,609
BTS Group Holdings PCL, NVDR* 184,748 33,740
Container Corp. of India Ltd. 4,387 39,511
Daqin Railway Co. Ltd., Class A 23,600 21,604
Dubai Taxi Co. PJSC 20,586 15,413
Full Truck Alliance Co. Ltd., ADR(a) 11,421 128,601
GMexico Transportes SAB de CV(a)
(b) 9,400 14,144
Localiza Rent a Car SA 11,506 60,805
Lotte Rental Co. Ltd.* 4,982 97,377
Investments Shares Value
Ground Transportation
(continued)
Rumo SA 14,100 $ 44,413
United International Transportation
Co. 1,833 41,882
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA* 192,700 159,662
707,761
Health Care Equipment & Supplies -
0 .3%
Classys, Inc.* 144 5,372
Dentium Co. Ltd.* 2,779 133,117
Hartalega Holdings Bhd. 21,400 15,891
HLB, Inc.* 1,927 106,628
Kossan Rubber Industries Bhd. 35,000 17,588
Lifetech Scientific Corp.* 100,000 16,685
Microport Scientific Corp.*(a) 39,698 32,964
Poly Medicure Ltd. 850 22,865
Sansure Biotech, Inc., Class A 4,512 12,534
SD Biosensor, Inc.* 14,620 113,096
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 56,400 35,179
Shanghai MicroPort Endovascular
MedTech Group Co. Ltd., Class A 898 13,018
Shanghai MicroPort MedBot Group
Co. Ltd.* 17,500 36,385
Sri Trang Gloves Thailand PCL,
NVDR 68,600 16,603
Supermax Corp. Bhd.* 48,000 11,522
TaiDoc Technology Corp. 2,900 12,671
Top Glove Corp. Bhd.* 101,200 27,244
629,362
Health Care Providers & Services -
1 .1%
Al Hammadi Holding 3,807 44,762
Apollo Hospitals Enterprise Ltd. 1,692 133,039
Aster DM Healthcare Ltd.(b) 4,914 27,887
Bangkok Chain Hospital PCL, NVDR 20,800 8,833
Bangkok Dusit Medical Services
PCL, NVDR 59,800 41,731
Bumrungrad Hospital PCL, NVDR 4,900 26,192
Burjeel Holdings plc 30,456 16,583
Chabiotech Co. Ltd.* 401 3,146
Chularat Hospital PCL, NVDR 341,100 22,082
Dallah Healthcare Co. 585 24,831
Dr Lal PathLabs Ltd.(b) 822 27,076
Dr Soliman Abdel Kader Fakeeh
Hospital Co.* 1,410 25,638
Dr Sulaiman Al Habib Medical
Services Group Co. 1,457 113,508
Fleury SA 126,900 257,211
Fortis Healthcare Ltd. 7,446 55,035
Global Health Ltd.* 1,978 23,741
Gushengtang Holdings Ltd.(a) 4,800 16,787
Hanmi Science Co. Ltd. 248 4,728
Hapvida Participacoes e
Investimentos SA*(b) 47,000 19,471
HLB Life Science Co. Ltd.* 1,449 10,611

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 132,600 $ 215,792
IHH Healthcare Bhd. 37,600 60,396
Jiangxi Rimag Group Co. Ltd.* 1,000 4,402
Jinxin Fertility Group Ltd.(a)(b) 50,000 15,530
KPJ Healthcare Bhd. 49,024 24,856
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 30,384
Life Healthcare Group Holdings Ltd. 500,738 422,422
Max Healthcare Institute Ltd. 10,514 128,821
Medikaloka Hermina Tbk. PT(b) 367,500 31,339
Metropolis Healthcare Ltd.*(b) 1,104 22,903
Middle East Healthcare Co.* 1,504 32,761
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 14,876
MLP Saglik Hizmetleri A/S, Class
B*(b) 1,900 20,773
Mouwasat Medical Services Co. 1,363 33,469
Narayana Hrudayalaya Ltd.(b) 1,200 19,218
National Medical Care Co. 506 21,315
Netcare Ltd.(a) 500,785 380,618
New Horizon Health Ltd.*‡(b) 4,000 1,725
Odontoprev SA 4,790 9,266
Pure Health Holding PJSC* 49,397 47,339
Rainbow Children's Medicare Ltd. 1,143 18,788
Ramkhamhaeng Hospital PCL,
NVDR 32,800 20,844
Rede D'Or Sao Luiz SA(b) 18,800 89,953
Saudi Chemical Co. Holding* 1,410 3,887
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 13,633
Shanghai Pharmaceuticals Holding
Co. Ltd., Class A 4,700 13,037
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 23,160
Siloam International Hospitals Tbk.
PT 24,000 4,491
Sinopharm Group Co. Ltd., Class H 37,600 99,168
Topchoice Medical Corp., Class A 700 3,952
Universal Vision Biotechnology Co.
Ltd. 2,226 13,943
Vijaya Diagnostic Centre Ltd. 658 7,861
Xian International Medical Investment
Co. Ltd., Class A* 14,100 9,433
2,763,247
Health Care Technology -
0 .0% (d)
Lunit, Inc.* 899 42,259
Hotels, Restaurants & Leisure -
1 .9%
Abu Dhabi National Hotels 362,044 58,056
Alsea SAB de CV 19,240 41,152
Ambassador Hotel (The) 7,800 12,917
Americana Restaurants International
plc - Foreign Co. 21,954 14,046
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Asset World Corp. PCL, NVDR 7,400 $ 694
Atour Lifestyle Holdings Ltd., ADR 1,459 39,991
Bloomberry Resorts Corp.* 1,738,100 102,131
Central Plaza Hotel PCL 1,600 1,342
Central Plaza Hotel PCL, NVDR 15,100 12,667
Chalet Hotels Ltd.* 2,045 18,202
DigiPlus Interactive Corp. 535,800 246,912
DoubleUGames Co. Ltd.* 3,713 125,215
DPC Dash Ltd.* 2,200 22,391
EIH Ltd. 4,500 19,249
Genting Bhd. 47,000 38,275
Genting Malaysia Bhd. 47,000 23,513
Grand Korea Leisure Co. Ltd. 12,932 105,823
H World Group Ltd.(a) 28,200 91,387
Haidilao International Holding Ltd.
(a)(b) 28,164 52,413
Hana Tour Service, Inc. 112 4,324
Hanjin Kal Corp.* 628 36,349
Indian Hotels Co. Ltd. (The), Class A 14,429 127,388
Intralot SA-Integrated Information
Systems & Gaming Services* 20,868 23,082
Jahez International Co.* 3,384 31,217
Jollibee Foods Corp. 6,430 24,454
Jubilant Foodworks Ltd. 6,968 56,627
Kangwon Land, Inc.* 1,822 21,041
Leejam Sports Co. JSC 499 24,240
Lemon Tree Hotels Ltd.*(b) 19,505 30,671
Lion Travel Service Co. Ltd. 29,000 113,863
Meituan, Class B*(b) 77,000 1,464,577
Minor International PCL, NVDR 26,000 18,530
MK Restaurants Group PCL, NVDR 23,600 12,334
NET Holding A/S* 38,070 47,038
OPAP SA 2,578 44,380
Paradise Co. Ltd.* 19,503 133,018
Sapphire Foods India Ltd.* 4,000 13,374
Seera Group Holding* 6,298 40,468
Smartfit Escola de Ginastica e Danca
SA 4,800 16,007
Southern Sun Ltd. 224,425 100,372
Thomas Cook India Ltd. 2,021 3,625
Tongcheng Travel Holdings Ltd.(b) 19,200 48,200
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 40,000 49,130
Trip.com Group Ltd.* 8,050 566,174
Tsogo Sun Ltd. 218,315 107,111
Westlife Foodworld Ltd.* 3,000 25,140
Wowprime Corp. 1,654 11,346
Yum China Holdings, Inc. 5,546 256,502
Zomato Ltd.* 94,799 241,167
4,718,125
Household Durables -
0 .8%
Amber Enterprises India Ltd.* 400 30,026
Arcelik A/S* 2,915 10,325
Bajaj Electricals Ltd. 434 3,511

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Coway Co. Ltd.* 1,269 $ 67,511
Crompton Greaves Consumer
Electricals Ltd. 6,674 26,460
Cuckoo Holdings Co. Ltd.* 3,901 60,945
Cury Construtora e Incorporadora SA 47,000 173,952
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 103,400 361,630
Direcional Engenharia SA 47,000 231,560
Dixon Technologies India Ltd.(b) 509 88,065
Edifier Technology Co. Ltd., Class A 4,700 10,352
Eureka Forbes Ltd.* 1,960 12,044
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,400 58,086
Haier Smart Home Co. Ltd., Class A 5,700 21,789
Haier Smart Home Co. Ltd., Class H 37,200 122,701
Hangzhou Robam Appliances Co.
Ltd., Class A 4,700 13,515
Hanssem Co. Ltd. 303 9,791
Hisense Home Appliances Group Co.
Ltd., Class H(a) 10,000 34,653
Hisense Visual Technology Co. Ltd.,
Class A 4,700 15,269
KingClean Electric Co. Ltd., Class A 4,700 15,003
LG Electronics, Inc. 2,867 166,140
LG Electronics, Inc. (Preference) 584 16,278
Merry Electronics Co. Ltd. 5,887 19,067
Nien Made Enterprise Co. Ltd. 3,000 39,920
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Sheela Foam Ltd.* 2,350 24,837
Shenzhen MTC Co. Ltd., Class A 9,600 7,070
Skyworth Group Ltd. 470,000 162,265
Symphony Ltd. 564 8,103
Taiwan Sakura Corp. 5,000 12,726
TCL Electronics Holdings Ltd. 37,000 32,196
TTK Prestige Ltd. 415 3,541
Vestel Beyaz Esya Sanayi ve Ticaret
A/S 160,421 67,875
Vestel Elektronik Sanayi ve Ticaret
A/S* 57,622 98,597
Whirlpool of India Ltd. 674 8,869
2,034,672
Household Products -
0 .0% (d)
Blue Moon Group Holdings Ltd.(a)(b) 48,000 20,884
Jyothy Labs Ltd. 5,039 23,177
Kimberly-Clark de Mexico SAB de
CV, Class A 43,800 65,737
109,798
Independent Power and Renewable Electricity Producers
-
1 .7%
Aboitiz Power Corp. 15,400 10,526
ACWA Power Co. 2,021 220,383
Adani Green Energy Ltd.* 4,747 54,671
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Adani Power Ltd.* 24,722 $ 146,477
Aksa Enerji Uretim A/S, Class B 3,760 4,310
Auren Energia SA 174,200 241,849
B Grimm Power PCL, NVDR 700 316
Banpu Power PCL, NVDR 500 128
Barito Renewables Energy Tbk. PT 220,900 122,308
BCPG PCL, NVDR 510,900 97,856
Canvest Environmental Protection
Group Co. Ltd.(b) 188,000 114,611
CECEP Wind-Power Corp., Class A 32,900 13,632
CGN New Energy Holdings Co. Ltd.
(a) 470,000 135,120
CGN Power Co. Ltd., Class A 34,600 17,575
CGN Power Co. Ltd., Class H(b) 141,000 45,422
China Longyuan Power Group Corp.
Ltd., Class A 5,800 11,976
China Longyuan Power Group Corp.
Ltd., Class H(a) 62,000 45,516
China National Nuclear Power Co.
Ltd., Class A 39,900 53,606
China Power International
Development Ltd. 141,000 52,480
China Resources Power Holdings
Co. Ltd. 50,000 110,889
China Three Gorges Renewables
Group Co. Ltd., Class A 14,100 8,152
China Yangtze Power Co. Ltd., Class
A 28,200 112,186
CHN Energy Changyuan Electric
Power Co. Ltd., Class A 18,800 11,439
CK Power PCL, NVDR 206,600 17,792
Colbun SA 169,138 22,740
Datang International Power
Generation Co. Ltd., Class A 48,300 18,217
Datang International Power
Generation Co. Ltd., Class H(a) 128,000 22,013
Electricity Generating PCL, NVDR 4,900 16,224
Energy Absolute PCL, NVDR 1,472,600 135,562
Eneva SA* 14,100 28,482
Engie Brasil Energia SA 5,700 35,909
First Gen Corp. 122,200 35,505
Fujian Funeng Co. Ltd., Class A 3,340 4,221
GCL Energy Technology Co. Ltd.,
Class A 14,100 14,285
GD Power Development Co. Ltd.,
Class A 42,500 24,571
Global Power Synergy PCL, NVDR 18,400 16,802
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 2,968
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,678
Gulf Energy Development PCL,
NVDR 84,600 145,082
HD Renewable Energy Co. Ltd. 2,368 13,892

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Huadian Power International Corp.
Ltd., Class A 26,500 $ 18,859
Huadian Power International Corp.
Ltd., Class H(a) 38,000 18,582
Huaneng Power International, Inc.,
Class A 9,900 8,776
Huaneng Power International, Inc.,
Class H(a) 96,000 50,270
Hubei Energy Group Co. Ltd., Class
A 8,700 5,808
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 5,652
Jaiprakash Power Ventures Ltd.* 1,783,603 336,268
Jilin Electric Power Co. Ltd., Class A 19,400 13,753
JSW Energy Ltd. 8,695 51,056
KPI Green Energy Ltd.(b) 916 3,884
Malakoff Corp. Bhd. 935,300 182,549
Mega First Corp. Bhd. 236,200 226,794
NHPC Ltd. 54,473 50,658
NLC India Ltd. 8,784 22,506
NTPC Ltd. 71,440 267,231
OGK-2 PJSC*‡ 11,431,280 —
Orygen Peru SAA 171,315 113,737
Pertamina Geothermal Energy PT(b) 267,900 15,614
Ratch Group PCL, NVDR 1,000 846
Reliance Power Ltd.* 127,041 58,800
SDIC Power Holdings Co. Ltd., Class
A 8,600 17,059
Serena Energia SA* 108,100 120,656
Shandong Hi-Speed Holdings Group
Ltd.*(a) 43,500 33,386
Shanghai Electric Power Co. Ltd.,
Class A 10,000 11,990
Shenergy Co. Ltd., Class A 4,900 5,868
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 8,945
Shinfox Energy Co. Ltd. 4,032 14,044
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 20,561
SP New Energy Corp.* 4,418,000 87,039
Terna Energy SA 1,276 26,529
TPI Polene Power PCL, NVDR 797,900 69,661
Unipro PJSC*‡ 5,337,000 —
Wintime Energy Group Co. Ltd.,
Class A 76,800 16,492
Xinyi Energy Holdings Ltd.(a) 969,869 98,336
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 21,249
4,192,829
Industrial Conglomerates -
2 .2%
3M India Ltd. 53 18,291
Aamal Co.* 903,716 226,363
Investments Shares Value
Industrial Conglomerates
(continued)
Aboitiz Equity Ventures, Inc. 34,390 $ 18,970
AG Anadolu Grubu Holding A/S 3,478 29,174
Alfa SAB de CV, Class A(a) 75,082 61,727
Alliance Global Group, Inc. 1,334,800 137,200
Alpha Dhabi Holding PJSC 30,597 94,964
AntarChile SA 1,232 9,536
Apar Industries Ltd. 240 20,759
Astra Industrial Group Co. 693 34,736
Astra International Tbk. PT 418,300 123,180
Ayala Corp. 5,170 48,181
Bidvest Group Ltd. 7,238 98,870
CITIC Ltd.(a) 170,000 191,129
CJ Corp. 202 13,263
DMCI Holdings, Inc. 121,000 22,594
Doosan Co. Ltd. 225 43,978
Dubai Investments PJSC 30,285 17,892
Far Eastern New Century Corp. 94,000 90,042
Fosun International Ltd. 48,000 26,182
Godrej Industries Ltd.* 1,296 13,325
Grupo Carso SAB de CV, Series
A1(a) 9,400 54,100
GS Holdings Corp.* 1,457 38,606
GT Capital Holdings, Inc. 2,400 20,352
Hanwha Corp.* 1,457 30,584
Hong Leong Industries Bhd. 28,200 84,521
Hosken Consolidated Investments
Ltd. 3,337 27,159
Hyosung Corp.* 3,001 94,388
Industries Qatar QSC 46,295 174,576
International Holding Co. PJSC* 10,575 1,160,269
JG Summit Holdings, Inc. 42,411 11,741
KOC Holding A/S 19,646 93,041
LG Corp.* 2,914 150,212
LT Group, Inc. 98,000 17,897
LX Holdings Corp.* 19,317 90,669
Metlen Energy & Metals SA 2,685 97,022
Modon Holding PSC* 57,528 53,408
Multiply Group PJSC* 69,200 39,752
National Industries Group Holding
SAK 37,648 32,340
Nava Ltd. 60,254 307,092
Opus Global Nyrt.(a) 128,733 177,938
Quinenco SA 8,136 29,086
Reunert Ltd. 67,586 248,153
Samsung C&T Corp. 2,027 167,266
San Miguel Corp. 8,340 9,315
Shanghai Industrial Holdings Ltd. 141,000 204,851
Siemens Ltd. 1,410 98,866
Sime Darby Bhd. 68,800 34,728
SK Square Co. Ltd.* 2,068 133,929
SK, Inc. 799 81,440
SM Investments Corp. 6,580 87,924
Sunway Bhd. 44,700 43,622
Turkiye Sise ve Cam Fabrikalari A/S 34,639 36,732
5,271,935

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs -
0 .7%
Equites Property Fund Ltd., REIT(a) 307,709 $ 233,543
ESR Kendall Square REIT Co. Ltd.,
REIT 2,157 6,873
FIBRA Macquarie Mexico, REIT(a)(b) 290,250 444,056
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 630,000 188,953
Prologis Property Mexico SA de CV,
REIT(a) 159,101 497,919
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 190,585 84,784
TF Administradora Industrial S de RL
de CV, REIT(a) 56,400 101,998
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 635,000 188,567
1,746,693
Insurance -
3 .1%
Abu Dhabi National Insurance Co.
PSC 97,149 165,307
Al Rajhi Co. for Co-operative
Insurance* 700 32,437
Allianz Malaysia Bhd. 23,500 100,168
Anadolu Anonim Turk Sigorta Sirketi* 6,624 20,415
BB Seguridade Participacoes SA 14,400 95,006
BKI Holdings PCL, NVDR 9,400 80,392
Bupa Arabia for Cooperative
Insurance Co. 1,324 65,658
Caixa Seguridade Participacoes SA 10,300 25,884
Capital Financial Indonesia Tbk. PT* 941,700 36,686
Cathay Financial Holding Co. Ltd. 248,145 506,480
Central Reinsurance Co. Ltd. 116,800 91,361
China Life Insurance Co. Ltd., Class
H 115,000 212,241
China Pacific Insurance Group Co.
Ltd., Class A 13,900 61,898
China Pacific Insurance Group Co.
Ltd., Class H 65,800 195,502
China Taiping Insurance Holdings
Co. Ltd. 31,800 47,262
Co. for Cooperative Insurance (The) 1,457 59,046
DB Insurance Co. Ltd. 1,128 75,381
Discovery Ltd. 8,554 82,928
Fubon Financial Holding Co. Ltd. 234,823 665,839
HDFC Life Insurance Co. Ltd.(b) 12,502 92,095
Hubei Biocause Pharmaceutical Co.
Ltd., Class A* 18,800 9,808
Hyundai Marine & Fire Insurance
Co. Ltd. 792 13,491
ICICI Lombard General Insurance
Co. Ltd.(b) 3,807 81,686
ICICI Prudential Life Insurance Co.
Ltd.(b) 5,452 38,774
KGI Financial Holding Co. Ltd. 249,757 132,021
Korean Reinsurance Co. 51,700 293,192
Investments Shares Value
Insurance
(continued)
LPI Capital Bhd. 4,900 $ 14,093
Max Financial Services Ltd.* 4,371 56,305
Mercuries & Associates Holding Ltd. 252,550 124,624
Mercuries Life Insurance Co. Ltd.* 101,431 20,145
Momentum Group Ltd. 35,752 55,170
New China Life Insurance Co. Ltd.,
Class A 4,700 30,816
New China Life Insurance Co. Ltd.,
Class H(a) 18,800 58,632
Old Mutual Ltd. 91,227 60,346
OUTsurance Group Ltd. 10,487 35,404
Panin Financial Tbk. PT* 3,557,900 92,112
PB Fintech Ltd.* 4,371 87,141
People's Insurance Co. Group of
China Ltd. (The), Class H 217,000 110,845
PICC Property & Casualty Co. Ltd.,
Class H 172,000 279,029
Ping An Insurance Group Co. of
China Ltd., Class A 18,900 132,295
Ping An Insurance Group Co. of
China Ltd., Class H(a) 158,000 884,132
Porto Seguro SA 5,000 34,229
Qatar Insurance Co. SAQ 1,147,740 687,194
Qualitas Controladora SAB de CV(a) 5,000 41,748
Rasan Information Technology Co.* 1,504 37,733
Samsung Fire & Marine Insurance
Co. Ltd. 799 209,786
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 9,203
Samsung Life Insurance Co. Ltd.* 2,289 140,365
Sanlam Ltd. 41,548 181,169
Santam Ltd. 723 14,184
SBI Life Insurance Co. Ltd.(b) 6,580 112,705
Shin Kong Financial Holding Co.
Ltd.* 212,344 79,804
Shinkong Insurance Co. Ltd. 7,450 23,674
Star Health & Allied Insurance Co.
Ltd.* 1,187 5,937
Sunshine Insurance Group Co. Ltd. 893,000 320,910
Syarikat Takaful Malaysia Keluarga
Bhd. 227,200 184,512
Thai Life Insurance PCL, NVDR 30,700 9,572
Tongyang Life Insurance Co. Ltd. 9,654 30,796
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(b) 5,900 9,132
7,454,700
Interactive Media & Services -
3 .1%
Baidu, Inc., Class A* 57,750 650,759
Bilibili, Inc., Class Z*(a) 2,820 48,390
Dear U Co. Ltd.* 423 10,437
Hello Group, Inc., ADR 53,580 385,240
Info Edge India Ltd. 1,269 113,159
JOYY, Inc., ADR* 12,596 546,037
Kakao Corp. 4,436 117,082
Kanzhun Ltd.* 9,400 68,525
Kuaishou Technology*(b) 70,500 380,929

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Meitu, Inc.(b) 95,000 $ 51,209
NAVER Corp.* 2,162 322,142
SOOP Co. Ltd.* 134 7,406
Tencent Holdings Ltd. 86,200 4,438,554
Weibo Corp., Class A 34,780 337,908
7,477,777
IT Services -
1 .4%
Al Moammar Information Systems
Co.* 505 20,869
Arabian Internet & Communications
Services Co. 470 39,974
Chinasoft International Ltd. 52,000 34,838
Coforge Ltd. 1,034 98,652
Cyient Ltd. 1,392 23,374
Elm Co. 376 116,789
GDS Holdings Ltd., Class A* 18,300 49,205
Happiest Minds Technologies Ltd. 1,060 8,427
HCL Technologies Ltd. 15,933 317,395
Hyundai Autoever Corp. 94 9,251
Infosys Ltd. 59,643 1,294,410
LTIMindtree Ltd.(b) 1,457 99,484
Mastek Ltd. 282 8,443
Mphasis Ltd. 892 29,535
Perfect Presentation For Commercial
Services Co.* 8,319 32,072
Persistent Systems Ltd. 1,622 112,968
Posco DX Co. Ltd. 1,568 20,342
Samsung SDS Co. Ltd. 893 74,181
Sonata Software Ltd. 4,080 24,918
State Grid Information &
Communication Co. Ltd., Class A 4,700 11,516
Systex Corp. 4,271 16,900
Tata Consultancy Services Ltd. 14,711 698,455
Tech Mahindra Ltd. 9,729 188,079
Wipro Ltd. 44,650 160,782
Zensar Technologies Ltd. 2,950 29,631
3,520,490
Leisure Products -
0 .2%
Ferretti SpA 56,400 172,640
Fusheng Precision Co. Ltd. 3,950 39,647
Giant Manufacturing Co. Ltd. 5,181 23,192
Johnson Health Tech Co. Ltd. 2,000 11,580
Merida Industry Co. Ltd. 2,745 13,210
Topkey Corp. 28,542 177,908
438,177
Life Sciences Tools & Services -
0 .2%
Divi's Laboratories Ltd. 2,115 136,196
EirGenix, Inc.* 6,144 15,112
Genscript Biotech Corp.*(a) 8,000 10,966
LigaChem Biosciences, Inc.* 486 42,312
Peptron, Inc.* 461 30,998
Samsung Biologics Co. Ltd.*(b) 282 209,802
Investments Shares Value
Life Sciences Tools & Services
(continued)
Syngene International Ltd.(b) 3,431 $ 29,576
WuXi AppTec Co. Ltd., Class A 1,260 9,602
WuXi AppTec Co. Ltd., Class H(a)(b) 5,218 36,967
XtalPi Holdings Ltd.*(a) 47,000 31,367
552,898
Machinery -
1 .5%
Action Construction Equipment Ltd. 1,488 22,127
AIA Engineering Ltd. 600 25,496
Airtac International Group 1,913 50,911
Ashok Leyland Ltd. 23,077 57,770
Azad Engineering Ltd.* 282 5,045
Balu Forge Industries Ltd. 564 3,958
BEML Ltd. 450 19,974
C Sun Manufacturing Ltd. 2,828 16,720
China CSSC Holdings Ltd., Class A 5,000 23,112
China First Heavy Industries Co. Ltd.,
Class A* 32,900 11,911
China International Marine
Containers Group Co. Ltd., Class
A 9,600 10,797
China International Marine
Containers Group Co. Ltd., Class
H 9,400 6,515
China Railway Construction Heavy
Industry Corp. Ltd., Class A 29,281 16,445
CITIC Heavy Industries Co. Ltd.,
Class A 23,500 12,648
Cochin Shipyard Ltd.(b) 1,450 25,651
Craftsman Automation Ltd. 343 16,542
CSBC Corp. Taiwan* 29,992 13,792
Cummins India Ltd. 2,139 71,963
Doosan Bobcat, Inc. 971 32,110
Elgi Equipments Ltd. 3,360 20,982
Escorts Kubota Ltd. 564 23,594
Force Motors Ltd. 1,880 136,986
G Shank Enterprise Co. Ltd. 4,472 11,560
Grindwell Norton Ltd. 771 17,157
Haitian International Holdings Ltd. 11,000 29,153
Hangzhou Honghua Digital
Technology Stock Co. Ltd., Class
A 611 5,829
Hanwha Engine* 1,457 22,863
Hanwha Ocean Co. Ltd.* 1,927 75,860
HD Hyundai Construction Equipment
Co. Ltd.* 4,418 202,200
HD Hyundai Heavy Industries Co.
Ltd.* 321 68,707
HD Hyundai Infracore Co. Ltd.* 49,397 249,875
HD Hyundai Marine Solution Co. Ltd. 235 27,495
HD Hyundai Mipo* 400 34,246
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.* 1,128 180,107
HD-Hyundai Marine Engine* 611 11,774
Hiwin Technologies Corp. 5,535 49,553
Hyundai Elevator Co. Ltd. 676 24,658
Hyundai Rotem Co. Ltd.* 1,106 45,062

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Ingersoll Rand India Ltd. 141 $ 6,092
ISGEC Heavy Engineering Ltd. 329 4,399
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 17,094
Jupiter Wagons Ltd. 3,955 18,294
Jyoti CNC Automation Ltd.*(b) 1,014 12,594
Kaori Heat Treatment Co. Ltd. 2,214 19,855
Keda Industrial Group Co. Ltd., Class
A 14,100 15,722
Kenmec Mechanical Engineering
Co. Ltd. 8,075 20,923
Kinik Co. 2,800 25,966
Kirloskar Brothers Ltd. 700 15,014
Kirloskar Oil Engines Ltd. 3,024 31,542
Kirloskar Pneumatic Co. Ltd. 799 10,454
KSB Ltd. 564 4,575
LMW Ltd. 150 27,107
Marcopolo SA 65,800 71,866
Marcopolo SA (Preference) 253,900 362,062
Mirle Automation Corp. 5,000 11,107
Ningbo Deye Technology Co. Ltd.,
Class A 1,260 14,719
Nova Technology Corp. 8,000 63,554
Otokar Otomotiv ve Savunma Sanayi
A/S 1,440 16,537
Pentamaster Corp. Bhd. 28,200 21,826
People & Technology, Inc. 7,285 203,308
Rechi Precision Co. Ltd. 106,000 87,772
Sam Engineering & Equipment M
Bhd. 23,500 20,877
Samsung Heavy Industries Co. Ltd.* 11,435 102,388
San Shing Fastech Corp. 5,000 8,372
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 7,762
Sany Heavy Industry Co. Ltd., Class
A 4,700 10,416
Schaeffler India Ltd. 846 33,461
SFA Engineering Corp. 7,097 93,047
Shakti Pumps India Ltd. 1,034 11,241
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,090
Shin Zu Shing Co. Ltd. 3,324 21,735
Sinotruk Hong Kong Ltd. 21,000 61,047
SKF India Ltd. 385 17,974
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 14,976
Texmaco Rail & Engineering Ltd. 2,867 6,507
Thermax Ltd. 576 25,693
Tian Di Science & Technology Co.
Ltd., Class A 4,900 4,047
Timken India Ltd. 329 10,855
Titagarh Rail System Ltd. 2,400 28,233
Turk Traktor ve Ziraat Makineleri A/S 788 15,055
UBTech Robotics Corp. Ltd.* 2,350 21,505
Vesuvius India Ltd. 336 16,616
Investments Shares Value
Machinery
(continued)
Waffer Technology Corp. 5,406 $ 9,894
Weichai Power Co. Ltd., Class A 14,100 27,949
Weichai Power Co. Ltd., Class H 47,000 81,434
XCMG Construction Machinery Co.
Ltd., Class A 28,800 30,288
Yangzijiang Shipbuilding Holdings
Ltd. 70,500 158,655
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 11,109
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,800 20,199
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 7,100 27,383
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 3,600 3,627
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 29,200 21,624
3,688,589
Marine Transportation -
0 .4%
Cia Sud Americana de Vapores SA 402,367 22,417
COSCO SHIPPING Holdings Co.
Ltd., Class A 19,100 37,519
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 70,500 105,864
Evergreen Marine Corp. Taiwan Ltd. 27,994 174,920
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 5,764 8,286
HMM Co. Ltd.* 6,511 85,320
MISC Bhd. 51,700 83,972
Orient Overseas International Ltd. 3,500 46,762
Qatar Navigation QSC 27,730 83,396
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 3,270
Shipping Corp. of India Ltd. 1,175 2,651
Taiwan Navigation Co. Ltd. 79,334 70,539
Transcoal Pacific Tbk. PT 42,300 16,998
U-Ming Marine Transport Corp. 14,000 24,597
Wan Hai Lines Ltd. 34,121 79,339
Wisdom Marine Lines Co. Ltd. 11,898 22,758
Yang Ming Marine Transport Corp. 38,380 79,509
948,117
Media -
0 .6%
Affle India Ltd.* 1,168 20,334
Cheil Worldwide, Inc. 781 9,234
China Literature Ltd.*(b) 4,200 14,069
China South Publishing & Media
Group Co. Ltd., Class A 4,900 9,261
Elang Mahkota Teknologi Tbk. PT 695,100 24,094
Focus Media Information Technology
Co. Ltd., Class A 28,700 26,154
Grupo Televisa SAB, Series CPO(a) 1,070,700 409,778
Innocean Worldwide, Inc. 8,977 114,112
Leo Group Co. Ltd., Class A 28,200 14,130
Megacable Holdings SAB de CV 321,000 635,414

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
MultiChoice Group* 6,166 $ 35,668
Network18 Media & Investments
Ltd.* 9,120 5,547
Oriental Pearl Group Co. Ltd., Class
A 14,100 14,421
People.cn Co. Ltd., Class A 4,700 14,467
Saudi Research & Media Group* 605 42,874
VGI PCL, NVDR* 322,600 29,123
Zee Entertainment Enterprises Ltd. 40,508 49,382
1,468,062
Metals & Mining -
3 .7%
African Rainbow Minerals Ltd. 1,864 16,158
Al Masane Al Kobra Mining Co. 1,403 23,416
Alrosa PJSC‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 20,937
Aluminum Corp. of China Ltd., Class
H 94,000 59,839
Amman Mineral Internasional PT* 169,200 78,112
Aneka Tambang Tbk. 201,400 17,175
Angang Steel Co. Ltd., Class A* 47,000 14,751
Angang Steel Co. Ltd., Class H*(a) 38,000 7,364
Anglo American Platinum Ltd.(a) 1,034 36,385
APL Apollo Tubes Ltd. 3,225 56,205
Baoshan Iron & Steel Co. Ltd., Class
A 47,000 45,353
Beijing Shougang Co. Ltd., Class A 10,600 4,407
Bengang Steel Plates Co. Ltd., Class
A* 28,200 12,888
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 7,917
Bradespar SA (Preference) 98,700 281,324
Bumi Resources Minerals Tbk. PT* 1,235,000 28,943
CAP SA* 27,025 149,711
Century Iron & Steel Industrial Co.
Ltd. 2,544 12,476
China Gold International Resources
Corp. Ltd.* 4,900 27,639
China Hongqiao Group Ltd. 70,500 117,446
China Metal Products 115,088 106,022
China Metal Recycling Holdings
Ltd.*‡(a) 51,000 —
China Nonferrous Mining Corp. Ltd. 50,000 32,663
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 13,329
China Steel Corp. 175,050 107,775
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp. 23,000 13,598
Cia Siderurgica Nacional SA 15,300 23,808
CMOC Group Ltd., Class A 25,000 24,916
CMOC Group Ltd., Class H 51,000 37,440
CSN Mineracao SA 9,600 8,973
Dazhong Mining Co. Ltd. 4,700 5,486
DRDGOLD Ltd. 10,054 10,339
Investments Shares Value
Metals & Mining
(continued)
East Pipes Integrated Co. for Industry 289 $ 12,036
Eregli Demir ve Celik Fabrikalari TAS 63,262 39,594
EVERGREEN Steel Corp. 6,672 18,021
Ezz Steel Co. SAE* 11,092 29,504
Feng Hsin Steel Co. Ltd. 9,308 18,998
Fushun Special Steel Co. Ltd., Class
A 14,100 10,403
Gerdau SA (Preference) 30,964 91,278
Gloria Material Technology Corp. 219,278 324,616
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 15,651 32,566
Gold Fields Ltd. 13,630 236,046
Grupo Mexico SAB de CV, Series B 79,900 393,234
Hangzhou Iron & Steel Co., Class A 18,800 13,457
Harmony Gold Mining Co. Ltd. 14,133 162,291
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class A 5,000 12,712
Hesteel Co. Ltd., Class A 37,600 11,128
Hindalco Industries Ltd. 40,279 276,366
Hindustan Copper Ltd. 6,750 18,624
Hsin Kuang Steel Co. Ltd. 101,704 146,677
Huaibei Mining Holdings Co. Ltd.,
Class A 9,400 18,309
Hunan Valin Steel Co. Ltd., Class A 23,500 14,654
Hyundai Steel Co. 1,306 20,808
Impala Platinum Holdings Ltd.* 10,411 57,241
Industrias CH SAB de CV, Class B,
Series B* 1,900 16,103
Industrias Penoles SAB de CV* 2,585 36,712
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A* 70,500 17,274
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 8,986
Jai Balaji Industries Ltd.* 7,730 12,039
Jiangxi Copper Co. Ltd., Class A 4,700 13,651
Jiangxi Copper Co. Ltd., Class H 35,000 55,162
Jindal Saw Ltd. 8,256 23,834
Jindal Stainless Ltd. 5,734 43,248
Jindal Steel & Power Ltd. 7,755 70,870
JSW Steel Ltd. 19,599 213,829
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 22,474 21,939
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 12,173 9,269
KG DONGBUSTEEL* 12,455 50,746
Kirloskar Ferrous Industries Ltd. 4,183 27,484
Korea Zinc Co. Ltd. 188 106,615
Koza Anadolu Metal Madencilik
Isletmeleri A/S* 62,087 120,350
Kumba Iron Ore Ltd. 761 15,841
Lloyds Metals & Energy Ltd. 2,064 29,527
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 4,913
Magnitogorsk Iron & Steel Works
PJSC‡ 45,174 —
Maharashtra Seamless Ltd. 17,096 122,433

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Merdeka Copper Gold Tbk. PT* 183,462 $ 17,615
Metalurgica Gerdau SA 32,900 55,138
Metalurgica Gerdau SA (Preference) 253,700 417,803
Minsur SA 337,037 411,286
MMG Ltd.* 64,000 20,946
National Aluminium Co. Ltd. 17,561 41,003
NMDC Ltd. 72,192 55,092
NMDC Steel Ltd.* 16,007 7,788
Northam Platinum Holdings Ltd. 6,674 45,274
Novolipetsk Steel PJSC‡ 51,150 —
Petrosea Tbk. PT 47,000 11,418
PMB Technology Bhd.* 4,700 1,814
Polyus PJSC*‡ 1,155 —
Poongsan Corp.* 500 18,238
POSCO Holdings, Inc. 1,739 311,775
Press Metal Aluminium Holdings Bhd. 61,100 67,028
PTC Industries Ltd.* 100 16,398
Qatar Aluminum Manufacturing Co. 1,052,612 395,199
Ramkrishna Forgings Ltd. 3,648 33,015
Raspadskaya OJSC*‡ 4,240 —
Ratnamani Metals & Tubes Ltd. 576 19,010
Sam-A Aluminum Co. Ltd. 96 2,227
Sarda Energy & Minerals Ltd. 3,700 20,214
Saudi Arabian Mining Co.* 18,377 238,611
SeAH Besteel Holdings Corp.* 4,277 56,752
SeAH Steel Holdings Corp.* 705 99,467
Severstal PAO‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 17,416
Shandong Gold Mining Co. Ltd.,
Class H(a)(b) 12,250 20,973
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 10,507
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 7,442
Shenghe Resources Holding Co.
Ltd., Class A 9,400 13,794
Shougang Fushan Resources Group
Ltd.(a) 96,000 29,324
Shyam Metalics & Energy Ltd. 1,950 17,187
Sibanye Stillwater Ltd.* 58,092 56,007
Steel Authority of India Ltd. 28,100 34,852
TA Chen Stainless Pipe 45,804 47,654
Tata Steel Ltd. 122,341 190,144
Tianshan Aluminum Group Co. Ltd.,
Class A 15,300 19,229
Tongling Nonferrous Metals Group
Co. Ltd., Class A 29,400 13,234
Tung Ho Steel Enterprise Corp. 17,050 35,530
Turk Altin Isletmeleri A/S* 14,797 9,319
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 26,692
Investments Shares Value
Metals & Mining
(continued)
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A 188,000 $ 177,331
Vale SA 89,300 828,106
Vedanta Ltd. 44,321 225,862
VSMPO-AVISMA Corp. PJSC‡ 53 —
Welspun Corp. Ltd. 3,165 27,113
Western Mining Co. Ltd., Class A 4,800 11,517
Xiamen Tungsten Co. Ltd., Class A 3,900 10,436
Young Poong Corp.* 155 44,662
Yunnan Aluminium Co. Ltd., Class A 6,300 14,292
Yunnan Copper Co. Ltd., Class A 4,800 8,398
Yunnan Tin Co. Ltd., Class A 4,900 9,747
Zhaojin Mining Industry Co. Ltd.,
Class H 24,500 38,173
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 4,700 16,045
Zhongjin Gold Corp. Ltd., Class A 10,900 19,701
Zijin Mining Group Co. Ltd., Class A 23,500 52,535
Zijin Mining Group Co. Ltd., Class H 88,000 164,444
8,942,960
Multi-Utilities -
0 .1%
Dubai Electricity & Water Authority
PJSC 147,298 102,662
Power & Water Utility Co. for Jubail
& Yanbu 282 3,865
Qatar Electricity & Water Co. QSC 12,549 54,559
YTL Corp. Bhd. 122,200 52,362
YTL Power International Bhd. 67,431 47,349
260,797
Office REITs -
0 .1%
Embassy Office Parks REIT, REIT 5,719 24,439
RL Commercial REIT, Inc., REIT 2,246,600 228,613
253,052
Oil, Gas & Consumable Fuels -
4 .7%
ADNOC Logistics & Services 21,792 30,733
Aegis Logistics Ltd. 2,650 21,430
AKR Corporindo Tbk. PT 2,898,900 197,410
Alamtri Resources Indonesia Tbk. PT 366,700 52,418
Bangchak Corp. PCL, NVDR 14,000 14,343
Bangchak Sriracha PCL, NVDR 253,800 40,322
Banpu PCL, NVDR 32,100 4,766
Bashneft PJSC‡ 1,305 —
Bashneft PJSC (Preference)‡ 1,163 —
Bayan Resources Tbk. PT 131,700 165,029
Bharat Petroleum Corp. Ltd. 54,501 164,290
Brava Energia 116,950 449,061
Bukit Asam Tbk. PT 26,100 4,307
Bumi Resources Tbk. PT* 939,000 6,798
CGN Mining Co. Ltd. 25,000 4,909
Chennai Petroleum Corp. Ltd. 18,142 113,408
China Coal Energy Co. Ltd., Class A 11,400 17,984
China Coal Energy Co. Ltd., Class
H(a) 48,000 55,075

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 $ 13,431
China Petroleum & Chemical Corp.,
Class A 89,300 74,739
China Petroleum & Chemical Corp.,
Class H 564,000 309,811
China Shenhua Energy Co. Ltd.,
Class A 14,100 77,637
China Shenhua Energy Co. Ltd.,
Class H 87,000 350,050
China Suntien Green Energy Corp.
Ltd., Class H 50,000 23,808
Coal India Ltd. 59,126 270,249
Cosan SA 23,500 31,137
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 14,502
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H(a) 40,000 36,552
Dana Gas PJSC* 2,158,851 446,693
Ecopetrol SA 140,483 65,736
Exxaro Resources Ltd. 4,700 44,135
Formosa Petrochemical Corp. 20,736 23,221
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 10,093
Gazprom PJSC*‡ 412,500 —
Great Eastern Shipping Co. Ltd.
(The) 37,506 426,085
Guangzhou Development Group,
Inc., Class A 16,600 14,236
Harum Energy Tbk. PT* 799,000 43,871
HD Hyundai Co. Ltd. 1,081 61,825
Helleniq Energy Holdings SA 1,316 10,247
Hindustan Petroleum Corp. Ltd. 26,226 108,472
Indian Oil Corp. Ltd. 100,392 148,925
Indo Tambangraya Megah Tbk. PT 150,400 238,748
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 15,293
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 30,300 62,903
IRPC PCL, NVDR 4,053,700 136,026
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 8,809
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 3,984
Kinetic Development Group Ltd. 752,000 119,678
LUKOIL PJSC‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 8,253
Medco Energi Internasional Tbk. PT 178,600 11,834
MOL Hungarian Oil & Gas plc 7,285 53,469
Motor Oil Hellas Corinth Refineries
SA 1,443 32,041
Nanjing Tanker Corp., Class A* 9,800 4,290
Novatek PJSC‡ 20,020 —
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Oil & Natural Gas Corp. Ltd. 108,335 $ 328,459
Oil India Ltd. 17,237 83,671
Petrindo Jaya Kreasi Tbk. PT* 5,200 4,602
PetroChina Co. Ltd., Class H 544,000 418,214
Petroleo Brasileiro SA 93,900 669,509
Petroleo Brasileiro SA (Preference) 116,100 749,090
Petronas Dagangan Bhd. 4,900 21,568
Petronet LNG Ltd. 18,001 65,714
Petroreconcavo SA 51,700 140,457
PRIO SA* 19,000 133,324
PTT Exploration & Production PCL 469 1,769
PTT Exploration & Production PCL,
NVDR 32,431 122,790
PTT PCL, NVDR 202,100 189,047
Qatar Fuel QSC 21,385 90,039
Qatar Gas Transport Co. Ltd. 55,319 65,468
Reliance Industries Ltd. 117,641 1,718,241
Rosneft Oil Co. PJSC‡ 74,042 —
Saudi Arabian Oil Co.(b) 82,203 609,284
Semirara Mining & Power Corp.,
Class A 9,400 5,572
Shaanxi Coal Industry Co. Ltd., Class
A 18,800 56,287
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 6,570
Sinopec Kantons Holdings Ltd. 376,000 211,849
SK Discovery Co. Ltd. 4,136 99,628
SK Gas Ltd. 48 7,169
SK Innovation Co. Ltd.* 1,316 115,478
S-Oil Corp. 744 31,235
Star Petroleum Refining PCL, NVDR 700,900 110,312
Surgutneftegas PAO‡ 319,000 —
Surgutneftegas PAO (Preference)‡ 225,500 —
Tatneft PJSC‡ 26,900 —
Tatneft PJSC (Preference)‡ 3,870 —
Thai Oil PCL, NVDR 14,102 10,888
Thungela Resources Ltd. 49,209 359,724
Transneft PJSC (Preference)‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 22,184 87,365
Ultrapar Participacoes SA 14,100 39,924
United Tractors Tbk. PT 28,200 43,035
Vista Energy SAB de CV, ADR* 2,068 111,569
Yancoal Australia Ltd.(b) 9,400 35,710
Yankuang Energy Group Co. Ltd.,
Class A 10,335 19,163
Yankuang Energy Group Co. Ltd.,
Class H 89,699 94,746
11,500,536
Paper & Forest Products -
0 .4%
Aditya Birla Real Estate Ltd. 1,050 26,104
Century Plyboards India Ltd. 2,316 21,515
Chung Hwa Pulp Corp.* 16,800 8,393
Dexco SA 122,200 123,424
Empresas CMPC SA 19,751 33,676
Indah Kiat Pulp & Paper Tbk. PT 35,400 14,659

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Paper & Forest Products
(continued)
Lee & Man Paper Manufacturing Ltd. 893,000 $ 256,728
Longchen Paper & Packaging Co.
Ltd.* 251,200 85,580
Nine Dragons Paper Holdings
Ltd.*(a) 55,000 22,306
Pabrik Kertas Tjiwi Kimia Tbk. PT 498,200 177,274
Sappi Ltd. 15,336 39,453
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 17,692
Shihlin Paper Corp.* 9,648 15,034
Suzano SA 15,600 166,562
YFY, Inc. 22,472 20,565
1,028,965
Passenger Airlines -
0 .5%
Aegean Airlines SA 2,397 27,086
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 62,322 52,429
Asiana Airlines, Inc.* 15,651 113,747
China Airlines Ltd. 61,000 48,460
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 7,638
China Eastern Airlines Corp. Ltd.,
Class H*(a) 46,000 14,760
China Southern Airlines Co. Ltd.,
Class A* 14,100 12,014
China Southern Airlines Co. Ltd.,
Class H*(a) 24,000 11,428
Eva Airways Corp. 79,300 115,577
Hainan Airlines Holding Co. Ltd.,
Class A* 67,200 15,078
InterGlobe Aviation Ltd.*(b) 2,585 129,057
Jeju Air Co. Ltd.* 16,967 86,178
Korean Air Lines Co. Ltd.* 3,854 65,781
Latam Airlines Group SA 5,530,892 83,711
Pegasus Hava Tasimaciligi A/S* 5,283 34,553
SpiceJet Ltd.* 50,008 28,209
Turk Hava Yollari AO* 18,835 166,528
Tway Air Co. Ltd.* 30,832 82,756
1,094,990
Personal Care Products -
0 .4%
Amorepacific Corp.* 293 26,154
APR Corp.* 77 2,448
Bloomage Biotechnology Corp. Ltd.,
Class A 1,989 13,238
Colgate-Palmolive India Ltd. 1,927 62,773
Cosmax, Inc.* 144 16,293
Dabur India Ltd. 8,037 49,164
EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret A/S 55,700 69,598
Emami Ltd. 3,696 25,161
Giant Biogene Holding Co. Ltd.(b) 7,800 57,962
Gillette India Ltd. 192 19,080
Investments Shares Value
Personal Care Products
(continued)
Godrej Consumer Products Ltd. 5,828 $ 75,444
Grape King Bio Ltd. 2,637 11,764
Hengan International Group Co. Ltd. 12,000 32,805
Hindustan Unilever Ltd. 12,502 356,341
Honasa Consumer Ltd.* 3,619 9,196
Hyundai Bioscience Co. Ltd.* 2,597 24,665
Industri Jamu Dan Farmasi Sido
Muncul Tbk. PT 456,000 16,086
Kolmar Korea Co. Ltd.* 240 10,010
LG H&H Co. Ltd.* 97 20,495
LG H&H Co. Ltd. (Preference)* 43 3,841
Microbio Co. Ltd.* 26,681 25,761
Natura & Co. Holding SA 10,258 22,161
Procter & Gamble Hygiene & Health
Care Ltd. 194 32,478
TCI Co. Ltd. 1,000 3,529
VT Co. Ltd.* 564 12,518
998,965
Pharmaceuticals -
1 .7%
Ajanta Pharma Ltd. 576 17,918
Alembic Pharmaceuticals Ltd. 2,000 21,247
Alkem Laboratories Ltd. 1,081 63,189
AMI Organics Ltd. 235 6,472
Aspen Pharmacare Holdings Ltd. 7,849 75,043
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 7,179
Aurobindo Pharma Ltd. 5,264 71,221
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.(a) 5,000 5,326
Bora Pharmaceuticals Co. Ltd. 1,008 24,763
Boryung* 9,588 67,307
Caliway Biopharmaceuticals Co. Ltd.* 1,000 21,327
Caplin Point Laboratories Ltd. 912 21,841
Caregen Co. Ltd. 144 2,978
Center Laboratories, Inc. 11,446 14,077
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 7,679
Chengdu Kanghong Pharmaceutical
Group Co. Ltd., Class A 4,700 12,474
China Medical System Holdings Ltd. 21,000 18,920
China Resources Double Crane
Pharmaceutical Co. Ltd., Class A 4,700 12,519
China Resources Pharmaceutical
Group Ltd.(b) 51,000 34,233
China Shineway Pharmaceutical
Group Ltd.(a) 94,000 99,892
China Traditional Chinese Medicine
Holdings Co. Ltd.* 1,010,000 247,587
Chong Kun Dang Pharmaceutical
Corp.* 3,405 202,941
Cipla Ltd. 8,460 144,496
Concord Biotech Ltd. 821 20,423
CSPC Pharmaceutical Group Ltd. 226,080 129,411
Daewoong Co. Ltd.* 8,789 124,607
Daewoong Pharmaceutical Co. Ltd.* 49 4,644
Dong-A Socio Holdings Co. Ltd. 1,316 86,858

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
DongKook Pharmaceutical Co. Ltd.* 720 $ 7,497
Dr Reddy's Laboratories Ltd. 9,917 139,379
Eris Lifesciences Ltd.*(b) 1,069 15,156
Genomma Lab Internacional SAB de
CV, Class B 18,800 25,711
Gland Pharma Ltd.(b) 407 7,165
GlaxoSmithKline Pharmaceuticals
Ltd. 376 8,583
Glenmark Pharmaceuticals Ltd. 2,256 37,850
Grand Pharmaceutical Group Ltd. 28,500 15,436
Granules India Ltd. 3,193 20,509
Hanall Biopharma Co. Ltd.* 576 16,154
Hanmi Pharm Co. Ltd. 103 17,297
Hansoh Pharmaceutical Group Co.
Ltd.(b) 14,000 32,127
HK inno N Corp.* 192 4,691
Hlb Pharma Ceutical Co. Ltd.* 1,128 20,184
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hubei Jumpcan Pharmaceutical Co.
Ltd., Class A 4,700 17,844
Humanwell Healthcare Group Co.
Ltd., Class A 4,700 14,059
Hypera SA 9,400 29,416
Ipca Laboratories Ltd. 2,726 45,424
Jamjoom Pharmaceuticals Factory
Co. 480 20,911
JB Chemicals & Pharmaceuticals Ltd. 1,152 23,460
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 30,731
Jiangzhong Pharmaceutical Co. Ltd.,
Class A 4,700 14,822
JW Pharmaceutical Corp. 4,794 77,206
Kalbe Farma Tbk. PT 137,500 10,671
Laurus Labs Ltd.(b) 4,136 27,889
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 13,291
Lotus Pharmaceutical Co. Ltd. 2,000 15,766
Lumosa Therapeutics Co. Ltd.* 2,188 15,844
Lupin Ltd. 3,995 95,957
Luye Pharma Group Ltd.*(a)(b) 752,500 200,883
Mankind Pharma Ltd.* 1,945 54,688
Marksans Pharma Ltd. 3,525 9,812
Mezzion Pharma Co. Ltd.* 318 6,916
Natco Pharma Ltd. 2,021 27,389
Neuland Laboratories Ltd. 148 24,132
Oneness Biotech Co. Ltd.* 4,406 10,635
Oscotec, Inc.* 376 6,909
Pfizer Ltd. 341 17,866
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 35,786
Richter Gedeon Nyrt. 3,658 94,967
Sam Chun Dang Pharm Co. Ltd.* 240 30,392
Investments Shares Value
Pharmaceuticals
(continued)
Sanofi Consumer Healthcare India
Ltd.* 329 $ 17,806
Sanofi India Ltd. 144 9,186
Saudi Pharmaceutical Industries &
Medical Appliances Corp.* 517 4,673
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 7,208
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H(a) 14,000 23,502
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 3,065
Shenzhen Hepalink Pharmaceutical
Group Co. Ltd., Class A* 9,400 13,082
Shilpa Medicare Ltd.* 1,175 9,627
Sino Biopharmaceutical Ltd. 169,999 61,527
SK Biopharmaceuticals Co. Ltd.* 279 20,949
SSY Group Ltd. 480,000 194,671
ST Pharm Co. Ltd.* 141 8,423
Strides Pharma Science Ltd. 2,300 18,203
Sun Pharmaceutical Industries Ltd. 17,108 344,456
Suven Pharmaceuticals Ltd.* 2,303 28,044
Synmosa Biopharma Corp. 8,146 8,313
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 10,437
Torrent Pharmaceuticals Ltd. 1,692 63,860
TTY Biopharm Co. Ltd. 2,575 5,932
United Laboratories International
Holdings Ltd. (The)(a) 24,000 35,546
Wockhardt Ltd.* 1,920 31,408
Yuhan Corp.* 988 88,124
YungShin Global Holding Corp. 11,055 17,801
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,730
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 16,726
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 8,424
Zydus Lifesciences Ltd. 4,379 49,052
4,028,752
Professional Services -
0 .1%
BLS International Services Ltd. 3,626 18,263
Computer Age Management Services
Ltd. 712 29,621
CTOS Digital Bhd. 98,700 26,350
eClerx Services Ltd. 679 23,973
Firstsource Solutions Ltd. 6,900 26,699
L&T Technology Services Ltd.(b) 510 32,086
My EG Services Bhd. 90,687 19,429
NICE Information Service Co. Ltd.* 13,724 115,894
Quess Corp. Ltd.(b) 658 4,526
RITES Ltd. 4,200 12,649
Sporton International, Inc. 1,595 9,844
319,334
Real Estate Management & Development -
3 .4%
Advancetek Enterprise Co. Ltd. 119,442 299,992

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Aldar Properties PJSC 97,196 $ 202,434
Allos SA 10,000 32,526
Amata Corp. PCL, NVDR 225,200 167,186
Anant Raj Ltd. 3,135 21,655
AP Thailand PCL, NVDR 399,500 94,314
Arabian Centres Co.(b) 3,995 22,602
Arriyadh Development Co. 2,145 19,902
Ayala Land, Inc. 62,800 23,991
Barwa Real Estate Co. 66,505 52,294
Brigade Enterprises Ltd. 1,551 20,969
Bumi Serpong Damai Tbk. PT* 2,552,100 148,742
C&D International Investment Group
Ltd.(a) 13,004 21,329
Cathay Real Estate Development
Co. Ltd. 20,550 14,536
Cencosud Shopping SA 11,750 19,627
Central Pattana PCL, NVDR 14,800 23,293
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A 28,200 10,403
China Jinmao Holdings Group Ltd. 188,000 21,957
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 10,200 13,732
China Overseas Land & Investment
Ltd. 94,000 149,114
China Overseas Property Holdings
Ltd. 15,000 9,260
China Resources Land Ltd. 74,000 223,664
China Resources Mixc Lifestyle
Services Ltd.(b) 9,800 36,978
China Vanke Co. Ltd., Class A* 9,900 9,907
China Vanke Co. Ltd., Class H*(a) 36,500 27,077
Chong Hong Construction Co. Ltd. 87,111 223,314
Ciputra Development Tbk. PT 3,431,049 207,336
Commercial Real Estate Co. KSC 72,897 46,550
Corp. Inmobiliaria Vesta SAB de
CV(a) 10,300 27,030
Country Garden Services Holdings
Co. Ltd.(a) 52,000 33,770
Da-Li Development Co. Ltd. 141,000 181,808
Dar Al Arkan Real Estate
Development Co.* 7,655 33,676
Delpha Construction Co. Ltd. 8,965 10,820
DLF Ltd. 13,113 112,795
Eco World Development Group Bhd. 42,300 16,607
Emaar Development PJSC 23,303 83,428
Emaar Economic City* 1,106 5,355
Emaar Properties PJSC 159,330 585,605
Evergrande Property Services Group
Ltd.*(b) 1,974,000 187,479
Farglory Land Development Co. Ltd. 11,524 26,409
Fortress Real Estate Investments
Ltd., Class B(a) 28,150 29,371
Godrej Properties Ltd.* 1,974 53,089
Grandjoy Holdings Group Co. Ltd.,
Class A* 28,200 10,287
Investments Shares Value
Real Estate Management & Development
(continued)
Greentown China Holdings Ltd.(a) 25,000 $ 27,562
Greentown Service Group Co. Ltd.(b) 536,000 248,339
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 5,090
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 52,000 67,765
Hiyes International Co. Ltd. 25,804 139,159
Huaku Development Co. Ltd. 5,702 19,339
Huang Hsiang Construction Corp. 5,050 9,706
Hung Sheng Construction Ltd. 167,000 121,699
Iguatemi SA 88,500 279,218
IOI Properties Group Bhd. 38,700 18,319
KE Holdings, Inc., ADR 8,037 140,085
KE Holdings, Inc., Class A 9,400 54,410
Kindom Development Co. Ltd. 137,301 213,536
Kuwait Real Estate Co. KSC 10,951 11,714
LAMDA Development SA* 1,368 9,898
Land & Houses PCL, NVDR 9,800 1,339
Longfor Group Holdings Ltd.(a)(b) 49,488 62,371
LSR Group PJSC, Class A‡ 21,295 —
Mabanee Co. KPSC 15,584 40,210
Macrotech Developers Ltd.(b) 4,230 58,823
Mah Sing Group Bhd. 84,600 26,951
Mahindra Lifespace Developers Ltd. 4,512 21,782
MAS P.L.C.* 204,732 239,055
Matrix Concepts Holdings Bhd. 286,700 140,858
Max Estates Ltd.* 940 5,753
MBK PCL, NVDR 228,044 123,249
Megaworld Corp. 3,807,000 115,437
MNC Land Tbk. PT* 2,575,600 21,648
Multiplan Empreendimentos
Imobiliarios SA* 5,000 19,173
Nanjing Gaoke Co. Ltd., Class A 14,100 14,402
Oberoi Realty Ltd. 2,021 42,294
Onewo, Inc., Class H 5,000 14,118
OSK Holdings Bhd. 380,700 141,775
Pakuwon Jati Tbk. PT 6,142,900 148,485
Parque Arauco SA 259,487 445,281
Phoenix Mills Ltd. (The) 3,134 59,405
Plaza SA 8,634 15,476
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 19,584
Prestige Estates Projects Ltd. 2,076 32,584
Quality Houses PCL, NVDR 1,372,400 69,690
Quzhou Xin'an Development Co.
Ltd., Class A* 42,300 16,770
Radiance Holdings Group Co.
Ltd.*(a)(b) 235,000 85,053
Raymond Ltd. 1,316 22,963
Retal Urban Development Co., Class
A 5,400 24,418
Robinsons Land Corp. 676,800 146,089
Ruentex Development Co. Ltd. 39,428 50,960
Salhia Real Estate Co. KSCP 17,090 22,879
Sansiri PCL, NVDR 2,754,200 139,857
Saudi Real Estate Co.* 3,478 24,898

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Seazen Group Ltd.*(a) 94,000 $ 20,751
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 112,900 92,352
Shanghai Lingang Holdings Corp.
Ltd., Class A 9,400 12,616
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,323
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 4,700 15,592
Shenzhen Investment Ltd. 752,000 78,176
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 765 10,657
Sime Darby Property Bhd. 67,600 21,535
Sinic Holdings Group Co. Ltd.*‡ 318,000 —
SK D&D Co. Ltd. 1 5
SM Prime Holdings, Inc. 141,000 55,919
Sobha Ltd. 571 8,740
SP Setia Bhd. Group 50,000 15,143
Sunac China Holdings Ltd.*(a) 188,000 38,123
Sunteck Realty Ltd. 2,491 13,696
Supalai PCL, NVDR 23,800 11,873
Talaat Moustafa Group 19,728 21,472
Tanco Holdings Bhd.* 14,100 5,978
United Development Co. QSC 690,242 218,011
UOA Development Bhd. 9,200 3,509
Valor Estate Ltd.* 1,636 2,955
WHA Corp. PCL, NVDR 117,490 16,607
Xiangcai Co. Ltd., Class A 14,100 12,655
Yea Shin International Development
Co. Ltd. 124,517 116,611
Youngor Fashion Co. Ltd., Class A 14,400 16,175
Yuexiu Property Co. Ltd.(a) 19,079 11,876
Yungshin Construction &
Development Co. Ltd. 1,600 6,160
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 3,588
8,174,780
Residential REITs -
0 .0% (d)
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT* 51,117 21,770
Retail REITs -
0 .5%
Hyprop Investments Ltd., REIT(a) 139,731 328,858
IGB REIT, REIT 39,800 19,376
LOTTE Reit Co. Ltd., REIT 2,174 4,601
Pavilion REIT, REIT 15,000 5,081
Resilient REIT Ltd., REIT(a) 112,001 347,881
Sunway REIT, REIT 53,900 22,854
Vukile Property Fund Ltd., REIT 452,516 421,734
1,150,385
Investments Shares Value
Semiconductors & Semiconductor Equipment -
8 .3%
3peak, Inc., Class A* 997 $ 11,941
ACM Research Shanghai, Inc., Class
A 1,081 14,553
ADATA Technology Co. Ltd. 102,352 240,806
Advanced Wireless Semiconductor
Co. 5,104 15,018
Airoha Technology Corp. 1,250 25,972
Alchip Technologies Ltd. 1,600 153,019
Alfa Solar Enerji Sanayi ve Ticaret
A/S 37,271 76,249
Andes Technology Corp.* 1,507 17,613
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 165 3,312
Anpec Electronics Corp. 2,000 10,328
AP Memory Technology Corp. 2,224 20,454
Ardentec Corp. 170,702 359,367
ASE Technology Holding Co. Ltd. 85,923 464,690
ASMedia Technology, Inc. 464 29,347
ASPEED Technology, Inc. 709 76,905
ASR Microelectronics Co. Ltd., Class
A* 1,974 18,891
Black Sesame International Holding
Ltd.* 9,400 30,885
Cambricon Technologies Corp. Ltd.,
Class A* 500 39,369
Chipbond Technology Corp. 17,001 33,194
ChipMOS Technologies, Inc. 230,035 224,567
Daqo New Energy Corp., ADR*(a) 19,411 347,651
DB HiTek Co. Ltd.* 753 16,765
Duksan Techopia Co. Ltd.* 705 16,642
Elan Microelectronics Corp. 3,378 15,276
Elite Semiconductor Microelectronics
Technology, Inc. 15,787 29,232
eMemory Technology, Inc. 1,350 139,422
Ennostar, Inc. 7,000 9,999
Eo Technics Co. Ltd.* 144 14,222
Episil Technologies, Inc.* 6,292 8,507
Everlight Electronics Co. Ltd. 11,850 30,306
Fadu, Inc.* 1,880 18,347
Faraday Technology Corp. 4,154 28,558
Fitipower Integrated Technology, Inc. 1,488 10,321
Flat Glass Group Co. Ltd., Class H(a) 1,000 1,473
FocalTech Systems Co. Ltd. 4,711 10,997
Formosa Advanced Technologies
Co. Ltd. 3,520 3,108
Formosa Sumco Technology Corp. 1,000 2,793
Foxsemicon Integrated Technology,
Inc. 2,650 25,020
Gallant Precision Machining Co. Ltd. 2,722 8,442
GCL System Integration Technology
Co. Ltd., Class A* 9,800 3,359
GCL Technology Holdings Ltd.*(a) 470,000 74,195
Genesys Logic, Inc. 2,000 10,694
Global Mixed Mode Technology, Inc. 2,448 17,017
Global Unichip Corp. 1,432 57,756
Globalwafers Co. Ltd. 4,616 48,236

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Grand Process Technology Corp. 500 $ 22,763
Greatech Technology Bhd.* 37,600 16,870
Greatek Electronics, Inc. 7,632 14,458
Gudeng Precision Industrial Co. Ltd. 1,812 26,575
Hana Micron, Inc.* 18,471 130,301
Hanmi Semiconductor Co. Ltd. 818 63,729
Holtek Semiconductor, Inc. 5,712 8,430
Hoyuan Green Energy Co. Ltd.,
Class A 4,700 9,983
Hua Hong Semiconductor Ltd.(a)(b) 6,000 17,596
Inari Amertron Bhd. 39,200 22,249
ISC Co. Ltd.* 426 19,643
ITE Technology, Inc. 4,100 17,789
Jentech Precision Industrial Co. Ltd. 1,287 54,464
Jinko Solar Co. Ltd., Class A 19,530 16,453
Jusung Engineering Co. Ltd. 1,152 25,133
King Yuan Electronics Co. Ltd. 19,998 69,353
Kinsus Interconnect Technology
Corp. 4,000 11,990
LandMark Optoelectronics Corp.* 2,048 33,103
LEENO Industrial, Inc. 106 15,648
LONGi Green Energy Technology
Co. Ltd., Class A 5,848 11,995
LX Semicon Co. Ltd.* 4,371 170,267
M31 Technology Corp. 460 9,080
Macronix International Co. Ltd. 31,104 18,247
Marketech International Corp. 2,489 11,370
Materials Analysis Technology, Inc. 1,000 7,547
MediaTek, Inc. 22,679 1,015,178
Montage Technology Co. Ltd., Class
A 1,608 15,061
MPI Corp. 1,428 38,440
Nanya Technology Corp.* 26,600 24,464
NAURA Technology Group Co. Ltd.,
Class A 800 41,517
Novatek Microelectronics Corp. 9,312 149,092
Nuvoton Technology Corp. 4,000 11,220
Orient Semiconductor Electronics
Ltd. 14,256 14,592
Pan Jit International, Inc. 8,000 11,757
Parade Technologies Ltd. 1,400 29,944
Phison Electronics Corp. 2,776 40,120
Phoenix Silicon International Corp. 1,794 6,770
Pixart Imaging, Inc. 3,200 23,759
Powerchip Semiconductor
Manufacturing Corp.* 52,000 31,698
Powertech Technology, Inc. 14,550 52,015
Premier Energies Ltd.*(b) 517 6,160
Radiant Opto-Electronics Corp. 8,350 51,027
Raydium Semiconductor Corp. 1,824 21,819
RDC Semiconductor Co. Ltd.* 1,500 9,052
Realtek Semiconductor Corp. 7,724 127,915
RichWave Technology Corp.* 2,388 14,593
SDI Corp. 1,781 5,023
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 $ 7,444
Sigurd Microelectronics Corp. 16,300 35,112
Silergy Corp. 4,000 48,032
Silicon Integrated Systems Corp. 5,959 11,380
Sino-American Silicon Products, Inc. 16,352 58,707
Sitronix Technology Corp. 45,849 293,491
SK Hynix, Inc. 7,896 1,082,507
Skytech, Inc. 1,000 9,778
Smart Gunes Enerjisi Teknolojileri
ArGE Uretim Sanayi ve Ticaret
A/S* 64,954 79,965
Sunplus Technology Co. Ltd.* 5,116 4,416
Taiwan Mask Corp. 7,000 10,491
Taiwan Semiconductor Co. Ltd. 89,386 144,752
Taiwan Semiconductor Manufacturing
Co. Ltd. 349,885 12,133,937
Taiwan-Asia Semiconductor Corp. 13,000 10,784
TechWing, Inc.* 750 23,460
Tokai Carbon Korea Co. Ltd. 415 21,078
Tongwei Co. Ltd., Class A 4,600 12,955
Topco Scientific Co. Ltd. 2,704 23,960
Trina Solar Co. Ltd., Class A 4,502 10,672
United Microelectronics Corp. 290,332 356,617
United Renewable Energy Co. Ltd.* 50,256 15,263
UPI Semiconductor Corp. 1,358 9,191
Vanguard International
Semiconductor Corp. 15,078 43,629
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 2,408 16,239
Via Technologies, Inc. 5,424 15,529
VisEra Technologies Co. Ltd. 1,392 13,929
Visual Photonics Epitaxy Co. Ltd. 4,000 20,044
ViTrox Corp. Bhd. 9,400 8,182
Wafer Works Corp. 226,445 170,553
Will Semiconductor Co. Ltd.
Shanghai, Class A 900 13,072
Win Semiconductors Corp.* 6,961 22,120
Winbond Electronics Corp.* 63,007 27,626
WinWay Technology Co. Ltd. 650 24,329
WONIK IPS Co. Ltd.* 1,269 19,694
Wonik QnC Corp.* 6,839 88,017
Wuxi Autowell Technology Co. Ltd.,
Class A 2,350 13,163
Wuxi Taiji Industry Ltd. Co., Class A 14,100 13,140
XinTec, Inc. 3,000 19,250
Xinyi Solar Holdings Ltd.(a) 124,000 50,767
20,364,345
Software -
0 .2%
AurionPro Solutions Ltd. 517 8,946
Beijing Fourth Paradigm Technology
Co. Ltd.* 4,700 30,221
Beijing Kingsoft Office Software, Inc.,
Class A 611 26,410
Birlasoft Ltd. 3,951 24,386
Douzone Bizon Co. Ltd. 350 16,548

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Hundsun Technologies, Inc., Class A 4,550 $ 16,247
Iflytek Co. Ltd., Class A 4,800 33,486
Insyde Software Corp. 1,000 12,252
Intellect Design Arena Ltd. 1,615 15,121
Kingdee International Software
Group Co. Ltd.* 50,000 65,968
KPIT Technologies Ltd. 2,381 38,738
MIA Teknoloji A/S* 4,277 4,433
Newgen Software Technologies Ltd. 1,920 23,234
Oracle Financial Services Software
Ltd. 423 44,549
Qi An Xin Technology Group, Inc.,
Class A* 3,641 12,550
Rategain Travel Technologies Ltd.* 1,968 15,885
Route Mobile Ltd. 390 5,390
Shanghai Baosight Software Co.
Ltd., Class A 3,200 12,721
Shanghai Baosight Software Co.
Ltd., Class B 9,949 15,918
Tanla Platforms Ltd. 1,242 7,924
Tata Elxsi Ltd. 517 37,819
TOTVS SA 9,400 54,809
Venustech Group, Inc., Class A 4,700 9,692
533,247
Specialty Retail -
0 .9%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 27,547
Aditya Birla Fashion and Retail Ltd.* 6,536 20,665
Aldrees Petroleum and Transport
Services Co. 768 29,035
Ali Alghanim Sons Automotive Co.
KSCC 49,021 165,416
Aspirasi Hidup Indonesia Tbk. PT 150,400 7,059
Bermaz Auto Bhd. 399,500 114,719
China Tourism Group Duty Free
Corp. Ltd., Class A 900 7,520
Chow Tai Fook Jewellery Group Ltd.
(a) 30,200 27,171
Com7 PCL, NVDR 23,400 15,287
Detsky Mir PJSC*‡(b) 258,500 —
Dogan Sirketler Grubu Holding A/S 39,249 14,877
Dogus Otomotiv Servis ve Ticaret A/S 893 4,685
Empresas Copec SA 8,084 54,030
Foschini Group Ltd. 9,259 70,486
FSN E-Commerce Ventures Ltd.* 18,240 35,568
HLA Group Corp. Ltd., Class A 19,000 22,964
Home Product Center PCL, NVDR 97,400 25,308
Hotai Motor Co. Ltd. 6,120 114,254
Hotel Shilla Co. Ltd.* 94 2,478
Italtile Ltd. 166,051 109,396
Jarir Marketing Co. 4,888 16,707
JUMBO SA 3,149 85,767
Lojas Renner SA 21,620 50,520
M.Video PJSC*‡ 31,680 —
Investments Shares Value
Specialty Retail
(continued)
Map Aktif Adiperkasa PT 240,000 $ 14,429
Metro Brands Ltd. 1,409 19,274
Motus Holdings Ltd. 50,478 297,623
MR DIY Group M Bhd.(b) 57,600 21,709
Mr Price Group Ltd. 4,324 57,819
National Petroleum Co. Ltd. 2,000 3,905
Oriental Holdings Bhd. 8,500 13,444
Padini Holdings Bhd. 160,100 71,475
Pan German Universal Motors Ltd. 8,370 75,956
PC Jeweller Ltd.* 78,725 13,124
Pepkor Holdings Ltd.(b) 47,705 65,974
Pop Mart International Group Ltd.(b) 10,400 125,468
PTT Oil & Retail Business PCL,
NVDR 15,300 5,270
Redtape Ltd. 517 4,028
Saudi Automotive Services Co. 795 15,537
Siam Global House PCL, NVDR 42,188 12,528
Topsports International Holdings Ltd.
(b) 52,000 19,154
Truworths International Ltd. 9,158 42,057
United Electronics Co. 874 22,930
Vibra Energia SA 23,500 67,827
We Buy Cars Holdings Ltd. 130,002 283,052
Zhongsheng Group Holdings Ltd. 12,000 18,913
2,292,955
Technology Hardware, Storage & Peripherals -
3 .9%
Acer, Inc. 47,000 53,422
Advantech Co. Ltd. 8,552 99,035
AIC, Inc. 11,836 124,407
Asia Vital Components Co. Ltd. 5,136 90,862
ASROCK, Inc. 1,086 7,632
Asustek Computer, Inc. 18,000 333,843
AURAS Technology Co. Ltd. 1,550 30,026
Catcher Technology Co. Ltd. 7,418 45,105
Chicony Electronics Co. Ltd. 13,050 61,007
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 9,842
Clevo Co. 13,536 21,383
CMC Magnetics Corp. 329,000 98,415
Compal Electronics, Inc. 117,700 131,805
CosmoAM&T Co. Ltd.* 309 11,229
Darfon Electronics Corp. 65,800 87,859
Elitegroup Computer Systems Co.
Ltd. 94,900 64,082
Ennoconn Corp. 2,304 20,240
Getac Holdings Corp. 9,843 35,940
Gigabyte Technology Co. Ltd. 8,976 69,525
HTC Corp.* 11,432 20,679
Ibase Technology, Inc. 51,512 105,139
IEI Integration Corp. 46,219 109,588
Innodisk Corp. 1,321 8,254
Inventec Corp. 50,008 75,330
JPC connectivity, Inc. 1,842 7,683
King Slide Works Co. Ltd. 1,104 51,274
Kinpo Electronics 7,500 5,729

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Legend Holdings Corp., Class H*(a)
(b) 202,100 $ 190,646
Lenovo Group Ltd. 188,000 224,154
Lite-On Technology Corp. 35,626 118,652
Micro-Star International Co. Ltd. 16,000 88,731
Mitac Holdings Corp. 14,304 31,905
Netweb Technologies India Ltd. 188 3,894
Pegatron Corp. 55,304 163,404
Qisda Corp. 47,000 49,976
Quanta Computer, Inc. 42,731 351,870
Quanta Storage, Inc. 5,200 16,127
Reeder Teknoloji Sanayi ve Ticaret
A/S* 154,536 58,402
Samsung Electronics Co. Ltd. 126,242 4,552,705
Samsung Electronics Co. Ltd.
(Preference) 20,069 593,921
Shenzhen Transsion Holdings Co.
Ltd., Class A 291 4,021
Tsinghua Tongfang Co. Ltd., Class A* 14,100 13,121
Wistron Corp. 44,429 149,327
Wiwynn Corp. 1,150 78,709
Xiaomi Corp., Class B*(b) 236,800 1,164,002
9,632,902
Textiles, Apparel & Luxury Goods -
1 .2%
361 Degrees International Ltd. 282,000 151,648
Aksa Akrilik Kimya Sanayii A/S 38,400 12,359
ANTA Sports Products Ltd. 20,800 220,371
Arvind Ltd. 4,000 15,607
Azzas 2154 SA 50,042 292,551
Bata India Ltd. 190 2,845
Bosideng International Holdings Ltd. 94,000 45,241
Eclat Textile Co. Ltd. 3,546 57,424
F&F Co. Ltd.* 104 4,602
Feng TAY Enterprise Co. Ltd. 11,872 47,883
FF Group*‡ 3,536 —
Fila Holdings Corp. 556 15,019
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 47,656 204,585
Garware Technical Fibres Ltd. 940 8,907
Indo Count Industries Ltd. 1,410 4,848
JNBY Design Ltd.(b) 72,500 153,903
Kalyan Jewellers India Ltd. 4,236 24,604
KPR Mill Ltd. 1,754 18,873
Lao Feng Xiang Co. Ltd., Class B 7,400 26,618
Laopu Gold Co. Ltd., Class H* 300 16,017
Li Ning Co. Ltd. 63,000 129,532
Makalot Industrial Co. Ltd. 4,420 46,863
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 9,850 19,519
Page Industries Ltd. 98 50,601
Pou Chen Corp. 76,600 85,779
Rajesh Exports Ltd.* 48,363 104,296
Raymond Lifestyle Ltd.* 752 12,833
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Ruentex Industries Ltd. 16,940 $ 35,818
Safari Industries India Ltd. 864 24,040
Shenzhou International Group
Holdings Ltd. 9,900 74,521
Shinkong Textile Co. Ltd. 7,600 10,009
Sports Gear Co. Ltd. 18,979 78,867
Swan Energy Ltd. 2,940 18,714
Tainan Spinning Co. Ltd. 423,000 177,715
Taiwan Paiho Ltd. 7,000 14,352
Titan Co. Ltd. 6,110 246,206
Trident Ltd. 22,165 7,958
Vardhman Textiles Ltd. 44,133 232,725
Vedant Fashions Ltd. 864 9,315
Vivara Participacoes SA 5,300 19,443
Welspun Living Ltd. 7,370 11,717
Xtep International Holdings Ltd.(a) 28,462 21,917
Youngone Corp.* 480 14,519
Youngone Holdings Co. Ltd. 2,209 124,513
2,895,677
Tobacco -
0 .3%
British American Tobacco Malaysia
Bhd. 42,300 68,041
Gudang Garam Tbk. PT* 184,100 127,063
ITC Ltd. 45,449 234,811
KT&G Corp. 2,961 225,386
RLX Technology, Inc., ADR(a) 1,807 4,011
Smoore International Holdings Ltd.
(a)(b) 37,000 59,644
718,956
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 5,499 145,245
ALAFCO Aviation Lease & Finance
Co. KSCP 342 638
Barloworld Ltd. 53,016 305,261
BOC Aviation Ltd.(b) 5,100 38,259
Bohai Leasing Co. Ltd., Class A* 18,800 9,213
Brighton-Best International Taiwan,
Inc. 14,272 14,892
Chin Hin Group Bhd.* 18,800 9,532
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 12,577
HextarTechnologies Solutions Bhd.* 70,500 19,137
IndiaMart InterMesh Ltd.(b) 715 17,058
LX International Corp.* 10,716 184,008
Posco International Corp. 1,081 31,284
Realord Group Holdings Ltd.*(a) 14,000 12,847
Shanghai Waigaoqiao Free Trade
Zone Group Co. Ltd., Class B 65,000 49,530
Shanxi Coal International Energy
Group Co. Ltd., Class A 2,200 3,349
Sinochem International Corp., Class
A* 18,800 9,705
SK Networks Co. Ltd. 40,091 115,748
Xiamen C & D, Inc., Class A 9,400 12,409
990,692

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure -
0 .9%
Abu Dhabi Ports Co. PJSC* 3,196 $ 4,307
Adani Ports & Special Economic
Zone Ltd. 13,912 176,574
Airports of Thailand PCL 54,000 88,597
Airports of Thailand PCL, NVDR 7,100 11,649
Bangkok Expressway & Metro PCL,
NVDR 101,000 20,245
Beibuwan Port Co. Ltd., Class A 14,100 16,556
CCR SA 19,182 36,876
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 16,981
China Merchants Port Holdings Co.
Ltd. 34,521 58,129
COSCO SHIPPING Ports Ltd.(a) 11,798 6,814
EcoRodovias Infraestrutura e
Logistica SA 75,200 66,942
Evergreen International Storage &
Transport Corp. 15,520 14,321
GMR Airports Ltd.* 47,410 39,776
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 4,900 46,439
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 6,110 113,369
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,450 66,833
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 10,150
Guangzhou Baiyun International
Airport Co. Ltd., Class A 9,400 12,137
Gujarat Pipavav Port Ltd. 3,736 6,546
International Container Terminal
Services, Inc. 13,160 78,906
Jasa Marga Persero Tbk. PT 11,523 2,990
Jiangsu Expressway Co. Ltd., Class
H 32,000 35,361
JSW Infrastructure Ltd. 5,850 18,573
Malaysia Airports Holdings Bhd. 19,608 48,124
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 11,743
Novorossiysk Commercial Sea Port
PJSC‡ 189,696 —
Piraeus Port Authority SA 2,585 80,348
Promotora y Operadora de
Infraestructura SAB de CV 2,749 26,075
Qingdao Port International Co. Ltd.,
Class A 5,200 6,593
Qingdao Port International Co. Ltd.,
Class H(b) 23,000 17,829
Salik Co. PJSC 37,155 49,060
Santos Brasil Participacoes SA 28,200 63,627
Saudi Ground Services Co. 1,815 26,034
Shanghai International Port Group
Co. Ltd., Class A 19,300 15,728
Investments Shares Value
Transportation Infrastructure
(continued)
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 $ 15,155
Shenzhen International Holdings Ltd.
(a) 24,500 21,917
Shenzhen Yan Tian Port Holding Co.
Ltd., Class A 18,800 12,267
Sociedad Matriz SAAM SA 1,580,093 171,767
Taiwan High Speed Rail Corp. 48,000 40,112
TangShan Port Group Co. Ltd., Class
A 4,900 3,049
TAV Havalimanlari Holding A/S* 4,067 31,506
Westports Holdings Bhd. 17,500 17,981
Wilson Sons SA 9,600 27,889
Zhejiang Expressway Co. Ltd., Class
H 646,000 464,295
2,100,170
Water Utilities -
0 .5%
Aguas Andinas SA, Class A 110,920 35,418
AlKhorayef Water & Power
Technologies Co.* 411 16,985
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,407
Beijing Enterprises Water Group Ltd.
(a) 132,000 36,593
China Water Affairs Group Ltd.(a) 282,000 162,506
Chongqing Water Group Co. Ltd.,
Class A 18,800 11,956
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 85,803
Cia de Saneamento de Minas Gerais
Copasa MG 70,500 270,100
Cia De Sanena Do Parana* 89,300 392,116
Guangdong Investment Ltd. 56,000 42,261
Manila Water Co., Inc. 394,800 183,288
Miahona* 3,290 24,210
National Central Cooling Co. PJSC 5,029 3,998
VA Tech Wabag Ltd.* 987 15,638
1,291,279
Wireless Telecommunication Services -
1 .0%
Advanced Info Service PCL, NVDR 14,100 118,913
America Movil SAB de CV, Series
B(a) 459,900 322,393
Axiata Group Bhd. 20,804 10,361
Bharti Airtel Ltd. 38,869 729,801
Bharti Hexacom Ltd. 376 5,882
Celcomdigi Bhd. 42,300 35,586
Empresa Nacional de
Telecomunicaciones SA 55,131 174,010
Etihad Etisalat Co. 6,251 96,498
Far EasTone Telecommunications
Co. Ltd. 30,033 80,845
Indosat Tbk. PT 127,200 18,027
Intouch Holdings PCL, NVDR 15,800 45,629
Maxis Bhd. 28,200 22,016

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Mobile Telecommunications Co.
KSCP 44,509 $ 65,501
Mobile Telecommunications Co.
Saudi Arabia 1,833 5,180
Mobile TeleSystems PJSC‡ 31,356 —
MTN Group Ltd. 39,574 243,739
PLDT, Inc. 1,645 37,762
Sistema AFK PAO‡ 122,643 —
SK Telecom Co. Ltd. 2,303 87,809
Taiwan Mobile Co. Ltd. 24,954 83,871
TIM SA 18,800 50,239
Turkcell Iletisim Hizmetleri A/S 24,793 74,751
Vodacom Group Ltd. 11,797 69,424
Vodafone Idea Ltd.* 304,325 31,797
Vodafone Qatar QSC 44,198 25,006
XL Axiata Tbk. PT 102,900 14,330
2,449,370
Total Common Stocks
(Cost $200,226,116) 243,726,556
Principal
Amount
CORPORATE BONDS - 0 .0% (d)
Independent Power and Renewable Electricity Producers - 0 .0% (d)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025
(Cost $–) $ 19,650 1,211
Number
of Rights
RIGHTS - 0 .0% (d)
Electric Utilities - 0.0%(d)
Equatorial Energia SA, expiring
2/13/2025, price 26.00 BRL* 104 85
Hotels, Restaurants & Leisure - 0.0%(d)
Smartfit Escola de Ginastica e Danca
SA, expiring 2/4/2025, price 16.10
BRL* 90 52
Personal Care Products - 0.0%(d)
Hyundai Bioscience Co. Ltd., expiring
2/6/2025, price 10,560.00 KRW* 118 263
Technology Hardware, Storage & Peripherals - 0.0%
Mitac Holdings Corp., expiring
2/7/2025, price 30.00 TWD*‡ 331 —
Total Rights
(Cost $–) 400
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .6% (e)
REPURCHASE AGREEMENTS - 0 .6%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$738,141, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $748,168 $ 737,875 $ 737,875
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$300,113, collateralized by various
Common Stocks, U.S. Treasury
Securities, 3.50%, 1/31/2028; ;
total market value $331,397 300,000 300,000
Societe Generale
4.48%, dated 1/31/2025, due
2/3/2025, repurchase price
$100,037, collateralized by
various Common Stocks; total
market value $110,402 100,000 100,000
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$100,037, collateralized by
various Common Stocks; total
market value $109,434 100,000 100,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$200,075, collateralized by
various Common Stocks; total
market value $220,815 200,000 200,000
1,437,875
Total Securities Lending Reinvestments
(Cost $1,437,875) 1,437,875
Total Investments - 100.4%
(Cost $201,663,991) 245,166,042
Liabilities in excess of other assets - (0.4%) (977,413)
NET ASSETS - 100.0% $244,188,629
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $7,877,124, collateralized in
the form of cash with a value of $1,437,875 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,036,397 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 6, 2025 – November 15, 2054 and $2,204,226
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $8,678,498.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2025, the value of these securities amounted to
approximately $36,439 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $1,437,875.
Percentages shown are based on Net Assets.
Abbreviations
ADR  — American Depositary Receipt
GDR  — Global Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
OJSC  — Open Joint Stock Company
PJSC  — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT  — Real Estate Investment Trust
SCA  — Limited partnership with share capital
TIPS  — Treasury inflation protected securities ("TIPS") are debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 35 03/21/2025 USD $ 1,908,200 $ (3,256)
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 317,554 Bank of Montreal HKD 2,466,137 03/19/2025 $ 704
USD 180,358 Citibank NA INR
*
15,531,500 03/19/2025 1,605
USD 52,626 Citibank NA KRW
*
74,966,590 03/19/2025 940
USD 125,832 Morgan Stanley KRW
*
179,496,000 03/19/2025 2,079
USD 180,553 BNP Paribas SA MXN 3,700,000 03/19/2025 2,501
USD 263,938 Citibank NA TWD
*
8,556,120 03/19/2025 1,540
USD 53,152 Citibank NA ZAR 950,000 03/19/2025 2,448
Total unrealized appreciation $ 11,817
MXN 3,296,000 Morgan Stanley USD 161,444 03/19/2025 $ (2,833)
USD 211,570 Citibank NA BRL
*
1,270,000 03/19/2025 (3,844)
Total unrealized depreciation $ (6,677)
Net unrealized appreciation $ 5,140

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

*
Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 0 .0
†
Brazil 5 .6%
Cayman Islands 0 .0
†
Chile 1 .2
China 23 .3
Colombia 0 .4
Czech Republic 0 .1
Egypt 0 .3
Germany 0 .0
†
Greece 0 .6
Hungary 0 .3
India 15 .1
Indonesia 2 .3
Italy 0 .1
Kuwait 0 .7
Luxembourg 0 .0
†
Malaysia 2 .4
Mexico 2 .9
Peru 0 .5
Philippines 1 .1
Qatar 1 .8
Romania 0 .1
Saudi Arabia 2 .7
Singapore 0 .0
†
South Africa 4 .0
South Korea 11 .3
Taiwan 17 .1
Thailand 2 .0
Turkey 1 .3
United Arab Emirates 2 .4
United Kingdom 0 .0
†
United States 0 .2
Other
1
0 .2
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99 .8%
Corporate Bonds 0 .0
†
Rights 0 .0
†
Securities Lending Reinvestments 0 .6
Others
(1)
( 0 .4 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.6%
Aerospace & Defense -
1.6%
General Electric Co. 19,019 $ 3,871,698
Lockheed Martin Corp. 3,971 1,838,374
5,710,072
Air Freight & Logistics -
0.7%
Expeditors International of
Washington, Inc. 11,077 1,258,126
United Parcel Service, Inc., Class B 9,405 1,074,333
2,332,459
Automobiles -
1.2%
Tesla, Inc.* 10,450 4,228,070
Banks -
5.8%
Bank of America Corp. 111,815 5,177,035
Citigroup, Inc. 63,954 5,207,774
Fifth Third Bancorp 19,646 870,514
JPMorgan Chase & Co. 29,678 7,932,929
Wells Fargo & Co. 20,900 1,646,920
20,835,172
Beverages -
0.2%
Molson Coors Beverage Co., Class
B(a) 15,466 846,764
Biotechnology -
1.1%
AbbVie, Inc. 3,762 691,832
Amgen, Inc. 6,897 1,968,542
Gilead Sciences, Inc. 6,270 609,444
United Therapeutics Corp.* 1,463 513,761
3,783,579
Broadline Retail -
3.7%
Amazon.com, Inc.* 41,591 9,885,349
eBay, Inc. 26,543 1,791,122
MercadoLibre, Inc.* 729 1,401,276
13,077,747
Building Products -
0.6%
A O Smith Corp. 3,553 239,117
Carlisle Cos., Inc. 2,717 1,058,163
Masco Corp. 10,241 811,906
2,109,186
Capital Markets -
3.1%
Bank of New York Mellon Corp. (The) 27,379 2,352,677
Goldman Sachs Group, Inc. (The) 5,543 3,549,737
Morgan Stanley 17,765 2,459,209
Robinhood Markets, Inc., Class A* 14,421 749,171
State Street Corp. 20,482 2,081,381
11,192,175
Investments Shares Value
Chemicals -
0.0%(b)
International Flavors & Fragrances,
Inc. 1,045 $ 91,009
Communications Equipment -
1.4%
Cisco Systems, Inc. 76,285 4,622,871
F5, Inc.* 1,463 434,891
5,057,762
Construction & Engineering -
0.1%
EMCOR Group, Inc. 836 374,578
Consumer Finance -
1.8%
Ally Financial, Inc. 30,723 1,197,275
Capital One Financial Corp. 12,958 2,639,674
Discover Financial Services 3,553 714,473
Synchrony Financial 29,260 2,018,355
6,569,777
Consumer Staples Distribution & Retail -
0.5%
Kroger Co. (The) 28,633 1,764,938
Target Corp. 1,254 172,939
1,937,877
Diversified Telecommunication Services -
0.8%
AT&T, Inc. 120,593 2,861,672
Electric Utilities -
3.2%
Edison International 8,987 485,298
Entergy Corp. 26,752 2,169,052
Evergy, Inc.(a) 9,614 616,931
Exelon Corp. 33,231 1,329,240
NRG Energy, Inc. 20,064 2,055,356
PPL Corp. 56,430 1,896,048
Southern Co. (The) 33,022 2,772,197
11,324,122
Electrical Equipment -
0.0%(b)
Emerson Electric Co. 627 81,479
Electronic Equipment, Instruments & Components -
0.5%
Flex Ltd.*(a) 15,466 644,159
Jabil, Inc. 7,524 1,221,973
1,866,132
Entertainment -
1.1%
Electronic Arts, Inc. 6,270 770,645
Netflix, Inc.* 2,926 2,858,000
Warner Bros Discovery, Inc.* 32,604 340,386
3,969,031
Financial Services -
2.8%
Berkshire Hathaway, Inc., Class B* 17,556 8,227,970
Fidelity National Information
Services, Inc. 15,257 1,242,988
Fiserv, Inc.* 2,926 632,133

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
PayPal Holdings, Inc.* 1,045 $ 92,566
10,195,657
Food Products -
0.3%
Archer-Daniels-Midland Co. 836 42,828
General Mills, Inc. 18,601 1,118,664
1,161,492
Health Care Equipment & Supplies -
1.1%
Abbott Laboratories 3,762 481,273
GE HealthCare Technologies, Inc. 2,717 239,911
Hologic, Inc.* 8,569 618,167
IDEXX Laboratories, Inc.* 1,254 529,251
ResMed, Inc. 8,360 1,974,465
Stryker Corp. 418 163,559
4,006,626
Health Care Providers & Services -
3.5%
Cardinal Health, Inc. 6,479 801,193
Cencora, Inc. 7,942 2,018,936
Centene Corp.* 17,556 1,124,111
Cigna Group (The) 8,151 2,398,106
DaVita, Inc.* 8,569 1,509,858
Elevance Health, Inc. 418 165,402
HCA Healthcare, Inc. 2,926 965,317
McKesson Corp. 4,389 2,610,358
Tenet Healthcare Corp.* 4,598 647,812
Universal Health Services, Inc.,
Class B 1,045 197,045
12,438,138
Hotel & Resort REITs -
0.4%
Host Hotels & Resorts, Inc., REIT 88,407 1,477,281
Hotels, Restaurants & Leisure -
1.4%
Booking Holdings, Inc. 468 2,217,178
DoorDash, Inc., Class A* 5,016 947,171
Expedia Group, Inc.* 1,254 214,372
Royal Caribbean Cruises Ltd. 6,270 1,671,582
5,050,303
Household Durables -
0.7%
Lennar Corp., Class A 1,672 219,433
Millrose Properties, Inc., Class A,
REIT*(c) 832 9,202
NVR, Inc.* 209 1,675,382
PulteGroup, Inc. 6,061 689,620
2,593,637
Household Products -
1.9%
Colgate-Palmolive Co. 12,331 1,069,098
Kimberly-Clark Corp. 11,077 1,439,677
Procter & Gamble Co. (The) 26,125 4,336,489
6,845,264
Investments Shares Value
Industrial Conglomerates -
0.4%
3M Co. 8,778 $ 1,336,012
Insurance -
1.9%
Aflac, Inc. 18,810 2,019,818
American International Group, Inc. 23,617 1,739,628
MetLife, Inc. 22,990 1,988,865
Prudential Financial, Inc. 7,524 908,598
6,656,909
Interactive Media & Services -
9.4%
Alphabet, Inc., Class A 57,684 11,768,690
Alphabet, Inc., Class C 56,639 11,644,978
Meta Platforms, Inc., Class A 14,630 10,082,704
33,496,372
IT Services -
1.3%
Accenture plc, Class A 6,897 2,655,000
Cognizant Technology Solutions
Corp., Class A 15,466 1,277,646
Gartner, Inc.* 1,463 794,161
4,726,807
Life Sciences Tools & Services -
0.5%
Danaher Corp. 836 186,210
ICON plc* 2,508 499,293
Mettler-Toledo International, Inc.* 936 1,277,116
1,962,619
Machinery -
2.2%
Caterpillar, Inc. 8,569 3,182,869
Cummins, Inc. 2,926 1,042,388
Illinois Tool Works, Inc. 10,032 2,599,893
Westinghouse Air Brake
Technologies Corp. 5,016 1,042,927
7,868,077
Media -
1.0%
Comcast Corp., Class A 63,118 2,124,552
Fox Corp., Class A 1,881 96,270
Omnicom Group, Inc. 14,003 1,215,320
3,436,142
Metals & Mining -
0.2%
Agnico Eagle Mines Ltd. 8,151 757,554
Multi-Utilities -
1.0%
Consolidated Edison, Inc. 17,974 1,684,883
Public Service Enterprise Group, Inc. 22,990 1,920,584
3,605,467
Oil, Gas & Consumable Fuels -
1.7%
EOG Resources, Inc. 16,929 2,129,499
Marathon Petroleum Corp.(a) 10,450 1,522,670
Phillips 66 4,807 566,601
Valero Energy Corp.(a) 13,376 1,779,008
5,997,778

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals -
3.9%
Bristol-Myers Squibb Co. 26,961 $ 1,589,351
Eli Lilly & Co. 5,343 4,333,600
Johnson & Johnson 33,440 5,087,896
Merck & Co., Inc. 31,141 3,077,354
14,088,201
Professional Services -
0.7%
Automatic Data Processing, Inc. 627 189,987
Leidos Holdings, Inc. 11,704 1,662,319
Paychex, Inc. 3,762 555,535
2,407,841
Real Estate Management & Development -
0.7%
CBRE Group, Inc., Class A* 15,675 2,268,800
Jones Lang LaSalle, Inc.* 418 118,210
2,387,010
Residential REITs -
1.4%
AvalonBay Communities, Inc.,
REIT(a) 8,569 1,898,119
Equity Residential, REIT 20,482 1,446,643
Essex Property Trust, Inc., REIT 6,061 1,724,779
Mid-America Apartment
Communities, Inc., REIT 627 95,668
5,165,209
Retail REITs -
0.6%
Simon Property Group, Inc., REIT 12,122 2,107,531
Semiconductors & Semiconductor Equipment -
11.1%
Analog Devices, Inc. 7,733 1,638,545
Applied Materials, Inc. 13,794 2,487,748
Broadcom, Inc. 35,948 7,954,214
KLA Corp. 3,762 2,777,259
Lam Research Corp. 36,157 2,930,525
NVIDIA Corp. 160,721 19,297,770
QUALCOMM, Inc. 14,421 2,493,824
39,579,885
Software -
9.5%
Adobe, Inc.* 5,643 2,468,530
AppLovin Corp., Class A* 5,016 1,853,863
Check Point Software Technologies
Ltd.* 8,987 1,959,346
Fair Isaac Corp.* 933 1,748,031
Fortinet, Inc.* 18,392 1,855,385
Intuit, Inc. 5,538 3,331,162
Manhattan Associates, Inc.* 1,463 305,167
Microsoft Corp. 39,292 16,308,538
Oracle Corp. 21,109 3,589,797
Investments Shares Value
Software
(continued)
Roper Technologies, Inc. 209 $ 120,311
Salesforce, Inc. 418 142,831
Zoom Communications, Inc., Class
A* 2,090 181,705
33,864,666
Specialized REITs -
0.4%
Public Storage, REIT 5,016 1,497,176
Specialty Retail -
2.3%
AutoZone, Inc.* 627 2,100,582
Best Buy Co., Inc. 8,569 735,734
Home Depot, Inc. (The) 5,852 2,410,907
Lowe's Cos., Inc. 5,852 1,521,754
Williams-Sonoma, Inc. 7,106 1,501,995
8,270,972
Technology Hardware, Storage & Peripherals -
8.5%
Apple, Inc. 116,413 27,473,468
Dell Technologies, Inc., Class C 8,360 866,096
NetApp, Inc. 16,302 1,990,474
30,330,038
Tobacco -
1.2%
Altria Group, Inc. 46,189 2,412,451
Philip Morris International, Inc. 14,839 1,932,038
4,344,489
Trading Companies & Distributors -
0.2%
WW Grainger, Inc. 627 666,294
Total Common Stocks
(Cost $288,557,412) 356,570,110
Total Investments - 99.6%
(Cost $288,557,412) 356,570,110
Other assets less liabilities - 0.4% 1,508,285
NET ASSETS - 100.0% $358,078,395
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan at
January 31, 2025 was $5,401,957, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from February 4, 2025 – November 15, 2054; a
total value of $5,569,160.
(b) Represents less than 0.05% of net assets.
(c) When issued security. Total market value of all such
securities amounts to $9,202, which represents
approximately 0.0% of net assets of the fund.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
S&P 500 Micro E-Mini Index 43 03/21/2025 USD $ 1,304,459 $ (5,714)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.6%
Others
(1)
0.4
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.0%
Air Freight & Logistics -
0.2%
Expeditors International of
Washington, Inc. 312 $ 35,437
FedEx Corp. 1,014 268,578
304,015
Automobile Components -
0.0%(a)
Aptiv plc* 858 53,556
Automobiles -
3.9%
Ford Motor Co. 9,282 93,562
General Motors Co. 7,410 366,499
Tesla, Inc.* 12,285 4,970,511
5,430,572
Banks -
6.4%
Bank of America Corp. 38,376 1,776,809
Citigroup, Inc. 12,636 1,028,949
Fifth Third Bancorp 2,316 102,622
Huntington Bancshares, Inc. 4,992 85,862
JPMorgan Chase & Co. 18,720 5,003,856
KeyCorp 3,316 59,622
NU Holdings Ltd., Class A* 7,059 93,461
Regions Financial Corp. 3,159 77,838
Truist Financial Corp. 6,006 286,006
US Bancorp 10,491 501,260
9,016,285
Beverages -
1.3%
Coca-Cola Co. (The) 25,857 1,641,402
Coca-Cola Europacific Partners plc 1,287 101,094
Keurig Dr Pepper, Inc. 2,379 76,366
1,818,862
Biotechnology -
0.5%
Gilead Sciences, Inc. 2,808 272,938
Moderna, Inc.* 702 27,673
Vertex Pharmaceuticals, Inc.* 858 396,121
696,732
Broadline Retail -
5.2%
Amazon.com, Inc.* 29,952 7,118,991
eBay, Inc. 2,028 136,850
7,255,841
Building Products -
0.5%
Lennox International, Inc. 195 115,522
Masco Corp. 741 58,747
Owens Corning 273 50,382
Trane Technologies plc 1,248 452,712
677,363
Capital Markets -
3.9%
Bank of New York Mellon Corp. (The) 4,056 348,532
Investments Shares Value
Capital Markets
(continued)
Blackrock, Inc. 975 $ 1,048,612
FactSet Research Systems, Inc. 156 74,008
Goldman Sachs Group, Inc. (The) 2,067 1,323,707
Intercontinental Exchange, Inc. 3,783 604,637
Moody's Corp. 351 175,303
Morgan Stanley 4,095 566,871
MSCI, Inc. 273 162,918
Nasdaq, Inc. 1,911 157,352
S&P Global, Inc. 1,716 894,740
State Street Corp. 1,326 134,748
5,491,428
Chemicals -
0.7%
Corteva, Inc. 1,560 101,821
Dow, Inc. 2,964 115,744
DuPont de Nemours, Inc. 1,794 137,779
Ecolab, Inc. 936 234,178
Sherwin-Williams Co. (The) 1,014 363,175
952,697
Commercial Services & Supplies -
0.5%
Cintas Corp. 2,301 461,512
Republic Services, Inc. 468 101,495
Waste Management, Inc. 819 180,393
743,400
Communications Equipment -
1.0%
Cisco Systems, Inc. 22,152 1,342,411
F5, Inc.* 120 35,671
1,378,082
Construction & Engineering -
0.1%
AECOM 780 82,243
Construction Materials -
0.3%
CRH plc 3,783 374,631
Consumer Finance -
0.2%
Discover Financial Services 1,404 282,330
Consumer Staples Distribution & Retail -
3.6%
Costco Wholesale Corp. 1,482 1,452,182
Dollar General Corp. 440 31,267
Dollar Tree, Inc.* 975 71,516
Kroger Co. (The) 4,524 278,859
Target Corp. 2,496 344,223
Walmart, Inc. 29,172 2,863,524
5,041,571
Containers & Packaging -
0.1%
Ball Corp. 1,560 86,892
Smurfit WestRock plc 1,638 86,961
173,853

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services -
0.3%
Verizon Communications, Inc. 9,165 $ 361,009
Electric Utilities -
0.8%
Alliant Energy Corp. 1,131 66,593
American Electric Power Co., Inc. 2,886 283,867
Duke Energy Corp. 2,535 283,895
Edison International 2,067 111,618
Entergy Corp. 1,482 120,161
NRG Energy, Inc. 663 67,918
PPL Corp. 1,599 53,726
Xcel Energy, Inc.(b) 1,326 89,107
1,076,885
Electrical Equipment -
0.3%
Emerson Electric Co. 1,248 162,178
nVent Electric plc 1,014 66,001
Rockwell Automation, Inc. 624 173,740
401,919
Electronic Equipment, Instruments & Components -
0.2%
Flex Ltd.* 858 35,735
TE Connectivity plc 975 144,271
Zebra Technologies Corp., Class A* 234 91,714
271,720
Energy Equipment & Services -
0.3%
Baker Hughes Co. 2,340 108,061
Schlumberger NV(b) 9,204 370,737
478,798
Entertainment -
1.1%
Electronic Arts, Inc. 1,053 129,424
Walt Disney Co. (The) 12,090 1,366,896
1,496,320
Financial Services -
7.4%
Apollo Global Management, Inc. 2,847 486,780
Berkshire Hathaway, Inc., Class B* 8,814 4,130,857
Fidelity National Information
Services, Inc. 1,248 101,675
Fiserv, Inc.* 2,535 547,662
Mastercard, Inc., Class A 2,730 1,516,324
PayPal Holdings, Inc.* 4,485 397,281
Visa, Inc., Class A(b) 9,555 3,265,899
10,446,478
Food Products -
1.0%
Archer-Daniels-Midland Co. 1,989 101,896
Bunge Global SA 390 29,691
Conagra Brands, Inc. 1,794 46,447
General Mills, Inc.(b) 3,627 218,128
Hershey Co. (The) 819 122,236
J M Smucker Co. (The) 273 29,181
Kellanova 1,560 127,499
Kraft Heinz Co. (The) 3,822 114,048
McCormick & Co., Inc. (Non-Voting) 1,170 90,359
Investments Shares Value
Food Products
(continued)
Mondelez International, Inc., Class A 7,293 $ 422,921
Tyson Foods, Inc., Class A 741 41,859
1,344,265
Ground Transportation -
1.1%
Uber Technologies, Inc.* 9,243 617,894
Union Pacific Corp. 3,354 831,088
XPO, Inc.*(b) 663 88,623
1,537,605
Health Care Equipment & Supplies -
2.2%
Abbott Laboratories 7,722 987,875
Baxter International, Inc. 1,482 48,254
Becton Dickinson & Co. 624 154,502
Boston Scientific Corp.* 3,237 331,339
Edwards Lifesciences Corp.* 1,950 141,277
GE HealthCare Technologies, Inc. 2,769 244,503
Hologic, Inc.* 1,326 95,658
Medtronic plc 4,212 382,534
Stryker Corp. 1,599 625,673
Zimmer Biomet Holdings, Inc. 429 46,967
3,058,582
Health Care Providers & Services -
2.1%
Cardinal Health, Inc. 1,638 202,555
Cigna Group (The) 1,209 355,700
CVS Health Corp. 6,864 387,679
Elevance Health, Inc. 1,287 509,266
McKesson Corp. 546 324,733
UnitedHealth Group, Inc. 2,028 1,100,170
2,880,103
Health Care REITs -
0.5%
Alexandria Real Estate Equities, Inc.,
REIT 897 87,323
Healthpeak Properties, Inc., REIT 4,212 87,020
Ventas, Inc., REIT 1,443 87,186
Welltower, Inc., REIT 3,276 447,108
708,637
Hotel & Resort REITs -
0.0%(a)
Host Hotels & Resorts, Inc., REIT 1,599 26,719
Hotels, Restaurants & Leisure -
2.5%
Booking Holdings, Inc. 153 724,847
Carnival Corp.* 4,719 130,575
Chipotle Mexican Grill, Inc.* 6,084 355,001
Domino's Pizza, Inc. 117 52,547
Expedia Group, Inc.* 546 93,339
Flutter Entertainment plc* 1,170 312,355
Hilton Worldwide Holdings, Inc. 1,365 349,535
Las Vegas Sands Corp.(b) 1,248 57,196
Marriott International, Inc., Class A 1,365 396,655
McDonald's Corp. 1,599 461,631
Royal Caribbean Cruises Ltd. 546 145,564
Starbucks Corp. 2,535 272,969

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Yum! Brands, Inc. 1,248 $ 162,864
3,515,078
Household Products -
2.4%
Clorox Co. (The) 858 136,148
Colgate-Palmolive Co. 4,524 392,231
Kimberly-Clark Corp. 2,262 293,992
Procter & Gamble Co. (The) 15,678 2,602,391
3,424,762
Insurance -
2.3%
Aflac, Inc. 2,847 305,711
Allstate Corp. (The) 585 112,513
American International Group, Inc. 1,443 106,291
Aon plc, Class A 1,443 535,093
Arthur J Gallagher & Co. 507 153,023
Chubb Ltd. 1,248 339,306
Hartford Financial Services Group,
Inc. (The) 1,014 113,112
Marsh & McLennan Cos., Inc. 1,638 355,249
MetLife, Inc. 3,198 276,659
Principal Financial Group, Inc. 1,560 128,622
Progressive Corp. (The) 1,287 317,168
RenaissanceRe Holdings Ltd. 120 27,910
Travelers Cos., Inc. (The) 1,248 305,985
Willis Towers Watson plc 663 218,502
3,295,144
Interactive Media & Services -
5.4%
Meta Platforms, Inc., Class A 10,881 7,498,968
Snap, Inc., Class A* 4,680 52,837
7,551,805
IT Services -
2.6%
Accenture plc, Class A 4,485 1,726,501
Akamai Technologies, Inc.* 468 46,753
Cognizant Technology Solutions
Corp., Class A 1,716 141,759
Gartner, Inc.* 351 190,533
International Business Machines
Corp. 6,162 1,575,623
Okta, Inc.* 390 36,746
3,717,915
Life Sciences Tools & Services -
0.5%
IQVIA Holdings, Inc.* 741 149,208
Thermo Fisher Scientific, Inc. 858 512,869
662,077
Machinery -
2.0%
Caterpillar, Inc. 1,599 593,933
Cummins, Inc. 741 263,981
Deere & Co. 1,521 724,848
Dover Corp. 468 95,322
Fortive Corp. 1,872 152,250
Investments Shares Value
Machinery
(continued)
IDEX Corp. 234 $ 52,489
Illinois Tool Works, Inc. 975 252,681
Lincoln Electric Holdings, Inc. 156 31,010
Nordson Corp.(b) 234 51,531
Otis Worldwide Corp. 2,184 208,397
Pentair plc 936 97,044
Stanley Black & Decker, Inc. 1,053 92,738
Westinghouse Air Brake
Technologies Corp. 585 121,633
Xylem, Inc. 1,053 130,614
2,868,471
Media -
0.1%
Interpublic Group of Cos., Inc. (The) 1,872 53,670
Omnicom Group, Inc. 1,248 108,314
161,984
Metals & Mining -
0.2%
Freeport-McMoRan, Inc. 3,354 120,241
Newmont Corp. 4,875 208,260
328,501
Multi-Utilities -
0.5%
CMS Energy Corp. 897 59,202
Consolidated Edison, Inc. 702 65,806
Dominion Energy, Inc. 1,755 97,560
NiSource, Inc. 1,716 64,007
Public Service Enterprise Group, Inc. 2,145 179,193
Sempra 2,156 178,797
644,565
Oil, Gas & Consumable Fuels -
3.6%
Chevron Corp. 11,193 1,669,884
Coterra Energy, Inc. 2,535 70,270
EQT Corp. 3,978 203,355
Exxon Mobil Corp. 29,250 3,124,778
5,068,287
Personal Care Products -
0.2%
Estee Lauder Cos., Inc. (The), Class
A 1,209 100,867
Kenvue , Inc. 6,591 140,322
241,189
Pharmaceuticals -
5.9%
Bristol-Myers Squibb Co. 6,825 402,334
Eli Lilly & Co. 3,783 3,068,316
Johnson & Johnson 16,029 2,438,812
Merck & Co., Inc. 14,040 1,387,433
Pfizer, Inc. 18,720 496,454
Royalty Pharma plc, Class A 2,496 78,824
Zoetis, Inc. 2,028 346,585
8,218,758
Professional Services -
0.7%
Automatic Data Processing, Inc. 2,262 685,409
Broadridge Financial Solutions, Inc. 507 120,777

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Verisk Analytics, Inc. 624 $ 179,363
985,549
Real Estate Management & Development -
0.2%
CBRE Group, Inc., Class A* 2,028 293,533
Residential REITs -
0.1%
Essex Property Trust, Inc., REIT 273 77,688
Mid-America Apartment
Communities, Inc., REIT 273 41,654
Sun Communities, Inc., REIT 507 64,136
183,478
Semiconductors & Semiconductor Equipment -
5.9%
Advanced Micro Devices, Inc.* 7,137 827,535
Applied Materials, Inc. 2,730 492,355
Broadcom, Inc. 15,522 3,434,553
Intel Corp. 23,283 452,389
KLA Corp. 312 230,331
Lam Research Corp. 4,212 341,382
Micron Technology, Inc. 7,332 668,972
NXP Semiconductors NV 1,404 292,804
ON Semiconductor Corp.* 1,326 69,403
QUALCOMM, Inc. 4,914 849,778
Texas Instruments, Inc. 3,003 554,384
8,213,886
Software -
8.7%
Adobe, Inc.* 1,950 853,027
ANSYS, Inc.* 195 68,348
Atlassian Corp., Class A* 351 107,680
Autodesk, Inc.* 1,443 449,264
Cadence Design Systems, Inc.* 585 174,108
Crowdstrike Holdings, Inc., Class A* 1,014 403,643
Gen Digital, Inc. 3,276 88,157
Guidewire Software, Inc.* 351 74,156
HubSpot, Inc.*(b) 273 212,812
Intuit, Inc. 1,248 750,684
Microsoft Corp. 15,249 6,329,250
Oracle Corp. 3,627 616,808
Palo Alto Networks, Inc.* 3,627 668,891
PTC, Inc.* 234 45,274
Salesforce, Inc. 2,106 719,620
ServiceNow, Inc.* 468 476,602
Synopsys, Inc.* 351 184,443
12,222,767
Specialized REITs -
0.8%
American Tower Corp., REIT 2,574 476,061
Iron Mountain, Inc., REIT 1,326 134,682
Public Storage, REIT 351 104,767
VICI Properties, Inc., Class A, REIT 6,825 203,180
Weyerhaeuser Co., REIT 4,602 140,913
1,059,603
Investments Shares Value
Specialty Retail -
2.8%
AutoZone, Inc.* 39 $ 130,658
Best Buy Co., Inc. 1,320 113,335
Burlington Stores, Inc.* 234 66,440
Dick's Sporting Goods, Inc. 120 28,806
Home Depot, Inc. (The) 3,315 1,365,714
Lowe's Cos., Inc. 2,535 659,201
Ross Stores, Inc. 1,833 275,977
TJX Cos., Inc. (The) 7,527 939,294
Tractor Supply Co. 3,000 163,080
Williams-Sonoma, Inc. 819 173,112
3,915,617
Technology Hardware, Storage & Peripherals -
5.2%
Apple, Inc. 27,651 6,525,636
Hewlett Packard Enterprise Co. 7,293 154,539
HP, Inc. 6,396 207,870
NetApp, Inc. 858 104,762
Pure Storage, Inc., Class A* 702 47,588
Super Micro Computer, Inc.*(b) 3,237 92,319
Western Digital Corp.* 2,262 147,324
7,280,038
Textiles, Apparel & Luxury Goods -
0.5%
Deckers Outdoor Corp.* 858 152,175
Lululemon Athletica, Inc.*(b) 780 323,076
NIKE, Inc., Class B 3,900 299,910
775,161
Trading Companies & Distributors -
0.1%
WW Grainger, Inc. 195 207,221
Water Utilities -
0.1%
American Water Works Co., Inc. 1,248 155,551
Total Common Stocks
(Cost $105,748,933) 138,853,441
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.1%(c)
REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$94,687, collateralized by various
U.S. Treasury Securities, ranging
from 0.00% - 4.88%, maturing
2/15/2025 - 11/15/2054; total
market value $95,973
(Cost $94,653) $94,653 94,653
Total Investments - 99.1%
(Cost $105,843,586) 138,948,094
Other assets less liabilities - 0.9% 1,289,838
NET ASSETS - 100.0% $140,237,932

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $4,157,829, collateralized
in the form of cash with a value of $94,653 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $4,174,081 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 4, 2025 – November 15, 2054; a total
value of $4,268,734.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $94,653.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares ® STOXX® US ESG Select Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
S&P 500 E-Mini Index 1 03/21/2025 USD $ 303,363 $ (3,062)
S&P 500 Micro E-Mini Index 36 03/21/2025 USD 1,092,105 (5,114)
$ (8,176)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.0%
Securities Lending Reinvestments 0.1
Others
(1)
0.9
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.1%
Air Freight & Logistics -
0.2%
Deutsche Post AG 1,826 $ 66,077
DSV A/S(a) 566 113,228
International Distribution Services plc 1,035 4,692
183,997
Automobile Components -
0.4%
Aisin Corp. 1,200 13,658
Bridgestone Corp. 2,700 97,451
Cie Generale des Etablissements
Michelin SCA 2,684 93,749
Continental AG 221 15,802
Denso Corp.(a) 4,600 64,091
NHK Spring Co. Ltd. 1,300 16,698
Niterra Co. Ltd. 1,300 43,160
344,609
Automobiles -
1.3%
Bayerische Motoren Werke AG 880 71,903
Ferrari NV 205 88,781
General Motors Co. 3,784 187,157
Honda Motor Co. Ltd. 13,700 130,807
Isuzu Motors Ltd. 1,200 16,216
Mazda Motor Corp. 1,100 7,569
Mercedes-Benz Group AG 2,002 122,623
Mitsubishi Motors Corp.(a) 1,900 5,662
Nissan Motor Co. Ltd.(a) 4,700 12,984
Renault SA 538 27,768
Stellantis NV 3,777 50,894
Subaru Corp. 1,100 19,322
Toyota Motor Corp. 23,100 443,577
Volkswagen AG (Preference) 638 65,421
Yamaha Motor Co. Ltd. 4,500 37,895
1,288,579
Banks -
10.9%
ABN AMRO Bank NV, CVA(b) 1,515 25,537
AIB Group plc 5,442 32,218
ANZ Group Holdings Ltd. 10,912 208,411
Banca Monte dei Paschi di Siena
SpA (a) 3,175 20,510
Banca Popolare di Sondrio SpA 1,100 10,217
Banco Bilbao Vizcaya Argentaria SA 16,346 187,767
Banco BPM SpA 4,400 38,971
Banco Comercial Portugues SA,
Class R 29,075 15,276
Banco Santander SA 43,582 224,897
Bank of America Corp. 11,330 524,579
Bank of Ireland Group plc 2,444 24,461
Bank of Montreal 1,650 163,923
Bank Polska Kasa Opieki SA 540 21,355
Bankinter SA(a) 1,964 16,807
Banque Cantonale Vaudoise
( Registered )(a) 87 8,814
Investments Shares Value
Banks
(continued)
Barclays plc 33,528 $ 123,731
BAWAG Group AG(b) 161 14,653
BNP Paribas SA 3,850 263,029
CaixaBank SA 9,267 56,414
Canadian Imperial Bank of
Commerce 1,627 102,850
Citigroup, Inc. 6,402 521,315
Commerzbank AG 1,008 19,574
Commonwealth Bank of Australia 5,940 594,887
Credit Agricole SA 349 5,277
Danske Bank A/S 1,762 52,800
DBS Group Holdings Ltd. 3,480 114,545
DNB Bank ASA 3,124 66,546
Erste Group Bank AG 479 29,598
FinecoBank Banca Fineco SpA 1,993 38,101
Hang Seng Bank Ltd.(a) 2,200 27,515
HSBC Holdings plc 53,614 563,389
Intesa Sanpaolo SpA 17,644 76,907
Japan Post Bank Co. Ltd. 4,400 45,762
JPMorgan Chase & Co. 14,036 3,751,823
KBC Group NV 440 34,003
Lloyds Banking Group plc 188,320 145,874
Mediobanca Banca di Credito
Finanziario SpA 1,254 20,636
Mitsubishi UFJ Financial Group, Inc.
(a) 33,100 422,915
National Australia Bank Ltd. 7,524 188,381
National Bank of Canada 391 34,825
NatWest Group plc 18,077 97,281
Nordea Bank Abp 10,164 121,297
NU Holdings Ltd., Class A* 5,881 77,864
Oversea-Chinese Banking Corp. Ltd. 10,600 136,088
Resona Holdings, Inc. 6,600 49,399
Ringkjoebing Landbobank A/S 103 16,860
Royal Bank of Canada 1,496 183,022
Santander Bank Polska SA 46 5,752
Skandinaviska Enskilda Banken AB,
Class A(a) 4,004 56,841
Societe Generale SA 3,058 99,342
Standard Chartered plc 4,884 66,269
Svenska Handelsbanken AB, Class A 5,786 64,246
Swedbank AB, Class A 3,322 72,542
Toronto-Dominion Bank (The) 2,970 170,028
UniCredit SpA 1,848 85,335
US Bancorp 4,048 193,413
Westpac Banking Corp. 10,472 220,321
10,554,993
Beverages -
1.3%
Anheuser-Busch InBev SA/NV 2,354 116,702
Asahi Group Holdings Ltd. 4,400 47,850
Carlsberg A/S, Class B 174 18,292
Coca-Cola Co. (The) 9,856 625,659
Coca-Cola Europacific Partners plc 748 58,755

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Coca-Cola HBC AG 391 $ 13,652
Davide Campari-Milano NV(a) 222 1,290
Diageo plc 6,732 202,346
Heineken Holding NV 29 1,756
Heineken NV 880 61,383
Kirin Holdings Co. Ltd. 2,900 36,791
Pernod Ricard SA 748 85,690
Treasury Wine Estates Ltd. 2,394 16,127
1,286,293
Biotechnology -
0.6%
CSL Ltd. 880 153,928
Genmab A/S* 43 8,533
Gilead Sciences, Inc. 2,134 207,425
Moderna, Inc.* 527 20,774
Swedish Orphan Biovitrum AB* 609 18,492
Vertex Pharmaceuticals, Inc.* 425 196,214
605,366
Broadline Retail -
5.6%
Allegro.eu SA*(b) 1,012 7,489
Amazon.com, Inc.* 20,697 4,919,263
B&M European Value Retail SA 2,100 8,457
Dollarama, Inc. 273 25,925
eBay, Inc.(a) 902 60,867
Isetan Mitsukoshi Holdings Ltd. 1,500 26,125
J Front Retailing Co. Ltd.(a) 1,300 18,339
Next plc 322 39,818
Prosus NV 2,574 98,951
Rakuten Group, Inc.* 5,200 32,997
Ryohin Keikaku Co. Ltd. 500 13,310
Wesfarmers Ltd. 4,158 198,666
5,450,207
Building Products -
0.6%
AGC, Inc. 400 11,606
Assa Abloy AB, Class B 2,926 90,113
Belimo Holding AG (Registered) 21 15,472
Cie de Saint-Gobain SA 1,826 171,941
Geberit AG (Registered) 88 49,502
Lennox International, Inc.(a) 92 54,503
Lixil Corp. 1,300 14,687
Munters Group AB(b) 975 15,666
Nibe Industrier AB, Class B(a) 4,954 19,974
ROCKWOOL A/S, Class B 20 7,127
Trane Technologies plc 392 142,198
592,789
Capital Markets -
2.6%
abrdn plc 3,700 7,115
Allfunds Group plc 824 4,256
ASX Ltd. 716 28,350
Blackrock, Inc. 485 521,618
Daiwa Securities Group, Inc.(a) 5,000 36,519
EQT AB(a) 2,904 95,738
Investments Shares Value
Capital Markets
(continued)
Euronext NV(b) 166 $ 19,345
Goldman Sachs Group, Inc. (The) 785 502,714
Hong Kong Exchanges & Clearing
Ltd. 2,900 112,403
IG Group Holdings plc 853 10,800
Intercontinental Exchange, Inc. 2,439 389,825
Intermediate Capital Group plc 186 5,477
Investec plc 714 4,609
Julius Baer Group Ltd. 420 29,741
London Stock Exchange Group plc 1,296 193,805
Macquarie Group Ltd. 1,299 195,108
Man Group plc 2,576 6,875
Partners Group Holding AG 66 101,248
S&P Global, Inc. 506 263,833
Schroders plc 252 1,108
Swissquote Group Holding SA
(Registered) 25 10,969
2,541,456
Chemicals -
0.5%
Air Liquide SA 638 111,821
Akzo Nobel NV 435 24,898
Arkema SA 62 4,963
BASF SE 2,090 101,268
Covestro AG* 493 30,391
Croda International plc 272 11,302
DSM-Firmenich AG 462 47,460
FUCHS SE (Preference) 421 19,230
Hexpol AB 792 7,441
Incitec Pivot Ltd. 3,726 6,972
Mitsubishi Chemical Group Corp. 1,400 7,183
Novonesis (Novozymes) B(a) 1,056 60,787
Orica Ltd. 1,198 13,167
Syensqo SA 275 21,869
Yara International ASA 8 240
468,992
Commercial Services & Supplies -
0.4%
Brambles Ltd. 5,544 68,470
Cintas Corp. 899 180,312
Downer EDI Ltd. 2,477 8,853
Elis SA 446 9,152
ISS A/S(a) 598 11,330
Rentokil Initial plc 5,460 27,056
Securitas AB, Class B 1,131 14,465
SPIE SA 466 15,599
TOPPAN Holdings, Inc. 600 16,925
352,162
Communications Equipment -
0.4%
Cisco Systems, Inc. 6,754 409,292
Construction & Engineering -
0.5%
Ackermans & van Haaren NV 75 14,626
ACS Actividades de Construccion y
Servicios SA 653 33,453
Balfour Beatty plc 1,015 5,867

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Bouygues SA 562 $ 17,895
Eiffage SA 255 22,882
Ferrovial SE 1,496 64,384
HOCHTIEF AG 46 6,685
Obayashi Corp. 2,600 35,100
Shimizu Corp. 1,100 9,586
Skanska AB, Class B 916 19,713
Sweco AB, Class B 632 9,926
Vinci SA 2,134 231,823
Worley Ltd. 1,517 13,683
485,623
Construction Materials -
0.3%
Buzzi SpA 244 10,050
CRH plc 1,144 113,290
Heidelberg Materials AG 138 19,575
Holcim AG 1,518 153,697
Wienerberger AG 285 8,373
304,985
Consumer Finance -
0.0%(c)
Cembra Money Bank AG(a) 46 4,554
Marui Group Co. Ltd.(a) 900 15,071
19,625
Consumer Staples Distribution & Retail -
3.4%
Aeon Co. Ltd. 3,800 92,393
Axfood AB 221 4,756
Carrefour SA 2,040 29,032
Coles Group Ltd. 1,512 18,391
Costco Wholesale Corp. 739 724,131
Dollar Tree, Inc.*(a) 297 21,785
J Sainsbury plc 3,108 9,825
Jeronimo Martins SGPS SA 703 13,922
Kesko OYJ, Class B(a) 472 9,077
Koninklijke Ahold Delhaize NV 2,728 96,874
Kroger Co. (The) 1,782 109,843
Loblaw Cos. Ltd. 112 14,073
Marks & Spencer Group plc 6,786 28,314
Seven & i Holdings Co. Ltd. 5,000 79,738
Target Corp. 1,100 151,701
Tesco plc 6,392 29,562
Walmart, Inc. 18,172 1,783,764
Woolworths Group Ltd. 4,686 89,031
3,306,212
Containers & Packaging -
0.1%
Ball Corp. 506 28,184
Huhtamaki OYJ 230 8,531
Orora Ltd.(a) 5,198 7,684
Smurfit WestRock plc 1,320 70,079
114,478
Distributors -
0.0%(c)
D'ieteren Group 55 9,285
Investments Shares Value
Distributors
(continued)
Inchcape plc 1,147 $ 9,620
18,905
Diversified Consumer Services -
0.0%(c)
Pearson plc 2,268 37,833
Diversified REITs -
0.1%
British Land Co. plc (The), REIT 2,348 11,005
Covivio SA, REIT 49 2,613
Land Securities Group plc, REIT 318 2,312
Mirvac Group, REIT 8,997 11,083
Stockland, REIT 7,337 23,660
50,673
Diversified Telecommunication Services -
0.9%
BT Group plc(a) 12,374 21,818
Cellnex Telecom SA(b) 1,273 42,863
Chorus Ltd.(a) 1,106 5,415
Deutsche Telekom AG (Registered) 9,944 334,411
Elisa OYJ 384 16,582
Infrastrutture Wireless Italiane SpA (b) 803 8,373
Koninklijke KPN NV 9,108 33,053
Nippon Telegraph & Telephone Corp. 161,200 158,962
Singapore Telecommunications Ltd. 27,200 66,831
Spark New Zealand Ltd. 11,946 19,653
Swisscom AG (Registered) 58 32,799
Telenor ASA 1,605 19,650
Telia Co. AB(a) 4,722 13,932
Telstra Group Ltd. 43,736 107,757
882,099
Electric Utilities -
0.6%
Acciona SA 125 14,151
BKW AG 42 7,197
Contact Energy Ltd. 806 4,238
Edison International 664 35,856
EDP SA 5,248 16,563
Elia Group SA/NV(a) 17 1,153
Endesa SA 782 17,372
Enel SpA 7,827 55,890
Fortis, Inc. 1,254 53,598
Fortum OYJ(a) 938 13,651
Iberdrola SA* 292 4,140
Iberdrola SA 16,280 230,842
Origin Energy Ltd. 6,065 39,533
Redeia Corp. SA 1,241 20,951
SSE plc 2,567 52,039
Terna - Rete Elettrica Nazionale 1,312 10,862
Verbund AG 169 13,018
591,054
Electrical Equipment -
0.9%
ABB Ltd. (Registered) 2,706 148,852
Legrand SA 968 99,501
Nexans SA 103 10,081
Nidec Corp. 6,600 114,632
nVent Electric plc 506 32,936

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Prysmian SpA 1,012 $ 70,843
Schneider Electric SE 1,022 260,665
Siemens Energy AG* 1,320 79,368
Vestas Wind Systems A/S*(a) 1,893 26,092
842,970
Electronic Equipment, Instruments & Components -
0.4%
Comet Holding AG (Registered)(a) 3 910
Halma plc 531 20,077
Hexagon AB, Class B 5,367 62,894
Ibiden Co. Ltd. 300 8,904
Kyocera Corp. 1,400 14,606
Lagercrantz Group AB, Class B 900 19,205
Murata Manufacturing Co. Ltd. 6,600 105,255
Shimadzu Corp. 800 23,352
TE Connectivity plc 528 78,128
Venture Corp. Ltd. 1,900 17,720
351,051
Energy Equipment & Services -
0.2%
Schlumberger NV(a) 4,510 181,663
Technip Energies NV 138 3,942
Vallourec SACA* 1,000 19,117
204,722
Entertainment -
0.8%
Bollore SE(a) 1,826 10,839
Electronic Arts, Inc. 638 78,417
Square Enix Holdings Co. Ltd. 200 8,130
Walt Disney Co. (The) 5,984 676,551
773,937
Financial Services -
2.0%
AMP Ltd. 18,421 20,510
Apollo Global Management, Inc.(a) 1,450 247,921
Banca Mediolanum SpA 1,125 15,227
Berkshire Hathaway, Inc., Class B* 3,321 1,556,453
Edenred SE(a) 768 26,538
EXOR NV 200 19,076
Industrivarden AB, Class C(a) 460 16,334
Kinnevik AB, Class B* 27 214
M&G plc 7,398 19,166
Nexi SpA*(a)(b) 1,394 7,130
ORIX Corp. 2,100 44,712
Wendel SE 43 4,262
1,977,543
Food Products -
0.4%
AAK AB 553 16,151
Ajinomoto Co., Inc. 1,900 76,626
Associated British Foods plc 603 14,251
Bakkafrost P/F 46 2,631
Danone SA 710 49,806
General Mills, Inc.(a) 1,276 76,738
Hershey Co. (The)(a) 220 32,835
Investments Shares Value
Food Products
(continued)
JDE Peet's NV 92 $ 1,613
Kellanova 528 43,153
Kerry Group plc, Class A 391 40,301
MEIJI Holdings Co. Ltd. 800 16,134
Mowi ASA 1,158 23,284
Nichirei Corp. 500 12,751
Orkla ASA 1,914 17,829
Salmar ASA 147 7,796
Viscofan SA(a) 48 3,049
434,948
Gas Utilities -
0.1%
APA Group 1,446 6,151
Enagas SA 322 4,091
Naturgy Energy Group SA 46 1,133
Rubis SCA 276 7,253
Snam SpA(a) 6,992 32,461
Tokyo Gas Co. Ltd. 700 19,854
70,943
Ground Transportation -
0.8%
Canadian National Railway Co. 1,298 136,069
Canadian Pacific Kansas City Ltd. 1,606 128,081
ComfortDelGro Corp. Ltd. 4,500 4,682
Hankyu Hanshin Holdings, Inc. 200 5,107
MTR Corp. Ltd.(a) 2,000 6,250
Uber Technologies, Inc.* 3,388 226,488
Union Pacific Corp. 990 245,312
XPO, Inc.*(a) 212 28,338
780,327
Health Care Equipment & Supplies -
2.4%
Abbott Laboratories 4,400 562,892
Alcon AG 1,694 156,183
Ansell Ltd.(a) 322 7,104
Baxter International, Inc.(a) 694 22,597
BioMerieux(a) 51 6,208
Carl Zeiss Meditec AG 46 2,824
Cochlear Ltd. 230 45,855
ConvaTec Group plc(b) 2,022 6,206
Demant A/S* 279 11,272
Edwards Lifesciences Corp.* 880 63,756
Elekta AB, Class B 920 5,469
EssilorLuxottica SA 567 156,610
Fisher & Paykel Healthcare Corp.
Ltd.(a) 1,716 36,477
GE HealthCare Technologies, Inc. 2,046 180,662
Getinge AB, Class B 358 7,060
Hologic, Inc.* 779 56,197
Hoya Corp. 1,300 176,090
Koninklijke Philips NV* 2,794 77,492
Medtronic plc 2,046 185,818
Olympus Corp. 2,400 36,686
Siemens Healthineers AG(b) 558 31,881
Sonova Holding AG (Registered) 115 40,425
Straumann Holding AG (Registered) 345 49,524

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Stryker Corp. 912 $ 356,856
2,282,144
Health Care Providers & Services -
0.7%
Cardinal Health, Inc. 968 119,703
Cigna Group (The) 441 129,747
EBOS Group Ltd. 875 19,787
Elevance Health, Inc. 762 301,524
Fresenius Medical Care AG 551 27,517
Fresenius SE & Co. KGaA* 1,185 45,542
Galenica AG(b) 184 16,484
Ramsay Health Care Ltd.(a) 448 9,428
Sonic Healthcare Ltd. 36 641
670,373
Health Care REITs -
0.4%
Aedifica SA, REIT 275 16,652
Alexandria Real Estate Equities, Inc.,
REIT 371 36,117
Healthpeak Properties, Inc., REIT 2,134 44,088
Ventas, Inc., REIT 814 49,182
Welltower, Inc., REIT 1,518 207,177
353,216
Hotel & Resort REITs -
0.0%(c)
Host Hotels & Resorts, Inc., REIT 391 6,534
Hotels, Restaurants & Leisure -
1.7%
Accor SA 710 36,727
Amadeus IT Group SA 1,562 115,288
Aristocrat Leisure Ltd. 2,199 103,654
Booking Holdings, Inc. 59 279,516
Carnival Corp.* 2,046 56,613
Chipotle Mexican Grill, Inc., Class A* 2,376 138,640
Compass Group plc 5,170 179,293
Domino's Pizza, Inc. 26 11,677
Entain plc 266 2,336
Expedia Group, Inc.* 242 41,370
Greggs plc 233 6,230
Hilton Worldwide Holdings, Inc. 616 157,739
InterContinental Hotels Group plc 484 65,071
Just Eat Takeaway.com NV*(b) 364 4,441
La Francaise des Jeux SACA(b) 276 10,524
Lottery Corp. Ltd. (The)(a) 6,841 21,549
Marriott International, Inc., Class A 638 185,396
Oriental Land Co. Ltd. 4,400 99,480
Sodexo SA 437 32,345
TUI AG* 714 6,088
Whitbread plc 415 14,505
Yum! Brands, Inc. 506 66,033
1,634,515
Household Durables -
1.0%
Berkeley Group Holdings plc 247 11,914
GN Store Nord A/S*(a) 208 4,294
Investments Shares Value
Household Durables
(continued)
Nikon Corp.(a) 500 $ 5,394
Panasonic Holdings Corp. 6,600 68,067
Persimmon plc 172 2,706
SEB SA 62 5,920
Sekisui House Ltd.(a) 3,400 78,671
Sony Group Corp. 35,800 795,299
Sumitomo Forestry Co. Ltd. 300 10,384
Taylor Wimpey plc 9,948 14,864
Vistry Group plc* 920 6,842
1,004,355
Household Products -
1.4%
Clorox Co. (The) 282 44,748
Essity AB, Class B 1,892 48,056
Henkel AG & Co. KGaA (Preference) 528 46,227
Kimberly-Clark Corp. 792 102,936
Procter & Gamble Co. (The) 5,852 971,373
Reckitt Benckiser Group plc 1,804 119,475
1,332,815
Independent Power and Renewable Electricity Producers
-
0.0%(c)
Drax Group plc 897 6,938
EDP Renovaveis SA 217 2,038
Meridian Energy Ltd. 2,588 8,633
Orsted A/S*(a)(b) 183 7,090
24,699
Industrial Conglomerates -
0.6%
CK Hutchison Holdings Ltd. 5,500 27,671
Hitachi Ltd. 13,200 336,372
Investment AB Latour, Class B(a) 322 8,470
Keppel Ltd. 1,600 8,004
Lifco AB, Class B(a) 323 10,660
Sekisui Chemical Co. Ltd. 2,300 38,306
Siemens AG (Registered) 836 180,287
609,770
Industrial REITs -
0.2%
CapitaLand Ascendas REIT, REIT 11,300 21,595
Goodman Group, REIT 4,119 93,648
Segro plc, REIT 4,466 39,810
Tritax Big Box REIT plc, REIT 5,198 9,436
164,489
Insurance -
2.1%
Aegon Ltd. 1,341 8,791
Ageas SA/NV 726 37,600
Aon plc, Class A 352 130,529
ASR Nederland NV 206 10,204
Aviva plc 6,386 40,786
AXA SA 6,666 253,971
Beazley plc 1,772 18,451
Direct Line Insurance Group plc 2,445 8,136
Generali(a) 3,322 105,777
Gjensidige Forsikring ASA 294 6,039
Hannover Rueck SE 138 36,481

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Hiscox Ltd. 768 $ 10,430
Insurance Australia Group Ltd. 6,084 34,913
Legal & General Group plc 945 2,845
Manulife Financial Corp. 4,510 135,339
Medibank Pvt Ltd. 8,465 21,120
MetLife, Inc. 1,032 89,278
MS&AD Insurance Group Holdings,
Inc.(a) 2,900 60,847
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 365 198,217
nib holdings Ltd. 1 4
NN Group NV 637 29,382
Phoenix Group Holdings plc 2,054 13,335
Poste Italiane SpA(b) 952 14,538
Power Corp. of Canada 1,127 34,279
Principal Financial Group, Inc. 442 36,443
Prudential plc 4,441 37,424
QBE Insurance Group Ltd. 2,920 38,139
Steadfast Group Ltd. 4,081 14,866
Sun Life Financial, Inc. 1,188 68,749
Swiss Life Holding AG (Registered) 66 54,294
Swiss Re AG 836 128,339
Tryg A/S 742 15,082
Unipol Assicurazioni SpA 1,140 15,548
Willis Towers Watson plc 276 90,960
Zurich Insurance Group AG 319 194,551
1,995,687
Interactive Media & Services -
5.3%
Auto Trader Group plc(b) 3,224 31,663
CAR Group Ltd. 1,457 36,870
LY Corp. 5,400 15,864
Meta Platforms, Inc., Class A 7,266 5,007,582
REA Group Ltd.(a) 157 24,456
Scout24 SE(b) 49 4,775
SEEK Ltd.(a) 1,750 25,062
Snap, Inc., Class A* 3,399 38,375
5,184,647
IT Services -
3.0%
Accenture plc, Class A 3,376 1,299,591
Akamai Technologies, Inc.*(a) 118 11,788
Alten SA 17 1,577
Bechtle AG 126 4,257
Capgemini SE 635 116,147
CGI, Inc. 595 70,389
Cognizant Technology Solutions
Corp., Class A 902 74,514
Computacenter plc 220 6,380
Fujitsu Ltd. 7,400 144,225
Gartner, Inc.* 207 112,366
International Business Machines
Corp. 3,102 793,181
NEC Corp. 1,200 120,310
Investments Shares Value
IT Services
(continued)
Nomura Research Institute Ltd. 800 $ 27,345
NTT Data Group Corp. 2,200 43,034
Okta, Inc., Class A* 312 29,397
Otsuka Corp. 500 11,311
Reply SpA 47 7,798
Softcat plc 377 7,514
Sopra Steria Group 42 7,842
TIS, Inc. 400 8,886
2,897,852
Leisure Products -
0.0%(c)
Sega Sammy Holdings, Inc. 700 13,629
Thule Group AB(b) 324 10,313
23,942
Life Sciences Tools & Services -
0.2%
Eurofins Scientific SE 405 21,834
Gerresheimer AG 49 3,459
IQVIA Holdings, Inc.* 396 79,738
Lonza Group AG (Registered) 110 70,503
QIAGEN NV*(a) 333 14,870
Sartorius AG (Preference) 53 15,427
Sartorius Stedim Biotech 61 14,166
Siegfried Holding AG (Registered) 13 14,717
Tecan Group AG (Registered) 21 5,458
240,172
Machinery -
1.0%
Aalberts NV 100 3,566
Alfa Laval AB 791 35,454
Alstom SA* 411 8,167
ANDRITZ AG 99 5,640
Atlas Copco AB, Class A 6,028 101,490
Daimler Truck Holding AG 587 26,026
Ebara Corp.(a) 1,500 24,987
Epiroc AB, Class A(a) 1,923 36,880
FANUC Corp. 1,700 51,148
GEA Group AG 350 18,574
Georg Fischer AG (Registered) 156 12,404
Husqvarna AB, Class B(a) 711 3,824
Indutrade AB 545 15,099
Interpump Group SpA 435 20,675
KION Group AG 108 4,052
Knorr-Bremse AG 92 7,316
Kone OYJ, Class B 1,452 75,471
Konecranes OYJ 216 13,091
Kurita Water Industries Ltd. 500 17,543
Metso OYJ(a) 1,078 10,758
MINEBEA MITSUMI, Inc. 1,500 24,324
Otis Worldwide Corp. 726 69,275
Pentair plc 330 34,214
Rotork plc 2,384 10,350
Sandvik AB 2,706 56,276
Schindler Holding AG 83 24,131
SFS Group AG 23 2,908
SKF AB, Class B 516 10,489
Spirax Group plc 18 1,810

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Stanley Black & Decker, Inc.(a) 462 $ 40,688
Techtronic Industries Co. Ltd. 1,500 20,137
TOMRA Systems ASA 140 2,077
Trelleborg AB, Class B 566 21,444
Valmet OYJ(a) 225 6,163
VAT Group AG(b) 56 21,794
Volvo AB, Class B 4,599 127,540
Wartsila OYJ Abp 1,612 30,591
Weir Group plc (The) 727 21,915
1,018,291
Marine Transportation -
0.0%(c)
AP Moller - Maersk A/S, Class B(a) 19 28,176
Media -
0.3%
Dentsu Group, Inc.(a) 400 9,312
Informa plc 3,524 37,938
Interpublic Group of Cos., Inc. (The) 461 13,217
ITV plc 10,219 9,415
Omnicom Group, Inc. 894 77,590
Publicis Groupe SA 880 94,179
WPP plc(a) 1,426 13,704
255,355
Metals & Mining -
1.0%
Anglo American plc 3,278 96,960
Antofagasta plc 724 15,518
Aurubis AG 60 4,731
BHP Group Ltd. 15,224 379,364
BlueScope Steel Ltd. 613 8,140
Boliden AB 508 15,314
Fortescue Ltd. 6,556 78,228
IGO Ltd. 1,622 4,988
Mineral Resources Ltd.(a) 955 20,837
Norsk Hydro ASA 3,364 19,926
Northern Star Resources Ltd.(a) 3,791 40,908
Pilbara Minerals Ltd.* 1,769 2,538
Rio Tinto Ltd.(a) 946 69,274
Rio Tinto plc 2,222 135,038
South32 Ltd. 11,137 23,341
SSAB AB, Class B 1,242 5,898
Teck Resources Ltd., Class B 963 39,478
voestalpine AG 283 5,955
966,436
Multi-Utilities -
0.4%
A2A SpA 3,990 9,478
AGL Energy Ltd. 1,853 13,315
Engie SA 5,896 97,546
Hera SpA 2,055 7,554
National Grid plc 11,333 137,974
Public Service Enterprise Group, Inc. 902 75,353
Veolia Environnement SA 754 21,594
362,814
Investments Shares Value
Office REITs -
0.0%(c)
Derwent London plc, REIT 675 $ 16,447
Dexus, REIT 2,336 10,578
Gecina SA, REIT 19 1,862
28,887
Oil, Gas & Consumable Fuels -
5.0%
Aker BP ASA 10 209
Ampol Ltd. 733 13,305
BP plc 34,232 179,710
Chevron Corp. 8,338 1,243,946
Coterra Energy, Inc. 1,375 38,115
Enbridge, Inc. 3,718 161,351
Eni SpA 7,414 105,589
EQT Corp. 2,640 134,957
Equinor ASA 2,838 68,701
Exxon Mobil Corp. 18,238 1,948,366
Galp Energia SGPS SA 443 7,465
Gaztransport Et Technigaz SA 110 16,912
ORLEN SA 889 11,794
Pembina Pipeline Corp. 986 35,716
Santos Ltd. 2,282 10,035
Shell plc 18,282 611,107
Suncor Energy, Inc. 1,877 70,673
TC Energy Corp. 1,276 57,701
TotalEnergies SE 2,750 161,206
4,876,858
Paper & Forest Products -
0.1%
Holmen AB, Class B(a) 169 6,424
Mondi plc 920 14,432
Stora Enso OYJ, Class R(a) 1,610 17,900
Svenska Cellulosa AB SCA, Class B 115 1,589
UPM-Kymmene OYJ 487 14,378
54,723
Passenger Airlines -
0.1%
ANA Holdings, Inc. 900 16,939
International Consolidated Airlines
Group SA 7,458 31,313
Qantas Airways Ltd.* 6,501 38,198
Ryanair Holdings plc, ADR(a) 824 38,473
Singapore Airlines Ltd. 1,900 8,916
133,839
Personal Care Products -
0.9%
Beiersdorf AG 234 31,368
Estee Lauder Cos., Inc. (The), Class
A 484 40,380
Haleon plc 13,728 63,915
Kao Corp. 1,200 47,907
L'Oreal SA 858 319,758
Shiseido Co. Ltd. 1,200 20,284
Unilever plc 6,270 360,870
884,482
Pharmaceuticals -
9.0%
ALK-Abello A/S, Class B* 850 19,278

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Astellas Pharma, Inc. 7,400 $ 72,375
AstraZeneca plc 4,598 648,111
Bristol-Myers Squibb Co. 3,256 191,941
Chugai Pharmaceutical Co. Ltd. 2,300 100,021
Eisai Co. Ltd. 400 11,937
Eli Lilly & Co. 2,122 1,721,112
GSK plc 13,046 227,755
Hikma Pharmaceuticals plc 453 12,901
Ipsen SA 76 9,417
Johnson & Johnson 11,990 1,824,278
Kyowa Kirin Co. Ltd. 500 7,491
Merck & Co., Inc. 8,360 826,135
Merck KGaA 374 56,919
Novartis AG (Registered) 5,456 574,290
Novo Nordisk A/S, Class B 7,018 593,747
Ono Pharmaceutical Co. Ltd. 900 9,375
Orion OYJ, Class B 282 15,344
Pfizer, Inc. 9,174 243,294
Roche Holding AG 1,932 608,504
Sandoz Group AG 1,104 53,057
Sanofi SA 4,092 444,101
Santen Pharmaceutical Co. Ltd. 1,700 17,198
Shionogi & Co. Ltd. 5,700 84,294
Takeda Pharmaceutical Co. Ltd. 4,800 130,469
UCB SA 127 24,847
Zoetis, Inc., Class A 1,100 187,990
8,716,181
Professional Services -
0.8%
Adecco Group AG (Registered)(a) 376 9,035
ALS Ltd. 1,192 12,216
Arcadis NV 106 6,088
Automatic Data Processing, Inc. 660 199,987
Bureau Veritas SA 868 27,196
Computershare Ltd. 1,969 43,182
Intertek Group plc 596 37,843
Randstad NV 192 8,355
RELX plc 5,720 286,072
SGS SA (Registered) 323 31,487
Teleperformance SE 39 3,675
Wolters Kluwer NV 683 124,785
789,921
Real Estate Management & Development -
0.5%
Castellum AB*(a) 809 8,815
CBRE Group, Inc., Class A*(a) 1,320 191,057
Daiwa House Industry Co. Ltd. 1,700 53,772
Fastighets AB Balder, Class B* 1,386 9,925
LEG Immobilien SE 156 12,922
Lendlease Corp. Ltd.(a) 4,250 17,231
Mitsubishi Estate Co. Ltd. 2,600 38,081
Sun Hung Kai Properties Ltd. 2,000 17,917
Swiss Prime Site AG (Registered) 317 36,341
Tokyu Fudosan Holdings Corp. 1,600 10,343
Vonovia SE 1,785 54,907
Investments Shares Value
Real Estate Management & Development
(continued)
Wharf Real Estate Investment Co.
Ltd.(a) 3,000 $ 7,446
Wihlborgs Fastigheter AB 546 5,421
464,178
Residential REITs -
0.1%
Essex Property Trust, Inc., REIT 175 49,800
Sun Communities, Inc., REIT 162 20,493
70,293
Retail REITs -
0.1%
CapitaLand Integrated Commercial
Trust, REIT 16,600 23,884
Klepierre SA, REIT 651 19,423
Link REIT, REIT 5,300 21,835
Region RE Ltd., REIT 2,512 3,431
Unibail-Rodamco-Westfield, REIT 322 27,067
95,640
Semiconductors & Semiconductor Equipment -
5.9%
Advanced Micro Devices, Inc.* 3,982 461,713
Advantest Corp. 1,100 61,510
Applied Materials, Inc. 1,408 253,933
ASM International NV 160 94,308
ASML Holding NV 864 649,108
ASMPT Ltd. 700 6,383
BE Semiconductor Industries NV 207 26,834
Broadcom, Inc. 7,788 1,723,251
Infineon Technologies AG 3,036 101,168
Intel Corp. 13,838 268,872
Lam Research Corp. 2,222 180,093
Micron Technology, Inc.(a) 4,554 415,507
NXP Semiconductors NV 833 173,722
ON Semiconductor Corp.* 770 40,302
QUALCOMM, Inc. 2,746 474,866
Renesas Electronics Corp.* 7,000 95,270
Rohm Co. Ltd. 1,000 9,609
SOITEC*(a) 46 4,055
STMicroelectronics NV 1,716 38,933
SUMCO Corp.(a) 500 3,736
Texas Instruments, Inc. 1,554 286,884
Tokyo Electron Ltd. 2,300 389,225
5,759,282
Software -
8.6%
Adobe, Inc.*(a) 1,085 474,633
ANSYS, Inc.* 132 46,266
Atlassian Corp., Class A* 286 87,739
Autodesk, Inc.* 739 230,080
Cadence Design Systems, Inc.*(a) 440 130,953
Crowdstrike Holdings, Inc., Class A* 761 302,931
Dassault Systemes SE 1,144 44,953
Gen Digital, Inc.(a) 1,672 44,994
Guidewire Software, Inc.* 200 42,254
HubSpot, Inc.* 140 109,134
Intuit, Inc. 705 424,065
Microsoft Corp. 10,530 4,370,582

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Oracle Corp. 2,728 $ 463,924
Palo Alto Networks, Inc.*(a) 1,606 296,179
PTC, Inc.* 176 34,052
Sage Group plc (The) 3,196 53,532
SAP SE 2,244 626,343
ServiceNow, Inc.* 347 353,378
Synopsys, Inc.* 261 137,150
Temenos AG (Registered) 35 3,004
Xero Ltd.* 396 45,269
8,321,415
Specialized REITs -
0.5%
American Tower Corp., REIT(a) 1,122 207,514
Big Yellow Group plc, REIT 458 5,435
Iron Mountain, Inc., REIT 792 80,443
Keppel DC REIT, REIT 2,497 4,053
Safestore Holdings plc, REIT 230 1,762
VICI Properties, Inc., Class A,
REIT(a) 2,618 77,938
Weyerhaeuser Co., REIT 2,178 66,690
443,835
Specialty Retail -
1.5%
Best Buy Co., Inc. 572 49,112
Fast Retailing Co. Ltd. 500 164,772
H & M Hennes & Mauritz AB, Class
B(a) 2,210 29,615
Industria de Diseno Textil SA 1,936 106,103
JB Hi-Fi Ltd. 181 11,460
Kingfisher plc 7,515 22,990
Lowe's Cos., Inc. 968 251,719
Nitori Holdings Co. Ltd. 300 35,202
Ross Stores, Inc. 858 129,180
TJX Cos., Inc. (The) 3,806 474,951
Tractor Supply Co.(a) 1,071 58,219
USS Co. Ltd. 2,200 19,798
Williams-Sonoma, Inc. 638 134,854
Zalando SE*(b) 414 15,554
1,503,529
Technology Hardware, Storage & Peripherals -
5.2%
Apple, Inc. 19,116 4,511,376
FUJIFILM Holdings Corp. 3,600 80,091
Hewlett Packard Enterprise Co. 3,586 75,987
HP, Inc. 2,992 97,240
Logitech International SA
(Registered) 233 23,473
NetApp, Inc.(a) 551 67,277
Pure Storage, Inc., Class A*(a) 630 42,708
Ricoh Co. Ltd. 1,700 19,613
Seiko Epson Corp. 1,100 20,004
Super Micro Computer, Inc.*(a) 1,496 42,666
Western Digital Corp.* 1,056 68,777
5,049,212
Investments Shares Value
Textiles, Apparel & Luxury Goods -
1.6%
adidas AG 198 $ 52,466
Asics Corp. 3,200 72,039
Burberry Group plc 1,887 27,949
Christian Dior SE 15 10,159
Deckers Outdoor Corp.* 414 73,427
Hermes International SCA 66 186,894
Kering SA 264 69,557
Lululemon Athletica, Inc.*(a) 503 208,343
LVMH Moet Hennessy Louis Vuitton
SE 885 647,221
Moncler SpA 571 36,375
NIKE, Inc., Class B 1,892 145,495
Pandora A/S 230 44,233
Swatch Group AG (The) 30 5,600
1,579,758
Trading Companies & Distributors -
0.8%
AddTech AB, Class B 398 11,674
Ashtead Group plc 1,430 94,280
Beijer Ref AB, Class B(a) 897 13,383
Diploma plc 229 12,952
DKSH Holding AG 73 5,756
Grafton Group plc 334 3,858
IMCD NV 117 18,414
ITOCHU Corp.(a) 4,400 204,102
Mitsubishi Corp. 8,200 131,830
Mitsui & Co. Ltd.(a) 8,800 175,375
MonotaRO Co. Ltd.(a) 800 13,750
Rexel SA 677 18,003
RS GROUP plc 663 5,359
Sojitz Corp. 399 8,251
Sumitomo Corp.(a) 2,300 49,966
Toyota Tsusho Corp. 2,000 34,104
801,057
Transportation Infrastructure -
0.2%
Aena SME SA(b) 220 47,661
Aeroports de Paris SA 60 6,861
Auckland International Airport Ltd.(a) 4,025 19,661
Flughafen Zurich AG (Registered) 46 11,145
Getlink SE 847 13,608
Qube Holdings Ltd. 2,166 5,647
SATS Ltd. 2,300 5,753
Transurban Group 8,184 68,302
178,638
Water Utilities -
0.1%
American Water Works Co., Inc. 440 54,842
Pennon Group plc 20 144
Severn Trent plc 749 23,518
United Utilities Group plc 1,512 19,219
97,723
Wireless Telecommunication Services -
0.1%
Tele2 AB, Class B 1,693 18,883

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Vodafone Group plc 49,698 $ 42,411
61,294
Total Common Stocks
(Cost $72,401,117) 96,293,690
Number
of Rights
RIGHTS - 0.0%(c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y
Servicios SA, expiring 2/4/2025*(a)
(Cost $330) 682 338
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.3%(d)
REPURCHASE AGREEMENTS - 2.3%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,031,268, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $2,058,862 $ 2,030,535 2,030,535
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$200,075, collateralized by
various Common Stocks; total
market value $220,816 200,000 200,000
2,230,535
Total Securities Lending Reinvestments
(Cost $2,230,535) 2,230,535
Total Investments - 101.4%
(Cost $74,631,982) 98,524,563
Liabilities in excess of other assets - (1.4%) (1,377,449)
NET ASSETS - 100.0% $97,147,114
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $4,478,142, collateralized in
the form of cash with a value of $2,230,535 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,741,462 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 4, 2025 – November 15, 2054 and $749,239
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $4,721,236.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $2,230,535.
Percentages shown are based on Net Assets.
Abbreviations
ADR   — American Depositary Receipt
CVA   — Dutch Certification
OYJ   — Public Limited Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust
SCA   — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Futures Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 2 03/21/2025 USD $ 237,050 $ 4,078
S&P 500 E-Mini Index 1 03/21/2025 USD 303,362 (3,062)
S&P 500 Micro E-Mini Index 10 03/21/2025 USD 303,363 285
$ 1,301
Forward Foreign Currency Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 138,575 BNP Paribas SA CHF 122,000 03/19/2025 $ 3,592
USD 149,534 Bank of Montreal EUR 142,000 03/19/2025 1,631
USD 166,118 UBS AG JPY 25,000,000 03/19/2025 3,904
Net unrealized appreciation $ 9,127
Abbreviations:
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 3.8%
Austria 0.1
Belgium 0.3
Brazil 0.1
Canada 1.7
Chile 0.0
†
China 0.2
Denmark 1.1
Faeroe Islands 0.0
†
Finland 0.4
France 4.7
Germany 2.6
Hong Kong 0.2
Ireland 0.2
Italy 1.0
Japan 7.2
Jordan 0.0
†
Luxembourg 0.0
†
Morocco 0.0
†
Netherlands 2.3
New Zealand 0.2
Norway 0.2
Poland 0.0
†
Portugal 0.0
†
Singapore 0.5
South Africa 0.1
Spain 1.2
Sweden 1.3
Switzerland 2.8
United Kingdom 5.0
United States 61.9
Other
1
0.9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.1%
Rights 0.0
†
Securities Lending Reinvestments 2.3
Others
(1)
(1.4)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .9%
Automobiles -
3 .1%
Tesla, Inc.* 5,632 $ 2,278,707
Banks -
2 .6%
Citigroup, Inc. 3,608 293,800
JPMorgan Chase & Co. 6,204 1,658,329
1,952,129
Beverages -
1 .1%
PepsiCo, Inc. 5,236 789,013
Biotechnology -
2 .3%
Amgen, Inc. 2,552 728,392
Gilead Sciences, Inc. 5,016 487,555
Regeneron Pharmaceuticals, Inc.* 748 503,389
1,719,336
Broadline Retail -
5 .2%
Amazon.com, Inc.* 15,268 3,628,898
eBay, Inc. 3,432 231,592
3,860,490
Building Products -
1 .0%
Johnson Controls International plc 924 72,072
Owens Corning 616 113,683
Trane Technologies plc 1,540 558,635
744,390
Capital Markets -
4 .1%
Blackrock, Inc. 396 425,898
FactSet Research Systems, Inc. 264 125,244
Moody's Corp. 1,144 571,359
Morgan Stanley 5,808 804,002
MSCI, Inc. 528 315,095
S&P Global, Inc. 1,496 780,029
3,021,627
Chemicals -
1 .2%
Ecolab, Inc. 1,760 440,334
PPG Industries, Inc. 1,628 187,839
Sherwin-Williams Co. (The) 748 267,904
896,077
Commercial Services & Supplies -
1 .3%
Cintas Corp. 2,288 458,904
Waste Management, Inc. 2,332 513,646
972,550
Communications Equipment -
0 .2%
Cisco Systems, Inc. 1,936 117,322
Consumer Finance -
1 .1%
American Express Co. 2,684 852,036
Investments Shares Value
Consumer Staples Distribution & Retail -
2 .1%
Kroger Co. (The) 2,024 $ 124,759
Sysco Corp. 3,476 253,470
Target Corp. 3,212 442,967
Walmart, Inc. 7,260 712,642
1,533,838
Containers & Packaging -
0 .1%
Avery Dennison Corp. 528 98,065
Diversified Telecommunication Services -
0 .7%
Verizon Communications, Inc. 13,640 537,280
Electric Utilities -
1 .2%
Eversource Energy 2,332 134,510
Exelon Corp. 6,776 271,040
NextEra Energy, Inc. 3,476 248,742
PG&E Corp. 14,212 222,418
876,710
Electrical Equipment -
0 .2%
Emerson Electric Co. 792 102,920
Hubbell, Inc., Class B 44 18,613
121,533
Energy Equipment & Services -
0 .6%
Halliburton Co. 6,160 160,283
Schlumberger NV(a) 6,644 267,620
427,903
Entertainment -
1 .1%
Walt Disney Co. (The) 7,260 820,816
Financial Services -
5 .2%
Berkshire Hathaway, Inc., Class B* 924 433,051
Fiserv, Inc.* 1,012 218,633
Mastercard, Inc., Class A 2,200 1,221,946
PayPal Holdings, Inc.* 6,776 600,218
Visa, Inc., Class A(a) 4,048 1,383,606
3,857,454
Food Products -
0 .0% (b)
Mondelez International, Inc., Class A 616 35,722
Ground Transportation -
2 .2%
CSX Corp. 13,640 448,347
Norfolk Southern Corp. 1,540 393,162
Union Pacific Corp. 3,124 774,096
1,615,605
Health Care Equipment & Supplies -
1 .8%
Abbott Laboratories 7,040 900,627
Medtronic plc 4,444 403,604
1,304,231
Health Care Providers & Services -
2 .6%
Cigna Group (The) 1,936 569,591

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
CVS Health Corp. 8,756 $ 494,539
Elevance Health, Inc. 1,584 626,789
Humana, Inc. 572 167,727
UnitedHealth Group, Inc. 88 47,739
1,906,385
Health Care REITs -
0 .2%
Ventas, Inc., REIT 2,816 170,143
Hotel & Resort REITs -
0 .1%
Host Hotels & Resorts, Inc., REIT 4,796 80,141
Hotels, Restaurants & Leisure -
1 .4%
Booking Holdings, Inc. 155 734,322
Expedia Group, Inc.* 880 150,436
Las Vegas Sands Corp. 2,464 112,925
Marriott International, Inc., Class A 88 25,572
1,023,255
Household Durables -
0 .1%
TopBuild Corp.*(a) 220 75,390
Household Products -
1 .7%
Church & Dwight Co., Inc. 396 41,786
Clorox Co. (The) 836 132,657
Procter & Gamble Co. (The) 6,556 1,088,230
1,262,673
Industrial REITs -
0 .8%
Prologis, Inc., REIT 5,104 608,652
Insurance -
1 .4%
Aflac, Inc. 3,696 396,877
Chubb Ltd. 308 83,739
Hartford Financial Services Group,
Inc. (The) 2,068 230,685
MetLife, Inc. 4,180 361,612
1,072,913
Interactive Media & Services -
7 .8%
Alphabet, Inc., Class A 11,176 2,280,127
Alphabet, Inc., Class C 9,988 2,053,533
Meta Platforms, Inc., Class A 2,112 1,455,548
5,789,208
IT Services -
2 .2%
Accenture plc, Class A 1,408 542,010
Akamai Technologies, Inc.* 1,100 109,890
Cognizant Technology Solutions
Corp., Class A 220 18,174
International Business Machines
Corp. 3,872 990,070
1,660,144
Life Sciences Tools & Services -
0 .2%
Illumina, Inc.* 1,144 151,854
Investments Shares Value
Machinery -
1 .9%
CNH Industrial NV 6,072 $ 78,207
Cummins, Inc. 924 329,175
Deere & Co. 1,540 733,902
Westinghouse Air Brake
Technologies Corp. 1,232 256,158
1,397,442
Media -
0 .6%
Comcast Corp., Class A 11,264 379,146
Interpublic Group of Cos., Inc. (The) 2,552 73,166
452,312
Metals & Mining -
0 .5%
Newmont Corp. 7,876 336,463
Multi-Utilities -
0 .4%
Consolidated Edison, Inc. 2,420 226,851
Public Service Enterprise Group, Inc. 704 58,812
285,663
Office REITs -
0 .1%
BXP, Inc., REIT 1,056 77,236
Oil, Gas & Consumable Fuels -
2 .2%
Cheniere Energy, Inc. 308 68,884
Chevron Corp. 4,444 663,000
Devon Energy Corp. 4,356 148,540
EQT Corp. 2,904 148,452
Exxon Mobil Corp. 176 18,802
Occidental Petroleum Corp. 4,664 217,576
ONEOK, Inc. 4,048 393,344
1,658,598
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 1,540 128,482
Pharmaceuticals -
3 .7%
Eli Lilly & Co. 220 178,437
Johnson & Johnson 6,864 1,044,358
Merck & Co., Inc. 9,064 895,704
Pfizer, Inc. 24,640 653,453
2,771,952
Professional Services -
1 .7%
Automatic Data Processing, Inc. 2,332 706,619
Equifax, Inc. 836 229,716
Paychex, Inc. 2,288 337,869
1,274,204
Residential REITs -
0 .2%
AvalonBay Communities, Inc.,
REIT(a) 572 126,704
Semiconductors & Semiconductor Equipment -
8 .8%
Applied Materials, Inc. 2,464 444,382
Broadcom, Inc. 1,892 418,643
Enphase Energy, Inc.* 880 54,806

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
First Solar, Inc.* 704 $ 117,934
Intel Corp. 27,852 541,164
NVIDIA Corp. 37,708 4,527,600
QUALCOMM, Inc. 2,464 426,100
6,530,629
Software -
10 .6%
Adobe, Inc.* 1,628 712,169
Autodesk, Inc.* 792 246,581
Cadence Design Systems, Inc.* 1,892 563,097
Microsoft Corp. 11,044 4,583,923
Salesforce, Inc. 2,948 1,007,331
ServiceNow, Inc.* 220 224,044
Workday, Inc., Class A* 1,452 380,511
Zoom Communications, Inc., Class
A* 1,760 153,014
7,870,670
Specialized REITs -
1 .0%
Equinix, Inc., REIT 653 596,620
Weyerhaeuser Co., REIT 5,016 153,590
750,210
Specialty Retail -
1 .4%
Home Depot, Inc. (The) 1,100 453,178
Lowe's Cos., Inc. 132 34,325
Tractor Supply Co. 3,740 203,306
Ulta Beauty, Inc.* 308 126,942
Williams-Sonoma, Inc. 880 186,006
1,003,757
Technology Hardware, Storage & Peripherals -
7 .6%
Apple, Inc. 21,428 5,057,008
Dell Technologies, Inc., Class C 1,848 191,453
Hewlett Packard Enterprise Co. 9,108 192,998
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
HP, Inc. 6,864 $ 223,080
5,664,539
Textiles, Apparel & Luxury Goods -
0 .9%
NIKE, Inc., Class B 8,272 636,117
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,320 164,525
Total Common Stocks
(Cost $60,651,189) 73,363,095
Principal
Amount
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.35%, 3/27/2025
(Cost $49,680) $ 50,000 49,695
Total Investments - 99.0%
(Cost $60,700,869) 73,412,790
Other assets less liabilities - 1.0% 775,521
NET ASSETS - 100.0% $74,188,311
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan at
January 31, 2025 was $1,011,824, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from February 4, 2025 – May 15, 2054; a total
value of $1,040,243.
(b) Represents less than 0.05% of net assets.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
S&P 500 Micro E-Mini Index 26 03/21/2025 USD $ 788,743 $ (3,613)
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 98 .9%
Short-Term Investments 0 .1
Others
(1)
1 .0
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.3%
Air Freight & Logistics -
0.7%
Deutsche Post AG 9,720 $ 351,735
Automobile Components -
0.5%
Bridgestone Corp.(a) 7,800 281,525
Automobiles -
2.0%
Honda Motor Co. Ltd. 2,600 24,825
Isuzu Motors Ltd. 2,000 27,026
Mercedes-Benz Group AG 5,600 343,001
Nissan Motor Co. Ltd.(a) 30,000 82,880
Porsche Automobil Holding SE
(Preference) 2,200 87,364
Renault SA 720 37,162
Toyota Motor Corp. 14,000 268,834
Volvo Car AB, Class B* 11,440 25,990
Yamaha Motor Co. Ltd. 12,000 101,053
998,135
Banks -
12.6%
ABN AMRO Bank NV, CVA(b) 5,500 92,710
Banco Santander SA 47,820 246,767
Bank of Montreal 740 73,517
Bank of Nova Scotia (The) 660 33,888
Barclays plc 35,400 130,639
BNP Paribas SA 1,500 102,479
Canadian Imperial Bank of
Commerce 8,100 512,035
Commonwealth Bank of Australia 8,300 831,239
Credit Agricole SA 3,860 58,364
Danske Bank A/S 9,160 274,486
DBS Group Holdings Ltd. 1,900 62,539
HSBC Holdings plc 40,560 426,214
ING Groep NV 30,080 502,316
Intesa Sanpaolo SpA 900 3,923
Mediobanca Banca di Credito
Finanziario SpA 6,560 107,952
Mitsubishi UFJ Financial Group, Inc.
(a) 38,000 485,521
Mizuho Financial Group, Inc. 3,400 94,568
National Australia Bank Ltd. 8,500 212,817
National Bank of Canada(a) 2,080 185,258
Royal Bank of Canada 6,291 769,646
Societe Generale SA 4,780 155,283
Standard Chartered plc 9,240 125,374
Svenska Handelsbanken AB, Class A 19,920 221,186
Toronto-Dominion Bank (The) 10,840 620,573
6,329,294
Beverages -
1.7%
Asahi Group Holdings Ltd. 7,500 81,563
Budweiser Brewing Co. APAC Ltd.(b) 32,200 29,342
Diageo plc 18,380 552,453
Kirin Holdings Co. Ltd. 10,000 126,864
Investments Shares Value
Beverages
(continued)
Pernod Ricard SA 580 $ 66,444
856,666
Biotechnology -
0.8%
CSL Ltd. 2,160 377,823
Grifols SA* 4,220 36,394
414,217
Broadline Retail -
1.1%
Dollarama, Inc.(a) 2,240 212,717
Next plc 1,600 197,854
Rakuten Group, Inc.* 20,000 126,910
537,481
Building Products -
1.2%
Cie de Saint-Gobain SA 3,340 314,502
Geberit AG (Registered) 280 157,507
Kingspan Group plc 2,140 149,718
621,727
Capital Markets -
4.4%
3i Group plc 11,060 536,511
Amundi SA(b) 800 56,552
Daiwa Securities Group, Inc.(a) 18,000 131,469
Deutsche Boerse AG 220 54,522
EQT AB(a) 4,860 160,222
Hong Kong Exchanges & Clearing
Ltd. 14,200 550,388
London Stock Exchange Group plc 180 26,917
Macquarie Group Ltd. 1,420 213,283
Nomura Holdings, Inc. 40,000 263,223
UBS Group AG (Registered) 6,720 239,331
2,232,418
Chemicals -
3.1%
Akzo Nobel NV 2,220 127,067
Covestro AG* 2,730 168,292
Croda International plc 1,920 79,778
Givaudan SA (Registered) 74 324,914
Nippon Paint Holdings Co. Ltd. 6,000 38,069
Nitto Denko Corp. 10,000 178,754
Shin-Etsu Chemical Co. Ltd. 200 6,299
Sika AG (Registered) 1,780 457,325
Symrise AG, Class A 1,820 186,776
Toray Industries, Inc. 2,000 13,942
1,581,216
Commercial Services & Supplies -
0.7%
Brambles Ltd. 6,940 85,711
Dai Nippon Printing Co. Ltd. 5,400 80,137
Rentokil Initial plc 9,360 46,381
Secom Co. Ltd. 3,800 128,417
340,646

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment -
0.2%
Nokia OYJ 19,000 $ 89,681
Construction & Engineering -
0.2%
Taisei Corp. 700 29,469
WSP Global, Inc. 300 51,089
80,558
Consumer Staples Distribution & Retail -
2.0%
Carrefour SA 7,220 102,751
Jeronimo Martins SGPS SA 3,860 76,441
Loblaw Cos. Ltd. 940 118,116
Tesco plc 94,940 439,076
Woolworths Group Ltd. 15,340 291,451
1,027,835
Containers & Packaging -
0.2%
SIG Group AG(a) 4,220 92,389
Diversified Consumer Services -
0.3%
Pearson plc 8,520 142,124
Diversified REITs -
0.1%
Land Securities Group plc, REIT 5,720 41,578
Diversified Telecommunication Services -
1.8%
BCE, Inc. 3,220 76,604
Deutsche Telekom AG (Registered) 13,580 456,688
Nippon Telegraph & Telephone Corp. 90,000 88,750
Swisscom AG (Registered) 340 192,269
Telefonica SA 3,520 14,399
TELUS Corp. 6,560 95,484
924,194
Electric Utilities -
1.6%
Acciona SA 360 40,754
EDP SA 40,940 129,210
Enel SpA 16,720 119,392
Iberdrola SA 25,584 362,767
Iberdrola SA* 476 6,750
Terna - Rete Elettrica Nazionale 18,080 149,684
808,557
Electrical Equipment -
2.8%
Legrand SA 380 39,060
Mitsubishi Electric Corp. 6,900 114,584
Schneider Electric SE 2,920 744,757
Siemens Energy AG* 5,220 313,866
Vestas Wind Systems A/S* 13,280 183,044
1,395,311
Electronic Equipment, Instruments & Components -
0.5%
Murata Manufacturing Co. Ltd. 10,700 170,640
Omron Corp. 2,200 73,026
243,666
Investments Shares Value
Financial Services -
0.3%
Edenred SE(a) 2,680 $ 92,606
Mitsubishi HC Capital, Inc.(a) 10,000 66,807
159,413
Food Products -
1.5%
Ajinomoto Co., Inc. 1,400 56,461
Mowi ASA 1,720 34,585
Nestle SA (Registered) 7,640 651,888
742,934
Gas Utilities -
0.3%
Hong Kong & China Gas Co. Ltd. 174,000 133,321
Ground Transportation -
1.5%
Canadian National Railway Co. 4,680 490,604
Canadian Pacific Kansas City Ltd. 2,180 173,858
MTR Corp. Ltd.(a) 25,000 78,129
742,591
Health Care Equipment & Supplies -
2.0%
Koninklijke Philips NV* 10,460 290,110
Olympus Corp. 8,500 129,929
Siemens Healthineers AG(b) 3,820 218,251
Sonova Holding AG (Registered) 680 239,035
Sysmex Corp. 6,800 130,906
1,008,231
Hotels, Restaurants & Leisure -
1.5%
Amadeus IT Group SA 6,040 445,801
Genting Singapore Ltd. 72,000 40,109
Oriental Land Co. Ltd. 4,000 90,436
Sands China Ltd.*(a) 36,800 87,848
Whitbread plc 2,560 89,480
753,674
Household Durables -
1.1%
Sekisui House Ltd.(a) 5,300 122,634
Sony Group Corp. 20,000 444,301
566,935
Household Products -
0.5%
Henkel AG & Co. KGaA (Preference) 2,320 203,118
Reckitt Benckiser Group plc 660 43,711
246,829
Independent Power and Renewable Electricity Producers
-
0.3%
EDP Renovaveis SA 3,720 34,939
Orsted A/S*(a)(b) 2,600 100,730
135,669
Industrial Conglomerates -
2.6%
Hitachi Ltd. 27,100 690,582
Siemens AG (Registered) 2,800 603,833
1,294,415
Industrial REITs -
0.3%
Segro plc, REIT 15,800 140,842

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance -
7.0%
AIA Group Ltd. 36,800 $ 256,225
Allianz SE (Registered) 2,280 745,183
ASR Nederland NV 1,060 52,507
Aviva plc 35,340 225,706
AXA SA 13,580 517,391
Japan Post Insurance Co. Ltd. 1,000 19,580
Legal & General Group plc 72,820 219,239
Manulife Financial Corp. 1,040 31,209
MS&AD Insurance Group Holdings,
Inc.(a) 16,000 335,706
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen
(Registered) 320 173,779
QBE Insurance Group Ltd. 14,840 193,830
Sompo Holdings, Inc. 2,000 56,209
Swiss Re AG 1,060 162,727
Tokio Marine Holdings, Inc. 700 23,326
Zurich Insurance Group AG 860 524,495
3,537,112
Interactive Media & Services -
0.2%
LY Corp. 34,000 99,881
IT Services -
2.4%
Capgemini SE 1,560 285,338
CGI, Inc. 2,740 324,146
Fujitsu Ltd. 24,000 467,756
Nomura Research Institute Ltd. 1,000 34,181
Shopify, Inc., Class A* 680 79,637
1,191,058
Leisure Products -
0.3%
Shimano, Inc. 1,100 155,641
Life Sciences Tools & Services -
0.0%(c)
Lonza Group AG (Registered) 20 12,819
Machinery -
2.2%
Atlas Copco AB, Class A 9,760 164,324
Epiroc AB, Class A 5,420 103,947
GEA Group AG 2,040 108,261
Komatsu Ltd. 6,000 183,507
Kone OYJ, Class B 2,240 116,430
Kubota Corp. 700 8,822
MINEBEA MITSUMI, Inc. 5,000 81,078
SKF AB, Class B 4,320 87,811
Spirax Group plc 1,060 106,619
Volvo AB, Class B 1,440 39,934
Weir Group plc (The) 700 21,101
Yaskawa Electric Corp. 3,300 96,730
1,118,564
Media -
0.9%
Dentsu Group, Inc.(a) 2,600 60,529
Publicis Groupe SA 2,380 254,712
Investments Shares Value
Media
(continued)
WPP plc 12,920 $ 124,160
439,401
Metals & Mining -
2.5%
Anglo American plc 5,520 163,276
Barrick Gold Corp. 1,300 21,328
BlueScope Steel Ltd. 6,060 80,475
Fortescue Ltd. 14,940 178,269
Kinross Gold Corp. 16,140 182,435
Mineral Resources Ltd.(a) 2,140 46,692
Northern Star Resources Ltd. 15,400 166,179
Sumitomo Metal Mining Co. Ltd. 1,100 25,488
Wheaton Precious Metals Corp. 6,040 378,185
1,242,327
Multi-Utilities -
0.3%
National Grid plc 10,746 130,827
Office REITs -
0.1%
Gecina SA, REIT 560 54,867
Oil, Gas & Consumable Fuels -
4.9%
Enbridge, Inc. 14,140 613,636
ENEOS Holdings, Inc. 38,000 193,153
Neste OYJ 5,320 67,665
Pembina Pipeline Corp. 7,060 255,735
Repsol SA 13,800 161,677
Shell plc 23,980 798,095
TC Energy Corp. 300 13,566
TotalEnergies SE 6,160 361,101
2,464,628
Paper & Forest Products -
0.3%
Mondi plc 5,600 87,848
West Fraser Timber Co. Ltd. 780 67,867
155,715
Personal Care Products -
1.9%
Haleon plc 43,940 204,577
Kao Corp. 6,300 251,512
L'Oreal SA 1,400 521,750
977,839
Pharmaceuticals -
8.3%
Astellas Pharma, Inc. 6,000 58,683
AstraZeneca plc 5,020 707,593
Daiichi Sankyo Co. Ltd. 7,500 207,152
GSK plc 12,700 221,714
Novartis AG (Registered) 6,320 665,234
Novo Nordisk A/S, Class B 11,420 966,171
Ono Pharmaceutical Co. Ltd. 2,900 30,208
Roche Holding AG 280 88,189
Sanofi SA 5,320 577,374
Takeda Pharmaceutical Co. Ltd. 13,800 375,100
Teva Pharmaceutical Industries Ltd.* 11,500 205,960
UCB SA 480 93,909
4,197,287

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Professional Services -
2.8%
Computershare Ltd. 2,900 $ 63,600
Recruit Holdings Co. Ltd. 3,900 275,280
RELX plc 12,840 642,162
Wolters Kluwer NV 2,280 416,558
1,397,600
Real Estate Management & Development -
0.7%
Daiwa House Industry Co. Ltd. 7,800 246,719
Mitsubishi Estate Co. Ltd. 3,500 51,262
Swire Properties Ltd. 18,400 36,273
334,254
Retail REITs -
0.8%
CapitaLand Integrated Commercial
Trust, REIT 68,000 97,838
Scentre Group, REIT 43,000 98,971
Unibail-Rodamco-Westfield, REIT 1,640 137,855
Vicinity Ltd., REIT 48,280 66,553
401,217
Semiconductors & Semiconductor Equipment -
2.6%
Advantest Corp. 3,700 206,899
ASML Holding NV 1,180 886,514
Tokyo Electron Ltd. 1,200 203,074
1,296,487
Software -
3.0%
Open Text Corp. 3,440 101,567
SAP SE 4,400 1,228,125
Xero Ltd.* 1,520 173,758
1,503,450
Specialty Retail -
1.4%
Fast Retailing Co. Ltd. 200 65,909
H & M Hennes & Mauritz AB, Class
B(a) 4,200 56,282
Industria de Diseno Textil SA 9,780 535,993
JD Sports Fashion plc 5,060 5,603
ZOZO, Inc.(a) 2,000 65,948
729,735
Technology Hardware, Storage & Peripherals -
0.8%
Canon, Inc. 10,200 330,537
Seiko Epson Corp. 4,000 72,741
403,278
Textiles, Apparel & Luxury Goods -
1.8%
Hermes International SCA 105 297,332
Kering SA 980 258,205
LVMH Moet Hennessy Louis Vuitton
SE 520 380,288
935,825
Trading Companies & Distributors -
1.4%
Bunzl plc 4,420 189,367
Ferguson Enterprises, Inc. 120 21,734
Investments Shares Value
Trading Companies & Distributors
(continued)
ITOCHU Corp.(a) 10,400 $ 482,423
Rexel SA 560 14,891
708,415
Transportation Infrastructure -
1.0%
Aena SME SA(b) 460 99,656
Getlink SE 3,880 62,337
Transurban Group 40,700 339,673
501,666
Water Utilities -
0.2%
Severn Trent plc 3,700 116,177
Wireless Telecommunication Services -
1.1%
SoftBank Corp. 280,000 362,002
Vodafone Group plc 206,500 176,224
538,226
Total Common Stocks
(Cost $45,600,801) 49,960,103
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.6%(d)
REPURCHASE AGREEMENTS - 1.6%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$809,589, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $820,587
(Cost $809,297) $809,297 809,297
Total Investments - 100.9%
(Cost $46,410,098) 50,769,400
Liabilities in excess of other assets - (0.9%) (440,619)
NET ASSETS - 100.0% $50,328,781
* Non-income producing security.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $2,767,178, collateralized
in the form of cash with a value of $809,297 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,479,585 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
February 27, 2025 – August 15, 2054 and $720,706
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $3,009,588.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $809,297.
Percentages shown are based on Net Assets.
Abbreviations
CVA   — Dutch Certification
OYJ   — Public Limited Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust
SCA   — Limited partnership with share capital
Futures Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE E-Mini Index 4 03/21/2025 USD $ 474,100 $ 6,270
Forward Foreign Currency Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 70,000 Morgan Stanley USD 86,201 03/19/2025 $ 767
JPY 15,147,000 JPMorgan Chase Bank NA USD 97,336 03/19/2025 946
JPY 29,360,000 Morgan Stanley USD 188,874 03/19/2025 1,630
USD 44,177 Bank of Montreal AUD 69,070 03/19/2025 1,087
USD 45,238 Bank of Montreal CAD 65,000 03/19/2025 278
USD 69,125 BNP Paribas SA CHF 60,857 03/19/2025 1,791
USD 278,657 Bank of Montreal EUR 266,606 03/19/2025 968
USD 30,429 Bank of Montreal GBP 24,011 03/19/2025 599
USD 20,220 Bank of Montreal HKD 157,028 03/19/2025 45
USD 137,095 UBS Securities LLC JPY 20,632,090 03/19/2025 3,222
USD 23,106 Bank of Montreal NOK 257,473 03/19/2025 331
USD 20,901 Goldman Sachs & Co. NZD 36,099 03/19/2025 481
USD 35,672 Toronto-Dominion Bank (The) SEK 390,201 03/19/2025 301
Total unrealized appreciation $ 12,446
CAD 74,291 JPMorgan Chase Bank NA USD 52,515 03/19/2025 $ (1,128)
EUR 73,000 JPMorgan Chase Bank NA USD 76,229 03/19/2025 (194)
EUR 176,000 Morgan Stanley USD 183,834 03/19/2025 (517)
GBP 47,000 JPMorgan Chase Bank NA USD 58,433 03/19/2025 (41)
USD 102,291 Morgan Stanley GBP 83,000 03/19/2025 (828)
USD 154,371 Barclays Bank plc JPY 23,978,000 03/19/2025 (1,212)
USD 139,051 JPMorgan Chase Bank NA JPY 21,439,000 03/19/2025 (57)
Total unrealized depreciation $ (3,977)
Net unrealized appreciation $ 8,469

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 6.5%
Belgium 0.2
Canada 10.9
Denmark 3.0
Finland 0.5
France 10.9
Germany 10.4
Hong Kong 2.3
Ireland 0.3
Israel 0.4
Italy 0.8
Japan 19.6
Netherlands 4.7
New Zealand 0.3
Norway 0.1
Portugal 0.5
Singapore 0.4
Spain 3.9
Sweden 1.7
Switzerland 7.6
United Kingdom 14.3
Other
1
0.7
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.3%
Securities Lending Reinvestments 1.6
Others
(1)
(0.9)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.0%
Building Products -
0.6%
Simpson Manufacturing Co., Inc. 83,936 $ 14,101,248
UFP Industries, Inc. 123,281 14,257,448
28,358,696
Chemicals -
17.3%
CF Industries Holdings, Inc. 852,475 78,606,720
Corteva, Inc. 3,585,641 234,034,788
FMC Corp.(a) 642,635 35,846,180
ICL Group Ltd. 5,282,607 31,487,205
K+S AG (Registered) 1,348,222 18,801,715
Mosaic Co. (The) 1,565,931 43,673,816
Nutrien Ltd. 3,997,452 207,042,206
PhosAgro PJSC‡ 308,581 —
PI Industries Ltd. 674,111 27,113,090
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 14,061,967 31,997,070
SABIC Agri-Nutrients Co. 1,898,255 58,202,289
Scotts Miracle-Gro Co. (The)(a) 220,332 15,634,759
UPL Ltd. 4,482,707 31,246,266
Yara International ASA 1,280,024 38,385,773
Yunnan Yuntianhua Co. Ltd., Class A 4,703,686 14,931,000
867,002,877
Containers & Packaging -
0.2%
Klabin SA 2,761,600 10,608,628
Food Products -
11.6%
Archer-Daniels-Midland Co. 2,428,898 124,432,444
Bakkafrost P/F(a) 411,811 23,551,521
Bunge Global SA 739,686 56,312,295
Cal-Maine Foods, Inc.(a) 191,479 20,660,584
Charoen Pokphand Foods PCL,
NVDR 25,443,100 16,622,070
Charoen Pokphand Indonesia Tbk .
PT 56,656,800 16,232,347
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 25,958,400 9,826,569
Mowi ASA 3,617,117 72,730,149
Muyuan Foods Co. Ltd., Class A 14,113,458 72,291,026
New Hope Liuhe Co. Ltd., Class A* 11,520,284 13,780,794
PPB Group Bhd. 5,994,000 16,082,611
QL Resources Bhd. 14,951,100 15,328,441
Salmar ASA 619,028 32,828,570
Tyson Foods, Inc., Class A 1,447,896 81,791,645
United Plantations Bhd. 1,573,800 10,803,877
583,274,943
Industrial Conglomerates -
1.5%
Industries Qatar QSC 19,674,053 74,189,714
Metals & Mining -
27.6%
Agnico Eagle Mines Ltd. 952,149 88,808,070
Alcoa Corp. 427,549 15,101,031
Investments Shares Value
Metals & Mining
(continued)
Anglo American plc 2,381,684 $ 70,447,599
Barrick Gold Corp.(a) 3,451,868 56,631,371
BHP Group Ltd. 9,471,653 236,022,345
Boliden AB 535,092 16,131,117
First Quantum Minerals Ltd.*(a) 1,285,270 16,142,973
Fortescue Ltd.(a) 3,063,664 36,556,673
Franco-Nevada Corp. 376,358 51,342,690
Freeport-McMoRan, Inc. 2,182,336 78,236,746
Glencore plc 19,481,021 84,842,530
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,694,458 29,344,890
Grupo Mexico SAB de CV, Series B 5,770,600 28,400,463
Hindalco Industries Ltd. 3,063,664 21,020,715
Ivanhoe Mines Ltd., Class A*(a) 1,416,420 15,266,920
Kinross Gold Corp. 2,268,895 25,645,994
Korea Zinc Co. Ltd. 20,984 11,900,080
Newmont Corp. 1,670,851 71,378,755
Northern Star Resources Ltd.(a) 2,418,406 26,096,717
Rio Tinto plc 1,990,857 120,990,592
Royal Gold, Inc.(a) 91,805 12,836,175
Saudi Arabian Mining Co.* 2,321,355 30,141,037
South32 Ltd.(a) 9,807,397 20,554,343
Southern Copper Corp. 125,904 11,535,325
Teck Resources Ltd., Class B(a) 933,788 38,279,989
Vale SA 7,344,400 68,106,847
Vedanta Ltd. 3,011,204 15,345,220
Wheaton Precious Metals Corp.(a) 876,082 54,854,559
Zijin Mining Group Co. Ltd., Class A 12,439,593 27,808,879
1,379,770,645
Oil, Gas & Consumable Fuels -
31.1%
BP plc 14,777,982 77,581,062
Cameco Corp.(a) 891,820 44,256,933
Canadian Natural Resources Ltd. 2,242,665 68,367,795
Cenovus Energy, Inc.(a) 1,416,420 20,558,017
Chevron Corp.(a) 1,057,069 157,704,124
China Petroleum & Chemical Corp.,
Class H 24,476,000 13,444,900
ConocoPhillips 849,852 83,990,873
Coterra Energy, Inc. 482,632 13,378,559
Devon Energy Corp. 440,664 15,026,642
Diamondback Energy, Inc. 125,904 20,693,581
Eni SpA 2,305,617 32,836,217
EOG Resources, Inc. 359,351 45,202,762
EQT Corp. 346,236 17,699,584
Equinor ASA 820,999 19,874,242
Expand Energy Corp. 123,281 12,525,350
Exxon Mobil Corp. 2,263,649 241,825,623
Gazprom PJSC*‡ 15,937,700 —
Hess Corp. 175,741 24,433,271
Imperial Oil Ltd.(a) 175,741 11,730,628
LUKOIL PJSC‡ 214,305 —
LUKOIL PJSC, ADR*‡ 269,035 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Novatek PJSC‡ 1,237,715 $ —
Occidental Petroleum Corp.(a) 430,172 20,067,524
Oil & Natural Gas Corp. Ltd. 4,459,100 13,519,452
PetroChina Co. Ltd., Class H 21,560,000 16,574,824
Petroleo Brasileiro SA (Preference) 4,721,400 30,462,992
Repsol SA 1,298,385 15,211,526
Rosneft Oil Co. PJSC‡ 2,926,433 —
Santos Ltd. 3,436,130 15,110,167
Saudi Arabian Oil Co.(b) 5,951,587 44,112,864
Shell plc 6,641,436 221,038,292
Suncor Energy, Inc.(a) 1,398,059 52,640,192
Tatneft PJSC‡ 2,021,036 —
Texas Pacific Land Corp.(a) 15,738 20,414,862
TotalEnergies SE 2,313,486 135,617,069
Tourmaline Oil Corp.(a) 393,450 17,987,450
Woodside Energy Group Ltd.(a) 2,114,138 32,584,918
1,556,472,295
Paper & Forest Products -
3.0%
Canfor Corp.*(a) 175,741 1,831,128
Dexco SA 1,049,200 1,059,707
Mondi plc 1,298,385 20,368,017
Stella-Jones, Inc. 149,511 7,239,915
Stora Enso OYJ, Class R(a) 1,652,490 18,372,363
Suzano SA 2,015,000 21,514,260
Svenska Cellulosa AB SCA, Class
B(a) 1,662,982 22,976,364
UPM- Kymmene OYJ 1,487,241 43,908,143
West Fraser Timber Co. Ltd.(a) 175,741 15,290,954
152,560,851
Specialized REITs -
1.2%
PotlatchDeltic Corp., REIT(a) 157,380 7,039,607
Rayonier, Inc., REIT(a) 281,061 7,346,935
Weyerhaeuser Co., REIT 1,484,618 45,459,003
59,845,545
Water Utilities -
4.9%
Aguas Andinas SA, Class A 11,824,484 3,775,636
American States Water Co. 99,674 7,425,713
American Water Works Co., Inc. 529,846 66,040,005
Beijing Enterprises Water Group Ltd.
(a) 16,594,000 4,600,216
California Water Service Group 157,380 7,127,740
Chengdu Xingrong Environment Co.
Ltd., Class A 3,785,600 3,809,284
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,480,800 23,973,167
Cia de Saneamento de Minas Gerais
Copasa MG 851,400 3,261,890
Cia De Sanena Do Parana* 1,099,600 4,828,339
Essential Utilities, Inc.(a) 671,488 23,824,394
Grandblue Environment Co. Ltd.,
Class A 1,081,600 3,384,211
Guangdong Investment Ltd. 10,524,000 7,942,030
Investments Shares Value
Water Utilities
(continued)
Pennon Group plc(a) 1,248,548 $ 8,966,996
Severn Trent plc(a) 1,193,465 37,473,892
United Utilities Group plc 2,953,498 37,542,759
243,976,272
Total Common Stocks
(Cost $4,882,876,428) 4,956,060,466
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3.0%(c)
CERTIFICATES OF DEPOSIT - 0.4%
Barclays Bank plc, New York
(SOFR + 0.22%), 4.57%,
7/30/2025(d) $ 1,000,000 1,000,784
Cooperatieve Rabobank UA, London
4.70%, 7/3/2025 3,000,000 3,003,210
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.57%,
5/1/2025(d) 1,000,000 999,950
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.56%,
3/11/2025(d) 1,000,000 1,000,000
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.59%,
8/8/2025(d) 1,000,000 1,000,680
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 4.59%,
2/18/2025(d) 2,000,000 2,000,000
Nordea Bank Abp , New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(d) 4,000,000 4,002,208
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.20%), 4.55%,
2/26/2025(d) 1,000,000 1,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
2/21/2025(d) 3,000,000 3,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(d) 2,000,000 2,001,336
Total Certificates of Deposit
(Cost $19,000,000) 19,008,168
COMMERCIAL PAPER - 0.1%
Macquarie Bank Ltd.
(SOFR + 0.22%), 4.57%,
2/13/2025(d) (Cost $4,000,000) $ 4,000,000 4,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS - 2.5%
BofA Securities, Inc.
4.78%, dated 1/31/2025, due
5/5/2025, repurchase price
$8,099,849, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 4.38%,
maturing 1/31/2030 - 2/15/2053;
total market value $8,338,299 $ 8,000,000 $ 8,000,000
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$10,104,540, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $10,241,806 10,100,895 10,100,895
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$30,010,800, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $345,395,762 30,000,000 30,000,000
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$14,005,262, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$15,465,224 14,000,000 14,000,000
NBC Global Finance Ltd.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$17,006,389, collateralized by
various Common Stocks; total
market value $18,773,218 17,000,000 17,000,000
TD Prime Services LLC
4.63%, dated 1/31/2025, due
3/7/2025, repurchase price
$5,022,507, collateralized by
various Common Stocks; total
market value $5,480,402 5,000,000 5,000,000
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,369, collateralized by
various Common Stocks; total
market value $1,096,080 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$42,015,750, collateralized by
various Common Stocks; total
market value $46,371,273 $ 42,000,000 $ 42,000,000
Total Repurchase Agreements
(Cost $127,100,895) 127,100,895
Total Securities Lending Reinvestments
(Cost $150,100,895) 150,109,063
Total Investments - 102.0%
(Cost $5,032,977,323) 5,106,169,529
Liabilities in excess of other assets - (2.0%) (100,597,769)
NET ASSETS - 100.0% $5,005,571,760
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $294,857,166, collateralized
in the form of cash with a value of $150,100,895 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $129,807,471 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from February 6, 2025 – November 15, 2054
and $34,336,717 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates ranging
from April 16, 2025 – October 22, 2073; a total value of
$314,245,083.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $150,109,063.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR   — American Depositary Receipt
NVDR   — Non-Voting Depositary Receipt
OYJ   — Public Limited Company
PJSC   — Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust
SCA   — Limited partnership with share capital
SOFR   — Secured Overnight Financing Rate
Futures Contracts
FlexShares ® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
FTSE 100 Index 71 03/21/2025 GBP $ 7,640,825 $ 298,543
FTSE/JSE Top 40 Index 20 03/20/2025 ZAR 841,189 (4,125)
Hang Seng Index 15 02/27/2025 HKD 1,956,434 34,512
MSCI Emerging Markets E-Mini Index 14 03/21/2025 USD 763,280 (1,305)
Russell 2000 E-Mini Index 77 03/21/2025 USD 8,837,290 (217,733)
S&P/TSX 60 Index 74 03/20/2025 CAD 15,762,141 225,100
SPI 200 Index 12 03/20/2025 AUD 1,591,872 41,198
$ 376,190
Forward Foreign Currency Contracts
FlexShares ® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,960,097 Bank of Montreal CNY
*
14,200,000 02/06/2025 $ 5,399
USD 1,853,801 Bank of Montreal EUR 1,760,398 03/19/2025 20,221
USD 2,610,643 Bank of Montreal HKD 20,274,345 03/19/2025 5,790
USD 408,929 BNP Paribas SA MXN 8,380,000 03/19/2025 5,664
USD 45,785 Toronto-Dominion Bank (The) SEK 500,827 03/19/2025 386
USD 748,856 Citibank NA TWD
*
24,180,000 03/19/2025 7,306
USD 227,153 Citibank NA ZAR 4,060,000 03/19/2025 10,463
Total unrealized appreciation $ 55,229
USD 2,816,351 JPMorgan Chase Bank NA CNY
*
20,500,000 02/06/2025 $ (5,572)
AUD 2,994,480 Bank of Montreal USD 1,880,007 03/19/2025 (11,877)
CAD 3,463,539 JPMorgan Chase Bank NA USD 2,448,309 03/19/2025 (52,587)
EUR 1,760,398 Morgan Stanley USD 1,842,738 03/19/2025 (9,159)
GBP 2,297,860 Bank of Montreal USD 2,912,116 03/19/2025 (57,272)
INR
*
53,715,711 Citibank NA USD 629,160 03/19/2025 (10,941)
JPY 9,759,416 UBS AG USD 64,849 03/19/2025 (1,524)
KRW
*
373,297,844 Citibank NA USD 262,053 03/19/2025 (4,683)
NOK 16,091,048 Bank of Montreal USD 1,444,053 03/19/2025 (20,671)
USD 1,003,334 Citibank NA BRL
*
6,022,760 03/19/2025 (18,231)
USD 597,458 BARCLAYS LONDON NOK 6,803,000 03/19/2025 (4,321)
Total unrealized depreciation $ (196,838)
Net unrealized depreciation $ (141,609)
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CNY — Chinese Renminbi
EUR — Euro
GBP — British Pound

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations: (continued)
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares ® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 11.4%
Austria 0.4
Brazil 3.3
Canada 15.5
Chile 0.1
China 4.4
Faeroe Islands 0.5
Finland 1.3
France 2.7
Germany 0.4
Hong Kong 0.2
India 2.2
Indonesia 0.3
Israel 0.6
Italy 0.7
Malaysia 0.8
Mexico 0.6
Norway 3.3
Qatar 1.5
Saudi Arabia 2.7
South Africa 2.0
South Korea 0.2
Spain 0.3
Sweden 0.8
Thailand 0.3
United Kingdom 7.6
United States 34.6
Zambia 0.3
Other
1
1.0
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.0%
Securities Lending Reinvestments 3.0
Others
(1)
(2.0)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Air Freight & Logistics -
2.3%
Deutsche Post AG 1,381,786 $ 50,002,325
International Distribution Services plc 886,998 4,020,604
Oesterreichische Post AG 37,928 1,151,299
PostNL NV(a) 306,872 313,905
55,488,133
Chemicals -
0.0%(b)
PureCycle Technologies, Inc.*(a) 62,064 577,816
Commercial Services & Supplies -
6.9%
Ambipar Participacoes e
Empreendimentos SA, Class B* 63,700 1,434,409
Befesa SA(a)(c) 40,514 884,443
Casella Waste Systems, Inc., Class
A* 22,412 2,410,186
China Everbright Environment Group
Ltd. 5,274,000 2,301,401
Clean Harbors, Inc.* 18,102 4,217,766
Cleanaway Co. Ltd. 112,000 614,275
Cleanaway Waste Management Ltd.
(a) 3,147,162 5,457,257
CoreCivic, Inc.* 43,100 881,826
Daiei Kankyo Co. Ltd.(a) 49,100 898,925
Daiseki Co. Ltd.(a) 63,460 1,524,515
GEO Group, Inc. (The)* 52,582 1,656,859
GFL Environmental, Inc. 493,064 21,265,850
Renewi plc 106,026 1,056,576
Republic Services, Inc., Class A 74,994 16,263,949
TRE Holdings Corp. 86,200 871,185
Veralto Corp. 89,648 9,268,707
Waste Connections, Inc. 356,006 65,645,712
Waste Management, Inc. 133,610 29,428,939
166,082,780
Diversified Telecommunication Services -
14.9%
AT&T, Inc. 2,607,550 61,877,162
BCE, Inc.(a) 761,031 18,186,972
BT Group plc(a) 5,108,212 9,006,689
Cellnex Telecom SA(c) 389,624 13,119,039
China Tower Corp. Ltd., Class H(c) 35,160,000 5,054,058
Cogent Communications Holdings,
Inc.(a) 17,240 1,298,862
Deutsche Telekom AG (Registered) 2,941,144 98,909,033
Frontier Communications Parent,
Inc.* 88,786 3,174,987
GCI Liberty, Inc.*‡ 36,294 —
HKT Trust & HKT Ltd. 3,036,000 3,732,851
Indus Towers Ltd.* 1,092,154 4,377,884
Infrastrutture Wireless Italiane SpA(c) 283,598 2,956,987
Iridium Communications, Inc. 30,170 867,388
KINX, Inc.* 1,724 86,259
Koninklijke KPN NV 3,248,016 11,787,274
Liberty Global Ltd., Class A* 77,580 892,946
Investments Shares Value
Diversified Telecommunication Services
(continued)
Liberty Global Ltd., Class C*(a) 49,134 $ 576,342
Nippon Telegraph & Telephone Corp. 44,479,200 43,861,633
Quebecor, Inc., Class B(a) 132,748 2,956,983
Spark New Zealand Ltd. 1,368,856 2,251,999
Swisscom AG (Registered)(a) 20,688 11,699,012
Verizon Communications, Inc. 1,530,912 60,302,624
356,976,984
Electric Utilities -
13.2%
American Electric Power Co., Inc. 192,226 18,907,349
Constellation Energy Corp. 114,646 34,391,507
Duke Energy Corp. 280,150 31,373,998
Edison International 141,368 7,633,872
Enel SpA 5,296,128 37,817,897
Exelon Corp. 358,592 14,343,680
Iberdrola SA 3,899,526 55,293,181
Iberdrola SA* 68,423 970,201
NextEra Energy, Inc. 748,216 53,542,337
PG&E Corp. 954,234 14,933,762
Southern Co. (The)(a) 398,244 33,432,584
Xcel Energy, Inc. 211,190 14,191,968
316,832,336
Gas Utilities -
0.7%
AltaGas Ltd.(a) 207,742 4,811,094
APA Group(a) 833,787 3,546,909
Enagas SA(a) 179,296 2,277,651
Snam SpA(a) 1,427,472 6,627,225
17,262,879
Ground Transportation -
16.3%
Aurizon Holdings Ltd. 2,655,822 5,433,546
Canadian National Railway Co. 795,626 83,405,447
Canadian Pacific Kansas City Ltd. 1,290,414 102,912,354
Central Japan Railway Co. 1,427,200 26,626,934
CSX Corp.(a) 712,874 23,432,168
East Japan Railway Co. 1,551,600 27,800,544
Keisei Electric Railway Co. Ltd.(a) 651,500 6,247,837
Kyushu Railway Co. 214,600 5,238,541
MTR Corp. Ltd.(a) 2,197,500 6,867,540
Norfolk Southern Corp. 81,890 20,906,517
Odakyu Electric Railway Co. Ltd.(a) 517,200 4,926,510
Rumo SA 1,810,200 5,701,905
Tobu Railway Co. Ltd. 258,600 4,470,599
Union Pacific Corp. 221,534 54,893,910
West Japan Railway Co. 637,700 11,790,346
390,654,698
Health Care Providers & Services -
3.1%
Acadia Healthcare Co., Inc.* 30,170 1,360,969
Bangkok Chain Hospital PCL, NVDR 2,327,400 988,324
Bangkok Dusit Medical Services
PCL, NVDR 18,877,800 13,173,817
Bumrungrad Hospital PCL, NVDR 948,200 5,068,330
Encompass Health Corp. 37,066 3,679,542

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
HCA Healthcare, Inc. 67,236 $ 22,181,829
IHH Healthcare Bhd. 3,103,200 4,984,613
Life Healthcare Group Holdings Ltd. 1,300,758 1,097,319
Mitra Keluarga Karyasehat Tbk.
PT(c) 6,206,400 921,441
Ramsay Health Care Ltd.(a) 267,220 5,623,732
Rede D'Or Sao Luiz SA(c) 1,120,600 5,361,768
Select Medical Holdings Corp.(a) 42,238 830,821
Tenet Healthcare Corp.* 36,204 5,100,782
Universal Health Services, Inc.,
Class B 19,826 3,738,390
74,111,677
Independent Power and Renewable Electricity Producers
-
0.6%
RWE AG 455,998 14,164,098
IT Services -
0.2%
Fastly, Inc., Class A*(a) 44,824 469,307
NEXTDC Ltd.*(a) 524,096 4,854,538
5,323,845
Media -
2.7%
Charter Communications, Inc., Class
A*(a) 35,342 12,210,307
Comcast Corp., Class A 1,404,198 47,265,305
Liberty Broadband Corp., Class C*(a) 43,962 3,370,127
Sirius XM Holdings, Inc.(a) 74,132 1,779,909
64,625,648
Multi-Utilities -
7.8%
Consolidated Edison, Inc. 125,852 11,797,367
Dominion Energy, Inc. 301,700 16,771,503
E.ON SE 1,549,014 18,389,369
Engie SA 1,259,382 20,835,768
National Grid plc 3,482,483 42,397,506
Public Service Enterprise Group, Inc. 182,744 15,266,434
Sempra(a) 233,602 19,372,614
Veolia Environnement SA 1,030,952 29,526,055
WEC Energy Group, Inc.(a) 117,232 11,636,448
185,993,064
Oil, Gas & Consumable Fuels -
9.1%
Antero Midstream Corp.(a) 134,472 2,156,931
DT Midstream, Inc. 37,066 3,746,631
Enbridge, Inc.(a) 1,483,502 64,379,838
Hess Midstream LP, Class A 35,342 1,431,705
Keyera Corp.(a) 150,850 4,295,566
Kinder Morgan, Inc. 724,942 19,921,406
Koninklijke Vopak NV 40,514 1,865,753
New Fortress Energy, Inc.(a) 51,720 775,800
ONEOK, Inc. 212,914 20,688,854
Pembina Pipeline Corp.(a) 390,486 14,144,585
Santos Ltd. 2,161,896 9,506,803
Secure Waste Infrastructure Corp.(a) 181,882 1,886,323
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Targa Resources Corp. 81,028 $ 15,946,311
TC Energy Corp.(a) 705,978 31,924,391
Transneft PJSC (Preference)‡ 147,300 —
Williams Cos., Inc. (The) 445,654 24,702,601
217,373,498
Specialized REITs -
4.5%
American Tower Corp., REIT 169,814 31,407,099
Crown Castle, Inc., REIT 156,884 14,006,604
Digital Core REIT Management Pte.
Ltd., REIT 948,200 526,251
Digital Realty Trust, Inc., REIT 112,060 18,362,152
Equinix, Inc., REIT 34,480 31,502,997
Keppel DC REIT, REIT 1,551,605 2,518,653
SBA Communications Corp., Class
A, REIT 38,790 7,663,352
Uniti Group, Inc., REIT(a) 95,682 521,467
106,508,575
Transportation Infrastructure -
7.4%
Adani Ports & Special Economic
Zone Ltd. 1,405,922 17,844,231
Aena SME SA(a)(c) 101,716 22,035,980
Aeroports de Paris SA 32,756 3,745,665
Airports of Thailand PCL, NVDR 6,034,000 9,899,881
Atlas Arteria Ltd.(a) 1,324,032 4,187,135
Auckland International Airport Ltd.(a) 2,136,898 10,437,943
Bangkok Expressway & Metro PCL,
NVDR 9,740,600 1,952,459
CCR SA 1,293,000 2,485,730
China Merchants Port Holdings Co.
Ltd. 1,758,000 2,960,234
COSCO SHIPPING Ports Ltd.(a) 1,758,000 1,015,324
Flughafen Zurich AG (Registered)(a) 25,860 6,265,294
Gemadept Corp. 527,433 1,343,818
Getlink SE 439,620 7,063,043
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 560,300 10,396,158
Grupo Aeroportuario del Sureste
SAB de CV, Class B 241,360 6,583,986
International Container Terminal
Services, Inc. 2,404,980 14,420,074
Japan Airport Terminal Co. Ltd. 131,800 4,296,586
Jiangsu Expressway Co. Ltd., Class
H 1,758,000 1,942,654
Promotora y Operadora de
Infraestructura SAB de CV 267,220 2,534,621
Qube Holdings Ltd.(a) 2,462,734 6,421,025
Santos Brasil Participacoes SA 603,400 1,361,433
Transurban Group 4,316,034 36,020,649
Westports Holdings Bhd. 1,206,800 1,239,965
Zhejiang Expressway Co. Ltd., Class
H 1,758,000 1,263,514
177,717,402
Water Utilities -
2.6%
Aguas Andinas SA, Class A 4,129,842 1,318,686

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Water Utilities
(continued)
American States Water Co.(a) 16,378 $ 1,220,161
American Water Works Co., Inc. 69,822 8,702,614
Beijing Enterprises Water Group Ltd.
(a) 7,032,000 1,949,422
California Water Service Group 25,860 1,171,199
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 775,800 12,559,686
Cia de Saneamento de Minas Gerais
Copasa MG 258,600 990,750
Cia De Sanena Do Parana
(Preference)* 1,206,800 1,061,877
Essential Utilities, Inc.(a) 86,200 3,058,376
Guangdong Investment Ltd. 3,516,000 2,653,381
Middlesex Water Co.(a) 8,620 436,517
Pennon Group plc(a) 365,488 2,624,912
Ranhill Utilities Bhd.* 689,600 204,211
Severn Trent plc 376,694 11,827,905
SJW Group(a) 15,516 779,369
United Utilities Group plc 955,096 12,140,499
62,699,565
Wireless Telecommunication Services -
6.9%
KDDI Corp. 1,206,800 40,416,305
SoftBank Corp. 23,532,600 30,424,453
SoftBank Group Corp.(a) 862,000 52,388,001
T-Mobile US, Inc. 180,158 41,971,409
165,200,168
Total Common Stocks
(Cost $2,176,728,547) 2,377,593,166
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.5%(d)
REPURCHASE AGREEMENTS - 2.5%
BofA Securities, Inc.
4.78%, dated 1/31/2025, due
5/5/2025, repurchase price
$2,024,962, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 1.38% - 4.38%, maturing
1/31/2030 - 2/15/2053; total
market value $2,084,575 $ 2,000,000 2,000,000
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$4,985,481, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $5,053,207 4,983,683 4,983,683
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$8,002,880, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $92,105,536 $ 8,000,000 $ 8,000,000
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$36,063,549, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$39,822,953 36,050,000 36,050,000
NBC Global Finance Ltd.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$8,003,007, collateralized by
various Common Stocks; total
market value $8,834,455 8,000,000 8,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,000,750, collateralized by
various Common Stocks; total
market value $2,208,156 2,000,000 2,000,000
61,033,683
Total Securities Lending Reinvestments
(Cost $61,033,683) 61,033,683
Total Investments - 101.7%
(Cost $2,237,762,230) 2,438,626,849
Liabilities in excess of other assets - (1.7%) (39,878,204)
NET ASSETS - 100.0% $2,398,748,645
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $153,006,927, collateralized
in the form of cash with a value of $61,033,683 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $85,806,721 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from February 13, 2025 – November 15, 2054
and $16,369,902 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates ranging
from April 16, 2025 – June 30, 2120; a total value of
$163,210,306.
(b) Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $61,033,683.
Percentages shown are based on Net Assets.
Abbreviations
NVDR   — Non-Voting Depositary Receipt
PJSC   — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust
Futures Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
FTSE 100 Index 65 03/21/2025 GBP $ 6,995,122 $ 272,974
S&P 500 E-Mini Index 17 03/21/2025 USD 5,157,162 7,250
S&P/TSX 60 Index 27 03/20/2025 CAD 5,751,051 67,205
SPI 200 Index 26 03/20/2025 AUD 3,449,057 89,307
TOPIX Index 5 03/13/2025 JPY 901,195 16,515
$ 453,251
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 3.4%
Austria 0.0
†
Belgium 0.1
Brazil 1.3
Canada 14.6
Chile 0.1
China 0.8
France 2.6
Germany 7.6
Hong Kong 0.4
India 0.9
Indonesia 0.0
†
Italy 2.0
Japan 10.9
Malaysia 0.3
Mexico 0.8
Netherlands 0.6
New Zealand 0.5
Philippines 0.6
Singapore 0.1
South Africa 0.0
†
South Korea 0.0
†
Spain 3.9
Switzerland 0.8
Taiwan 0.0
†
Thailand 1.3
United Kingdom 3.5
United States 42.0
Vietnam 0.1
Other
1
0.8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 2.5
Others
(1)
(1.7)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .5%
Capital Markets -
0 .2%
HMC Capital Ltd., REIT(a) 157,497 $ 934,251
Diversified REITs -
6 .6%
Alexander & Baldwin, Inc., REIT 55,695 994,156
American Assets Trust, Inc., REIT 39,903 968,845
British Land Co. plc (The), REIT 509,292 2,387,000
Broadstone Net Lease, Inc., REIT 109,416 1,722,208
Charter Hall Group, REIT 265,926 2,607,497
Covivio SA, REIT 6,909 368,449
Empire State Realty Trust, Inc., Class
A, REIT(a) 102,789 982,663
Essential Properties Realty Trust,
Inc., REIT 101,097 3,245,214
Mapletree Pan Asia Commercial
Trust, REIT 1,381,800 1,233,659
Merlin Properties Socimi SA, REIT 222,075 2,580,993
Mori Trust Reit, Inc., REIT 2,256 922,214
NIPPON REIT Investment Corp.,
REIT 1,984 1,044,211
NTT UD REIT Investment Corp.,
REIT(a) 846 722,255
OUE REIT, REIT 296,100 64,450
Reit 1 Ltd., REIT 214,602 1,144,023
Stockland, REIT 1,345,845 4,340,064
Tokyu REIT, Inc., REIT(a) 730 766,064
WP Carey, Inc., REIT(a) 7,755 433,582
26,527,547
Financial Services -
0 .5%
HA Sustainable Infrastructure Capital,
Inc.(a) 65,142 1,824,628
Health Care REITs -
5 .4%
Healthpeak Properties, Inc., REIT 402,978 8,325,526
LTC Properties, Inc., REIT(a) 30,033 1,033,135
National Health Investors, Inc.,
REIT(a) 25,098 1,709,425
Parkway Life REIT, REIT 380,700 1,087,072
Sabra Health Care REIT, Inc.,
REIT(a) 132,540 2,214,743
Welltower, Inc., REIT 56,259 7,678,228
22,048,129
Hotel & Resort REITs -
3 .6%
Apple Hospitality REIT, Inc., REIT 125,490 1,937,566
CDL Hospitality Trusts, REIT 1,353,600 863,915
Far East Hospitality Trust, REIT 197,400 88,118
Host Hotels & Resorts, Inc., REIT 398,325 6,656,011
Park Hotels & Resorts, Inc., REIT 117,030 1,578,735
RLJ Lodging Trust, REIT 105,609 1,029,688
Sunstone Hotel Investors, Inc., REIT 119,568 1,354,705
Xenia Hotels & Resorts, Inc., REIT 76,704 1,147,492
14,656,230
Investments Shares Value
Industrial REITs -
7 .1%
AIMS APAC REIT, REIT 98,700 $ 93,944
First Industrial Realty Trust, Inc.,
REIT 74,589 3,982,307
Goodman Group, REIT 178,365 4,055,251
Innovative Industrial Properties, Inc.,
REIT 16,356 1,172,398
Mitsubishi Estate Logistics REIT
Investment Corp., REIT(a) 385 885,115
Montea NV, REIT 13,310 925,656
Prologis, Inc., REIT 104,763 12,492,988
STAG Industrial, Inc., REIT 81,780 2,795,240
Tritax Big Box REIT plc, REIT 1,252,362 2,273,495
28,676,394
Office REITs -
4 .1%
Cousins Properties, Inc., REIT 87,843 2,681,847
Highwoods Properties, Inc., REIT 60,771 1,810,368
Ichigo Office REIT Investment Corp.,
REIT 1,833 981,309
Keppel REIT, REIT 1,607,400 1,014,039
Kilroy Realty Corp., REIT 63,027 2,459,314
Piedmont Office Realty Trust, Inc.,
Class A, REIT 108,993 952,599
SL Green Realty Corp., REIT(a) 36,801 2,480,019
Vornado Realty Trust, REIT 93,201 4,031,875
16,411,370
Real Estate Management & Development -
15 .3%
Aeon Mall Co. Ltd.(a) 80,300 1,016,649
Airport City Ltd.* 63,450 1,074,220
Allreal Holding AG (Registered) 8,460 1,589,423
Amot Investments Ltd. 207,975 1,219,856
Aroundtown SA* 449,367 1,340,690
Big Shopping Centers Ltd.*(a) 10,011 1,568,535
Capitaland India Trust 1,184,400 891,381
Catena AB(a) 22,137 967,800
City Developments Ltd. 293,500 1,093,614
CTP NV(b) 75,943 1,266,303
Daito Trust Construction Co. Ltd. 33,300 3,577,304
Grand City Properties SA* 75,717 876,847
Hang Lung Group Ltd.(a) 789,000 1,043,008
Heiwa Real Estate Co. Ltd. 34,700 1,013,997
Henderson Land Development Co.
Ltd. 800,000 2,217,773
Ichigo, Inc.(a) 352,500 810,397
Intershop Holding AG 1,085 162,980
Kerry Properties Ltd. 517,500 1,016,191
Melisron Ltd.(a) 15,228 1,444,604
Mitsubishi Estate Co. Ltd. 442,500 6,481,046
Nomura Real Estate Holdings, Inc. 62,800 1,679,804
PSP Swiss Property AG (Registered) 25,944 3,848,529
Samhallsbyggnadsbolaget i Norden
AB(a) 2,420,406 1,231,722
Sino Land Co. Ltd. 2,128,954 2,041,081

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sirius Real Estate Ltd., REIT 946,110 $ 942,235
Sumitomo Realty & Development
Co. Ltd. 163,800 5,703,646
Sun Hung Kai Properties Ltd. 813,500 7,287,630
Swire Properties Ltd. 640,000 1,261,666
Tokyo Tatemono Co. Ltd.(a) 105,800 1,642,513
Tokyu Fudosan Holdings Corp. 324,300 2,096,379
UOL Group Ltd. 296,100 1,109,856
VGP NV(a) 9,870 847,506
Wihlborgs Fastigheter AB 154,677 1,535,672
Zug Estates Holding AG, Class B 60 138,759
62,039,616
Residential REITs -
19 .6%
American Homes 4 Rent, Class A,
REIT 185,979 6,440,453
AvalonBay Communities, Inc.,
REIT(a) 81,216 17,990,156
Boardwalk REIT, REIT 21,573 933,229
Camden Property Trust, REIT 61,335 6,974,403
Centerspace, REIT 14,382 873,707
Equity Residential, REIT 196,695 13,892,568
Essex Property Trust, Inc., REIT 36,378 10,352,087
Independence Realty Trust, Inc.,
REIT(a) 126,759 2,435,040
Killam Apartment REIT, REIT 76,281 870,654
Mid-America Apartment
Communities, Inc., REIT 67,398 10,283,587
NexPoint Residential Trust, Inc.,
REIT 22,842 901,802
UDR, Inc., REIT 177,237 7,397,872
79,345,558
Retail REITs -
21 .4%
Acadia Realty Trust, REIT(a) 59,502 1,370,926
Agree Realty Corp., REIT(a) 58,092 4,215,736
BWP Trust, REIT(a) 490,539 1,040,311
CapitaLand Integrated Commercial
Trust, REIT 3,222,900 4,637,095
Carmila SA, REIT 57,810 1,003,610
Choice Properties REIT, REIT 107,019 954,728
CT REIT, REIT(a) 78,537 774,931
Eurocommercial Properties NV,
REIT(a) 43,567 1,066,581
Fukuoka REIT Corp., REIT(a) 888 843,557
InvenTrust Properties Corp., REIT 41,031 1,220,262
Japan Metropolitan Fund Invest,
REIT 4,030 2,459,380
Kimco Realty Corp., REIT(a) 388,173 8,714,484
Kite Realty Group Trust, REIT 126,477 2,927,942
Klepierre SA, REIT 123,939 3,697,731
Mercialys SA, REIT 79,806 876,912
NNN REIT, Inc., REIT 103,635 4,082,183
PARAGON REIT, REIT 183,300 119,693
Realty Income Corp., REIT 30,456 1,664,116
Investments Shares Value
Retail REITs
(continued)
Regency Centers Corp., REIT 90,240 $ 6,482,842
Retail Estates NV, REIT 2,067 123,553
Shaftesbury Capital plc, REIT 891,120 1,376,326
Simon Property Group, Inc., REIT 131,271 22,822,776
SITE Centers Corp., REIT 61,899 927,247
SmartCentres REIT, REIT(a) 61,194 1,037,752
Starhill Global REIT, REIT 338,400 127,340
Tanger, Inc., REIT(a) 61,617 2,022,270
Unibail-Rodamco-Westfield, REIT 68,244 5,736,455
Urban Edge Properties, REIT(a) 69,231 1,408,158
Vicinity Ltd., REIT 2,242,464 3,091,209
86,826,106
Specialized REITs -
14 .7%
American Tower Corp., REIT 47,517 8,788,269
Big Yellow Group plc, REIT(a) 108,147 1,283,310
Crown Castle, Inc., REIT 3,666 327,300
CubeSmart, REIT 127,182 5,303,489
Digital Realty Trust, Inc., REIT 16,638 2,726,303
EPR Properties, REIT(a) 43,851 2,021,531
Equinix, Inc., REIT 9,024 8,244,868
Lamar Advertising Co., Class A,
REIT(a) 49,773 6,292,303
National Storage Affiliates Trust,
REIT 41,031 1,524,302
National Storage REIT, REIT(a) 751,917 1,055,269
Public Storage, REIT 8,178 2,440,969
Safestore Holdings plc, REIT 125,631 962,374
Shurgard Self Storage Ltd., REIT 25,098 934,044
VICI Properties, Inc., Class A, REIT 592,341 17,633,992
59,538,323
Total Common Stocks
(Cost $385,029,899) 398,828,152
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .5% (c)
REPURCHASE AGREEMENTS - 3 .5%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,199,180, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $1,215,470 $ 1,198,748 1,198,748
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$4,001,440, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $46,052,768 4,000,000 4,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$7,002,631, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$7,732,612 $ 7,000,000 $ 7,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,000,750, collateralized by
various Common Stocks; total
market value $2,208,156 2,000,000 2,000,000
14,198,748
Total Securities Lending Reinvestments
(Cost $14,198,748) 14,198,748
Total Investments - 102.0%
(Cost $399,228,647) 413,026,900
Liabilities in excess of other assets - (2.0%) (8,231,302)
NET ASSETS - 100.0% $404,795,598
*
Non-income producing security.
(a)
The security or a portion of this security is on loan
at January 31, 2025. The total value of securities
on loan at January 31, 2025 was $43,866,896,
collateralized in the form of cash with a value of
$14,198,748 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $27,107,254
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February
4, 2025 – November 15, 2054 and $4,030,575 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 5.75%, and maturity dates ranging from April 16,
2025 – June 30, 2120; a total value of $45,336,577.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $14,198,748.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
EURO STOXX 50 Index 10 03/21/2025 EUR $ 550,026 $ 34,859
S&P Midcap 400 E-Mini Index 10 03/21/2025 USD 3,250,000 (32,952)
SPI 200 Index 12 03/20/2025 AUD 1,591,872 41,770
$ 43,677
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 21,976 Bank of Montreal AUD 34,359 03/19/2025 $ 541
USD 63,810 JPMorgan Chase Bank NA CAD 90,270 03/19/2025 1,371
USD 208,764 Toronto-Dominion Bank (The) EUR 200,000 03/19/2025 450
USD 31,405 BNP Paribas SA ILS 111,846 03/19/2025 85
USD 46,957 UBS AG SGD 62,894 03/19/2025 471
Total unrealized appreciation $ 2,918
EUR 185,645 Bank of Montreal USD 195,495 03/19/2025 $ (2,133)
JPY 59,523,000 UBS AG USD 395,515 03/19/2025 (9,296)
USD 196,470 Toronto-Dominion Bank (The) JPY 30,430,000 03/19/2025 (977)
Total unrealized depreciation $ (12,406)
Net unrealized depreciation $ (9,488)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 4 .2%
Belgium 0 .7
Canada 1 .1
France 2 .9
Germany 0 .5
Hong Kong 3 .7
Israel 1 .6
Japan 8 .1
Netherlands 0 .6
Singapore 3 .1
Spain 0 .6
Sweden 0 .9
Switzerland 1 .4
United Kingdom 2 .3
United States 66 .8
Other
1
1 .5
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .5%
Securities Lending Reinvestments 3 .5
Others
(1)
( 2 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Real Assets Allocation Index Fund
January 31, 2025 (Unaudited)
The underlying index of the FlexShares ® Real Assets Allocation
Index Fund is comprised of securities of affiliated FlexShares ®
Funds. The Schedules of Investments of the affiliated FlexShares ®
Funds are located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.8%
FlexShares® Global Quality Real
Estate Index Fund(a) 47,151 $ 2,711,890
FlexShares® Morningstar Global
Upstream Natural Resources
Index Fund(a) 17,955 681,213
FlexShares® STOXX® Global
Broad Infrastructure Index
Fund(a) 61,731 3,423,601
Total Exchange Traded Funds
(Cost $7,314,135) 6,816,704
Total Investments - 99.8%
(Cost $7,314,135) 6,816,704
Other assets less liabilities - 0.2% 10,532
NET ASSETS - 100.0% $6,827,236
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
Percentages shown are based on Net Assets.
Investment in a company which was affiliated for the period ended January 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2025
Value
January 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares® Global
Quality Real
Estate Index
Fund $ 3,143,386 $ 55,955 $ 352,954 47,151 $ 2,711,890 $ (111,048) $ 65,351 $ (23,449)
FlexShares®
Morningstar
Global
Upstream
Natural
Resources
Index Fund 793,413 12,738 87,951 17,955 681,213 (30,073) 6,381 (6,914)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund 3,955,335 65,741 444,967 61,731 3,423,601 (136,674) 53,191 (15,834)
$7,892,134 $134,434 $885,872 126,837 $6,816,704 $(277,795) $124,923 $(46,197)
Security Type % of Net Assets
Exchange Traded Funds 99.8%
Others
(1)
0.2
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.5%
Aerospace & Defense -
0.5%
Lockheed Martin Corp. 20,865 $ 9,659,452
Banks -
3.7%
Bank of America Corp. 32,023 1,482,665
Comerica, Inc. 138,422 9,318,569
Cullen/Frost Bankers, Inc.(a) 55,782 7,776,011
JPMorgan Chase & Co. 107,432 28,716,573
Popular, Inc. 91,937 9,463,995
Truist Financial Corp. 238,623 11,363,227
68,121,040
Biotechnology -
4.0%
AbbVie, Inc. 291,306 53,571,173
Gilead Sciences, Inc. 206,600 20,081,520
73,652,693
Broadline Retail -
0.8%
Dillard's, Inc., Class A(a) 4,132 1,934,231
eBay, Inc. 166,313 11,222,801
Macy's, Inc.(a) 32,023 498,918
Nordstrom, Inc.(a) 24,792 599,967
14,255,917
Building Products -
0.7%
Trane Technologies plc 37,188 13,489,947
Capital Markets -
3.3%
Bank of New York Mellon Corp. (The) 142,554 12,249,665
Invesco Ltd. 536,127 10,309,722
Janus Henderson Group plc 212,798 9,561,014
Morgan Stanley 134,290 18,589,765
Virtu Financial, Inc., Class A 267,547 10,717,933
61,428,099
Chemicals -
0.8%
Cabot Corp. 21,693 1,875,794
Olin Corp.(a) 111,564 3,267,710
Scotts Miracle-Gro Co. (The)(a) 124,993 8,869,503
14,013,007
Commercial Services & Supplies -
0.4%
Cintas Corp. 34,089 6,837,231
Communications Equipment -
0.3%
Motorola Solutions, Inc. 11,276 5,291,263
Construction & Engineering -
0.1%
EMCOR Group, Inc. 4,132 1,851,384
Construction Materials -
0.1%
Eagle Materials, Inc. 5,165 1,326,062
Consumer Finance -
0.9%
Ally Financial, Inc. 186,973 7,286,338
Investments Shares Value
Consumer Finance
(continued)
OneMain Holdings, Inc. 167,346 $ 9,294,397
Synchrony Financial 10,330 712,563
17,293,298
Consumer Staples Distribution & Retail -
0.4%
Costco Wholesale Corp. 4,940 4,840,607
Walmart, Inc. 36,155 3,548,975
8,389,582
Distributors -
0.4%
Pool Corp.(a) 22,669 7,803,803
Diversified Consumer Services -
0.2%
H&R Block, Inc.(a) 52,683 2,913,897
Diversified Telecommunication Services -
0.3%
Iridium Communications, Inc. 199,369 5,731,859
Electric Utilities -
1.2%
Duke Energy Corp. 5,165 578,428
Edison International 74,376 4,016,304
Evergy, Inc. 123,960 7,954,513
NRG Energy, Inc. 4,132 423,282
OGE Energy Corp. 222,095 9,379,072
22,351,599
Electrical Equipment -
0.5%
Vertiv Holdings Co., Class A 87,805 10,274,941
Energy Equipment & Services -
0.0%(b)
Weatherford International plc 13,429 845,356
Entertainment -
0.4%
Electronic Arts, Inc. 65,079 7,998,860
Financial Services -
2.3%
Fidelity National Information
Services, Inc. 123,960 10,099,021
Mastercard, Inc., Class A 9,444 5,245,481
Radian Group, Inc.(a) 262,382 8,926,236
Visa, Inc., Class A(a) 25,825 8,826,985
Western Union Co. (The)(a) 867,720 8,954,870
42,052,593
Gas Utilities -
0.7%
MDU Resources Group, Inc.(a) 144,620 2,577,129
UGI Corp.(a) 368,781 11,332,640
13,909,769
Ground Transportation -
1.3%
Old Dominion Freight Line, Inc. 2,066 383,470
Union Pacific Corp. 98,135 24,316,872
24,700,342
Health Care Equipment & Supplies -
0.5%
ResMed, Inc.(a) 43,386 10,246,905

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services -
0.1%
Cencora, Inc.(a) 10,330 $ 2,625,989
Hotel & Resort REITs -
0.5%
Host Hotels & Resorts, Inc., REIT(a) 553,688 9,252,126
Hotels, Restaurants & Leisure -
2.5%
Booking Holdings, Inc. 3,159 14,965,952
Domino's Pizza, Inc. 7,231 3,247,587
Las Vegas Sands Corp.(a) 172,511 7,906,179
Marriott International, Inc., Class A 3,099 900,538
Starbucks Corp.(a) 137,389 14,794,047
Wingstop, Inc. 11,363 3,385,038
Wyndham Hotels & Resorts, Inc. 7,231 759,400
45,958,741
Household Products -
3.1%
Colgate-Palmolive Co. 32,023 2,776,394
Procter & Gamble Co. (The) 328,494 54,526,719
57,303,113
Independent Power and Renewable Electricity Producers
-
0.3%
NextEra Energy Partners LP(a) 562,985 5,933,862
Industrial Conglomerates -
0.7%
3M Co. 90,904 13,835,589
Insurance -
3.2%
Aflac, Inc. 100,201 10,759,583
MetLife, Inc. 123,960 10,723,780
Old Republic International Corp.(a) 253,085 9,257,849
Principal Financial Group, Inc. 84,706 6,984,010
Prudential Financial, Inc. 84,706 10,229,096
Willis Towers Watson plc 33,056 10,894,101
58,848,419
Interactive Media & Services -
8.4%
Alphabet, Inc., Class A 192,138 39,199,995
Alphabet, Inc., Class C 168,379 34,618,722
Meta Platforms, Inc., Class A 119,828 82,583,061
156,401,778
IT Services -
2.6%
Accenture plc, Class A 101,234 38,970,029
Amdocs Ltd. 100,201 8,836,726
47,806,755
Machinery -
2.5%
Caterpillar, Inc. 60,905 22,622,553
Illinois Tool Works, Inc. 49,584 12,850,190
Parker-Hannifin Corp. 1,166 824,420
Snap-on, Inc.(a) 26,984 9,583,368
45,880,531
Marine Transportation -
0.2%
Matson, Inc.(a) 28,924 4,102,869
Investments Shares Value
Media -
0.7%
Interpublic Group of Cos., Inc. (The) 293,372 $ 8,410,975
Nexstar Media Group, Inc., Class
A(a) 29,957 4,590,012
13,000,987
Metals & Mining -
0.5%
Southern Copper Corp. 95,036 8,707,198
Mortgage Real Estate Investment Trusts (REITs) -
0.5%
Starwood Property Trust, Inc.(a) 479,312 9,274,687
Multi-Utilities -
0.6%
Dominion Energy, Inc. 188,006 10,451,254
Office REITs -
0.5%
Kilroy Realty Corp., REIT(a) 241,722 9,431,992
Oil, Gas & Consumable Fuels -
2.3%
Chevron Corp. 2,066 308,226
ConocoPhillips 61,980 6,125,483
DT Midstream, Inc. 92,970 9,397,408
Exxon Mobil Corp. 72,310 7,724,877
Marathon Petroleum Corp.(a) 61,980 9,031,106
Scorpio Tankers, Inc. 4,132 196,766
Valero Energy Corp.(a) 70,244 9,342,452
42,126,318
Paper & Forest Products -
0.1%
Louisiana-Pacific Corp. 16,528 1,933,280
Pharmaceuticals -
5.1%
Bristol-Myers Squibb Co. 299,570 17,659,652
Johnson & Johnson 359,484 54,695,491
Merck & Co., Inc. 94,003 9,289,376
Zoetis, Inc. 75,546 12,910,811
94,555,330
Professional Services -
3.1%
Automatic Data Processing, Inc. 67,145 20,345,607
Booz Allen Hamilton Holding Corp. 19,627 2,531,883
Broadridge Financial Solutions, Inc. 24,792 5,905,950
Leidos Holdings, Inc. 29,957 4,254,793
Paychex, Inc. 75,409 11,135,647
Paycom Software, Inc. 35,122 7,289,922
Robert Half, Inc.(a) 94,003 6,090,454
57,554,256
Residential REITs -
2.0%
AvalonBay Communities, Inc., REIT 44,419 9,839,253
Camden Property Trust, REIT 78,508 8,927,144
Equity Residential, REIT 134,290 9,484,903
Mid-America Apartment
Communities, Inc., REIT 61,980 9,456,908
37,708,208
Retail REITs -
0.3%
Brixmor Property Group, Inc., REIT 218,996 5,707,036

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment -
11.0%
Broadcom, Inc. 89,871 $ 19,885,756
KLA Corp. 22,454 16,576,441
Lam Research Corp. 215,897 17,498,452
Microchip Technology, Inc. 126,026 6,843,212
NVIDIA Corp. 765,453 91,907,942
NXP Semiconductors NV 50,617 10,556,175
QUALCOMM, Inc. 183,874 31,797,331
Skyworks Solutions, Inc. 114,663 10,177,488
205,242,797
Software -
6.9%
Bentley Systems, Inc., Class B(a) 49,584 2,308,135
Gen Digital, Inc.(a) 328,494 8,839,774
Intuit, Inc. 46,382 27,899,237
Microsoft Corp. 210,766 87,480,536
Oracle Corp. 4,132 702,688
Salesforce, Inc. 4,132 1,411,904
128,642,274
Specialized REITs -
1.8%
CubeSmart, REIT 139,455 5,815,274
Lamar Advertising Co., Class A, REIT 75,409 9,533,206
National Storage Affiliates Trust,
REIT(a) 208,666 7,751,942
Public Storage, REIT(a) 32,107 9,583,297
32,683,719
Specialty Retail -
2.4%
Bath & Body Works, Inc. 80,574 3,030,388
Home Depot, Inc. (The) 10,330 4,255,753
Lowe's Cos., Inc. 86,772 22,564,191
Signet Jewelers Ltd.(a) 33,056 1,957,907
TJX Cos., Inc. (The) 2,066 257,816
Williams-Sonoma, Inc.(a) 64,046 13,537,403
45,603,458
Technology Hardware, Storage & Peripherals -
9.0%
Apple, Inc. 684,879 161,631,444
NetApp, Inc.(a) 50,617 6,180,336
167,811,780
Textiles, Apparel & Luxury Goods -
1.9%
Kontoor Brands, Inc. 104,333 9,582,986
NIKE, Inc., Class B 197,303 15,172,601
Ralph Lauren Corp.(a) 44,419 11,091,424
35,847,011
Tobacco -
2.4%
Altria Group, Inc. 284,075 14,837,237
Philip Morris International, Inc. 236,557 30,799,722
45,636,959
Trading Companies & Distributors -
0.5%
Fastenal Co. 132,224 9,684,086
Investments Shares Value
Trading Companies & Distributors
(continued)
Total Common Stocks
(Cost $1,426,262,867) $ 1,853,991,301
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3.9%(c)
CERTIFICATES OF DEPOSIT - 0.4%
Cooperatieve Rabobank UA, London
4.70%, 7/3/2025 $ 1,000,000 1,001,070
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 4.59%,
2/18/2025(d) 1,000,000 1,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(d) 1,000,000 1,000,552
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
2/21/2025(d) 2,000,000 2,000,000
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(d) 1,000,000 1,000,668
Total Certificates of Deposit
(Cost $6,000,000) 6,002,290
COMMERCIAL PAPER - 0.1%
Macquarie Bank Ltd.
(SOFR + 0.22%), 4.57%,
2/13/2025(d) (Cost $2,000,000) $ 2,000,000 2,000,000
REPURCHASE AGREEMENTS - 3.4%
BofA Securities, Inc.
4.78%, dated 1/31/2025, due
5/5/2025, repurchase price
$8,099,849, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 1.38% - 4.38%, maturing
1/31/2030 - 2/15/2053; total
market value $8,338,299 8,000,000 8,000,000
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$4,750,789, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $4,815,327 4,749,076 4,749,076
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$20,007,200, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $230,263,841 20,000,000 20,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$7,002,631, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$7,732,612 $ 7,000,000 $ 7,000,000
NBC Global Finance Ltd.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$15,005,638, collateralized by
various Common Stocks; total
market value $16,564,604 15,000,000 15,000,000
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$2,009,003, collateralized by
various Common Stocks; total
market value $2,192,856 2,000,000 2,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$7,002,625, collateralized by
various Common Stocks; total
market value $7,728,546 $ 7,000,000 $ 7,000,000
Total Repurchase Agreements
(Cost $63,749,076) 63,749,076
Total Securities Lending Reinvestments
(Cost $71,749,076) 71,751,366
Total Investments - 103.4%
(Cost $1,498,011,943) 1,925,742,667
Liabilities in excess of other assets - (3.4%) (62,862,678)
NET ASSETS - 100.0% $1,862,879,989
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $120,519,998, collateralized
in the form of cash with a value of $71,749,076 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $53,650,298 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 4, 2025 – November 15, 2054; a total
value of $125,399,374.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $71,751,366.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT   — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
Futures Contracts
FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
S&P 500 E-Mini Index 22 03/21/2025 USD $ 6,673,975 $ 7,541
S&P Midcap 400 E-Mini Index 6 03/21/2025 USD 1,950,000 (2,345)
$ 5,196
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99.5%
Securities Lending Reinvestments 3.9
Others
(1)
(3.4)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
0 .9%
Lockheed Martin Corp. 7,820 $ 3,620,269
Air Freight & Logistics -
0 .4%
Expeditors International of
Washington, Inc.(a) 14,260 1,619,651
Banks -
5 .0%
Bank of America Corp. 7,130 330,119
Commerce Bancshares, Inc.(a) 30,428 2,032,590
Cullen/Frost Bankers, Inc. 15,180 2,116,092
Glacier Bancorp, Inc.(a) 36,340 1,805,008
JPMorgan Chase & Co. 25,530 6,824,169
Popular, Inc. 20,700 2,130,858
Truist Financial Corp. 52,900 2,519,098
UMB Financial Corp.(a) 25,300 2,982,870
20,740,804
Biotechnology -
3 .9%
AbbVie, Inc. 64,400 11,843,160
Gilead Sciences, Inc. 45,770 4,448,844
16,292,004
Broadline Retail -
0 .8%
Dillard's, Inc., Class A(a) 920 430,661
eBay, Inc. 36,340 2,452,223
Macy's, Inc.(a) 16,100 250,838
3,133,722
Building Products -
0 .7%
Carlisle Cos., Inc. 4,830 1,881,092
Masco Corp. 11,960 948,189
2,829,281
Capital Markets -
1 .2%
Bank of New York Mellon Corp. (The) 31,510 2,707,655
Virtu Financial, Inc., Class A 59,570 2,386,374
5,094,029
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 10,120 500,940
Communications Equipment -
0 .7%
Motorola Solutions, Inc. 6,210 2,914,042
Construction & Engineering -
0 .5%
EMCOR Group, Inc. 4,370 1,958,022
Consumer Finance -
0 .5%
OneMain Holdings, Inc. 37,950 2,107,743
Consumer Staples Distribution & Retail -
0 .4%
Costco Wholesale Corp. 1,009 988,699
Walmart, Inc. 8,050 790,188
1,778,887
Investments Shares Value
Containers & Packaging -
0 .5%
Avery Dennison Corp.(a) 10,810 $ 2,007,741
Distributors -
0 .5%
Pool Corp. 5,980 2,058,615
Diversified Consumer Services -
0 .5%
H&R Block, Inc.(a) 34,270 1,895,474
Diversified Telecommunication Services -
1 .8%
AT&T, Inc. 111,550 2,647,082
Iridium Communications, Inc. 72,910 2,096,162
Verizon Communications, Inc. 65,090 2,563,895
7,307,139
Electric Utilities -
2 .9%
Duke Energy Corp. 28,520 3,193,955
Evergy, Inc.(a) 33,120 2,125,310
Exelon Corp. 42,320 1,692,800
OGE Energy Corp. 48,300 2,039,709
Pinnacle West Capital Corp.(a) 5,520 480,019
PPL Corp.(a) 66,470 2,233,392
11,765,185
Electrical Equipment -
0 .3%
Vertiv Holdings Co., Class A 10,120 1,184,242
Entertainment -
0 .4%
Electronic Arts, Inc. 14,490 1,780,966
Financial Services -
2 .2%
Fidelity National Information
Services, Inc. 27,140 2,211,096
Mastercard, Inc., Class A 2,070 1,149,740
Radian Group, Inc. 58,190 1,979,624
Visa, Inc., Class A(a) 5,750 1,965,350
Western Union Co. (The) 187,220 1,932,110
9,237,920
Food Products -
1 .4%
Cal-Maine Foods, Inc.(a) 17,480 1,886,092
General Mills, Inc. 28,750 1,729,025
Kellanova 26,910 2,199,354
5,814,471
Gas Utilities -
0 .5%
MDU Resources Group, Inc.(a) 110,400 1,967,328
Ground Transportation -
0 .5%
Landstar System, Inc. 11,270 1,855,718
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 9,660 2,281,499
Health Care Providers & Services -
2 .0%
Cencora, Inc. 9,660 2,455,669
Chemed Corp. 2,875 1,615,750

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Cigna Group (The) 4,140 $ 1,218,029
McKesson Corp. 4,830 2,872,642
8,162,090
Hotels, Restaurants & Leisure -
2 .6%
Domino's Pizza, Inc. 5,060 2,272,547
Las Vegas Sands Corp.(a) 39,560 1,813,035
Starbucks Corp. 40,940 4,408,419
Yum! Brands, Inc. 17,250 2,251,125
10,745,126
Household Products -
3 .9%
Colgate-Palmolive Co. 9,660 837,522
Kimberly-Clark Corp. 17,480 2,271,876
Procter & Gamble Co. (The) 77,050 12,789,529
15,898,927
Independent Power and Renewable Electricity Producers
-
0 .3%
NextEra Energy Partners LP 124,430 1,311,492
Industrial Conglomerates -
0 .7%
3M Co. 20,240 3,080,528
Insurance -
3 .8%
Aflac, Inc. 22,080 2,370,950
American Financial Group, Inc. 15,180 2,072,981
Assurant, Inc. 9,660 2,078,735
MetLife, Inc. 26,450 2,288,190
Old Republic International Corp.(a) 56,810 2,078,110
Unum Group 29,440 2,244,800
Willis Towers Watson plc 7,130 2,349,798
15,483,564
Interactive Media & Services -
6 .1%
Alphabet, Inc., Class A 31,740 6,475,595
Alphabet, Inc., Class C 25,760 5,296,256
Meta Platforms, Inc., Class A 19,654 13,545,144
25,316,995
IT Services -
2 .6%
Amdocs Ltd. 24,840 2,190,640
International Business Machines
Corp. 33,350 8,527,595
10,718,235
Machinery -
1 .2%
Illinois Tool Works, Inc. 11,040 2,861,126
Otis Worldwide Corp. 23,230 2,216,607
5,077,733
Media -
0 .4%
Interpublic Group of Cos., Inc. (The) 64,630 1,852,942
Metals & Mining -
0 .7%
Royal Gold, Inc. 14,950 2,090,309
Investments Shares Value
Metals & Mining
(continued)
Southern Copper Corp. 6,670 $ 611,105
2,701,414
Mortgage Real Estate Investment Trusts (REITs) -
0 .0% (b)
Starwood Property Trust, Inc.(a) 7,820 151,317
Multi-Utilities -
1 .4%
Consolidated Edison, Inc. 23,690 2,220,701
Dominion Energy, Inc. 40,940 2,275,855
WEC Energy Group, Inc.(a) 12,190 1,209,979
5,706,535
Oil, Gas & Consumable Fuels -
1 .4%
Chevron Corp. 460 68,628
DT Midstream, Inc. 20,700 2,092,356
Exxon Mobil Corp. 15,870 1,695,392
Scorpio Tankers, Inc. 37,950 1,807,179
5,663,555
Pharmaceuticals -
5 .9%
Bristol-Myers Squibb Co.(a) 43,470 2,562,557
Johnson & Johnson 79,580 12,108,097
Merck & Co., Inc. 92,460 9,136,897
Zoetis, Inc. 2,530 432,377
24,239,928
Professional Services -
3 .5%
Automatic Data Processing, Inc. 14,950 4,530,000
Booz Allen Hamilton Holding Corp. 14,260 1,839,540
Leidos Holdings, Inc. 13,800 1,960,014
Paychex, Inc. 16,560 2,445,415
Science Applications International
Corp.(a) 13,340 1,444,455
Verisk Analytics, Inc. 8,280 2,380,003
14,599,427
Residential REITs -
2 .5%
AvalonBay Communities, Inc., REIT 9,890 2,190,734
Camden Property Trust, REIT 17,480 1,987,651
Equity Residential, REIT 29,670 2,095,592
Essex Property Trust, Inc., REIT 7,130 2,028,984
Mid-America Apartment
Communities, Inc., REIT(a) 13,800 2,105,604
10,408,565
Semiconductors & Semiconductor Equipment -
8 .9%
Broadcom, Inc. 20,240 4,478,505
KLA Corp. 4,925 3,635,832
NVIDIA Corp. 165,830 19,911,208
QUALCOMM, Inc. 40,710 7,039,980
Skyworks Solutions, Inc. 19,090 1,694,429
36,759,954
Software -
6 .9%
Bentley Systems, Inc., Class B 31,970 1,488,204
Gen Digital, Inc. 73,600 1,980,576
Intuit, Inc. 7,590 4,565,461
Microsoft Corp. 47,840 19,856,470

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Oracle Corp. 920 $ 156,455
Salesforce, Inc. 920 314,364
28,361,530
Specialized REITs -
1 .7%
CubeSmart, REIT 34,500 1,438,650
National Storage Affiliates Trust,
REIT 45,540 1,691,811
Public Storage, REIT 7,130 2,128,162
SBA Communications Corp., REIT 9,890 1,953,869
7,212,492
Specialty Retail -
2 .8%
Home Depot, Inc. (The) 2,300 947,554
Lowe's Cos., Inc. 20,930 5,442,637
TJX Cos., Inc. (The) 41,170 5,137,605
11,527,796
Technology Hardware, Storage & Peripherals -
7 .5%
Apple, Inc. 130,640 30,831,040
Textiles, Apparel & Luxury Goods -
0 .8%
NIKE, Inc., Class B 43,930 3,378,217
Tobacco -
2 .5%
Altria Group, Inc. 63,020 3,291,535
Philip Morris International, Inc. 54,510 7,097,202
10,388,737
Trading Companies & Distributors -
0 .9%
Fastenal Co. 29,210 2,139,340
MSC Industrial Direct Co., Inc., Class
A(a) 17,710 1,424,061
3,563,401
Wireless Telecommunication Services -
1 .1%
T-Mobile US, Inc. 19,090 4,447,397
Total Common Stocks
(Cost $327,513,757) 409,334,629
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .7% (c)
REPURCHASE AGREEMENTS - 3 .7%
BofA Securities, Inc.
4.78%, dated 1/31/2025, due
5/5/2025, repurchase price
$1,012,481, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 1.38% - 4.38%, maturing
1/31/2030 - 2/15/2053; total
market value $1,042,288 $ 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$4,316,848, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $4,375,491 $ 4,315,291 $ 4,315,291
Citigroup Global Markets, Inc.
4.32%, dated 1/31/2025, due
2/3/2025, repurchase price
$8,002,880, collateralized by
various U.S. Treasury Securities,
ranging from 3.75% - 4.38%,
maturing 8/15/2027 - 1/31/2032;
total market value $92,105,536 8,000,000 8,000,000
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,376, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$1,104,659 1,000,000 1,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$1,000,375, collateralized by
various Common Stocks; total
market value $1,104,078 1,000,000 1,000,000
15,315,291
Total Securities Lending Reinvestments
(Cost $15,315,291) 15,315,291
Total Investments - 103.0%
(Cost $342,829,048) 424,649,920
Liabilities in excess of other assets - (3.0%) (12,184,312)
NET ASSETS - 100.0% $412,465,608
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $21,646,625, collateralized in
the form of cash with a value of $15,315,291 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $6,965,290 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 4, 2025 – November 15, 2054; a total
value of $22,280,581.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $15,315,291.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Abbreviations
REIT  — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
S&P 500 E-Mini Index 8 03/21/2025 USD $ 2,426,900 $ (7,778)
S&P 500 Micro E-Mini Index 20 03/21/2025 USD 606,725 (2,079)
$ (9,857)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 3 .7
Others
(1)
( 3 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.6%
Air Freight & Logistics -
1.5%
Deutsche Post AG 98,490 $ 3,564,031
SG Holdings Co. Ltd. 38,200 361,155
Sinotrans Ltd., Class H 10,045,000 4,782,965
8,708,151
Automobile Components -
0.2%
Magna International, Inc.(a) 32,340 1,286,678
Automobiles -
3.0%
Bayerische Motoren Werke AG 22,785 1,861,731
Dr Ing hc F Porsche AG (Preference)
(b) 15,680 1,004,741
Honda Motor Co. Ltd. 245,000 2,339,248
Isuzu Motors Ltd. 349,400 4,721,469
Kia Corp. 13,965 980,337
Mercedes-Benz Group AG 45,080 2,761,163
Stellantis NV 130,095 1,752,984
Subaru Corp. 31,200 548,040
Tofas Turk Otomobil Fabrikasi A/S 198,695 1,233,046
Yadea Group Holdings Ltd.(a)(b) 490,000 810,001
18,012,760
Banks -
18.0%
ABN AMRO Bank NV, CVA(b) 84,035 1,416,519
Banco Bilbao Vizcaya Argentaria SA 327,320 3,759,934
Banco del Bajio SA(b) 2,107,000 4,830,174
Bancolombia SA (Preference) 150,675 1,489,242
Bank Leumi Le-Israel BM 68,845 864,054
Bank Polska Kasa Opieki SA 125,440 4,960,799
Barclays plc 841,575 3,105,726
BNP Paribas SA 57,085 3,900,003
BOC Hong Kong Holdings Ltd. 1,396,000 4,523,975
Canara Bank 209,475 225,567
China Merchants Bank Co. Ltd.,
Class H 658,500 3,604,526
Commonwealth Bank of Australia 9,555 956,927
FinecoBank Banca Fineco SpA 276,850 5,292,631
Grupo Financiero Banorte SAB de
CV, Class O 686,000 4,759,054
Hang Seng Bank Ltd.(a) 113,300 1,417,050
HSBC Holdings plc 514,500 5,406,492
ING Groep NV 374,115 6,247,470
Intesa Sanpaolo SpA 1,655,955 7,218,032
Japan Post Bank Co. Ltd. 24,500 254,810
KBC Group NV 63,210 4,884,878
Komercni Banka A/S 34,790 1,279,308
Mitsubishi UFJ Financial Group, Inc.
(a) 269,500 3,443,369
National Bank of Canada(a) 2,695 240,033
Nordea Bank Abp 176,155 2,102,240
Royal Bank of Canada(a) 78,645 9,621,489
Santander Bank Polska SA 38,955 4,870,996
Sberbank of Russia PJSC‡ 1,227,390 —
Investments Shares Value
Banks
(continued)
Skandinaviska Enskilda Banken AB,
Class A 321,195 $ 4,559,727
Sumitomo Mitsui Financial Group,
Inc. 101,600 2,537,868
Swedbank AB, Class A 218,785 4,777,548
Toronto-Dominion Bank (The) 74,235 4,249,835
106,800,276
Broadline Retail -
0.5%
Alibaba Group Holding Ltd., ADR 21,560 2,130,990
Next plc 8,085 999,780
3,130,770
Building Products -
0.5%
Geberit AG (Registered) 4,900 2,756,368
Capital Markets -
3.4%
Brookfield Asset Management Ltd.,
Class A(a) 78,890 4,738,030
Daiwa Securities Group, Inc.(a) 231,500 1,690,840
Julius Baer Group Ltd.(a) 23,520 1,665,477
Macquarie Korea Infrastructure Fund 443,940 3,208,100
Moscow Exchange MICEX-RTS
PJSC‡ 775,590 —
Partners Group Holding AG 2,603 3,993,149
Schroders plc 1,101,275 4,844,098
20,139,694
Chemicals -
2.1%
BASF SE 49,980 2,421,702
Evonik Industries AG 67,130 1,265,551
Fertiglobe plc 5,593,840 3,776,895
Nitto Denko Corp. 84,000 1,501,530
Shin-Etsu Chemical Co. Ltd. 118,900 3,744,755
12,710,433
Construction & Engineering -
0.2%
Bouygues SA 39,935 1,271,587
Consumer Staples Distribution & Retail -
0.5%
Carrefour SA 16,660 237,096
Coles Group Ltd. 130,830 1,591,301
Endeavour Group Ltd.(a) 447,860 1,181,662
3,010,059
Diversified REITs -
0.2%
Land Securities Group plc, REIT 161,455 1,173,603
Diversified Telecommunication Services -
3.4%
BCE, Inc. 61,985 1,474,623
Elisa OYJ 7,840 338,554
Emirates Integrated
Telecommunications Co. PJSC 2,139,095 4,589,120
HKT Trust & HKT Ltd. 980,000 1,204,939
Koninklijke KPN NV 690,900 2,507,324

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Orange SA 149,940 $ 1,617,153
Telefonica SA(a) 359,905 1,472,238
Telenor ASA 248,430 3,041,534
Telia Co. AB(a) 453,250 1,337,289
Telstra Group Ltd. 537,285 1,323,769
TELUS Corp. 84,280 1,226,737
20,133,280
Electric Utilities -
2.4%
Emera, Inc.(a) 38,465 1,466,623
Enel SpA 412,825 2,947,847
Fortum OYJ(a) 294,735 4,289,485
Origin Energy Ltd.(a) 676,445 4,409,195
Power Grid Corp. of India Ltd. 248,675 866,036
13,979,186
Electrical Equipment -
0.1%
Schneider Electric SE 1,225 312,441
Electronic Equipment, Instruments & Components -
0.4%
Kyocera Corp. 49,000 511,201
Largan Precision Co. Ltd. 4,000 336,104
Nan Ya Printed Circuit Board Corp. 244,000 1,013,933
Shimadzu Corp. 13,200 385,302
2,246,540
Entertainment -
1.2%
Nintendo Co. Ltd. 109,100 7,207,575
Financial Services -
2.1%
Banca Mediolanum SpA 355,005 4,804,972
FirstRand Ltd. 108,290 442,150
ORIX Corp. 182,700 3,889,970
REC Ltd. 671,055 3,485,190
12,622,282
Food Products -
1.8%
China Feihe Ltd.(b) 2,695,000 1,843,569
Nestle SA (Registered) 86,975 7,421,202
Want Want China Holdings Ltd. 1,960,000 1,192,361
10,457,132
Gas Utilities -
0.9%
APA Group(a) 275,870 1,173,544
China Gas Holdings Ltd.(a) 5,243,000 4,333,503
5,507,047
Ground Transportation -
0.0%(c)
Canadian National Railway Co. 1,960 205,467
Health Care Equipment & Supplies -
0.3%
Hoya Corp. 13,000 1,760,898
Hotels, Restaurants & Leisure -
0.4%
Genting Malaysia Bhd. 2,499,000 1,250,201
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Sodexo SA 14,210 $ 1,051,767
2,301,968
Household Durables -
0.7%
Nien Made Enterprise Co. Ltd. 313,023 4,165,287
Household Products -
0.4%
Unilever Indonesia Tbk. PT 21,462,000 2,146,200
Independent Power and Renewable Electricity Producers
-
0.0%
Unipro PJSC*‡ 125,500,000 —
Industrial Conglomerates -
1.0%
Astra International Tbk. PT 4,165,000 1,226,503
Hitachi Ltd. 147,000 3,745,961
Jardine Matheson Holdings Ltd. 3,500 141,225
Siemens AG (Registered) 2,695 581,189
5,694,878
Insurance -
2.9%
Admiral Group plc 36,015 1,209,605
Aviva plc 242,060 1,545,966
BB Seguridade Participacoes SA 637,000 4,202,684
Legal & General Group plc 541,205 1,629,405
Manulife Financial Corp. 102,410 3,073,184
Powszechny Zaklad Ubezpieczen SA 442,225 5,453,307
17,114,151
Interactive Media & Services -
0.8%
Tencent Holdings Ltd. 93,200 4,798,994
IT Services -
1.4%
HCL Technologies Ltd. 192,325 3,831,234
Infosys Ltd. 62,720 1,361,189
Nomura Research Institute Ltd. 73,500 2,512,338
Obic Co. Ltd. 24,500 735,554
8,440,315
Leisure Products -
0.0%(c)
Shimano, Inc. 600 84,895
Machinery -
2.0%
Komatsu Ltd. 63,300 1,935,995
Kone OYJ, Class B 89,180 4,635,353
VAT Group AG(b) 6,125 2,383,762
Weichai Power Co. Ltd., Class H 839,000 1,453,681
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 1,764,000 1,306,314
11,715,105
Marine Transportation -
1.6%
Cia Sud Americana de Vapores SA 76,978,755 4,288,728
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 857,500 1,287,637
Evergreen Marine Corp. Taiwan Ltd. 186,643 1,166,234
Kawasaki Kisen Kaisha Ltd.(a) 130,700 1,665,296

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
Orient Overseas International Ltd. 73,000 $ 975,319
9,383,214
Media -
0.5%
WPP plc(a) 332,220 3,192,595
Metals & Mining -
6.1%
BHP Group Ltd. 564,725 14,072,276
China Hongqiao Group Ltd.(a) 2,940,000 4,897,736
Fortescue Ltd. 407,925 4,867,499
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kumba Iron Ore Ltd.(a) 232,260 4,834,666
Rio Tinto plc 103,635 6,298,222
Severstal PAO‡ 58,985 —
Vale SA 122,500 1,135,980
36,106,379
Office REITs -
0.1%
Gecina SA, REIT 6,125 600,113
Oil, Gas & Consumable Fuels -
7.6%
Aker BP ASA 61,005 1,277,368
Alamtri Resources Indonesia Tbk. PT 17,664,500 2,525,048
Bharat Petroleum Corp. Ltd. 449,575 1,355,220
Canadian Natural Resources Ltd. 99,715 3,039,819
China Shenhua Energy Co. Ltd.,
Class H 1,059,500 4,262,966
Coal India Ltd. 229,320 1,048,161
Enbridge, Inc.(a) 40,425 1,754,332
Equinor ASA 108,290 2,621,418
Exxaro Resources Ltd.(a) 475,055 4,460,988
Indian Oil Corp. Ltd. 760,970 1,128,853
OMV AG 30,135 1,249,314
PetroChina Co. Ltd., Class H 3,578,000 2,750,683
Petroleo Brasileiro SA (Preference) 588,000 3,793,841
Shell plc 54,880 1,826,500
TotalEnergies SE 13,965 818,631
Turkiye Petrol Rafinerileri A/S 280,280 1,103,797
United Tractors Tbk. PT 2,572,500 3,925,824
Var Energi ASA 1,331,820 4,097,581
Woodside Energy Group Ltd. 114,660 1,767,239
44,807,583
Passenger Airlines -
0.7%
Singapore Airlines Ltd. 931,000 4,368,892
Personal Care Products -
0.8%
Hengan International Group Co. Ltd. 122,500 334,880
L'Oreal SA 10,045 3,743,557
Unilever plc 8,330 479,433
4,557,870
Pharmaceuticals -
5.1%
AstraZeneca plc 17,640 2,486,444
Novartis AG (Registered) 105,350 11,088,985
Novo Nordisk A/S, Class B 67,130 5,679,425
Investments Shares Value
Pharmaceuticals
(continued)
Roche Holding AG 33,810 $ 10,648,819
Roche Holding AG 490 163,720
Sanofi SA 1,715 186,127
30,253,520
Professional Services -
1.8%
Bureau Veritas SA 146,020 4,575,104
Randstad NV 75,705 3,294,346
SGS SA (Registered) 30,135 2,937,669
10,807,119
Real Estate Management & Development -
2.5%
China Resources Land Ltd. 1,470,000 4,443,054
CK Asset Holdings Ltd. 1,102,500 4,591,627
Daito Trust Construction Co. Ltd. 34,200 3,673,988
Henderson Land Development Co.
Ltd. 392,000 1,086,709
Swire Properties Ltd. 588,000 1,159,156
14,954,534
Semiconductors & Semiconductor Equipment -
7.0%
ASML Holding NV 4,783 3,593,386
BE Semiconductor Industries NV 12,495 1,619,750
MediaTek, Inc. 172,667 7,729,075
Novatek Microelectronics Corp. 297,708 4,766,530
Realtek Semiconductor Corp. 81,271 1,345,908
Taiwan Semiconductor Manufacturing
Co. Ltd. 465,795 16,153,670
Tokyo Electron Ltd. 24,500 4,146,093
United Microelectronics Corp. 1,039,071 1,276,297
Vanguard International
Semiconductor Corp. 334,769 968,670
41,599,379
Software -
0.9%
Open Text Corp. 46,060 1,359,935
Oracle Financial Services Software
Ltd. 7,595 799,872
SAP SE 11,270 3,145,673
5,305,480
Specialty Retail -
2.1%
Chow Tai Fook Jewellery Group Ltd.
(a) 4,655,000 4,188,042
Fast Retailing Co. Ltd.(a) 600 197,727
H & M Hennes & Mauritz AB, Class
B(a) 113,925 1,526,643
Industria de Diseno Textil SA 122,500 6,713,622
12,626,034
Technology Hardware, Storage & Peripherals -
0.8%
Catcher Technology Co. Ltd. 178,000 1,082,315
Lite-On Technology Corp. 732,000 2,437,913
Micro-Star International Co. Ltd. 244,000 1,353,153
4,873,381

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods -
1.8%
ANTA Sports Products Ltd. 135,600 $ 1,436,647
Bosideng International Holdings Ltd. 6,860,000 3,301,632
Cie Financiere Richemont SA
(Registered) 1,960 382,265
Feng TAY Enterprise Co. Ltd. 21,284 85,843
Hermes International SCA 735 2,081,325
LVMH Moet Hennessy Louis Vuitton
SE 3,069 2,244,432
Shenzhou International Group
Holdings Ltd. 122,500 922,099
10,454,243
Tobacco -
2.5%
British American Tobacco plc 113,190 4,496,396
Imperial Brands plc 160,965 5,442,192
Japan Tobacco, Inc. 179,000 4,592,619
14,531,207
Trading Companies & Distributors -
2.4%
Howden Joinery Group plc 114,905 1,171,471
ITOCHU Corp.(a) 118,600 5,501,478
Marubeni Corp. 98,000 1,466,994
Mitsubishi Corp. 131,200 2,109,283
Mitsui & Co. Ltd.(a) 59,400 1,183,780
Sumitomo Corp. 73,500 1,596,732
Toyota Tsusho Corp. 78,800 1,343,696
14,373,434
Transportation Infrastructure -
0.4%
Jiangsu Expressway Co. Ltd., Class
H 2,274,000 2,512,852
Wireless Telecommunication Services -
1.6%
KDDI Corp. 20,500 686,555
Mobile Telecommunications Co.
KSCP 798,210 1,174,675
PLDT, Inc. 51,450 1,181,077
Tele2 AB, Class B 426,055 4,751,987
Vodafone Group plc 1,776,495 1,516,031
9,310,325
Total Common Stocks
(Cost $536,918,457) 584,512,174
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0.1%(d)
REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$644,525, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $653,281
(Cost $644,292) $644,292 $ 644,292
Total Investments - 98.7%
(Cost $537,562,749) 585,156,466
Other assets less liabilities - 1.3% 7,886,416
NET ASSETS - 100.0% $593,042,882
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $52,181,231, collateralized
in the form of cash with a value of $644,292 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $42,409,539 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
February 6, 2025 – August 15, 2054 and $13,656,733
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $56,710,564.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $644,292.
Percentages shown are based on Net Assets.
Abbreviations
ADR   — American Depositary Receipt
CVA   — Dutch Certification
OYJ   — Public Limited Company
PJSC   — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

REIT   — Real Estate Investment Trust SCA   — Limited partnership with share capital
Futures Contracts
FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 49 03/21/2025 USD $ 5,807,725 $ 86,002
MSCI Emerging Markets E-Mini Index 51 03/21/2025 USD 2,780,520 (42,208)
$ 43,794
Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
BRL
*
1,427,000 Citibank NA USD 227,008 03/19/2025 $ 15,036
JPY 117,792,000 Toronto-Dominion Bank (The) USD 760,520 03/19/2025 3,780
KRW
*
177,247,000 Citibank NA USD 120,650 03/19/2025 1,553
USD 530,865 Bank of Montreal AUD 830,000 03/19/2025 13,062
USD 514,957 BNP Paribas SA CHF 453,364 03/19/2025 13,348
USD 408,597 Toronto-Dominion Bank (The) CHF 362,000 03/19/2025 8,074
USD 359,088 Bank of Montreal DKK 2,540,779 03/19/2025 4,292
USD 1,693,120 Bank of Montreal EUR 1,607,812 03/19/2025 18,469
USD 177,367 Bank of Montreal GBP 139,955 03/19/2025 3,488
USD 261,930 JPMorgan Chase Bank NA GBP 209,000 03/19/2025 2,270
USD 325,030 Citibank NA INR
*
27,750,000 03/19/2025 5,652
USD 1,300,426 UBS AG JPY 195,707,715 03/19/2025 30,565
USD 515,669 Citibank NA KRW
*
734,577,039 03/19/2025 9,216
Total unrealized appreciation $ 128,805
AUD 706,000 Toronto-Dominion Bank (The) USD 441,122 03/19/2025 $ (678)
CAD 434,313 JPMorgan Chase Bank NA USD 307,008 03/19/2025 (6,594)
EUR 420,000 Toronto-Dominion Bank (The) USD 438,687 03/19/2025 (1,227)
GBP 42,000 Toronto-Dominion Bank (The) USD 52,762 03/19/2025 (581)
USD 441,990 Citibank NA BRL
*
2,653,155 03/19/2025 (8,031)
Total unrealized depreciation $ (17,111)
Net unrealized appreciation $ 111,694
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 5.3%
Austria 0.2
Belgium 0.8
Brazil 1.5
Canada 5.7
Chile 0.7
China 9.7
Colombia 0.3
Czech Republic 0.2
Denmark 1.0
Finland 1.6
France 3.8
Germany 2.8
Hong Kong 2.4
India 2.4
Indonesia 1.7
Israel 0.1
Italy 3.7
Japan 12.2
Kuwait 0.2
Malaysia 0.2
Mexico 1.6
Netherlands 3.1
Norway 1.9
Philippines 0.2
Poland 2.6
Singapore 0.8
South Africa 1.6
South Korea 0.7
Spain 2.0
Sweden 3.2
Switzerland 7.3
Taiwan 7.4
Turkey 0.4
United Arab Emirates 1.4
United Kingdom 7.9
Other
1
1.4
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.6%
Securities Lending Reinvestments 0.1
Others
(1)
1.3
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
January 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.9%
Air Freight & Logistics -
1.6%
Deutsche Post AG 13,755 $ 497,749
Sinotrans Ltd., Class H 1,029,000 489,962
987,711
Automobile Components -
0.2%
Magna International, Inc.(a) 3,213 127,832
Automobiles -
2.5%
Bayerische Motoren Werke AG 2,394 195,610
Dr Ing hc F Porsche AG (Preference)
(b) 1,554 99,577
Honda Motor Co. Ltd. 12,600 120,304
Isuzu Motors Ltd. 9,500 128,374
Kia Corp. 945 66,339
Mercedes-Benz Group AG 4,494 275,259
Stellantis NV 12,915 174,025
Tofas Turk Otomobil Fabrikasi A/S 21,378 132,666
Yadea Group Holdings Ltd.(a)(b) 194,000 320,694
1,512,848
Banks -
17.9%
ABN AMRO Bank NV, CVA(b) 8,610 145,133
ANZ Group Holdings Ltd. 16,989 324,477
Banco del Bajio SA(b) 189,000 433,271
Bancolombia SA (Preference) 15,225 150,481
Bank Polska Kasa Opieki SA 12,705 502,447
Barclays plc 86,310 318,516
BNP Paribas SA 5,880 401,717
BOC Hong Kong Holdings Ltd. 21,000 68,054
Canara Bank 339,654 365,746
China Construction Bank Corp.,
Class H 126,000 102,364
China Merchants Bank Co. Ltd.,
Class H 76,500 418,749
DNB Bank ASA 2,310 49,206
FinecoBank Banca Fineco SpA 28,140 537,961
Grupo Financiero Banorte SAB de
CV, Class O 69,300 480,762
Hang Seng Bank Ltd.(a) 12,000 150,085
HSBC Holdings plc 135,030 1,418,928
ING Groep NV 37,968 634,040
Intesa Sanpaolo SpA 166,593 726,151
KBC Group NV 6,447 498,225
Komercni Banka A/S 3,654 134,366
Mitsubishi UFJ Financial Group, Inc. 4,200 53,663
National Bank of Canada(a) 2,205 196,391
Nordea Bank Abp 18,438 220,040
Royal Bank of Canada(a) 7,959 973,710
Santander Bank Polska SA 3,927 491,038
Sberbank of Russia PJSC
(Preference)‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A(a) 32,697 464,171
Investments Shares Value
Banks
(continued)
Swedbank AB, Class A 23,772 $ 519,103
10,778,795
Broadline Retail -
0.1%
Alibaba Group Holding Ltd., ADR(a) 588 58,118
Building Products -
0.7%
Geberit AG (Registered) 798 448,894
Capital Markets -
3.4%
Brookfield Asset Management Ltd.,
Class A(a) 8,631 518,366
Hong Kong Exchanges & Clearing
Ltd. 9,500 368,217
Julius Baer Group Ltd.(a) 2,436 172,496
Partners Group Holding AG 357 547,658
Schroders plc 101,262 445,414
2,052,151
Chemicals -
2.0%
BASF SE 5,187 251,328
Evonik Industries AG 6,846 129,062
Fertiglobe plc 552,909 373,318
Shin-Etsu Chemical Co. Ltd. 13,800 434,631
1,188,339
Construction & Engineering -
0.2%
Bouygues SA 4,305 137,077
Consumer Staples Distribution & Retail -
0.6%
Coles Group Ltd. 13,398 162,962
Endeavour Group Ltd.(a) 46,809 123,504
Jeronimo Martins SGPS SA 2,898 57,390
343,856
Diversified REITs -
0.2%
Land Securities Group plc, REIT 17,493 127,155
Diversified Telecommunication Services -
3.1%
BCE, Inc. 6,132 145,880
HKT Trust & HKT Ltd. 105,000 129,101
Orange SA 14,952 161,262
Telefonica SA(a) 35,679 145,950
Telenor ASA 37,611 460,472
Telia Co. AB(a) 47,040 138,789
Telkom Indonesia Persero Tbk . PT 2,816,100 459,560
Telstra Group Ltd. 55,188 135,973
TELUS Corp. 8,589 125,017
1,902,004
Electric Utilities -
2.8%
Emera, Inc.(a) 3,801 144,928
Enel SpA 94,059 671,644
Fortum OYJ(a) 29,946 435,825

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Origin Energy Ltd. 68,166 $ 444,319
1,696,716
Electronic Equipment, Instruments & Components -
0.5%
Kyocera Corp. 14,700 153,360
Nan Ya Printed Circuit Board Corp. 21,000 87,265
Unimicron Technology Corp. 21,000 89,190
329,815
Entertainment -
0.6%
Universal Music Group NV(a) 12,138 339,931
Financial Services -
2.3%
Banca Mediolanum SpA 36,435 493,146
FirstRand Ltd. 106,890 436,434
Power Finance Corp. Ltd. 69,489 338,956
REC Ltd. 19,362 100,558
1,369,094
Food Products -
0.6%
China Feihe Ltd.(b) 273,000 186,751
Nestle SA (Registered) 1,869 159,474
346,225
Gas Utilities -
1.0%
APA Group 29,841 126,943
China Gas Holdings Ltd. 533,400 440,871
Hong Kong & China Gas Co. Ltd. 42,000 32,181
599,995
Health Care Equipment & Supplies -
2.0%
Hoya Corp. 4,200 568,905
Sonova Holding AG (Registered)(a) 1,344 472,446
Straumann Holding AG (Registered)
(a) 273 39,189
Sysmex Corp. 6,500 125,131
1,205,671
Health Care Providers & Services -
0.2%
Sinopharm Group Co. Ltd., Class H 50,400 132,928
Hotels, Restaurants & Leisure -
0.8%
Evolution AB(b) 567 43,763
Genting Malaysia Bhd. 249,900 125,020
Haidilao International Holding Ltd.
(a)(b) 179,000 333,115
501,898
Household Durables -
0.7%
Nien Made Enterprise Co. Ltd. 33,000 439,119
Household Products -
0.9%
Reckitt Benckiser Group plc 2,541 168,285
Unilever Indonesia Tbk. PT 3,744,300 374,430
542,715
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0.4%
Aboitiz Power Corp. 357,000 $ 244,022
Industrial Conglomerates -
2.7%
Astra International Tbk. PT 424,200 124,918
GS Holdings Corp.* 4,053 107,392
Hitachi Ltd. 50,400 1,284,329
Quinenco SA 33,579 120,045
1,636,684
Insurance -
2.8%
Ageas SA/NV 861 44,592
Aviva plc 24,528 156,653
BB Seguridade Participacoes SA 33,600 221,680
Legal & General Group plc 53,130 159,958
Manulife Financial Corp. 10,500 315,091
Ping An Insurance Group Co. of
China Ltd., Class H(a) 39,000 218,235
Powszechny Zaklad Ubezpieczen SA 45,087 555,991
1,672,200
Interactive Media & Services -
0.5%
Tencent Holdings Ltd. 6,300 324,396
IT Services -
0.8%
HCL Technologies Ltd. 546 10,877
Infosys Ltd. 5,712 123,965
Tech Mahindra Ltd. 16,947 327,617
462,459
Leisure Products -
0.2%
Shimano, Inc. 700 99,044
Life Sciences Tools & Services -
0.6%
WuXi AppTec Co. Ltd., Class H(a)(b) 50,400 357,062
Machinery -
0.6%
Kone OYJ, Class B 6,195 322,001
Weichai Power Co. Ltd., Class H 21,000 36,385
358,386
Marine Transportation -
1.3%
Cia Sud Americana de Vapores SA 7,851,060 437,407
COSCO SHIPPING Holdings Co.
Ltd., Class H 84,000 126,136
Evergreen Marine Corp. Taiwan Ltd. 21,000 131,218
Orient Overseas International Ltd. 8,000 106,884
801,645
Media -
0.3%
Publicis Groupe SA 1,638 175,302
Metals & Mining -
5.8%
BHP Group Ltd. 50,736 1,264,281
China Hongqiao Group Ltd.(a) 252,000 419,806
Fortescue Ltd.(a) 41,538 495,645
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(a) 21,840 454,616

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Rio Tinto plc 6,930 $ 421,158
Severstal PAO‡ 7,952 —
Vale SA 50,400 467,374
3,522,880
Multi-Utilities -
0.1%
E.ON SE 3,129 37,146
Oil, Gas & Consumable Fuels -
6.3%
Aker BP ASA 6,195 129,716
Alamtri Resources Indonesia Tbk. PT 1,780,800 254,556
Bharat Petroleum Corp. Ltd. 41,097 123,885
Canadian Natural Resources Ltd. 23,184 706,766
China Shenhua Energy Co. Ltd.,
Class H 63,000 253,485
Coal India Ltd. 24,045 109,903
Equinor ASA 10,122 245,027
Exxaro Resources Ltd.(a) 47,481 445,869
Indian Oil Corp. Ltd. 64,680 95,949
OMV AG 3,129 129,720
Petroleo Brasileiro SA (Preference) 21,000 135,494
Shell plc 1,134 37,741
Turkiye Petrol Rafinerileri A/S 28,245 111,234
United Tractors Tbk. PT 262,500 400,594
Var Energi ASA 136,542 420,096
Woodside Energy Group Ltd. 11,844 182,550
3,782,585
Passenger Airlines -
1.0%
Ryanair Holdings plc, ADR(a) 3,255 151,976
Singapore Airlines Ltd. 94,500 443,459
595,435
Personal Care Products -
1.5%
L'Oreal SA 2,499 931,324
Pharmaceuticals -
4.0%
AstraZeneca plc 882 124,322
CSPC Pharmaceutical Group Ltd. 210,000 120,206
GSK plc 14,343 250,398
Hansoh Pharmaceutical Group Co.
Ltd.(b) 198,000 454,366
Novartis AG (Registered) 966 101,680
Novo Nordisk A/S, Class B 5,292 447,721
Ono Pharmaceutical Co. Ltd.(a) 37,800 393,745
Roche Holding AG 1,596 502,677
2,395,115
Professional Services -
2.6%
Bureau Veritas SA 14,784 463,213
Randstad NV 6,699 291,511
Recruit Holdings Co. Ltd. 10,000 705,844
Teleperformance SE(a) 1,134 106,851
1,567,419
Investments Shares Value
Real Estate Management & Development -
1.3%
CK Asset Holdings Ltd. 110,000 $ 458,122
Daiwa House Industry Co. Ltd. 2,400 75,913
Henderson Land Development Co.
Ltd. 42,000 116,433
Swire Properties Ltd. 58,800 115,916
766,384
Retail REITs -
0.2%
Unibail-Rodamco-Westfield, REIT 1,680 141,218
Semiconductors & Semiconductor Equipment -
9.0%
ASML Holding NV 1,386 1,041,278
BE Semiconductor Industries NV(a) 2,667 345,728
eMemory Technology, Inc. 2,200 227,206
MediaTek, Inc. 17,000 760,969
Novatek Microelectronics Corp. 31,000 496,334
Taiwan Semiconductor Manufacturing
Co. Ltd. 43,120 1,495,392
Tokyo Electron Ltd. 5,400 913,833
United Microelectronics Corp. 105,000 128,972
5,409,712
Software -
0.4%
Nemetschek SE 126 15,181
Open Text Corp. 3,738 110,366
SAP SE 504 140,676
266,223
Specialty Retail -
3.6%
Chow Tai Fook Jewellery Group Ltd.
(a) 478,800 430,770
Fast Retailing Co. Ltd. 2,000 659,089
Industria de Diseno Textil SA 12,516 685,940
Jarir Marketing Co. 57,057 195,023
ZOZO, Inc.(a) 5,700 187,951
2,158,773
Technology Hardware, Storage & Peripherals -
0.6%
Canon, Inc.(a) 3,900 126,382
Catcher Technology Co. Ltd. 21,000 127,689
Lite-On Technology Corp. 25,000 83,262
337,333
Textiles, Apparel & Luxury Goods -
2.2%
Cie Financiere Richemont SA
(Registered) 5,691 1,109,935
LVMH Moet Hennessy Louis Vuitton
SE 147 107,504
Shenzhou International Group
Holdings Ltd. 16,800 126,459
1,343,898
Tobacco -
2.5%
British American Tobacco plc 11,361 451,308
Imperial Brands plc 16,485 557,354
Japan Tobacco, Inc. 18,900 484,919
1,493,581

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors -
1.4%
Howden Joinery Group plc 11,865 $ 120,965
ITOCHU Corp.(a) 10,000 463,868
Marubeni Corp. 10,500 157,178
Mitsui & Co. Ltd.(a) 4,200 83,702
825,713
Wireless Telecommunication Services -
1.3%
PLDT, Inc. 5,355 122,929
SK Telecom Co. Ltd. 525 20,017
Tele2 AB, Class B 44,583 497,255
Vodafone Group plc 182,637 155,859
796,060
Total Common Stocks
(Cost $55,453,370) 59,670,886
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.7%(c)
REPURCHASE AGREEMENTS - 1.7%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$540,777, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $548,123 $ 540,582 540,582
National Bank of Canada Financial Inc.
4.51%, dated 1/31/2025, due
2/3/2025, repurchase price
$100,038, collateralized by
various Common Stocks, U.S.
Treasury Securities, 3.50%,
1/31/2028; ; total market value
$110,466 100,000 100,000
The Bank of Nova Scotia, Toronto
4.50%, dated 1/31/2025, due
2/3/2025, repurchase price
$400,150, collateralized by
various Common Stocks; total
market value $441,631 400,000 400,000
1,040,582
Total Securities Lending Reinvestments
(Cost $1,040,582) 1,040,582
Total Investments - 100.6%
(Cost $56,493,952) 60,711,468
Liabilities in excess of other assets - (0.6%) (374,078)
NET ASSETS - 100.0% $60,337,390
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $8,268,654, collateralized in
the form of cash with a value of $1,040,582 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,990,363 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
February 6, 2025 – November 15, 2054 and $1,904,185
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from April 16, 2025
– June 30, 2120; a total value of $8,935,130.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $1,040,582.
Percentages shown are based on Net Assets.
Abbreviations
ADR   — American Depositary Receipt
CVA   — Dutch Certification
OYJ   — Public Limited Company
PJSC   — Public Joint Stock Company
Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT   — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts
FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 4 03/21/2025 USD $ 474,100 $ 6,587
MSCI Emerging Markets E-Mini Index 4 03/21/2025 USD 218,080 (3,832)
$ 2,755
Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 76,103 BNP Paribas SA CHF 67,000 03/19/2025 $ 1,973
USD 52,292 Bank of Montreal DKK 370,000 03/19/2025 625
USD 196,922 Bank of Montreal EUR 187,000 03/19/2025 2,148
USD 63,366 Bank of Montreal GBP 50,000 03/19/2025 1,246
USD 93,026 UBS AG JPY 14,000,000 03/19/2025 2,186
Total unrealized appreciation $ 8,178
CAD 45,542 JPMorgan Chase Bank NA USD 32,193 03/19/2025 $ (691)
Total unrealized depreciation $ (691)
Net unrealized appreciation $ 7,487
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 5.4%
Austria 0.2
Belgium 0.9
Brazil 1.4
Canada 5.6
Chile 0.9
China 9.0
Colombia 0.3
Czech Republic 0.2
Denmark 0.7
Finland 1.3
France 4.4
Germany 2.7
Hong Kong 2.4
India 2.7
Indonesia 2.7
Ireland 0.3
Italy 4.3
Japan 12.0
Malaysia 0.2
Mexico 1.5
Netherlands 4.6
Norway 2.2
Philippines 0.6
Poland 2.6
Portugal 0.1
Saudi Arabia 0.3
Singapore 0.7
South Africa 2.2
South Korea 0.3
Spain 1.4
Sweden 3.1
Switzerland 5.9
Taiwan 6.7
Turkey 0.4
United Arab Emirates 0.6
United Kingdom 8.1
Other
1
1.1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.9%
Securities Lending Reinvestments 1.7
Others
(1)
(0.6)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .7%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027
$ 39,145,418
$ 39,775,878
1.75%, 1/15/2028
37,147,515
37,239,258
3.63%, 4/15/2028
159,193,999
168,546,090
2.50%, 1/15/2029
31,672,741
32,552,401
3.88%, 4/15/2029
55,944,850
60,520,339
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2026
72,246,163
70,979,182
0.13%, 7/15/2026
73,084,082
71,871,544
0.13%, 10/15/2026
66,623,885
65,269,987
0.38%, 1/15/2027
75,661,941
73,985,462
0.13%, 4/15/2027
66,272,994
64,132,071
0.38%, 7/15/2027
71,786,928
69,962,040
1.63%, 10/15/2027
64,164,862
64,393,257
0.50%, 1/15/2028
241,565,280
233,536,544
1.25%, 4/15/2028
204,492,741
201,422,855
0.75%, 7/15/2028
223,747,474
217,404,860
2.38%, 10/15/2028
89,628,060
91,959,699
0.88%, 1/15/2029
68,346,711
66,023,429
2.13%, 4/15/2029
67,685,160
68,466,592
0.25%, 7/15/2029
74,040,402
69,430,232
1.63%, 10/15/2029
74,026,388
73,550,450
0.13%, 1/15/2030
75,848,468
69,690,050
0.13%, 7/15/2030
79,217,773
72,361,974
0.13%, 1/15/2031
79,050,091
71,094,276
0.13%, 7/15/2031
83,039,930
74,183,240
Total U.S. Treasury Obligations
(Cost $2,122,096,709) 2,128,351,710
Total Investments - 99.7%
(Cost $2,122,096,709) 2,128,351,710
Other assets less liabilities - 0.3% 5,471,751
NET ASSETS - 100.0% $2,133,823,461
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .7%
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
3.63%, 4/15/2028
$ 22,082,969
$ 23,380,266
2.50%, 1/15/2029
14,200,861
14,595,268
3.88%, 4/15/2029
25,085,079
27,136,680
3.38%, 4/15/2032
5,997,049
6,552,227
2.13%, 2/15/2040
14,814,191
14,540,128
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028
28,366,534
27,940,689
0.75%, 7/15/2028
31,161,330
30,277,993
2.38%, 10/15/2028
29,212,681
29,972,637
0.88%, 1/15/2029
30,643,007
29,601,371
2.13%, 4/15/2029
30,345,000
30,695,336
0.25%, 7/15/2029
33,194,225
31,127,367
1.63%, 10/15/2029
33,152,953
32,939,803
0.13%, 1/15/2030
62,064,191
57,024,970
0.13%, 7/15/2030
64,723,595
59,122,176
0.13%, 1/15/2031
64,548,990
58,052,605
0.13%, 7/15/2031
67,677,337
60,459,157
0.13%, 1/15/2032
39,301,905
34,549,279
0.63%, 7/15/2032
35,672,344
32,349,248
1.13%, 1/15/2033
35,713,142
33,284,098
1.38%, 7/15/2033
33,165,768
31,464,725
1.75%, 1/15/2034
35,592,112
34,555,154
1.88%, 7/15/2034
37,285,102
36,612,736
2.13%, 1/15/2035
14,955,512
14,937,244
Total U.S. Treasury Obligations
(Cost $764,646,312) 751,171,157
Total Investments - 99.8%
(Cost $764,646,312) 751,171,157
Other assets less liabilities - 0.2% 1,672,464
NET ASSETS - 100.0% $752,843,621
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99.4%
FHLMC
2.50%, 1/1/2028 $ 68,836 $ 67,129
2.50%, 4/1/2028 1,070,789 1,045,230
2.50%, 7/1/2028 118,506 115,074
2.50%, 1/1/2029 15,546 15,115
3.00%, 6/1/2029 414,101 402,728
2.50%, 1/1/2030 172,965 168,640
3.00%, 1/1/2032 821,905 787,658
2.50%, 2/1/2032 1,013,368 956,359
3.00%, 9/1/2032 543,158 519,402
5.00%, 5/1/2034 33,454 33,240
5.00%, 7/1/2035 78,174 77,659
5.00%, 8/1/2035 62,189 61,779
5.00%, 10/1/2035 12,669 12,608
5.00%, 12/1/2035 62,210 61,842
6.00%, 1/1/2037 45,354 47,072
6.00%, 4/1/2037 24,644 25,576
6.00%, 5/1/2037 39,758 41,257
5.00%, 2/1/2038 33,507 33,294
5.00%, 7/1/2038 34,970 34,823
5.00%, 10/1/2038 32,020 31,886
5.00%, 2/1/2039 78,337 77,859
5.00%, 5/1/2039 40,116 39,947
5.00%, 6/1/2039 15,027 14,964
5.00%, 7/1/2039 36,692 36,538
5.00%, 9/1/2039 3,701 3,685
6.00%, 11/1/2039 25,324 26,279
5.00%, 1/1/2040 11,132 11,085
5.00%, 3/1/2040 30,151 30,024
5.00%, 4/1/2040 13,827 13,769
6.00%, 4/1/2040 27,628 28,468
5.00%, 5/1/2040 11,910 11,860
6.00%, 5/1/2040 68,592 70,971
5.00%, 7/1/2040 68,508 68,219
6.00%, 7/1/2040 104,699 108,606
4.00%, 1/1/2041 9,774 9,222
5.00%, 5/1/2041 93,277 92,885
3.50%, 11/1/2041 50,479 46,100
3.00%, 3/1/2042 8,061 7,157
3.00%, 4/1/2042 61,870 54,910
3.00%, 6/1/2042 52,834 46,802
3.50%, 7/1/2042 505,366 461,252
3.00%, 8/1/2042 29,810 26,432
3.00%, 12/1/2042 63,658 56,409
3.00%, 1/1/2043 33,650 29,752
3.00%, 2/1/2043 17,055 15,172
3.00%, 4/1/2043 21,862 19,317
3.00%, 6/1/2043 12,837 11,355
3.50%, 8/1/2043 567,412 517,030
3.00%, 10/1/2043 43,758 38,650
4.00%, 8/1/2044 9,498 8,843
5.00%, 8/1/2044 25,332 25,225
4.00%, 1/1/2045 29,444 27,414
4.00%, 2/1/2045 63,183 59,269
Investments
Principal
Amount Value
4.50%, 2/1/2045 $ 324,259 $ 309,239
4.00%, 8/1/2045 71,829 66,788
4.00%, 9/1/2045 11,832 11,002
4.00%, 10/1/2045 122,581 113,877
4.00%, 11/1/2045 24,934 23,184
4.00%, 12/1/2045 10,144 9,432
4.00%, 1/1/2046 32,707 30,442
2.50%, 9/1/2046 19,611 16,409
3.00%, 11/1/2046 19,385 17,026
FHLMC UMBS
3.00%, 8/1/2026 15,550 15,349
3.00%, 1/1/2027 29,358 28,922
3.00%, 2/1/2027 18,098 17,821
3.00%, 4/1/2027 108,933 107,200
2.50%, 6/1/2027 12,007 11,737
2.50%, 3/1/2028 459,173 446,795
2.50%, 7/1/2028 430,671 417,691
3.00%, 8/1/2029 71,966 69,906
2.50%, 8/1/2030 631,614 601,498
2.50%, 11/1/2030 21,626 20,911
3.00%, 5/1/2031 32,419 31,718
2.00%, 8/1/2031 20,736 19,394
4.00%, 8/1/2031 49,766 48,993
4.00%, 9/1/2031 45,051 44,227
2.00%, 11/1/2031 33,282 31,068
2.00%, 1/1/2032 67,652 63,070
4.00%, 1/1/2032 60,664 59,517
2.00%, 2/1/2032 72,192 66,992
3.50%, 2/1/2032 114,422 110,800
4.00%, 2/1/2032 98,628 96,777
3.50%, 3/1/2032 94,881 91,766
3.50%, 7/1/2032 75,565 72,960
2.00%, 12/1/2032 294,866 274,299
3.00%, 4/1/2033 857,573 836,725
3.50%, 5/1/2033 22,835 21,996
2.00%, 10/1/2035 899,541 805,988
1.50%, 11/1/2035 528,500 460,269
1.50%, 2/1/2036 582,527 506,574
2.00%, 3/1/2036 336,491 302,143
1.50%, 4/1/2036 262,077 227,773
4.00%, 5/1/2036 17,607 17,330
2.50%, 4/1/2037 673,152 613,468
4.50%, 9/1/2037 1,075,253 1,053,496
5.00%, 3/1/2038 38,768 38,554
5.00%, 7/1/2039 57,660 57,341
3.00%, 9/1/2039 89,185 80,854
3.00%, 10/1/2039 24,784 22,451
5.00%, 10/1/2039 20,136 20,025
3.00%, 11/1/2039 97,796 88,555
5.00%, 1/1/2040 20,208 20,168
5.00%, 3/1/2040 30,888 30,717
5.00%, 5/1/2040 44,892 44,643
6.00%, 5/1/2040 707,223 738,809
2.00%, 7/1/2040 94,488 79,015
1.50%, 10/1/2040 484,563 395,388

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 12/1/2040 $ 34,899 $ 31,836
2.00%, 1/1/2041 147,930 123,641
2.00%, 2/1/2041 463,146 386,934
1.50%, 3/1/2041 634,487 516,286
2.00%, 3/1/2041 537,269 448,831
4.50%, 3/1/2041 60,667 58,827
4.50%, 4/1/2041 14,196 13,771
1.50%, 5/1/2041 521,031 423,356
2.00%, 6/1/2041 723,460 604,213
2.50%, 6/1/2041 414,173 354,301
2.00%, 10/1/2041 454,456 378,670
4.00%, 1/1/2042 45,871 43,223
5.00%, 2/1/2042 36,996 36,791
3.50%, 11/1/2042 66,127 60,218
3.50%, 1/1/2043 30,384 27,812
3.50%, 2/1/2043 21,914 19,973
2.50%, 6/1/2043 338,851 287,810
4.00%, 12/1/2043 9,758 9,151
4.50%, 3/1/2044 44,902 43,396
4.00%, 6/1/2044 3,445 3,206
4.50%, 7/1/2044 16,543 15,829
4.00%, 8/1/2044 10,263 9,543
4.50%, 12/1/2044 10,701 10,287
4.00%, 2/1/2045 12,637 11,838
4.50%, 9/1/2045 8,367 8,044
4.00%, 10/1/2045 33,230 30,857
4.00%, 12/1/2045 16,449 15,356
4.50%, 12/1/2045 488,555 469,673
3.00%, 1/1/2046 35,374 31,029
4.00%, 1/1/2046 29,034 27,015
4.00%, 2/1/2046 202,428 189,957
4.50%, 4/1/2046 25,622 24,674
4.00%, 11/1/2046 149,828 138,595
4.50%, 3/1/2047 366,028 351,573
2.00%, 6/1/2051 780,805 612,087
2.00%, 5/1/2052 1,305,543 1,018,235
6.50%, 2/1/2053 76,269 78,908
6.00%, 6/1/2053 246,642 248,724
6.00%, 10/1/2053 378,518 381,736
7.00%, 12/1/2053 458,177 479,827
6.50%, 4/1/2054 235,210 241,311
6.50%, 8/1/2054 535,745 549,641
7.50%, 9/1/2054 678,477 717,509
FNMA UMBS
3.50%, 12/1/2025 112,098 111,306
4.00%, 5/1/2026 71,424 71,032
3.00%, 11/1/2026 268,041 264,150
3.00%, 12/1/2026 79,063 77,913
3.50%, 12/1/2026 76,162 75,492
3.00%, 1/1/2027 26,010 25,623
3.00%, 2/1/2027 32,417 31,921
3.00%, 6/1/2027 116,870 114,841
3.00%, 8/1/2027 144,488 141,898
3.00%, 10/1/2027 41,322 40,539
3.00%, 11/1/2027 43,364 42,567
2.50%, 12/1/2027 97,046 94,593
Investments
Principal
Amount Value
2.50%, 1/1/2028 $ 543,682 $ 528,498
2.50%, 4/1/2028 31,193 30,338
2.00%, 5/1/2028 136,178 131,276
2.50%, 9/1/2028 25,141 24,518
3.50%, 12/1/2028 52,477 51,557
3.00%, 2/1/2029 67,182 65,499
2.50%, 3/1/2029 124,514 121,080
2.50%, 6/1/2029 44,057 43,003
3.00%, 8/1/2029 1,253,008 1,215,957
3.50%, 12/1/2029 435,214 425,835
3.50%, 4/1/2030 453,359 443,513
2.50%, 7/1/2030 114,902 111,649
3.00%, 7/1/2030 456,547 445,253
2.50%, 8/1/2030 637,887 607,496
3.00%, 9/1/2030 661,984 646,143
3.50%, 10/1/2030 35,393 34,495
3.50%, 11/1/2030 5,919 5,767
3.00%, 12/1/2030 1,022,673 985,449
2.50%, 2/1/2031 394,346 378,190
3.50%, 2/1/2031 472,155 463,456
2.50%, 3/1/2031 240,452 232,638
4.00%, 8/1/2031 120,710 118,539
2.00%, 9/1/2031 17,282 16,151
2.00%, 11/1/2031 41,472 38,728
3.50%, 12/1/2031 387,382 375,501
4.00%, 12/1/2031 43,410 42,587
2.00%, 2/1/2032 648,763 621,705
3.50%, 2/1/2032 517,560 500,795
4.00%, 3/1/2032 31,578 30,978
3.50%, 7/1/2032 169,246 163,645
3.50%, 10/1/2032 96,083 95,060
6.00%, 12/1/2032 6,856 7,056
6.00%, 4/1/2033 5,483 5,596
4.00%, 10/1/2033 24,002 23,514
4.00%, 3/1/2034 153,358 152,254
6.00%, 8/1/2034 25,231 26,044
6.50%, 9/1/2034 68,892 71,469
6.00%, 12/1/2034 113,215 116,372
3.00%, 2/1/2035 481,666 466,056
3.00%, 7/1/2035 709,683 681,840
5.00%, 8/1/2035 15,944 15,816
1.50%, 10/1/2035 131,241 114,217
6.00%, 11/1/2035 22,586 23,099
5.00%, 12/1/2035 35,491 35,230
6.00%, 6/1/2036 32,963 34,166
2.00%, 7/1/2036 765,362 684,225
5.00%, 7/1/2036 15,534 15,420
6.50%, 8/1/2036 11,060 11,478
2.50%, 11/1/2036 285,674 258,433
6.00%, 11/1/2036 32,590 33,778
1.50%, 2/1/2037 748,398 647,151
2.50%, 4/1/2037 683,621 617,924
1.50%, 8/1/2037 257,948 223,161
6.00%, 8/1/2037 106,763 109,796
6.00%, 9/1/2037 13,582 14,079
6.50%, 10/1/2037 26,317 27,349
5.00%, 3/1/2038 38,712 38,498

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.00%, 5/1/2038 $ 30,176 $ 29,936
6.00%, 5/1/2038 11,169 11,572
4.50%, 7/1/2038 753,013 737,776
6.00%, 9/1/2038 20,577 21,299
5.50%, 11/1/2038 811,861 822,834
5.00%, 6/1/2039 32,282 32,104
5.00%, 10/1/2039 35,180 34,985
3.00%, 1/1/2040 31,396 28,404
5.00%, 2/1/2040 31,184 31,298
5.00%, 6/1/2040 11,197 11,135
6.00%, 6/1/2040 87,302 90,044
3.50%, 1/1/2041 28,537 26,045
1.50%, 2/1/2041 698,421 568,662
3.50%, 2/1/2041 19,014 17,355
1.50%, 4/1/2041 379,293 308,763
2.00%, 5/1/2041 432,311 361,159
4.50%, 5/1/2041 32,112 31,149
5.00%, 5/1/2041 26,976 26,827
6.00%, 5/1/2041 19,046 19,730
4.50%, 6/1/2041 10,181 9,876
2.50%, 7/1/2041 515,366 437,577
5.00%, 7/1/2041 349,049 347,120
6.00%, 7/1/2041 21,356 22,136
4.50%, 8/1/2041 93,351 90,553
5.00%, 8/1/2041 50,363 50,084
4.00%, 9/1/2041 139,582 131,519
4.50%, 9/1/2041 60,851 59,026
3.50%, 10/1/2041 105,000 95,717
4.00%, 10/1/2041 42,793 40,187
5.00%, 10/1/2041 51,088 50,805
4.00%, 11/1/2041 57,817 54,477
4.00%, 12/1/2041 15,086 14,215
4.00%, 1/1/2042 130,436 121,412
4.50%, 1/1/2042 14,867 14,421
6.00%, 1/1/2042 52,051 53,957
3.00%, 3/1/2042 22,264 19,715
4.00%, 3/1/2042 66,165 62,678
3.00%, 4/1/2042 41,690 36,935
4.50%, 4/1/2042 72,789 70,609
3.50%, 5/1/2042 20,109 18,330
4.50%, 5/1/2042 53,420 51,587
3.50%, 6/1/2042 36,694 33,447
3.50%, 7/1/2042 108,579 98,969
4.00%, 7/1/2042 88,847 83,716
3.50%, 8/1/2042 34,447 31,398
3.00%, 9/1/2042 58,155 51,426
3.50%, 9/1/2042 11,032 10,056
4.00%, 9/1/2042 54,493 51,280
3.00%, 10/1/2042 111,654 98,947
3.50%, 10/1/2042 21,088 19,222
2.50%, 12/1/2042 200,232 170,240
3.00%, 12/1/2042 112,991 99,850
2.50%, 1/1/2043 6,932 5,894
3.00%, 1/1/2043 116,224 102,600
3.50%, 1/1/2043 32,304 29,425
4.00%, 1/1/2043 59,189 55,772
Investments
Principal
Amount Value
4.50%, 1/1/2043 $ 148,156 $ 143,717
2.50%, 2/1/2043 270,679 229,499
3.00%, 2/1/2043 153,209 135,295
3.50%, 2/1/2043 59,315 54,129
3.50%, 3/1/2043 69,881 63,695
2.50%, 5/1/2043 10,563 8,879
2.50%, 6/1/2043 5,772 4,928
4.00%, 8/1/2043 32,394 30,391
4.00%, 9/1/2043 76,797 72,127
4.50%, 9/1/2043 23,041 22,160
4.00%, 10/1/2043 93,556 87,802
4.00%, 11/1/2043 203,652 191,110
4.50%, 11/1/2043 71,237 68,483
4.50%, 12/1/2043 53,912 51,886
4.00%, 1/1/2044 77,187 72,426
4.50%, 2/1/2044 14,845 14,271
4.50%, 3/1/2044 92,622 90,541
5.00%, 3/1/2044 14,169 13,994
4.00%, 4/1/2044 733,272 683,720
4.50%, 4/1/2044 152,912 147,001
5.00%, 6/1/2044 25,740 25,542
4.00%, 10/1/2044 29,021 27,236
4.50%, 10/1/2044 6,987 6,717
4.50%, 12/1/2044 28,320 27,226
4.00%, 2/1/2045 22,442 20,877
4.50%, 2/1/2045 95,393 91,707
4.00%, 4/1/2045 19,784 18,375
4.00%, 8/1/2045 9,635 8,947
4.00%, 11/1/2045 53,179 49,381
4.50%, 11/1/2045 64,200 61,720
4.00%, 12/1/2045 125,929 118,270
4.00%, 2/1/2046 6,423 6,011
4.50%, 3/1/2046 101,530 97,606
4.00%, 4/1/2046 9,204 8,558
2.50%, 6/1/2046 62,983 53,471
4.50%, 6/1/2046 70,709 67,977
4.50%, 7/1/2046 14,043 13,492
4.50%, 8/1/2046 11,017 10,591
2.50%, 10/1/2046 52,720 44,053
4.50%, 10/1/2046 24,609 23,612
2.50%, 12/1/2046 17,434 14,568
4.50%, 1/1/2047 22,861 21,948
4.00%, 2/1/2047 24,922 23,192
4.50%, 2/1/2047 27,485 26,457
4.50%, 5/1/2047 425,979 405,759
4.50%, 7/1/2047 58,441 56,182
5.00%, 7/1/2047 23,117 22,989
3.50%, 11/1/2048 1,138,561 1,027,190
5.50%, 2/1/2049 1,468,497 1,485,163
6.00%, 2/1/2049 64,985 67,494
2.50%, 7/1/2049 1,067,770 893,150
4.50%, 7/1/2049 405,854 386,730
4.50%, 11/1/2049 400,895 385,329
4.00%, 1/1/2050 529,701 489,891
4.00%, 3/1/2050 974,622 914,058
4.50%, 5/1/2050 658,380 626,561
3.50%, 7/1/2050 420,196 380,383

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.00%, 7/1/2050 $ 639,658 $ 590,215
4.50%, 9/1/2050 970,037 940,941
4.50%, 10/1/2050 1,063,720 1,015,522
1.50%, 2/1/2051 658,557 487,496
1.50%, 10/1/2051 1,261,254 932,869
2.50%, 2/1/2052 1,092,500 900,242
5.00%, 11/1/2052 1,462,297 1,416,648
6.50%, 11/1/2052 73,589 76,380
6.50%, 1/1/2053 224,038 229,929
6.50%, 11/1/2053 746,569 765,934
7.50%, 11/1/2053 335,481 354,857
7.00%, 12/1/2053 481,318 504,062
7.00%, 3/1/2054 658,316 689,423
7.50%, 3/1/2054 546,097 577,569
6.50%, 8/1/2054 360,834 370,194
GNMA
5.50%, 8/20/2033 20,160 20,449
5.50%, 11/20/2033 18,809 19,081
5.50%, 3/20/2034 23,583 24,181
5.50%, 7/20/2034 14,854 15,228
5.50%, 9/20/2034 6,707 6,694
5.50%, 3/20/2036 50,684 51,971
5.50%, 9/20/2038 31,433 32,232
5.50%, 2/20/2039 51,616 53,020
4.50%, 5/15/2039 1,210,899 1,176,547
5.00%, 8/15/2039 864,618 863,256
4.00%, 6/15/2040 252,422 238,812
4.00%, 8/15/2040 254,663 240,896
4.00%, 11/15/2040 195,303 184,405
5.50%, 12/20/2040 14,684 15,042
5.50%, 1/20/2041 15,029 15,411
4.00%, 9/15/2041 747,668 700,618
5.50%, 12/20/2041 38,887 39,182
5.50%, 2/20/2042 10,303 10,564
3.00%, 4/15/2042 876,479 783,129
3.50%, 6/15/2042 397,897 365,293
2.50%, 3/20/2043 33,812 28,818
2.50%, 5/20/2043 48,393 41,245
Investments
Principal
Amount Value
5.50%, 3/20/2044 $ 42,186 $ 43,256
4.50%, 10/20/2044 99,876 96,481
2.50%, 11/20/2044 31,490 26,842
5.00%, 6/20/2045 123,999 123,776
4.00%, 8/15/2045 755,883 710,383
4.50%, 12/20/2045 211,778 204,581
4.50%, 4/20/2046 243,231 234,971
5.00%, 5/20/2046 296,316 295,783
3.50%, 6/15/2046 1,545,765 1,420,150
3.50%, 10/20/2047 334,522 302,123
4.00%, 2/20/2048 788,487 735,491
5.00%, 5/20/2048 106,799 105,420
5.50%, 1/20/2049 246,556 248,065
5.50%, 7/20/2049 6,675 6,757
2.50%, 10/20/2050 1,070,597 897,373
2.00%, 12/20/2051 1,182,908 947,982
4.00%, 12/20/2051 355,581 329,989
2.00%, 2/20/2052 1,214,834 973,390
5.50%, 12/20/2052 272,159 270,857
6.00%, 12/20/2052 395,502 401,476
6.50%, 6/20/2053 643,235 657,195
7.00%, 8/20/2053 645,629 664,307
6.50%, 10/20/2053 879,099 897,061
7.00%, 10/20/2053 169,371 174,271
7.50%, 2/20/2054 435,393 450,033
7.50%, 8/20/2054 560,150 578,237
7.00%, 9/20/2054 1,570,824 1,612,071
Total Mortgage-Backed Securities
(Cost $89,363,308) 84,906,020
Total Investments - 99.4%
(Cost $89,363,308) 84,906,020
Other assets less liabilities - 0.6% 548,103
NET ASSETS - 100.0% $85,454,123
Percentages shown are based on Net Assets.
Abbreviations
FHLMC  — Federal Home Loan Mortgage Corp.
FNMA   — Federal National Mortgage Association
GNMA   — Government National Mortgage Association
UMBS   — Uniform Mortgage-Backed Securities
Security Type % of Net Assets
Mortgage-Backed Securities 99.4%
Others
(1)
0.6
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98.3%
Aerospace & Defense - 1.0%
Boeing Co. (The)
2.75%, 2/1/2026 $ 50,000 $ 48,968
2.20%, 2/4/2026 500,000 487,095
General Dynamics Corp.
3.50%, 4/1/2027(a) 250,000 245,045
2.63%, 11/15/2027 25,000 23,794
HEICO Corp.
5.25%, 8/1/2028(a) 400,000 405,194
5.35%, 8/1/2033(a) 300,000 299,225
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 195,709
Howmet Aerospace, Inc.
5.90%, 2/1/2027 150,000 153,026
6.75%, 1/15/2028 150,000 158,029
3.00%, 1/15/2029(a) 400,000 372,903
Huntington Ingalls Industries, Inc.
4.20%, 5/1/2030 50,000 47,531
Leidos, Inc.
4.38%, 5/15/2030 352,000 337,534
2.30%, 2/15/2031 500,000 423,285
5.75%, 3/15/2033(a) 380,000 386,964
Lockheed Martin Corp.
4.50%, 2/15/2029(a) 100,000 99,127
5.25%, 1/15/2033 115,000 116,255
4.80%, 8/15/2034 50,000 48,570
RTX Corp.
5.75%, 11/8/2026 25,000 25,445
3.50%, 3/15/2027 25,000 24,416
Textron, Inc.
3.65%, 3/15/2027 475,000 463,684
3.90%, 9/17/2029 200,000 190,835
3.00%, 6/1/2030 400,000 361,001
6.10%, 11/15/2033(a) 100,000 104,422
5,018,057
Air Freight & Logistics - 0.0%(c)
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 250,000 243,856
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(d) 200,000 199,415
Lear Corp.
4.25%, 5/15/2029(a) 150,000 144,990
344,405
Banks - 24.3%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(a)(d) 200,000 204,845
7.88%, 11/15/2034(a)(d) 500,000 554,824
6.03%, 3/13/2035(d) 400,000 405,677
Banco Santander SA
4.25%, 4/11/2027(a) 200,000 197,374
1.72%, 9/14/2027(a)(d) 352,000 334,290
5.55%, 3/14/2028(d) 400,000 404,075
5.37%, 7/15/2028(d) 200,000 201,665
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
Banco Santander SA (continued)
5.59%, 8/8/2028(a) $ 100,000 $ 101,869
3.31%, 6/27/2029 50,000 46,637
5.54%, 3/14/2030(a)(d) 50,000 50,422
2.75%, 12/3/2030 200,000 171,542
2.96%, 3/25/2031 125,000 109,929
6.92%, 8/8/2033 1,000,000 1,061,720
6.35%, 3/14/2034(a) 570,000 582,397
Bank of America Corp.
4.45%, 3/3/2026 75,000 74,794
4.25%, 10/22/2026 25,000 24,819
Series N, 1.66%, 3/11/2027(d) 450,000 435,033
3.56%, 4/23/2027(d) 431,000 424,670
1.73%, 7/22/2027(d) 849,000 812,428
5.93%, 9/15/2027(a)(d) 340,000 346,155
3.25%, 10/21/2027(a) 170,000 164,153
3.82%, 1/20/2028(d) 800,000 785,796
2.55%, 2/4/2028(a)(d) 400,000 382,867
3.71%, 4/24/2028(d) 1,224,000 1,194,414
4.38%, 4/27/2028(d) 829,000 820,959
3.59%, 7/21/2028(a)(d) 850,000 825,016
4.95%, 7/22/2028(a)(d) 685,000 687,139
6.20%, 11/10/2028(d) 729,000 755,266
3.42%, 12/20/2028(d) 950,000 912,175
Series FIX, 4.98%,
1/24/2029(a)(d) 500,000 501,138
3.97%, 3/5/2029(d) 200,000 194,688
2.09%, 6/14/2029(a)(d) 150,000 136,848
3.97%, 2/7/2030(d) 125,000 120,283
3.19%, 7/23/2030(d) 200,000 185,297
2.88%, 10/22/2030(d) 100,000 90,977
2.50%, 2/13/2031(a)(d) 256,000 226,673
2.59%, 4/29/2031(d) 275,000 243,729
1.92%, 10/24/2031(a)(d) 150,000 126,117
5.02%, 7/22/2033(a)(d) 50,000 49,194
5.29%, 4/25/2034(d) 281,000 279,484
5.87%, 9/15/2034(a)(d) 50,000 51,542
5.47%, 1/23/2035(d) 500,000 501,197
5.43%, 8/15/2035(a)(d) 925,000 901,570
5.52%, 10/25/2035(d) 400,000 391,246
2.48%, 9/21/2036(a)(d) 1,025,000 843,482
3.85%, 3/8/2037(a)(d) 1,225,000 1,088,842
Bank of Montreal
1.25%, 9/15/2026(a) 100,000 94,831
5.72%, 9/25/2028(a) 100,000 102,816
3.80%, 12/15/2032(d) 945,000 907,789
3.09%, 1/10/2037(d) 600,000 498,827
7.70%, 5/26/2084(a)(d) 500,000 517,595
7.30%, 11/26/2084(a)(d) 200,000 203,640
Bank of Nova Scotia (The)
4.75%, 2/2/2026 350,000 350,780
4.40%, 9/8/2028(d) 50,000 49,512
4.59%, 5/4/2037(d) 800,000 734,768

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
Bank of Nova Scotia (The) (continued)
Series 2, 3.63%,
10/27/2081(d) $ 350,000 $ 327,854
8.63%, 10/27/2082(d) 200,000 210,886
8.00%, 1/27/2084(d) 350,000 365,047
Bank OZK
2.75%, 10/1/2031(d) 151,000 133,078
BankUnited, Inc.
5.13%, 6/11/2030 180,000 174,032
Barclays plc
5.20%, 5/12/2026 372,000 372,865
5.09%, 6/20/2030(d) 900,000 881,076
7.44%, 11/2/2033(d) 200,000 221,313
7.12%, 6/27/2034(a)(d) 450,000 481,322
3.56%, 9/23/2035(d) 750,000 668,912
BPCE SA
3.38%, 12/2/2026 50,000 48,885
Canadian Imperial Bank of Commerce
5.00%, 4/28/2028 25,000 25,108
5.25%, 1/13/2031(d) 200,000 201,194
6.95%, 1/28/2085(d) 200,000 199,759
Citibank NA
5.44%, 4/30/2026 50,000 50,504
4.93%, 8/6/2026 50,000 50,260
5.49%, 12/4/2026 75,000 76,181
Citigroup, Inc.
4.60%, 3/9/2026 84,000 83,951
1.46%, 6/9/2027(d) 25,000 23,912
4.45%, 9/29/2027(a) 950,000 939,440
3.89%, 1/10/2028(a)(d) 750,000 737,724
3.07%, 2/24/2028(a)(d) 1,110,000 1,071,520
4.66%, 5/24/2028(a)(d) 350,000 348,631
3.67%, 7/24/2028(d) 1,510,000 1,466,411
3.52%, 10/27/2028(d) 786,000 758,423
5.17%, 2/13/2030(d) 400,000 401,128
3.98%, 3/20/2030(d) 707,000 677,576
4.54%, 9/19/2030(a)(d) 650,000 633,938
2.98%, 11/5/2030(d) 700,000 635,968
2.67%, 1/29/2031(a)(d) 526,000 467,765
4.41%, 3/31/2031(d) 1,100,000 1,061,685
2.57%, 6/3/2031(a)(d) 100,000 87,855
6.63%, 6/15/2032 250,000 267,788
5.88%, 2/22/2033 100,000 102,537
3.79%, 3/17/2033(d) 350,000 315,855
4.91%, 5/24/2033(a)(d) 150,000 145,208
6.00%, 10/31/2033 135,000 139,078
6.27%, 11/17/2033(a)(d) 203,000 213,356
6.17%, 5/25/2034(a)(d) 1,650,000 1,681,596
5.59%, 11/19/2034(d) 350,000 348,134
5.83%, 2/13/2035(d) 1,000,000 994,511
6.02%, 1/24/2036(d) 250,000 250,987
5.41%, 9/19/2039(d) 500,000 476,794
Citizens Bank NA
4.58%, 8/9/2028(d) 500,000 495,219
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
Citizens Financial Group, Inc.
2.85%, 7/27/2026 $ 25,000 $ 24,278
2.64%, 9/30/2032(a) 300,000 245,374
5.64%, 5/21/2037(a)(d) 200,000 193,982
Comerica Bank
5.33%, 8/25/2033(d) 250,000 238,360
Comerica, Inc.
4.00%, 2/1/2029 683,000 650,973
5.98%, 1/30/2030(d) 450,000 454,415
Commonwealth Bank of Australia
5.32%, 3/13/2026 50,000 50,480
4.58%, 11/27/2026(a) 150,000 150,335
Cooperatieve Rabobank UA
5.50%, 10/5/2026 250,000 254,095
4.80%, 1/9/2029 250,000 250,835
Discover Bank
4.25%, 3/13/2026 250,000 248,327
3.45%, 7/27/2026 502,000 491,945
4.65%, 9/13/2028(a) 727,000 716,706
2.70%, 2/6/2030 303,000 269,313
Fifth Third Bancorp
3.95%, 3/14/2028 2,000 1,944
6.36%, 10/27/2028(d) 455,000 470,877
6.34%, 7/27/2029(a)(d) 75,000 78,037
4.77%, 7/28/2030(d) 506,000 497,724
5.63%, 1/29/2032(d) 100,000 101,483
Fifth Third Bank, Inc.
3.85%, 3/15/2026 593,000 586,379
First Horizon Bank
5.75%, 5/1/2030 250,000 250,239
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028 200,000 205,493
HSBC Holdings plc
4.38%, 11/23/2026 300,000 297,558
1.59%, 5/24/2027(d) 300,000 287,822
5.89%, 8/14/2027(a)(d) 550,000 558,209
2.25%, 11/22/2027(a)(d) 450,000 430,061
4.04%, 3/13/2028(d) 1,064,000 1,045,622
5.60%, 5/17/2028(a)(d) 550,000 556,931
4.76%, 6/9/2028(a)(d) 930,000 925,741
5.21%, 8/11/2028(d) 900,000 904,729
2.01%, 9/22/2028(a)(d) 500,000 462,913
7.39%, 11/3/2028(a)(d) 583,000 617,405
6.16%, 3/9/2029(a)(d) 300,000 308,936
4.58%, 6/19/2029(d) 620,000 609,257
2.21%, 8/17/2029(d) 700,000 633,828
5.55%, 3/4/2030(a)(d) 200,000 202,347
3.97%, 5/22/2030(d) 1,403,000 1,332,301
2.85%, 6/4/2031(d) 350,000 309,531
2.36%, 8/18/2031(a)(d) 150,000 128,465
7.63%, 5/17/2032 125,000 140,723
2.80%, 5/24/2032(d) 202,000 173,481
2.87%, 11/22/2032(a)(d) 200,000 170,363
4.76%, 3/29/2033(a)(d) 952,000 898,654
5.40%, 8/11/2033(d) 402,000 399,708

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
HSBC Holdings plc (continued)
8.11%, 11/3/2033(d) $ 950,000 $ 1,077,551
6.25%, 3/9/2034(a)(d) 500,000 522,176
6.55%, 6/20/2034(d) 1,000,000 1,038,949
7.40%, 11/13/2034(d) 250,000 273,080
5.87%, 11/18/2035(d) 350,000 344,948
Huntington Bancshares, Inc.
4.44%, 8/4/2028(d) 401,000 396,564
6.21%, 8/21/2029(a)(d) 405,000 419,468
5.02%, 5/17/2033(d) 250,000 240,948
5.71%, 2/2/2035(d) 400,000 400,321
2.49%, 8/15/2036(d) 250,000 204,061
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 350,864
ING Groep NV
3.95%, 3/29/2027 100,000 98,380
1.73%, 4/1/2027(d) 112,000 108,094
6.08%, 9/11/2027(d) 600,000 611,257
4.02%, 3/28/2028(a)(d) 600,000 589,002
5.55%, 3/19/2035(d) 145,000 144,853
JPMorgan Chase & Co.
2.95%, 10/1/2026 100,000 97,591
1.04%, 2/4/2027(d) 450,000 433,866
1.58%, 4/22/2027(d) 832,000 801,292
1.47%, 9/22/2027(d) 350,000 332,152
4.25%, 10/1/2027 50,000 49,684
6.07%, 10/22/2027(d) 100,000 102,280
5.04%, 1/23/2028(a)(d) 350,000 352,035
3.78%, 2/1/2028(a)(d) 553,000 542,626
2.95%, 2/24/2028(d) 250,000 241,090
5.57%, 4/22/2028(d) 50,000 50,814
4.32%, 4/26/2028(d) 502,000 496,767
3.54%, 5/1/2028(d) 435,000 423,635
2.18%, 6/1/2028(a)(d) 315,000 297,018
4.98%, 7/22/2028(d) 350,000 351,426
4.85%, 7/25/2028(d) 568,000 568,840
4.51%, 10/22/2028(d) 300,000 297,622
3.51%, 1/23/2029(d) 50,000 48,194
4.92%, 1/24/2029(d) 550,000 550,601
5.58%, 4/22/2030(d) 425,000 433,996
3.70%, 5/6/2030(d) 515,000 489,252
4.57%, 6/14/2030(a)(d) 150,000 147,618
5.00%, 7/22/2030(d) 600,000 599,412
8.75%, 9/1/2030 535,000 630,604
2.74%, 10/15/2030(a)(d) 625,000 565,750
4.49%, 3/24/2031(a)(d) 100,000 97,746
2.96%, 5/13/2031(d) 853,000 767,368
1.95%, 2/4/2032(a)(d) 100,000 83,794
5.72%, 9/14/2033(a)(d) 1,025,000 1,044,408
5.35%, 6/1/2034(a)(d) 225,000 225,599
6.25%, 10/23/2034(d) 250,000 264,900
5.29%, 7/22/2035(d) 200,000 198,348
KeyBank NA
3.40%, 5/20/2026 305,000 299,139
3.90%, 4/13/2029(a) 250,000 236,684
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
KeyBank NA (continued)
4.90%, 8/8/2032 $ 350,000 $ 332,514
KeyCorp
2.25%, 4/6/2027 253,000 239,313
Lloyds Banking Group plc
3.75%, 3/18/2028(d) 300,000 292,713
3.57%, 11/7/2028(d) 250,000 240,763
M&T Bank Corp.
4.55%, 8/16/2028(d) 371,000 367,632
4.83%, 1/16/2029(d) 150,000 149,276
7.41%, 10/30/2029(a)(d) 700,000 752,106
6.08%, 3/13/2032(a)(d) 195,000 200,743
5.05%, 1/27/2034(a)(d) 650,000 624,708
Manufacturers & Traders Trust Co.
3.40%, 8/17/2027 353,000 340,072
4.70%, 1/27/2028 402,000 399,580
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029(a) 100,000 96,075
3.20%, 7/18/2029 100,000 92,955
5.26%, 4/17/2030(a)(d) 175,000 176,624
2.05%, 7/17/2030 50,000 42,864
2.85%, 1/19/2033(d) 50,000 42,908
5.13%, 7/20/2033(d) 100,000 99,018
5.47%, 9/13/2033(d) 50,000 50,588
5.41%, 4/19/2034(d) 50,000 50,528
5.43%, 4/17/2035(d) 250,000 249,924
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(a)(d) 175,000 178,669
4.25%, 9/11/2029(a)(d) 50,000 48,808
1.98%, 9/8/2031(d) 50,000 42,183
2.17%, 5/22/2032(d) 50,000 41,819
5.75%, 7/6/2034(a)(d) 50,000 51,173
5.59%, 7/10/2035(d) 250,000 252,230
Morgan Stanley Bank NA
4.75%, 4/21/2026 100,000 100,228
4.95%, 1/14/2028(a)(d) 375,000 376,221
5.50%, 5/26/2028(d) 250,000 253,580
National Australia Bank Ltd.
2.50%, 7/12/2026 50,000 48,649
4.90%, 6/13/2028 50,000 50,372
National Bank of Canada
5.60%, 7/2/2027(d) 250,000 252,826
4.50%, 10/10/2029 550,000 538,519
NatWest Group plc
5.85%, 3/2/2027(d) 550,000 555,916
3.07%, 5/22/2028(d) 225,000 215,956
5.52%, 9/30/2028(d) 350,000 354,860
4.89%, 5/18/2029(d) 100,000 99,359
5.81%, 9/13/2029(d) 200,000 204,277
5.08%, 1/27/2030(d) 243,000 241,710
4.45%, 5/8/2030(a)(d) 385,000 373,474
6.02%, 3/2/2034(d) 250,000 256,904
6.48%, 6/1/2034(a)(d) 600,000 618,129
3.03%, 11/28/2035(d) 400,000 347,081

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029 $ 100,000 $ 94,873
2.31%, 4/23/2032(d) 350,000 297,229
4.81%, 10/21/2032(d) 150,000 146,455
Regions Financial Corp.
1.80%, 8/12/2028(a) 160,000 143,863
5.72%, 6/6/2030(d) 150,000 152,541
5.50%, 9/6/2035(a)(d) 250,000 245,319
Royal Bank of Canada
1.20%, 4/27/2026(a) 100,000 96,069
5.20%, 7/20/2026 150,000 151,541
5.20%, 8/1/2028(a) 50,000 50,618
4.65%, 10/18/2030(d) 150,000 147,432
2.30%, 11/3/2031 75,000 63,480
7.50%, 5/2/2084(a)(d) 400,000 414,125
6.35%, 11/24/2084(d) 350,000 334,736
Santander Holdings USA, Inc.
2.49%, 1/6/2028(d) 850,000 810,001
6.50%, 3/9/2029(a)(d) 395,000 408,264
6.57%, 6/12/2029(d) 150,000 155,680
5.35%, 9/6/2030(d) 700,000 696,091
6.34%, 5/31/2035(a)(d) 350,000 358,209
Santander UK Group Holdings plc
1.67%, 6/14/2027(d) 200,000 191,006
2.47%, 1/11/2028(d) 325,000 308,764
3.82%, 11/3/2028(d) 250,000 241,327
6.53%, 1/10/2029(d) 500,000 517,788
Sumitomo Mitsui Financial Group, Inc.
5.72%, 9/14/2028(a) 50,000 51,319
2.13%, 7/8/2030 50,000 42,988
5.42%, 7/9/2031 400,000 404,321
5.77%, 1/13/2033(a) 100,000 102,861
5.81%, 9/14/2033 50,000 51,792
5.56%, 7/9/2034(a) 100,000 101,075
Synovus Bank
5.63%, 2/15/2028 350,000 352,648
Toronto-Dominion Bank (The)
4.11%, 6/8/2027 25,000 24,651
5.16%, 1/10/2028 50,000 50,499
2.00%, 9/10/2031 25,000 20,857
3.63%, 9/15/2031(d) 1,205,000 1,173,660
5.15%, 9/10/2034(d) 450,000 440,177
8.13%, 10/31/2082(d) 855,000 893,359
7.25%, 7/31/2084(a)(d) 400,000 404,375
Truist Bank
3.30%, 5/15/2026(a) 380,000 372,726
3.80%, 10/30/2026(a) 610,000 599,433
2.25%, 3/11/2030 500,000 433,296
Truist Financial Corp.
1.27%, 3/2/2027(d) 4,000 3,851
6.05%, 6/8/2027(a)(d) 550,000 558,531
4.12%, 6/6/2028(a)(d) 450,000 443,271
4.87%, 1/26/2029(d) 625,000 623,734
3.88%, 3/19/2029 500,000 477,784
7.16%, 10/30/2029(d) 875,000 936,818
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.3% (continued)
Truist Financial Corp. (continued)
5.44%, 1/24/2030(a)(d) $ 575,000 $ 581,496
1.95%, 6/5/2030 52,000 44,575
4.92%, 7/28/2033(a)(d) 650,000 615,291
6.12%, 10/28/2033(a)(d) 350,000 364,588
5.12%, 1/26/2034(d) 600,000 584,192
5.87%, 6/8/2034(d) 694,000 707,586
5.71%, 1/24/2035(d) 950,000 959,452
US Bancorp
Series V, 2.38%, 7/22/2026 50,000 48,457
Series X, 3.15%, 4/27/2027 75,000 72,742
4.55%, 7/22/2028(a)(d) 200,000 198,782
4.65%, 2/1/2029(a)(d) 100,000 99,382
1.38%, 7/22/2030(a) 55,000 45,636
4.97%, 7/22/2033(a)(d) 401,000 384,073
2.49%, 11/3/2036(d) 950,000 773,685
Wachovia Corp.
7.57%, 8/1/2026(b) 165,000 171,290
Webster Financial Corp.
4.10%, 3/25/2029 115,000 109,935
Wells Fargo & Co.
3.53%, 3/24/2028(a)(d) 305,000 296,573
5.71%, 4/22/2028(d) 500,000 508,254
3.58%, 5/22/2028(d) 300,000 291,459
2.39%, 6/2/2028(a)(d) 925,000 874,440
4.81%, 7/25/2028(a)(d) 600,000 598,629
Wells Fargo Bank NA
5.45%, 8/7/2026 100,000 101,259
5.25%, 12/11/2026 100,000 101,268
Westpac Banking Corp.
2.85%, 5/13/2026 100,000 98,087
1.15%, 6/3/2026 400,000 383,155
3.35%, 3/8/2027 75,000 73,345
3.40%, 1/25/2028 75,000 72,590
5.54%, 11/17/2028(a) 50,000 51,519
1.95%, 11/20/2028(a) 200,000 181,246
5.05%, 4/16/2029 25,000 25,329
2.15%, 6/3/2031(a) 50,000 42,780
4.32%, 11/23/2031(d) 804,000 792,714
5.41%, 8/10/2033(d) 615,000 605,479
6.82%, 11/17/2033 400,000 432,066
4.11%, 7/24/2034(a)(d) 754,000 712,012
2.67%, 11/15/2035(d) 800,000 684,147
5.62%, 11/20/2035(a)(d) 500,000 491,744
3.02%, 11/18/2036(a)(d) 600,000 509,982
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 143,632
Zions Bancorp NA
3.25%, 10/29/2029 252,000 225,378
6.82%, 11/19/2035(d) 200,000 205,594
117,747,054
Beverages - 0.9%
Coca-Cola Co. (The)
2.13%, 9/6/2029 100,000 89,833
3.45%, 3/25/2030 153,000 144,505

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.9% (continued)
Coca-Cola Co. (The) (continued)
1.65%, 6/1/2030(a) $ 150,000 $ 128,318
2.00%, 3/5/2031(a) 300,000 256,699
1.38%, 3/15/2031 400,000 328,632
2.25%, 1/5/2032(a) 50,000 42,584
5.00%, 5/13/2034(a) 450,000 449,326
4.65%, 8/14/2034(a) 300,000 291,533
Constellation Brands, Inc.
3.70%, 12/6/2026(a) 35,000 34,396
4.35%, 5/9/2027(a) 150,000 148,640
3.60%, 2/15/2028(a) 50,000 48,223
4.80%, 1/15/2029 100,000 99,384
3.15%, 8/1/2029 402,000 371,396
2.88%, 5/1/2030(a) 400,000 357,716
2.25%, 8/1/2031 350,000 291,603
4.75%, 5/9/2032(a) 150,000 144,193
4.90%, 5/1/2033 174,000 167,179
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/2029(a) 100,000 99,558
4.70%, 2/16/2034(a) 150,000 145,391
PepsiCo, Inc.
2.63%, 7/29/2029(a) 50,000 45,932
2.75%, 3/19/2030(a) 300,000 273,162
1.63%, 5/1/2030 300,000 256,798
1.95%, 10/21/2031(a) 30,000 25,093
4,240,094
Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 11/21/2029 17,000 15,846
Amgen, Inc.
5.51%, 3/2/2026 950,000 950,181
Gilead Sciences, Inc.
3.65%, 3/1/2026(a) 1,550,000 1,536,199
2.95%, 3/1/2027(a) 25,000 24,200
4.80%, 11/15/2029 200,000 199,706
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030(a) 615,000 514,106
3,240,238
Broadline Retail - 0.2%
eBay, Inc.
1.40%, 5/10/2026(a) 250,000 240,154
3.60%, 6/5/2027 250,000 244,095
2.70%, 3/11/2030(a) 250,000 224,984
6.30%, 11/22/2032 150,000 159,515
868,748
Building Products - 0.9%
Allegion plc
3.50%, 10/1/2029 152,000 142,616
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 340,562
2.75%, 3/1/2030 275,000 247,725
2.20%, 3/1/2032 300,000 246,394
Carrier Global Corp.
2.72%, 2/15/2030 250,000 224,331
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.9% (continued)
CRH America Finance, Inc.
5.40%, 5/21/2034(a) $ 200,000 $ 199,474
CRH SMW Finance DAC
5.20%, 5/21/2029(a) 250,000 251,979
Lennox International, Inc.
5.50%, 9/15/2028 400,000 408,166
Masco Corp.
3.50%, 11/15/2027 150,000 144,999
1.50%, 2/15/2028 201,000 182,150
2.00%, 10/1/2030 250,000 212,080
2.00%, 2/15/2031(a) 250,000 210,528
Trane Technologies Financing Ltd.
3.50%, 3/21/2026 252,000 249,214
3.80%, 3/21/2029 812,000 780,568
5.25%, 3/3/2033 130,000 130,788
5.10%, 6/13/2034 190,000 188,533
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 250,000 241,605
4,401,712
Capital Markets - 7.1%
Affiliated Managers Group, Inc.
3.30%, 6/15/2030 200,000 183,072
5.50%, 8/20/2034 200,000 195,775
Ameriprise Financial, Inc.
5.70%, 12/15/2028 350,000 362,090
5.15%, 5/15/2033 175,000 174,477
Apollo Debt Solutions BDC
6.90%, 4/13/2029(a)(e) 475,000 494,365
6.70%, 7/29/2031(a)(e) 405,000 418,678
6.55%, 3/15/2032(e) 100,000 101,702
Ares Capital Corp.
2.15%, 7/15/2026 50,000 47,995
7.00%, 1/15/2027 5,000 5,172
5.80%, 3/8/2032(a) 200,000 198,361
Ares Strategic Income Fund
5.70%, 3/15/2028(e) 100,000 100,104
6.35%, 8/15/2029(e) 50,000 50,939
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 216,548
Bank of New York Mellon Corp. (The)
3.44%, 2/7/2028(d) 500,000 487,832
3.99%, 6/13/2028(d) 50,000 49,186
6.32%, 10/25/2029(d) 50,000 52,535
5.19%, 3/14/2035(d) 50,000 49,532
5.23%, 11/20/2035(a)(d) 100,000 99,690
Blackrock, Inc.
3.25%, 4/30/2029(a) 350,000 331,716
4.75%, 5/25/2033 100,000 98,194
Blackstone Private Credit Fund
2.63%, 12/15/2026(a) 652,000 621,274
3.25%, 3/15/2027(a) 650,000 622,950
4.95%, 9/26/2027(e) 150,000 148,131
7.30%, 11/27/2028 200,000 211,633
4.00%, 1/15/2029 775,000 731,463
5.95%, 7/16/2029(a) 300,000 302,796

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.1% (continued)
Blackstone Private Credit Fund (continued)
5.60%, 11/22/2029(a)(e) $ 100,000 $ 98,855
6.25%, 1/25/2031 175,000 177,978
6.00%, 11/22/2034(e) 150,000 145,886
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034 250,000 242,013
Blackstone Secured Lending Fund
2.75%, 9/16/2026 252,000 242,248
2.13%, 2/15/2027(a) 302,000 284,070
5.88%, 11/15/2027 150,000 152,243
5.35%, 4/13/2028(a) 600,000 597,674
2.85%, 9/30/2028(a) 300,000 273,416
Blue Owl Capital Corp.
3.40%, 7/15/2026(a) 440,000 427,831
2.63%, 1/15/2027(a) 50,000 47,340
2.88%, 6/11/2028 200,000 183,056
5.95%, 3/15/2029 500,000 503,094
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 400,000 385,159
4.70%, 2/8/2027(a) 350,000 346,080
7.75%, 9/16/2027(a) 450,000 472,034
7.95%, 6/13/2028 50,000 53,120
7.75%, 1/15/2029(a) 250,000 266,558
6.60%, 9/15/2029(e) 350,000 357,688
5.80%, 3/15/2030(e) 500,000 494,309
6.65%, 3/15/2031(a) 50,000 51,209
Blue Owl Finance LLC
6.25%, 4/18/2034(a) 50,000 51,372
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 205,000 192,626
6.10%, 3/15/2028(e) 300,000 301,065
Brookfield Finance I UK plc
2.34%, 1/30/2032 25,000 20,787
Brookfield Finance, Inc.
4.85%, 3/29/2029 50,000 49,804
6.35%, 1/5/2034 100,000 105,638
Cboe Global Markets, Inc.
3.65%, 1/12/2027(a) 151,000 148,482
1.63%, 12/15/2030 51,000 42,582
Charles Schwab Corp. (The)
0.90%, 3/11/2026 300,000 288,242
6.14%, 8/24/2034(a)(d) 50,000 52,548
CI Financial Corp.
3.20%, 12/17/2030 100,000 85,504
Deutsche Bank AG
7.15%, 7/13/2027(a)(d) 250,000 257,599
2.31%, 11/16/2027(d) 600,000 572,103
2.55%, 1/7/2028(a)(d) 50,000 47,723
5.71%, 2/8/2028(d) 200,000 202,463
5.37%, 1/10/2029(d) 100,000 100,273
5.00%, 9/11/2030(d) 50,000 49,144
5.88%, 7/8/2031(d) 200,000 200,717
3.73%, 1/14/2032(d) 650,000 572,068
4.88%, 12/1/2032(d) 653,000 635,651
3.74%, 1/7/2033(a)(d) 550,000 474,158
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.1% (continued)
Deutsche Bank AG (continued)
7.08%, 2/10/2034(a)(d) $ 750,000 $ 781,125
FactSet Research Systems, Inc.
2.90%, 3/1/2027(a) 200,000 192,346
3.45%, 3/1/2032 250,000 221,524
Franklin BSP Capital Corp.
7.20%, 6/15/2029(e) 200,000 204,667
Franklin Resources, Inc.
1.60%, 10/30/2030 50,000 41,694
Goldman Sachs Bank USA
5.28%, 3/18/2027(d) 200,000 201,262
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026 200,000 196,084
5.95%, 1/15/2027 50,000 51,217
3.85%, 1/26/2027 125,000 122,953
4.48%, 8/23/2028(d) 100,000 99,114
3.81%, 4/23/2029(d) 120,000 115,989
4.22%, 5/1/2029(d) 370,000 361,894
6.48%, 10/24/2029(a)(d) 150,000 157,496
2.60%, 2/7/2030 100,000 89,261
3.80%, 3/15/2030 120,000 113,243
5.73%, 4/25/2030(d) 300,000 306,541
5.05%, 7/23/2030(d) 70,000 69,817
1.99%, 1/27/2032(a)(d) 120,000 100,057
2.62%, 4/22/2032(d) 100,000 85,855
2.38%, 7/21/2032(a)(d) 193,000 162,696
2.65%, 10/21/2032(d) 450,000 382,904
6.13%, 2/15/2033 50,000 53,376
3.10%, 2/24/2033(a)(d) 400,000 347,221
6.56%, 10/24/2034(d) 50,000 53,892
5.85%, 4/25/2035(d) 150,000 153,319
5.33%, 7/23/2035(d) 200,000 196,776
5.02%, 10/23/2035(d) 300,000 288,222
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034(e) 150,000 143,114
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 100,000 95,533
LPL Holdings, Inc.
5.70%, 5/20/2027(a) 250,000 253,626
6.75%, 11/17/2028(a) 200,000 210,937
6.00%, 5/20/2034(a) 300,000 307,244
Moody's Corp.
3.25%, 1/15/2028(a) 190,000 182,714
4.25%, 2/1/2029(a) 252,000 247,531
2.00%, 8/19/2031(a) 503,000 419,375
4.25%, 8/8/2032(a) 225,000 213,317
5.00%, 8/5/2034 200,000 196,135
Morgan Stanley
3.13%, 7/27/2026(a) 10,000 9,792
3.63%, 1/20/2027 75,000 73,747
5.65%, 4/13/2028(a)(d) 150,000 152,551
6.30%, 10/18/2028(d) 60,000 62,195
3.77%, 1/24/2029(d) 150,000 145,329
5.45%, 7/20/2029(d) 100,000 101,516
4.43%, 1/23/2030(d) 13,000 12,717

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.1% (continued)
Morgan Stanley (continued)
5.66%, 4/18/2030(d) $ 150,000 $ 153,157
5.04%, 7/19/2030(d) 500,000 499,204
4.65%, 10/18/2030(d) 350,000 343,709
5.23%, 1/15/2031(d) 350,000 351,633
2.70%, 1/22/2031(d) 270,000 241,349
3.62%, 4/1/2031(d) 50,000 46,676
1.93%, 4/28/2032(d) 170,000 140,178
2.24%, 7/21/2032(a)(d) 196,000 163,931
2.51%, 10/20/2032(d) 86,000 72,707
2.94%, 1/21/2033(d) 250,000 215,524
4.89%, 7/20/2033(d) 5,000 4,853
6.34%, 10/18/2033(d) 153,000 162,522
5.25%, 4/21/2034(d) 182,000 179,788
5.42%, 7/21/2034(a)(d) 150,000 150,004
6.63%, 11/1/2034(d) 36,000 38,839
5.47%, 1/18/2035(d) 300,000 299,339
5.83%, 4/19/2035(d) 150,000 153,432
5.32%, 7/19/2035(d) 200,000 197,615
5.59%, 1/18/2036(d) 150,000 151,306
Morgan Stanley Direct Lending Fund
6.15%, 5/17/2029(e) 400,000 402,201
Nasdaq, Inc.
3.85%, 6/30/2026(a) 150,000 148,425
5.35%, 6/28/2028(a) 50,000 50,815
5.55%, 2/15/2034(a) 720,000 728,479
Nomura Holdings, Inc.
2.68%, 7/16/2030 250,000 219,129
5.78%, 7/3/2034 175,000 177,310
S&P Global, Inc.
2.95%, 1/22/2027(a) 250,000 242,145
2.45%, 3/1/2027 600,000 574,943
2.70%, 3/1/2029 627,000 579,598
4.25%, 5/1/2029(a) 800,000 783,976
2.50%, 12/1/2029 250,000 225,321
1.25%, 8/15/2030(a) 200,000 166,027
2.90%, 3/1/2032 875,000 764,211
5.25%, 9/15/2033(a) 200,000 201,552
State Street Bank & Trust Co.
4.59%, 11/25/2026 50,000 50,144
State Street Corp.
5.27%, 8/3/2026 50,000 50,509
1.68%, 11/18/2027(d) 50,000 47,503
2.20%, 2/7/2028(d) 50,000 47,622
4.53%, 2/20/2029(d) 50,000 49,645
4.14%, 12/3/2029(d) 200,000 195,353
2.40%, 1/24/2030 75,000 67,306
2.20%, 3/3/2031(a) 50,000 42,762
4.68%, 10/22/2032(d) 350,000 341,014
4.16%, 8/4/2033(a)(d) 50,000 46,715
Stifel Financial Corp.
4.00%, 5/15/2030 196,000 185,097
34,540,106
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 0.7%
Celanese US Holdings LLC
6.41%, 7/15/2027(a)(b) $ 150,000 $ 152,837
6.60%, 11/15/2028(b) 50,000 51,444
CF Industries, Inc.
5.15%, 3/15/2034 350,000 339,567
Huntsman International LLC
4.50%, 5/1/2029(a) 150,000 143,417
LYB International Finance II BV
3.50%, 3/2/2027 160,000 156,036
LYB International Finance III LLC
5.50%, 3/1/2034 250,000 246,988
NewMarket Corp.
2.70%, 3/18/2031 200,000 171,522
PPG Industries, Inc.
1.20%, 3/15/2026 250,000 240,627
3.75%, 3/15/2028(a) 200,000 194,624
Rohm and Haas Co.
7.85%, 7/15/2029 100,000 110,177
RPM International, Inc.
4.55%, 3/1/2029 150,000 147,919
2.95%, 1/15/2032 200,000 173,292
Sherwin-Williams Co. (The)
3.45%, 6/1/2027(a) 175,000 170,538
2.95%, 8/15/2029 751,000 691,342
2.30%, 5/15/2030(a) 250,000 218,742
4.80%, 9/1/2031 150,000 148,059
2.20%, 3/15/2032 150,000 124,195
3,481,326
Commercial Services & Supplies - 0.7%
Cintas Corp. No. 2
3.70%, 4/1/2027(a) 500,000 490,764
4.00%, 5/1/2032(a) 265,000 248,828
RELX Capital, Inc.
4.00%, 3/18/2029 852,000 825,569
3.00%, 5/22/2030(a) 352,000 321,808
4.75%, 5/20/2032(a) 200,000 195,949
Republic Services, Inc.
3.38%, 11/15/2027 50,000 48,411
3.95%, 5/15/2028 1,000 977
4.88%, 4/1/2029 150,000 150,210
2.30%, 3/1/2030(a) 100,000 88,427
1.45%, 2/15/2031 2,000 1,634
Veralto Corp.
5.50%, 9/18/2026 450,000 455,320
5.35%, 9/18/2028(a) 275,000 279,496
5.45%, 9/18/2033 50,000 50,288
Waste Management, Inc.
2.00%, 6/1/2029(a) 100,000 89,508
3,247,189
Communications Equipment - 0.8%
Cisco Systems, Inc.
4.85%, 2/26/2029 225,000 226,747
4.95%, 2/26/2031 150,000 150,821
5.05%, 2/26/2034 175,000 174,320

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 0.8% (continued)
Juniper Networks, Inc.
3.75%, 8/15/2029(a) $ 251,000 $ 238,616
2.00%, 12/10/2030 200,000 167,714
Motorola Solutions, Inc.
4.60%, 2/23/2028(a) 351,000 348,971
5.00%, 4/15/2029 250,000 250,308
4.60%, 5/23/2029(a) 428,000 421,537
2.30%, 11/15/2030 402,000 346,508
2.75%, 5/24/2031 650,000 565,707
5.60%, 6/1/2032(a) 250,000 255,674
5.40%, 4/15/2034 400,000 399,705
Nokia OYJ
4.38%, 6/12/2027 175,000 171,769
3,718,397
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.
4.75%, 8/9/2027 50,000 49,891
Construction Materials - 0.3%
Eagle Materials, Inc.
2.50%, 7/1/2031 450,000 385,833
Martin Marietta Materials, Inc.
Series CB, 2.50%,
3/15/2030(a) 110,000 97,629
2.40%, 7/15/2031(a) 53,000 45,286
5.15%, 12/1/2034(a) 200,000 196,112
Vulcan Materials Co.
3.90%, 4/1/2027 50,000 49,260
3.50%, 6/1/2030(a) 175,000 162,466
5.35%, 12/1/2034(a) 450,000 447,782
1,384,368
Consumer Finance - 1.2%
AerCap Ireland Capital DAC
4.95%, 9/10/2034(a) 100,000 95,448
6.95%, 3/10/2055(d) 400,000 410,056
American Express Co.
1.65%, 11/4/2026(a) 100,000 95,087
2.55%, 3/4/2027 20,000 19,192
5.65%, 4/23/2027(a)(d) 50,000 50,544
3.30%, 5/3/2027 200,000 194,447
5.39%, 7/28/2027(a)(d) 300,000 303,152
5.10%, 2/16/2028(a)(d) 505,000 508,603
5.04%, 7/26/2028(d) 100,000 100,649
5.53%, 4/25/2030(d) 725,000 740,130
4.99%, 5/26/2033(a)(d) 328,000 320,509
4.42%, 8/3/2033(d) 150,000 142,761
5.04%, 5/1/2034(a)(d) 100,000 98,618
5.63%, 7/28/2034(a)(d) 235,000 237,717
5.92%, 4/25/2035(d) 250,000 255,031
Caterpillar Financial Services Corp.
4.35%, 5/15/2026(a) 335,000 334,933
1.15%, 9/14/2026 25,000 23,752
5.00%, 5/14/2027 40,000 40,459
Synchrony Financial
3.70%, 8/4/2026(a) 220,000 215,588
3.95%, 12/1/2027 705,000 683,139
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 1.2% (continued)
Synchrony Financial (continued)
5.15%, 3/19/2029(a) $ 662,000 $ 655,539
2.88%, 10/28/2031(a) 475,000 399,319
5,924,673
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.
1.38%, 6/20/2027(a) 625,000 582,769
1.60%, 4/20/2030 900,000 773,720
1.75%, 4/20/2032(a) 320,000 261,846
Kroger Co. (The)
3.50%, 2/1/2026 50,000 49,435
2.65%, 10/15/2026 50,000 48,369
Series B, 7.70%, 6/1/2029 100,000 110,472
8.00%, 9/15/2029 50,000 56,115
Sysco Corp.
3.30%, 7/15/2026(a) 225,000 220,668
3.25%, 7/15/2027(a) 280,000 270,628
5.75%, 1/17/2029(a) 350,000 360,830
2.40%, 2/15/2030 220,000 195,133
5.95%, 4/1/2030 245,000 254,758
2.45%, 12/14/2031 300,000 253,375
6.00%, 1/17/2034(a) 125,000 131,107
3,569,225
Containers & Packaging - 0.4%
Amcor Finance USA, Inc.
3.63%, 4/28/2026(a) 225,000 221,605
Amcor Flexibles North America, Inc.
3.10%, 9/15/2026 100,000 97,043
AptarGroup, Inc.
3.60%, 3/15/2032(a) 195,000 174,373
Avery Dennison Corp.
4.88%, 12/6/2028(a) 406,000 405,105
2.65%, 4/30/2030 100,000 89,122
2.25%, 2/15/2032 250,000 205,067
5.75%, 3/15/2033 200,000 205,170
Packaging Corp. of America
3.00%, 12/15/2029(a) 278,000 253,910
5.70%, 12/1/2033 250,000 254,854
1,906,249
Distributors - 0.1%
Genuine Parts Co.
2.75%, 2/1/2032 25,000 21,181
LKQ Corp.
5.75%, 6/15/2028 550,000 560,086
6.25%, 6/15/2033 50,000 51,410
632,677
Diversified REITs - 1.2%
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031 150,000 124,786
Digital Realty Trust LP
REIT, 3.60%, 7/1/2029 50,000 47,339
GLP Capital LP
REIT, 5.38%, 4/15/2026 578,000 578,946
REIT, 5.75%, 6/1/2028 650,000 657,665
REIT, 5.30%, 1/15/2029 400,000 397,861

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.2% (continued)
GLP Capital LP (continued)
REIT, 4.00%, 1/15/2030 $ 315,000 $ 294,835
REIT, 4.00%, 1/15/2031(a) 400,000 368,352
REIT, 3.25%, 1/15/2032 455,000 390,565
REIT, 6.75%, 12/1/2033 200,000 211,576
Rayonier LP
REIT, 2.75%, 5/17/2031 250,000 212,750
Simon Property Group LP
REIT, 4.75%, 9/26/2034 100,000 94,688
Store Capital LLC
REIT, 4.50%, 3/15/2028 170,000 165,521
REIT, 4.63%, 3/15/2029 41,000 39,592
VICI Properties LP
REIT, 4.75%, 2/15/2028 505,000 501,283
REIT, 4.95%, 2/15/2030(a) 503,000 494,471
REIT, 5.13%, 5/15/2032(a) 740,000 719,436
REIT, 5.75%, 4/1/2034 500,000 502,037
WP Carey, Inc.
REIT, 4.25%, 10/1/2026 150,000 148,648
REIT, 3.85%, 7/15/2029 50,000 47,738
REIT, 2.45%, 2/1/2032 50,000 41,516
6,039,605
Diversified Telecommunication Services - 0.4%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 1,150,000 1,338,370
Koninklijke KPN NV
8.38%, 10/1/2030 326,000 375,749
1,714,119
Electric Utilities - 2.8%
AEP Texas, Inc.
4.70%, 5/15/2032(a) 50,000 47,925
5.70%, 5/15/2034 500,000 502,459
American Electric Power Co., Inc.
5.20%, 1/15/2029(a) 450,000 452,536
2.30%, 3/1/2030 250,000 218,255
5.63%, 3/1/2033 250,000 252,741
6.95%, 12/15/2054(d) 150,000 153,125
3.88%, 2/15/2062(d) 91,000 86,346
Appalachian Power Co.
5.65%, 4/1/2034(a) 200,000 200,257
Arizona Public Service Co.
5.70%, 8/15/2034(a) 300,000 302,814
Cleco Corporate Holdings LLC
3.38%, 9/15/2029 150,000 135,801
Duke Energy Corp.
3.25%, 1/15/2082(d) 51,000 48,158
Emera US Finance LP
3.55%, 6/15/2026(a) 100,000 98,122
Enel Chile SA
4.88%, 6/12/2028 425,000 422,327
Entergy Corp.
7.13%, 12/1/2054(d) 450,000 458,773
Evergy Metro, Inc.
5.40%, 4/1/2034 550,000 550,479
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.8% (continued)
Evergy, Inc.
2.90%, 9/15/2029 $ 150,000 $ 136,427
FirstEnergy Corp.
2.65%, 3/1/2030(a) 200,000 177,739
Fortis, Inc.
3.06%, 10/4/2026 550,000 534,189
Interstate Power and Light Co.
5.70%, 10/15/2033 100,000 102,069
4.95%, 9/30/2034 300,000 287,923
ITC Holdings Corp.
3.25%, 6/30/2026 450,000 440,790
MidAmerican Energy Co.
3.10%, 5/1/2027 75,000 72,750
3.65%, 4/15/2029(a) 453,000 432,929
6.75%, 12/30/2031 100,000 110,349
5.35%, 1/15/2034(a) 250,000 253,366
Nevada Power Co.
Series CC, 3.70%, 5/1/2029 702,000 672,759
Series DD, 2.40%,
5/1/2030(a) 200,000 176,529
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a)(d) 150,000 153,442
4.80%, 12/1/2077(d) 61,000 58,760
5.65%, 5/1/2079(d) 97,000 94,776
3.80%, 3/15/2082(a)(d) 110,000 105,097
OGE Energy Corp.
5.45%, 5/15/2029 150,000 152,687
Oncor Electric Delivery Co. LLC
7.00%, 5/1/2032 100,000 111,051
Pacific Gas and Electric Co.
2.95%, 3/1/2026 50,000 48,915
PacifiCorp
5.10%, 2/15/2029(a) 300,000 301,903
3.50%, 6/15/2029 150,000 141,684
2.70%, 9/15/2030 200,000 175,824
5.30%, 2/15/2031(a) 350,000 351,323
5.45%, 2/15/2034 990,000 979,951
Public Service Co. of Oklahoma
5.20%, 1/15/2035 500,000 485,683
Sierra Pacific Power Co.
2.60%, 5/1/2026 200,000 195,036
Southern Co. (The)
5.11%, 8/1/2027(b) 625,000 628,883
5.50%, 3/15/2029(a) 450,000 459,288
Series A, 3.70%, 4/30/2030 5,000 4,699
5.20%, 6/15/2033 75,000 74,136
5.70%, 3/15/2034 600,000 610,958
Series 21-A, 3.75%,
9/15/2051(a)(d) 300,000 291,285
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 650,000 627,929
System Energy Resources, Inc.
6.00%, 4/15/2028 100,000 103,089
13,484,336

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electrical Equipment - 0.2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) $ 250,000 $ 213,914
Hubbell, Inc.
3.35%, 3/1/2026(a) 351,000 346,038
3.50%, 2/15/2028 150,000 144,378
Regal Rexnord Corp.
6.05%, 2/15/2026 450,000 453,819
6.05%, 4/15/2028 50,000 50,988
1,209,137
Electronic Equipment, Instruments & Components - 2.6%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 150,000 144,854
5.41%, 7/1/2032 250,000 252,255
5.60%, 5/29/2034 350,000 350,002
Amphenol Corp.
4.75%, 3/30/2026(a) 250,000 250,206
5.05%, 4/5/2027(a) 200,000 201,689
5.05%, 4/5/2029 250,000 251,970
4.35%, 6/1/2029 643,000 630,524
2.80%, 2/15/2030 511,000 462,829
2.20%, 9/15/2031(a) 350,000 294,349
5.25%, 4/5/2034(a) 150,000 150,138
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 115,000 111,268
5.15%, 8/21/2029 550,000 548,949
Avnet, Inc.
4.63%, 4/15/2026(a) 426,000 424,452
6.25%, 3/15/2028 100,000 103,108
3.00%, 5/15/2031(a) 150,000 128,665
CDW LLC
2.67%, 12/1/2026(a) 454,000 436,379
4.25%, 4/1/2028 152,000 148,279
3.28%, 12/1/2028 257,000 240,252
3.25%, 2/15/2029 350,000 325,131
5.10%, 3/1/2030(a) 350,000 345,871
3.57%, 12/1/2031 500,000 447,013
5.55%, 8/22/2034(a) 250,000 247,598
Flex Ltd.
3.75%, 2/1/2026 180,000 177,927
6.00%, 1/15/2028 130,000 133,160
4.88%, 6/15/2029(a) 200,000 197,141
4.88%, 5/12/2030 162,000 159,058
Jabil, Inc.
1.70%, 4/15/2026 300,000 289,064
4.25%, 5/15/2027 400,000 395,040
3.95%, 1/12/2028(a) 130,000 126,194
3.60%, 1/15/2030 200,000 185,863
3.00%, 1/15/2031(a) 50,000 44,006
Keysight Technologies, Inc.
4.60%, 4/6/2027 300,000 299,006
3.00%, 10/30/2029(a) 300,000 274,615
4.95%, 10/15/2034(a) 300,000 288,105
TD SYNNEX Corp.
1.75%, 8/9/2026(a) 150,000 143,080
2.38%, 8/9/2028 52,000 47,532
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.6%
(continued)
TD SYNNEX Corp. (continued)
2.65%, 8/9/2031 $ 120,000 $ 101,604
6.10%, 4/12/2034 200,000 205,551
Teledyne Technologies, Inc.
1.60%, 4/1/2026 200,000 192,984
2.25%, 4/1/2028(a) 257,000 237,436
2.75%, 4/1/2031(a) 450,000 394,422
Trimble, Inc.
4.90%, 6/15/2028(a) 100,000 99,969
6.10%, 3/15/2033(a) 200,000 208,302
Tyco Electronics Group SA
4.50%, 2/13/2026(a) 200,000 199,979
3.70%, 2/15/2026 131,000 129,818
3.13%, 8/15/2027 350,000 337,538
4.63%, 2/1/2030 150,000 148,503
2.50%, 2/4/2032 325,000 276,883
Vontier Corp.
1.80%, 4/1/2026 150,000 144,200
2.40%, 4/1/2028 352,000 320,989
2.95%, 4/1/2031(a) 275,000 237,556
12,491,306
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
3.14%, 11/7/2029 100,000 92,753
Halliburton Co.
2.92%, 3/1/2030 375,000 339,212
Helmerich & Payne, Inc.
2.90%, 9/29/2031 150,000 125,749
557,714
Entertainment - 1.0%
Electronic Arts, Inc.
4.80%, 3/1/2026 450,000 450,518
1.85%, 2/15/2031(a) 400,000 333,943
Netflix, Inc.
4.38%, 11/15/2026(a) 250,000 249,566
4.88%, 4/15/2028 450,000 452,538
5.88%, 11/15/2028(a) 1,385,000 1,437,682
6.38%, 5/15/2029 600,000 636,901
4.90%, 8/15/2034 250,000 246,113
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 150,000 150,433
3.70%, 4/14/2027(a) 150,000 146,595
4.95%, 3/28/2028 300,000 300,678
4.00%, 4/14/2032 150,000 138,905
5.60%, 6/12/2034 150,000 150,870
Tencent Music Entertainment Group
2.00%, 9/3/2030 200,000 169,398
4,864,140
Financial Services - 4.1%
Apollo Global Management, Inc.
6.38%, 11/15/2033(a) 225,000 242,317
6.00%, 12/15/2054(d) 100,000 97,594
Block Financial LLC
2.50%, 7/15/2028 400,000 366,429

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 4.1% (continued)
Block Financial LLC (continued)
3.88%, 8/15/2030(a) $ 285,000 $ 264,305
Corebridge Financial, Inc.
6.88%, 12/15/2052(d) 625,000 642,758
Essent Group Ltd.
6.25%, 7/1/2029 250,000 255,215
Fidelity National Information Services, Inc.
1.15%, 3/1/2026 700,000 674,202
1.65%, 3/1/2028(a) 550,000 500,122
2.25%, 3/1/2031 350,000 298,409
5.10%, 7/15/2032(a) 450,000 447,121
Fiserv, Inc.
3.20%, 7/1/2026(a) 900,000 881,546
5.15%, 3/15/2027(a) 325,000 327,843
2.25%, 6/1/2027 375,000 355,085
5.45%, 3/2/2028 500,000 508,634
5.38%, 8/21/2028 250,000 253,972
4.20%, 10/1/2028(a) 496,000 484,694
3.50%, 7/1/2029 1,386,000 1,303,977
4.75%, 3/15/2030(a) 550,000 543,935
2.65%, 6/1/2030 500,000 443,795
5.35%, 3/15/2031 600,000 608,161
5.60%, 3/2/2033 450,000 455,920
5.63%, 8/21/2033 671,000 682,591
5.45%, 3/15/2034 550,000 549,579
5.15%, 8/12/2034(a) 250,000 244,534
Global Payments, Inc.
1.20%, 3/1/2026 800,000 769,303
4.80%, 4/1/2026 225,000 224,761
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/2034(e) 50,000 48,671
JPMorgan Chase Bank NA
5.11%, 12/8/2026 150,000 151,590
Mastercard, Inc.
2.95%, 11/21/2026 250,000 243,890
3.30%, 3/26/2027(a) 403,000 394,127
2.95%, 6/1/2029(a) 551,000 515,107
3.35%, 3/26/2030(a) 653,000 612,140
1.90%, 3/15/2031(a) 50,000 42,553
2.00%, 11/18/2031(a) 275,000 229,982
4.35%, 1/15/2032(a) 550,000 532,440
4.85%, 3/9/2033(a) 250,000 247,983
4.88%, 5/9/2034(a) 400,000 394,680
MGIC Investment Corp.
5.25%, 8/15/2028(a) 300,000 297,536
National Rural Utilities Cooperative Finance
Corp.
4.45%, 3/13/2026 450,000 449,381
4.12%, 9/16/2027(a) 50,000 49,420
5.00%, 2/7/2031 50,000 50,303
8.00%, 3/1/2032(a) 200,000 233,220
5.25%, 4/20/2046(d) 140,000 138,396
NMI Holdings, Inc.
6.00%, 8/15/2029(a) 150,000 152,030
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 4.1% (continued)
Radian Group, Inc.
4.88%, 3/15/2027(a) $ 243,000 $ 241,778
Synchrony Bank
5.63%, 8/23/2027 404,000 407,268
Visa, Inc.
1.90%, 4/15/2027 217,000 205,951
2.75%, 9/15/2027(a) 310,000 297,428
2.05%, 4/15/2030(a) 175,000 153,950
Voya Financial, Inc.
4.70%, 1/23/2048(d) 250,000 236,619
Western Union Co. (The)
1.35%, 3/15/2026 250,000 240,180
2.75%, 3/15/2031 150,000 127,442
Woodside Finance Ltd.
5.10%, 9/12/2034 550,000 525,933
19,646,800
Food Products - 1.2%
Flowers Foods, Inc.
3.50%, 10/1/2026 400,000 391,163
2.40%, 3/15/2031(a) 250,000 213,098
General Mills, Inc.
3.20%, 2/10/2027(a) 250,000 243,450
4.20%, 4/17/2028(a) 417,000 410,146
5.50%, 10/17/2028(a) 100,000 102,194
4.88%, 1/30/2030 50,000 49,855
2.88%, 4/15/2030 232,000 209,757
4.95%, 3/29/2033 535,000 523,229
Ingredion, Inc.
3.20%, 10/1/2026(a) 250,000 243,742
2.90%, 6/1/2030(a) 300,000 270,515
Kellanova
3.25%, 4/1/2026 50,000 49,243
Series B, 7.45%, 4/1/2031 100,000 111,977
Mondelez International, Inc.
2.63%, 3/17/2027(a) 302,000 289,546
4.75%, 2/20/2029 100,000 99,815
2.75%, 4/13/2030 523,000 470,259
1.50%, 2/4/2031 100,000 82,221
3.00%, 3/17/2032(a) 700,000 610,063
4.75%, 8/28/2034 50,000 47,959
Tyson Foods, Inc.
4.35%, 3/1/2029(a) 50,000 48,696
Unilever Capital Corp.
2.90%, 5/5/2027 1,000 967
3.50%, 3/22/2028 2,000 1,942
2.13%, 9/6/2029(a) 275,000 246,060
1.75%, 8/12/2031(a) 200,000 166,243
5.90%, 11/15/2032(a) 250,000 266,514
5.00%, 12/8/2033(a) 300,000 299,926
4.63%, 8/12/2034(a) 200,000 193,293
5,641,873
Gas Utilities - 0.3%
Atmos Energy Corp.
2.63%, 9/15/2029 400,000 365,147
5.90%, 11/15/2033(a) 250,000 261,099

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 0.3% (continued)
National Fuel Gas Co.
5.50%, 10/1/2026 $ 150,000 $ 151,289
3.95%, 9/15/2027(a) 150,000 146,037
2.95%, 3/1/2031(a) 250,000 216,359
Southern Natural Gas Co. LLC
8.00%, 3/1/2032 100,000 112,858
1,252,789
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 100,000 115,346
Canadian National Railway Co.
3.85%, 8/5/2032 50,000 46,148
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 200,000 198,501
359,995
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co.
3.70%, 6/6/2027(a) 75,000 73,410
Boston Scientific Corp.
3.75%, 3/1/2026 250,000 247,480
4.00%, 3/1/2028 100,000 97,793
2.65%, 6/1/2030(a) 600,000 537,957
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 138,027
Edwards Lifesciences Corp.
4.30%, 6/15/2028(a) 450,000 441,885
Smith & Nephew plc
5.15%, 3/20/2027 100,000 100,713
2.03%, 10/14/2030(a) 100,000 84,508
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031(a) 250,000 217,015
Stryker Corp.
3.50%, 3/15/2026 480,000 474,378
3.65%, 3/7/2028(a) 300,000 291,111
4.85%, 12/8/2028(a) 600,000 602,692
4.25%, 9/11/2029 50,000 48,842
1.95%, 6/15/2030(a) 467,000 403,076
4.63%, 9/11/2034(a) 375,000 358,233
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 50,000 46,697
4,163,817
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.
3.41%, 6/15/2027(a) 504,000 489,337
5.13%, 2/15/2029(a) 350,000 352,168
5.00%, 11/15/2029(a) 300,000 299,543
5.45%, 2/15/2034(a) 475,000 474,749
5.35%, 11/15/2034 250,000 247,158
Cencora, Inc.
3.45%, 12/15/2027 761,000 735,302
4.85%, 12/15/2029 250,000 248,560
2.80%, 5/15/2030 250,000 225,041
2.70%, 3/15/2031 530,000 463,476
5.13%, 2/15/2034(a) 250,000 245,489
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.1% (continued)
Centene Corp.
4.25%, 12/15/2027(a) $ 530,000 $ 513,616
2.45%, 7/15/2028 125,000 113,183
4.63%, 12/15/2029 252,000 239,877
3.38%, 2/15/2030 400,000 358,421
3.00%, 10/15/2030 25,000 21,647
2.50%, 3/1/2031 160,000 133,072
Cigna Group (The)
5.69%, 3/15/2026 400,000 400,045
3.40%, 3/1/2027(a) 250,000 243,682
Elevance Health, Inc.
1.50%, 3/15/2026(a) 275,000 265,745
4.10%, 3/1/2028(a) 200,000 196,225
2.88%, 9/15/2029 275,000 251,743
2.25%, 5/15/2030 5,000 4,369
5.50%, 10/15/2032 50,000 50,759
4.75%, 2/15/2033 250,000 241,066
HCA, Inc.
5.88%, 2/15/2026 250,000 251,130
5.25%, 6/15/2026 455,000 456,201
5.38%, 9/1/2026(a) 60,000 60,292
4.50%, 2/15/2027 55,000 54,561
4.13%, 6/15/2029 500,000 479,477
5.45%, 4/1/2031(a) 100,000 100,490
3.63%, 3/15/2032(a) 100,000 89,067
5.50%, 6/1/2033(a) 50,000 49,707
5.60%, 4/1/2034(a) 25,000 24,779
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 152,000 145,851
2.95%, 12/1/2029 100,000 91,142
McKesson Corp.
1.30%, 8/15/2026 552,000 525,549
4.90%, 7/15/2028 200,000 201,199
4.25%, 9/15/2029 300,000 293,528
5.10%, 7/15/2033(a) 250,000 248,923
OhioHealth Corp.
2.30%, 11/15/2031(a) 150,000 126,357
UnitedHealth Group, Inc.
4.95%, 1/15/2032 160,000 158,558
Universal Health Services, Inc.
1.65%, 9/1/2026(a) 100,000 94,999
4.63%, 10/15/2029(a) 50,000 48,350
10,314,433
Health Care REITs - 0.6%
Alexandria Real Estate Equities, Inc.
REIT, 3.38%, 8/15/2031 100,000 89,962
REIT, 1.88%, 2/1/2033 100,000 77,068
REIT, 2.95%, 3/15/2034(a) 153,000 125,809
Healthpeak OP LLC
REIT, 2.88%, 1/15/2031(a) 250,000 221,080
REIT, 5.25%, 12/15/2032(a) 50,000 49,759
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031 200,000 171,928
Omega Healthcare Investors, Inc.
REIT, 4.50%, 4/1/2027 341,000 337,549

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.6% (continued)
Omega Healthcare Investors, Inc. (continued)
REIT, 4.75%, 1/15/2028(a) $ 291,000 $ 288,994
REIT, 3.63%, 10/1/2029 251,000 232,994
REIT, 3.38%, 2/1/2031(a) 350,000 312,008
REIT, 3.25%, 4/15/2033 375,000 315,904
Sabra Health Care LP
REIT, 5.13%, 8/15/2026 302,000 302,247
REIT, 3.90%, 10/15/2029 151,000 141,816
REIT, 3.20%, 12/1/2031 250,000 214,292
2,881,410
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
Series F, REIT, 4.50%,
2/1/2026 50,000 49,754
Series H, REIT, 3.38%,
12/15/2029 53,000 48,871
Series I, REIT, 3.50%,
9/15/2030(a) 350,000 318,483
Series J, REIT, 2.90%,
12/15/2031(a) 550,000 470,747
887,855
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.
3.60%, 6/1/2026 350,000 345,876
4.63%, 4/13/2030 50,000 49,535
Choice Hotels International, Inc.
3.70%, 12/1/2029 250,000 233,010
3.70%, 1/15/2031 275,000 249,344
5.85%, 8/1/2034 250,000 249,182
Darden Restaurants, Inc.
3.85%, 5/1/2027 50,000 49,035
6.30%, 10/10/2033 50,000 52,452
Hyatt Hotels Corp.
4.85%, 3/15/2026 100,000 100,070
5.25%, 6/30/2029 200,000 200,816
5.38%, 12/15/2031 150,000 149,533
Las Vegas Sands Corp.
5.90%, 6/1/2027(a) 400,000 405,440
3.90%, 8/8/2029 400,000 372,185
6.00%, 8/15/2029 350,000 354,854
6.20%, 8/15/2034 250,000 251,742
Marriott International, Inc.
Series R, 3.13%, 6/15/2026(a) 275,000 269,368
5.45%, 9/15/2026 150,000 151,723
5.00%, 10/15/2027 218,000 219,780
Series X, 4.00%, 4/15/2028 102,000 99,597
5.55%, 10/15/2028(a) 200,000 204,534
Series AA, 4.65%, 12/1/2028 350,000 347,882
4.90%, 4/15/2029(a) 400,000 399,793
4.88%, 5/15/2029(a) 150,000 149,813
Series FF, 4.63%, 6/15/2030 327,000 320,640
Series HH, 2.85%,
4/15/2031(a) 450,000 395,690
Series GG, 3.50%,
10/15/2032 525,000 463,089
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 2.2% (continued)
Marriott International, Inc. (continued)
Series II, 2.75%,
10/15/2033(a) $ 150,000 $ 123,215
5.30%, 5/15/2034(a) 350,000 346,877
McDonald's Corp.
3.50%, 3/1/2027(a) 360,000 352,443
3.50%, 7/1/2027(a) 309,000 301,485
3.80%, 4/1/2028(a) 256,000 249,667
5.00%, 5/17/2029(a) 100,000 101,010
2.63%, 9/1/2029(a) 445,000 407,185
2.13%, 3/1/2030(a) 401,000 352,042
3.60%, 7/1/2030(a) 245,000 230,301
4.60%, 9/9/2032(a) 180,000 175,655
4.95%, 8/14/2033 250,000 248,238
Sands China Ltd.
2.30%, 3/8/2027(b) 200,000 188,309
5.40%, 8/8/2028(b) 855,000 851,235
2.85%, 3/8/2029(b) 350,000 313,854
4.38%, 6/18/2030(b) 350,000 326,339
3.25%, 8/8/2031(b) 250,000 214,457
10,867,295
Household Durables - 0.6%
DR Horton, Inc.
1.30%, 10/15/2026 300,000 283,401
5.00%, 10/15/2034(a) 300,000 290,397
Lennar Corp.
5.25%, 6/1/2026 200,000 200,827
4.75%, 11/29/2027(a) 350,000 349,577
Meritage Homes Corp.
5.13%, 6/6/2027 100,000 100,054
NVR, Inc.
3.00%, 5/15/2030 527,000 475,469
PulteGroup, Inc.
5.00%, 1/15/2027 293,000 294,018
7.88%, 6/15/2032 100,000 114,322
6.38%, 5/15/2033(a) 250,000 263,238
Toll Brothers Finance Corp.
4.88%, 3/15/2027 503,000 502,818
2,874,121
Household Products - 0.6%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 350,000 339,087
2.30%, 12/15/2031 200,000 168,648
5.60%, 11/15/2032(a) 300,000 309,790
Clorox Co. (The)
3.10%, 10/1/2027 150,000 144,224
4.40%, 5/1/2029 50,000 49,268
1.80%, 5/15/2030 100,000 85,534
4.60%, 5/1/2032 250,000 243,195
Colgate-Palmolive Co.
4.80%, 3/2/2026 50,000 50,249
3.25%, 8/15/2032(a) 200,000 180,311
4.60%, 3/1/2033 250,000 246,662
Kimberly-Clark Corp.
1.05%, 9/15/2027 150,000 137,546

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.6% (continued)
Kimberly-Clark Corp. (continued)
3.95%, 11/1/2028 $ 50,000 $ 48,969
3.10%, 3/26/2030 62,000 57,442
Procter & Gamble Co. (The)
2.45%, 11/3/2026 162,000 156,985
2.80%, 3/25/2027 116,000 112,503
2.85%, 8/11/2027 162,000 156,295
3.00%, 3/25/2030 464,000 430,465
4.55%, 1/29/2034(a) 75,000 73,324
5.50%, 2/1/2034 75,000 78,858
3,069,355
Industrial Conglomerates - 0.1%
Pentair Finance Sarl
4.50%, 7/1/2029 200,000 195,799
5.90%, 7/15/2032(a) 200,000 205,658
401,457
Industrial REITs - 0.1%
Prologis LP
REIT, 2.13%, 4/15/2027 50,000 47,455
REIT, 2.25%, 4/15/2030 50,000 43,944
REIT, 1.25%, 10/15/2030(a) 50,000 41,181
REIT, 5.13%, 1/15/2034 50,000 49,349
REIT, 5.00%, 3/15/2034 100,000 97,914
279,843
Insurance - 5.0%
ACE Capital Trust II
9.70%, 4/1/2030 150,000 175,219
Aegon Ltd.
5.50%, 4/11/2048(a)(d) 200,000 198,061
Aflac, Inc.
1.13%, 3/15/2026(a) 150,000 144,355
3.60%, 4/1/2030 102,000 96,118
Alleghany Corp.
3.63%, 5/15/2030(a) 275,000 259,475
Allstate Corp. (The)
5.05%, 6/24/2029(a) 100,000 100,610
5.25%, 3/30/2033 50,000 49,758
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 126,304
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(d) 50,000 49,565
American National Group, Inc.
5.75%, 10/1/2029(a) 200,000 200,379
Aon Corp.
8.21%, 1/1/2027(a) 130,000 136,893
2.85%, 5/28/2027(a) 263,000 252,171
4.50%, 12/15/2028 170,000 167,778
3.75%, 5/2/2029(a) 375,000 357,704
2.80%, 5/15/2030(a) 487,000 436,831
2.05%, 8/23/2031 150,000 125,211
2.60%, 12/2/2031 235,000 200,577
5.00%, 9/12/2032 275,000 270,662
5.35%, 2/28/2033 404,000 403,986
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Aon North America, Inc.
5.13%, 3/1/2027 $ 300,000 $ 302,508
5.15%, 3/1/2029(a) 500,000 503,251
5.30%, 3/1/2031(a) 400,000 403,525
5.45%, 3/1/2034(a) 885,000 888,600
Arch Capital Finance LLC
4.01%, 12/15/2026(a) 250,000 247,039
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 169,651
Arthur J Gallagher & Co.
4.85%, 12/15/2029 300,000 297,856
2.40%, 11/9/2031 200,000 168,243
5.50%, 3/2/2033 150,000 150,964
6.50%, 2/15/2034 200,000 214,826
5.45%, 7/15/2034 250,000 249,323
Assurant, Inc.
4.90%, 3/27/2028 250,000 249,521
3.70%, 2/22/2030 201,000 186,915
2.65%, 1/15/2032 125,000 104,225
6.75%, 2/15/2034 75,000 80,476
Athene Holding Ltd.
4.13%, 1/12/2028(a) 750,000 733,439
6.15%, 4/3/2030 475,000 494,203
3.50%, 1/15/2031(a) 250,000 227,590
6.65%, 2/1/2033 450,000 474,903
5.88%, 1/15/2034(a) 350,000 354,035
AXA SA
8.60%, 12/15/2030(a) 50,000 58,529
AXIS Specialty Finance LLC
3.90%, 7/15/2029 250,000 237,756
4.90%, 1/15/2040(a)(d) 302,000 282,081
Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030(a) 250,000 218,993
1.45%, 10/15/2030(a) 250,000 210,619
2.88%, 3/15/2032(a) 485,000 428,215
Brown & Brown, Inc.
4.50%, 3/15/2029 250,000 245,005
2.38%, 3/15/2031 252,000 212,680
4.20%, 3/17/2032 200,000 184,795
5.65%, 6/11/2034(a) 250,000 249,823
Chubb INA Holdings LLC
3.35%, 5/3/2026(a) 150,000 147,908
Cincinnati Financial Corp.
6.92%, 5/15/2028 200,000 212,949
CNA Financial Corp.
4.50%, 3/1/2026(a) 200,000 199,392
5.50%, 6/15/2033 200,000 200,709
5.13%, 2/15/2034(a) 25,000 24,448
CNO Financial Group, Inc.
5.25%, 5/30/2029(a) 175,000 173,905
Enstar Finance LLC
5.50%, 1/15/2042(a)(d) 300,000 289,196
Enstar Group Ltd.
4.95%, 6/1/2029 2,000 1,969
3.10%, 9/1/2031 350,000 298,875

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 $ 235,000 $ 244,848
6.50%, 6/4/2029 250,000 255,314
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 400,000 388,349
3.38%, 3/3/2031 150,000 134,073
5.63%, 8/16/2032 25,000 25,249
6.00%, 12/7/2033 200,000 205,347
Fidelity National Financial, Inc.
4.50%, 8/15/2028(a) 100,000 98,286
3.40%, 6/15/2030 410,000 373,229
2.45%, 3/15/2031 100,000 84,708
First American Financial Corp.
4.00%, 5/15/2030(a) 100,000 93,350
2.40%, 8/15/2031 100,000 82,808
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 250,000 216,236
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 276,527
Horace Mann Educators Corp.
7.25%, 9/15/2028 100,000 106,641
Kemper Corp.
2.40%, 9/30/2030(a) 200,000 170,737
3.80%, 2/23/2032 150,000 132,569
Manulife Financial Corp.
4.15%, 3/4/2026 302,000 300,615
2.48%, 5/19/2027 102,000 97,222
4.06%, 2/24/2032(d) 451,000 440,704
Markel Group, Inc.
3.35%, 9/17/2029 200,000 186,397
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026 50,000 49,577
4.38%, 3/15/2029(a) 130,000 127,902
4.65%, 3/15/2030 400,000 394,783
4.85%, 11/15/2031 300,000 296,064
2.38%, 12/15/2031 150,000 126,553
5.75%, 11/1/2032(a) 250,000 258,795
5.88%, 8/1/2033 100,000 104,697
5.40%, 9/15/2033 200,000 202,399
5.15%, 3/15/2034 175,000 173,740
MetLife, Inc.
6.38%, 6/15/2034 50,000 53,795
Old Republic International Corp.
3.88%, 8/26/2026 303,000 298,710
5.75%, 3/28/2034 150,000 150,622
Primerica, Inc.
2.80%, 11/19/2031 350,000 299,689
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 243,181
5.38%, 3/15/2033(a) 200,000 200,977
Progressive Corp. (The)
2.50%, 3/15/2027 250,000 239,719
3.20%, 3/26/2030 51,000 47,204
6.25%, 12/1/2032 50,000 53,717
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Prudential Financial, Inc.
5.70%, 9/15/2048(d) $ 50,000 $ 49,692
3.70%, 10/1/2050(d) 50,000 44,557
6.00%, 9/1/2052(a)(d) 70,000 69,775
Prudential Funding Asia plc
3.13%, 4/14/2030 50,000 45,777
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027 100,000 96,818
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033(a) 250,000 250,995
SiriusPoint Ltd.
7.00%, 4/5/2029(a) 200,000 205,817
Swiss Re America Holding Corp.
7.00%, 2/15/2026 150,000 153,121
Trinity Acquisition plc
4.40%, 3/15/2026(a) 301,000 299,521
Unum Group
4.00%, 6/15/2029(a) 100,000 95,988
Willis North America, Inc.
4.65%, 6/15/2027(a) 411,000 408,920
4.50%, 9/15/2028(a) 260,000 256,058
2.95%, 9/15/2029 354,000 322,968
5.35%, 5/15/2033(a) 390,000 387,681
24,053,618
Interactive Media & Services - 0.5%
Meta Platforms, Inc.
4.55%, 8/15/2031(a) 100,000 98,776
3.85%, 8/15/2032(a) 800,000 745,060
4.95%, 5/15/2033(a) 544,000 544,916
4.75%, 8/15/2034(a) 1,100,000 1,073,785
2,462,537
IT Services - 0.7%
Accenture Capital, Inc.
4.05%, 10/4/2029 250,000 243,676
4.25%, 10/4/2031 300,000 289,513
4.50%, 10/4/2034(a) 400,000 380,622
Amdocs Ltd.
2.54%, 6/15/2030 350,000 307,231
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033 300,000 304,714
CGI, Inc.
1.45%, 9/14/2026 301,000 285,752
2.30%, 9/14/2031(a) 245,000 204,790
Genpact Luxembourg Sarl
1.75%, 4/10/2026 300,000 288,194
6.00%, 6/4/2029 25,000 25,655
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034(a) 175,000 170,297
International Business Machines Corp.
3.45%, 2/19/2026 100,000 98,881
3.30%, 5/15/2026(a) 100,000 98,410
2.20%, 2/9/2027 100,000 95,360
1.70%, 5/15/2027 150,000 140,609
1.95%, 5/15/2030(a) 50,000 43,215

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.7% (continued)
VeriSign, Inc.
2.70%, 6/15/2031 $ 400,000 $ 344,716
3,321,635
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
3.05%, 9/22/2026 150,000 146,074
2.75%, 9/15/2029(a) 332,000 302,591
2.10%, 6/4/2030 250,000 216,113
2.30%, 3/12/2031(a) 401,000 343,099
4.75%, 9/9/2034(a) 250,000 238,519
Thermo Fisher Scientific, Inc.
5.09%, 8/10/2033 255,000 254,039
1,500,435
Machinery - 1.3%
AGCO Corp.
5.80%, 3/21/2034(a) 200,000 200,775
Dover Corp.
2.95%, 11/4/2029(a) 150,000 137,702
Flowserve Corp.
3.50%, 10/1/2030(a) 250,000 228,454
2.80%, 1/15/2032 175,000 149,025
Fortive Corp.
3.15%, 6/15/2026(a) 401,000 392,721
IDEX Corp.
3.00%, 5/1/2030(a) 350,000 317,078
2.63%, 6/15/2031 250,000 215,752
Illinois Tool Works, Inc.
2.65%, 11/15/2026 50,000 48,638
Ingersoll Rand, Inc.
5.40%, 8/14/2028 50,000 50,907
5.70%, 8/14/2033 75,000 76,743
Nordson Corp.
5.60%, 9/15/2028 250,000 256,070
4.50%, 12/15/2029 250,000 243,771
5.80%, 9/15/2033(a) 100,000 103,119
nVent Finance Sarl
2.75%, 11/15/2031 100,000 83,988
5.65%, 5/15/2033(a) 150,000 149,408
Oshkosh Corp.
4.60%, 5/15/2028 25,000 24,729
Otis Worldwide Corp.
2.29%, 4/5/2027 200,000 190,167
5.25%, 8/16/2028(a) 250,000 253,560
2.57%, 2/15/2030(a) 798,000 712,763
Parker-Hannifin Corp.
4.25%, 9/15/2027 230,000 227,834
3.25%, 6/14/2029 555,000 520,884
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 320,000 312,553
4.70%, 9/15/2028(a)(b) 614,000 609,274
5.61%, 3/11/2034(a) 250,000 252,743
Xylem, Inc.
3.25%, 11/1/2026 200,000 195,240
1.95%, 1/30/2028 150,000 138,310
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.3% (continued)
Xylem, Inc. (continued)
2.25%, 1/30/2031 $ 150,000 $ 128,871
6,221,079
Marine Transportation - 0.0%(c)
Kirby Corp.
4.20%, 3/1/2028(a) 250,000 244,045
Media - 0.6%
Discovery Communications LLC
3.95%, 3/20/2028 200,000 190,730
Fox Corp.
4.71%, 1/25/2029(a) 525,000 520,264
3.50%, 4/8/2030 300,000 279,150
6.50%, 10/13/2033 600,000 633,309
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/2028(a) 125,000 124,148
4.75%, 3/30/2030 152,000 150,573
2.40%, 3/1/2031(a) 75,000 64,149
5.38%, 6/15/2033(a) 75,000 74,515
Omnicom Group, Inc.
3.60%, 4/15/2026 150,000 148,163
2.45%, 4/30/2030 150,000 132,460
4.20%, 6/1/2030(a) 200,000 192,935
2.60%, 8/1/2031 550,000 474,163
2,984,559
Metals & Mining - 1.2%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026 450,000 451,533
6.42%, 3/1/2026 150,000 152,945
5.25%, 9/8/2026(a) 200,000 202,176
4.75%, 2/28/2028 215,000 215,422
5.10%, 9/8/2028(a) 250,000 252,916
5.25%, 9/8/2030 480,000 489,003
4.90%, 2/28/2033(a) 100,000 98,533
5.25%, 9/8/2033(a) 550,000 551,469
Reliance, Inc.
2.15%, 8/15/2030 250,000 214,935
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 300,000 332,958
6.13%, 12/15/2033 350,000 369,352
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 182,000 195,462
Steel Dynamics, Inc.
1.65%, 10/15/2027 350,000 323,311
3.45%, 4/15/2030(a) 150,000 139,307
3.25%, 1/15/2031(a) 150,000 135,708
5.38%, 8/15/2034(a) 100,000 99,206
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 161,242
Vale Overseas Ltd.
3.75%, 7/8/2030 545,000 502,498
6.13%, 6/12/2033(a) 775,000 792,281
8.25%, 1/17/2034 100,000 117,038
5,797,295

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 0.7%
Ameren Corp.
3.50%, 1/15/2031(a) $ 150,000 $ 137,407
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 125,000 140,049
3.70%, 7/15/2030(a) 583,000 549,837
1.65%, 5/15/2031 250,000 204,654
CMS Energy Corp.
4.75%, 6/1/2050(a)(d) 135,000 128,021
3.75%, 12/1/2050(d) 200,000 175,080
Consolidated Edison Co. of New York, Inc.
Series B, 2.90%, 12/1/2026 50,000 48,425
Dominion Energy, Inc.
Series A, 6.88%, 2/1/2055(a)
(d) 650,000 677,586
National Grid plc
5.42%, 1/11/2034 200,000 198,895
NiSource, Inc.
6.95%, 11/30/2054(d) 100,000 101,978
Sempra
3.40%, 2/1/2028 50,000 47,869
4.13%, 4/1/2052(a)(d) 200,000 189,568
6.40%, 10/1/2054(a)(d) 50,000 48,161
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032 50,000 49,470
4.95%, 9/15/2034(a) 550,000 528,927
6.00%, 10/1/2034 50,000 50,642
3,276,569
Office REITs - 0.0%(c)
COPT Defense Properties LP
REIT, 2.25%, 3/15/2026 50,000 48,547
REIT, 2.00%, 1/15/2029 25,000 22,208
REIT, 2.75%, 4/15/2031 50,000 43,163
Kilroy Realty LP
REIT, 3.05%, 2/15/2030 25,000 21,947
135,865
Oil, Gas & Consumable Fuels - 11.0%
Boardwalk Pipelines LP
5.95%, 6/1/2026 300,000 303,622
4.45%, 7/15/2027(a) 100,000 98,883
4.80%, 5/3/2029(a) 152,000 150,645
3.40%, 2/15/2031 100,000 89,483
3.60%, 9/1/2032 170,000 149,462
5.63%, 8/1/2034 200,000 198,596
Burlington Resources LLC
7.20%, 8/15/2031 200,000 223,432
Canadian Natural Resources Ltd.
3.85%, 6/1/2027 975,000 955,105
5.00%, 12/15/2029(e) 300,000 296,438
2.95%, 7/15/2030 250,000 223,322
7.20%, 1/15/2032 175,000 191,001
6.45%, 6/30/2033 200,000 210,364
5.40%, 12/15/2034(e) 300,000 290,018
Cenovus Energy, Inc.
2.65%, 1/15/2032(a) 150,000 124,917
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(a) $ 475,000 $ 446,665
Cheniere Energy Partners LP
4.00%, 3/1/2031(a) 780,000 722,040
3.25%, 1/31/2032 400,000 347,027
5.95%, 6/30/2033 400,000 408,726
5.75%, 8/15/2034(a) 200,000 200,406
Cheniere Energy, Inc.
5.65%, 4/15/2034 350,000 349,886
Chevron Corp.
2.24%, 5/11/2030 400,000 352,988
Chevron USA, Inc.
1.02%, 8/12/2027 25,000 23,014
ConocoPhillips
5.90%, 10/15/2032 200,000 209,600
ConocoPhillips Co.
4.85%, 1/15/2032(a) 450,000 442,352
5.05%, 9/15/2033 600,000 592,732
5.00%, 1/15/2035 450,000 436,974
Continental Resources, Inc.
4.38%, 1/15/2028(a) 553,000 539,978
Coterra Energy, Inc.
3.90%, 5/15/2027(a) 402,000 393,616
4.38%, 3/15/2029 500,000 486,396
5.60%, 3/15/2034(a) 200,000 199,373
DCP Midstream Operating LP
5.13%, 5/15/2029 200,000 199,890
Devon Energy Corp.
7.88%, 9/30/2031(a) 400,000 452,733
7.95%, 4/15/2032 200,000 226,001
5.20%, 9/15/2034(a) 600,000 569,179
Diamondback Energy, Inc.
3.25%, 12/1/2026 250,000 243,679
5.20%, 4/18/2027 200,000 201,997
3.50%, 12/1/2029(a) 340,000 317,475
5.15%, 1/30/2030 375,000 376,302
3.13%, 3/24/2031(a) 200,000 178,585
6.25%, 3/15/2033 255,000 265,747
5.40%, 4/18/2034(a) 800,000 788,429
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 202,000 185,144
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(b) 100,000 117,837
Enbridge, Inc.
4.25%, 12/1/2026 50,000 49,580
3.13%, 11/15/2029 450,000 413,361
5.70%, 3/8/2033(a) 375,000 379,925
2.50%, 8/1/2033(a) 305,000 245,140
5.63%, 4/5/2034 250,000 250,721
7.20%, 6/27/2054(d) 250,000 255,970
7.38%, 3/15/2055(a)(d) 225,000 233,169
Series 16-A, 6.00%,
1/15/2077(d) 400,000 397,063
5.50%, 7/15/2077(a)(d) 650,000 632,846
6.25%, 3/1/2078(a)(d) 552,000 545,430

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Enbridge, Inc. (continued)
Series 20-A, 5.75%,
7/15/2080(d) $ 435,000 $ 423,501
7.38%, 1/15/2083(a)(d) 300,000 305,941
7.63%, 1/15/2083(a)(d) 300,000 314,418
8.25%, 1/15/2084(a)(d) 350,000 370,655
8.50%, 1/15/2084(a)(d) 450,000 498,307
Energy Transfer LP
6.05%, 12/1/2026 350,000 357,426
5.55%, 2/15/2028(a) 20,000 20,346
5.25%, 7/1/2029 50,000 50,247
8.25%, 11/15/2029 250,000 281,097
3.75%, 5/15/2030 100,000 93,447
6.40%, 12/1/2030 150,000 158,337
5.75%, 2/15/2033 55,000 55,600
6.55%, 12/1/2033 205,000 217,729
5.55%, 5/15/2034 270,000 267,437
5.60%, 9/1/2034(a) 325,000 323,059
EnLink Midstream LLC
5.38%, 6/1/2029(a) 375,000 376,827
EnLink Midstream Partners LP
4.85%, 7/15/2026(a) 200,000 199,265
Enterprise Products Operating LLC
4.60%, 1/11/2027(a) 250,000 250,260
4.15%, 10/16/2028 34,000 33,316
3.13%, 7/31/2029 632,000 589,330
2.80%, 1/31/2030(a) 407,000 370,110
5.35%, 1/31/2033 552,000 558,541
Series D, 6.88%, 3/1/2033 200,000 220,822
4.85%, 1/31/2034 375,000 363,092
Series E, 5.25%, 8/16/2077(a)
(d) 552,000 541,543
5.38%, 2/15/2078(d) 350,000 340,659
EOG Resources, Inc.
4.38%, 4/15/2030 302,000 294,343
Expand Energy Corp.
5.38%, 2/1/2029(a) 300,000 296,404
5.38%, 3/15/2030 100,000 98,195
4.75%, 2/1/2032 300,000 279,880
Exxon Mobil Corp.
3.48%, 3/19/2030 100,000 94,463
Hess Corp.
4.30%, 4/1/2027 450,000 445,417
7.88%, 10/1/2029 250,000 277,928
7.30%, 8/15/2031(a) 325,000 362,060
7.13%, 3/15/2033 200,000 221,906
HF Sinclair Corp.
4.50%, 10/1/2030(a) 100,000 94,507
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 110,841
7.75%, 3/15/2032 100,000 111,821
7.30%, 8/15/2033 75,000 83,372
Kinder Morgan, Inc.
5.00%, 2/1/2029 50,000 49,906
7.80%, 8/1/2031 202,000 228,179
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Kinder Morgan, Inc. (continued)
7.75%, 1/15/2032(a) $ 250,000 $ 283,969
5.20%, 6/1/2033(a) 50,000 48,861
5.40%, 2/1/2034 375,000 369,518
Marathon Petroleum Corp.
3.80%, 4/1/2028 52,000 50,444
MPLX LP
1.75%, 3/1/2026 527,000 510,445
4.00%, 3/15/2028 5,000 4,866
2.65%, 8/15/2030 625,000 550,161
4.95%, 9/1/2032 300,000 290,943
5.00%, 3/1/2033 235,000 226,878
5.50%, 6/1/2034(a) 225,000 222,271
Occidental Petroleum Corp.
5.55%, 3/15/2026 492,000 494,182
3.40%, 4/15/2026 150,000 147,015
8.50%, 7/15/2027 320,000 341,126
5.00%, 8/1/2027 150,000 150,110
6.38%, 9/1/2028(a) 205,000 212,260
5.20%, 8/1/2029 700,000 696,101
3.50%, 8/15/2029 150,000 137,922
8.88%, 7/15/2030 412,000 471,339
6.63%, 9/1/2030 703,000 737,105
6.13%, 1/1/2031(a) 700,000 718,119
7.50%, 5/1/2031 425,000 465,104
7.88%, 9/15/2031 250,000 277,724
5.38%, 1/1/2032 135,000 132,422
5.55%, 10/1/2034(a) 450,000 437,715
ONEOK, Inc.
5.00%, 3/1/2026(a) 52,000 52,117
5.55%, 11/1/2026 300,000 303,459
4.25%, 9/24/2027 50,000 49,322
4.55%, 7/15/2028 410,000 405,201
4.35%, 3/15/2029 200,000 194,754
3.40%, 9/1/2029(a) 200,000 186,510
3.10%, 3/15/2030(a) 229,000 207,996
5.80%, 11/1/2030 250,000 257,542
6.35%, 1/15/2031(a) 210,000 220,705
4.75%, 10/15/2031 250,000 241,877
6.10%, 11/15/2032(a) 275,000 284,702
6.05%, 9/1/2033 600,000 616,342
5.05%, 11/1/2034(a) 250,000 238,855
Ovintiv, Inc.
5.65%, 5/15/2028(a) 600,000 609,755
8.13%, 9/15/2030 175,000 196,046
7.38%, 11/1/2031 150,000 163,508
6.25%, 7/15/2033(a) 200,000 205,102
6.50%, 8/15/2034 150,000 155,708
Phillips 66 Co.
5.30%, 6/30/2033 50,000 49,572
Pioneer Natural Resources Co.
5.10%, 3/29/2026 350,000 352,498
1.90%, 8/15/2030 300,000 256,638
2.15%, 1/15/2031(a) 225,000 192,388

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Plains All American Pipeline LP
3.80%, 9/15/2030(a) $ 215,000 $ 200,308
5.70%, 9/15/2034(a) 150,000 150,139
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026(a) 809,000 816,528
5.00%, 3/15/2027 35,000 35,109
4.20%, 3/15/2028(a) 400,000 391,754
4.50%, 5/15/2030(a) 350,000 339,597
Suncor Energy, Inc.
7.88%, 6/15/2026 150,000 155,998
7.15%, 2/1/2032 250,000 270,786
5.95%, 12/1/2034 200,000 203,106
Targa Resources Corp.
5.20%, 7/1/2027(a) 335,000 337,928
6.15%, 3/1/2029(a) 365,000 379,357
4.20%, 2/1/2033 300,000 273,627
6.13%, 3/15/2033 325,000 335,816
6.50%, 3/30/2034 475,000 502,639
Targa Resources Partners LP
6.50%, 7/15/2027 175,000 176,128
4.88%, 2/1/2031(a) 200,000 193,803
4.00%, 1/15/2032 400,000 364,387
Tennessee Gas Pipeline Co. LLC
7.00%, 3/15/2027 75,000 78,195
7.00%, 10/15/2028 450,000 478,642
Texas Eastern Transmission LP
7.00%, 7/15/2032 200,000 218,984
TotalEnergies Capital SA
5.15%, 4/5/2034(a) 400,000 397,485
Transcanada Trust
Series 16-A, 5.88%,
8/15/2076(a)(d) 550,000 541,968
5.30%, 3/15/2077(d) 450,000 438,704
5.50%, 9/15/2079(a)(d) 200,000 191,636
5.60%, 3/7/2082(a)(d) 275,000 261,261
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/2026 200,000 204,511
Valero Energy Corp.
4.35%, 6/1/2028(a) 250,000 245,893
4.00%, 4/1/2029 200,000 192,285
2.80%, 12/1/2031 100,000 86,014
7.50%, 4/15/2032 200,000 225,031
Valero Energy Partners LP
4.50%, 3/15/2028 50,000 49,664
Western Midstream Operating LP
4.65%, 7/1/2026(a) 302,000 300,878
4.50%, 3/1/2028 150,000 147,083
4.75%, 8/15/2028 100,000 98,412
6.35%, 1/15/2029(a) 550,000 568,796
4.05%, 2/1/2030(a)(b) 275,000 259,099
6.15%, 4/1/2033(a) 400,000 407,847
5.45%, 11/15/2034 200,000 194,288
Williams Cos., Inc. (The)
5.40%, 3/2/2026 150,000 151,045
3.75%, 6/15/2027 4,000 3,911
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Williams Cos., Inc. (The) (continued)
4.90%, 3/15/2029 $ 450,000 $ 448,026
Series A, 7.50%, 1/15/2031 100,000 110,866
2.60%, 3/15/2031 50,000 43,170
7.75%, 6/15/2031 100,000 112,557
8.75%, 3/15/2032(b) 100,000 118,624
4.65%, 8/15/2032 5,000 4,771
5.65%, 3/15/2033(a) 350,000 353,334
5.15%, 3/15/2034(a) 100,000 97,337
53,388,322
Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029(a) 100,000 101,169
5.00%, 1/15/2030 150,000 144,765
3.75%, 1/15/2031 50,000 44,511
290,445
Personal Care Products - 0.4%
Conopco, Inc.
Series E, 7.25%, 12/15/2026 150,000 157,237
6.63%, 4/15/2028 240,000 253,606
Haleon US Capital LLC
3.38%, 3/24/2027 1,150,000 1,119,021
3.63%, 3/24/2032 700,000 636,160
2,166,024
Pharmaceuticals - 0.8%
Eli Lilly & Co.
4.70%, 2/27/2033 250,000 245,871
4.70%, 2/9/2034(a) 100,000 97,080
4.60%, 8/14/2034(a) 450,000 433,200
Johnson & Johnson
4.90%, 6/1/2031(a) 350,000 353,158
Merck & Co., Inc.
1.45%, 6/24/2030 100,000 84,268
4.50%, 5/17/2033 50,000 48,285
Novartis Capital Corp.
2.00%, 2/14/2027(a) 50,000 47,732
2.20%, 8/14/2030 52,000 45,667
4.00%, 9/18/2031 650,000 623,320
4.20%, 9/18/2034 525,000 489,142
Zoetis, Inc.
3.00%, 9/12/2027(a) 626,000 600,726
3.90%, 8/20/2028 102,000 99,173
2.00%, 5/15/2030(a) 350,000 303,003
5.60%, 11/16/2032 375,000 386,802
3,857,427
Professional Services - 0.6%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 450,000 441,203
2.90%, 12/1/2029(a) 452,000 409,690
2.60%, 5/1/2031 400,000 344,359
Equifax, Inc.
5.10%, 12/15/2027 75,000 75,516
4.80%, 9/15/2029 350,000 346,864
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 300,000 312,808

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.6% (continued)
Jacobs Engineering Group, Inc. (continued)
5.90%, 3/1/2033(a) $ 300,000 $ 305,802
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 244,584
5.75%, 4/1/2033 225,000 232,179
5.25%, 6/5/2034 250,000 247,262
2,960,267
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026 600,000 600,378
Residential REITs - 0.7%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028 250,000 244,715
REIT, 4.90%, 2/15/2029 162,000 161,076
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026 150,000 146,815
REIT, 3.30%, 6/1/2029 150,000 140,827
REIT, 5.00%, 2/15/2033(a) 125,000 123,502
Essential Properties LP
REIT, 2.95%, 7/15/2031 250,000 213,849
Essex Portfolio LP
REIT, 3.38%, 4/15/2026(a) 250,000 246,025
REIT, 3.63%, 5/1/2027 150,000 146,401
REIT, 1.70%, 3/1/2028(a) 250,000 227,266
REIT, 4.00%, 3/1/2029 151,000 145,735
REIT, 3.00%, 1/15/2030(a) 202,000 183,868
REIT, 1.65%, 1/15/2031 150,000 123,350
REIT, 2.55%, 6/15/2031 150,000 128,618
REIT, 2.65%, 3/15/2032 100,000 84,890
REIT, 5.50%, 4/1/2034(a) 100,000 100,174
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028 275,000 249,317
REIT, 5.45%, 8/15/2030 150,000 152,368
REIT, 5.50%, 8/15/2033 150,000 149,351
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029 50,000 48,209
REIT, 5.30%, 2/15/2032 25,000 25,117
Tanger Properties LP
REIT, 3.13%, 9/1/2026 200,000 194,414
REIT, 3.88%, 7/15/2027 150,000 146,100
REIT, 2.75%, 9/1/2031 200,000 169,834
3,551,821
Retail REITs - 0.5%
Agree LP
REIT, 2.00%, 6/15/2028(a) 202,000 184,100
REIT, 2.90%, 10/1/2030 150,000 133,432
REIT, 4.80%, 10/1/2032(a) 150,000 144,410
REIT, 2.60%, 6/15/2033 100,000 80,609
REIT, 5.63%, 6/15/2034(a) 150,000 150,796
Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026 202,000 200,171
REIT, 3.90%, 3/15/2027 100,000 97,934
REIT, 2.25%, 4/1/2028 150,000 137,757
REIT, 4.13%, 5/15/2029 2,000 1,924
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0.5% (continued)
NNN REIT, Inc.
REIT, 3.60%, 12/15/2026(a) $ 150,000 $ 147,345
REIT, 3.50%, 10/15/2027 176,000 170,532
REIT, 4.30%, 10/15/2028 41,000 40,187
REIT, 2.50%, 4/15/2030 100,000 87,942
REIT, 5.60%, 10/15/2033(a) 275,000 277,262
REIT, 5.50%, 6/15/2034 150,000 149,783
Phillips Edison Grocery Center Operating
Partnership I LP
REIT, 2.63%, 11/15/2031 150,000 126,558
Realty Income Corp.
REIT, 5.05%, 1/13/2026 400,000 400,011
Regency Centers LP
REIT, 4.13%, 3/15/2028 50,000 49,006
2,579,759
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032(a) 250,000 233,210
Applied Materials, Inc.
3.30%, 4/1/2027(a) 50,000 48,887
4.80%, 6/15/2029 250,000 251,488
Broadcom, Inc.
4.15%, 4/15/2032(e) 250,000 233,855
5.20%, 4/15/2032 300,000 299,923
Lam Research Corp.
3.75%, 3/15/2026 300,000 297,664
4.00%, 3/15/2029 350,000 341,566
1.90%, 6/15/2030 100,000 86,312
Microchip Technology, Inc.
5.05%, 3/15/2029 100,000 99,833
NVIDIA Corp.
2.85%, 4/1/2030(a) 150,000 137,727
2.00%, 6/15/2031 50,000 42,673
NXP BV
3.88%, 6/18/2026(a) 300,000 296,532
3.15%, 5/1/2027(a) 100,000 96,566
5.55%, 12/1/2028(a) 200,000 203,619
4.30%, 6/18/2029(a) 300,000 291,652
3.40%, 5/1/2030(a) 402,000 371,228
2.50%, 5/11/2031(a) 225,000 192,850
2.65%, 2/15/2032 275,000 232,445
5.00%, 1/15/2033 245,000 239,350
Qorvo, Inc.
4.38%, 10/15/2029 202,000 190,959
QUALCOMM, Inc.
1.65%, 5/20/2032 50,000 39,964
Skyworks Solutions, Inc.
1.80%, 6/1/2026 251,000 240,464
3.00%, 6/1/2031 225,000 194,378
Texas Instruments, Inc.
4.90%, 3/14/2033 250,000 248,631
4.85%, 2/8/2034(a) 250,000 246,047
TSMC Arizona Corp.
1.75%, 10/25/2026 850,000 808,889
3.88%, 4/22/2027(a) 727,000 715,487

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1.5% (continued)
TSMC Arizona Corp. (continued)
2.50%, 10/25/2031(a) $ 600,000 $ 517,968
7,200,167
Software - 2.3%
Adobe, Inc.
2.15%, 2/1/2027 312,000 298,894
4.85%, 4/4/2027(a) 250,000 252,254
4.80%, 4/4/2029(a) 300,000 301,868
2.30%, 2/1/2030(a) 573,000 511,783
4.95%, 4/4/2034(a) 200,000 198,463
AppLovin Corp.
5.13%, 12/1/2029(a) 200,000 199,794
5.38%, 12/1/2031(a) 200,000 200,824
Autodesk, Inc.
3.50%, 6/15/2027 210,000 204,346
2.85%, 1/15/2030 230,000 209,082
2.40%, 12/15/2031 561,000 475,080
Cadence Design Systems, Inc.
4.20%, 9/10/2027 200,000 198,003
4.30%, 9/10/2029 50,000 49,005
4.70%, 9/10/2034(a) 450,000 431,845
Fortinet, Inc.
1.00%, 3/15/2026 300,000 288,217
2.20%, 3/15/2031(a) 250,000 212,516
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 185,732
5.13%, 9/15/2028(a) 350,000 356,381
1.65%, 7/15/2030 150,000 127,126
5.20%, 9/15/2033(a) 600,000 603,755
Oracle Corp.
1.65%, 3/25/2026 600,000 579,795
Roper Technologies, Inc.
3.80%, 12/15/2026 400,000 393,452
1.40%, 9/15/2027 500,000 459,332
4.20%, 9/15/2028(a) 376,000 368,441
2.95%, 9/15/2029(a) 800,000 734,540
2.00%, 6/30/2030(a) 277,000 237,708
1.75%, 2/15/2031 529,000 436,597
4.75%, 2/15/2032 100,000 97,616
4.90%, 10/15/2034 500,000 481,685
Salesforce, Inc.
1.95%, 7/15/2031 40,000 33,776
ServiceNow, Inc.
1.40%, 9/1/2030(a) 750,000 625,253
VMware LLC
1.40%, 8/15/2026 125,000 118,843
4.65%, 5/15/2027 40,000 39,908
3.90%, 8/21/2027 45,000 44,003
4.70%, 5/15/2030 92,000 90,205
2.20%, 8/15/2031 50,000 41,706
Workday, Inc.
3.50%, 4/1/2027 350,000 341,555
3.70%, 4/1/2029 300,000 286,104
3.80%, 4/1/2032 450,000 410,809
11,126,296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0.9%
Crown Castle, Inc.
REIT, 3.70%, 6/15/2026(a) $ 50,000 $ 49,299
REIT, 1.05%, 7/15/2026(a) 300,000 284,379
REIT, 3.65%, 9/1/2027 400,000 388,213
REIT, 3.80%, 2/15/2028 50,000 48,439
CubeSmart LP
REIT, 2.25%, 12/15/2028 300,000 271,611
REIT, 4.38%, 2/15/2029 150,000 146,236
REIT, 3.00%, 2/15/2030(a) 150,000 135,918
REIT, 2.00%, 2/15/2031 200,000 167,331
REIT, 2.50%, 2/15/2032 250,000 209,234
EPR Properties
REIT, 4.75%, 12/15/2026 250,000 247,740
REIT, 4.50%, 6/1/2027 303,000 297,598
REIT, 4.95%, 4/15/2028 153,000 151,019
REIT, 3.75%, 8/15/2029(a) 200,000 185,531
REIT, 3.60%, 11/15/2031(a) 200,000 176,250
Equinix, Inc.
REIT, 3.20%, 11/18/2029(a) 100,000 92,260
Public Storage Operating Co.
REIT, 2.25%, 11/9/2031 50,000 42,213
Weyerhaeuser Co.
REIT, 4.75%, 5/15/2026 305,000 305,078
REIT, 6.95%, 10/1/2027 150,000 158,143
REIT, 4.00%, 11/15/2029(a) 226,000 216,161
REIT, 4.00%, 4/15/2030 379,000 360,156
REIT, 7.38%, 3/15/2032(a) 300,000 335,581
REIT, 6.88%, 12/15/2033 135,000 149,128
4,417,518
Specialty Retail - 3.0%
AutoZone, Inc.
3.13%, 4/21/2026 175,000 171,781
5.05%, 7/15/2026 100,000 100,555
3.75%, 6/1/2027(a) 350,000 342,758
4.50%, 2/1/2028(a) 150,000 148,937
6.25%, 11/1/2028(a) 250,000 261,652
3.75%, 4/18/2029 150,000 143,600
5.10%, 7/15/2029(a) 450,000 452,352
4.00%, 4/15/2030 175,000 166,929
1.65%, 1/15/2031 150,000 123,912
4.75%, 8/1/2032(a) 300,000 291,041
4.75%, 2/1/2033 250,000 240,415
5.20%, 8/1/2033(a) 100,000 98,899
6.55%, 11/1/2033(a) 215,000 231,631
5.40%, 7/15/2034(a) 400,000 399,015
Best Buy Co., Inc.
4.45%, 10/1/2028 1,000 988
Home Depot, Inc. (The)
5.15%, 6/25/2026 100,000 101,011
2.13%, 9/15/2026 75,000 72,384
1.50%, 9/15/2028(a) 200,000 179,481
4.90%, 4/15/2029 49,000 49,456
2.95%, 6/15/2029(a) 426,000 397,043
4.75%, 6/25/2029(a) 150,000 150,441
2.70%, 4/15/2030(a) 550,000 497,683

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 3.0% (continued)
Home Depot, Inc. (The) (continued)
1.38%, 3/15/2031(a) $ 475,000 $ 387,472
4.85%, 6/25/2031 50,000 50,036
1.88%, 9/15/2031(a) 350,000 291,004
3.25%, 4/15/2032 278,000 248,967
4.50%, 9/15/2032(a) 150,000 146,027
4.95%, 6/25/2034 350,000 345,495
Lowe's Cos., Inc.
4.80%, 4/1/2026(a) 800,000 801,633
2.50%, 4/15/2026 900,000 878,462
3.35%, 4/1/2027 500,000 486,871
3.10%, 5/3/2027(a) 150,000 145,230
3.65%, 4/5/2029(a) 550,000 525,277
4.50%, 4/15/2030 25,000 24,599
1.70%, 10/15/2030(a) 150,000 125,933
3.75%, 4/1/2032 105,000 96,298
5.00%, 4/15/2033 275,000 270,359
5.15%, 7/1/2033(a) 250,000 248,809
O'Reilly Automotive, Inc.
3.55%, 3/15/2026(a) 300,000 296,501
5.75%, 11/20/2026 250,000 254,342
3.60%, 9/1/2027(a) 501,000 487,424
4.35%, 6/1/2028(a) 200,000 197,329
3.90%, 6/1/2029 650,000 624,860
4.20%, 4/1/2030(a) 50,000 48,319
1.75%, 3/15/2031 200,000 164,944
4.70%, 6/15/2032(a) 725,000 699,949
Ross Stores, Inc.
0.88%, 4/15/2026 200,000 191,190
1.88%, 4/15/2031(a) 250,000 207,821
TJX Cos., Inc. (The)
2.25%, 9/15/2026 340,000 328,599
1.15%, 5/15/2028(a) 150,000 134,595
3.88%, 4/15/2030 281,000 268,686
1.60%, 5/15/2031(a) 250,000 205,940
Tractor Supply Co.
1.75%, 11/1/2030(a) 300,000 251,281
5.25%, 5/15/2033(a) 300,000 299,626
14,355,842
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.
0.70%, 2/8/2026 200,000 192,906
2.45%, 8/4/2026 612,000 594,863
2.05%, 9/11/2026 132,000 127,379
3.35%, 2/9/2027 362,000 355,313
3.20%, 5/11/2027(a) 225,000 219,421
2.90%, 9/12/2027(a) 82,000 78,980
1.20%, 2/8/2028 514,000 467,383
1.40%, 8/5/2028 54,000 48,678
3.25%, 8/8/2029(a) 282,000 267,689
2.20%, 9/11/2029(a) 492,000 444,820
1.65%, 5/11/2030 300,000 258,857
1.25%, 8/20/2030 25,000 20,999
1.65%, 2/8/2031(a) 650,000 550,449
3.35%, 8/8/2032 75,000 69,050
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 1.0% (continued)
HP, Inc.
3.00%, 6/17/2027(a) $ 200,000 $ 192,234
4.00%, 4/15/2029(a) 62,000 59,587
NetApp, Inc.
2.38%, 6/22/2027(a) 250,000 236,686
2.70%, 6/22/2030(a) 300,000 265,739
Teledyne FLIR LLC
2.50%, 8/1/2030 150,000 131,425
Western Digital Corp.
2.85%, 2/1/2029 150,000 134,471
4,716,929
Textiles, Apparel & Luxury Goods - 0.0%(c)
Tapestry, Inc.
4.13%, 7/15/2027 8,000 7,861
Tobacco - 2.8%
Altria Group, Inc.
4.40%, 2/14/2026 551,000 549,236
2.63%, 9/16/2026(a) 271,000 262,385
6.20%, 11/1/2028 250,000 260,219
4.80%, 2/14/2029(a) 979,000 971,187
3.40%, 5/6/2030 378,000 347,998
2.45%, 2/4/2032(a) 900,000 742,850
6.88%, 11/1/2033(a) 250,000 272,319
BAT Capital Corp.
3.56%, 8/15/2027 500,000 485,007
2.26%, 3/25/2028(a) 60,000 55,439
4.91%, 4/2/2030(a) 75,000 74,260
6.42%, 8/2/2033 50,000 52,844
BAT International Finance plc
1.67%, 3/25/2026 575,000 555,620
4.45%, 3/16/2028 275,000 271,387
Philip Morris International, Inc.
4.88%, 2/13/2026 325,000 326,183
2.75%, 2/25/2026(a) 670,000 657,780
0.88%, 5/1/2026 111,000 106,131
4.75%, 2/12/2027 100,000 100,364
5.13%, 11/17/2027(a) 573,000 580,709
4.88%, 2/15/2028(a) 600,000 603,168
4.88%, 2/13/2029 350,000 350,030
3.38%, 8/15/2029 400,000 376,021
4.63%, 11/1/2029(a) 250,000 247,597
5.63%, 11/17/2029 325,000 335,286
5.13%, 2/15/2030(a) 787,000 793,839
2.10%, 5/1/2030 250,000 217,232
5.50%, 9/7/2030(a) 250,000 256,456
1.75%, 11/1/2030(a) 250,000 209,850
5.13%, 2/13/2031 400,000 402,043
4.75%, 11/1/2031(a) 525,000 516,372
5.75%, 11/17/2032 450,000 464,036
5.38%, 2/15/2033 875,000 877,926
5.63%, 9/7/2033(a) 350,000 357,184
5.25%, 2/13/2034(a) 940,000 933,020
13,611,978

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.75%, 6/1/2026 $ 50,000 $ 49,294
2.20%, 1/15/2027(a) 27,000 25,707
5.85%, 12/15/2027(a) 25,000 25,651
5.30%, 2/1/2028(a) 200,000 202,014
3.25%, 10/1/2029 25,000 23,167
2.88%, 1/15/2032(a) 35,000 29,953
Ferguson Enterprises, Inc.
5.00%, 10/3/2034(a) 200,000 192,590
GATX Corp.
4.00%, 6/30/2030(a) 50,000 47,424
6.05%, 3/15/2034 50,000 52,106
WW Grainger, Inc.
4.45%, 9/15/2034(a) 250,000 237,115
885,021
Wireless Telecommunication Services - 0.6%
T-Mobile USA, Inc.
2.25%, 2/15/2026 350,000 341,398
2.63%, 4/15/2026 50,000 48,819
3.75%, 4/15/2027 375,000 367,300
2.05%, 2/15/2028 250,000 230,592
4.95%, 3/15/2028 410,000 411,479
4.80%, 7/15/2028(a) 450,000 448,875
3.38%, 4/15/2029 100,000 93,692
3.88%, 4/15/2030 568,000 536,909
2.55%, 2/15/2031 250,000 216,300
3.50%, 4/15/2031 50,000 45,500
5.05%, 7/15/2033 100,000 97,945
2,838,809
Total Corporate Bonds
(Cost $475,076,819) 476,112,166
SECURITIES LENDING REINVESTMENTS - 15.9%(f)
REPURCHASE AGREEMENTS - 15.9%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$32,042,472, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $32,477,757 32,030,914 32,030,914
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$45,016,613, collateralized by
various Common Stocks; total
market value $49,245,370 45,000,000 45,000,000
77,030,914
Total Securities Lending Reinvestments
(Cost $77,030,914) 77,030,914
Investments
Principal
Amount
Value
SHORT-TERM INVESTMENTS - 0.7%(g)
U.S. GOVERNMENT AGENCY SECURITIES - 0.7%
FHLB
Zero Coupon, 2/3/2025
(Cost $3,399,211) $ 3,400,000 $ 3,398,809
Total Investments - 114.9%
(Cost $555,506,944) 556,541,889
Liabilities in excess of other assets - (14.9%) (71,989,080)
NET ASSETS - 100.0% $484,552,809
(a)
The security or a portion of this security is on loan
at January 31, 2025. The total value of securities
on loan at January 31, 2025 was $85,733,098,
collateralized in the form of cash with a value of
$77,030,914 that was reinvested in the securities
shown in the Securities Lending Reinvestment
section of the Schedule of Investments and
$15,126,196 of collateral in the form of U.S.
Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates
ranging from February 20, 2025 – February 15, 2053;
a total value of $92,157,110.
(b)
Step bond. Interest rate is a fixed rate for an
initial period that either resets at a specific date
or may reset in the future at a contingent upon
predetermined trigger. The interest rate shown was
the current rate as of January 31, 2025.
(c)
Represents less than 0.05% of net assets.
(d)
Security issued at a fixed coupon rate, which
converts to a variable rate at a future date. Rate
shown is the rate in effect as of period end.
(e)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At January 31, 2025, the value of these
securities amounted to approximately $4,330,686 or
0.89% of net assets.
(f)
The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $77,030,914.
(g)
The rate shown was the current yield as of January
31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB  — Federal Home Loan Bank
OYJ   — Public Limited Company
REIT   — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Security Type % of Net Assets
Corporate Bonds 98.3%
Securities Lending Reinvestments 15.9
Short-Term Investments 0.7
Others
(1)
(14.9)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98.3%
Aerospace & Defense - 2.0%
Boeing Co. (The)
5.71%, 5/1/2040 $ 75,000 $ 71,927
5.81%, 5/1/2050 50,000 47,060
6.86%, 5/1/2054 5,000 5,365
General Dynamics Corp.
2.85%, 6/1/2041 100,000 71,506
Howmet Aerospace, Inc.
5.95%, 2/1/2037 30,000 31,117
Lockheed Martin Corp.
5.72%, 6/1/2040(a) 25,000 25,663
4.07%, 12/15/2042 50,000 41,652
2.80%, 6/15/2050 25,000 15,642
4.09%, 9/15/2052 65,000 51,292
4.15%, 6/15/2053 20,000 15,816
5.70%, 11/15/2054 50,000 50,290
5.20%, 2/15/2055 60,000 56,173
4.30%, 6/15/2062 70,000 54,910
5.90%, 11/15/2063 80,000 82,333
5.20%, 2/15/2064 55,000 50,397
Northrop Grumman Corp.
4.95%, 3/15/2053 25,000 22,297
5.20%, 6/1/2054 25,000 23,121
Precision Castparts Corp.
3.90%, 1/15/2043 10,000 8,099
RTX Corp.
5.70%, 4/15/2040 50,000 50,795
775,455
Automobile Components - 0.1%
Lear Corp.
5.25%, 5/15/2049 25,000 21,617
Banks - 6.6%
Bank of America Corp.
2.68%, 6/19/2041(b) 70,000 48,998
3.31%, 4/22/2042(b) 30,000 22,613
3.95%, 1/23/2049(b) 10,000 7,778
4.08%, 3/20/2051(b) 90,000 70,717
2.97%, 7/21/2052(b) 15,000 9,571
Citigroup, Inc.
6.13%, 8/25/2036 50,000 51,125
6.88%, 3/5/2038 20,000 22,203
5.32%, 3/26/2041(b) 95,000 91,546
5.88%, 1/30/2042 45,000 46,184
6.68%, 9/13/2043 95,000 103,821
5.30%, 5/6/2044 100,000 94,681
4.75%, 5/18/2046 170,000 147,576
6.88%, 2/15/2098 25,000 28,059
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 92,711
5.25%, 8/4/2045 25,000 23,733
Fifth Third Bancorp
8.25%, 3/1/2038 30,000 35,924
HSBC Holdings plc
6.50%, 5/2/2036 50,000 52,187
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.6% (continued)
HSBC Holdings plc (continued)
6.50%, 9/15/2037 $ 75,000 $ 77,631
6.80%, 6/1/2038 75,000 79,179
6.33%, 3/9/2044(b) 75,000 79,397
5.25%, 3/14/2044 50,000 46,361
JPMorgan Chase & Co.
6.40%, 5/15/2038 20,000 21,951
5.50%, 10/15/2040 10,000 10,053
3.11%, 4/22/2041(b) 35,000 26,227
4.95%, 6/1/2045 100,000 91,247
3.96%, 11/15/2048(b) 10,000 7,877
3.33%, 4/22/2052(b) 10,000 6,912
Lloyds Banking Group plc
3.37%, 12/14/2046(b) 75,000 52,820
4.34%, 1/9/2048 100,000 78,587
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 50,000 42,157
Regions Bank
6.45%, 6/26/2037 25,000 25,778
Sumitomo Mitsui Financial Group, Inc.
5.84%, 7/9/2044 50,000 50,186
Wells Fargo & Co.
3.07%, 4/30/2041(b) 10,000 7,361
5.38%, 11/2/2043 60,000 56,738
5.61%, 1/15/2044 180,000 173,580
4.65%, 11/4/2044 55,000 46,824
4.90%, 11/17/2045 150,000 131,382
4.40%, 6/14/2046 145,000 118,083
4.75%, 12/7/2046 180,000 153,919
5.01%, 4/4/2051(b) 90,000 80,783
4.61%, 4/25/2053(b) 10,000 8,422
Westpac Banking Corp.
2.96%, 11/16/2040 45,000 32,230
3.13%, 11/18/2041 75,000 53,915
2,509,027
Beverages - 2.2%
Coca-Cola Co. (The)
4.20%, 3/25/2050 50,000 41,188
2.60%, 6/1/2050 140,000 84,926
3.00%, 3/5/2051 55,000 36,270
2.50%, 3/15/2051 70,000 41,275
5.30%, 5/13/2054 100,000 96,373
5.20%, 1/14/2055 100,000 94,880
2.75%, 6/1/2060 100,000 58,549
5.40%, 5/13/2064 135,000 129,733
Constellation Brands, Inc.
4.50%, 5/9/2047 35,000 28,807
5.25%, 11/15/2048 30,000 27,272
Diageo Investment Corp.
7.45%, 4/15/2035 20,000 23,358
PepsiCo, Inc.
5.50%, 1/15/2040 35,000 35,421
3.50%, 3/19/2040 55,000 44,351

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 2.2% (continued)
PepsiCo, Inc. (continued)
3.60%, 8/13/2042 $ 70,000 $ 54,843
4.60%, 7/17/2045 10,000 8,665
5.25%, 7/17/2054 30,000 28,740
834,651
Biotechnology - 1.3%
AbbVie, Inc.
5.40%, 3/15/2054 15,000 14,471
5.50%, 3/15/2064 20,000 19,219
Amgen, Inc.
5.65%, 3/2/2053 40,000 38,657
5.75%, 3/2/2063 65,000 62,710
Biogen, Inc.
5.20%, 9/15/2045 15,000 13,611
3.15%, 5/1/2050 20,000 12,606
Gilead Sciences, Inc.
4.80%, 4/1/2044 25,000 22,514
4.50%, 2/1/2045 100,000 86,151
2.80%, 10/1/2050 50,000 30,742
5.55%, 10/15/2053 50,000 49,176
5.50%, 11/15/2054 50,000 48,628
5.60%, 11/15/2064 50,000 48,472
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 75,000 44,024
490,981
Broadline Retail - 0.1%
Amazon.com, Inc.
4.05%, 8/22/2047 25,000 20,609
eBay, Inc.
4.00%, 7/15/2042 20,000 16,059
36,668
Building Products - 0.6%
Johnson Controls International plc
4.95%, 7/2/2064(a) 50,000 42,193
Masco Corp.
4.50%, 5/15/2047 100,000 82,110
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 40,000 34,332
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 50,000 50,507
4.30%, 2/21/2048 20,000 16,632
225,774
Capital Markets - 2.0%
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,207
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 25,451
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 50,000 53,722
4.02%, 10/31/2038(b) 20,000 17,092
3.21%, 4/22/2042(b) 25,000 18,367
2.91%, 7/21/2042(b) 40,000 28,020
5.15%, 5/22/2045 25,000 23,004
4.75%, 10/21/2045 20,000 17,776
5.56%, 11/19/2045(b) 25,000 24,320
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.0% (continued)
Moody's Corp.
2.75%, 8/19/2041 $ 5,000 $ 3,443
5.25%, 7/15/2044 25,000 23,699
4.88%, 12/17/2048 35,000 31,092
3.25%, 5/20/2050 40,000 26,625
3.75%, 2/25/2052 25,000 18,321
2.55%, 8/18/2060 50,000 25,127
3.10%, 11/29/2061 70,000 42,043
Morgan Stanley
3.22%, 4/22/2042(b) 25,000 18,616
6.38%, 7/24/2042 20,000 21,750
4.30%, 1/27/2045 55,000 46,125
Nasdaq, Inc.
2.50%, 12/21/2040 50,000 33,551
5.95%, 8/15/2053 60,000 60,544
6.10%, 6/28/2063 60,000 61,085
S&P Global, Inc.
4.50%, 5/15/2048 20,000 16,790
3.25%, 12/1/2049 15,000 10,360
3.70%, 3/1/2052 40,000 29,693
2.30%, 8/15/2060 50,000 24,979
3.90%, 3/1/2062 80,000 59,358
775,160
Chemicals - 1.6%
CF Industries, Inc.
4.95%, 6/1/2043 35,000 30,965
5.38%, 3/15/2044 25,000 23,330
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 13,351
Ecolab, Inc.
5.50%, 12/8/2041 25,000 24,964
2.75%, 8/18/2055 37,000 21,717
LYB International Finance BV
5.25%, 7/15/2043 50,000 45,395
LYB International Finance III LLC
4.20%, 10/15/2049 80,000 60,122
4.20%, 5/1/2050 50,000 37,456
3.63%, 4/1/2051 25,000 16,866
3.80%, 10/1/2060 25,000 16,541
LyondellBasell Industries NV
4.63%, 2/26/2055 25,000 19,783
PPG Industries, Inc.
5.50%, 11/15/2040 25,000 24,393
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,843
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 19,841
4.55%, 8/1/2045 50,000 42,286
4.50%, 6/1/2047 110,000 92,621
3.80%, 8/15/2049 70,000 51,409
2.90%, 3/15/2052 75,000 45,643
605,526
Commercial Services & Supplies - 0.4%
Republic Services, Inc.
6.20%, 3/1/2040 20,000 21,357

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.4% (continued)
Republic Services, Inc. (continued)
5.70%, 5/15/2041 $ 25,000 $ 25,021
Waste Management, Inc.
4.95%, 3/15/2035 50,000 48,907
2.95%, 6/1/2041 15,000 10,970
5.35%, 10/15/2054 50,000 47,982
154,237
Communications Equipment - 1.9%
Cisco Systems, Inc.
5.90%, 2/15/2039 175,000 185,038
5.50%, 1/15/2040 165,000 166,893
5.30%, 2/26/2054 155,000 150,098
5.35%, 2/26/2064 100,000 95,745
Juniper Networks, Inc.
5.95%, 3/15/2041 35,000 34,390
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 28,769
Nokia OYJ
6.63%, 5/15/2039 55,000 56,101
717,034
Construction & Engineering - 0.1%
Valmont Industries, Inc.
5.00%, 10/1/2044 25,000 22,743
5.25%, 10/1/2054 10,000 9,160
31,903
Construction Materials - 0.5%
Lafarge SA
7.13%, 7/15/2036 25,000 27,710
Martin Marietta Materials, Inc.
3.20%, 7/15/2051 50,000 32,534
5.50%, 12/1/2054 50,000 47,443
Vulcan Materials Co.
4.50%, 6/15/2047 25,000 20,995
4.70%, 3/1/2048 80,000 68,988
197,670
Consumer Staples Distribution & Retail - 0.8%
Kroger Co. (The)
5.50%, 9/15/2054 50,000 46,850
5.65%, 9/15/2064 50,000 46,838
Sysco Corp.
5.38%, 9/21/2035 80,000 79,751
4.85%, 10/1/2045 15,000 13,176
6.60%, 4/1/2050 60,000 65,273
3.15%, 12/14/2051 80,000 51,299
303,187
Containers & Packaging - 0.3%
Packaging Corp. of America
4.05%, 12/15/2049 45,000 34,433
3.05%, 10/1/2051 100,000 63,720
98,153
Diversified REITs - 0.4%
GLP Capital LP
REIT, 6.25%, 9/15/2054 25,000 24,738
Simon Property Group LP
REIT, 6.75%, 2/1/2040 30,000 33,210
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0.4% (continued)
VICI Properties LP
REIT, 5.63%, 5/15/2052 $ 70,000 $ 64,484
REIT, 6.13%, 4/1/2054 35,000 34,634
157,066
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.55%, 9/15/2055 100,000 67,118
3.80%, 12/1/2057 50,000 34,670
3.65%, 9/15/2059 60,000 40,019
Telefonica Emisiones SA
7.05%, 6/20/2036 45,000 49,482
191,289
Electric Utilities - 4.6%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 200,000 151,304
3.45%, 5/15/2051 25,000 16,722
Alabama Power Co.
5.50%, 3/15/2041 25,000 24,332
Series 11-C, 5.20%, 6/1/2041 25,000 23,445
4.10%, 1/15/2042 25,000 20,427
3.13%, 7/15/2051 25,000 16,321
Appalachian Power Co.
4.45%, 6/1/2045 25,000 20,310
Series Y, 4.50%, 3/1/2049 25,000 19,989
Arizona Public Service Co.
4.50%, 4/1/2042 50,000 42,349
3.35%, 5/15/2050 25,000 16,724
Duke Energy Corp.
3.75%, 9/1/2046 50,000 36,724
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 25,000 20,639
4.63%, 9/1/2043 50,000 42,247
3.25%, 9/1/2049 75,000 49,505
3.45%, 4/15/2050 50,000 34,478
5.70%, 3/15/2053 50,000 49,155
FirstEnergy Corp.
Series C, 3.40%, 3/1/2050 50,000 33,500
Georgia Power Co.
5.40%, 6/1/2040 25,000 24,320
Series A, 3.25%, 3/15/2051 100,000 67,127
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 16,357
International Transmission Co.
4.63%, 8/15/2043 45,000 38,283
Interstate Power and Light Co.
3.10%, 11/30/2051 25,000 15,878
Kentucky Utilities Co.
5.13%, 11/1/2040 20,000 18,968
4.38%, 10/1/2045 50,000 41,427
Louisville Gas and Electric Co.
5.13%, 11/15/2040 20,000 18,797
MidAmerican Energy Co.
2.70%, 8/1/2052 25,000 15,091

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.6% (continued)
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 $ 25,000 $ 20,777
Nevada Power Co.
Series R, 6.75%, 7/1/2037 25,000 27,511
5.38%, 9/15/2040 25,000 23,809
5.45%, 5/15/2041 25,000 23,692
Series EE, 3.13%, 8/1/2050 75,000 47,742
Series GG, 5.90%, 5/1/2053 25,000 24,865
Ohio Power Co.
Series R, 2.90%, 10/1/2051 25,000 15,025
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,099
5.60%, 4/1/2053 55,000 53,149
Pacific Gas and Electric Co.
4.50%, 7/1/2040 50,000 41,343
3.30%, 8/1/2040 25,000 17,799
5.25%, 3/1/2052 25,000 21,300
6.75%, 1/15/2053 40,000 41,366
PacifiCorp
6.25%, 10/15/2037 50,000 52,017
6.00%, 1/15/2039 25,000 25,431
4.10%, 2/1/2042 25,000 20,069
4.13%, 1/15/2049 25,000 19,106
4.15%, 2/15/2050 25,000 19,047
3.30%, 3/15/2051 25,000 16,121
2.90%, 6/15/2052 25,000 14,772
5.35%, 12/1/2053 25,000 22,600
5.50%, 5/15/2054 25,000 23,042
5.80%, 1/15/2055 25,000 23,947
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051 25,000 15,973
Southern Co. (The)
4.40%, 7/1/2046 100,000 82,433
Southwestern Electric Power Co.
6.20%, 3/15/2040 25,000 26,023
Series J, 3.90%, 4/1/2045 25,000 18,767
Series L, 3.85%, 2/1/2048 25,000 18,022
3.25%, 11/1/2051 25,000 15,927
Tucson Electric Power Co.
5.50%, 4/15/2053 25,000 23,844
Wisconsin Electric Power Co.
3.65%, 12/15/2042 35,000 26,373
4.25%, 6/1/2044 10,000 8,135
4.30%, 12/15/2045 10,000 8,161
Xcel Energy, Inc.
4.80%, 9/15/2041 25,000 21,859
1,744,565
Electrical Equipment - 0.3%
ABB Finance USA, Inc.
4.38%, 5/8/2042 50,000 44,139
Rockwell Automation, Inc.
6.25%, 12/1/2037 50,000 53,907
98,046
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.
5.00%, 1/15/2035 $ 100,000 $ 97,803
Corning, Inc.
4.70%, 3/15/2037 50,000 46,271
5.75%, 8/15/2040 20,000 20,172
4.75%, 3/15/2042 30,000 26,608
5.35%, 11/15/2048 50,000 46,403
5.45%, 11/15/2079 25,000 22,809
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 45,692
305,758
Energy Equipment & Services - 0.1%
NOV, Inc.
3.95%, 12/1/2042 50,000 37,239
Entertainment - 0.6%
Electronic Arts, Inc.
2.95%, 2/15/2051 70,000 43,264
NBCUniversal Media LLC
6.40%, 4/30/2040 10,000 10,581
Netflix, Inc.
5.40%, 8/15/2054 50,000 48,834
Walt Disney Co. (The)
6.15%, 3/1/2037 30,000 31,970
Warnermedia Holdings, Inc.
5.05%, 3/15/2042 50,000 40,241
5.14%, 3/15/2052 45,000 33,565
208,455
Financial Services - 2.6%
Apollo Global Management, Inc.
5.80%, 5/21/2054 65,000 64,310
Fidelity National Information Services, Inc.
3.10%, 3/1/2041 35,000 25,418
4.50%, 8/15/2046 20,000 16,347
4.75%, 5/15/2048 50,000 41,433
Fiserv, Inc.
4.40%, 7/1/2049 145,000 118,016
Mastercard, Inc.
3.80%, 11/21/2046 45,000 35,262
3.95%, 2/26/2048 35,000 28,128
3.65%, 6/1/2049 120,000 90,631
3.85%, 3/26/2050 145,000 112,452
2.95%, 3/15/2051 25,000 16,230
Shell International Finance BV
6.38%, 12/15/2038 20,000 21,838
Visa, Inc.
2.70%, 4/15/2040 40,000 29,189
4.30%, 12/14/2045 300,000 257,072
3.65%, 9/15/2047 15,000 11,542
Voya Financial, Inc.
5.70%, 7/15/2043 30,000 28,739
Western Union Co. (The)
6.20%, 11/17/2036 35,000 35,157
6.20%, 6/21/2040 20,000 19,664

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.6% (continued)
Woodside Finance Ltd.
5.70%, 9/12/2054 $ 50,000 $ 46,550
997,978
Food Products - 0.5%
General Mills, Inc.
4.55%, 4/17/2038 25,000 22,514
Ingredion, Inc.
6.63%, 4/15/2037 25,000 26,860
3.90%, 6/1/2050 35,000 25,925
Kraft Heinz Foods Co.
6.88%, 1/26/2039 25,000 27,617
6.50%, 2/9/2040 50,000 53,158
5.00%, 6/4/2042 10,000 9,030
5.20%, 7/15/2045 10,000 9,109
Mondelez International, Inc.
2.63%, 9/4/2050 50,000 29,227
203,440
Gas Utilities - 0.4%
Atmos Energy Corp.
4.30%, 10/1/2048 50,000 40,712
2.85%, 2/15/2052 100,000 61,014
5.00%, 12/15/2054 50,000 44,676
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 25,000 21,564
167,966
Ground Transportation - 2.8%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 25,000 26,883
5.75%, 5/1/2040 40,000 41,285
5.40%, 6/1/2041 25,000 24,589
4.95%, 9/15/2041 225,000 210,248
4.40%, 3/15/2042 25,000 21,827
4.45%, 3/15/2043 75,000 65,464
4.55%, 9/1/2044 65,000 56,971
3.90%, 8/1/2046 45,000 35,538
4.15%, 12/15/2048 15,000 12,078
3.05%, 2/15/2051 25,000 16,339
3.30%, 9/15/2051 15,000 10,304
2.88%, 6/15/2052 90,000 56,116
4.45%, 1/15/2053 120,000 100,938
5.20%, 4/15/2054 80,000 75,502
Canadian National Railway Co.
4.50%, 11/7/2043 50,000 43,042
Canadian Pacific Railway Co.
5.75%, 1/15/2042 30,000 29,598
Uber Technologies, Inc.
5.35%, 9/15/2054 20,000 18,494
Union Pacific Corp.
3.95%, 8/15/2059 50,000 36,702
3.84%, 3/20/2060 75,000 53,845
3.55%, 5/20/2061 45,000 30,331
5.15%, 1/20/2063 40,000 36,301
4.10%, 9/15/2067 25,000 18,434
3.75%, 2/5/2070 15,000 10,132
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 2.8% (continued)
Union Pacific Corp. (continued)
3.80%, 4/6/2071 $ 25,000 $ 17,088
1,048,049
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories
6.15%, 11/30/2037 50,000 54,629
6.00%, 4/1/2039 20,000 21,715
4.90%, 11/30/2046 15,000 14,006
Becton Dickinson & Co.
4.67%, 6/6/2047 25,000 21,608
Boston Scientific Corp.
6.50%, 11/15/2035(a) 30,000 33,020
7.38%, 1/15/2040 30,000 35,348
4.70%, 3/1/2049 10,000 8,873
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 100,000 70,706
Stryker Corp.
4.10%, 4/1/2043 20,000 16,427
4.38%, 5/15/2044 25,000 21,097
4.63%, 3/15/2046 100,000 87,273
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 22,484
407,186
Health Care Providers & Services - 4.4%
Cardinal Health, Inc.
4.60%, 3/15/2043 60,000 51,034
4.50%, 11/15/2044 25,000 20,711
4.90%, 9/15/2045 30,000 26,231
4.37%, 6/15/2047 40,000 32,256
Cencora, Inc.
5.15%, 2/15/2035 50,000 48,836
4.25%, 3/1/2045 35,000 28,588
4.30%, 12/15/2047 40,000 32,373
Cigna Group (The)
3.88%, 10/15/2047 125,000 91,991
4.90%, 12/15/2048 20,000 17,139
5.60%, 2/15/2054 25,000 23,441
CVS Health Corp.
4.78%, 3/25/2038 50,000 43,917
5.05%, 3/25/2048 25,000 20,896
Elevance Health, Inc.
5.85%, 1/15/2036 20,000 20,296
6.38%, 6/15/2037 30,000 31,942
4.63%, 5/15/2042 35,000 30,546
4.65%, 1/15/2043 30,000 26,102
5.10%, 1/15/2044 40,000 36,589
4.65%, 8/15/2044 40,000 34,439
4.38%, 12/1/2047 60,000 48,404
4.55%, 3/1/2048 10,000 8,230
3.70%, 9/15/2049 25,000 17,827
3.13%, 5/15/2050 25,000 16,028
4.55%, 5/15/2052 25,000 20,243
6.10%, 10/15/2052 20,000 20,277
5.13%, 2/15/2053 10,000 8,869
5.65%, 6/15/2054 55,000 52,564

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.4% (continued)
Elevance Health, Inc. (continued)
4.85%, 8/15/2054 $ 25,000 $ 20,839
HCA, Inc.
5.13%, 6/15/2039 50,000 45,972
5.50%, 6/15/2047 40,000 36,682
5.25%, 6/15/2049 115,000 100,744
3.50%, 7/15/2051 25,000 16,395
4.63%, 3/15/2052 80,000 63,293
5.90%, 6/1/2053 40,000 38,090
6.00%, 4/1/2054 50,000 48,257
5.95%, 9/15/2054 40,000 38,276
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 20,000 17,263
McKesson Corp.
4.88%, 3/15/2044 25,000 22,039
UnitedHealth Group, Inc.
5.80%, 3/15/2036 15,000 15,540
3.50%, 8/15/2039 20,000 15,921
2.75%, 5/15/2040 45,000 31,807
5.95%, 2/15/2041 25,000 25,676
5.88%, 2/15/2053 15,000 15,048
5.38%, 4/15/2054 50,000 46,797
5.63%, 7/15/2054 75,000 72,904
3.88%, 8/15/2059 20,000 14,160
6.05%, 2/15/2063 30,000 30,562
5.20%, 4/15/2063 85,000 75,874
5.50%, 4/15/2064 55,000 51,482
5.75%, 7/15/2064 30,000 29,186
1,682,576
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
REIT, 5.50%, 4/15/2035 50,000 48,675
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.
4.55%, 2/15/2048 30,000 24,398
Marriott International, Inc.
5.35%, 3/15/2035 100,000 98,440
McDonald's Corp.
6.30%, 10/15/2037 100,000 108,103
6.30%, 3/1/2038 45,000 48,634
5.70%, 2/1/2039 45,000 46,088
3.63%, 5/1/2043 60,000 46,151
4.60%, 5/26/2045 40,000 34,810
4.88%, 12/9/2045 50,000 44,985
4.45%, 3/1/2047 80,000 67,364
4.45%, 9/1/2048 75,000 62,819
3.63%, 9/1/2049 140,000 101,627
4.20%, 4/1/2050 75,000 59,586
5.15%, 9/9/2052 65,000 59,807
5.45%, 8/14/2053 80,000 76,621
879,433
Household Durables - 0.1%
PulteGroup, Inc.
6.00%, 2/15/2035 25,000 25,616
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.5%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 $ 25,000 $ 19,287
5.00%, 6/15/2052 50,000 45,292
Kimberly-Clark Corp.
6.63%, 8/1/2037 25,000 28,304
5.30%, 3/1/2041 40,000 39,597
3.70%, 6/1/2043 25,000 19,304
3.90%, 5/4/2047 25,000 19,609
171,393
Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation LLC
5.75%, 10/1/2041 15,000 14,591
Southern Power Co.
5.15%, 9/15/2041 50,000 46,549
5.25%, 7/15/2043 30,000 27,685
Series F, 4.95%, 12/15/2046 25,000 21,904
110,729
Industrial Conglomerates - 0.4%
Honeywell International, Inc.
5.38%, 3/1/2041 20,000 19,974
5.25%, 3/1/2054 80,000 75,044
5.35%, 3/1/2064 40,000 37,541
132,559
Industrial REITs - 0.1%
Prologis LP
REIT, 5.25%, 6/15/2053 25,000 23,463
Insurance - 6.6%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,565
4.00%, 10/15/2046 25,000 19,545
Alleghany Corp.
4.90%, 9/15/2044 25,000 22,930
3.25%, 8/15/2051 50,000 33,488
Allstate Corp. (The)
6.50%, 5/15/2057(b) 30,000 30,106
Aon Corp.
6.25%, 9/30/2040 20,000 20,856
Aon Global Ltd.
4.25%, 12/12/2042 20,000 16,220
4.45%, 5/24/2043 20,000 16,568
4.60%, 6/14/2044 50,000 42,783
Aon North America, Inc.
5.75%, 3/1/2054 150,000 147,214
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 26,586
Arch Capital Group Ltd.
3.64%, 6/30/2050 100,000 71,151
Arch Capital Group US, Inc.
5.14%, 11/1/2043 35,000 32,083
Arthur J Gallagher & Co.
5.15%, 2/15/2035 50,000 48,659
3.50%, 5/20/2051 35,000 24,152
3.05%, 3/9/2052 25,000 15,511
5.75%, 3/2/2053 50,000 48,754
6.75%, 2/15/2054 50,000 55,130

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.6% (continued)
Arthur J Gallagher & Co. (continued)
5.75%, 7/15/2054 $ 50,000 $ 48,936
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 25,037
3.45%, 5/15/2052 40,000 25,734
6.25%, 4/1/2054 100,000 100,291
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 55,000 45,111
2.85%, 10/15/2050 175,000 109,379
3.85%, 3/15/2052 190,000 143,215
Brown & Brown, Inc.
4.95%, 3/17/2052 50,000 42,345
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 75,000 45,937
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 50,000 51,106
Hartford Financial Services Group, Inc. (The)
5.95%, 10/15/2036 25,000 25,728
6.63%, 3/30/2040 25,000 27,038
6.10%, 10/1/2041 25,000 25,555
4.40%, 3/15/2048 35,000 29,127
Markel Group, Inc.
5.00%, 3/30/2043 25,000 21,963
5.00%, 4/5/2046 70,000 60,953
4.15%, 9/17/2050 10,000 7,545
3.45%, 5/7/2052 30,000 19,923
6.00%, 5/16/2054 25,000 24,842
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 23,059
4.35%, 1/30/2047 25,000 20,884
4.20%, 3/1/2048 50,000 40,535
4.90%, 3/15/2049 135,000 120,800
6.25%, 11/1/2052 50,000 53,399
5.45%, 3/15/2053 50,000 47,874
5.70%, 9/15/2053 100,000 99,916
5.45%, 3/15/2054 75,000 71,895
5.40%, 3/15/2055 25,000 23,774
MetLife, Inc.
6.40%, 12/15/2036 25,000 25,533
10.75%, 8/1/2039 20,000 26,633
Old Republic International Corp.
3.85%, 6/11/2051 50,000 35,173
Prudential Financial, Inc.
4.35%, 2/25/2050 25,000 20,290
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 25,000 30,699
Trinity Acquisition plc
6.13%, 8/15/2043 45,000 44,569
Unum Group
5.75%, 8/15/2042 50,000 48,840
4.13%, 6/15/2051 50,000 37,325
W R Berkley Corp.
6.25%, 2/15/2037 25,000 26,034
4.75%, 8/1/2044 25,000 21,973
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.6% (continued)
Willis North America, Inc.
5.05%, 9/15/2048 $ 30,000 $ 26,619
3.88%, 9/15/2049 25,000 18,228
5.90%, 3/5/2054 50,000 49,049
2,486,167
Interactive Media & Services - 1.9%
Meta Platforms, Inc.
4.45%, 8/15/2052 180,000 151,611
5.60%, 5/15/2053 205,000 204,373
5.40%, 8/15/2054 50,000 48,510
4.65%, 8/15/2062 140,000 118,268
5.75%, 5/15/2063 135,000 135,566
5.55%, 8/15/2064 45,000 43,709
702,037
IT Services - 1.7%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 50,000 47,382
5.30%, 2/5/2054 100,000 91,988
International Business Machines Corp.
4.15%, 5/15/2039 190,000 163,566
5.60%, 11/30/2039 100,000 100,146
4.00%, 6/20/2042 45,000 36,885
4.25%, 5/15/2049 70,000 56,516
4.90%, 7/27/2052 80,000 70,774
5.10%, 2/6/2053 70,000 63,930
631,187
Leisure Products - 0.1%
Brunswick Corp.
5.10%, 4/1/2052 15,000 11,766
Mattel, Inc.
6.20%, 10/1/2040 25,000 25,461
37,227
Machinery - 1.2%
Cummins, Inc.
5.45%, 2/20/2054 10,000 9,674
Dover Corp.
5.38%, 10/15/2035 25,000 25,256
6.60%, 3/15/2038 25,000 27,187
5.38%, 3/1/2041 65,000 62,974
Illinois Tool Works, Inc.
4.88%, 9/15/2041 50,000 46,830
3.90%, 9/1/2042 130,000 106,192
Ingersoll Rand, Inc.
5.70%, 6/15/2054 25,000 24,553
Otis Worldwide Corp.
3.11%, 2/15/2040 50,000 37,674
3.36%, 2/15/2050 52,000 35,670
Parker-Hannifin Corp.
6.25%, 5/15/2038 15,000 16,097
Snap-on, Inc.
3.10%, 5/1/2050 50,000 33,165
Xylem, Inc.
4.38%, 11/1/2046 25,000 20,352
445,624

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 2.0%
Charter Communications Operating LLC
6.48%, 10/23/2045 $ 25,000 $ 23,786
4.40%, 12/1/2061 60,000 40,176
5.50%, 4/1/2063 20,000 16,007
Comcast Corp.
6.45%, 3/15/2037 5,000 5,358
6.55%, 7/1/2039 20,000 21,500
3.25%, 11/1/2039 25,000 18,982
6.40%, 3/1/2040 10,000 10,573
5.35%, 5/15/2053 25,000 22,936
5.65%, 6/1/2054 25,000 24,018
2.94%, 11/1/2056 45,000 26,097
5.50%, 5/15/2064 50,000 46,031
Fox Corp.
5.48%, 1/25/2039 100,000 95,269
5.58%, 1/25/2049 125,000 116,019
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 35,000 25,918
5.40%, 10/1/2048 20,000 18,784
Paramount Global
5.85%, 9/1/2043 50,000 44,017
4.95%, 5/19/2050 25,000 19,219
Time Warner Cable LLC
7.30%, 7/1/2038 75,000 78,218
6.75%, 6/15/2039 25,000 25,006
5.88%, 11/15/2040 30,000 27,162
5.50%, 9/1/2041 60,000 52,089
4.50%, 9/15/2042 25,000 19,164
776,329
Metals & Mining - 1.6%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 70,000 65,093
5.50%, 9/8/2053 60,000 58,613
Freeport-McMoRan, Inc.
5.45%, 3/15/2043 20,000 18,604
Nucor Corp.
2.98%, 12/15/2055 25,000 14,902
Reliance, Inc.
6.85%, 11/15/2036 25,000 27,018
Rio Tinto Alcan, Inc.
5.75%, 6/1/2035 15,000 15,376
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 70,000 67,513
Southern Copper Corp.
7.50%, 7/27/2035 50,000 56,699
6.75%, 4/16/2040 50,000 53,357
Steel Dynamics, Inc.
3.25%, 10/15/2050 20,000 13,119
Vale Overseas Ltd.
6.88%, 11/21/2036 75,000 80,173
6.88%, 11/10/2039 90,000 95,971
6.40%, 6/28/2054 35,000 34,704
601,142
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 2.1%
Ameren Illinois Co.
4.30%, 7/1/2044 $ 25,000 $ 20,693
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 35,000 36,754
5.95%, 5/15/2037 30,000 31,035
3.80%, 7/15/2048 75,000 55,772
4.45%, 1/15/2049 25,000 20,515
4.25%, 10/15/2050 75,000 58,983
2.85%, 5/15/2051 70,000 42,531
4.60%, 5/1/2053 35,000 28,910
Consolidated Edison Co. of New York, Inc.
Series 09-C, 5.50%,
12/1/2039 125,000 123,373
4.50%, 5/15/2058 25,000 19,988
3.70%, 11/15/2059 25,000 17,192
Series C, 3.00%, 12/1/2060 25,000 14,664
3.60%, 6/15/2061 25,000 16,981
Consumers Energy Co.
4.35%, 8/31/2064 25,000 19,476
Dominion Energy, Inc.
6.63%, 5/15/2055(b) 50,000 50,492
NiSource, Inc.
5.80%, 2/1/2042 10,000 9,767
5.25%, 2/15/2043 15,000 13,961
4.80%, 2/15/2044 30,000 26,459
5.65%, 2/1/2045 25,000 24,461
4.38%, 5/15/2047 10,000 8,163
Puget Sound Energy, Inc.
5.76%, 7/15/2040 25,000 24,680
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 50,000 50,293
4.40%, 6/1/2043 75,000 62,942
4.40%, 5/30/2047 25,000 20,582
Series 21A, 3.15%, 9/30/2051 25,000 16,019
814,686
Oil, Gas & Consumable Fuels - 16.0%
APA Corp.
5.10%, 9/1/2040(c) 25,000 21,695
BP Capital Markets America, Inc.
3.38%, 2/8/2061 50,000 31,811
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 36,318
6.25%, 3/15/2038 75,000 76,740
6.75%, 2/1/2039 50,000 52,906
4.95%, 6/1/2047 50,000 42,479
Cenovus Energy, Inc.
6.75%, 11/15/2039 50,000 53,987
5.40%, 6/15/2047 62,000 55,370
3.75%, 2/15/2052 50,000 34,198
ConocoPhillips Co.
5.30%, 5/15/2053 50,000 45,980
5.55%, 3/15/2054 50,000 47,694
5.50%, 1/15/2055 50,000 47,304
4.03%, 3/15/2062 160,000 115,316
5.70%, 9/15/2063 70,000 67,159

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 16.0% (continued)
ConocoPhillips Co. (continued)
5.65%, 1/15/2065 $ 25,000 $ 23,598
Continental Resources, Inc.
4.90%, 6/1/2044 50,000 40,479
Coterra Energy, Inc.
5.40%, 2/15/2035 100,000 97,212
Devon Energy Corp.
5.60%, 7/15/2041 140,000 128,929
4.75%, 5/15/2042 75,000 62,242
5.00%, 6/15/2045 25,000 20,931
5.75%, 9/15/2054 50,000 45,150
Diamondback Energy, Inc.
4.25%, 3/15/2052 100,000 75,327
6.25%, 3/15/2053 45,000 44,994
5.75%, 4/18/2054 85,000 79,808
5.90%, 4/18/2064 25,000 23,473
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 75,000 65,850
3.90%, 11/15/2049 25,000 18,013
Enbridge Energy Partners LP
5.50%, 9/15/2040 40,000 38,201
7.38%, 10/15/2045 70,000 79,429
Enbridge, Inc.
5.50%, 12/1/2046 55,000 52,512
4.00%, 11/15/2049 75,000 56,393
3.40%, 8/1/2051 5,000 3,340
6.70%, 11/15/2053 60,000 64,737
5.95%, 4/5/2054 55,000 54,114
Energy Transfer LP
5.80%, 6/15/2038 25,000 24,761
6.85%, 2/15/2040 10,000 10,661
6.05%, 6/1/2041 40,000 39,764
6.50%, 2/1/2042 50,000 51,698
6.10%, 2/15/2042 15,000 14,869
4.95%, 1/15/2043 15,000 12,939
5.15%, 2/1/2043 25,000 22,161
5.30%, 4/1/2044 25,000 22,439
5.00%, 5/15/2044(a) 30,000 25,868
5.15%, 3/15/2045 40,000 35,220
5.35%, 5/15/2045 25,000 22,508
6.13%, 12/15/2045 55,000 54,164
5.30%, 4/15/2047 50,000 44,221
5.40%, 10/1/2047 35,000 31,405
6.25%, 4/15/2049 90,000 90,124
5.95%, 5/15/2054 80,000 76,971
6.05%, 9/1/2054 40,000 38,979
EnLink Midstream Partners LP
5.60%, 4/1/2044 5,000 4,617
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035 25,000 25,593
7.55%, 4/15/2038 15,000 17,547
5.95%, 2/1/2041 50,000 51,472
5.70%, 2/15/2042 50,000 49,834
4.85%, 8/15/2042 10,000 9,023
4.85%, 3/15/2044 100,000 89,769
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 16.0% (continued)
Enterprise Products Operating LLC (continued)
5.10%, 2/15/2045 $ 40,000 $ 36,853
4.90%, 5/15/2046 90,000 80,114
4.25%, 2/15/2048 25,000 20,019
4.80%, 2/1/2049 25,000 21,671
4.20%, 1/31/2050 50,000 39,358
3.70%, 1/31/2051 25,000 17,974
3.20%, 2/15/2052 50,000 32,380
3.30%, 2/15/2053 25,000 16,433
4.95%, 10/15/2054 105,000 91,366
5.55%, 2/16/2055 25,000 24,039
3.95%, 1/31/2060 50,000 35,790
EOG Resources, Inc.
5.65%, 12/1/2054 50,000 48,561
Hess Corp.
5.60%, 2/15/2041 45,000 44,268
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037 25,000 26,312
6.95%, 1/15/2038 70,000 75,994
6.50%, 9/1/2039 25,000 26,119
6.55%, 9/15/2040 25,000 26,073
7.50%, 11/15/2040 25,000 28,253
6.38%, 3/1/2041 50,000 51,365
5.63%, 9/1/2041 25,000 23,590
5.00%, 8/15/2042 25,000 21,869
4.70%, 11/1/2042 25,000 21,131
5.00%, 3/1/2043 25,000 21,924
5.40%, 9/1/2044 30,000 27,332
Kinder Morgan, Inc.
5.55%, 6/1/2045 50,000 46,574
5.05%, 2/15/2046 25,000 21,757
5.20%, 3/1/2048 25,000 22,105
3.25%, 8/1/2050 100,000 63,352
5.95%, 8/1/2054 10,000 9,723
Marathon Petroleum Corp.
5.85%, 12/15/2045 20,000 18,520
4.50%, 4/1/2048 20,000 15,673
5.00%, 9/15/2054 25,000 20,468
MPLX LP
5.65%, 3/1/2053 25,000 23,285
4.90%, 4/15/2058 25,000 20,268
Occidental Petroleum Corp.
6.45%, 9/15/2036 100,000 102,584
7.95%, 6/15/2039 35,000 39,250
6.20%, 3/15/2040 30,000 29,614
4.63%, 6/15/2045 35,000 26,503
6.60%, 3/15/2046 70,000 70,545
4.40%, 4/15/2046 50,000 37,764
4.10%, 2/15/2047 30,000 20,589
4.20%, 3/15/2048 10,000 7,180
4.40%, 8/15/2049 25,000 17,442
6.05%, 10/1/2054 50,000 47,161
ONEOK Partners LP
6.65%, 10/1/2036 25,000 26,586
6.13%, 2/1/2041 15,000 14,975

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 16.0% (continued)
ONEOK Partners LP (continued)
6.20%, 9/15/2043 $ 25,000 $ 24,964
ONEOK, Inc.
6.00%, 6/15/2035 20,000 20,462
6.40%, 5/1/2037 15,000 15,379
4.20%, 12/1/2042 50,000 38,422
5.15%, 10/15/2043 35,000 31,183
4.20%, 3/15/2045 25,000 18,763
4.85%, 2/1/2049 40,000 32,904
4.45%, 9/1/2049 45,000 35,038
3.95%, 3/1/2050 45,000 32,365
4.50%, 3/15/2050 50,000 39,236
7.15%, 1/15/2051 30,000 32,447
6.63%, 9/1/2053 100,000 104,373
5.70%, 11/1/2054 50,000 46,449
5.85%, 11/1/2064 25,000 23,332
Ovintiv, Inc.
6.50%, 2/1/2038 30,000 30,549
7.10%, 7/15/2053 30,000 32,095
Plains All American Pipeline LP
5.15%, 6/1/2042 35,000 31,121
4.70%, 6/15/2044 50,000 41,582
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(c) 25,000 23,771
Spectra Energy Partners LP
5.95%, 9/25/2043 30,000 29,551
4.50%, 3/15/2045 50,000 40,980
Suncor Energy, Inc.
6.80%, 5/15/2038 50,000 53,531
6.85%, 6/1/2039 50,000 54,012
4.00%, 11/15/2047 40,000 29,639
3.75%, 3/4/2051 65,000 45,318
Targa Resources Corp.
4.95%, 4/15/2052 25,000 21,099
6.25%, 7/1/2052 15,000 15,052
6.50%, 2/15/2053 50,000 52,127
Tennessee Gas Pipeline Co. LLC
7.63%, 4/1/2037 15,000 17,120
TotalEnergies Capital International SA
3.39%, 6/29/2060 105,000 68,041
TotalEnergies Capital SA
5.28%, 9/10/2054 50,000 46,316
5.64%, 4/5/2064 115,000 109,388
5.43%, 9/10/2064 75,000 69,076
TransCanada PipeLines Ltd.
7.63%, 1/15/2039 25,000 28,935
5.00%, 10/16/2043 25,000 22,477
Valero Energy Corp.
6.63%, 6/15/2037 25,000 26,582
3.65%, 12/1/2051 15,000 10,166
4.00%, 6/1/2052 30,000 21,665
Western Midstream Operating LP
5.45%, 4/1/2044 20,000 17,786
5.30%, 3/1/2048 25,000 21,243
5.50%, 8/15/2048 25,000 21,802
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 16.0% (continued)
Western Midstream Operating LP (continued)
5.25%, 2/1/2050(a) $ 135,000 $ 116,068
Williams Cos., Inc. (The)
6.30%, 4/15/2040 35,000 36,455
5.80%, 11/15/2043 25,000 24,506
4.90%, 1/15/2045 40,000 34,868
4.85%, 3/1/2048 45,000 38,487
3.50%, 10/15/2051 50,000 34,087
5.30%, 8/15/2052 20,000 18,249
5.80%, 11/15/2054 50,000 48,755
6,058,818
Pharmaceuticals - 3.3%
AstraZeneca plc
6.45%, 9/15/2037 60,000 65,925
Eli Lilly & Co.
5.95%, 11/15/2037 10,000 10,577
5.05%, 8/14/2054 85,000 78,660
4.15%, 3/15/2059 45,000 35,125
4.95%, 2/27/2063 50,000 44,700
5.10%, 2/9/2064 100,000 91,247
5.20%, 8/14/2064 50,000 46,403
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 35,000 38,146
Johnson & Johnson
3.63%, 3/3/2037 25,000 21,717
5.95%, 8/15/2037 10,000 10,806
5.85%, 7/15/2038 55,000 58,819
5.25%, 6/1/2054 20,000 19,617
2.45%, 9/1/2060 120,000 65,528
Merck & Co., Inc.
6.55%, 9/15/2037 25,000 27,950
3.60%, 9/15/2042 25,000 19,562
4.15%, 5/18/2043 10,000 8,418
3.70%, 2/10/2045 20,000 15,553
4.00%, 3/7/2049 20,000 15,798
5.00%, 5/17/2053 20,000 18,286
2.90%, 12/10/2061 90,000 52,020
5.15%, 5/17/2063 80,000 73,099
Merck Sharp & Dohme Corp.
5.85%, 6/30/2039 20,000 20,972
Novartis Capital Corp.
4.00%, 11/20/2045 50,000 41,300
4.70%, 9/18/2054 50,000 44,327
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063 50,000 45,817
Royalty Pharma plc
3.30%, 9/2/2040 50,000 36,456
5.90%, 9/2/2054 50,000 47,656
Viatris, Inc.
3.85%, 6/22/2040 50,000 37,483
Zoetis, Inc.
4.70%, 2/1/2043 120,000 107,342
4.45%, 8/20/2048 35,000 29,244
3.00%, 5/15/2050 50,000 32,549
1,261,102

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 $ 25,000 $ 23,690
3.63%, 5/15/2050 25,000 17,468
41,158
Retail REITs - 0.0%(d)
Federal Realty OP LP
REIT, 3.63%, 8/1/2046 25,000 17,573
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 20,911
Analog Devices, Inc.
2.80%, 10/1/2041 60,000 42,700
5.30%, 12/15/2045 20,000 19,295
5.30%, 4/1/2054 40,000 38,291
Applied Materials, Inc.
5.85%, 6/15/2041 20,000 20,868
Broadcom, Inc.
3.14%, 11/15/2035(c) 100,000 81,279
3.19%, 11/15/2036(c) 100,000 80,208
4.93%, 5/15/2037(c) 50,000 47,261
KLA Corp.
5.00%, 3/15/2049 20,000 18,174
4.95%, 7/15/2052 50,000 45,250
5.25%, 7/15/2062 50,000 46,884
Lam Research Corp.
4.88%, 3/15/2049 55,000 49,572
3.13%, 6/15/2060 20,000 12,285
NVIDIA Corp.
3.70%, 4/1/2060 45,000 32,973
NXP BV
3.25%, 5/11/2041 95,000 69,297
3.13%, 2/15/2042 35,000 24,543
QUALCOMM, Inc.
4.30%, 5/20/2047 25,000 20,763
4.50%, 5/20/2052 30,000 25,261
6.00%, 5/20/2053 100,000 104,635
Texas Instruments, Inc.
4.15%, 5/15/2048 150,000 121,735
4.10%, 8/16/2052 10,000 7,911
5.00%, 3/14/2053 50,000 45,717
5.15%, 2/8/2054 50,000 46,711
5.05%, 5/18/2063 60,000 53,845
1,076,369
Software - 3.3%
Intuit, Inc.
5.50%, 9/15/2053 120,000 117,618
Microsoft Corp.
4.10%, 2/6/2037 15,000 13,967
4.45%, 11/3/2045 20,000 18,425
2.53%, 6/1/2050 85,000 52,135
2.50%, 9/15/2050 25,000 15,104
2.92%, 3/17/2052 100,000 65,864
4.50%, 2/6/2057 50,000 44,696
2.68%, 6/1/2060 150,000 87,355
3.04%, 3/17/2062 180,000 113,652
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.3% (continued)
Oracle Corp.
3.90%, 5/15/2035 $ 25,000 $ 21,843
3.85%, 7/15/2036 100,000 85,393
3.80%, 11/15/2037 30,000 25,016
6.50%, 4/15/2038 60,000 64,157
6.13%, 7/8/2039 50,000 51,806
3.60%, 4/1/2040 45,000 35,097
5.38%, 7/15/2040 50,000 47,906
3.65%, 3/25/2041 25,000 19,329
4.50%, 7/8/2044 40,000 33,548
4.13%, 5/15/2045 30,000 23,688
3.60%, 4/1/2050 30,000 20,824
3.95%, 3/25/2051 80,000 58,929
6.90%, 11/9/2052 100,000 110,928
5.55%, 2/6/2053 25,000 23,451
5.38%, 9/27/2054 25,000 22,850
4.38%, 5/15/2055 14,000 10,884
3.85%, 4/1/2060 15,000 10,242
Salesforce, Inc.
3.05%, 7/15/2061 75,000 45,892
1,240,599
Specialty Retail - 3.2%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 25,000 18,186
Home Depot, Inc. (The)
5.88%, 12/16/2036 135,000 142,326
3.30%, 4/15/2040 15,000 11,695
5.95%, 4/1/2041 25,000 26,192
4.20%, 4/1/2043 20,000 16,953
4.25%, 4/1/2046 25,000 20,912
4.50%, 12/6/2048 25,000 21,374
3.35%, 4/15/2050 55,000 38,474
2.75%, 9/15/2051 35,000 21,361
3.63%, 4/15/2052 55,000 39,911
5.30%, 6/25/2054 65,000 61,836
3.50%, 9/15/2056 35,000 24,281
Lowe's Cos., Inc.
2.80%, 9/15/2041 50,000 34,489
5.00%, 9/15/2043 45,000 41,157
4.38%, 9/15/2045 50,000 41,216
3.70%, 4/15/2046 100,000 74,378
4.05%, 5/3/2047 125,000 97,825
3.00%, 10/15/2050 75,000 46,716
4.25%, 4/1/2052 50,000 39,053
5.63%, 4/15/2053 110,000 105,736
5.75%, 7/1/2053 50,000 48,847
4.45%, 4/1/2062 100,000 77,690
5.80%, 9/15/2062 100,000 97,133
5.85%, 4/1/2063 40,000 39,168
TJX Cos., Inc. (The)
4.50%, 4/15/2050 30,000 25,827
1,212,736
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
3.85%, 5/4/2043 75,000 62,201

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.1% (continued)
Apple, Inc. (continued)
3.45%, 2/9/2045 $ 50,000 $ 38,209
4.38%, 5/13/2045 75,000 66,185
4.65%, 2/23/2046 75,000 68,689
3.75%, 11/13/2047 60,000 47,217
2.95%, 9/11/2049 25,000 16,688
2.65%, 5/11/2050 50,000 31,136
2.65%, 2/8/2051 175,000 107,917
2.70%, 8/5/2051 80,000 49,677
3.95%, 8/8/2052 70,000 55,724
2.80%, 2/8/2061 175,000 103,533
2.85%, 8/5/2061 100,000 60,034
4.10%, 8/8/2062 70,000 55,331
HP, Inc.
6.00%, 9/15/2041 30,000 30,262
792,803
Tobacco - 4.9%
Altria Group, Inc.
5.80%, 2/14/2039 145,000 144,044
3.40%, 2/4/2041 40,000 29,013
4.25%, 8/9/2042 110,000 87,920
4.50%, 5/2/2043 50,000 41,005
5.38%, 1/31/2044 125,000 117,605
3.88%, 9/16/2046 60,000 43,742
5.95%, 2/14/2049 185,000 180,414
4.45%, 5/6/2050 50,000 38,761
3.70%, 2/4/2051 50,000 34,112
4.00%, 2/4/2061 40,000 27,955
BAT Capital Corp.
4.39%, 8/15/2037 190,000 164,708
3.73%, 9/25/2040 25,000 19,139
7.08%, 8/2/2043 50,000 54,308
4.54%, 8/15/2047 95,000 75,799
4.76%, 9/6/2049 25,000 20,434
3.98%, 9/25/2050 10,000 7,128
7.08%, 8/2/2053 50,000 55,161
Philip Morris International, Inc.
6.38%, 5/16/2038 110,000 118,794
4.38%, 11/15/2041 50,000 42,555
4.50%, 3/20/2042 50,000 43,396
3.88%, 8/21/2042 75,000 59,499
4.13%, 3/4/2043 70,000 57,081
4.88%, 11/15/2043 70,000 62,897
4.25%, 11/10/2044 50,000 41,111
Reynolds American, Inc.
5.70%, 8/15/2035 5,000 5,011
7.25%, 6/15/2037 20,000 21,992
6.15%, 9/15/2043 50,000 49,655
5.85%, 8/15/2045 230,000 218,754
1,861,993
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045 50,000 44,533
3.75%, 5/15/2046 30,000 23,448
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.2% (continued)
WW Grainger, Inc. (continued)
4.20%, 5/15/2047 $ 30,000 $ 24,538
92,519
Wireless Telecommunication Services - 1.8%
T-Mobile USA, Inc.
4.70%, 1/15/2035 25,000 23,658
4.38%, 4/15/2040 45,000 39,100
3.00%, 2/15/2041 100,000 71,432
4.50%, 4/15/2050 25,000 20,507
5.65%, 1/15/2053 170,000 164,065
5.75%, 1/15/2054 115,000 112,424
6.00%, 6/15/2054 90,000 91,126
5.50%, 1/15/2055 70,000 66,261
5.25%, 6/15/2055 50,000 45,522
3.60%, 11/15/2060 25,000 16,531
5.80%, 9/15/2062 50,000 48,698
699,324
Total Corporate Bonds
(Cost $38,668,148) 37,267,917
SHORT-TERM INVESTMENTS - 0.5%(e)
U.S. GOVERNMENT AGENCY SECURITIES - 0.5%
FHLB
Zero Coupon, 2/3/2025
(Cost $199,953) 200,000 199,930
Total Investments - 98.8%
(Cost $38,868,101) 37,467,847
Other assets less liabilities - 1.2% 472,674
NET ASSETS - 100.0% $37,940,521
(a) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2025.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2025, the value of these securities amounted to
approximately $254,214 or 0.67% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Abbreviations
FHLB  — Federal Home Loan Bank
OYJ   — Public Limited Company
REIT  — Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 98.3%
Short-Term Investments 0.5
Others
(1)
1.2
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
High Yield Value-Scored US Bond Index Fund
January 31, 2025 (Unaudited)
tS
Investments
Principal
Amount Value
CORPORATE BONDS - 97.5%
Aerospace & Defense - 2.8%
AAR Escrow Issuer LLC
6.75%, 3/15/2029(a)(b) $ 1,180,000 $ 1,206,315
Bombardier, Inc.
7.13%, 6/15/2026(b) 205,000 206,002
6.00%, 2/15/2028(b) 545,000 543,891
7.50%, 2/1/2029(b) 550,000 572,448
BWX Technologies, Inc.
4.13%, 6/30/2028(a)(b) 2,205,000 2,090,403
4.13%, 4/15/2029(b) 1,834,000 1,726,124
F-Brasile SpA
Series NR, 7.38%,
8/15/2026(b) 1,650,000 1,651,848
Moog, Inc.
4.25%, 12/15/2027(b) 1,645,000 1,580,550
Spirit AeroSystems, Inc.
3.85%, 6/15/2026 50,000 49,129
9.75%, 11/15/2030(b) 85,000 94,037
TransDigm, Inc.
5.50%, 11/15/2027(a) 4,530,000 4,486,306
6.75%, 8/15/2028(b) 4,380,000 4,457,609
4.63%, 1/15/2029(a) 6,830,000 6,464,840
6.38%, 3/1/2029(b) 3,215,000 3,247,218
4.88%, 5/1/2029(a) 3,496,000 3,318,586
6.88%, 12/15/2030(b) 1,645,000 1,684,998
7.13%, 12/1/2031(a)(b) 2,150,000 2,220,135
6.63%, 3/1/2032(b) 2,400,000 2,440,970
6.00%, 1/15/2033(b) 950,000 937,433
Triumph Group, Inc.
9.00%, 3/15/2028(b) 1,204,000 1,261,897
40,240,739
Air Freight & Logistics - 0.2%
Rand Parent LLC
8.50%, 2/15/2030(b) 2,665,000 2,763,581
Automobile Components - 1.8%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(a)(b) 1,635,000 1,695,675
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 2,323,000 2,072,929
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028 440,000 437,424
5.00%, 10/1/2029 650,000 596,306
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(b) 1,450,000 1,181,679
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(b) 5,680,000 5,786,864
Icahn Enterprises LP
6.25%, 5/15/2026(a) 379,000 378,473
5.25%, 5/15/2027(a) 1,950,000 1,890,020
4.38%, 2/1/2029(a) 350,000 302,449
10.00%, 11/15/2029(b) 300,000 306,241
9.00%, 6/15/2030(a) 450,000 443,199
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 1.8% (continued)
IHO Verwaltungs GmbH
6.37%, 5/15/2029(b)(c) $ 2,180,000 $ 2,135,969
8.00%, 11/15/2032(b)(c) 1,000,000 998,189
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(b) 400,000 426,033
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 1,090,000 1,038,757
6.38%, 11/1/2032(a)(b) 250,000 246,494
Phinia, Inc.
6.75%, 4/15/2029(b) 315,000 323,601
6.63%, 10/15/2032(a)(b) 200,000 200,413
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(b) 975,000 847,929
Tenneco, Inc.
8.00%, 11/17/2028(b) 2,050,000 1,956,820
ZF North America Capital, Inc.
6.88%, 4/14/2028(b) 670,000 674,993
7.13%, 4/14/2030(b) 1,140,000 1,139,968
6.75%, 4/23/2030(a)(b) 650,000 638,701
6.88%, 4/23/2032(b) 750,000 722,687
26,441,813
Automobiles - 0.5%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(b) 1,540,000 1,485,510
5.88%, 1/15/2028(b) 1,676,000 1,673,534
5.50%, 7/15/2029(b) 1,307,000 1,285,693
Mclaren Finance plc
7.50%, 8/1/2026(b) 680,000 680,000
PM General Purchaser LLC
9.50%, 10/1/2028(b) 405,000 403,173
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,640,000 1,498,136
Winnebago Industries, Inc.
6.25%, 7/15/2028(b) 349,000 347,172
7,373,218
Banks - 0.4%
Intesa Sanpaolo SpA
4.20%, 6/1/2032(b)(d) 790,000 701,095
4.95%, 6/1/2042(b)(d) 420,000 332,494
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(d) 390,000 374,419
UniCredit SpA
7.30%, 4/2/2034(a)(b)(d) 1,060,000 1,110,885
5.46%, 6/30/2035(a)(b)(d) 3,315,000 3,230,656
Valley National Bancorp
3.00%, 6/15/2031(d) 330,000 302,862
6,052,411
Beverages - 0.0%(e)
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)(b) 560,000 528,971
Biotechnology - 0.0%(e)
Grifols SA
4.75%, 10/15/2028(b) 15,000 13,877

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.7%
ANGI Group LLC
3.88%, 8/15/2028(b) $ 2,775,000 $ 2,498,251
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(b) 575,000 569,752
3.50%, 3/1/2029(a)(b) 1,350,000 1,247,790
Kohl's Corp.
5.55%, 7/17/2045 3,250,000 2,037,835
Macy's Retail Holdings LLC
5.88%, 3/15/2030(b) 185,000 177,951
5.13%, 1/15/2042 750,000 553,744
Millennium Escrow Corp.
6.63%, 8/1/2026(b) 2,630,000 2,044,003
Nordstrom, Inc.
5.00%, 1/15/2044(a) 1,200,000 907,990
10,037,316
Building Products - 1.3%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028(a)(b) 1,750,000 1,854,382
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(b) 865,000 769,848
Eco Material Technologies, Inc.
7.88%, 1/31/2027(b) 1,425,000 1,449,157
EMRLD Borrower LP
6.63%, 12/15/2030(b) 2,380,000 2,407,325
Griffon Corp.
5.75%, 3/1/2028 2,110,000 2,091,647
JELD-WEN, Inc.
4.88%, 12/15/2027(b) 441,000 424,660
7.00%, 9/1/2032(b) 400,000 381,250
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(b) 1,125,000 1,138,574
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 740,000 704,422
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(b) 1,270,000 1,232,444
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)(b) 1,412,000 1,399,839
8.88%, 11/15/2031(b) 1,445,000 1,540,444
Standard Industries, Inc.
5.00%, 2/15/2027(b) 485,000 478,273
4.75%, 1/15/2028(a)(b) 550,000 535,098
4.38%, 7/15/2030(b) 1,350,000 1,253,785
3.38%, 1/15/2031(b) 380,000 332,649
Wilsonart LLC
11.00%, 8/15/2032(b) 1,100,000 1,100,174
19,093,971
Capital Markets - 0.7%
Acadian Asset Management, Inc.
4.80%, 7/27/2026 250,000 246,516
AG Issuer LLC
6.25%, 3/1/2028(a)(b) 675,000 673,140
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(b) 1,030,000 1,071,703
Aretec Group, Inc.
7.50%, 4/1/2029(b) 450,000 451,149
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.7% (continued)
Aretec Group, Inc. (continued)
10.00%, 8/15/2030(a)(b) $ 1,290,000 $ 1,417,586
Coinbase Global, Inc.
3.38%, 10/1/2028(b) 1,700,000 1,537,593
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 835,000 808,181
Dresdner Funding Trust I
8.15%, 6/30/2031(b) 2,175,000 2,384,746
Jane Street Group
4.50%, 11/15/2029(a)(b) 385,000 363,550
Prospect Capital Corp.
3.36%, 11/15/2026 600,000 563,635
StoneX Group, Inc.
7.88%, 3/1/2031(b) 350,000 368,567
9,886,366
Chemicals - 3.7%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 757,000 650,724
6.88%, 5/15/2043 615,000 638,188
ASP Unifrax Holdings, Inc.
7.10%, 9/30/2029(b)(c) 3,000,000 1,971,944
Avient Corp.
7.13%, 8/1/2030(b) 550,000 564,579
Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)(b) 1,155,000 1,202,855
Axalta Coating Systems LLC
4.75%, 6/15/2027(b) 200,000 196,177
3.38%, 2/15/2029(a)(b) 450,000 413,614
Cerdia Finanz GmbH
9.38%, 10/3/2031(b) 2,000,000 2,088,600
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b) 1,440,000 1,281,600
12.00%, 2/15/2031(b) 1,720,000 1,770,158
Cornerstone Chemical Co. LLC
10.25%, 9/1/2027(b)(c) 195,000 93,893
CVR Partners LP
6.13%, 6/15/2028(b) 3,030,000 2,985,367
Element Solutions, Inc.
3.88%, 9/1/2028(b) 1,320,000 1,259,904
FXI Holdings, Inc.
12.25%, 11/15/2026(a)(b) 2,901,000 2,779,825
GPD Cos., Inc.
10.13%, 4/1/2026(a)(b) 555,000 547,328
HB Fuller Co.
4.00%, 2/15/2027 1,635,000 1,580,157
4.25%, 10/15/2028(a) 760,000 722,354
Herens Holdco Sarl
4.75%, 5/15/2028(a)(b) 765,000 702,566
INEOS Finance plc
6.75%, 5/15/2028(a)(b) 760,000 766,031
7.50%, 4/15/2029(a)(b) 1,785,000 1,820,280
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(b) 1,350,000 1,414,927
Ingevity Corp.
3.88%, 11/1/2028(b) 605,000 560,996

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.7% (continued)
Methanex Corp.
5.13%, 10/15/2027(a) $ 490,000 $ 482,321
5.65%, 12/1/2044 15,000 13,113
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)(b) 2,030,000 1,964,979
NOVA Chemicals Corp.
5.25%, 6/1/2027(a)(b) 5,610,000 5,512,725
8.50%, 11/15/2028(a)(b) 875,000 929,328
4.25%, 5/15/2029(b) 1,920,000 1,800,213
9.00%, 2/15/2030(b) 3,550,000 3,787,000
7.00%, 12/1/2031(a)(b) 1,300,000 1,311,419
Nufarm Australia Ltd.
5.00%, 1/27/2030(a)(b) 1,700,000 1,580,342
OCI NV
6.70%, 3/16/2033(b) 1,300,000 1,346,719
Olympus Water US Holding Corp.
7.13%, 10/1/2027(b) 180,000 182,585
4.25%, 10/1/2028(b) 600,000 568,768
9.75%, 11/15/2028(b) 1,095,000 1,159,296
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)(b) 1,728,000 1,676,430
SCIL IV LLC
5.38%, 11/1/2026(a)(b) 1,655,000 1,641,974
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)(b) 430,000 406,490
SNF Group SACA
3.13%, 3/15/2027(a)(b) 1,150,000 1,094,995
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)(b) 1,700,000 1,554,857
WR Grace Holdings LLC
4.88%, 6/15/2027(a)(b) 550,000 537,638
7.38%, 3/1/2031(a)(b) 135,000 139,275
53,702,534
Commercial Services & Supplies - 2.6%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 835,000 784,547
4.88%, 7/15/2032(b) 521,000 484,757
Allied Universal Holdco LLC
4.63%, 6/1/2028(a)(b) 1,075,000 1,025,703
6.00%, 6/1/2029(b) 475,000 439,500
7.88%, 2/15/2031(b) 590,000 604,923
APi Group DE, Inc.
4.13%, 7/15/2029(b) 1,100,000 1,021,530
4.75%, 10/15/2029(b) 675,000 640,411
Aramark Services, Inc.
5.00%, 2/1/2028(b) 985,000 965,543
Brink's Co. (The)
4.63%, 10/15/2027(b) 385,000 375,916
Cimpress plc
7.38%, 9/15/2032(a)(b) 300,000 297,929
Clean Harbors, Inc.
4.88%, 7/15/2027(a)(b) 1,170,000 1,155,506
5.13%, 7/15/2029(b) 200,000 194,031
CoreCivic, Inc.
4.75%, 10/15/2027 1,070,000 1,042,685
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.6% (continued)
CoreCivic, Inc. (continued)
8.25%, 4/15/2029 $ 550,000 $ 581,624
Deluxe Corp.
8.00%, 6/1/2029(a)(b) 3,640,000 3,566,026
8.13%, 9/15/2029(b) 1,250,000 1,285,635
Garda World Security Corp.
4.63%, 2/15/2027(b) 995,000 975,314
7.75%, 2/15/2028(a)(b) 670,000 694,874
6.00%, 6/1/2029(b) 300,000 288,966
GEO Group, Inc. (The)
8.63%, 4/15/2029 790,000 834,093
10.25%, 4/15/2031 815,000 892,464
GFL Environmental, Inc.
4.00%, 8/1/2028(a)(b) 1,555,000 1,480,472
4.75%, 6/15/2029(a)(b) 510,000 491,278
4.38%, 8/15/2029(a)(b) 335,000 316,634
Interface, Inc.
5.50%, 12/1/2028(b) 330,000 324,407
Matthews International Corp.
8.63%, 10/1/2027(b) 330,000 346,570
Pitney Bowes, Inc.
6.88%, 3/15/2027(b) 830,000 833,468
Prime Security Services Borrower LLC
5.75%, 4/15/2026(b) 2,900,000 2,907,014
3.38%, 8/31/2027(a)(b) 1,765,000 1,665,916
6.25%, 1/15/2028(a)(b) 1,435,000 1,433,367
Reworld Holding Corp.
4.88%, 12/1/2029(a)(b) 540,000 502,883
RR Donnelley & Sons Co.
9.50%, 8/1/2029(a)(b) 1,800,000 1,853,697
10.88%, 8/1/2029(b) 1,100,000 1,129,843
Steelcase, Inc.
5.13%, 1/18/2029 200,000 192,770
Veritiv Operating Co.
10.50%, 11/30/2030(a)(b) 2,295,000 2,494,176
VM Consolidated, Inc.
5.50%, 4/15/2029(b) 384,000 372,755
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(b) 1,590,000 1,589,131
West Technology Group LLC
8.50%, 4/10/2027(b) 2,225,000 1,855,088
Williams Scotsman, Inc.
6.63%, 6/15/2029(a)(b) 300,000 307,376
Wrangler Holdco Corp.
6.63%, 4/1/2032(a)(b) 300,000 306,744
38,555,566
Communications Equipment - 0.2%
Ciena Corp.
4.00%, 1/31/2030(b) 150,000 138,489
CommScope LLC
6.00%, 3/1/2026(a)(b) 1,030,000 1,030,000
8.25%, 3/1/2027(b) 700,000 668,205
CommScope Technologies LLC
5.00%, 3/15/2027(b) 360,000 323,928

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 0.2% (continued)
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) $ 900,000 $ 818,796
2,979,418
Construction & Engineering - 1.0%
AECOM
5.13%, 3/15/2027(a) 3,305,000 3,286,541
Arcosa, Inc.
4.38%, 4/15/2029(a)(b) 1,160,000 1,095,736
6.88%, 8/15/2032(b) 400,000 410,002
Artera Services LLC
8.50%, 2/15/2031(b) 1,950,000 1,926,688
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,665,000 2,746,103
Brundage-Bone Concrete Pumping Holdings,
Inc.
6.00%, 2/1/2026(b) 650,000 650,000
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)(b) 533,000 517,951
7.50%, 4/15/2032(b) 516,000 512,377
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)(b) 1,380,000 1,281,660
Railworks Holdings LP
8.25%, 11/15/2028(b) 725,000 733,954
Tutor Perini Corp.
11.88%, 4/30/2029(b) 435,000 485,769
Weekley Homes LLC
4.88%, 9/15/2028(a)(b) 895,000 857,105
14,503,886
Construction Materials - 0.0%(e)
Knife River Corp.
7.75%, 5/1/2031(b) 20,000 20,906
Consumer Finance - 2.2%
Azorra Finance Ltd.
7.75%, 4/15/2030(b) 1,200,000 1,214,435
Bread Financial Holdings, Inc.
9.75%, 3/15/2029(a)(b) 1,985,000 2,140,461
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(b) 615,000 537,594
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 1,975,000 2,104,481
Encore Capital Group, Inc.
9.25%, 4/1/2029(a)(b) 1,095,000 1,173,493
8.50%, 5/15/2030(a)(b) 310,000 327,902
Enova International, Inc.
11.25%, 12/15/2028(b) 2,215,000 2,410,596
9.13%, 8/1/2029(b) 2,535,000 2,667,798
FirstCash, Inc.
4.63%, 9/1/2028(b) 2,250,000 2,151,416
5.63%, 1/1/2030(a)(b) 3,850,000 3,768,289
6.88%, 3/1/2032(b) 2,895,000 2,935,131
GGAM Finance Ltd.
8.00%, 2/15/2027(a)(b) 610,000 629,908
8.00%, 6/15/2028(a)(b) 635,000 669,775
goeasy Ltd.
9.25%, 12/1/2028(a)(b) 1,390,000 1,484,396
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 2.2% (continued)
goeasy Ltd. (continued)
7.63%, 7/1/2029(a)(b) $ 1,300,000 $ 1,343,711
LFS Topco LLC
5.88%, 10/15/2026(a)(b) 290,000 288,116
OneMain Finance Corp.
7.13%, 3/15/2026 515,000 525,287
3.88%, 9/15/2028 300,000 280,236
7.88%, 3/15/2030 870,000 915,215
7.50%, 5/15/2031 550,000 572,018
7.13%, 11/15/2031(a) 175,000 179,975
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 1,995,000 1,928,756
SLM Corp.
3.13%, 11/2/2026(a) 250,000 240,348
Synchrony Financial
7.25%, 2/2/2033(a) 1,615,000 1,689,964
World Acceptance Corp.
7.00%, 11/1/2026(b) 255,000 254,434
32,433,735
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos., Inc.
3.25%, 3/15/2026(a)(b) 1,710,000 1,678,159
4.63%, 1/15/2027(b) 3,490,000 3,427,878
5.88%, 2/15/2028(a)(b) 580,000 579,156
6.50%, 2/15/2028(b) 2,385,000 2,429,294
3.50%, 3/15/2029(b) 2,985,000 2,746,016
4.88%, 2/15/2030(a)(b) 2,170,000 2,085,457
C&S Group Enterprises LLC
5.00%, 12/15/2028(b) 535,000 458,791
Ingles Markets, Inc.
4.00%, 6/15/2031(a)(b) 1,915,000 1,712,120
KeHE Distributors LLC
9.00%, 2/15/2029(b) 1,680,000 1,746,143
Performance Food Group, Inc.
5.50%, 10/15/2027(b) 3,590,000 3,570,640
4.25%, 8/1/2029(a)(b) 6,340,000 5,960,756
US Foods, Inc.
6.88%, 9/15/2028(b) 1,500,000 1,540,352
4.75%, 2/15/2029(b) 1,880,000 1,818,193
4.63%, 6/1/2030(a)(b) 1,140,000 1,078,700
7.25%, 1/15/2032(b) 295,000 306,170
Walgreen Co.
4.40%, 9/15/2042 750,000 501,435
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026(a) 200,000 194,708
8.13%, 8/15/2029(a) 175,000 176,914
3.20%, 4/15/2030 250,000 207,623
4.50%, 11/18/2034 500,000 398,771
32,617,276
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(b) 870,000 865,385
3.25%, 9/1/2028(b) 895,000 809,409
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(b) 2,815,000 2,842,424

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 2.0% (continued)
Clydesdale Acquisition Holdings, Inc. (continued)
6.88%, 1/15/2030(b) $ 2,650,000 $ 2,692,132
8.75%, 4/15/2030(b) 7,969,000 8,129,185
Crown Americas LLC
4.75%, 2/1/2026 1,250,000 1,246,727
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026 150,000 155,072
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)(b) 575,000 572,087
Graphic Packaging International LLC
4.75%, 7/15/2027(b) 50,000 49,060
3.75%, 2/1/2030(b) 135,000 123,332
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)(b) 885,000 879,000
Iris Holding, Inc.
10.00%, 12/15/2028(a)(b) 1,295,000 1,197,055
LABL, Inc.
10.50%, 7/15/2027(a)(b) 715,000 703,432
5.88%, 11/1/2028(a)(b) 392,000 346,814
9.50%, 11/1/2028(a)(b) 285,000 280,034
8.25%, 11/1/2029(a)(b) 405,000 346,275
8.63%, 10/1/2031(b) 1,250,000 1,126,332
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027(a)(b) 150,000 152,844
9.25%, 4/15/2027(a)(b) 2,027,000 2,065,029
Sealed Air Corp.
6.50%, 7/15/2032(b) 150,000 152,394
Silgan Holdings, Inc.
4.13%, 2/1/2028(a) 375,000 360,575
TriMas Corp.
4.13%, 4/15/2029(a)(b) 2,150,000 1,992,425
Trivium Packaging Finance BV
5.50%, 8/15/2026(b)(f) 1,495,000 1,487,533
8.50%, 8/15/2027(a)(b)(f) 885,000 885,632
29,460,187
Distributors - 0.4%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(b) 1,235,000 1,191,276
Gates Corp.
6.88%, 7/1/2029(a)(b) 1,450,000 1,482,990
Resideo Funding, Inc.
4.00%, 9/1/2029(b) 335,000 307,484
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(b) 350,000 358,686
7.75%, 3/15/2031(b) 650,000 684,433
Windsor Holdings III LLC
8.50%, 6/15/2030(b) 1,820,000 1,925,081
5,949,950
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(b) 1,295,000 1,274,462
Belron UK Finance plc
5.75%, 10/15/2029(b) 960,000 951,382
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Consumer Services - 0.5% (continued)
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) $ 1,985,000 $ 1,895,810
Grand Canyon University
4.38%, 10/1/2026 75,000 74,062
5.13%, 10/1/2028 2,185,000 2,068,069
Signal Parent, Inc.
6.13%, 4/1/2029(b) 960,000 616,760
StoneMor, Inc.
8.50%, 5/15/2029(b) 900,000 823,647
7,704,192
Diversified REITs - 0.4%
Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a)
(b) 1,650,000 1,533,601
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(a)(b) 1,630,000 1,518,218
Necessity Retail REIT, Inc. (The)
REIT, 4.50%, 9/30/2028(b) 240,000 224,337
Uniti Group LP
REIT, 10.50%, 2/15/2028(b) 1,400,000 1,496,855
REIT, 4.75%, 4/15/2028(b) 315,000 299,182
REIT, 6.50%, 2/15/2029(b) 1,000,000 912,286
REIT, 6.00%, 1/15/2030(b) 400,000 351,308
6,335,787
Diversified Telecommunication Services - 5.5%
Altice Financing SA
9.63%, 7/15/2027(b) 350,000 324,186
5.00%, 1/15/2028(b) 1,105,000 893,735
5.75%, 8/15/2029(b) 2,180,000 1,704,712
Altice France SA
8.13%, 2/1/2027(a)(b) 735,000 617,145
5.50%, 1/15/2028(b) 700,000 566,349
5.13%, 1/15/2029(b) 235,000 187,489
5.13%, 7/15/2029(b) 1,030,000 819,621
5.50%, 10/15/2029(b) 900,000 715,957
CCO Holdings LLC
5.13%, 5/1/2027(b) 1,831,000 1,797,182
5.00%, 2/1/2028(b) 1,415,000 1,377,392
5.38%, 6/1/2029(a)(b) 1,340,000 1,295,042
6.38%, 9/1/2029(b) 1,250,000 1,250,734
4.75%, 3/1/2030(b) 2,945,000 2,727,845
4.50%, 8/15/2030(a)(b) 2,155,000 1,960,609
4.25%, 2/1/2031(b) 3,090,000 2,741,234
7.38%, 3/1/2031(b) 1,310,000 1,341,183
4.75%, 2/1/2032(a)(b) 1,820,000 1,619,523
4.50%, 5/1/2032(a) 2,967,000 2,573,594
4.50%, 6/1/2033(a)(b) 4,355,000 3,695,050
4.25%, 1/15/2034(a)(b) 2,170,000 1,772,825
Consolidated Communications, Inc.
5.00%, 10/1/2028(a)(b) 2,175,000 2,060,210
6.50%, 10/1/2028(b) 6,725,000 6,559,848
Frontier Communications Holdings LLC
6.75%, 5/1/2029(a)(b) 1,100,000 1,107,442
6.00%, 1/15/2030(b) 570,000 571,146

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.5% (continued)
Iliad Holding SASU
7.00%, 10/15/2028(a)(b) $ 925,000 $ 941,702
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)(b) 19,300,000 17,436,317
Level 3 Financing, Inc.
10.50%, 4/15/2029(b) 745,000 834,501
11.00%, 11/15/2029(a)(b) 1,735,000 1,966,954
10.75%, 12/15/2030(b) 745,000 838,505
Optics Bidco SpA
Series 2033, 6.38%,
11/15/2033(b) 1,350,000 1,334,150
6.00%, 9/30/2034(b) 150,000 143,833
7.20%, 7/18/2036(b) 1,700,000 1,725,944
Series 2038, 7.72%,
6/4/2038(b) 4,290,000 4,504,959
Telesat Canada
5.63%, 12/6/2026(b) 1,675,000 987,712
4.88%, 6/1/2027(b) 1,325,000 762,889
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 275,000 239,466
Virgin Media Secured Finance plc
5.50%, 5/15/2029(b) 900,000 861,718
4.50%, 8/15/2030(a)(b) 440,000 390,175
Windstream Escrow LLC
7.75%, 8/15/2028‡ 2,916 —
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(b) 5,010,000 4,727,388
6.13%, 3/1/2028(a)(b) 2,360,000 2,091,252
80,067,518
Electric Utilities - 1.4%
Edison International
7.88%, 6/15/2054(d) 440,000 410,645
Emera, Inc.
Series 16-A, 6.75%,
6/15/2076(a)(d) 3,655,000 3,688,721
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(b) 820,000 747,648
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)(b) 2,230,000 2,135,412
4.50%, 9/15/2027(a)(b) 1,605,000 1,522,760
7.25%, 1/15/2029(a)(b) 4,950,000 4,980,260
NRG Energy, Inc.
3.38%, 2/15/2029(b) 234,000 214,048
5.25%, 6/15/2029(a)(b) 800,000 779,341
3.63%, 2/15/2031(a)(b) 1,010,000 889,866
3.88%, 2/15/2032(a)(b) 750,000 658,864
PG&E Corp.
5.00%, 7/1/2028(a) 2,015,000 1,941,587
5.25%, 7/1/2030(a) 740,000 695,925
Vistra Operations Co. LLC
5.00%, 7/31/2027(b) 1,015,000 1,000,608
19,665,685
Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 6/1/2031(a)(b) 150,000 134,368
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electrical Equipment - 0.1% (continued)
EnerSys
4.38%, 12/15/2027(a)(b) $ 1,510,000 $ 1,458,444
1,592,812
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co.
6.55%, 11/15/2036 250,000 246,875
4.20%, 3/15/2048 1,820,000 1,164,850
Insight Enterprises, Inc.
6.63%, 5/15/2032(a)(b) 300,000 305,025
Sensata Technologies, Inc.
4.38%, 2/15/2030(b) 220,000 203,729
1,920,479
Energy Equipment & Services - 2.8%
Archrock Partners LP
6.88%, 4/1/2027(b) 565,000 565,047
6.25%, 4/1/2028(a)(b) 875,000 879,329
Bristow Group, Inc.
6.88%, 3/1/2028(a)(b) 435,000 437,318
Diamond Foreign Asset Co.
8.50%, 10/1/2030(b) 3,000,000 3,126,933
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(b) 985,000 1,054,267
Kodiak Gas Services LLC
7.25%, 2/15/2029(b) 2,240,000 2,305,623
Noble Finance II LLC
8.00%, 4/15/2030(b) 7,865,000 8,002,221
Oceaneering International, Inc.
6.00%, 2/1/2028 1,095,000 1,086,782
Precision Drilling Corp.
6.88%, 1/15/2029(a)(b) 955,000 963,271
Seadrill Finance Ltd.
8.38%, 8/1/2030(a)(b) 3,185,000 3,250,085
Star Holding LLC
8.75%, 8/1/2031(a)(b) 1,150,000 1,119,548
Transocean, Inc.
8.25%, 5/15/2029(b) 250,000 250,885
7.50%, 4/15/2031 1,000,000 926,880
6.80%, 3/15/2038 350,000 287,038
USA Compression Partners LP
6.88%, 9/1/2027 1,678,000 1,688,394
7.13%, 3/15/2029(b) 3,290,000 3,366,749
Valaris Ltd.
8.38%, 4/30/2030(b) 7,180,000 7,373,523
Vallourec SACA
7.50%, 4/15/2032(b) 650,000 677,411
Weatherford International Ltd.
8.63%, 4/30/2030(b) 3,500,000 3,629,882
40,991,186
Entertainment - 0.9%
Allen Media LLC
10.50%, 2/15/2028(b) 2,180,000 786,324
Banijay Entertainment SAS
8.13%, 5/1/2029(b) 2,200,000 2,287,102
Cinemark USA, Inc.
5.25%, 7/15/2028(b) 1,675,000 1,641,863

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.9% (continued)
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(a)(b) $ 340,000 $ 340,244
6.50%, 5/15/2027(b) 1,050,000 1,067,442
4.75%, 10/15/2027(a)(b) 3,915,000 3,837,234
3.75%, 1/15/2028(a)(b) 1,650,000 1,574,843
ROBLOX Corp.
3.88%, 5/1/2030(a)(b) 1,020,000 935,037
12,470,089
Financial Services - 3.1%
Armor Holdco, Inc.
8.50%, 11/15/2029(b) 410,000 412,796
Boost Newco Borrower LLC
7.50%, 1/15/2031(b) 2,350,000 2,460,173
Burford Capital Global Finance LLC
6.88%, 4/15/2030(a)(b) 200,000 201,032
9.25%, 7/1/2031(b) 2,250,000 2,410,448
CPI CG, Inc.
10.00%, 7/15/2029(a)(b) 650,000 701,932
Freedom Mortgage Corp.
7.63%, 5/1/2026(b) 750,000 753,964
6.63%, 1/15/2027(a)(b) 610,000 612,481
12.00%, 10/1/2028(b) 535,000 582,702
12.25%, 10/1/2030(b) 575,000 641,938
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(b) 250,000 260,937
9.13%, 5/15/2031(a)(b) 470,000 486,447
Jefferies Finance LLC
5.00%, 8/15/2028(b) 2,235,000 2,116,395
6.63%, 10/15/2031(a)(b) 750,000 753,525
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)(b) 491,000 489,961
9.50%, 2/15/2029(b) 1,300,000 1,389,272
Midcap Financial Issuer Trust
6.50%, 5/1/2028(b) 5,765,000 5,669,808
5.63%, 1/15/2030(a)(b) 4,180,000 3,897,653
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(b) 4,265,000 4,164,901
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026(b) 335,000 332,848
6.00%, 1/15/2027(b) 675,000 674,102
5.50%, 8/15/2028(a)(b) 1,851,000 1,817,228
6.50%, 8/1/2029(b) 1,040,000 1,042,382
5.13%, 12/15/2030(a)(b) 420,000 396,756
5.75%, 11/15/2031(a)(b) 370,000 358,108
7.13%, 2/1/2032(a)(b) 840,000 865,897
NCR Atleos Corp.
9.50%, 4/1/2029(a)(b) 1,135,000 1,236,632
Oxford Finance LLC
6.38%, 2/1/2027(b) 665,000 661,063
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a)(b) 575,000 538,143
5.75%, 9/15/2031(a)(b) 235,000 224,809
Provident Funding Associates LP
9.75%, 9/15/2029(b) 1,300,000 1,358,915
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.1% (continued)
Rocket Mortgage LLC
2.88%, 10/15/2026(a)(b) $ 880,000 $ 839,552
3.63%, 3/1/2029(b) 539,000 492,667
3.88%, 3/1/2031(b) 997,000 881,032
4.00%, 10/15/2033(a)(b) 640,000 541,129
Stena International SA
7.25%, 1/15/2031(a)(b) 1,650,000 1,685,917
7.63%, 2/15/2031(a)(b) 875,000 905,687
United Wholesale Mortgage LLC
5.75%, 6/15/2027(b) 1,220,000 1,212,696
5.50%, 4/15/2029(a)(b) 1,515,000 1,468,846
45,540,774
Food Products - 0.8%
B&G Foods, Inc.
5.25%, 9/15/2027 575,000 545,728
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 500,000 489,743
4.13%, 1/31/2030(a)(b) 1,045,000 968,078
4.38%, 1/31/2032(a)(b) 763,000 694,201
Post Holdings, Inc.
5.50%, 12/15/2029(b) 1,130,000 1,106,254
4.63%, 4/15/2030(a)(b) 1,334,000 1,240,881
4.50%, 9/15/2031(b) 2,190,000 1,980,209
6.25%, 2/15/2032(b) 850,000 850,640
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 1,375,000 1,281,453
TreeHouse Foods, Inc.
4.00%, 9/1/2028 260,000 237,664
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) 2,925,000 2,859,529
12,254,380
Gas Utilities - 0.8%
AltaGas Ltd.
7.20%, 10/15/2054(b)(d) 3,750,000 3,768,011
AmeriGas Partners LP
5.75%, 5/20/2027 2,500,000 2,380,654
9.38%, 6/1/2028(b) 4,500,000 4,462,779
Ferrellgas LP
5.88%, 4/1/2029(b) 925,000 873,216
Suburban Propane Partners LP
5.88%, 3/1/2027 390,000 388,212
5.00%, 6/1/2031(a)(b) 415,000 377,322
12,250,194
Ground Transportation - 0.9%
Albion Financing 1 Sarl
6.13%, 10/15/2026(b) 880,000 881,498
Albion Financing 2 Sarl
8.75%, 4/15/2027(b) 1,045,000 1,064,749
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)(b) 250,000 246,568
Brightline East LLC
11.00%, 1/31/2030(a)(b) 3,100,000 3,004,024
Carriage Purchaser, Inc.
7.88%, 10/15/2029(b) 495,000 459,192

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.9% (continued)
EquipmentShare.com, Inc.
9.00%, 5/15/2028(b) $ 1,290,000 $ 1,359,474
8.63%, 5/15/2032(b) 495,000 527,589
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 1,040,000 968,335
Hertz Corp. (The)
4.63%, 12/1/2026(b) 655,000 582,558
12.63%, 7/15/2029(b) 250,000 269,479
5.00%, 12/1/2029(a)(b) 1,969,000 1,420,368
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 1,700,000 1,606,779
RXO, Inc.
7.50%, 11/15/2027(b) 115,000 117,875
12,508,488
Health Care Equipment & Supplies - 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)(b) 285,000 275,534
Embecta Corp.
5.00%, 2/15/2030(b) 1,095,000 1,018,168
6.75%, 2/15/2030(b) 1,100,000 1,050,595
Hologic, Inc.
4.63%, 2/1/2028(a)(b) 1,310,000 1,281,257
3.25%, 2/15/2029(b) 5,900,000 5,423,630
Medline Borrower LP
5.25%, 10/1/2029(a)(b) 2,490,000 2,412,641
Neogen Food Safety Corp.
8.63%, 7/20/2030(b) 150,000 160,316
Sotera Health Holdings LLC
7.38%, 6/1/2031(a)(b) 2,400,000 2,443,716
Teleflex, Inc.
4.63%, 11/15/2027(a) 1,090,000 1,069,900
4.25%, 6/1/2028(a)(b) 1,630,000 1,567,966
Varex Imaging Corp.
7.88%, 10/15/2027(b) 769,000 795,561
17,499,284
Health Care Providers & Services - 3.3%
180 Medical, Inc.
3.88%, 10/15/2029(a)(b) 200,000 185,046
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)(b) 830,000 811,769
5.00%, 4/15/2029(a)(b) 755,000 717,930
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) 375,000 368,357
Community Health Systems, Inc.
5.63%, 3/15/2027(a)(b) 440,000 427,217
6.00%, 1/15/2029(b) 200,000 182,306
CVS Health Corp.
7.00%, 3/10/2055(d) 250,000 252,516
DaVita, Inc.
4.63%, 6/1/2030(b) 2,758,000 2,566,163
3.75%, 2/15/2031(b) 1,373,000 1,208,256
Encompass Health Corp.
4.50%, 2/1/2028 3,135,000 3,060,292
4.75%, 2/1/2030 620,000 596,420
4.63%, 4/1/2031(a) 2,325,000 2,176,094
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.3% (continued)
Global Medical Response, Inc.
10.00%, 10/31/2028(b)(c) $ 500,000 $ 501,840
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a)(b) 2,200,000 2,212,538
HealthEquity, Inc.
4.50%, 10/1/2029(b) 3,205,000 3,024,536
Heartland Dental LLC
10.50%, 4/30/2028(a)(b) 1,500,000 1,599,181
Kedrion SpA
6.50%, 9/1/2029(a)(b) 1,715,000 1,635,681
LifePoint Health, Inc.
4.38%, 2/15/2027(a)(b) 440,000 439,714
5.38%, 1/15/2029(a)(b) 445,000 393,908
9.88%, 8/15/2030(b) 505,000 538,728
11.00%, 10/15/2030(a)(b) 710,000 785,026
Molina Healthcare, Inc.
4.38%, 6/15/2028(b) 1,760,000 1,691,753
3.88%, 11/15/2030(b) 1,470,000 1,332,418
3.88%, 5/15/2032(a)(b) 1,670,000 1,468,545
Option Care Health, Inc.
4.38%, 10/31/2029(b) 1,090,000 1,019,189
Owens & Minor, Inc.
4.50%, 3/31/2029(b) 725,000 659,557
6.63%, 4/1/2030(b) 3,000,000 2,888,735
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(b) 150,000 143,786
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(b) 2,900,000 2,757,726
Radiology Partners, Inc.
7.78%, 1/31/2029(b)(c) 1,636,101 1,613,643
9.78%, 2/15/2030(b)(c) 1,265,574 1,132,699
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 2,180,000 2,294,020
Tenet Healthcare Corp.
5.13%, 11/1/2027 940,000 929,798
6.13%, 10/1/2028(a) 1,450,000 1,450,777
6.13%, 6/15/2030 785,000 787,827
6.75%, 5/15/2031(a) 250,000 255,842
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 475,000 465,689
6.02%, 11/15/2048 610,000 539,850
US Acute Care Solutions LLC
9.75%, 5/15/2029(a)(b) 2,800,000 2,847,331
47,962,703
Health Care REITs - 0.1%
CTR Partnership LP
REIT, 3.88%, 6/30/2028(a)(b) 1,985,000 1,885,205
Hotel & Resort REITs - 0.5%
RHP Hotel Properties LP
REIT, 7.25%, 7/15/2028(b) 185,000 191,818
REIT, 4.50%, 2/15/2029(a)(b) 890,000 848,667
REIT, 6.50%, 4/1/2032(a)(b) 2,050,000 2,065,590
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(a)(b) 1,165,000 1,139,978
REIT, 4.00%, 9/15/2029(a)(b) 1,650,000 1,514,727

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotel & Resort REITs - 0.5% (continued)
Service Properties Trust
REIT, 5.25%, 2/15/2026 $ 1,070,000 $ 1,052,074
REIT, 4.75%, 10/1/2026 245,000 236,840
REIT, 4.95%, 2/15/2027(a) 135,000 130,502
REIT, 8.38%, 6/15/2029 350,000 349,794
XHR LP
REIT, 4.88%, 6/1/2029(b) 260,000 247,048
REIT, 6.63%, 5/15/2030(a)(b) 155,000 156,672
7,933,710
Hotels, Restaurants & Leisure - 7.8%
1011778 BC ULC
3.88%, 1/15/2028(b) 300,000 286,308
4.38%, 1/15/2028(b) 570,000 548,196
4.00%, 10/15/2030(b) 3,045,000 2,757,380
Acushnet Co.
7.38%, 10/15/2028(a)(b) 120,000 124,612
Affinity Interactive
6.88%, 12/15/2027(a)(b) 1,880,000 1,596,029
Boyd Gaming Corp.
4.75%, 12/1/2027(a) 860,000 843,836
4.75%, 6/15/2031(a)(b) 1,995,000 1,861,270
Boyne USA, Inc.
4.75%, 5/15/2029(b) 500,000 475,295
Brinker International, Inc.
8.25%, 7/15/2030(b) 138,000 147,225
Caesars Entertainment, Inc.
8.13%, 7/1/2027(a)(b) 488,000 493,164
Carnival Corp.
5.75%, 3/1/2027(b) 547,000 548,144
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(b) 1,096,000 1,166,421
CEC Entertainment LLC
6.75%, 5/1/2026(a)(b) 1,974,000 1,975,058
Cedar Fair LP
6.50%, 10/1/2028 530,000 534,809
5.25%, 7/15/2029 681,000 656,645
Churchill Downs, Inc.
5.50%, 4/1/2027(b) 335,000 333,301
4.75%, 1/15/2028(b) 3,315,000 3,230,143
5.75%, 4/1/2030(a)(b) 3,590,000 3,546,395
6.75%, 5/1/2031(a)(b) 375,000 381,367
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)(b) 3,220,000 3,033,058
6.75%, 1/15/2030(a)(b) 9,845,000 9,273,720
Genting New York LLC
7.25%, 10/1/2029(b) 3,000,000 3,083,969
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(b) 1,290,000 750,015
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(a)(b) 1,700,000 1,711,807
3.75%, 5/1/2029(b) 2,160,000 2,016,447
4.88%, 1/15/2030(a) 305,000 295,382
4.00%, 5/1/2031(b) 4,810,000 4,384,642
3.63%, 2/15/2032(b) 6,400,000 5,627,430
5.88%, 3/15/2033(b) 1,125,000 1,117,647
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.8% (continued)
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) $ 925,000 $ 881,212
4.88%, 7/1/2031(a)(b) 1,250,000 1,134,388
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)(b) 1,110,000 1,090,552
KFC Holding Co.
4.75%, 6/1/2027(a)(b) 545,000 538,645
Life Time, Inc.
8.00%, 4/15/2026(b) 625,000 625,000
Light & Wonder International, Inc.
7.00%, 5/15/2028(b) 500,000 502,142
7.25%, 11/15/2029(a)(b) 305,000 314,639
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 270,000 229,235
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 776,000 748,514
4.50%, 6/15/2029(b) 550,000 517,857
Merlin Entertainments Ltd.
5.75%, 6/15/2026(a)(b) 500,000 506,025
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(b) 4,565,000 4,352,675
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)(b) 2,820,000 2,808,843
NCL Corp. Ltd.
5.88%, 3/15/2026(b) 535,000 536,958
5.88%, 2/15/2027(b) 575,000 577,638
Papa John's International, Inc.
3.88%, 9/15/2029(a)(b) 1,320,000 1,198,688
Penn Entertainment, Inc.
5.63%, 1/15/2027(b) 440,000 436,136
Premier Entertainment Sub LLC
5.63%, 9/1/2029(a)(b) 4,050,000 3,012,188
5.88%, 9/1/2031(a)(b) 7,200,000 4,886,568
Raising Cane's Restaurants LLC
9.38%, 5/1/2029(b) 300,000 321,296
Resorts World Las Vegas LLC
4.63%, 4/16/2029(b) 1,200,000 1,067,109
8.45%, 7/27/2030(a)(b) 575,000 596,052
4.63%, 4/6/2031(b) 1,880,000 1,602,978
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(b) 1,380,000 1,361,039
5.50%, 8/31/2026(b) 2,045,000 2,047,513
5.38%, 7/15/2027(b) 790,000 790,216
5.50%, 4/1/2028(b) 280,000 280,829
Scientific Games Holdings LP
6.63%, 3/1/2030(b) 1,400,000 1,363,083
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 1,510,000 1,459,283
Six Flags Entertainment Corp.
5.50%, 4/15/2027(b) 545,000 541,744
7.25%, 5/15/2031(b) 615,000 633,532
Station Casinos LLC
4.50%, 2/15/2028(a)(b) 490,000 469,549
TKC Holdings, Inc.
6.88%, 5/15/2028(b) 770,000 766,974

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 7.8% (continued)
TKC Holdings, Inc. (continued)
10.50%, 5/15/2029(b) $ 1,165,000 $ 1,188,368
Travel + Leisure Co.
6.63%, 7/31/2026(b) 1,375,000 1,397,082
6.00%, 4/1/2027(a)(f) 875,000 881,407
4.50%, 12/1/2029(a)(b) 170,000 161,058
4.63%, 3/1/2030(a)(b) 85,000 79,704
VOC Escrow Ltd.
5.00%, 2/15/2028(b) 485,000 473,804
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)(b) 1,625,000 1,561,266
Wynn Las Vegas LLC
5.25%, 5/15/2027(b) 1,960,000 1,948,739
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)(b) 580,000 562,143
7.13%, 2/15/2031(a)(b) 880,000 920,156
Yum! Brands, Inc.
4.75%, 1/15/2030(b) 2,675,000 2,568,058
3.63%, 3/15/2031(a) 3,915,000 3,503,367
4.63%, 1/31/2032 3,675,000 3,421,714
5.38%, 4/1/2032(a) 1,600,000 1,564,767
6.88%, 11/15/2037 2,565,000 2,773,001
114,003,449
Household Durables - 2.1%
Adams Homes, Inc.
9.25%, 10/15/2028(b) 1,300,000 1,358,152
Ashton Woods USA LLC
6.63%, 1/15/2028(a)(b) 285,000 286,016
4.63%, 8/1/2029(a)(b) 250,000 231,512
4.63%, 4/1/2030(a)(b) 885,000 815,054
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(b) 1,090,000 1,086,109
5.00%, 6/15/2029(b) 415,000 386,366
4.88%, 2/15/2030(a)(b) 810,000 740,989
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 2,540,000 2,529,798
Empire Communities Corp.
9.75%, 5/1/2029(b) 1,550,000 1,615,950
Installed Building Products, Inc.
5.75%, 2/1/2028(b) 330,000 325,436
K. Hovnanian Enterprises, Inc.
11.75%, 9/30/2029(b) 3,400,000 3,696,106
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 895,000 948,415
4.00%, 7/15/2029(a)(b) 915,000 831,003
M/I Homes, Inc.
4.95%, 2/1/2028(a) 150,000 147,597
3.95%, 2/15/2030 5,000 4,586
Mattamy Group Corp.
5.25%, 12/15/2027(a)(b) 540,000 529,051
4.63%, 3/1/2030(a)(b) 800,000 746,929
New Home Co., Inc. (The)
9.25%, 10/1/2029(b) 1,500,000 1,536,717
Shea Homes LP
4.75%, 2/15/2028(a) 850,000 822,468
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.1% (continued)
Shea Homes LP (continued)
4.75%, 4/1/2029(a) $ 494,000 $ 469,725
STL Holding Co. LLC
8.75%, 2/15/2029(a)(b) 900,000 960,584
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(a)(b) 405,000 408,471
5.75%, 1/15/2028(b) 915,000 916,921
5.13%, 8/1/2030(b) 250,000 241,671
Tempur Sealy International, Inc.
4.00%, 4/15/2029(a)(b) 4,620,000 4,299,565
3.88%, 10/15/2031(b) 4,360,000 3,829,128
TopBuild Corp.
3.63%, 3/15/2029(a)(b) 120,000 110,932
4.13%, 2/15/2032(b) 245,000 219,166
Tri Pointe Homes, Inc.
5.70%, 6/15/2028(a) 530,000 529,050
30,623,467
Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 10/15/2030(a) 265,000 240,929
4.13%, 4/30/2031(a)(b) 1,300,000 1,166,548
Energizer Holdings, Inc.
6.50%, 12/31/2027(b) 620,000 628,732
4.75%, 6/15/2028(a)(b) 1,205,000 1,157,417
4.38%, 3/31/2029(a)(b) 555,000 518,883
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(a)(b) 1,275,000 1,213,890
10.75%, 6/30/2032(b) 1,300,000 1,153,673
6,080,072
Independent Power and Renewable Electricity Producers - 0.0%(e)
Calpine Corp.
5.13%, 3/15/2028(a)(b) 150,000 147,286
TransAlta Corp.
7.75%, 11/15/2029 200,000 207,642
354,928
Insurance - 1.1%
Acrisure LLC
4.25%, 2/15/2029(a)(b) 495,000 468,328
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(b) 300,000 290,256
7.00%, 1/15/2031(b) 600,000 610,520
AmWINS Group, Inc.
4.88%, 6/30/2029(a)(b) 590,000 561,951
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(b) 2,450,000 2,469,967
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)(b) 1,000,000 1,035,829
Assurant, Inc.
7.00%, 3/27/2048(d) 440,000 447,700
Constellation Insurance, Inc.
6.80%, 1/24/2030(a)(b)(f) 220,000 216,475
6.63%, 5/1/2031(b) 820,000 811,165
Global Atlantic Fin Co.
4.70%, 10/15/2051(a)(b)(d) 3,820,000 3,686,498
7.95%, 10/15/2054(b)(d) 1,255,000 1,312,577

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.1% (continued)
HUB International Ltd.
7.25%, 6/15/2030(b) $ 2,355,000 $ 2,435,021
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(b) 325,000 361,333
4.13%, 12/15/2051(b)(d) 965,000 923,128
4.30%, 2/1/2061(b) 1,250,000 784,660
16,415,408
Interactive Media & Services - 0.1%
Cars.com, Inc.
6.38%, 11/1/2028(a)(b) 416,000 416,174
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 1,015,000 928,126
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)(b) 640,000 583,429
1,927,729
IT Services - 1.2%
Acuris Finance US, Inc.
5.00%, 5/1/2028(b) 1,159,000 1,073,819
9.00%, 8/1/2029(b) 1,750,000 1,748,232
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 770,000 719,402
6.13%, 12/1/2028(b) 840,000 760,758
ASGN, Inc.
4.63%, 5/15/2028(b) 3,055,000 2,937,671
Cogent Communications Group LLC
3.50%, 5/1/2026(a)(b) 660,000 644,569
7.00%, 6/15/2027(a)(b) 975,000 986,021
Cogent Communications Group, Inc.
7.00%, 6/15/2027(b) 200,000 202,460
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 580,000 557,084
ION Trading Technologies Sarl
5.75%, 5/15/2028(a)(b) 790,000 744,757
9.50%, 5/30/2029(b) 1,450,000 1,514,167
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(a)(b) 2,170,000 1,692,600
6.00%, 2/15/2029(b) 2,350,000 1,267,405
Twilio, Inc.
3.63%, 3/15/2029 275,000 255,597
3.88%, 3/15/2031(a) 1,690,000 1,535,235
Unisys Corp.
6.88%, 11/1/2027(b) 525,000 519,289
Virtusa Corp.
7.13%, 12/15/2028(b) 405,000 396,039
17,555,105
Life Sciences Tools & Services - 0.0%(e)
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)(b) 250,000 239,134
4.00%, 3/15/2031(a)(b) 250,000 224,739
463,873
Machinery - 1.5%
Amsted Industries, Inc.
5.63%, 7/1/2027(b) 180,000 178,791
4.63%, 5/15/2030(b) 125,000 117,428
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.5% (continued)
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(c) $ 650,000 $ 672,240
Calderys Financing LLC
11.25%, 6/1/2028(b) 1,785,000 1,910,123
Chart Industries, Inc.
7.50%, 1/1/2030(b) 310,000 323,867
Esab Corp.
6.25%, 4/15/2029(b) 1,600,000 1,621,538
Hillenbrand, Inc.
5.00%, 9/15/2026(f) 300,000 297,075
6.25%, 2/15/2029(a) 270,000 272,391
3.75%, 3/1/2031 350,000 308,417
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a)(b) 3,350,000 3,512,426
Interpipe Holdings plc
8.38%, 5/13/2026(b) 300,000 275,886
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(b) 3,235,000 3,407,612
Mueller Water Products, Inc.
4.00%, 6/15/2029(b) 215,000 200,731
OT Merger Corp.
7.88%, 10/15/2029(b) 985,000 418,625
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(b) 1,750,000 1,646,093
Terex Corp.
5.00%, 5/15/2029(a)(b) 675,000 649,378
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(b) 2,100,000 2,076,545
Trinity Industries, Inc.
7.75%, 7/15/2028(b) 710,000 738,482
Wabash National Corp.
4.50%, 10/15/2028(b) 2,185,000 2,017,206
Werner FinCo. LP
11.50%, 6/15/2028(b) 1,350,000 1,486,270
22,131,124
Media - 6.4%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,380,000 1,307,125
AMC Networks, Inc.
10.25%, 1/15/2029(a)(b) 2,075,000 2,215,062
4.25%, 2/15/2029(a) 2,995,000 2,372,401
Belo Corp.
7.75%, 6/1/2027 450,000 465,563
7.25%, 9/15/2027 995,000 1,026,462
Cable One, Inc.
4.00%, 11/15/2030(b) 2,175,000 1,778,115
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)(b) 1,280,000 1,186,525
7.50%, 6/1/2029(b) 180,000 160,260
CMG Media Corp.
8.88%, 6/18/2029(a)(b) 1,500,000 1,208,595
CSC Holdings LLC
5.50%, 4/15/2027(b) 2,400,000 2,222,321
5.38%, 2/1/2028(a)(b) 1,150,000 1,011,009
11.25%, 5/15/2028(b) 2,250,000 2,230,999

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.4% (continued)
CSC Holdings LLC (continued)
11.75%, 1/31/2029(a)(b) $ 1,850,000 $ 1,840,910
6.50%, 2/1/2029(b) 1,950,000 1,662,375
5.75%, 1/15/2030(b) 95,000 55,137
Directv Financing LLC
5.88%, 8/15/2027(a)(b) 15,170,000 15,022,653
8.88%, 2/1/2030(a)(b) 4,100,000 4,055,562
DISH Network Corp.
11.75%, 11/15/2027(b) 2,500,000 2,639,738
EchoStar Corp.
6.75%, 11/30/2030(c) 1,000,000 923,102
GCI LLC
4.75%, 10/15/2028(a)(b) 1,990,000 1,877,429
Gray Media, Inc.
7.00%, 5/15/2027(b) 1,420,000 1,390,511
10.50%, 7/15/2029(a)(b) 50,000 52,341
4.75%, 10/15/2030(a)(b) 3,132,000 1,901,797
5.38%, 11/15/2031(b) 1,349,000 804,336
Lamar Media Corp.
4.00%, 2/15/2030(a) 315,000 290,601
3.63%, 1/15/2031(a) 2,310,000 2,062,902
Neptune Bidco US, Inc.
9.29%, 4/15/2029(b) 3,320,000 2,830,227
Nexstar Media, Inc.
5.63%, 7/15/2027(b) 3,590,000 3,540,800
4.75%, 11/1/2028(a)(b) 1,310,000 1,235,246
Paramount Global
6.25%, 2/28/2057(d) 1,420,000 1,357,496
6.38%, 3/30/2062(d) 2,310,000 2,251,743
Radiate Holdco LLC
4.50%, 9/15/2026(b) 2,070,000 1,833,521
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)(b) 575,000 419,341
5.38%, 1/15/2031(b) 2,130,000 1,135,937
Scripps Escrow, Inc.
5.88%, 7/15/2027(b) 1,867,000 1,567,767
Sinclair Television Group, Inc.
5.13%, 2/15/2027(b) 450,000 425,385
5.50%, 3/1/2030(b) 3,825,000 2,667,938
4.13%, 12/1/2030(b) 2,425,000 1,701,865
Sirius XM Radio LLC
3.13%, 9/1/2026(b) 980,000 947,519
5.00%, 8/1/2027(b) 1,505,000 1,477,851
4.00%, 7/15/2028(a)(b) 1,905,000 1,781,376
5.50%, 7/1/2029(a)(b) 1,382,000 1,345,731
4.13%, 7/1/2030(a)(b) 1,645,000 1,470,357
3.88%, 9/1/2031(a)(b) 2,595,000 2,234,713
TEGNA, Inc.
4.75%, 3/15/2026(a)(b) 610,000 606,409
4.63%, 3/15/2028(a) 3,877,000 3,713,353
5.00%, 9/15/2029(a) 1,175,000 1,104,015
Townsquare Media, Inc.
6.88%, 2/1/2026(b) 500,000 499,432
Univision Communications, Inc.
6.63%, 6/1/2027(a)(b) 1,055,000 1,055,273
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.4% (continued)
Univision Communications, Inc. (continued)
8.00%, 8/15/2028(b) $ 665,000 $ 679,804
4.50%, 5/1/2029(a)(b) 330,000 300,511
7.38%, 6/30/2030(b) 430,000 424,270
8.50%, 7/31/2031(a)(b) 605,000 607,667
Urban One, Inc.
7.38%, 2/1/2028(b) 661,000 367,681
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)(b) 100,000 95,444
VZ Secured Financing BV
5.00%, 1/15/2032(a)(b) 1,360,000 1,215,147
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)(b) 398,000 361,969
Ziggo BV
4.88%, 1/15/2030(b) 820,000 768,136
93,787,755
Metals & Mining - 3.4%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a)(b) 3,035,000 3,155,399
11.50%, 10/1/2031(a)(b) 2,600,000 2,902,796
ATI, Inc.
4.88%, 10/1/2029(a) 300,000 286,958
5.13%, 10/1/2031 95,000 89,909
Carpenter Technology Corp.
7.63%, 3/15/2030 100,000 103,258
Century Aluminum Co.
7.50%, 4/1/2028(a)(b) 275,000 277,674
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029(b) 500,000 501,547
6.75%, 4/15/2030(a)(b) 375,000 373,262
4.88%, 3/1/2031(b) 600,000 543,442
7.00%, 3/15/2032(a)(b) 750,000 748,162
7.38%, 5/1/2033(b) 500,000 497,236
Commercial Metals Co.
4.13%, 1/15/2030 50,000 46,465
4.38%, 3/15/2032(a) 30,000 27,324
Constellium SE
5.63%, 6/15/2028(b) 200,000 196,208
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 1,660,000 1,638,338
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(a)(b) 1,315,000 1,281,716
5.88%, 4/15/2030(a)(b) 2,825,000 2,792,867
4.38%, 4/1/2031(b) 4,995,000 4,557,606
6.13%, 4/15/2032(b) 2,420,000 2,404,148
Hudbay Minerals, Inc.
4.50%, 4/1/2026(b) 630,000 623,060
IAMGOLD Corp.
5.75%, 10/15/2028(b) 825,000 808,135
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(b) 1,820,000 1,833,835
Ivanhoe Mines Ltd.
7.88%, 1/23/2030(b) 5,500,000 5,527,500
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)(b) 560,000 539,624

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 3.4% (continued)
Mineral Resources Ltd.
8.13%, 5/1/2027(b) $ 1,910,000 $ 1,920,753
New Gold, Inc.
7.50%, 7/15/2027(b) 175,000 176,045
Novelis Corp.
3.25%, 11/15/2026(a)(b) 650,000 628,079
4.75%, 1/30/2030(b) 8,500,000 7,986,522
3.88%, 8/15/2031(a)(b) 2,975,000 2,606,034
SunCoke Energy, Inc.
4.88%, 6/30/2029(a)(b) 2,680,000 2,470,879
Taseko Mines Ltd.
8.25%, 5/1/2030(a)(b) 550,000 563,022
TMS International Corp.
6.25%, 4/15/2029(b) 1,035,000 979,784
Warrior Met Coal, Inc.
7.88%, 12/1/2028(b) 56,000 57,680
49,145,267
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)(b) 730,000 655,292
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(b) 885,000 847,038
7.75%, 12/1/2029(a)(b) 1,000,000 1,030,014
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(a)(b) 1,310,000 1,274,387
4.75%, 6/15/2029(b) 1,390,000 1,322,237
Rithm Capital Corp.
8.00%, 4/1/2029(b) 5,285,000 5,347,939
Starwood Property Trust, Inc.
3.63%, 7/15/2026(a)(b) 1,040,000 1,010,509
4.38%, 1/15/2027(a)(b) 1,115,000 1,082,920
7.25%, 4/1/2029(a)(b) 2,390,000 2,468,836
6.00%, 4/15/2030(b) 2,500,000 2,463,892
6.50%, 7/1/2030(b) 2,500,000 2,523,905
20,026,969
Office REITs - 0.0%(e)
Hudson Pacific Properties LP
REIT, 5.95%, 2/15/2028(a) 400,000 360,358
Oil, Gas & Consumable Fuels - 11.0%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(a)(b) 2,185,000 2,307,495
Antero Midstream Partners LP
5.75%, 3/1/2027(a)(b) 774,000 773,895
5.75%, 1/15/2028(b) 990,000 986,542
5.38%, 6/15/2029(b) 2,120,000 2,072,649
6.63%, 2/1/2032(b) 405,000 413,672
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028(a)(b) 625,000 637,863
5.88%, 6/30/2029(a)(b) 300,000 295,185
Baytex Energy Corp.
8.50%, 4/30/2030(a)(b) 871,000 897,346
Blue Racer Midstream LLC
6.63%, 7/15/2026(b) 50,000 49,964
Buckeye Partners LP
3.95%, 12/1/2026(a) 345,000 335,445
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Buckeye Partners LP (continued)
4.13%, 12/1/2027(a) $ 405,000 $ 389,361
4.50%, 3/1/2028(b) 455,000 438,135
6.88%, 7/1/2029(a)(b) 860,000 880,437
5.85%, 11/15/2043 120,000 105,195
5.60%, 10/15/2044 265,000 220,877
California Resources Corp.
7.13%, 2/1/2026(b) 1,153,000 1,153,272
8.25%, 6/15/2029(b) 4,875,000 5,011,910
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(b) 650,000 639,352
9.75%, 7/15/2028(b) 350,000 339,440
Chord Energy Corp.
6.38%, 6/1/2026(b) 450,000 450,136
CITGO Petroleum Corp.
8.38%, 1/15/2029(a)(b) 1,745,000 1,803,098
Civitas Resources, Inc.
5.00%, 10/15/2026(b) 795,000 790,742
8.38%, 7/1/2028(b) 3,125,000 3,268,344
8.75%, 7/1/2031(a)(b) 5,735,000 6,048,486
CNX Midstream Partners LP
4.75%, 4/15/2030(b) 1,555,000 1,433,050
CNX Resources Corp.
6.00%, 1/15/2029(a)(b) 1,095,000 1,085,256
7.38%, 1/15/2031(a)(b) 1,115,000 1,144,066
7.25%, 3/1/2032(a)(b) 435,000 443,587
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(a)(b) 1,300,000 1,330,378
CQP Holdco LP
5.50%, 6/15/2031(b) 9,390,000 9,054,163
7.50%, 12/15/2033(b) 2,700,000 2,850,870
Crescent Energy Finance LLC
9.25%, 2/15/2028(b) 1,095,000 1,147,157
CVR Energy, Inc.
5.75%, 2/15/2028(b) 1,170,000 1,101,627
8.50%, 1/15/2029(a)(b) 1,815,000 1,776,745
Delek Logistics Partners LP
7.13%, 6/1/2028(a)(b) 375,000 376,536
DT Midstream, Inc.
4.13%, 6/15/2029(b) 960,000 907,599
4.38%, 6/15/2031(a)(b) 1,830,000 1,692,679
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)(b) 1,150,000 1,181,400
Energean plc
6.50%, 4/30/2027(b) 500,000 499,125
Energy Transfer LP
8.00%, 5/15/2054(d) 4,750,000 5,013,179
7.13%, 10/1/2054(a)(d) 2,575,000 2,638,512
EnQuest plc
11.63%, 11/1/2027(b) 2,040,000 2,065,663
FTAI Infra Escrow Holdings LLC
10.50%, 6/1/2027(a)(b) 675,000 713,976
Genesis Energy LP
8.00%, 1/15/2027 372,000 378,630
7.75%, 2/1/2028 950,000 961,890

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Genesis Energy LP (continued)
8.25%, 1/15/2029(a) $ 1,700,000 $ 1,739,790
8.88%, 4/15/2030(a) 520,000 539,050
7.88%, 5/15/2032(a) 1,500,000 1,502,520
Global Partners LP
7.00%, 8/1/2027(a) 460,000 462,133
6.88%, 1/15/2029 635,000 644,024
8.25%, 1/15/2032(a)(b) 710,000 741,070
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(b) 2,000,000 2,035,254
Harvest Midstream I LP
7.50%, 9/1/2028(a)(b) 1,815,000 1,856,315
7.50%, 5/15/2032(a)(b) 800,000 832,518
Hess Midstream Operations LP
5.63%, 2/15/2026(b) 600,000 600,205
5.13%, 6/15/2028(a)(b) 260,000 256,059
6.50%, 6/1/2029(b) 755,000 770,268
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 375,000 372,427
5.75%, 2/1/2029(a)(b) 365,000 354,757
6.00%, 4/15/2030(a)(b) 300,000 290,899
6.00%, 2/1/2031(a)(b) 210,000 198,948
6.25%, 4/15/2032(a)(b) 415,000 394,115
8.38%, 11/1/2033(a)(b) 350,000 365,304
6.88%, 5/15/2034(b) 455,000 438,844
7.25%, 2/15/2035(b) 550,000 537,337
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028(a)(b) 608,000 641,304
Ithaca Energy North Sea plc
8.13%, 10/15/2029(b) 3,500,000 3,576,325
ITT Holdings LLC
6.50%, 8/1/2029(a)(b) 3,122,000 2,917,852
Karoon USA Finance, Inc.
10.50%, 5/14/2029(b) 1,700,000 1,742,194
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 800,000 787,256
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a)(b) 3,185,000 3,198,625
Martin Midstream Partners LP
11.50%, 2/15/2028(a)(b) 1,961,000 2,133,996
Matador Resources Co.
6.88%, 4/15/2028(b) 500,000 509,230
6.25%, 4/15/2033(a)(b) 800,000 788,320
MEG Energy Corp.
5.88%, 2/1/2029(b) 1,950,000 1,920,032
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a)(b) 5,700,000 5,681,107
Murphy Oil Corp.
7.05%, 5/1/2029 600,000 615,845
5.87%, 12/1/2042(f) 1,085,000 937,270
NGL Energy Operating LLC
8.13%, 2/15/2029(a)(b) 2,355,000 2,416,555
8.38%, 2/15/2032(a)(b) 941,000 968,007
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(b) 2,770,000 2,817,309
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Northern Oil & Gas, Inc. (continued)
8.75%, 6/15/2031(a)(b) $ 2,515,000 $ 2,637,184
NuStar Logistics LP
6.00%, 6/1/2026 705,000 709,129
6.38%, 10/1/2030(a) 395,000 402,273
Parkland Corp.
5.88%, 7/15/2027(a)(b) 560,000 558,480
4.50%, 10/1/2029(a)(b) 2,275,000 2,132,734
4.63%, 5/1/2030(a)(b) 590,000 549,155
6.63%, 8/15/2032(a)(b) 275,000 275,643
PBF Holding Co. LLC
6.00%, 2/15/2028 4,575,000 4,508,884
7.88%, 9/15/2030(b) 230,000 230,052
Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)(b) 445,000 426,622
4.80%, 5/15/2030(a)(b) 1,070,000 1,004,411
7.50%, 7/15/2038(b) 450,000 450,201
6.88%, 4/15/2040(b) 260,000 252,916
Sitio Royalties Operating Partnership LP
7.88%, 11/1/2028(b) 1,500,000 1,558,394
SM Energy Co.
6.63%, 1/15/2027 460,000 459,660
6.50%, 7/15/2028(a) 875,000 875,961
6.75%, 8/1/2029(b) 300,000 300,119
7.00%, 8/1/2032(a)(b) 550,000 549,207
South Bow Canadian Infrastructure Holdings
Ltd.
7.50%, 3/1/2055(b)(d) 2,000,000 2,060,378
7.63%, 3/1/2055(a)(b)(d) 100,000 102,847
Strathcona Resources Ltd.
6.88%, 8/1/2026(b) 545,000 546,754
Sunoco LP
5.88%, 3/15/2028 445,000 445,429
7.00%, 9/15/2028(a)(b) 330,000 339,729
7.00%, 5/1/2029(a)(b) 575,000 594,323
4.50%, 5/15/2029(a) 895,000 853,562
4.50%, 4/30/2030(a) 900,000 846,403
7.25%, 5/1/2032(a)(b) 575,000 599,947
Tallgrass Energy Partners LP
6.00%, 3/1/2027(b) 401,000 399,132
5.50%, 1/15/2028(a)(b) 1,945,000 1,902,591
7.38%, 2/15/2029(b) 485,000 493,669
6.00%, 12/31/2030(b) 585,000 564,689
6.00%, 9/1/2031(b) 440,000 423,319
Teine Energy Ltd.
6.88%, 4/15/2029(a)(b) 675,000 654,027
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(b) 1,555,000 1,476,600
Topaz Solar Farms LLC
5.75%, 9/30/2039(b) 2,585,953 2,520,606
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(b) 795,000 735,398
6.25%, 1/15/2030(b) 645,000 656,814
4.13%, 8/15/2031(b) 800,000 723,244

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.0% (continued)
Venture Global LNG, Inc.
8.13%, 6/1/2028(b) $ 2,330,000 $ 2,434,964
9.50%, 2/1/2029(b) 740,000 824,882
7.00%, 1/15/2030(a)(b) 1,600,000 1,635,326
8.38%, 6/1/2031(b) 525,000 552,542
9.88%, 2/1/2032(a)(b) 985,000 1,084,312
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 880,000 876,771
Viper Energy, Inc.
7.38%, 11/1/2031(b) 190,000 198,716
Vital Energy, Inc.
7.75%, 7/31/2029(b) 20,000 20,072
9.75%, 10/15/2030 660,000 701,444
7.88%, 4/15/2032(a)(b) 1,100,000 1,084,914
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029(a)(b) 1,300,000 1,283,165
160,205,587
Paper & Forest Products - 0.2%
Domtar Corp.
6.75%, 10/1/2028(a)(b) 2,105,000 1,942,720
Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)(b) 385,000 357,816
2,300,536
Passenger Airlines - 0.6%
Air Canada
3.88%, 8/15/2026(b) 2,540,000 2,475,820
American Airlines, Inc.
5.50%, 4/20/2026(b) 1,789,583 1,788,560
7.25%, 2/15/2028(a)(b) 350,000 358,151
OneSky Flight LLC
8.88%, 12/15/2029(b) 2,000,000 2,048,820
United Airlines, Inc.
4.38%, 4/15/2026(b) 1,970,000 1,941,513
4.63%, 4/15/2029(b) 700,000 672,014
9,284,878
Personal Care Products - 0.7%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 4,200,000 4,353,523
Coty, Inc.
4.75%, 1/15/2029(b) 280,000 269,812
6.63%, 7/15/2030(a)(b) 850,000 868,135
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)(b) 245,000 229,328
Oriflame Investment Holding plc
5.13%, 5/4/2026(b) 1,530,000 159,102
Prestige Brands, Inc.
5.13%, 1/15/2028(a)(b) 675,000 665,680
3.75%, 4/1/2031(a)(b) 3,945,000 3,507,571
10,053,151
Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b) 200,000 193,730
Bausch Health Cos., Inc.
6.25%, 2/15/2029(b) 500,000 309,215
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 1.0% (continued)
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(b) $ 1,690,000 $ 1,496,490
HLF Financing Sarl LLC
12.25%, 4/15/2029(a)(b) 4,375,000 4,594,004
4.88%, 6/1/2029(a)(b) 4,775,000 3,228,519
Jazz Securities DAC
4.38%, 1/15/2029(a)(b) 285,000 271,479
Mallinckrodt International Finance SA
14.75%, 11/14/2028(b) 1,133,851 1,204,145
Organon & Co.
4.13%, 4/30/2028(b) 875,000 829,919
5.13%, 4/30/2031(b) 1,757,000 1,590,499
P&L Development LLC
+ 0.00%), 12.00%,
5/15/2029(b)(c)(g) 413,829 422,588
14,140,588
Professional Services - 0.6%
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)(b) 935,000 905,794
4.00%, 4/15/2029(b) 90,000 82,013
CoreLogic, Inc.
4.50%, 5/1/2028(b) 1,625,000 1,521,508
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(b) 215,000 208,978
KBR, Inc.
4.75%, 9/30/2028(a)(b) 267,000 253,922
Korn Ferry
4.63%, 12/15/2027(a)(b) 1,560,000 1,519,097
Science Applications International Corp.
4.88%, 4/1/2028(b) 1,343,000 1,301,004
TriNet Group, Inc.
3.50%, 3/1/2029(a)(b) 1,526,000 1,403,810
7.13%, 8/15/2031(a)(b) 1,000,000 1,026,277
VT Topco, Inc.
8.50%, 8/15/2030(b) 300,000 317,873
8,540,276
Real Estate Management & Development - 1.0%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(b) 1,400,000 1,136,252
5.25%, 4/15/2030(b) 1,450,000 1,122,854
7.00%, 4/15/2030(a)(b) 250,000 229,371
Five Point Operating Co. LP
10.50%, 1/15/2028(a)(b)(f) 2,890,000 2,950,174
Forestar Group, Inc.
3.85%, 5/15/2026(b) 881,000 860,623
5.00%, 3/1/2028(a)(b) 1,205,000 1,168,928
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(b) 650,000 688,443
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)(b) 572,000 555,621
4.13%, 2/1/2029(b) 430,000 395,081
4.38%, 2/1/2031(a)(b) 1,970,000 1,757,248
Hunt Cos., Inc.
5.25%, 4/15/2029(b) 1,205,000 1,156,092

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 1.0% (continued)
Kennedy-Wilson, Inc.
4.75%, 3/1/2029(a) $ 655,000 $ 605,532
4.75%, 2/1/2030(a) 650,000 585,011
5.00%, 3/1/2031 1,420,000 1,257,417
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) 3,213,750 —
14,468,647
Retail REITs - 0.3%
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)(b) 944,000 936,562
REIT, 4.50%, 4/1/2027(a)(b) 4,172,000 4,010,946
4,947,508
Semiconductors & Semiconductor Equipment - 0.0%(e)
Entegris, Inc.
4.75%, 4/15/2029(a)(b) 350,000 337,465
Software - 2.0%
Alteryx, Inc.
8.75%, 3/15/2028(b) 450,000 458,207
Central Parent LLC
8.00%, 6/15/2029(a)(b) 590,000 571,742
Central Parent, Inc.
7.25%, 6/15/2029(a)(b) 570,000 541,375
Cloud Software Group, Inc.
6.50%, 3/31/2029(b) 1,925,000 1,892,253
9.00%, 9/30/2029(b) 700,000 716,906
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(b) 305,000 302,826
6.50%, 10/15/2028(b) 615,000 621,631
Crowdstrike Holdings, Inc.
3.00%, 2/15/2029 2,235,000 2,052,456
Elastic NV
4.13%, 7/15/2029(a)(b) 345,000 322,643
Fair Isaac Corp.
5.25%, 5/15/2026(b) 500,000 500,733
4.00%, 6/15/2028(a)(b) 4,420,000 4,210,183
Gen Digital, Inc.
7.13%, 9/30/2030(b) 430,000 442,397
GoTo Group, Inc.
5.50%, 5/1/2028(b) 4,241,000 2,732,418
Helios Software Holdings, Inc.
4.63%, 5/1/2028(b) 1,401,000 1,291,447
8.75%, 5/1/2029(a)(b) 950,000 978,453
McAfee Corp.
7.38%, 2/15/2030(b) 2,210,000 2,177,265
Open Text Corp.
3.88%, 12/1/2029(a)(b) 580,000 531,827
Open Text Holdings, Inc.
4.13%, 2/15/2030(b) 696,000 638,201
4.13%, 12/1/2031(a)(b) 400,000 358,514
PTC, Inc.
4.00%, 2/15/2028(a)(b) 1,715,000 1,645,667
Rackspace Finance LLC
3.50%, 5/15/2028(b) 1,640,000 872,476
Rocket Software, Inc.
6.50%, 2/15/2029(b) 645,000 611,264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.0% (continued)
SS&C Technologies, Inc.
5.50%, 9/30/2027(b) $ 2,085,000 $ 2,079,566
6.50%, 6/1/2032(a)(b) 2,450,000 2,490,080
29,040,530
Specialized REITs - 0.8%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(b) 710,000 696,857
REIT, 5.25%, 3/15/2028(b) 1,550,000 1,523,229
REIT, 5.00%, 7/15/2028(b) 300,000 292,273
REIT, 7.00%, 2/15/2029(b) 860,000 884,535
REIT, 4.88%, 9/15/2029(a)(b) 575,000 551,221
REIT, 5.25%, 7/15/2030(a)(b) 3,265,000 3,140,068
REIT, 4.50%, 2/15/2031(b) 3,580,000 3,294,289
REIT, 5.63%, 7/15/2032(b) 194,000 187,029
SBA Communications Corp.
REIT, 3.88%, 2/15/2027(a) 295,000 285,441
REIT, 3.13%, 2/1/2029 145,000 131,921
10,986,863
Specialty Retail - 5.7%
Academy Ltd.
6.00%, 11/15/2027(b) 125,000 124,815
Arko Corp.
5.13%, 11/15/2029(b) 990,000 913,411
Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a)(b) 375,000 350,871
At Home Group, Inc.
4.88%, 7/15/2028(b) 1,640,000 673,554
Bath & Body Works, Inc.
6.95%, 3/1/2033 455,000 462,164
6.88%, 11/1/2035 480,000 495,316
6.75%, 7/1/2036(a) 1,135,000 1,159,004
7.60%, 7/15/2037 1,025,000 1,054,588
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(b)(c) 480,000 473,613
Carvana Co.
9.00%, 6/1/2031(a)(b)(c) 10,892,400 12,377,754
eG Global Finance plc
12.00%, 11/30/2028(b) 2,150,000 2,410,359
Evergreen Acqco 1 LP
9.75%, 4/26/2028(b) 1,446,000 1,518,072
Foot Locker, Inc.
4.00%, 10/1/2029(b) 120,000 102,928
Gap, Inc. (The)
3.63%, 10/1/2029(b) 1,640,000 1,491,851
3.88%, 10/1/2031(b) 1,548,000 1,357,677
Global Auto Holdings Ltd.
8.38%, 1/15/2029(b) 1,700,000 1,592,222
8.75%, 1/15/2032(a)(b) 1,300,000 1,150,161
Group 1 Automotive, Inc.
4.00%, 8/15/2028(b) 500,000 474,432
GYP Holdings III Corp.
4.63%, 5/1/2029(a)(b) 800,000 761,277
Ken Garff Automotive LLC
4.88%, 9/15/2028(b) 165,000 158,569

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 5.7% (continued)
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)(b) $ 823,000 $ 780,432
8.25%, 8/1/2031(b) 680,000 713,959
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)(b) 6,470,000 5,031,363
7.88%, 5/1/2029(b) 8,405,000 5,279,437
Murphy Oil USA, Inc.
5.63%, 5/1/2027 945,000 942,869
4.75%, 9/15/2029(a) 2,505,000 2,397,393
3.75%, 2/15/2031(b) 3,530,000 3,142,831
Park River Holdings, Inc.
5.63%, 2/1/2029(b) 570,000 487,447
6.75%, 8/1/2029(b) 480,000 425,977
Penske Automotive Group, Inc.
3.75%, 6/15/2029(a) 270,000 249,666
PetSmart, Inc.
4.75%, 2/15/2028(b) 4,415,000 4,231,395
7.75%, 2/15/2029(a)(b) 3,760,000 3,747,866
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) 425,000 400,284
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(b) 825,000 843,913
Staples, Inc.
10.75%, 9/1/2029(b) 13,900,000 13,622,609
12.75%, 1/15/2030(b) 5,570,000 4,352,333
Upbound Group, Inc.
6.38%, 2/15/2029(b) 2,455,000 2,404,797
Valvoline, Inc.
3.63%, 6/15/2031(b) 3,045,000 2,641,053
Victoria's Secret & Co.
4.63%, 7/15/2029(a)(b) 655,000 601,734
Victra Holdings LLC
8.75%, 9/15/2029(b) 2,250,000 2,382,662
83,782,658
Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(b) 1,750,000 1,811,575
Seagate HDD Cayman
3.13%, 7/15/2029 1,175,000 1,055,890
4.13%, 1/15/2031 150,000 137,131
9.63%, 12/1/2032 1,850,000 2,102,997
5.75%, 12/1/2034(a) 1,060,000 1,032,073
Western Digital Corp.
4.75%, 2/15/2026 1,200,000 1,192,936
Xerox Corp.
4.80%, 3/1/2035 1,947,000 1,188,770
6.75%, 12/15/2039(a) 1,175,000 793,911
Xerox Holdings Corp.
5.50%, 8/15/2028(a)(b) 4,100,000 3,495,525
8.88%, 11/30/2029(a)(b) 4,085,000 3,583,797
16,394,605
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 1,600,000 1,488,061
4.13%, 8/15/2031(a)(b) 2,165,000 1,902,069
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods - 0.6% (continued)
Hanesbrands, Inc.
9.00%, 2/15/2031(b) $ 410,000 $ 438,092
Kontoor Brands, Inc.
4.13%, 11/15/2029(a)(b) 1,825,000 1,696,386
S&S Holdings LLC
8.38%, 10/1/2031(a)(b) 1,575,000 1,580,453
William Carter Co. (The)
5.63%, 3/15/2027(b) 300,000 298,643
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 1,855,000 1,647,365
9,051,069
Tobacco - 0.0%(e)
Turning Point Brands, Inc.
5.63%, 2/15/2026(b) 220,000 219,397
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026(b) 305,000 301,971
4.13%, 5/15/2029(a)(b) 595,000 581,863
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(b) 765,000 740,445
Boise Cascade Co.
4.88%, 7/1/2030(a)(b) 155,000 146,904
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028(b) 850,000 830,832
7.88%, 12/1/2030(a)(b) 410,000 427,773
7.00%, 5/1/2031(a)(b) 500,000 506,736
5.88%, 4/15/2033(b) 1,000,000 956,772
Foundation Building Materials, Inc.
6.00%, 3/1/2029(b) 450,000 402,089
Imola Merger Corp.
4.75%, 5/15/2029(b) 2,730,000 2,603,716
United Rentals North America, Inc.
4.88%, 1/15/2028 475,000 468,429
7,967,530
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA
5.13%, 1/15/2028(b) 675,000 655,587
6.25%, 3/25/2029(b) 450,000 446,612
4.50%, 4/27/2031(b) 1,700,000 1,506,104
7.38%, 4/2/2032(b) 175,000 177,517
Rogers Communications, Inc.
5.25%, 3/15/2082(b)(d) 2,430,000 2,380,469
Sunrise HoldCo IV BV
5.50%, 1/15/2028(a)(b) 1,784,000 1,762,700
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(b) 265,000 229,455
4.75%, 7/15/2031(b) 1,170,000 1,027,958
7.75%, 4/15/2032(a)(b) 350,000 354,785
Vodafone Group plc
7.00%, 4/4/2079(d) 970,000 1,009,433

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.8% (continued)
Zegona Finance plc
8.63%, 7/15/2029(a)(b) $ 1,460,000 $ 1,558,550
11,109,170
Total Corporate Bonds
(Cost $1,413,341,827) 1,426,944,169
SECURITIES LENDING REINVESTMENTS - 12.6%(i)
REPURCHASE AGREEMENTS - 12.6%
CF Secured LLC
4.33%, dated 1/31/2025, due
2/3/2025, repurchase price
$104,824,475, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 2/15/2025 - 11/15/2054;
total market value $106,248,475 104,786,664 104,786,664
TD Prime Services LLC
4.43%, dated 1/31/2025, due
2/3/2025, repurchase price
$80,029,533, collateralized by
various Common Stocks; total
market value $87,547,325 80,000,000 80,000,000
184,786,664
Total Securities Lending Reinvestments
(Cost $184,786,664) 184,786,664
SHORT-TERM INVESTMENTS - 1.1%(j)
U.S. GOVERNMENT AGENCY SECURITIES - 1.1%
FHLB
Zero Coupon, 2/3/2025
(Cost $15,596,377) 15,600,000 15,594,533
Total Investments - 111.2%
(Cost $1,613,724,868) 1,627,325,366
Liabilities in excess of other assets - (11.2%) (164,432,530)
NET ASSETS - 100.0% $1,462,892,836
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan
at January 31, 2025 was $208,351,230, collateralized
in the form of cash with a value of $184,786,664 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $32,583,580 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.88%, and maturity dates ranging
from February 28, 2025 – February 15, 2053; a total
value of $217,370,244.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2025, the value of these securities amounted to
approximately $1,265,637,138 or 86.52% of net assets.
(c) Payment in-kind security.
(d) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(e) Represents less than 0.05% of net assets.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2025.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2025.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at January 31, 2025. The total
value of securities purchased was $184,786,664.
(j) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB  — Federal Home Loan Bank
REIT   — Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 97.5%
Securities Lending Reinvestments 12.6
Short-Term Investments 1.1
Others
(1)
(11.2)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 96.8%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,754
GXO Logistics, Inc.
6.50%, 5/6/2034 25,000 25,562
United Parcel Service, Inc.
5.20%, 4/1/2040 20,000 19,530
4.25%, 3/15/2049 70,000 57,051
5.05%, 3/3/2053 40,000 36,510
148,407
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/2049 45,000 39,013
3.10%, 12/1/2051 30,000 17,681
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 29,647
86,341
Banks - 12.6%
Bank of America Corp.
1.73%, 7/22/2027(a) 100,000 95,692
3.42%, 12/20/2028(a) 133,000 127,705
2.09%, 6/14/2029(a) 127,000 115,865
4.27%, 7/23/2029(a) 200,000 195,599
1.92%, 10/24/2031(a) 275,000 231,215
4.57%, 4/27/2033(a) 67,000 64,087
5.29%, 4/25/2034(a) 285,000 283,462
2.68%, 6/19/2041(a) 44,000 30,799
4.33%, 3/15/2050(a) 55,000 45,375
Bank of Montreal
3.09%, 1/10/2037(a) 120,000 99,766
Barclays plc
5.83%, 5/9/2027(a) 193,000 195,219
6.49%, 9/13/2029(a) 220,000 229,641
3.81%, 3/10/2042(a) 200,000 155,293
Citigroup, Inc.
3.20%, 10/21/2026 187,000 182,434
4.45%, 9/29/2027 417,000 412,365
3.98%, 3/20/2030(a) 187,000 179,217
2.67%, 1/29/2031(a) 107,000 95,154
4.41%, 3/31/2031(a) 100,000 96,517
2.57%, 6/3/2031(a) 73,000 64,134
3.06%, 1/25/2033(a) 102,000 88,148
5.83%, 2/13/2035(a) 150,000 149,177
8.13%, 7/15/2039 55,000 68,060
6.68%, 9/13/2043 92,000 100,543
HSBC Holdings plc
5.60%, 5/17/2028(a) 270,000 273,402
7.39%, 11/3/2028(a) 210,000 222,393
5.55%, 3/4/2030(a) 260,000 263,051
6.50%, 9/15/2037 50,000 52,452
ING Groep NV
4.02%, 3/28/2028(a) 200,000 196,334
JPMorgan Chase & Co.
1.58%, 4/22/2027(a) 70,000 67,417
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 12.6% (continued)
JPMorgan Chase & Co. (continued)
3.78%, 2/1/2028(a) $ 100,000 $ 98,124
6.09%, 10/23/2029(a) 130,000 135,239
4.45%, 12/5/2029(a) 100,000 98,457
5.58%, 4/22/2030(a) 455,000 464,631
4.57%, 6/14/2030(a) 100,000 98,412
5.00%, 7/22/2030(a) 105,000 104,897
2.58%, 4/22/2032(a) 14,000 12,116
5.34%, 1/23/2035(a) 160,000 159,621
Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a) 275,000 272,298
Royal Bank of Canada
5.00%, 2/1/2033 70,000 69,108
5.00%, 5/2/2033 30,000 29,606
5.15%, 2/1/2034 215,000 213,819
6,136,844
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 70,000 69,023
5.45%, 1/23/2039 62,000 61,791
4.35%, 6/1/2040 140,000 124,525
5.55%, 1/23/2049 60,000 58,859
5.80%, 1/23/2059 42,000 42,561
Diageo Capital plc
5.30%, 10/24/2027 280,000 284,900
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 19,386
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 67,090
2.63%, 7/29/2029 30,000 27,559
1.95%, 10/21/2031 30,000 25,093
3.50%, 3/19/2040 133,000 107,249
2.63%, 10/21/2041 30,000 20,886
4.65%, 2/15/2053 40,000 34,896
5.25%, 7/17/2054 10,000 9,580
3.88%, 3/19/2060 5,000 3,734
957,132
Biotechnology - 1.1%
Amgen, Inc.
4.05%, 8/18/2029 26,000 25,110
3.15%, 2/21/2040 20,000 14,960
2.80%, 8/15/2041 26,000 18,230
5.60%, 3/2/2043 120,000 117,652
4.66%, 6/15/2051 284,000 239,713
4.88%, 3/1/2053 26,000 22,506
2.77%, 9/1/2053 14,000 8,189
5.75%, 3/2/2063 5,000 4,824
Biogen, Inc.
2.25%, 5/1/2030 10,000 8,709
3.15%, 5/1/2050 43,000 27,104
3.25%, 2/15/2051 20,000 12,792
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 45,141

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 1.1% (continued)
Regeneron Pharmaceuticals, Inc. (continued)
2.80%, 9/15/2050 $ 20,000 $ 11,740
556,670
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 136,185
eBay, Inc.
2.70%, 3/11/2030 50,000 44,997
2.60%, 5/10/2031 30,000 26,061
6.30%, 11/22/2032 35,000 37,220
244,463
Building Products - 0.6%
Carrier Global Corp.
2.72%, 2/15/2030 20,000 17,947
6.20%, 3/15/2054 50,000 52,989
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 25,716
4.50%, 3/25/2052 10,000 7,841
Johnson Controls International plc
5.50%, 4/19/2029 20,000 20,404
4.63%, 7/2/2044(b) 33,000 28,443
Owens Corning
4.30%, 7/15/2047 26,000 20,905
5.95%, 6/15/2054 15,000 15,043
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 110,000 105,742
5.25%, 3/3/2033 10,000 10,061
Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048 7,000 5,821
310,912
Capital Markets - 9.8%
Ameriprise Financial, Inc.
5.70%, 12/15/2028 50,000 51,727
Apollo Debt Solutions BDC
6.90%, 4/13/2029(c) 40,000 41,631
Ares Capital Corp.
7.00%, 1/15/2027 70,000 72,414
5.95%, 7/15/2029 30,000 30,409
Ares Strategic Income Fund
6.35%, 8/15/2029(c) 10,000 10,188
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 7,000 6,678
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 64,808
3.99%, 6/13/2028(a) 77,000 75,747
4.60%, 7/26/2030(a) 33,000 32,598
4.29%, 6/13/2033(a) 20,000 18,877
5.19%, 3/14/2035(a) 105,000 104,017
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,738
7.00%, 2/15/2029 10,000 10,278
BlackRock Funding, Inc.
4.70%, 3/14/2029 200,000 200,875
Blackrock, Inc.
2.40%, 4/30/2030 20,000 17,831
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.8% (continued)
Blackrock, Inc. (continued)
4.75%, 5/25/2033 $ 35,000 $ 34,368
Brookfield Finance, Inc.
2.72%, 4/15/2031 200,000 174,928
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 8,861
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a) 901,000 893,017
5.73%, 4/25/2030(a) 200,000 204,360
2.38%, 7/21/2032(a) 17,000 14,331
3.10%, 2/24/2033(a) 70,000 60,764
6.75%, 10/1/2037 112,000 120,336
4.41%, 4/23/2039(a) 100,000 88,561
3.44%, 2/24/2043(a) 135,000 101,504
Golub Capital Private Credit Fund
5.80%, 9/12/2029(c) 10,000 9,862
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,436
HPS Corporate Lending Fund
6.75%, 1/30/2029(c) 10,000 10,312
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034(c) 10,000 9,541
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,724
Moody's Corp.
2.00%, 8/19/2031 20,000 16,675
2.75%, 8/19/2041 43,000 29,606
3.75%, 2/25/2052 15,000 10,993
Morgan Stanley
3.13%, 7/27/2026 325,000 318,249
5.12%, 2/1/2029(a) 133,000 133,770
2.70%, 1/22/2031(a) 133,000 118,887
2.24%, 7/21/2032(a) 30,000 25,092
5.25%, 4/21/2034(a) 185,000 182,751
5.42%, 7/21/2034(a) 89,000 89,002
5.83%, 4/19/2035(a) 50,000 51,144
5.30%, 4/20/2037(a) 33,000 32,210
5.94%, 2/7/2039(a) 30,000 30,213
5.60%, 3/24/2051(a) 228,000 225,698
Morgan Stanley Direct Lending Fund
6.15%, 5/17/2029(c) 10,000 10,055
Nasdaq, Inc.
3.85%, 6/30/2026 50,000 49,475
5.35%, 6/28/2028 70,000 71,141
5.55%, 2/15/2034 40,000 40,471
3.95%, 3/7/2052 7,000 5,195
6.10%, 6/28/2063 20,000 20,362
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,319
S&P Global, Inc.
2.45%, 3/1/2027 80,000 76,659
1.25%, 8/15/2030 50,000 41,507
2.90%, 3/1/2032 50,000 43,669
4.50%, 5/15/2048 24,000 20,148
3.70%, 3/1/2052 30,000 22,269

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.8% (continued)
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 $ 20,000 $ 20,233
State Street Corp.
5.82%, 11/4/2028(a) 50,000 51,472
2.40%, 1/24/2030 88,000 78,972
6.12%, 11/21/2034(a) 50,000 52,167
UBS AG
1.25%, 6/1/2026 200,000 191,503
5.65%, 9/11/2028 200,000 205,335
4,773,963
Chemicals - 1.3%
Albemarle Corp.
5.05%, 6/1/2032 20,000 19,075
5.45%, 12/1/2044 10,000 8,957
Dow Chemical Co. (The)
5.15%, 2/15/2034 50,000 48,908
5.55%, 11/30/2048 35,000 32,808
6.90%, 5/15/2053 54,000 59,333
Ecolab, Inc.
4.80%, 3/24/2030 33,000 33,031
1.30%, 1/30/2031 63,000 51,464
3.95%, 12/1/2047 20,000 15,921
FMC Corp.
5.15%, 5/18/2026 100,000 100,372
3.45%, 10/1/2029 40,000 36,988
5.65%, 5/18/2033 5,000 4,992
6.38%, 5/18/2053 5,000 4,983
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 17,000 14,524
Linde, Inc.
1.10%, 8/10/2030 50,000 41,540
Nutrien Ltd.
5.40%, 6/21/2034 20,000 19,903
5.88%, 12/1/2036 20,000 20,422
6.13%, 1/15/2041 25,000 25,724
5.25%, 1/15/2045 57,000 52,509
PPG Industries, Inc.
3.75%, 3/15/2028 30,000 29,194
620,648
Commercial Services & Supplies - 0.6%
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 30,170
Waste Management, Inc.
4.88%, 2/15/2029 30,000 30,248
4.63%, 2/15/2030 210,000 208,912
4.15%, 7/15/2049 10,000 8,105
277,435
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 6/15/2029 20,000 20,376
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 24,491
44,867
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 5.1%
Ally Financial, Inc.
6.99%, 6/13/2029(a) $ 80,000 $ 83,930
6.85%, 1/3/2030(a) 40,000 41,820
American Express Co.
3.13%, 5/20/2026 50,000 49,110
3.30%, 5/3/2027 50,000 48,612
5.28%, 7/27/2029(a) 100,000 101,375
4.42%, 8/3/2033(a) 65,000 61,863
5.63%, 7/28/2034(a) 60,000 60,694
4.05%, 12/3/2042 14,000 11,804
Capital One Financial Corp.
6.38%, 6/8/2034(a) 40,000 41,751
Ford Motor Credit Co. LLC
6.95%, 6/10/2026 400,000 408,572
5.13%, 11/5/2026 200,000 199,738
7.20%, 6/10/2030 400,000 421,867
General Motors Financial Co., Inc.
6.00%, 1/9/2028 33,000 33,904
5.85%, 4/6/2030 63,000 64,474
3.10%, 1/12/2032 67,000 57,502
6.40%, 1/9/2033 145,000 150,338
6.10%, 1/7/2034 35,000 35,460
John Deere Capital Corp.
5.15%, 9/8/2026 140,000 141,559
4.90%, 6/11/2027 50,000 50,462
4.85%, 6/11/2029 40,000 40,265
4.70%, 6/10/2030 50,000 49,955
4.40%, 9/8/2031 130,000 126,331
4.35%, 9/15/2032 87,000 83,878
Series I, 5.15%, 9/8/2033 40,000 40,336
5.10%, 4/11/2034 20,000 19,982
Synchrony Financial
2.88%, 10/28/2031 44,000 36,989
2,462,571
Consumer Staples Distribution & Retail - 0.7%
Kroger Co. (The)
5.40%, 1/15/2049 28,000 26,376
3.95%, 1/15/2050 64,000 48,070
5.65%, 9/15/2064 70,000 65,573
Target Corp.
2.65%, 9/15/2030 187,000 167,759
3.90%, 11/15/2047 10,000 7,816
4.80%, 1/15/2053 47,000 42,023
357,617
Containers & Packaging - 0.6%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 11,625
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 9,978
2.65%, 4/30/2030 10,000 8,912
5.75%, 3/15/2033 14,000 14,362
Berry Global, Inc.
1.65%, 1/15/2027 30,000 28,200
5.50%, 4/15/2028 40,000 40,415

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 0.6% (continued)
Smurfit Kappa Treasury ULC
5.20%, 1/15/2030(c) $ 200,000 $ 201,180
314,672
Diversified REITs - 0.4%
Digital Realty Trust LP
REIT, 5.55%, 1/15/2028 30,000 30,529
REIT, 4.45%, 7/15/2028 33,000 32,496
REIT, 3.60%, 7/1/2029 10,000 9,468
Simon Property Group LP
REIT, 2.65%, 7/15/2030 80,000 71,340
REIT, 6.75%, 2/1/2040 17,000 18,819
REIT, 5.85%, 3/8/2053 17,000 17,115
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 16,590
196,357
Diversified Telecommunication Services - 2.7%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 80,000 93,104
Telefonica Emisiones SA
4.90%, 3/6/2048 150,000 126,494
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 378,899
2.36%, 3/15/2032 237,000 197,156
5.05%, 5/9/2033 55,000 54,370
2.65%, 11/20/2040 161,000 110,605
3.40%, 3/22/2041 244,000 185,222
4.86%, 8/21/2046 50,000 44,538
3.88%, 3/1/2052 154,000 113,861
2.99%, 10/30/2056 39,000 23,165
1,327,414
Electric Utilities - 4.5%
Avangrid, Inc.
3.80%, 6/1/2029 14,000 13,307
Connecticut Light and Power Co. (The)
4.65%, 1/1/2029 25,000 24,941
Series A, 2.05%, 7/1/2031 117,000 98,090
4.00%, 4/1/2048 57,000 44,729
5.25%, 1/15/2053 10,000 9,413
Edison International
4.13%, 3/15/2028 150,000 139,322
Enel Americas SA
4.00%, 10/25/2026 7,000 6,901
Enel Chile SA
4.88%, 6/12/2028 20,000 19,874
Entergy Mississippi LLC
5.85%, 6/1/2054 110,000 110,212
Eversource Energy
4.60%, 7/1/2027 167,000 166,205
Series R, 1.65%, 8/15/2030 17,000 14,192
3.45%, 1/15/2050 40,000 27,524
Exelon Corp.
5.30%, 3/15/2033 10,000 9,982
5.45%, 3/15/2034 20,000 20,009
4.95%, 6/15/2035 70,000 66,054
4.45%, 4/15/2046 53,000 44,021
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.5% (continued)
NextEra Energy Capital Holdings, Inc.
6.70%, 9/1/2054(a) $ 270,000 $ 274,372
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 48,318
Pacific Gas and Electric Co.
6.10%, 1/15/2029 130,000 131,857
4.50%, 7/1/2040 60,000 49,612
4.20%, 6/1/2041 168,000 132,139
3.95%, 12/1/2047 200,000 142,693
6.70%, 4/1/2053 10,000 10,288
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,248
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 14,532
5.20%, 3/1/2034 20,000 19,985
3.60%, 12/1/2047 77,000 56,887
4.05%, 5/1/2048 60,000 47,718
5.45%, 3/1/2054 65,000 62,800
5.30%, 8/1/2054 10,000 9,396
Southern California Edison Co.
5.65%, 10/1/2028 40,000 40,370
5.95%, 11/1/2032 67,000 67,458
5.20%, 6/1/2034 100,000 95,473
Series C, 4.13%, 3/1/2048 33,000 24,505
Series E, 5.45%, 6/1/2052 75,000 66,704
System Energy Resources, Inc.
6.00%, 4/15/2028 50,000 51,545
2,168,676
Electrical Equipment - 0.1%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 48,999
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,250
68,249
Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
6.00%, 1/15/2028 70,000 71,702
Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 45,000 35,451
Halliburton Co.
2.92%, 3/1/2030 20,000 18,091
5.00%, 11/15/2045 70,000 62,473
Patterson-UTI Energy, Inc.
7.15%, 10/1/2033 10,000 10,467
Schlumberger Investment SA
4.85%, 5/15/2033 30,000 29,251
5.00%, 6/1/2034 10,000 9,793
165,526
Entertainment - 0.7%
Walt Disney Co. (The)
6.40%, 12/15/2035 97,000 106,350
3.50%, 5/13/2040 5,000 4,019
7.75%, 12/1/2045 54,000 68,558
4.75%, 11/15/2046 107,000 95,212

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.7% (continued)
Walt Disney Co. (The) (continued)
3.60%, 1/13/2051 $ 10,000 $ 7,336
3.80%, 5/13/2060 50,000 36,368
317,843
Financial Services - 1.7%
Corebridge Financial, Inc.
4.35%, 4/5/2042 10,000 8,341
6.88%, 12/15/2052(a) 7,000 7,199
6.38%, 9/15/2054(a) 50,000 49,438
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 44,554
5.00%, 4/20/2048 4,000 3,581
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/2034(c) 10,000 9,734
Mastercard, Inc.
3.30%, 3/26/2027 100,000 97,798
2.95%, 6/1/2029 96,000 89,746
2.00%, 11/18/2031 33,000 27,598
4.85%, 3/9/2033 60,000 59,516
3.95%, 2/26/2048 15,000 12,055
2.95%, 3/15/2051 30,000 19,476
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 94,173
5.05%, 6/1/2052 30,000 27,581
Shell International Finance BV
3.88%, 11/13/2028 70,000 68,210
6.38%, 12/15/2038 60,000 65,515
3.00%, 11/26/2051 110,000 69,624
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,522
4.70%, 1/23/2048(a) 30,000 28,394
Woodside Finance Ltd.
5.70%, 9/12/2054 25,000 23,275
815,330
Food Products - 0.9%
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 49,051
2.38%, 4/24/2030 17,000 14,941
4.80%, 3/15/2048 20,000 17,198
Conagra Brands, Inc.
5.40%, 11/1/2048 40,000 36,252
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,012
4.70%, 4/17/2048 40,000 34,451
Hershey Co. (The)
4.25%, 5/4/2028 20,000 19,890
1.70%, 6/1/2030 32,000 27,388
3.13%, 11/15/2049 10,000 6,658
2.65%, 6/1/2050 10,000 5,968
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 25,975
Ingredion, Inc.
2.90%, 6/1/2030 33,000 29,757
3.90%, 6/1/2050 10,000 7,407
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.9% (continued)
JBS USA Holding Lux Sarl
6.50%, 12/1/2052 $ 70,000 $ 71,367
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 43,576
2.63%, 9/4/2050 50,000 29,226
437,117
Gas Utilities - 0.4%
Southern California Gas Co.
2.95%, 4/15/2027 187,000 179,767
Washington Gas Light Co.
3.65%, 9/15/2049 20,000 14,230
193,997
Ground Transportation - 1.6%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,571
4.45%, 1/20/2049 92,000 78,593
4.40%, 8/5/2052 7,000 5,899
CSX Corp.
2.40%, 2/15/2030 63,000 56,141
5.20%, 11/15/2033 60,000 60,416
4.30%, 3/1/2048 82,000 67,871
3.80%, 4/15/2050 33,000 24,956
4.65%, 3/1/2068 3,000 2,470
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 30,000 29,775
Norfolk Southern Corp.
5.95%, 3/15/2064 105,000 107,269
Ryder System, Inc.
6.60%, 12/1/2033 50,000 54,014
Union Pacific Corp.
4.50%, 1/20/2033 80,000 77,215
2.89%, 4/6/2036 40,000 32,409
4.50%, 9/10/2048 55,000 46,760
4.30%, 3/1/2049 20,000 16,540
5.15%, 1/20/2063 130,000 117,977
788,876
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
1.40%, 6/30/2030 98,000 83,218
4.90%, 11/30/2046 98,000 91,505
Baxter International, Inc.
1.73%, 4/1/2031 50,000 41,053
3.13%, 12/1/2051 78,000 48,882
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 44,917
1.96%, 2/11/2031 50,000 41,982
3.79%, 5/20/2050 50,000 37,196
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030 120,000 124,532
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 59,472
4.50%, 3/30/2033 5,000 4,814
Smith & Nephew plc
5.40%, 3/20/2034 30,000 29,913

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.5% (continued)
Stryker Corp.
4.63%, 9/11/2034 $ 90,000 $ 85,976
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 30,000 28,018
721,478
Health Care Providers & Services - 4.7%
Aetna, Inc.
3.88%, 8/15/2047 40,000 28,368
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 28,853
Cencora, Inc.
2.70%, 3/15/2031 50,000 43,724
5.13%, 2/15/2034 30,000 29,459
Centene Corp.
2.45%, 7/15/2028 150,000 135,820
2.63%, 8/1/2031 80,000 66,198
Cigna Group (The)
4.38%, 10/15/2028 60,000 58,962
5.25%, 2/15/2034 20,000 19,665
4.80%, 8/15/2038 90,000 81,794
6.13%, 11/15/2041 33,000 33,649
3.88%, 10/15/2047 24,000 17,662
4.90%, 12/15/2048 67,000 57,415
3.40%, 3/15/2051 79,000 52,087
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,156
4.30%, 3/25/2028 100,000 97,642
5.25%, 2/21/2033 80,000 77,702
4.78%, 3/25/2038 190,000 166,887
5.05%, 3/25/2048 174,000 145,436
6.05%, 6/1/2054 30,000 28,571
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 43,689
4.10%, 5/15/2032 164,000 152,761
4.75%, 2/15/2033 20,000 19,285
4.55%, 3/1/2048 32,000 26,337
3.70%, 9/15/2049 30,000 21,393
3.60%, 3/15/2051 52,000 36,189
6.10%, 10/15/2052 14,000 14,194
5.13%, 2/15/2053 20,000 17,739
5.65%, 6/15/2054 40,000 38,228
HCA, Inc.
5.45%, 4/1/2031 20,000 20,098
3.63%, 3/15/2032 133,000 118,460
7.50%, 11/6/2033 77,000 85,277
5.60%, 4/1/2034 80,000 79,292
4.38%, 3/15/2042 15,000 12,307
5.25%, 6/15/2049 20,000 17,521
4.63%, 3/15/2052 87,000 68,831
6.00%, 4/1/2054 15,000 14,477
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 50,000 47,978
4.35%, 4/1/2030 10,000 9,699
2.70%, 6/1/2031 50,000 43,332
4.80%, 10/1/2034 25,000 23,696
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.7% (continued)
Quest Diagnostics, Inc.
4.20%, 6/30/2029 $ 43,000 $ 41,846
2.95%, 6/30/2030 50,000 45,218
2.80%, 6/30/2031 10,000 8,751
6.40%, 11/30/2033 10,000 10,747
UnitedHealth Group, Inc.
6.05%, 2/15/2063 20,000 20,375
5.75%, 7/15/2064 70,000 68,100
2,307,870
Health Care REITs - 0.7%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 155,410
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 28,644
REIT, 2.40%, 3/15/2030 20,000 17,282
REIT, 2.05%, 3/15/2031 7,000 5,713
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 18,752
Ventas Realty LP
REIT, 4.00%, 3/1/2028 33,000 32,208
REIT, 3.00%, 1/15/2030 48,000 43,550
REIT, 4.75%, 11/15/2030 30,000 29,415
REIT, 5.00%, 1/15/2035 20,000 19,137
350,111
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
Series F, REIT, 4.50%,
2/1/2026 50,000 49,753
Series I, REIT, 3.50%,
9/15/2030 10,000 9,100
Series J, REIT, 2.90%,
12/15/2031 10,000 8,559
REIT, 5.50%, 4/15/2035 20,000 19,470
86,882
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.
3.90%, 8/8/2029 70,000 65,132
6.20%, 8/15/2034 10,000 10,070
Marriott International, Inc.
5.45%, 9/15/2026 50,000 50,574
5.00%, 10/15/2027 20,000 20,163
4.90%, 4/15/2029 30,000 29,985
Series HH, 2.85%, 4/15/2031 63,000 55,397
Series II, 2.75%, 10/15/2033 3,000 2,464
5.30%, 5/15/2034 40,000 39,643
McDonald's Corp.
3.50%, 7/1/2027 130,000 126,838
4.70%, 12/9/2035 33,000 31,614
4.88%, 12/9/2045 33,000 29,690
4.45%, 9/1/2048 30,000 25,128
3.63%, 9/1/2049 99,000 71,865
5.15%, 9/9/2052 7,000 6,441
565,004

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.4%
Leggett & Platt, Inc.
4.40%, 3/15/2029 $ 15,000 $ 14,218
3.50%, 11/15/2051 10,000 6,188
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,372
3.63%, 5/15/2030 7,000 6,514
NVR, Inc.
3.00%, 5/15/2030 14,000 12,631
PulteGroup, Inc.
5.00%, 1/15/2027 76,000 76,264
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 18,866
Whirlpool Corp.
4.75%, 2/26/2029 50,000 49,165
4.60%, 5/15/2050 20,000 15,011
211,229
Household Products - 0.2%
Procter & Gamble Co. (The)
4.55%, 1/29/2034 105,000 102,653
Independent Power and Renewable Electricity Producers - 0.4%
Constellation Energy Generation LLC
5.60%, 3/1/2028 80,000 81,578
5.80%, 3/1/2033 60,000 61,181
6.13%, 1/15/2034 40,000 41,586
184,345
Industrial REITs - 0.4%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 10,000 9,634
Prologis LP
REIT, 4.88%, 6/15/2028 60,000 60,298
REIT, 4.63%, 1/15/2033 47,000 45,360
REIT, 5.13%, 1/15/2034 44,000 43,428
REIT, 5.00%, 1/31/2035 30,000 29,344
REIT, 4.38%, 9/15/2048 7,000 5,807
REIT, 3.00%, 4/15/2050 23,000 14,895
208,766
Insurance - 3.2%
Aflac, Inc.
3.60%, 4/1/2030 53,000 49,944
4.75%, 1/15/2049 10,000 8,682
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,183
5.25%, 3/30/2033 40,000 39,807
3.85%, 8/10/2049 26,000 19,349
American International Group, Inc.
5.13%, 3/27/2033 15,000 14,863
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 8,862
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 14,230
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 20,058
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 27,000 25,219
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.2% (continued)
Brighthouse Financial, Inc.
4.70%, 6/22/2047 $ 20,000 $ 15,840
3.85%, 12/22/2051 5,000 3,287
Brown & Brown, Inc.
5.65%, 6/11/2034 40,000 39,972
CNO Financial Group, Inc.
6.45%, 6/15/2034 15,000 15,517
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 18,375
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 19,657
3.20%, 9/17/2051 14,000 8,546
First American Financial Corp.
2.40%, 8/15/2031 20,000 16,561
Globe Life, Inc.
5.85%, 9/15/2034 10,000 10,060
Hartford Financial Services Group, Inc. (The)
4.40%, 3/15/2048 5,000 4,161
3.60%, 8/19/2049 43,000 31,169
2.90%, 9/15/2051 14,000 8,699
Kemper Corp.
3.80%, 2/23/2032 5,000 4,419
Lincoln National Corp.
3.05%, 1/15/2030 20,000 18,122
4.35%, 3/1/2048 38,000 29,658
4.38%, 6/15/2050 10,000 7,791
Manulife Financial Corp.
4.06%, 2/24/2032(a) 50,000 48,859
3.70%, 3/16/2032 37,000 33,850
MetLife, Inc.
4.55%, 3/23/2030 90,000 88,944
5.38%, 7/15/2033 15,000 15,171
5.30%, 12/15/2034 10,000 9,950
10.75%, 8/1/2039 33,000 43,946
4.60%, 5/13/2046 56,000 48,662
5.00%, 7/15/2052 33,000 29,744
5.25%, 1/15/2054 24,000 22,413
Primerica, Inc.
2.80%, 11/19/2031 10,000 8,563
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 31,475
2.13%, 6/15/2030 58,000 50,177
5.38%, 3/15/2033 10,000 10,049
5.50%, 3/15/2053 8,000 7,607
Progressive Corp. (The)
4.20%, 3/15/2048 70,000 56,961
Prudential Financial, Inc.
1.50%, 3/10/2026 100,000 96,903
3.00%, 3/10/2040 23,000 16,956
4.50%, 9/15/2047(a) 50,000 48,336
3.91%, 12/7/2047 45,000 34,465
4.35%, 2/25/2050 33,000 26,782
5.13%, 3/1/2052(a) 30,000 28,284
6.00%, 9/1/2052(a) 47,000 46,849

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.2% (continued)
Prudential Funding Asia plc
3.13%, 4/14/2030 $ 15,000 $ 13,733
3.63%, 3/24/2032 10,000 9,078
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 20,000 20,151
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,087
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 70,000 55,599
4.05%, 3/7/2048 8,000 6,315
4.10%, 3/4/2049 5,000 3,968
5.45%, 5/25/2053 37,000 35,746
Unum Group
4.00%, 6/15/2029 40,000 38,395
4.13%, 6/15/2051 24,000 17,916
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,456
3.15%, 9/30/2061 30,000 17,712
Willis North America, Inc.
5.35%, 5/15/2033 30,000 29,822
5.90%, 3/5/2054 20,000 19,619
1,559,574
Interactive Media & Services - 1.0%
Alphabet, Inc.
0.80%, 8/15/2027 317,000 290,700
1.10%, 8/15/2030 10,000 8,348
1.90%, 8/15/2040 7,000 4,581
2.05%, 8/15/2050 60,000 33,364
Meta Platforms, Inc.
5.40%, 8/15/2054 40,000 38,809
5.75%, 5/15/2063 83,000 83,348
5.55%, 8/15/2064 10,000 9,713
468,863
IT Services - 0.8%
Amdocs Ltd.
2.54%, 6/15/2030 10,000 8,778
Genpact Luxembourg Sarl
6.00%, 6/4/2029 10,000 10,262
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034 100,000 97,312
International Business Machines Corp.
3.30%, 5/15/2026 150,000 147,616
4.15%, 5/15/2039 100,000 86,087
2.85%, 5/15/2040 72,000 51,596
401,651
Leisure Products - 0.2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 22,809
5.10%, 4/1/2052 20,000 15,688
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,110
6.35%, 3/15/2040 10,000 10,121
79,728
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 0.7%
AGCO Corp.
5.80%, 3/21/2034 $ 10,000 $ 10,039
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,752
Cummins, Inc.
5.15%, 2/20/2034 30,000 30,084
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 38,690
5.31%, 6/15/2031 80,000 80,817
Otis Worldwide Corp.
3.11%, 2/15/2040 40,000 30,139
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,721
4.85%, 11/15/2048 10,000 8,531
2.75%, 11/15/2050 22,000 12,634
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(b) 52,000 51,600
5.61%, 3/11/2034 10,000 10,109
Xylem, Inc.
1.95%, 1/30/2028 20,000 18,441
2.25%, 1/30/2031 17,000 14,606
336,163
Marine Transportation - 0.0%(d)
Kirby Corp.
4.20%, 3/1/2028 20,000 19,524
Media - 2.1%
Comcast Corp.
2.65%, 2/1/2030 247,000 222,397
4.65%, 2/15/2033 67,000 64,588
4.60%, 10/15/2038 20,000 18,068
3.25%, 11/1/2039 70,000 53,149
4.00%, 3/1/2048 114,000 86,894
2.89%, 11/1/2051 387,000 232,978
5.35%, 5/15/2053 10,000 9,174
2.99%, 11/1/2063 170,000 95,202
5.50%, 5/15/2064 3,000 2,762
Fox Corp.
4.71%, 1/25/2029 50,000 49,549
5.48%, 1/25/2039 20,000 19,054
5.58%, 1/25/2049 55,000 51,048
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 30,000 22,215
Paramount Global
4.95%, 1/15/2031 25,000 23,682
4.38%, 3/15/2043 30,000 22,316
5.25%, 4/1/2044 30,000 24,166
4.95%, 5/19/2050 40,000 30,751
1,027,993
Metals & Mining - 0.8%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2033 130,000 130,347
Newmont Corp.
3.25%, 5/13/2030 60,000 55,460
2.60%, 7/15/2032 10,000 8,504
5.88%, 4/1/2035 57,000 58,823

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 0.8% (continued)
Newmont Corp. (continued)
5.75%, 11/15/2041 $ 10,000 $ 9,954
4.20%, 5/13/2050 25,000 20,118
Nucor Corp.
4.30%, 5/23/2027 20,000 19,864
2.70%, 6/1/2030 30,000 26,920
3.13%, 4/1/2032 33,000 29,010
4.40%, 5/1/2048 8,000 6,606
2.98%, 12/15/2055 14,000 8,345
373,951
Multi-Utilities - 1.6%
Algonquin Power & Utilities Corp.
5.37%, 6/15/2026(b) 20,000 20,100
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(a) 10,000 10,200
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030 80,000 74,592
2.40%, 6/15/2031 50,000 43,050
5.20%, 3/1/2033 10,000 10,012
5.50%, 3/15/2034 50,000 50,729
Series E, 4.65%, 12/1/2048 22,000 18,728
6.15%, 11/15/2052 7,000 7,297
5.90%, 11/15/2053 10,000 10,093
5.70%, 5/15/2054 30,000 29,520
4.50%, 5/15/2058 67,000 53,568
3.60%, 6/15/2061 23,000 15,622
Dominion Energy, Inc.
Series B, 7.00%, 6/1/2054(a) 50,000 52,885
National Grid plc
5.60%, 6/12/2028 15,000 15,315
5.81%, 6/12/2033 25,000 25,473
NiSource, Inc.
6.95%, 11/30/2054(a) 35,000 35,692
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 63,000 64,720
1.60%, 8/15/2030 10,000 8,350
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 16,696
2.95%, 8/15/2051 87,000 55,141
5.55%, 4/15/2054 10,000 9,488
Sempra
3.70%, 4/1/2029 50,000 47,404
5.50%, 8/1/2033 20,000 19,908
3.80%, 2/1/2038 66,000 53,651
4.00%, 2/1/2048 33,000 24,370
772,604
Office REITs - 0.5%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 70,696
REIT, 2.45%, 10/1/2033 33,000 25,484
REIT, 5.75%, 1/15/2035 20,000 19,577
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 10,000 8,883
REIT, 2.75%, 4/15/2031 20,000 17,265
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0.5% (continued)
Cousins Properties LP
REIT, 5.88%, 10/1/2034 $ 10,000 $ 10,051
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 30,000 26,481
REIT, 7.65%, 2/1/2034 10,000 11,091
Kilroy Realty LP
REIT, 4.75%, 12/15/2028 30,000 29,301
REIT, 6.25%, 1/15/2036 17,000 16,750
Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030 10,000 8,597
REIT, 2.75%, 4/1/2032 7,000 5,553
249,729
Oil, Gas & Consumable Fuels - 6.8%
Boardwalk Pipelines LP
3.40%, 2/15/2031 40,000 35,793
BP Capital Markets America, Inc.
3.06%, 6/17/2041 20,000 14,485
3.00%, 3/17/2052 160,000 100,205
3.38%, 2/8/2061 100,000 63,621
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 157,000 140,246
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 17,000 15,986
2.74%, 12/31/2039 70,000 55,675
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 28,423
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045 10,000 9,633
DCP Midstream Operating LP
3.25%, 2/15/2032 60,000 51,555
Devon Energy Corp.
5.20%, 9/15/2034 100,000 94,863
Enbridge, Inc.
6.20%, 11/15/2030 10,000 10,496
5.63%, 4/5/2034 80,000 80,231
6.70%, 11/15/2053 75,000 80,921
5.95%, 4/5/2054 5,000 4,919
5.50%, 7/15/2077(a) 50,000 48,681
8.50%, 1/15/2084(a) 50,000 55,367
EnLink Midstream LLC
5.38%, 6/1/2029 10,000 10,049
5.65%, 9/1/2034 10,000 9,958
EnLink Midstream Partners LP
5.45%, 6/1/2047 20,000 17,954
Enterprise Products Operating LLC
5.55%, 2/16/2055 110,000 105,772
5.38%, 2/15/2078(a) 20,000 19,466
EQT Corp.
5.75%, 2/1/2034 20,000 20,009
Hess Corp.
6.00%, 1/15/2040 27,000 28,109
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 11,773
5.20%, 6/1/2033 75,000 73,292
5.40%, 2/1/2034 130,000 128,100

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.8% (continued)
Kinder Morgan, Inc. (continued)
5.55%, 6/1/2045 $ 33,000 $ 30,739
5.20%, 3/1/2048 27,000 23,873
3.60%, 2/15/2051 10,000 6,762
5.45%, 8/1/2052 35,000 31,832
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,102
4.50%, 4/1/2048 58,000 45,453
Occidental Petroleum Corp.
6.13%, 1/1/2031 70,000 71,812
7.88%, 9/15/2031 55,000 61,099
6.45%, 9/15/2036 65,000 66,680
Zero Coupon, 10/10/2036 50,000 27,937
6.60%, 3/15/2046 30,000 30,234
6.05%, 10/1/2054 5,000 4,716
ONEOK, Inc.
6.10%, 11/15/2032 25,000 25,882
6.05%, 9/1/2033 100,000 102,724
5.20%, 7/15/2048 20,000 17,635
4.85%, 2/1/2049 30,000 24,678
4.50%, 3/15/2050 60,000 47,083
5.85%, 11/1/2064 70,000 65,329
Pioneer Natural Resources Co.
2.15%, 1/15/2031 71,000 60,709
Plains All American Pipeline LP
4.50%, 12/15/2026 100,000 99,463
3.80%, 9/15/2030 75,000 69,875
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030 67,000 65,009
5.90%, 9/15/2037 40,000 40,530
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(c) 10,000 9,508
Suncor Energy, Inc.
3.75%, 3/4/2051 60,000 41,832
Targa Resources Corp.
6.50%, 3/30/2034 100,000 105,819
5.50%, 2/15/2035 20,000 19,726
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 45,802
3.46%, 7/12/2049 50,000 35,125
3.13%, 5/29/2050 104,000 68,230
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,626
5.49%, 4/5/2054 70,000 66,582
Transcanada Trust
5.60%, 3/7/2082(a) 100,000 95,004
Valero Energy Corp.
4.00%, 4/1/2029 30,000 28,843
2.80%, 12/1/2031 100,000 86,014
4.00%, 6/1/2052 10,000 7,221
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 48,882
4.80%, 11/15/2029 50,000 49,532
5.65%, 3/15/2033 73,000 73,695
5.15%, 3/15/2034 65,000 63,269
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.8% (continued)
Williams Cos., Inc. (The) (continued)
5.75%, 6/24/2044 $ 33,000 $ 32,008
5.10%, 9/15/2045 37,000 33,133
4.85%, 3/1/2048 39,000 33,356
5.30%, 8/15/2052 14,000 12,774
3,330,719
Paper & Forest Products - 0.1%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 17,804
Series DM3N, 3.13%,
1/15/2032 50,000 41,841
59,645
Passenger Airlines - 0.1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 26,579
Personal Care Products - 0.5%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 100,000 97,275
4.38%, 5/15/2028 20,000 19,779
2.60%, 4/15/2030 30,000 26,761
1.95%, 3/15/2031 83,000 69,568
4.15%, 3/15/2047 10,000 7,880
5.15%, 5/15/2053 5,000 4,675
225,938
Pharmaceuticals - 5.4%
AstraZeneca Finance LLC
4.88%, 3/3/2033 53,000 52,482
5.00%, 2/26/2034 30,000 29,695
AstraZeneca plc
4.00%, 9/18/2042 55,000 45,799
4.38%, 11/16/2045 60,000 51,548
3.00%, 5/28/2051 64,000 42,102
Eli Lilly & Co.
5.10%, 2/9/2064 120,000 109,496
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 31,306
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 72,000 78,472
Johnson & Johnson
3.63%, 3/3/2037 210,000 182,426
2.10%, 9/1/2040 100,000 66,972
3.70%, 3/1/2046 50,000 39,614
2.25%, 9/1/2050 20,000 11,415
2.45%, 9/1/2060 17,000 9,283
Merck & Co., Inc.
4.05%, 5/17/2028 163,000 161,260
3.40%, 3/7/2029 100,000 95,444
4.50%, 5/17/2033 30,000 28,971
2.35%, 6/24/2040 143,000 97,628
4.90%, 5/17/2044 55,000 51,010
2.75%, 12/10/2051 15,000 9,104
Mylan, Inc.
5.20%, 4/15/2048 37,000 30,722
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 47,732

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.4% (continued)
Novartis Capital Corp. (continued)
2.20%, 8/14/2030 $ 85,000 $ 74,649
4.20%, 9/18/2034 60,000 55,902
2.75%, 8/14/2050 75,000 47,840
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028 254,000 252,756
5.11%, 5/19/2043 30,000 28,352
5.34%, 5/19/2063 152,000 139,282
Pfizer, Inc.
3.45%, 3/15/2029 50,000 47,834
1.75%, 8/18/2031 33,000 27,400
4.10%, 9/15/2038 275,000 240,915
7.20%, 3/15/2039 57,000 66,649
2.55%, 5/28/2040 63,000 43,919
2.70%, 5/28/2050 33,000 20,376
Sanofi SA
3.63%, 6/19/2028 15,000 14,586
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 320,000 277,991
Viatris, Inc.
3.85%, 6/22/2040 35,000 26,238
4.00%, 6/22/2050 23,000 15,595
2,652,765
Professional Services - 0.2%
Equifax, Inc.
4.80%, 9/15/2029 55,000 54,507
3.10%, 5/15/2030 37,000 33,656
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 20,962
109,125
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,021
5.95%, 8/15/2034 18,000 18,517
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,594
46,132
Residential REITs - 1.0%
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026 100,000 97,876
REIT, 1.90%, 12/1/2028 40,000 35,969
REIT, 5.00%, 2/15/2033 14,000 13,832
REIT, 4.35%, 4/15/2048 20,000 16,609
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 45,011
ERP Operating LP
REIT, 4.15%, 12/1/2028 30,000 29,354
REIT, 3.00%, 7/1/2029 67,000 61,948
REIT, 1.85%, 8/1/2031 18,000 14,927
Essex Portfolio LP
REIT, 1.70%, 3/1/2028 30,000 27,272
REIT, 1.65%, 1/15/2031 50,000 41,117
REIT, 4.50%, 3/15/2048 5,000 4,148
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 49,695
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1.0% (continued)
UDR, Inc.
REIT, 4.40%, 1/26/2029 $ 37,000 $ 36,071
REIT, 3.00%, 8/15/2031 10,000 8,819
REIT, 5.13%, 9/1/2034 10,000 9,689
492,337
Retail REITs - 0.6%
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027 33,000 32,318
REIT, 2.25%, 4/1/2028 30,000 27,552
REIT, 2.50%, 8/16/2031 7,000 5,903
REIT, 5.50%, 2/15/2034 7,000 6,964
Federal Realty OP LP
REIT, 1.25%, 2/15/2026 67,000 64,660
REIT, 5.38%, 5/1/2028 30,000 30,401
REIT, 3.50%, 6/1/2030 10,000 9,241
REIT, 3.63%, 8/1/2046 10,000 7,029
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 70,000 66,490
Regency Centers LP
REIT, 4.13%, 3/15/2028 15,000 14,702
REIT, 3.70%, 6/15/2030 26,000 24,379
REIT, 4.65%, 3/15/2049 10,000 8,467
298,106
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 42,593
Intel Corp.
3.75%, 3/25/2027 100,000 97,644
2.00%, 8/12/2031 47,000 38,395
5.63%, 2/10/2043 54,000 49,773
3.73%, 12/8/2047 87,000 58,237
4.75%, 3/25/2050 197,000 153,718
3.05%, 8/12/2051 35,000 19,952
4.95%, 3/25/2060 48,000 37,716
Micron Technology, Inc.
5.88%, 9/15/2033 30,000 30,726
3.37%, 11/1/2041 30,000 21,881
QUALCOMM, Inc.
6.00%, 5/20/2053 35,000 36,622
TSMC Arizona Corp.
1.75%, 10/25/2026 200,000 190,327
3.88%, 4/22/2027 280,000 275,566
1,053,150
Software - 3.6%
Adobe, Inc.
4.80%, 4/4/2029 40,000 40,249
2.30%, 2/1/2030 33,000 29,475
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,181
2.40%, 12/15/2031 10,000 8,468
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,005
Microsoft Corp.
2.40%, 8/8/2026 60,000 58,321
3.30%, 2/6/2027 263,000 257,927

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.6% (continued)
Microsoft Corp. (continued)
3.40%, 6/15/2027 $ 300,000 $ 294,049
3.45%, 8/8/2036 33,000 28,860
4.50%, 6/15/2047 45,000 40,410
2.53%, 6/1/2050 230,000 141,072
2.92%, 3/17/2052 40,000 26,346
2.68%, 6/1/2060 113,000 65,808
3.04%, 3/17/2062 55,000 34,727
Oracle Corp.
3.60%, 4/1/2040 250,000 194,983
5.55%, 2/6/2053 310,000 290,791
4.10%, 3/25/2061 115,000 81,999
Salesforce, Inc.
1.50%, 7/15/2028 50,000 45,152
2.90%, 7/15/2051 74,000 47,316
1,753,139
Specialized REITs - 0.6%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 64,582
REIT, 3.90%, 4/15/2032 140,000 129,235
Extra Space Storage LP
REIT, 5.35%, 1/15/2035 20,000 19,692
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 28,509
REIT, 3.38%, 3/9/2033 30,000 26,163
268,181
Specialty Retail - 2.1%
Home Depot, Inc. (The)
3.30%, 4/15/2040 100,000 77,969
4.50%, 12/6/2048 75,000 64,123
4.95%, 9/15/2052 170,000 154,126
5.40%, 6/25/2064 55,000 52,607
Lowe's Cos., Inc.
2.50%, 4/15/2026 203,000 198,142
3.65%, 4/5/2029 50,000 47,753
2.63%, 4/1/2031 90,000 78,653
5.00%, 4/15/2033 77,000 75,700
5.15%, 7/1/2033 25,000 24,881
5.50%, 10/15/2035 33,000 33,558
2.80%, 9/15/2041 138,000 95,190
4.55%, 4/5/2049 40,000 33,208
3.00%, 10/15/2050 33,000 20,555
4.45%, 4/1/2062 26,000 20,199
5.85%, 4/1/2063 14,000 13,709
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,649
1,000,022
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.
3.25%, 2/23/2026 109,000 107,834
4.30%, 5/10/2033 280,000 274,206
2.38%, 2/8/2041 130,000 89,733
4.45%, 5/6/2044 114,000 104,460
4.65%, 2/23/2046 208,000 190,497
2.95%, 9/11/2049 100,000 66,753
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.9% (continued)
Apple, Inc. (continued)
4.85%, 5/10/2053 $ 75,000 $ 71,073
4.10%, 8/8/2062 47,000 37,151
Dell International LLC
8.10%, 7/15/2036 110,000 130,303
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 152,058
5.00%, 10/15/2034 150,000 146,310
HP, Inc.
5.50%, 1/15/2033 10,000 10,081
6.00%, 9/15/2041 53,000 53,464
1,433,923
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
2.85%, 3/27/2030 45,000 41,126
3.25%, 3/27/2040 50,000 38,944
3.38%, 11/1/2046 15,000 10,851
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 12,729
103,650
Water Utilities - 0.5%
American Water Capital Corp.
2.30%, 6/1/2031 200,000 169,713
Essential Utilities, Inc.
2.70%, 4/15/2030 48,000 42,850
5.38%, 1/15/2034 10,000 9,913
4.28%, 5/1/2049 10,000 7,781
5.30%, 5/1/2052 10,000 9,054
239,311
Wireless Telecommunication Services - 0.4%
Vodafone Group plc
5.00%, 5/30/2038 48,000 45,759
5.25%, 5/30/2048 40,000 36,949
4.88%, 6/19/2049 50,000 42,846
5.63%, 2/10/2053 96,000 90,500
216,054
Total Corporate Bonds
(Cost $48,945,446) 47,180,523
Total Investments - 96.8%
(Cost $48,945,446) 47,180,523
Other assets less liabilities - 3.2% 1,562,796
NET ASSETS - 100.0% $48,743,319

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2025.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2025, the value of these securities amounted to
approximately $312,011 or 0.64% of net assets.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT  — Real Estate Investment Trust
SCA   — Limited partnership with share capital
Security Type % of Net Assets
Corporate Bonds 96.8%
Others
(1)
3.2
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
January 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 87.5%
Aerospace & Defense - 0.2%
L3Harris Technologies, Inc.
3.83%, 4/27/2025 $ 2,700,000 $ 2,694,311
Agricultural & Farm Machinery - 1.0%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,263,748
CNH Industrial Capital LLC
3.95%, 5/23/2025 7,845,000 7,822,237
4.50%, 10/8/2027 2,500,000 2,480,609
11,566,594
Agricultural Products & Services - 0.4%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 4,400,000 4,330,467
Apparel Retail - 0.6%
Ross Stores, Inc.
4.60%, 4/15/2025 7,011,000 7,011,400
Apparel, Accessories & Luxury Goods - 0.8%
Ralph Lauren Corp.
3.75%, 9/15/2025 9,675,000 9,611,527
Application Software - 1.9%
Adobe, Inc.
4.75%, 1/17/2028 10,000,000 10,094,818
Autodesk, Inc.
4.38%, 6/15/2025 6,738,000 6,728,050
Intuit, Inc.
0.95%, 7/15/2025 905,000 890,505
5.25%, 9/15/2026 4,950,000 5,003,658
22,717,031
Asset Management & Custody Banks - 3.4%
BlackRock Funding, Inc.
4.60%, 7/26/2027 14,180,000 14,242,054
Blackstone Private Credit Fund
7.05%, 9/29/2025 2,500,000 2,532,751
4.95%, 9/26/2027(a) 1,290,000 1,273,926
Blue Owl Credit Income Corp.
5.50%, 3/21/2025 2,901,000 2,903,589
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.84%,
11/25/2026(b) 2,610,000 2,613,649
State Street Corp.
(SOFR + 0.85%), 5.23%,
8/3/2026(b) 10,000,000 10,065,027
4.33%, 10/22/2027 8,040,000 8,001,559
41,632,555
Automobile Manufacturers - 2.6%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.55%),
4.92%, 4/2/2026(a)(b) 8,500,000 8,513,702
Hyundai Capital America
5.45%, 6/24/2026(a) 1,000,000 1,007,778
(SOFR + 1.50%), 5.86%,
1/8/2027(a)(b) 1,500,000 1,518,048
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Manufacturers - 2.6% (continued)
Hyundai Capital America (continued)
(SOFR + 1.04%), 5.41%,
3/19/2027(a)(b) $ 1,000,000 $ 1,002,875
(SOFR + 1.04%), 5.40%,
6/24/2027(a)(b) 5,000,000 5,021,658
Kia Corp.
2.38%, 2/14/2025(a) 730,000 729,447
Mercedes-Benz Finance North America LLC
(SOFR + 0.57%), 4.96%,
8/1/2025(a)(b) 2,000,000 2,002,463
(SOFR + 0.63%), 4.97%,
7/31/2026(a)(b) 4,100,000 4,104,346
Nissan Motor Acceptance Co. LLC
5.30%, 9/13/2027(a) 2,210,000 2,183,134
Volkswagen Group of America Finance LLC
(SOFR + 0.83%), 5.20%,
3/20/2026(a)(b) 5,500,000 5,503,255
31,586,706
Biotechnology - 0.4%
Amgen, Inc.
1.90%, 2/21/2025 4,000,000 3,994,597
5.25%, 3/2/2025 1,000,000 1,000,656
4,995,253
Broadcasting - 0.7%
Fox Corp.
3.05%, 4/7/2025 9,000,000 8,975,180
Broadline Retail - 0.6%
eBay, Inc.
1.90%, 3/11/2025 1,700,000 1,695,017
5.90%, 11/22/2025 5,000,000 5,044,833
6,739,850
Cargo Ground Transportation - 0.4%
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(a) 5,000,000 4,859,621
Communications Equipment - 0.6%
Juniper Networks, Inc.
1.20%, 12/10/2025 7,200,000 6,984,317
Construction Machinery & Heavy Transportation Equipment
- 0.7%
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 5.33%,
9/25/2027(a)(b) 3,570,000 3,591,248
(SOFR + 0.84%), 5.21%,
1/13/2028(a)(b) 5,100,000 5,104,384
8,695,632
Consumer Finance - 10.3%
AerCap Ireland Capital DAC
4.45%, 10/1/2025 10,000,000 9,987,091
American Express Co.
(United States SOFR
Compounded Index + 0.93%),
5.31%, 3/4/2025(b) 1,914,000 1,914,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 10.3% (continued)
American Express Co. (continued)
(United States SOFR
Compounded Index + 1.35%),
5.70%, 10/30/2026(b) $ 3,500,000 $ 3,521,749
6.34%, 10/30/2026(c) 700,000 708,007
(SOFR + 0.75%), 5.10%,
4/23/2027(b) 3,000,000 3,007,053
(SOFR + 0.93%), 5.27%,
7/26/2028(b) 5,000,000 5,025,864
American Honda Finance Corp.
(SOFR + 0.45%), 4.83%,
6/13/2025(b) 8,000,000 8,004,950
(United States SOFR
Compounded Index + 0.79%),
5.15%, 10/3/2025(b) 2,100,000 2,104,461
(SOFR + 0.72%), 5.06%,
10/22/2027(b) 12,000,000 12,006,000
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(a) 3,200,000 3,176,122
Caterpillar Financial Services Corp.
(SOFR + 0.52%), 4.90%,
6/13/2025(b) 5,000,000 5,004,832
(SOFR + 0.46%), 4.84%,
2/27/2026(b) 10,000,000 10,011,839
(SOFR + 0.52%), 4.91%,
5/14/2027(b) 4,800,000 4,811,596
Ford Motor Credit Co. LLC
(SOFR + 2.95%), 7.33%,
3/6/2026(b) 3,380,000 3,449,201
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.30%),
5.65%, 4/7/2025(b) 1,906,000 1,908,878
(United States SOFR
Compounded Index + 1.35%),
5.75%, 5/8/2027(b) 2,169,000 2,188,987
(SOFR + 1.29%), 5.64%,
1/7/2030(b) 10,000,000 9,998,640
John Deere Capital Corp.
(SOFR + 0.56%), 4.93%,
3/7/2025(b) 1,730,000 1,730,626
(SOFR + 0.44%), 4.81%,
3/6/2026(b) 10,000,000 10,021,405
(SOFR + 0.79%), 5.16%,
6/8/2026(b) 1,300,000 1,307,374
(SOFR + 0.60%), 4.97%,
6/11/2027(b) 2,000,000 2,009,725
Synchrony Financial
4.88%, 6/13/2025 3,602,000 3,600,180
Toyota Motor Credit Corp.
(SOFR + 0.65%), 5.03%,
9/11/2025(b) 5,000,000 5,010,640
(SOFR + 0.47%), 4.83%,
1/8/2027(b) 14,000,000 14,007,616
124,516,836
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Merchandise Retail - 0.7%
Dollar Tree, Inc.
4.00%, 5/15/2025 $ 8,000,000 $ 7,987,588
Diversified Banks - 24.0%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.64%), 5.00%,
10/3/2025(a)(b) 500,000 501,035
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.98%, 9/15/2026(b) 3,300,000 3,304,724
(SOFR + 0.86%), 5.20%,
1/27/2029(b) 14,000,000 13,997,214
Bank of New Zealand
(SOFR + 0.81%), 5.15%,
1/27/2027(a)(b) 4,000,000 4,017,772
Bank of Nova Scotia (The)
(United States SOFR
Compounded Index + 0.55%),
4.92%, 3/2/2026(b) 5,000,000 5,005,536
(SOFR + 0.61%), 4.97%,
9/15/2026(b) 1,780,000 1,780,570
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 5.48%,
1/23/2027(a)(b) 2,940,000 2,962,912
(United States SOFR
Compounded Index + 1.07%),
5.45%, 2/16/2028(a)(b) 10,000,000 10,046,180
(United States SOFR
Compounded Index + 1.23%),
5.57%, 1/22/2030(a)(b) 10,000,000 10,001,420
Barclays plc
(SOFR + 1.49%), 5.87%,
3/12/2028(b) 10,000,000 10,116,274
Canadian Imperial Bank of Commerce
(United States SOFR
Compounded Index + 0.94%),
5.29%, 4/7/2025(b) 7,674,000 7,683,747
(SOFR + 0.72%), 5.07%,
1/13/2028(b) 10,000,000 9,998,450
Citibank NA
4.93%, 8/6/2026 5,200,000 5,227,098
(United States SOFR
Compounded Index + 1.06%),
5.44%, 12/4/2026(b) 3,000,000 3,031,746
Citigroup, Inc.
(SOFR + 0.77%), 5.13%,
6/9/2027(b) 3,500,000 3,503,699
Cooperatieve Rabobank UA
(United States SOFR
Compounded Index + 0.89%),
5.25%, 10/17/2029(b) 10,400,000 10,422,175
Credit Agricole SA
(SOFR + 0.87%), 5.25%,
3/11/2027(a)(b) 6,670,000 6,692,600
4.63%, 9/11/2028(a)(c) 5,210,000 5,152,221

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 24.0% (continued)
Fifth Third Bank NA
(SOFR + 0.81%), 5.15%,
1/28/2028(b) $ 4,900,000 $ 4,915,509
HSBC Holdings plc
(SOFR + 1.04%), 5.42%,
11/19/2028(b) 3,800,000 3,809,158
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
5.33%, 4/1/2027(b) 5,582,000 5,601,621
JPMorgan Chase & Co.
(SOFR + 0.77%), 5.13%,
9/22/2027(b) 2,500,000 2,512,153
(SOFR + 0.80%), 5.15%,
1/24/2029(b) 12,100,000 12,095,523
JPMorgan Chase Bank NA
(SOFR + 1.00%), 5.37%,
12/8/2026(b) 2,000,000 2,023,266
Lloyds Banking Group plc
4.72%, 8/11/2026(c) 2,300,000 2,297,577
(United States SOFR
Compounded Index + 1.06%),
5.44%, 11/26/2028(b) 12,000,000 12,021,960
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.32%,
2/20/2026(b) 5,000,000 5,001,498
(SOFR + 1.44%), 5.79%,
4/17/2026(b) 2,500,000 2,505,750
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.24%,
5/26/2028(b) 10,000,000 10,030,391
(SOFR + 0.90%), 5.25%,
1/12/2029(b) 3,500,000 3,508,162
National Australia Bank Ltd.
(SOFR + 0.62%), 5.00%,
6/11/2027(a)(b) 2,800,000 2,808,702
(SOFR + 0.79%), 5.14%,
1/14/2030(a)(b) 5,000,000 5,021,525
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
5.40%, 7/2/2027(b) 7,260,000 7,287,992
NatWest Markets plc
(SOFR + 0.90%), 5.28%,
5/17/2027(a)(b) 10,250,000 10,305,871
Royal Bank of Canada
4.95%, 4/25/2025 3,000,000 3,002,210
(United States SOFR
Compounded Index + 0.53%),
4.87%, 1/20/2026(b) 2,750,000 2,754,777
(United States SOFR
Compounded Index + 0.57%),
4.91%, 4/27/2026(b) 2,000,000 2,003,936
(United States SOFR
Compounded Index + 0.83%),
5.18%, 1/24/2029(b) 8,000,000 8,002,472
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 24.0% (continued)
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 5.27%,
3/5/2027(a)(b) $ 3,000,000 $ 3,023,334
Societe Generale SA
(SOFR + 1.41%), 5.76%,
4/13/2029(a)(b) 2,900,000 2,900,386
Standard Chartered plc
6.17%, 1/9/2027(a)(c) 2,100,000 2,123,194
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 5.23%,
1/14/2027(b) 1,480,000 1,490,572
(SOFR + 1.17%), 5.52%,
7/9/2029(b) 5,000,000 5,053,800
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 9/10/2027(a) 2,500,000 2,483,475
Svenska Handelsbanken AB
(SOFR + 0.66%), 5.04%,
5/28/2027(a)(b) 2,700,000 2,712,580
Swedbank AB
(United States SOFR
Compounded Index + 1.38%),
5.74%, 6/15/2026(a)(b) 5,160,000 5,223,612
(SOFR + 1.03%), 5.42%,
11/20/2029(a)(b) 5,800,000 5,822,214
Toronto-Dominion Bank (The)
(SOFR + 1.02%), 5.40%,
6/6/2025(b) 3,000,000 3,008,559
(SOFR + 0.48%), 4.84%,
10/10/2025(b) 6,000,000 6,006,327
(SOFR + 0.59%), 4.96%,
9/10/2026(b) 2,000,000 2,000,930
US Bancorp
1.45%, 5/12/2025 5,316,000 5,271,038
Wells Fargo & Co.
(SOFR + 0.78%), 5.13%,
1/24/2028(b) 8,000,000 8,008,136
Wells Fargo Bank NA
5.55%, 8/1/2025 2,350,000 2,360,319
Westpac Banking Corp.
(SOFR + 0.42%), 4.78%,
4/16/2026(b) 3,710,000 3,710,436
(SOFR + 0.46%), 4.81%,
10/20/2026(b) 8,000,000 8,007,576
290,161,914
Diversified Capital Markets - 1.5%
Deutsche Bank AG
(SOFR + 1.21%), 5.57%,
1/10/2029(b) 10,000,000 9,989,500
Macquarie Bank Ltd.
5.27%, 7/2/2027(a) 1,290,000 1,311,661
UBS AG
3.70%, 2/21/2025 4,000,000 3,998,235
UBS Group AG
6.37%, 7/15/2026(a)(c) 2,529,000 2,546,176
17,845,572

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Chemicals - 0.2%
LYB International Finance III LLC
1.25%, 10/1/2025 $ 2,497,000 $ 2,438,796
Diversified Financial Services - 0.2%
Corebridge Financial, Inc.
3.50%, 4/4/2025 2,300,000 2,295,293
Diversified REITs - 0.9%
Simon Property Group LP
REIT, 3.50%, 9/1/2025 11,426,000 11,359,326
Diversified Support Services - 0.2%
Element Fleet Management Corp.
6.27%, 6/26/2026(a) 2,820,000 2,869,799
Electric Utilities - 1.2%
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025 3,485,000 3,488,346
(United States SOFR
Compounded Index + 0.76%),
5.11%, 1/29/2026(b) 4,000,000 4,014,796
(SOFR + 0.80%), 5.18%,
2/4/2028(b) 6,700,000 6,713,534
14,216,676
Environmental & Facilities Services - 0.6%
Waste Management, Inc.
3.13%, 3/1/2025 6,987,000 6,978,829
Fertilizers & Agricultural Chemicals - 0.8%
Nutrien Ltd.
3.00%, 4/1/2025 9,009,000 8,983,481
5.95%, 11/7/2025 1,020,000 1,029,659
10,013,140
Financial Exchanges & Data - 0.8%
Moody's Corp.
3.75%, 3/24/2025 8,212,000 8,198,475
Nasdaq, Inc.
5.65%, 6/28/2025 2,000,000 2,007,458
10,205,933
Gold - 0.6%
Newmont Corp.
5.30%, 3/15/2026 7,500,000 7,542,543
Health Care Distributors - 0.8%
Cencora, Inc.
4.63%, 12/15/2027 2,090,000 2,083,606
McKesson Corp.
0.90%, 12/3/2025 7,439,000 7,222,379
9,305,985
Health Care Equipment - 1.1%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 7,200,000 7,242,614
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,296,935
13,539,549
Health Care Facilities - 0.3%
HCA, Inc.
5.25%, 4/15/2025 3,762,000 3,764,330
Health Care Services - 0.8%
CVS Health Corp.
3.88%, 7/20/2025 8,000,000 7,967,721
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Services - 0.8% (continued)
Laboratory Corp. of America Holdings
3.60%, 2/1/2025 $ 1,700,000 $ 1,700,000
9,667,721
Home Improvement Retail - 1.0%
Home Depot, Inc. (The)
(SOFR + 0.33%), 4.69%,
12/24/2025(b) 8,040,000 8,053,475
Lowe's Cos., Inc.
4.00%, 4/15/2025 4,085,000 4,080,434
12,133,909
Homebuilding - 1.5%
DR Horton, Inc.
2.60%, 10/15/2025 15,000,000 14,796,439
Lennar Corp.
4.75%, 5/30/2025 3,000,000 2,998,869
17,795,308
Hotels, Resorts & Cruise Lines - 0.5%
Marriott International, Inc.
3.75%, 10/1/2025 5,600,000 5,566,780
Household Appliances - 0.2%
Whirlpool Corp.
3.70%, 5/1/2025 2,500,000 2,494,514
Industrial Machinery & Supplies & Components - 0.8%
Otis Worldwide Corp.
2.06%, 4/5/2025 7,150,000 7,122,616
Stanley Black & Decker, Inc.
6.27%, 3/6/2026 2,020,000 2,019,877
9,142,493
Insurance Brokers - 1.3%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,194,483
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
5.10%, 11/8/2027(b) 5,870,000 5,914,829
16,109,312
Interactive Home Entertainment - 0.6%
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025 7,380,000 7,361,904
Investment Banking & Brokerage - 1.8%
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.90%, 5/13/2026(b) 1,000,000 999,550
(United States SOFR
Compounded Index + 1.05%),
5.42%, 3/3/2027(b) 6,500,000 6,562,670
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025 1,500,000 1,497,353
3.75%, 2/25/2026 5,000,000 4,961,988
Mizuho Markets Cayman LP
(SOFR + 0.53%, 0.10%
Floor), 4.90%, 1/9/2026(a)(b) 2,900,000 2,901,701

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Investment Banking & Brokerage - 1.8% (continued)
Morgan Stanley
(SOFR + 0.95%), 5.34%,
2/18/2026(b) $ 511,000 $ 511,149
(SOFR + 1.02%), 5.39%,
4/13/2028(b) 4,456,000 4,485,531
21,919,942
IT Consulting & Other Services - 0.4%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,443,710
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,467,027
Managed Health Care - 0.4%
Elevance Health, Inc.
4.50%, 10/30/2026 1,490,000 1,486,998
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.86%,
7/15/2026(b) 3,930,000 3,945,284
5,432,282
Movies & Entertainment - 1.4%
Netflix, Inc.
5.88%, 2/15/2025 2,552,000 2,552,117
3.63%, 6/15/2025(a) 5,000,000 4,978,602
Walt Disney Co. (The)
3.35%, 3/24/2025 9,000,000 8,986,751
16,517,470
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.90%, 11/18/2027(b) 6,200,000 6,231,070
Dominion Energy, Inc.
3.90%, 10/1/2025 3,300,000 3,285,833
9,516,903
Oil & Gas Equipment & Services - 0.2%
Halliburton Co.
3.80%, 11/15/2025 1,957,000 1,943,530
Schlumberger Holdings Corp.
5.00%, 5/29/2027(a) 641,000 645,765
2,589,295
Oil & Gas Refining & Marketing - 0.8%
Marathon Petroleum Corp.
4.70%, 5/1/2025 1,000,000 999,968
Phillips 66 Co.
3.61%, 2/15/2025 8,820,000 8,813,367
9,813,335
Oil & Gas Storage & Transportation - 1.6%
Enbridge Energy Partners LP
5.88%, 10/15/2025 11,725,000 11,784,564
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 723,657
Kinder Morgan, Inc.
4.30%, 6/1/2025 1,200,000 1,198,439
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025 760,000 760,306
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil & Gas Storage & Transportation - 1.6% (continued)
Western Midstream Operating LP
3.95%, 6/1/2025 $ 5,000,000 $ 4,980,122
19,447,088
Packaged Foods & Meats - 2.3%
Campbell's Co. (The)
5.30%, 3/20/2026 960,000 966,251
General Mills, Inc.
4.00%, 4/17/2025 5,000,000 4,994,868
J M Smucker Co. (The)
3.50%, 3/15/2025 12,000,000 11,979,080
Kraft Heinz Foods Co.
3.00%, 6/1/2026 4,000,000 3,911,365
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 596,980
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,698,000 3,680,759
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,965,523
28,094,826
Personal Care Products - 0.3%
Kenvue, Inc.
5.50%, 3/22/2025 3,305,000 3,308,936
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 4.88%,
2/20/2026(b) 3,182,000 3,192,049
Eli Lilly & Co.
4.15%, 8/14/2027 6,000,000 5,971,044
9,163,093
Rail Transportation - 0.4%
Canadian Pacific Railway Co.
2.90%, 2/1/2025 2,600,000 2,600,000
CSX Corp.
3.35%, 11/1/2025 2,250,000 2,229,680
4,829,680
Regional Banks - 1.2%
Bank of America NA
(SOFR + 0.78%), 5.16%,
8/18/2025(b) 3,950,000 3,957,967
PNC Bank NA
(SOFR + 0.50%), 4.86%,
1/15/2027(b) 2,000,000 2,001,884
Santander Holdings USA, Inc.
3.45%, 6/2/2025 1,355,000 1,348,370
6.12%, 5/31/2027(c) 3,250,000 3,296,205
Truist Financial Corp.
6.05%, 6/8/2027(c) 4,000,000 4,062,042
14,666,468
Restaurants - 0.4%
McDonald's Corp.
3.38%, 5/26/2025 4,300,000 4,283,573
Retail REITs - 0.8%
Kimco Realty OP LLC
REIT, 3.30%, 2/1/2025 9,150,000 9,150,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Self-Storage REITs - 0.7%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.60%),
4.94%, 7/25/2025(b) $ 4,296,000 $ 4,303,239
REIT, (United States SOFR
Compounded Index + 0.70%),
5.06%, 4/16/2027(b) 4,180,000 4,201,340
8,504,579
Semiconductors - 1.3%
Analog Devices, Inc.
2.95%, 4/1/2025 2,000,000 1,994,869
Intel Corp.
3.70%, 7/29/2025 10,000,000 9,946,215
Microchip Technology, Inc.
4.25%, 9/1/2025 3,846,000 3,831,408
15,772,492
Soft Drinks & Non-alcoholic Beverages - 1.2%
Keurig Dr Pepper, Inc.
(United States SOFR
Compounded Index + 0.88%),
5.24%, 3/15/2027(b) 2,500,000 2,520,489
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.94%, 2/16/2027(b) 12,200,000 12,264,277
14,784,766
Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.
4.49%, 11/15/2025 11,750,000 11,723,290
Sherwin-Williams Co. (The)
4.25%, 8/8/2025 1,500,000 1,496,456
13,219,746
Systems Software - 0.8%
Oracle Corp.
(SOFR + 0.76%), 5.14%,
8/3/2028(b) 9,400,000 9,443,052
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(d) 8,600,000 8,606,928
4.45%, 9/25/2026 1,470,000 1,463,755
10,070,683
Trading Companies & Distributors - 1.8%
Air Lease Corp.
2.30%, 2/1/2025 3,000,000 3,000,000
3.38%, 7/1/2025 6,203,000 6,164,594
Aviation Capital Group LLC
4.88%, 10/1/2025(a) 3,000,000 2,997,901
WW Grainger, Inc.
1.85%, 2/15/2025 9,490,000 9,477,605
21,640,100
Wireless Telecommunication Services - 0.6%
T-Mobile USA, Inc.
3.50%, 4/15/2025 7,000,000 6,982,641
Total Corporate Bonds
(Cost $1,053,932,517) 1,055,776,181
Investments
Principal
Amount Value
ASSET-BACKED SECURITIES - 7.3%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C, 1.06%,
8/18/2026 $ 325,502 $ 324,135
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%,
4/15/2028 5,000,000 5,020,875
Capital One Multi-Asset Execution Trust
Series 2022-A3, Class A, 4.95%,
10/15/2027 4,882,000 4,897,382
Series 2024-A1, Class A, 3.92%,
9/15/2029 9,000,000 8,866,645
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%,
9/15/2026 543,508 538,284
Series 2023-3, Class A2A, 5.72%,
11/16/2026 763,403 764,933
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,920,629
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%,
9/22/2028(a) 1,722,313 1,728,863
Drive Auto Receivables Trust
Series 2024-2, Class A2, 4.94%,
12/15/2027 2,298,276 2,301,251
Exeter Automobile Receivables Trust
Series 2024-5A, Class A2, 4.79%,
4/15/2027 4,419,000 4,419,314
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%,
6/15/2026 241,704 242,033
Series 2024-B, Class A2A, 5.40%,
4/15/2027 1,661,053 1,668,348
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 1,018,000 1,023,851
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%,
6/16/2026 72,957 72,754
Series 2023-3, Class A2A, 5.74%,
9/16/2026 77,046 77,158
Series 2022-1, Class A3, 1.26%,
11/16/2026 498,509 494,664
Series 2022-3, Class A3, 3.64%,
4/16/2027 173,520 172,872
Series 2024-4, Class A2A, 4.53%,
10/18/2027 700,000 700,224
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A2, 5.65%,
2/16/2027 676,714 679,153
Honda Auto Receivables Owner Trust
Series 2023-3, Class A2, 5.71%,
3/18/2026 712,383 713,407
Series 2023-4, Class A2, 5.87%,
6/22/2026 1,284,737 1,289,338
Series 2024-1, Class A2, 5.36%,
9/15/2026 1,263,089 1,266,274

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Series 2024-2, Class A2, 5.48%,
11/18/2026 $ 1,545,277 $ 1,551,639
Series 2024-4, Class A2, 4.56%,
3/15/2027 5,000,000 5,003,364
Series 2023-3, Class A3, 5.41%,
2/18/2028 5,000,000 5,044,991
Hyundai Auto Receivables Trust
Series 2023-C, Class A2A, 5.80%,
1/15/2027 901,777 905,152
Series 2024-C, Class A2A, 4.53%,
9/15/2027 900,000 900,077
Series 2023-B, Class A3, 5.48%,
4/17/2028 5,000,000 5,048,526
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 3,100,000 3,098,313
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3, 0.46%,
6/15/2026 240,335 239,196
Series 2023-2, Class A2, 5.92%,
11/16/2026 670,481 672,333
Santander Drive Auto Receivables Trust
Series 2023-6, Class A2, 6.08%,
5/17/2027 392,463 393,257
Series 2023-2, Class A3, 5.21%,
7/15/2027 1,005,328 1,006,199
Series 2024-5, Class A2, 4.88%,
9/15/2027 2,000,000 2,002,405
Series 2024-2, Class A2, 5.80%,
9/15/2027 647,422 649,269
Series 2024-4, Class A3, 4.85%,
1/16/2029 2,560,000 2,565,105
Series 2022-2, Class C, 3.76%,
7/16/2029 2,800,000 2,772,023
Tesla Auto Lease Trust
Series 2023-B, Class A3, 6.13%,
9/21/2026(a) 1,436,000 1,444,455
Series 2024-B, Class A2B, 4.95%,
1/20/2027(a)(e) 4,000,000 4,004,784
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A2A, 5.60%,
8/17/2026 341,683 342,289
Series 2023-C, Class A3, 5.16%,
4/17/2028 5,000,000 5,035,731
Verizon Master Trust
Series 2023-2, Class A, 4.89%,
4/13/2028 2,000,000 2,000,909
Series 2023-4, Class A1A, 5.16%,
6/20/2029 3,410,000 3,441,125
Volkswagen Auto Lease Trust
Series 2023-A, Class A2A, 5.87%,
1/20/2026 430,954 431,322
World Omni Auto Receivables Trust
Series 2021-B, Class A3, 0.42%,
6/15/2026 48,945 48,865
Investments
Principal
Amount Value
Series 2023-D, Class A2A, 5.91%,
2/16/2027 $ 715,674 $ 718,387
Total Asset-Backed Securities
(Cost $88,472,371) 88,502,103
U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 8,000,000
8,017,813
3.75%, 8/15/2027
4,250,000
4,201,689
3.88%, 10/15/2027
8,000,000
7,927,500
Total U.S. Treasury Obligations
(Cost $20,279,434) 20,147,002
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(a)(d) 8,000,000 8,002,886
J.P. Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%,
8/25/2054(a)(e) 1,157,544 1,157,037
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(a)(d) 4,533,638 4,557,475
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(a)(d) 2,483,985 2,480,061
Total Collateralized Mortgage Obligations
(Cost $16,219,181) 16,197,459
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(e) (Cost
$4,980,357) 5,230,019 4,943,030
SHORT-TERM INVESTMENTS - 2.7%
COMMERCIAL PAPER - 0.4%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.35%), 5.00%,
1/5/2026(a)(b)
(Cost $5,000,000) 5,000,000 4,999,966
U.S. GOVERNMENT AGENCY SECURITIES - 0.1%
FHLB
Zero Coupon, 2/3/2025
(Cost $799,814) 800,000 799,720
U.S. TREASURY OBLIGATIONS - 2.2% (f)
U.S. Treasury Bills
4.27%, 4/15/2025 10,000,000 9,917,561
3.94%, 9/4/2025 10,000,000 9,758,334

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
4.50%, 8/7/2025 $ 5,000,000 $ 4,893,496
4.93%, 2/13/2025 1,750,000 1,747,935
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,323,103) 26,317,326
Total Short-Term Investments
(Cost $32,122,917) 32,117,012
Total Investments - 100.9%
(Cost $1,216,006,777) 1,217,682,787
Liabilities in excess of other assets - (0.9%) (11,339,400)
NET ASSETS - 100.0% $1,206,343,387
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At January
31, 2025, the value of these securities amounted to
approximately $178,018,172 or 14.76% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of January 31, 2025.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of January
31, 2025.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of January 31, 2025.
(f) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB   — Federal Home Loan Bank
REIT   — Real Estate Investment Trust
SOFR  — Secured Overnight Financing Rate
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2025:
Australia 2.2%
Canada 7.6
France 3.1
Germany 3.2
Ireland 1.1
Japan 1.6
Netherlands 1.3
New Zealand 0.3
South Korea 0.1
Sweden 1.4
Switzerland 0.5
United Kingdom 3.7
United States 74.8
Other
1
(0.9)
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 87.5%
Asset-Backed Securities 7.3
U.S. Treasury Obligations 1.7
Collateralized Mortgage Obligations 1.3
Commercial Mortgage-Backed Securities 0.4
Short-Term Investments 2.7
Others
(1)
(0.9)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
January 31, 2025 (Unaudited)
For the period ended January 31, 2025, the FlexShares ®
Core Select Bond Fund was invested in securities of affiliated
FlexShares ® Funds. The Schedules of Investments of the affiliated
FlexShares ® Funds are located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.6%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 293,760 $ 14,109,293
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 17,160 720,052
FlexShares® Disciplined
Duration MBS Index Fund(a) 914,745 18,596,766
FlexShares® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 128,421 3,065,409
FlexShares® Ultra-Short Income
Fund(a) 93,502 7,059,401
iShares 10+ Year Investment
Grade Corporate Bond ETF 835 41,441
iShares 1-3 Year Treasury Bond
ETF(b) 61,371 5,050,219
iShares 1-5 Year Investment
Grade Corporate Bond ETF 242,136 12,595,915
iShares 20+ Year Treasury Bond
ETF 208,797 18,324,025
iShares 3-7 Year Treasury Bond
ETF 153,787 17,859,284
iShares 5-10 Year Investment
Grade Corporate Bond ETF 104,749 5,433,331
iShares 7-10 Year Treasury Bond
ETF 90,902 8,455,704
iShares MBS ETF 392,968 36,227,720
Total Exchange Traded Funds
(Cost $153,069,893) 147,538,560
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%(c)(d)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.35%, 3/27/2025
(Cost $198,720) $ 200,000 198,779
Total Investments - 99.7%
(Cost $153,268,613) 147,737,339
Other assets less liabilities - 0.3% 381,804
NET ASSETS - 100.0% $148,119,143
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
January 31, 2025. The total value of securities on loan at
January 31, 2025 was $2,427,555, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.25% – 4.63%, and maturity dates
ranging from May 15, 2025 – August 15, 2053; a total
value of $2,478,179.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of January 31,
2025.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Investment in a company which was affiliated for the period ended January 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
January 31,
2025
Value
January 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 15,715,700 $ 259,947 $ 1,815,868 293,760 $ 14,109,293 $ (78,147) $ 190,203 $ 27,661
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 826,332 13,461 93,279 17,160 720,052 (23,232) 10,953 (3,230)
FlexShares®
Disciplined
Duration MBS
Index Fund 20,827,898 343,466 2,399,001 914,745 18,596,766 (279,134) 249,168 103,537
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,392,003 56,219 394,046 128,421 3,065,409 10,945 24,602 288
FlexShares® Ultra-
Short Income
Fund 7,843,422 130,022 910,094 93,502 7,059,401 (17,082) 99,684 13,133
$48,605,355 $803,115 $5,612,288 1,447,588 $43,550,921 $(386,650) $574,610 $141,389
Futures Contracts
FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
U.S. Treasury 2 Year Note 151 03/31/2025 USD $ 31,049,375 $ 11,172
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Exchange Traded Funds 99.6%
Short-Term Investments 0.1
Others
(1)
0.3
100.0%
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
July 31, 2024

Investment Valuation
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:
Level 1—Quoted prices in active markets for identical assets on the measurement date.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of January 31, 2025 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 128,097,604 $ — $ — $ 128,097,604
Securities Lending Reinvestments
Repurchase Agreements — 4,984,521 — 4,984,521
Short-Term Investments — 69,572 — 69,572
Total Investments $ 128,097,604 $ 5,054,093 $ — $ 133,151,697
Other Financial Instruments
Liabilities
Futures Contracts $ (5,565) $ — $ — $ (5,565)
Total Other Financial Instruments $ (5,565) $ — $ — $ (5,565)

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Electric Utilities $ 2,001,706 $ 8,494 $ — $ 2,010,200
Other* 41,471,328 — — 41,471,328
Rights 1,940 — — 1,940
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 1,097,766 — 1,097,766
Total Investments $ 43,474,974 $ 1,106,260 $ — $ 44,581,234
Other Financial Instruments
Assets
Futures Contracts $ 4,544 $ — $ — $ 4,544
  Forward Foreign Currency Contracts — 9,714 — 9,714
Liabilities
Forward Foreign Currency Contracts $ — $ (875) $ — $ (875)
Total Other Financial Instruments $ 4,544 $ 8,839 $ — $ 13,383
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks* $ 12,652,695 $ — $ — $ 12,652,695
Total Investments $ 12,652,695 $ — $ — $ 12,652,695
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 672 $ — $ 672
Liabilities
Futures Contracts $ (2,063) $ — $ — $ (2,063)
Total Other Financial Instruments $ (2,063) $ 672 $ — $ (1,391)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Household Durables $ 16,861,474 $ 42,222 $ — $ 16,903,696
Other* 1,751,397,149 — — 1,751,397,149
Rights — — — —
Warrants 105,669 — — 105,669
Securities Lending Reinvestments
Certificates of Deposit — 23,007,716 — 23,007,716
Commercial Paper — 3,000,000 — 3,000,000
Repurchase Agreements — 133,237,525 — 133,237,525
Total Investments $ 1,768,364,292 $ 159,287,463 $ — $ 1,927,651,755
Other Financial Instruments
Liabilities
Futures Contracts $ (65,431) $ — $ — $ (65,431)
Total Other Financial Instruments $ (65,431) $ — $ — $ (65,431)

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 20,281 $ — $ — $ 20,281
Common Stocks
Banks 58,104,023 — 256 58,104,279
Electric Utilities 6,544,190 15,059 — 6,559,249
Other* 378,747,520 — — 378,747,520
Rights 7,976 — — 7,976
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 11,123,450 — 11,123,450
Total Investments $ 443,423,990 $ 11,138,509 $ 256 $ 454,562,755
Other Financial Instruments
Assets
Futures Contracts $ 116,911 $ — $ — $ 116,911
  Forward Foreign Currency Contracts — 13,717 — 13,717
Liabilities
Forward Foreign Currency Contracts $ — $ (15,647) $ — $ (15,647)
Total Other Financial Instruments $ 116,911 $ (1,930) $ — $ 114,981
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Commercial Services & Supplies $ 360,234 $ — $ 35,723 $ 395,957
Construction & Engineering 4,220,670 — 117 4,220,787
Consumer Finance 2,937,324 26,300 — 2,963,624
Consumer Staples Distribution & Retail 3,055,702 331 — 3,056,033
Food Products 4,651,744 12,608 — 4,664,352
Health Care Providers & Services 2,761,522 — 1,725 2,763,247
Hotels, Restaurants & Leisure 4,716,783 1,342 — 4,718,125
Industrial REITs 1,369,173 377,520 — 1,746,693
Transportation Infrastructure 2,011,573 88,597 — 2,100,170
Other* 217,097,568 — — 217,097,568
Corporate Bonds* — 1,211 — 1,211
Rights 85 315 — 400
Securities Lending Reinvestments
Repurchase Agreements — 1,437,875 — 1,437,875
Total Investments $ 243,182,378 $ 1,946,099 $ 37,565 $ 245,166,042
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 11,817 $ — $ 11,817
Liabilities
Futures Contracts $ (3,256) $ — $ — $ (3,256)
Forward Foreign Currency Contracts — (6,677) — (6,677)
Total Other Financial Instruments $ (3,256) $ 5,140 $ — $ 1,884

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
US Quality Large Cap Index Fund
Investments
Common Stocks
Household Durables $ 2,584,435 $ 9,202 $ — $ 2,593,637
Other* 353,976,473 — — 353,976,473
Total Investments $ 356,560,908 $ 9,202 $ — $ 356,570,110
Other Financial Instruments
Liabilities
Futures Contracts $ (5,714) $ — $ — $ (5,714)
Total Other Financial Instruments $ (5,714) $ — $ — $ (5,714)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
STOXX
®
US ESG Select Index Fund
Investments
Common Stocks* $ 138,853,441 $ — $ — $ 138,853,441
Securities Lending Reinvestments
Repurchase Agreements — 94,653 — 94,653
Total Investments $ 138,853,441 $ 94,653 $ — $ 138,948,094
Other Financial Instruments
Liabilities
Futures Contracts $ (8,176) $ — $ — $ (8,176)
Total Other Financial Instruments $ (8,176) $ — $ — $ (8,176)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
STOXX
®
Global ESG Select Index Fund
Investments
Common Stocks
Electric Utilities $ 586,914 $ 4,140 $ — $ 591,054
Other* 95,702,636 — — 95,702,636
Rights 338 — — 338
Securities Lending Reinvestments
Repurchase Agreements — 2,230,535 — 2,230,535
Total Investments $ 96,289,888 $ 2,234,675 $ — $ 98,524,563
Other Financial Instruments
Assets
Futures Contracts $ 4,363 $ — $ — $ 4,363
  Forward Foreign Currency Contracts — 9,127 — 9,127
Liabilities
Futures Contracts $ (3,062) $ — $ — $ (3,062)
Total Other Financial Instruments $ 1,301 $ 9,127 $ — $ 10,428

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 73,363,095 $ — $ — $ 73,363,095
Short-Term Investments — 49,695 — 49,695
Total Investments $ 73,363,095 $ 49,695 $ — $ 73,412,790
Other Financial Instruments
Liabilities
Futures Contracts $ (3,613) $ — $ — $ (3,613)
Total Other Financial Instruments $ (3,613) $ — $ — $ (3,613)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Electric Utilities $ 801,807 $ 6,750 $ — $ 808,557
Other* 49,151,546 — — 49,151,546
Securities Lending Reinvestments
Repurchase Agreements — 809,297 — 809,297
Total Investments $ 49,953,353 $ 816,047 $ — $ 50,769,400
Other Financial Instruments
Assets
Futures Contracts $ 6,270 $ — $ — $ 6,270
  Forward Foreign Currency Contracts — 12,446 — 12,446
Liabilities
Forward Foreign Currency Contracts $ — $ (3,977) $ — $ (3,977)
Total Other Financial Instruments $ 6,270 $ 8,469 $ — $ 14,739
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 4,956,060,414 $ — $ — $ 4,956,060,414
Securities Lending Reinvestments
Certificates of Deposit — 19,008,168 — 19,008,168
Commercial Paper — 4,000,000 — 4,000,000
Repurchase Agreements — 127,100,895 — 127,100,895
Total Investments $ 4,956,060,414 $ 150,109,063 $ — $ 5,106,169,477
Other Financial Instruments
Assets
Futures Contracts $ 599,353 $ — $ — $ 599,353
  Forward Foreign Currency Contracts — 55,229 — 55,229
Liabilities
Futures Contracts $ (223,163) $ — $ — $ (223,163)
Forward Foreign Currency Contracts — (196,838) — (196,838)
Total Other Financial Instruments $ 376,190 $ (141,609) $ — $ 234,581

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
Investments
Common Stocks
Electric Utilities $ 315,862,135 $ 970,201 $ — $ 316,832,336
Other* 2,060,760,830 — — 2,060,760,830
Securities Lending Reinvestments
Repurchase Agreements — 61,033,683 — 61,033,683
Total Investments $ 2,376,622,965 $ 62,003,884 $ — $ 2,438,626,849
Other Financial Instruments
Assets
Futures Contracts $ 453,251 $ — $ — $ 453,251
Total Other Financial Instruments $ 453,251 $ — $ — $ 453,251
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 398,828,152 $ — $ — $ 398,828,152
Securities Lending Reinvestments
Repurchase Agreements — 14,198,748 — 14,198,748
Total Investments $ 398,828,152 $ 14,198,748 $ — $ 413,026,900
Other Financial Instruments
Assets
Futures Contracts $ 76,629 $ — $ — $ 76,629
  Forward Foreign Currency Contracts — 2,918 — 2,918
Liabilities
Futures Contracts $ (32,952) $ — $ — $ (32,952)
Forward Foreign Currency Contracts — (12,406) — (12,406)
Total Other Financial Instruments $ 43,677 $ (9,488) $ — $ 34,189
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Real Assets Allocation Index Fund
Investments
Exchange Traded Funds $ 6,816,704 $ — $ — $ 6,816,704
Total Investments $ 6,816,704 $ — $ — $ 6,816,704

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Quality Dividend Index Fund
Investments
Common Stocks* $ 1,853,991,301 $ — $ — $ 1,853,991,301
Securities Lending Reinvestments
Certificates of Deposit — 6,002,290 — 6,002,290
Commercial Paper — 2,000,000 — 2,000,000
Repurchase Agreements — 63,749,076 — 63,749,076
Total Investments $ 1,853,991,301 $ 71,751,366 $ — $ 1,925,742,667
Other Financial Instruments
Assets
Futures Contracts $ 7,541 $ — $ — $ 7,541
Liabilities
Futures Contracts $ (2,345) $ — $ — $ (2,345)
Total Other Financial Instruments $ 5,196 $ — $ — $ 5,196
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 409,334,629 $ — $ — $ 409,334,629
Securities Lending Reinvestments
Repurchase Agreements — 15,315,291 — 15,315,291
Total Investments $ 409,334,629 $ 15,315,291 $ — $ 424,649,920
Other Financial Instruments
Liabilities
Futures Contracts $ (9,857) $ — $ — $ (9,857)
Total Other Financial Instruments $ (9,857) $ — $ — $ (9,857)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
International Quality Dividend Index Fund
Investments
Common Stocks* $ 584,512,174 $ — $ — $ 584,512,174
Securities Lending Reinvestments
Repurchase Agreements — 644,292 — 644,292
Total Investments $ 584,512,174 $ 644,292 $ — $ 585,156,466
Other Financial Instruments
Assets
Futures Contracts $ 86,002 $ — $ — $ 86,002
  Forward Foreign Currency Contracts — 128,805 — 128,805
Liabilities
Futures Contracts $ (42,208) $ — $ — $ (42,208)
Forward Foreign Currency Contracts — (17,111) — (17,111)
Total Other Financial Instruments $ 43,794 $ 111,694 $ — $ 155,488

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 59,670,886 $ — $ — $ 59,670,886
Securities Lending Reinvestments
Repurchase Agreements — 1,040,582 — 1,040,582
Total Investments $ 59,670,886 $ 1,040,582 $ — $ 60,711,468
Other Financial Instruments
Assets
Futures Contracts $ 6,587 $ — $ — $ 6,587
  Forward Foreign Currency Contracts — 8,178 — 8,178
Liabilities
Futures Contracts $ (3,832) $ — $ — $ (3,832)
Forward Foreign Currency Contracts — (691) — (691)
Total Other Financial Instruments $ 2,755 $ 7,487 $ — $ 10,242
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,128,351,710 $ — $ 2,128,351,710
Total Investments $ — $ 2,128,351,710 $ — $ 2,128,351,710
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 751,171,157 $ — $ 751,171,157
Total Investments $ — $ 751,171,157 $ — $ 751,171,157
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 84,906,020 $ — $ 84,906,020
Total Investments $ — $ 84,906,020 $ — $ 84,906,020

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 476,112,166 $ — $ 476,112,166
Securities Lending Reinvestments
Repurchase Agreements — 77,030,914 — 77,030,914
Short-Term Investments — 3,398,809 — 3,398,809
Total Investments $ — $ 556,541,889 $ — $ 556,541,889
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 37,267,917 $ — $ 37,267,917
Short-Term Investments — 199,930 — 199,930
Total Investments $ — $ 37,467,847 $ — $ 37,467,847
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,426,944,169 $ — $ 1,426,944,169
Securities Lending Reinvestments
Repurchase Agreements — 184,786,664 — 184,786,664
Short-Term Investments — 15,594,533 — 15,594,533
Total Investments $ — $ 1,627,325,366 $ — $ 1,627,325,366
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 47,180,523 $ — $ 47,180,523
Total Investments $ — $ 47,180,523 $ — $ 47,180,523

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 88,502,103 $ — $ 88,502,103
Collateralized Mortgage Obligations — 16,197,459 — 16,197,459
Commercial Mortgage-Backed Securities — 4,943,030 — 4,943,030
Corporate Bonds* — 1,055,776,181 — 1,055,776,181
U.S. Treasury Obligations — 20,147,002 — 20,147,002
Short-Term Investments — 32,117,012 — 32,117,012
Total Investments $ — $ 1,217,682,787 $ — $ 1,217,682,787
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares
®
Core Select Bond Fund
Investments
Exchange Traded Funds $ 147,538,560 $ — $ — $ 147,538,560
Short-Term Investments — 198,779 — 198,779
Total Investments $ 147,538,560 $ 198,779 $ — $ 147,737,339
Other Financial Instruments
Assets
Futures Contracts $ 11,172 $ — $ — $ 11,172
Total Other Financial Instruments $ 11,172 $ — $ — $ 11,172
* See Schedules of Investments for segregation by industry type.